                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21294
                 ----------------------------------------------

                               MUNDER SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                   Copy to:

          STEPHEN SHENKENBERG                           JANE KANTER
           480 PIERCE STREET                            DECHERT LLP
      BIRMINGHAM, MICHIGAN 48009                     1775 I STREET, N.W.
                                                    WASHINGTON, D.C. 20006


       Registrant's telephone number, including area code: (248) 647-9200

Date of fiscal year end:  June 30

Date of reporting period:  June 30, 2003

ITEM 1: REPORTS TO SHAREHOLDERS

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER BALANCED FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced
                                                 ---------------------------
                                                   Save paper and receive
                                                        this document
                                                   electronically. Sign up
                                                 for electronic delivery at
                                                    WWW.MUNDERFUNDS.COM/
                                                          EDELIVERY
                                                 ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  20         Statement of Assets and Liabilities
                  22         Statement of Operations
                  23         Statements of Changes in Net Assets
                  24         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  26         Financial Highlights
                  31         Notes to Financial Statements
                  46         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Balanced Fund Team

   The Fund earned a return of 3.02% for the year ending June 30, 2003, relative to the 5.31% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/Credit Index and the 2.81% median return for the Lipper universe of balanced mutual funds. Compared to the Lipper universe, the Fund has earned above-median returns for the one-month, three-month, six-month, one-year, two-year, three-year, five-year and ten-year time periods ending June 30. As of June 30, the asset allocation was 66% equities and 34% fixed income and cash equivalents.

   The Munder Balanced Fund is a diversified portfolio with equity holdings ranging from large company to small company stocks. The equity styles represented in the Fund include both growth and value. Growth stocks are those selected largely because of anticipated growth in earnings. Value stocks tend to be stocks whose characteristics include relative valuation that is below that of the market. The Fund also holds real estate investment trusts ("REITs") which were added to the Fund in March 2003. A REIT is a corporation or trust that uses the pooled capital of many investors to purchase and manage income property. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

   The Fund's fixed income and mid-cap core growth equity holdings had the strongest returns for the year. The strength in the fixed income holdings reflected the decline in interest rates and increase in bond prices that occurred during the past year. Between June 30, 2002 and June 30, 2003, the yield on the 10-year bond fell from 4.86% to 3.54%, a decline of 1.32 percentage points. The mid-cap core growth holdings did well relative to both the overall stock market and the mid-cap sector of the stock market. The strength of the Fund's mid-cap holdings was largely due to the strong returns of individual stocks, particularly in the information technology, industrials and financials sectors.

   Although lagging behind the fixed income and mid-cap portions of the Fund, the multi-cap equity value holdings also made a positive contribution to returns. The small-cap growth portion of Fund had the lowest return for the year. This was due in part to the weaker performance of the small-cap segment of the stock market during the year ended June 30, 2003.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of the Munder Balanced Fund (the "Fund"), Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER BALANCED FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                     RUSSELL 3000/LEHMAN    LIPPER BALANCED FUNDS
                                             CLASS Y          RUSSELL 3000 INDEX#       BLENDED INDEX#            AVERAGE**
                                             -------          -------------------    -------------------    ---------------------
6/30/93                                       10000                  10000                  10000                   10000
                                               9991                   9983                   9999                   10022
                                              10280                  10371                  10296                   10327
                                              10331                  10370                  10312                   10345
                                              10371                  10519                  10412                   10452
                                              10121                  10357                  10293                   10303
                                              10411                  10560                  10433                   10481
                                              10589                  10883                  10671                   10745
                                              10408                  10619                  10453                   10534
                                               9956                  10155                  10110                   10151
                                               9908                  10271                  10151                   10186
                                               9817                  10384                  10222                   10230
6/30/94                                        9504                  10100                  10053                   10055
                                               9705                  10413                  10298                   10281
                                               9989                  10867                  10580                   10542
                                               9877                  10635                  10407                   10343
                                              10014                  10811                  10510                   10407
                                               9729                  10416                  10261                   10160
                                               9871                  10577                  10371                   10250
                                               9912                  10809                  10577                   10399
                                              10210                  11250                  10924                   10713
                                              10400                  11530                  11112                   10904
                                              10513                  11831                  11341                   11116
                                              10854                  12261                  11725                   11498
6/30/95                                       11186                  12615                  11960                   11708
                                              11528                  13122                  12248                   11979
                                              11591                  13239                  12358                   12075
                                              11885                  13753                  12681                   12353
                                              11843                  13634                  12672                   12338
                                              12189                  14240                  13076                   12719
                                              12195                  14472                  13259                   12906
                                              12490                  14891                  13536                   13144
                                              12616                  15112                  13593                   13181
                                              12697                  15263                  13647                   13228
                                              12866                  15553                  13784                   13350
                                              13088                  15951                  13991                   13521
6/30/96                                       13126                  15900                  14023                   13544
                                              12627                  15067                  13599                   13177
                                              12850                  15523                  13851                   13399
                                              13502                  16368                  14380                   13892
                                              13599                  16667                  14639                   14163
                                              14059                  17843                  15336                   14793
                                              13763                  17628                  15185                   14647
                                              14080                  18603                  15714                   15062
                                              13944                  18624                  15736                   15083
                                              13448                  17782                  15265                   14662
                                              13836                  18659                  15789                   15074
                                              14521                  19933                  16488                   15717
6/30/97                                       14952                  20762                  16960                   16183
                                              15872                  22390                  17896                   17087
                                              15400                  21481                  17425                   16646
                                              16110                  22699                  18100                   17277
                                              15902                  21936                  17816                   16991
                                              16065                  22776                  18241                   17257
                                              16238                  23232                  18519                   17495
                                              16188                  23353                  18672                   17607
                                              16837                  25022                  19468                   18329
                                              17300                  26264                  20071                   18837
                                              17312                  26521                  20230                   18958
                                              17082                  25866                  19989                   18770
6/30/98                                       17381                  26740                  20445                   19059
                                              16890                  26253                  20251                   18804
                                              15098                  22231                  18517                   17185
                                              15720                  23748                  19462                   17896
                                              16433                  25550                  20339                   18605
                                              17017                  27114                  21086                   19284
                                              18016                  28838                  21923                   19965
                                              18209                  29819                  22418                   20308
                                              17382                  28763                  21811                   19760
                                              17919                  29819                  22356                   20230
                                              18526                  31163                  22989                   20841
                                              18452                  30571                  22655                   20549
6/30/99                                       19327                  32115                  23349                   21110
                                              19402                  31142                  22914                   20724
                                              18880                  30787                  22765                   20473
                                              18777                  29999                  22501                   20217
                                              19045                  31880                  23372                   20799
                                              20197                  32773                  23776                   21084
                                              21508                  34863                  24656                   21767
                                              21407                  33497                  24040                   21182
                                              23398                  33808                  24251                   21226
                                              25494                  36455                  25493                   22366
                                              24263                  35172                  24930                   21959
                                              23314                  34184                  24526                   21702
6/30/00                                       24613                  35196                  25134                   22108
                                              24714                  34573                  24943                   22053
                                              26762                  37138                  26170                   23047
                                              25928                  35456                  25555                   22531
                                              25537                  34952                  25384                   22450
                                              24020                  31730                  24117                   21581
                                              24670                  32263                  24537                   22119
                                              25518                  33366                  25202                   22603
                                              24010                  30316                  23917                   21638
                                              22884                  28340                  23056                   20876
                                              24138                  30613                  24142                   21770
                                              24375                  30858                  24313                   21913
6/30/01                                       24254                  30290                  24080                   21602
                                              23991                  29790                  24041                   21587
                                              23279                  28032                  23286                   20948
                                              21982                  25560                  22189                   19857
                                              22650                  26155                  22646                   20280
                                              23534                  28169                  23602                   21079
                                              23894                  28567                  23751                   21207
                                              23509                  28210                  23623                   21008
                                              23246                  27634                  23408                   20796
                                              23797                  28844                  23880                   21237
                                              23435                  27330                  23286                   20757
                                              23146                  27013                  23216                   20678
6/30/02                                       22235                  25068                  22294                   19782
                                              21144                  23075                  21336                   18831
                                              21361                  23184                  21523                   19002
                                              20302                  20747                  20320                   17898
                                              20789                  22399                  21259                   18580
                                              21203                  23754                  22022                   19249
                                              20749                  22412                  21467                   18739
                                              20529                  21862                  21152                   18463
                                              20334                  21502                  21063                   18345
                                              20517                  21728                  21204                   18419
                                              21594                  23503                  22307                   19371
                                              22648                  24922                  23295                   20213
6/30/03                                       22906                  25259                  23476                   20361

--------------------------------------------------------------------------------

                                            GROWTH OF A $10,000 INVESTMENT(1)
                      ------------------------------------------------------------------------------
                                                                   RUSSELL 3000/              LIPPER
CLASS AND                WITH      WITHOUT      RUSSELL 3000      LEHMAN BLENDED      BALANCED FUNDS
INCEPTION DATE           LOAD         LOAD            INDEX#              INDEX#           AVERAGE**
----------------------------------------------------------------------------------------------------
CLASS A
  (4/30/93)           $21,232*     $22,476        $25,259            $23,476             $20,361
CLASS B
  (6/21/94)               N/A      $21,817        $25,010            $23,353             $20,250
CLASS C
  (1/24/96)               N/A      $17,345        $16,962            $17,344             $15,491
CLASS K
  (4/16/93)               N/A      $22,362        $25,259            $23,476             $20,361
CLASS Y
  (4/13/93)               N/A      $22,906        $25,259            $23,476             $20,361

                                                    AVERAGE ANNUAL TOTAL RETURNS
                      -----------------------------------------------------------------------------------------
                          ONE          ONE     FIVE         FIVE      TEN          TEN       SINCE        SINCE
CLASS AND                YEAR         YEAR    YEARS        YEARS    YEARS        YEARS   INCEPTION    INCEPTION
INCEPTION DATE         W/LOAD   W/OUT LOAD   W/LOAD   W/OUT LOAD   W/LOAD   W/OUT LOAD      W/LOAD   W/OUT LOAD
---------------------------------------------------------------------------------------------------------------
CLASS A
  (4/30/93)           (2.83)%*       2.86%   4.33%*        5.52%   7.82%*        8.44%       7.92%*       8.51%
CLASS B
  (6/21/94)           (3.00)%+       2.00%   4.44%+        4.67%     N/A           N/A         N/A        9.03%
CLASS C
  (1/24/96)             0.99%+       1.99%     N/A         4.71%     N/A           N/A         N/A        7.69%
CLASS K
  (4/16/93)               N/A        2.76%     N/A         5.39%     N/A         8.38%         N/A        8.31%
CLASS Y
  (4/13/93)               N/A        3.02%     N/A         5.68%     N/A         8.64%         N/A        8.52%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. publicly traded securities. The Russell 3000/Lehman Blended Index is a blended index of 60% Russell 3000 Index and 40% Lehman Brothers Intermediate Government/Credit Index. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 7/1/94, 2/1/96, 7/1/93, and 7/1/93, respectively.

** The Lipper Balanced Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 7/1/94, 2/1/96, 7/1/93, and 7/1/93, respectively.

 (1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 65.9%
   AEROSPACE & DEFENSE -- 1.2%
     2,500      DRS Technologies, Inc.+                               $     69,800
     4,300      Honeywell International, Inc.                              115,455
    16,200      L-3 Communications Holdings, Inc.+                         704,538
     5,600      United Technologies Corporation                            396,648
                                                                      ------------
                                                                         1,286,441
                                                                      ------------
   AIR FREIGHT & COURIERS -- 0.1%
     3,300      Expeditors International of Washington, Inc.               114,312
                                                                      ------------
   AUTO COMPONENTS -- 0.8%
    12,860      Aftermarket Technology Corporation+                        135,159
     4,000      American Axle & Manufacturing Holdings, Inc.+               95,600
     6,400      Lear Corporation+                                          294,528
     5,000      Magna International, Inc., Class A                         336,350
                                                                      ------------
                                                                           861,637
                                                                      ------------
   BEVERAGES -- 1.6%
     9,595      Anheuser-Busch Companies, Inc.                             489,825
    33,600      Constellation Brands, Inc., Class A+                     1,055,040
     4,557      PepsiCo, Inc.                                              202,786
                                                                      ------------
                                                                         1,747,651
                                                                      ------------
   BIOTECHNOLOGY -- 0.8%
     5,900      Amgen, Inc.+                                               391,996
     3,000      Gilead Sciences, Inc.+                                     166,740
     4,750      MedImmune, Inc.+                                           172,757
     7,650      Serologicals Corporation+                                  104,270
                                                                      ------------
                                                                           835,763
                                                                      ------------
   BUILDING PRODUCTS -- 0.3%
    12,800      Masco Corporation                                          305,280
     1,450      Trex Company, Inc.+                                         56,913
                                                                      ------------
                                                                           362,193
                                                                      ------------
   CAPITAL MARKETS -- 1.7%
     6,800      Affiliated Managers Group, Inc.+                           414,460
     9,800      E*TRADE Group, Inc.+                                        83,300
     4,200      Goldman Sachs Group, Inc.                                  351,750
     3,300      Investors Financial Services Corporation                    95,733

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CAPITAL MARKETS (CONTINUED)
     8,550      J. P. Morgan Chase & Company                          $    292,239
     8,080      Lehman Brothers Holdings, Inc.                             537,158
                                                                      ------------
                                                                         1,774,640
                                                                      ------------
   CHEMICALS -- 1.3%
     4,900      Airgas, Inc.+                                               82,075
    12,700      Minerals Technologies, Inc.                                617,982
     3,200      PPG Industries, Inc.                                       162,368
     8,000      Praxair, Inc.                                              480,800
     1,500      Sigma-Aldrich Corporation                                   81,270
                                                                      ------------
                                                                         1,424,495
                                                                      ------------
   COMMERCIAL BANKS -- 2.7%
     9,800      Bank of America Corporation                                774,494
     4,400      Charter One Financial, Inc.                                137,192
     2,100      Commerce Bancorp, Inc.                                      77,910
     8,100      KeyCorp                                                    204,687
     3,000      North Fork Bancorporation, Inc.                            102,180
     3,800      Prosperity Bancshares, Inc.                                 73,150
     3,100      Southwest Bancorporation of Texas, Inc.+                   100,781
    18,000      U.S. Bancorp                                               441,000
    11,900      Wells Fargo & Company                                      599,760
     1,800      Wintrust Financial Corporation                              53,280
     5,600      Zions Bancorporation                                       283,416
                                                                      ------------
                                                                         2,847,850
                                                                      ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.8%
       518      American Banknote Corporation+                                 259
     3,450      Apollo Group, Inc., Class A                                213,072
     2,900      Bright Horizons Family Solutions, Inc.+                     97,324
     3,100      ChoicePoint, Inc.                                          107,012
     8,100      Corinthian Colleges, Inc.+                                 393,417
     6,850      Corporate Executive Board Company+                         277,630
     3,450      Education Management Corporation+                          183,471
     2,300      Headwaters, Inc.+                                           33,787
     2,100      Mobile Mini, Inc.+                                          34,293
     8,700      Republic Services, Inc.+                                   197,229
     4,300      Right Management Consultants, Inc.+                         54,395

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
     8,000      Stericycle, Inc.+                                     $    307,840
     2,400      Tetra Tech, Inc.+                                           41,112
                                                                      ------------
                                                                         1,940,841
                                                                      ------------
   COMMUNICATIONS EQUIPMENT -- 1.8%
     2,100      Advanced Fibre Communications, Inc.+                        34,167
    19,100      Alvarion, Ltd.+                                             77,164
    37,800      Cisco Systems, Inc.+                                       630,882
     7,600      Comverse Technology, Inc.+                                 114,228
    29,060      UTStarcom, Inc. +                                        1,033,664
                                                                      ------------
                                                                         1,890,105
                                                                      ------------
   COMPUTERS & PERIPHERALS -- 2.1%
    10,200      Dell Computer Corporation+                                 325,992
     6,000      Dot Hill Systems Corporation+                               78,600
    15,998      Hewlett-Packard Company                                    340,757
     8,150      International Business Machines Corporation                672,375
     7,650      Lexmark International, Inc., Class A+                      541,391
     6,700      Logitech International SA, ADR+                            252,322
                                                                      ------------
                                                                         2,211,437
                                                                      ------------
   CONSTRUCTION & ENGINEERING -- 0.4%
     9,300      Jacobs Engineering Group, Inc.+                            391,995
                                                                      ------------
   CONSUMER FINANCE -- 0.6%
     9,200      Capital One Financial Corporation                          452,456
     4,300      Cash America International, Inc.                            56,846
     2,700      SLM Corporation                                            105,759
                                                                      ------------
                                                                           615,061
                                                                      ------------
   DIVERSIFIED FINANCIALS -- 1.2%
     7,000      CIT Group, Inc.                                            172,550
    26,943      Citigroup, Inc.                                          1,153,160
                                                                      ------------
                                                                         1,325,710
                                                                      ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
    15,800      ALLTEL Corporation                                         761,876
    25,300      SBC Communications                                         646,415
     3,200      TALK America Holdings, Inc.+                                34,912
     3,800      Verizon Communications, Inc.                               149,910
                                                                      ------------
                                                                         1,593,113
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   ELECTRIC UTILITIES -- 0.6%
     1,800      Dominion Resources, Inc.                              $    115,686
     4,200      Edison International+                                       69,006
     1,300      Entergy Corporation                                         68,614
     2,400      Exelon Corporation                                         143,544
     1,400      FPL Group, Inc.                                             93,590
     1,500      Progress Energy, Inc.                                       65,850
     1,300      Public Service Enterprise Group, Inc.                       54,925
                                                                      ------------
                                                                           611,215
                                                                      ------------
   ELECTRICAL EQUIPMENT -- 0.7%
     5,050      American Power Conversion Corporation+                      78,730
     8,700      Cooper Industries, Ltd, Class A                            359,310
     3,500      Franklin Electric Co., Inc.                                194,775
     6,600      Rockwell Automation, Inc.                                  157,344
                                                                      ------------
                                                                           790,159
                                                                      ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
     3,400      Daktronics, Inc.+                                           55,590
     1,050      ScanSource, Inc.+                                           28,088
     5,000      Tech Data Corporation+                                     133,550
     3,300      Varian, Inc.+                                              114,411
                                                                      ------------
                                                                           331,639
                                                                      ------------
   ENERGY EQUIPMENT & SERVICES -- 1.2%
     1,700      BJ Services Company+                                        63,512
    12,300      ENSCO International, Inc.                                  330,870
     3,900      FMC Technologies, Inc.+                                     82,095
     8,825      Key Energy Services, Inc.+                                  94,604
    11,850      Noble Corporation+                                         406,455
     4,200      Patterson-UTI Energy, Inc.+                                136,080
     3,700      Precision Drilling Corporation+                            139,712
     4,000      Willbros Group, Inc.+                                       41,560
                                                                      ------------
                                                                         1,294,888
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   FOOD & STAPLES RETAILING -- 1.8%
     4,300      Performance Food Group Company+                       $    159,100
    19,845      SYSCO Corporation                                          596,144
     4,000      United Natural Foods, Inc.+                                112,560
    16,435      Wal-Mart Stores, Inc.                                      882,066
     7,000      Walgreen Company                                           210,700
                                                                      ------------
                                                                         1,960,570
                                                                      ------------
   FOOD PRODUCTS -- 0.2%
     2,400      American Italian Pasta Company+                             99,960
     5,900      McCormick & Company, Inc.                                  160,480
                                                                      ------------
                                                                           260,440
                                                                      ------------
   GAS UTILITIES -- 0.2%
     3,000      Kinder Morgan, Inc.                                        163,950
                                                                      ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
     1,400      ALARIS Medical Systems, Inc.+                               18,130
     7,650      Biomet, Inc.                                               219,249
     9,300      Fisher Scientific International, Inc.+                     324,570
     3,100      Orthofix International N.V.+                               101,494
                                                                      ------------
                                                                           663,443
                                                                      ------------
   HEALTH CARE PROVIDERS & SERVICES -- 5.0%
     2,450      Accredo Health, Inc.+                                       53,410
     9,100      AdvancePCS+                                                347,893
     1,200      AMERIGROUP Corporation+                                     44,640
     5,200      AmerisourceBergen Corporation                              360,620
     5,996      Anthem, Inc.+                                              462,591
    10,535      Cardinal Health, Inc.                                      677,401
     2,900      Computer Programs & Systems, Inc.                           58,029
     4,200      Coventry Health Care, Inc.+                                193,872
     2,200      eResearch Technology, Inc.+                                 48,752
     6,750      Express Scripts, Inc., Class A+                            461,160
     9,000      HCA, Inc.                                                  288,360
    25,645      Health Management Associates, Inc., Class A+               473,150
     2,250      Mid Atlantic Medical Services, Inc.+                       117,675
    12,700      MIM Corporation+                                            82,931
     1,475      Odyssey Healthcare, Inc.+                                   54,575
    10,050      Option Care, Inc. +                                        115,877
     2,500      Patterson Dental Company+                                  113,450
     4,200      Pharmaceutical Product Development, Inc. +                 120,666

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
     4,250      Quest Diagnostics, Inc.+                              $    271,150
     4,900      Select Medical Corporation+                                121,667
     6,600      UnitedHealth Group, Inc.                                   331,650
     1,200      Universal Health Services, Inc., Class B+                   47,544
     9,300      VCA Antech, Inc.+                                          182,001
     3,450      Wellpoint Health Networks, Inc.+                           290,835
                                                                      ------------
                                                                         5,319,899
                                                                      ------------
   HOTELS, RESTAURANTS & LEISURE -- 1.5%
    12,050      Brinker International, Inc.+                               434,041
     8,900      Carnival Corporation                                       289,339
    10,100      Harrah's Entertainment, Inc.+                              406,424
     1,400      International Game Technology+                             143,262
       900      Panera Bread Company+                                       36,000
     4,000      Penn National Gaming, Inc.+                                 82,200
     3,400      Ruby Tuesday, Inc.                                          84,082
     3,300      Starbucks Corporation+                                      80,916
       250      Starwood Hotels & Resorts Worldwide, Inc.                    7,148
                                                                      ------------
                                                                         1,563,412
                                                                      ------------
   HOUSEHOLD DURABLES -- 1.4%
     8,200      Centex Corporation                                         637,878
    11,250      D.R. Horton, Inc.                                          316,125
     4,000      Lennar Corporation, Class A                                286,000
       400      Lennar Corporation, Class B                                 27,480
       300      NVR, Inc.+                                                 123,300
       800      The Ryland Group, Inc.                                      55,520
     1,200      Toro Company                                                47,700
                                                                      ------------
                                                                         1,494,003
                                                                      ------------
   HOUSEHOLD PRODUCTS -- 1.1%
     2,600      Colgate-Palmolive Company                                  150,670
     4,500      Kimberly-Clark Corporation                                 234,630
     5,450      The Procter & Gamble Company                               486,031
    13,000      The Dial Corporation                                       252,850
                                                                      ------------
                                                                         1,124,181
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   INDUSTRIAL CONGLOMERATES -- 1.9%
    14,000      ALLETE, Inc.                                          $    371,700
    43,885      General Electric Company                                 1,258,622
    22,500      Tyco International Ltd.                                    427,050
                                                                      ------------
                                                                         2,057,372
                                                                      ------------
   INSURANCE -- 3.7%
    18,400      ACE Ltd.                                                   630,936
     9,050      AFLAC, Inc.                                                278,288
    14,250      Ambac Financial Group, Inc.                                944,062
    12,293      American International Group, Inc.                         678,328
    12,350      Brown & Brown, Inc.                                        401,375
     3,800      FPIC Insurance Group, Inc.+                                 52,706
    11,100      Old Republic International Corporation                     380,397
     8,300      Prudential Financial, Inc.                                 279,295
     2,500      RenaissanceRe Holdings Ltd.                                113,800
     3,200      Scottish Annuity & Life Holdings Ltd.                       64,672
     2,000      Triad Guaranty, Inc.+                                       75,900
                                                                      ------------
                                                                         3,899,759
                                                                      ------------
   INTERNET & CATALOG RETAIL -- 0.7%
     6,550      InterActiveCorp+                                           259,183
    16,900      School Specialty, Inc.+                                    480,974
                                                                      ------------
                                                                           740,157
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 0.5%
     1,900      Ask Jeeves, Inc.+                                           26,125
       600      J2 Global Communications, Inc.+                             27,588
       900      Sohu.com, Inc.+                                             30,744
     2,800      TriZetto Group, Inc.+                                       16,934
       800      United Online, Inc.+                                        20,272
    30,000      VeriSign, Inc.+                                            414,900
                                                                      ------------
                                                                           536,563
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 1.7%
    15,310      Affiliated Computer Services, Inc., Class A+               700,126
    10,700      CACI International, Inc.+                                  367,010
     8,600      Cognizant Technology Solutions+                            209,496
    11,450      First Data Corporation                                     474,488
     2,600      ManTech International Corporation, Class A+                 49,868
                                                                      ------------
                                                                         1,800,988
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   MACHINERY -- 1.2%
     2,600      Actuant Corporation, Class A+                         $    123,032
     6,100      ITT Industries, Inc.                                       399,306
     8,300      Kennametal, Inc.                                           280,872
     7,700      Oshkosh Truck Corporation                                  456,764
                                                                      ------------
                                                                         1,259,974
                                                                      ------------
   MEDIA -- 1.4%
     2,400      ADVO, Inc.+                                                106,560
    10,200      Clear Channel Communications, Inc.+                        432,378
    20,200      Comcast Corporation, Class A Special+                      582,366
     2,000      Getty Images, Inc.+                                         82,600
     6,350      Viacom, Inc., Class B+                                     277,241
                                                                      ------------
                                                                         1,481,145
                                                                      ------------
   METALS & MINING -- 0.4%
     9,100      Alcoa, Inc.                                                232,050
    17,800      NN, Inc.                                                   225,348
                                                                      ------------
                                                                           457,398
                                                                      ------------
   MULTILINE RETAIL -- 0.7%
    11,530      Family Dollar Stores, Inc.                                 439,870
     7,400      Federated Department Stores, Inc.+                         272,690
                                                                      ------------
                                                                           712,560
                                                                      ------------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.2%
     3,400      Duke Energy Corporation                                     67,830
     3,500      Equitable Resources, Inc.                                  142,590
                                                                      ------------
                                                                           210,420
                                                                      ------------
   OIL & GAS -- 2.1%
     8,980      Apache Corporation                                         584,239
     6,400      ChevronTexaco Corporation                                  462,080
    24,000      Exxon Mobil Corporation                                    861,840
     4,800      Pioneer Natural Resources Company+                         125,280
     3,500      Royal Dutch Petroleum Company, NYR                         163,170
                                                                      ------------
                                                                         2,196,609
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   PERSONAL PRODUCTS -- 0.4%
     5,850      Alberto-Culver Company, Class A                       $    291,213
     1,900      Alberto-Culver Company, Class B                             97,090
                                                                      ------------
                                                                           388,303
                                                                      ------------
   PHARMACEUTICALS -- 3.0%
     7,650      Biovail Corporation+                                       360,009
    15,200      Johnson & Johnson                                          785,840
     6,500      Merck & Company, Inc.                                      393,575
    40,700      Pfizer, Inc.                                             1,389,905
     4,900      SICOR, Inc.+                                                99,666
     2,700      Wyeth                                                      122,985
                                                                      ------------
                                                                         3,151,980
                                                                      ------------
   REAL ESTATE -- 4.0%
     1,475      AMB Property Corporation                                    41,551
     5,365      American Financial Realty Trust                             79,992
     6,475      AmeriVest Properties, Inc.                                  40,534
     1,200      Apartment Investment & Management Company, Class A          41,520
     3,725      Archstone-Smith Trust                                       89,400
     1,175      Avalon Bay Communities, Inc.                                50,102
     3,000      Boston Properties, Inc.                                    131,400
       775      Camden Property Trust                                       27,086
     1,075      CarrAmerica Realty Corporation                              29,896
     1,475      CBL & Associates Properties, Inc.                           63,425
       450      CenterPoint Properties Corporation                          27,563
     3,825      Chelsea Property Group, Inc.                               154,186
     2,375      Corporate Office Properties Trust, Inc.                     40,209
     8,430      Correctional Properties Trust                              236,040
       206      Corrections Corporation of America+                          5,218
     3,525      Cousins Properties, Inc.                                    98,347
     1,925      Crescent Real Estate Equities Company                       31,974
     3,200      Developers Diversified Realty Corporation                   91,008
     2,425      Duke Realty Corporation                                     66,809
     5,675      Equity Office Properties Trust                             153,282
     4,275      Equity One, Inc.                                            70,110
     5,175      Equity Residential                                         134,291
       625      Essex Property Trust, Inc.                                  35,781
     6,900      General Growth Properties, Inc.                            430,836
     1,400      Health Care REIT, Inc.                                      42,700
     3,725      Heritage Property Investment Trust                         100,873

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   REAL ESTATE (CONTINUED)
       250      Hospitality Properties Trust                          $      7,813
     5,350      Host Marriott Corporation+                                  48,953
     1,975      iStar Financial, Inc.                                       72,087
     3,725      Kimco Realty Corporation                                   141,177
     2,150      Newcastle Investment Corporation                            42,097
     2,025      One Liberty Properties, Inc.                                34,020
     1,350      Pan Pacific Retail Properties, Inc.                         53,122
    13,400      ProLogis                                                   365,820
     1,475      PS Business Parks, Inc.                                     52,067
     1,475      RAIT Investment Trust                                       39,088
     1,225      Reckson Associates Realty Corporation                       25,554
     1,375      Regency Centers Corporation                                 48,098
     5,075      Simon Property Group, Inc.                                 198,077
     2,425      SL Green Realty Corporation                                 84,608
     2,650      The Mills Corporation                                       88,907
     2,750      The Rouse Company                                          104,775
     2,125      Town & Country Trust                                        49,406
     3,750      Ventas, Inc.                                                56,812
     7,700      Vornado Realty Trust                                       335,720
     1,275      Washington Real Estate Investment Trust                     34,680
     1,000      Weingarten Reality Investors                                41,900
                                                                      ------------
                                                                         4,238,914
                                                                      ------------
   ROAD & RAIL -- 0.3%
    17,250      Genesee & Wyoming, Inc., Class A+                          354,833
                                                                      ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
     7,400      Altera Corporation+                                        121,360
       800      Cabot Microelectronics Corporation+                         40,376
     2,500      Cree, Inc.+                                                 40,700
     4,350      DSP Group, Inc.+                                            93,656
    34,210      Intel Corporation                                          711,021
     2,950      Marvell Technology Group Ltd.+                             101,391
     2,200      Maxim Integrated Products, Inc.                             75,218
     7,550      Microchip Technology, Inc.                                 185,956
     2,350      Novellus Systems, Inc.+                                     86,059
    11,300      Texas Instruments, Inc.                                    198,880
     4,525      White Electronic Designs Corporation+                       47,920
                                                                      ------------
                                                                         1,702,537
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   SOFTWARE -- 2.3%
    14,400      Check Point Software Technologies Ltd.+               $    281,520
     2,400      Electronic Arts, Inc.+                                     177,576
     3,200      EPIQ Systems, Inc.+                                         54,944
     1,725      FactSet Research Systems, Inc.                              75,986
     1,543      Fair Isaac Corporation                                      79,387
     5,350      FileNet Corporation+                                        96,514
     7,200      Inet Technologies, Inc.+                                    71,784
     5,700      Mercury Interactive Corporation+                           220,077
     1,700      MICROS Systems, Inc.+                                       56,066
    47,490      Microsoft Corporation                                    1,216,219
     5,400      Quest Software, Inc.+                                       64,260
     1,600      Symantec Corporation+                                       70,176
                                                                      ------------
                                                                         2,464,509
                                                                      ------------
   SPECIALTY RETAIL -- 2.6%
     5,400      Bed Bath & Beyond, Inc.+                                   209,574
     5,200      Chicos Fas, Inc.+                                          109,460
     2,700      Cost Plus, Inc.+                                            96,282
    15,000      Hancock Fabrics, Inc.                                      242,250
     2,000      Hot Topic, Inc.+                                            53,820
     8,050      Lowe's Companies, Inc.                                     345,748
    13,450      O'Reilly Automotive, Inc.+                                 449,095
     5,100      Regis Corporation                                          148,155
     9,850      Rent-A-Center, Inc.+                                       746,728
     7,200      The Home Depot, Inc.                                       238,464
     2,500      Tractor Supply Company+                                    119,375
     1,500      Urban Outfitters, Inc.+                                     53,850
                                                                      ------------
                                                                         2,812,801
                                                                      ------------
   TEXTILES & APPAREL -- 0.2%
     2,800      Coach, Inc.+                                               139,272
     3,200      Liz Claiborne, Inc.                                        112,800
                                                                      ------------
                                                                           252,072
                                                                      ------------
   THRIFTS & MORTGAGE FINANCE -- 2.3%
     7,150      Countrywide Financial Corporation                          497,425
     2,250      Doral Financial Corporation                                100,463
     2,100      Federal Agricultural Mortgage Corporation, Class
                  C+                                                        46,935
     5,800      Federal Home Loan Mortgage Corporation                     294,466
     1,300      Federal National Mortgage Association                       87,672
     1,400      Golden West Financial Corporation                          112,014

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   THRIFTS & MORTGAGE FINANCE (CONTINUED)
     3,600      GreenPoint Financial Corporation                      $    183,384
    16,600      Radian Group, Inc.                                         608,390
    20,800      Sovereign Bancorp, Inc.                                    325,520
     3,400      Washington Mutual, Inc.                                    140,420
                                                                      ------------
                                                                         2,396,689
                                                                      ------------
   WATER UTILITIES -- 0.1%
     5,500      Philadelphia Suburban Corporation                          134,090
                                                                      ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
     8,900      Nextel Partners, Inc., Class A+                             64,970
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $62,298,130)                                                   70,115,686
                                                                      ------------
PREFERRED STOCK -- 0.1%
   (Cost $234,517)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
     8,000      Solectron Corporation                                       93,920
                                                                      ------------
PRINCIPAL
AMOUNT
----------
ASSET-BACKED SECURITIES -- 2.8%
   AUTO LOAN -- 0.2%
$  217,540      WFS Financial Owner Trust,
                  7.410% due 09/20/2007                                    224,523
                                                                      ------------
   CREDIT CARD -- 1.5%
   900,000      Capital One Master Trust, Series 2001-8A, Class A,
                  4.600% due 08/17/2009                                    959,276
   575,000      Discover Card Master Trust I, Series 1999-6, Class
                  A,
                  6.850% due 07/17/2007                                    622,456
                                                                      ------------
                                                                         1,581,732
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   UTILITIES -- 1.1%
$  430,000      Connecticut RRB Special Purpose Trust, Series
                  2001-1, Class A3, 5.730% due 03/30/2009             $    475,439
   600,000      Public Service New Hampshire Funding LLC, Series
                  2001-1, Class A2, 5.730% due 11/01/2010                  661,508
                                                                      ------------
                                                                         1,136,947
                                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $2,759,995)                                                     2,943,202
                                                                      ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.6%
   FINANCIALS -- 1.6%
 1,000,000      First Union National Bank Commercial Mortgage,
                  Series 1999-C4, Class A2,
                  7.390% due 12/15/2031                                  1,208,124
                                                                      ------------
   407,669      DLJ Commercial Mortgage Corporation, Series 2000,
                  Class A1A, 6.930% due 08/10/2009                         456,562
                                                                      ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (Cost $1,476,614)                                                     1,664,686
                                                                      ------------
CORPORATE BONDS AND NOTES -- 11.8%
   FINANCE -- 6.8%
   450,000      American Express Credit Corporation,
                  3.000% due 05/16/2008                                    453,101
   500,000      Block Financial Corporation,
                  8.500% due 04/15/2007                                    591,019
   132,800      Chevron Corporation Profit Sharing,
                  8.110% due 12/01/2004                                    141,440
   400,000      EOP Operating Limited Partnership,
                  7.875% due 07/15/2031                                    483,628
   200,000      First Union Corporation,
                  7.500% due 07/15/2006                                    231,426
   150,000      Ford Motor Credit Company,
                  6.875% due 02/01/2006                                    159,090
   500,000      General Electric Capital Corporation, MTN,
                  7.375% due 01/19/2010                                    606,915
   260,000      General Motors Acceptance Corporation, MTN,
                  6.750% due 01/15/2006                                    276,027
   235,000      Goldman Sachs Group, Inc.,
                  6.875% due 01/15/2011                                    277,288
   300,000      Hutchison Whampoa International (03/13) Ltd.,
                  144A,
                  6.500% due 02/13/2013++                                  314,742

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   FINANCE (CONTINUED)
$  375,000      International Lease Finance Corporation,
                  5.875% due 05/01/2013                               $    403,718
   510,000      Landesbank Baden-Wurttemberg, MTN,
                  6.350% due 04/01/2012                                    587,991
   350,000      National Rural Utilities Cooperative Finance
                  Corporation,
                  6.000% due 05/15/2006                                    388,729
   400,000      Nationwide Financial Services, Inc.,
                  6.250% due 11/15/2011                                    448,811
                SLM Corporation,
   250,000        1.299% due 09/15/2005                                    250,360
   300,000        5.125% due 08/27/2012                                    318,776
   650,000      Toyota Motor Credit Corporation,
                  5.500% due 12/15/2008                                    735,822
   350,000      U.S. Bank of N.A.,
                  6.375% due 08/01/2011                                    408,577
   150,000      Wachovia Bank, N.A,
                  7.800% due 08/18/2010                                    186,114
                                                                      ------------
                                                                         7,263,574
                                                                      ------------
   INDUSTRIAL -- 4.7%
   750,000      Clorox Company,
                  6.125% due 02/01/2011                                    861,763
   325,000      Comcast Cable Communications, Inc.
                  7.125% due 06/15/2013                                    379,722
   300,000      ConocoPhillips,
                  3.625% due 10/15/2007++                                  311,515
   550,000      Diageo Capital Plc,
                  3.500% due 11/19/2007                                    566,039
   455,000      Dover Corporation,
                  6.450% due 11/15/2005                                    503,528
   400,000      First Data Corporation,
                  4.700% due 11/01/2006                                    430,856
   205,000      International Paper Company,
                  6.750% due 09/01/2011                                    237,108
   575,000      Leggett & Platt, Inc.,
                  7.650% due 02/15/2005                                    626,642
   425,000      Unilever Capital Corporation,
                  7.125% due 11/01/2010                                    514,918

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   INDUSTRIAL (CONTINUED)
$  500,000      Wal-Mart Stores, Inc.,
                  4.375% due 07/12/2007                               $    535,807
                                                                      ------------
                                                                         4,967,898
                                                                      ------------
   TRANSPORTATION -- 0.3%
   210,000      Norfolk Southern Corporation,
                  6.000% due 04/30/2008                                    234,823
   479,158      United Air Lines, Inc.,
                  8.030% due 07/01/2011                                    119,689
                                                                      ------------
                                                                           354,512
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $11,999,952)                                                   12,585,984
                                                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.3%
   FEDERAL HOME LOAN BANK (FHLB) -- 1.1%
                FHLB:
   500,000      5.750% due 05/15/2012                                      574,392
   500,000      6.500% due 11/15/2005                                      557,987
                                                                      ------------
                                                                         1,132,379
                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.8%
                FHLMC:
 3,000,000      3.500% due 09/15/2003                                    3,015,384
   450,000      3.500% due 09/15/2007                                      470,439
   600,000      4.500% due 07/23/2007                                      619,493
 1,100,000      5.625% due 03/15/2011                                    1,257,013
   750,000      6.250% due 03/05/2012                                      825,972
                                                                      ------------
                                                                         6,188,301
                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.6%
                FNMA:
   250,000      2.125% due 04/15/2006                                      252,627
   325,000      6.125% due 03/15/2012                                      383,286
                                                                      ------------
                                                                           635,913
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   GOVERNMENT AGENCY DEBENTURES -- 0.8%
                Tennessee Valley Authority:
$  400,000        6.250% due 12/15/2017                               $    478,024
   400,000        6.375% due 06/15/2005                                    437,608
                                                                      ------------
                                                                           915,632
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $8,603,979)                                                     8,872,225
                                                                      ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.4%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 5.0%
                FHLMC,
 1,136,785      Series 1737, Class H,
                  6.000% due 01/15/2023                                  1,161,992
 1,000,000      Series 2091, Class PP,
                  6.000% due 02/15/2027                                  1,015,842
   465,247      Series 1702A, Class PD,
                  6.500% due 04/15/2022                                    469,486
                FNMA,
   847,487      Series 1994-23, Class PE,
                  6.000% due 08/25/2022                                    863,266
   610,000      Series 1998-61, Class PK,
                  6.000% due 12/25/2026                                    624,098
 1,000,000      GNMA, Series 2002-9, Class B,
                  5.881% due 03/16/2024                                  1,131,067
                                                                      ------------
                                                                         5,265,751
                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.0%#
    24,921      FHLMC, Pool #E62394,
                  7.500% due 09/01/2010                                     26,210
                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.4%
                FNMA,
   126,851      Pool #100081,
                  1.000% due 08/20/2016                                    147,850
   236,676      Pool #323406,
                  5.995% due 11/01/2008                                    267,539
    46,724      Pool #303105,
                  11.000% due 11/01/2020                                    54,233
                                                                      ------------
                                                                           469,622
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.0%#
$   44,698      GNMA, Pool #780584,
                  7.000% due 06/15/2027                               $     47,395
                                                                      ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $5,577,554)                                                     5,808,978
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 1.2%
   U.S. TREASURY NOTES -- 1.2%
   375,000      4.625% due 05/15/2006                                      406,509
   275,000      2.250% due 07/31/2004                                      278,556
   175,000      3.000% due 02/15/2008                                      180,079
   227,968      3.625% due 01/15/2008, TIPS                                255,752
    75,000      4.000% due 11/15/2012                                       78,044
    55,000      4.750% due 11/15/2008                                       60,970
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $1,222,780)                                                     1,259,910
                                                                      ------------
SHARES
----------
WARRANTS -- 0.0%
   (Cost $0)
   COMMERCIAL SERVICES & SUPPLIES -- 0.0%
       178      American Banknote Corporation, expires 10/01/07,
                  (exercise price: $10.00)+                                      0
                                                                      ------------
PRINCIPAL
AMOUNT
----------
REPURCHASE AGREEMENT -- 2.7%
   (Cost $2,869,000)
$2,869,000      Agreement with State Street Bank and Trust
                  Company,
                  0.980% dated 06/30/2003, to be repurchased at
                  $2,869,078 on 07/01/2003, collateralized by
                  $2,615,000 FNMA,
                  5.250% maturing 04/15/2007
                  (value $2,928,800)                                     2,869,000
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $10,283,982)                                      9.7%        $ 10,283,982
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $107,326,503)                                   109.5%         116,497,573
OTHER ASSETS AND LIABILITIES (NET)                        (9.5)         (10,071,112)
                                                         -----         ------------
NET ASSETS                                               100.0%        $106,426,461
                                                         =====         ============

------------

 * As of June 30, the market value of the securities on loan is $10,029,580. Collateral received for securities loaned of $10,283,982 is invested in 10,283,982 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 # Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR  -- American Depositary Receipt

MTN  -- Medium Term Note

NYR  -- New York Registered Shares

TIPS -- Treasury Inflation-Protected Security

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER BALANCED FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $10,029,580 of securities
      loaned)...............................................  $113,628,573
    Repurchase agreement....................................     2,869,000
                                                              ------------
Total Investments...........................................   116,497,573
Cash........................................................        67,905
Interest receivable.........................................       383,118
Dividends receivable........................................        53,928
Receivable for securities sold..............................     1,016,102
Receivable for Fund shares sold.............................        75,531
Prepaid expenses and other assets...........................        36,549
                                                              ------------
      Total assets..........................................   118,130,706
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       206,372
Payable for securities purchased............................       931,234
Payable upon return of securities loaned....................    10,283,982
Investment advisory fees payable............................        57,358
Distribution fees payable...................................        54,162
Transfer agency/record keeping fees payable.................        46,324
Trustees' fees and expenses payable.........................        14,830
Administration fees payable.................................        11,713
Custody fees payable........................................         3,660
Accrued expenses and other payables.........................        94,610
                                                              ------------
      Total liabilities.....................................    11,704,245
                                                              ------------
NET ASSETS..................................................  $106,426,461
                                                              ============
Investments, at cost........................................  $107,326,503
                                                              ============

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $     (9,587)
Accumulated net realized losses on investments sold.........   (26,172,504)
Net unrealized appreciation of investments..................     9,171,070
Paid-in capital.............................................   123,437,482
                                                              ------------
                                                              $106,426,461
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 26,766,381
                                                              ============
Class B Shares..............................................  $ 39,406,066
                                                              ============
Class C Shares..............................................  $ 15,445,158
                                                              ============
Class K Shares..............................................  $ 11,570,782
                                                              ============
Class Y Shares..............................................  $ 13,238,074
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     2,854,213
                                                              ============
Class B Shares..............................................     4,237,301
                                                              ============
Class C Shares..............................................     1,653,796
                                                              ============
Class K Shares..............................................     1,240,348
                                                              ============
Class Y Shares..............................................     1,418,741
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $9.38
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................         $9.93
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.30
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.34
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.33
                                                              ============
CLASS Y SHARES
Net asset value, offering price and redemption price per
  share.....................................................         $9.33
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $ 1,893,413
Dividends(a)................................................        766,451
Securities lending..........................................         22,912
                                                                -----------
      Total Investment Income...............................      2,682,776
                                                                -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................         60,820
  Class B Shares............................................        398,374
  Class C Shares............................................        160,283
Shareholder servicing fees:
  Class K Shares............................................         26,690
Investment advisory fees....................................        660,103
Transfer agency/record keeping fees.........................        234,392
Administration fees.........................................        137,914
Printing, mailing and solicitation fees.....................        103,208
Custody fees................................................         85,766
Legal and audit fees........................................         52,141
Registration and filing fees................................         41,083
Trustees' fees and expenses.................................         20,412
Other.......................................................          9,689
                                                                -----------
      Total Expenses........................................      1,990,875
Fees waived by transfer agent...............................         (7,518)
                                                                -----------
Net Expenses................................................      1,983,357
                                                                -----------
NET INVESTMENT INCOME.......................................        699,419
                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions................     (8,823,163)
Net change in unrealized appreciation/(depreciation) of
  securities................................................      9,654,341
                                                                -----------
Net realized and unrealized gain on investments.............        831,178
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 1,530,597
                                                                ===========

------------

(a) Net of dividend withholding taxes of $1,802.

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $    699,419     $  1,395,040
Net realized loss on investments sold...............    (8,823,163)     (11,083,079)
Net change in unrealized appreciation/(depreciation)
  of investments....................................     9,654,341       (1,805,530)
                                                      ------------     ------------
Net increase/(decrease) in net assets resulting from
  operations........................................     1,530,597      (11,493,569)
Dividends to shareholders from net investment
  income:
  Class A Shares....................................      (266,861)        (376,710)
  Class B Shares....................................      (138,965)        (405,576)
  Class C Shares....................................       (55,763)        (178,490)
  Class K Shares....................................      (117,359)        (215,782)
  Class Y Shares....................................      (147,830)        (200,024)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................        85,135        8,280,654
  Class B Shares....................................    (8,631,821)       5,891,001
  Class C Shares....................................    (4,488,669)      (1,972,014)
  Class K Shares....................................      (431,020)      (4,282,213)
  Class Y Shares....................................     3,196,077           (3,119)
                                                      ------------     ------------
Net decrease in net assets..........................    (9,466,479)      (4,955,842)
NET ASSETS:
Beginning of year...................................   115,892,940      120,848,782
                                                      ------------     ------------
End of year.........................................  $106,426,461     $115,892,940
                                                      ============     ============
Undistributed/(Accumulated) net investment
  income/(loss).....................................  $     (9,587)    $     20,748
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 12,261,523     $ 18,465,118
Issued as reinvestment of dividends..................       201,065          295,705
Redeemed.............................................   (12,377,453)     (10,480,169)
                                                       ------------     ------------
Net increase.........................................  $     85,135     $  8,280,654
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  7,032,905     $ 19,731,928
Issued as reinvestment of dividends..................        94,149          272,194
Redeemed.............................................   (15,758,875)     (14,113,121)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (8,631,821)    $  5,891,001
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  3,498,318     $  7,387,207
Issued as reinvestment of dividends..................        37,737          116,468
Redeemed.............................................    (8,024,724)      (9,475,689)
                                                       ------------     ------------
Net decrease.........................................  $ (4,488,669)    $ (1,972,014)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $  1,433,731     $  1,730,802
Redeemed.............................................    (1,864,751)      (6,013,015)
                                                       ------------     ------------
Net decrease.........................................  $   (431,020)    $ (4,282,213)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  4,289,595     $  2,841,282
Issued as reinvestment of dividends..................        65,812          114,407
Redeemed.............................................    (1,159,330)      (2,958,808)
                                                       ------------     ------------
Net increase/(decrease)..............................  $  3,196,077     $     (3,119)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................    1,407,553        1,890,243
Issued as reinvestment of dividends..................       23,122           31,278
Redeemed.............................................   (1,431,860)      (1,077,638)
                                                        ----------       ----------
Net increase/(decrease)..............................       (1,185)         843,883
                                                        ==========       ==========
CLASS B SHARES:
Sold.................................................      818,124        2,033,434
Issued as reinvestment of dividends..................       11,061           29,069
Redeemed.............................................   (1,840,716)      (1,471,754)
                                                        ----------       ----------
Net increase/(decrease)..............................   (1,011,531)         590,749
                                                        ==========       ==========
CLASS C SHARES:
Sold.................................................      403,482          759,986
Issued as reinvestment of dividends..................        4,414           12,390
Redeemed.............................................     (935,977)        (978,465)
                                                        ----------       ----------
Net decrease.........................................     (528,081)        (206,089)
                                                        ==========       ==========
CLASS K SHARES:
Sold.................................................      163,819          178,191
Redeemed.............................................     (217,863)        (622,040)
                                                        ----------       ----------
Net decrease.........................................      (54,044)        (443,849)
                                                        ==========       ==========
CLASS Y SHARES:
Sold.................................................      495,902          295,128
Issued as reinvestment of dividends..................        7,575           12,171
Redeemed.............................................     (134,525)        (318,572)
                                                        ----------       ----------
Net increase/(decrease)..............................      368,952          (11,273)
                                                        ==========       ==========

                       See Notes to Financial Statements.

MUNDER BALANCED FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                            --------------------------------------------------------------
                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                            6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99(C)
                                            --------------------------------------------------------------
Net asset value, beginning of period.......  $  9.22      $ 10.25      $ 12.13       $12.96       $13.48
                                             -------      -------      -------       ------       ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income......................     0.09         0.16         0.19         0.15         0.21
Net realized and unrealized gain/(loss) on
 investments...............................     0.17        (1.04)       (0.26)        2.40         1.02
                                             -------      -------      -------       ------       ------
Total from investment operations...........     0.26        (0.88)       (0.07)        2.55         1.23
                                             -------      -------      -------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income.......    (0.10)       (0.15)       (0.18)       (0.13)       (0.23)
Distributions in excess of net investment
 income....................................       --           --           --        (0.02)          --
Distributions from net realized gains......       --           --        (1.35)       (3.23)       (1.52)
Distributions in excess of net realized
 gains.....................................       --           --        (0.28)          --           --
                                             -------      -------      -------       ------       ------
Total distributions........................    (0.10)       (0.15)       (1.81)       (3.38)       (1.75)
                                             -------      -------      -------       ------       ------
Net asset value, end of period.............  $  9.38      $  9.22      $ 10.25       $12.13       $12.96
                                             =======      =======      =======       ======       ======
TOTAL RETURN(B)............................     2.86%       (8.60)%      (1.23)%      27.17%       10.76%
                                             =======      =======      =======       ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).......  $26,766      $26,336      $20,621       $6,229       $1,572
Ratio of operating expenses to average net
 assets....................................     1.57%        1.37%        1.31%        1.26%        1.22%
Ratio of net investment income to average
 net assets................................     1.07%        1.59%        1.80%        1.33%        1.73%
Portfolio turnover rate....................       61%          79%         165%         176%         116%
Ratio of operating expenses to average net
 assets without expense waivers............     1.58%        1.37%        1.31%        1.26%        1.22%

------------

(a) The Munder Balanced Fund Class A Shares and Class B Shares commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
     $  9.15       $ 10.16       $ 12.08        $12.92        $13.44
     -------       -------       -------        ------        ------
        0.03          0.08          0.11          0.07          0.12
        0.15         (1.01)        (0.30)         2.38          1.01
     -------       -------       -------        ------        ------
        0.18         (0.93)        (0.19)         2.45          1.13
     -------       -------       -------        ------        ------
       (0.03)        (0.08)        (0.10)        (0.06)        (0.13)
          --            --            --         (0.00)(d)        --
          --            --         (1.35)        (3.23)        (1.52)
          --            --         (0.28)           --            --
     -------       -------       -------        ------        ------
       (0.03)        (0.08)        (1.73)        (3.29)        (1.65)
     -------       -------       -------        ------        ------
     $  9.30       $  9.15       $ 10.16        $12.08        $12.92
     =======       =======       =======        ======        ======
        2.00%        (9.16)%       (2.30)%       26.22%         9.96%
     =======       =======       =======        ======        ======
     $39,406       $48,006       $47,329        $9,582        $1,829
        2.32%         2.12%         2.06%         2.01%         1.97%
        0.32%         0.84%         1.05%         0.58%         0.94%
          61%           79%          165%          176%          116%
        2.33%         2.12%         2.06%         2.01%         1.97%

                       See Notes to Financial Statements.

MUNDER BALANCED FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        C SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......  $  9.19       $ 10.20       $ 12.12        $12.95        $13.45
                                            -------       -------       -------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................     0.03          0.08          0.11          0.07          0.12
Net realized and unrealized gain/(loss) on
 investments..............................     0.15         (1.01)        (0.30)         2.39          1.03
                                            -------       -------       -------        ------        ------
Total from investment operations..........     0.18         (0.93)        (0.19)         2.46          1.15
                                            -------       -------       -------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......    (0.03)        (0.08)        (0.10)        (0.05)        (0.13)
Distributions in excess of net investment
 income...................................       --            --            --         (0.01)           --
Distributions from net realized gains.....       --            --         (1.35)        (3.23)        (1.52)
Distributions in excess of net realized
 gains....................................       --            --         (0.28)           --            --
                                            -------       -------       -------        ------        ------
Total distributions.......................    (0.03)        (0.08)        (1.73)        (3.29)        (1.65)
                                            -------       -------       -------        ------        ------
Net asset value, end of period............  $  9.34       $  9.19       $ 10.20        $12.12        $12.95
                                            =======       =======       =======        ======        ======
TOTAL RETURN(B)...........................     1.99%        (9.12)%       (2.38)%       26.33%        10.11%
                                            =======       =======       =======        ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......  $15,445       $20,041       $24,364        $5,145        $  360
Ratio of operating expenses to average net
 assets...................................     2.32%         2.12%         2.06%         2.01%         1.97%
Ratio of net investment income to average
 net assets...............................     0.32%         0.84%         1.05%         0.58%         0.94%
Portfolio turnover rate...................       61%           79%          165%          176%          116%
Ratio of operating expenses to average net
 assets without expense waivers...........     2.33%         2.12%         2.06%         2.01%         1.97%

------------

(a) The Munder Balanced Fund Class C Shares and Class K Shares commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
     $  9.17       $ 10.19       $ 12.14       $ 12.98       $ 13.49
     -------       -------       -------       -------       -------
        0.09          0.16          0.20          0.15          0.22
        0.17         (1.03)        (0.34)         2.39          1.02
     -------       -------       -------       -------       -------
        0.26         (0.87)        (0.14)         2.54          1.24
     -------       -------       -------       -------       -------
       (0.10)        (0.15)        (0.18)        (0.15)        (0.23)
          --            --            --            --            --
          --            --         (1.35)        (3.23)        (1.52)
          --            --         (0.28)           --            --
     -------       -------       -------       -------       -------
       (0.10)        (0.15)        (1.81)        (3.38)        (1.75)
     -------       -------       -------       -------       -------
     $  9.33       $  9.17       $ 10.19       $ 12.14       $ 12.98
     =======       =======       =======       =======       =======
        2.76%        (8.45)%       (1.81)%       27.01%        10.83%
     =======       =======       =======       =======       =======
     $11,571       $11,876       $17,713       $23,695       $27,206
        1.57%         1.37%         1.31%         1.26%         1.22%
        1.07%         1.59%         1.80%         1.33%         1.78%
          61%           79%          165%          176%          116%
        1.58%         1.37%         1.31%         1.26%         1.22%

                       See Notes to Financial Statements.

MUNDER BALANCED FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......  $  9.18       $ 10.20       $ 12.14       $ 12.98       $ 13.48
                                            -------       -------       -------       -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................     0.11          0.18          0.22          0.18          0.26
Net realized and unrealized gain/(loss) on
 investments..............................     0.16         (1.02)        (0.32)         2.39          1.02
                                            -------       -------       -------       -------       -------
Total from investment operations..........     0.27         (0.84)        (0.10)         2.57          1.28
                                            -------       -------       -------       -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income......    (0.12)        (0.18)        (0.21)        (0.18)        (0.26)
Distributions from net realized gains.....       --            --         (1.35)        (3.23)        (1.52)
Distributions in excess of net realized
 gains....................................       --            --         (0.28)           --            --
                                            -------       -------       -------       -------       -------
Total distributions.......................    (0.12)        (0.18)        (1.84)        (3.41)        (1.78)
                                            -------       -------       -------       -------       -------
Net asset value, end of period............  $  9.33       $  9.18       $ 10.20       $ 12.14       $ 12.98
                                            =======       =======       =======       =======       =======
TOTAL RETURN (B)..........................     3.02%        (8.31)%       (1.46)%       27.33%        11.21%
                                            =======       =======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......  $13,238       $ 9,634       $10,821       $ 5,430       $15,816
Ratio of operating expenses to average net
 assets...................................     1.32%         1.12%         1.06%         1.01%         0.97%
Ratio of net investment income to average
 net assets...............................     1.32%         1.84%         2.05%         1.58%         2.09%
Portfolio turnover rate...................       61%           79%          165%          176%          116%
Ratio of operating expenses to average net
 assets without expense waivers...........     1.33%         1.12%         1.06%         1.01%         0.97%

------------

(a) The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Balanced Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On June 12, 2003, shareholders of the Munder Balanced Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Equity securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted equity securities, or equity securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Fixed income securities are valued at the evaluated bid price as provided by a Board-approved pricing vendor or by broker-dealers. Restricted securities, and

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $7,518 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for Real Estate Investment Trusts, defaulted bonds and bond premium amortization were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Advisor earned $137,914 before payment of sub-administration fees and $35,120 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,157 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $938 to Comerica Securities and $26,678 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $46,604,511 and $53,753,302 respectively, for the year ended June 30, 2003. For the year ended June 30, 2003, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $14,424,081 and $15,522,454, respectively.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $12,277,562 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $3,929,968 and net appreciation for Federal income tax purposes was $8,347,594. At June 30, 2003, aggregate cost for Federal income tax purposes was $108,149,979.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $2,097.

7. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                   ORDINARY INCOME
                                                   ---------------
June 30, 2003....................................    $  726,778
June 30, 2002....................................     1,376,582

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

 POST OCTOBER      UNREALIZED
 LOSS/CAPITAL    APPRECIATION/
LOSS CARRYOVER   (DEPRECIATION)      TOTAL
----------------------------------------------
$(25,349,028 )     8,347,594      $(17,001,434)

   The differences between book and tax distributable earnings are primarily due to wash sales.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $21,493,846 of unused capital losses of which $6,912,162 and $14,581,684 expire in 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $3,855,182.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. This Special Meeting was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. The Special Meeting reconvened on May 28, 2003, was further adjourned, and reconvened again on June 12, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

                 NOMINEES:                                    NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr. .........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"),

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,953,091.890
Against.....................................................     93,510.236
Abstain.....................................................    125,273.025
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,944,448.522
Against.....................................................     98,736.936
Abstain.....................................................    128,689.693
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,906,331.889
Against.....................................................    129,560.707
Abstain.....................................................    135,982.555
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,919,486.786
Against.....................................................    110,256.810
Abstain.....................................................    142,131.555
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,927,693.194
Against.....................................................    106,928.792
Abstain.....................................................    137,253.165
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,933,119.277
Against.....................................................    105,643.019
Abstain.....................................................    133,112.855
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,899,719.185
Against.....................................................    136,781.569
Abstain.....................................................    135,374.397
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,920,543.415
Against.....................................................    106,609.940
Abstain.....................................................    144,721.796
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,902,175.713
Against.....................................................    132,569.583
Abstain.....................................................    137,129.855
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,912,835.691
Against.....................................................    125,884.631
Abstain.....................................................    133,154.829
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,926,414.914
Against.....................................................    109,737.745
Abstain.....................................................    135,722.492
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,908,042.212
Against.....................................................    123,130.169
Abstain.....................................................    140,702.770
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,905,212.589
Against.....................................................    134,188.906
Abstain.....................................................    132,473.656
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,920,056.289
Against.....................................................    119,239.175
Abstain.....................................................    132,579.687
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  5,897,756.233
Against.....................................................    136,211.874
Abstain.....................................................    137,907.044
Broker Non-votes............................................  3,045,121.000
TOTAL.......................................................  9,216,996.151

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN FUND
                                                 TERM OF         PRINCIPAL        COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST      DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS         TRUSTEE     DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western Michigan
                                                              University (7/95
                                                              to 12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93      Chief Executive
480 Pierce Street           Chairman                          Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger Company
Age 56                                                        (construction
                                                              company) (since
                                                              1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of          32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-Business
Birmingham, MI 48009                                          School (since
Age 67                                                        8/66).

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN FUND
                                                 TERM OF         PRINCIPAL        COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST      DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS         TRUSTEE     DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------


Joseph E. Champagne         Director/Trustee  Indefinite      Vice President,       32       None
c/o The Munder Funds                          since 11/89     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 65                                                        9/97).

Thomas D. Eckert            Director/Trustee  Indefinite      Director,             32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer, Capital
Birmingham, MI 48009                                          Automotive REIT
Age 55                                                        (real estate
                                                              investment trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of          32       Universal Forest
c/o The Munder Funds                          since 2/03      State and Local                Products, Inc.
480 Pierce Street                                             Government/Vice                (manufacturer and
Suite 300                                                     President of                   distributor of
Birmingham, MI 48009                                          Government                     lumber products)
Age 54                                                        Solutions for                  (since 1/03);
                                                              North America,                 Northwest Airlines
                                                              Electronic Data                (since 4/03).
                                                              Systems Corp.
                                                              (computer
                                                              services) (since
                                                              1/03); Governor
                                                              of the State of
                                                              Michigan (1/91
                                                              to 1/03).


MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN FUND
                                                 TERM OF         PRINCIPAL        COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST      DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS         TRUSTEE     DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite      President and         32       None
3990 John R.                                  since 2/01      Chief Executive
Detroit, MI 48201                                             Officer of the
Age 47                                                        Detroit Medical
                                                              Center (since
                                                              3/99); Professor
                                                              with Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                        Corporation (energy
Suite 102                                                     Enterprises, LLC               company) (since
Bloomfield Hills, MI 48301                                    (consulting                    12/02); Guilford
Age 64                                                        company) (since                Mills, Inc.
                                                              6/99); Chairman                (supplier of
                                                              of Munder                      automotive textile
                                                              Capital                        products) (since
                                                              Management                     10/02).
                                                              (investment
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

-----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER BALANCED FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND
                                WITH THE        LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Balanced Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Balanced Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Balanced Fund portfolio of Munder Series Trust at June 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER BALANCED FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2003 were as follows:

Federal Home Loan Bank......................................  1.1%
Federal Home Loan Mortgage Corporation......................  8.3%
Federal National Mortgage Association.......................  2.4%
Government Agency Debentures................................  1.1%
Tennessee Valley Authority..................................  0.8%
U.S. Treasury Notes.........................................  1.2%

   Of the distributions made by the Fund, 84.2% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

   For the fiscal year ended June 30, 2003 certain dividends paid by the Munder Balanced Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNBLNC603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                MUNDER BOND FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  35         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Bond Fund Team

   The Fund earned an 11.07% return for the year ended June 30, 2003 compared to the 12.98% return for the Fund's benchmark (50% Lehman Brothers Aggregate Bond Index/50% Lehman Brothers Credit Index) and the 10.24% median return for the Lipper universe of corporate debt A-rated mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the one-month, three-month, six-month, nine-month and one-year time periods ended June 30.

   The Fund exhibited strong performance relative to its Lipper universe of mutual funds for the year, but lagged its blended Lehman benchmark. Sector weightings played a role in this relative weakness. During the year, the Fund's exposure to the government sector was more heavily weighted toward agency securities than U.S. Treasuries. With the Lehman Brothers U.S. Treasury Index posting an 11.94% return, compared to the 10.32% return for the Lehman Brothers U.S. Agency Index, this weighting had a negative impact on relative performance. In the mortgage sector of the Fund, there were a number of seasoned mortgages that had been held for several years and had withstood a number of waves of refinancing. With interest rates hitting 45-year lows, however, even these mortgages began to prepay at faster rates, holding back their returns. These particular securities, therefore, had a negative impact on relative performance. In addition, a small but overweighted position in collateralized mortgage obligations (CMOs) hindered returns.

   Lower quality securities were the leading performers during the past twelve months. For the year ended June 30, the Lehman Index for A-rated securities posted a 14.92% return, compared to an 18.33% return for BBB-rated securities. The high-quality focus of the Fund, with around 80% of the Fund's assets having a rating of A or better, held back relative performance.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares of the Munder Bond Fund (the "Fund") Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER BOND FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                             LIPPER CORP. DEBT A
                                                                 LEHMAN AGGREGATE        LEHMAN BLENDED          RATED FUNDS
                                              CLASS Y              BOND INDEX#               INDEX#               AVERAGE**
                                              -------            ----------------        --------------      -------------------
6/30/93                                        10000                  10000                  10000                  10000
                                               10054                  10057                  10064                  10075
                                               10289                  10233                  10277                  10308
                                               10341                  10261                  10304                  10341
                                               10404                  10299                  10348                  10387
                                               10279                  10211                  10241                  10263
                                               10309                  10266                  10299                  10314
                                               10465                  10405                  10468                  10468
                                               10209                  10224                  10253                  10248
                                                9967                   9971                   9969                   9983
                                                9874                   9891                   9882                   9871
                                                9865                   9890                   9863                   9837
6/30/94                                         9860                   9869                   9840                   9803
                                               10009                  10065                  10063                   9977
                                               10019                  10077                  10075                   9977
                                                9885                   9929                   9906                   9820
                                                9855                   9920                   9891                   9793
                                                9831                   9898                   9872                   9763
                                                9895                   9967                   9947                   9839
                                               10064                  10164                  10151                  10015
                                               10280                  10406                  10418                  10255
                                               10339                  10469                  10493                  10328
                                               10473                  10616                  10654                  10477
                                               10869                  11027                  11111                  10930
6/30/95                                        10946                  11107                  11202                  11007
                                               10927                  11083                  11166                  10955
                                               11054                  11217                  11323                  11102
                                               11167                  11326                  11445                  11222
                                               11316                  11473                  11594                  11389
                                               11478                  11645                  11791                  11569
                                               11653                  11808                  11970                  11751
                                               11723                  11886                  12049                  11804
                                               11489                  11679                  11801                  11536
                                               11418                  11597                  11709                  11435
                                               11334                  11532                  11627                  11340
                                               11309                  11509                  11605                  11318
6/30/96                                        11440                  11664                  11768                  11459
                                               11464                  11695                  11795                  11479
                                               11428                  11675                  11766                  11444
                                               11623                  11878                  11993                  11655
                                               11867                  12142                  12291                  11931
                                               12089                  12350                  12527                  12171
                                               11969                  12235                  12383                  12031
                                               11975                  12273                  12410                  12045
                                               11997                  12303                  12452                  12079
                                               11857                  12167                  12285                  11916
                                               12022                  12349                  12471                  12086
                                               12111                  12467                  12600                  12194
6/30/97                                        12238                  12615                  12766                  12352
                                               12583                  12956                  13172                  12749
                                               12453                  12846                  13019                  12586
                                               12632                  13036                  13230                  12791
                                               12841                  13225                  13410                  12971
                                               12896                  13285                  13478                  13031
                                               13015                  13420                  13618                  13160
                                               13214                  13591                  13787                  13331
                                               13177                  13581                  13779                  13300
                                               13207                  13627                  13828                  13343
                                               13277                  13698                  13907                  13402
                                               13427                  13828                  14056                  13545
6/30/98                                        13551                  13945                  14168                  13661
                                               13565                  13975                  14177                  13663
                                               13839                  14202                  14326                  13840
                                               14196                  14535                  14725                  14155
                                               14064                  14458                  14572                  13992
                                               14118                  14540                  14752                  14104
                                               14175                  14584                  14796                  14153
                                               14260                  14687                  14922                  14255
                                               13930                  14430                  14614                  13926
                                               14019                  14510                  14706                  14013
                                               14038                  14556                  14750                  14040
                                               13888                  14428                  14587                  13884
6/30/99                                        13820                  14382                  14525                  13809
                                               13776                  14321                  14456                  13753
                                               13725                  14314                  14435                  13715
                                               13859                  14480                  14597                  13843
                                               13857                  14534                  14658                  13854
                                               13848                  14532                  14666                  13853
                                               13760                  14463                  14592                  13778
                                               13743                  14415                  14543                  13745
                                               13885                  14589                  14698                  13892
                                               14119                  14782                  14857                  14084
                                               13990                  14739                  14771                  13967
                                               13886                  14732                  14740                  13912
6/30/00                                        14209                  15038                  15079                  14204
                                               14389                  15175                  15239                  14328
                                               14591                  15395                  15449                  14517
                                               14690                  15492                  15539                  14593
                                               14628                  15594                  15598                  14623
                                               14913                  15850                  15827                  14848
                                               15172                  16145                  16128                  15134
                                               15471                  16408                  16479                  15389
                                               15625                  16551                  16623                  15536
                                               15635                  16633                  16716                  15599
                                               15455                  16563                  16651                  15487
                                               15604                  16663                  16777                  15588
6/30/01                                        15656                  16726                  16851                  15648
                                               16005                  17101                  17259                  16018
                                               16130                  17298                  17474                  16195
                                               15978                  17498                  17562                  16276
                                               16365                  17864                  17962                  16620
                                               16211                  17617                  17761                  16384
                                               16123                  17505                  17644                  16251
                                               16109                  17646                  17790                  16345
                                               16194                  17818                  17943                  16466
                                               15895                  17522                  17627                  16180
                                               16147                  17862                  17922                  16460
                                               16325                  18014                  18115                  16590
6/30/02                                        16406                  18170                  18208                  16646
                                               16582                  18390                  18313                  16761
                                               16858                  18701                  18705                  17066
                                               17148                  19004                  19035                  17326
                                               16908                  18916                  18880                  17177
                                               16918                  18911                  19001                  17240
                                               17314                  19302                  19478                  17618
                                               17317                  19320                  19517                  17639
                                               17613                  19586                  19847                  17902
                                               17594                  19571                  19845                  17889
                                               17787                  19733                  20111                  18089
                                               18255                  20100                  20616                  18486
6/30/03                                        18223                  20060                  20570                  18449

--------------------------------------------------------------------------------

                                        GROWTH OF A $10,000 INVESTMENT(1)
                      ---------------------------------------------------------------------
                                                   LEHMAN
                                                AGGREGATE       LEHMAN         LIPPER CORP.
CLASS AND                WITH      WITHOUT           BOND      BLENDED         DEBT A RATED
INCEPTION DATE           LOAD         LOAD         INDEX#       INDEX#      FUNDS AVERAGE**
-------------------------------------------------------------------------------------------
CLASS A
  (12/9/92)           $17,070*     $17,788       $20,060       $20,570          $18,449

CLASS B
  (3/13/96)               N/A      $14,896       $17,176       $17,431          $15,993

CLASS C
  (3/25/96)               N/A      $14,832       $17,297       $17,568          $16,133

CLASS K
  (11/23/92)              N/A      $17,800       $20,060       $20,570          $18,449

CLASS Y
  (12/1/91)               N/A      $18,223       $20,060       $20,570          $18,449

                                            AVERAGE ANNUAL TOTAL RETURNS
                      -------------------------------------------------------------------------
                                  ONE             FIVE              TEN                   SINCE
                         ONE     YEAR     FIVE   YEARS      TEN   YEARS       SINCE   INCEPTION
CLASS AND               YEAR    W/OUT    YEARS   W/OUT    YEARS   W/OUT   INCEPTION       W/OUT
INCEPTION DATE        W/LOAD     LOAD   W/LOAD    LOAD   W/LOAD    LOAD      W/LOAD        LOAD
-----------------------------------------------------------------------------------------------
CLASS A
  (12/9/92)           6.48%*   10.93%   4.95%*   5.82%   5.50%*   5.93%       6.05%*      6.46%

CLASS B
  (3/13/96)           4.98%+    9.98%   4.70%+   5.03%     N/A      N/A         N/A       5.61%

CLASS C
  (3/25/96)           9.05%+   10.05%     N/A    5.03%     N/A      N/A         N/A       5.57%

CLASS K
  (11/23/92)            N/A    10.92%     N/A    5.84%     N/A    5.94%         N/A       6.44%

CLASS Y
  (12/1/91)             N/A    11.07%     N/A    6.10%     N/A    6.18%         N/A       6.47%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Blended Index is a blended index made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index. The Lehman Brothers Credit Index is an unmanaged index made up of all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 3/1/96, 4/1/96, 7/1/93, and 7/1/93, respectively.

** The Lipper Corporate Debt A Rated Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 3/1/96, 4/1/96, 7/1/93, and 7/1/93, respectively.

 1 Amount represents the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 8.3%
   AUTO LOAN -- 2.5%
$1,200,000      Chevy Chase Auto Receivables Trust, Series 2001-2,
                  Class B, 5.160% due 03/15/2008                      $  1,277,387
 1,233,536      Navistar Financial Corporation Owner Trust, Series
                  2002-A, Class B,
                  4.950% due 04/15/2009                                  1,242,104
                                                                      ------------
                                                                         2,519,491
                                                                      ------------
   CREDIT CARD -- 2.9%
 1,000,000      Capital One Master Trust, Series 2001-8A, Class A,
                  4.600% due 08/17/2009                                  1,065,862
 1,000,000      Capital One Multi-Asset Execution Trust, Series
                  2003-C1, Class C1, 3.869% due 03/15/2011               1,060,156
   750,000      Discover Card Master Trust, Series 1993-3, Class
                  A, 6.200% due 05/16/2006                                 764,226
                                                                      ------------
                                                                         2,890,244
                                                                      ------------
   HOME EQUITY LOANS -- 1.5%
 1,500,000      Wachovia Asset Securitization, Inc., 2003-HE1
                  Trust, Class A1, 1.325% due 03/25/2033                 1,500,863
                                                                      ------------
   OTHER -- 1.0%
 1,000,000      Pacific Coast CDO Ltd., 144A,
                  1.750% due 10/25/2036+, ++                               986,250
                                                                      ------------
   UTILITIES -- 0.4%
   451,132      CNH Equipment Trust, Series 2000-A, Class A4,
                  7.340% due 02/15/2007                                    461,391
                                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $8,238,043)                                                     8,358,239
                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 1.0%
   (Cost $1,004,810)
   FINANCE -- 1.0%
 1,000,000      LB-UBS Commercial Mortgage Trust, Series 2003-C1,
                  Class J, 144A, 5.328% due 03/15/2013+                  1,028,567
                                                                      ------------
CORPORATE BONDS AND NOTES -- 61.5%
   FINANCIALS -- 28.7%
 1,000,000      American Express Credit Corporation,
                  3.000% due 05/16/2008                                  1,006,892
 1,085,000      Axa, 8.600% due 12/15/2030                               1,397,354

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   FINANCIALS (CONTINUED)
 1,000,000      Block Financial Corporation,
                  8.500% due 04/15/2007                               $  1,182,039
   500,000      Capital One Bank, MTN,
                  6.875% due 02/01/2006                                    536,519
 1,200,000      Citigroup, Inc.,
                  6.500% due 01/18/2011                                  1,403,963
 1,000,000      City National Corporation, 144A
                  5.125% due 02/15/2013+                                 1,029,075
 1,755,000      Credit Suisse First Boston USA, Inc.,
                  6.125% due 11/15/2011                                  1,966,011
 1,500,000      EOP Operating Limited Partnership,
                  7.875% due 07/15/2031                                  1,813,605
 1,000,000      General Motors Acceptance Corporation, MTN,
                  7.250% due 03/02/2011                                  1,026,102
 1,690,000      Heller Financial, Inc.,
                  6.375% due 03/15/2006                                  1,884,838
   450,000      Household Finance Corporation,
                  8.000% due 07/15/2010                                    558,239
 1,700,000      Hutchison Whampoa International (03/13) Ltd.,
                  144A,
                  6.500% due 02/13/2013+                                 1,783,538
 2,000,000      International Lease Finance Corporation,
                  5.875% due 05/01/2013                                  2,153,162
 2,000,000      Jackson National Life Insurance Company, MTN,
                  144A,
                  5.250% due 03/15/2007+                                 2,150,874
 2,055,000      Landesbank Baden-Wurttemberg, MTN,
                  6.350% due 04/01/2012                                  2,369,259
 1,225,000      National Rural Utilities Cooperative Finance
                  Corporation,
                  6.000% due 05/15/2006                                  1,360,552
 1,400,000      Nationwide Financial Services, Inc.,
                  6.250% due 11/15/2011                                  1,570,839
                SLM Corporation, MTN,
   800,000        1.299% due 09/15/2005                                    801,150
   855,000        5.125% due 08/27/2012                                    908,512
   950,000      Sovereign Bank,
                  5.125% due 03/15/2013                                    981,095
 1,000,000      Washington Mutual Bank FA, MTN,
                  1.670% due 07/25/2006                                  1,004,235
                                                                      ------------
                                                                        28,887,853
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   INDUSTRIAL -- 28.4%
 1,495,000      Anheuser-Busch Companies,
                  9.000% due 12/01/2009                               $  1,994,361
 1,240,000      Archer-Daniels-Midland Company,
                  7.000% due 02/01/2031                                  1,498,327
   600,000      AT&T Wireless Services, Inc.,
                  8.750% due 03/01/2031                                    741,639
 1,500,000      Avery Dennison Corporation,
                  6.000% due 01/15/2033                                  1,597,437
   570,000      Becton Dickinson & Co,
                  6.700% due 08/01/2028                                    665,021
 1,150,000      Cardinal Health, Inc.,
                  6.750% due 02/15/2011                                  1,364,790
 1,430,000      Caterpillar Financial Services Corporation,
                  4.875% due 06/15/2007                                  1,550,965
   900,000      Clear Channel Communications, Inc.,
                  7.250% due 09/15/2003                                    909,018
 1,475,000      Coca-Cola Enterprises,
                  8.500% due 02/01/2022                                  2,002,721
   750,000      Comcast Cable Communications, Inc.,
                  7.125% due 06/15/2013                                    876,283
 1,700,000      ConocoPhillips,
                  3.625% due 10/15/2007                                  1,765,250
                Cox Communications, Inc.,
   400,000        6.150% due 08/01/2003                                    400,267
 1,000,000        7.125% due 10/01/2012                                  1,194,133
 1,500,000      Diageo Capital PLC,
                  3.500% due 11/19/2007                                  1,543,743
   750,000      Dover Corporation,
                  6.450% due 11/15/2005                                    829,991
   500,000      Ford Motor Company,
                  6.625% due 10/01/2028                                    416,051
 1,000,000      International Paper Company,
                  5.850% due 10/30/2012                                  1,095,830
 1,750,000      Procter & Gamble,
                  9.360% due 01/01/2021                                  2,454,498
 1,000,000      S.C. Johnson & Son, Inc., Series 144A,
                  5.750% due 02/15/2033+                                 1,027,364
   600,000      Sprint Capital Corporation,
                  8.750% due 03/15/2032                                    718,214

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   INDUSTRIAL (CONTINUED)
 1,500,000      Target Corporation,
                  6.350% due 01/15/2011                               $  1,730,940
 2,000,000      Wal-Mart Stores, Inc.,
                  4.375% due 07/12/2007                                  2,143,228
                                                                      ------------
                                                                        28,520,071
                                                                      ------------
   TRANSPORTATION -- 2.0%
 1,300,000      Norfolk Southern Corporation,
                  6.000% due 04/30/2008                                  1,453,668
 2,326,012      United Air Lines, Inc.,
                  8.030% due 07/01/2011                                    581,014
                                                                      ------------
                                                                         2,034,682
                                                                      ------------
   UTILITIES -- 2.4%
 1,035,000      Constellation Energy Group, Inc.,
                  7.600% due 04/01/2032                                  1,244,113
 1,000,000      Verizon New England, Inc.,
                  6.500% due 09/15/2011                                  1,160,341
                                                                      ------------
                                                                         2,404,454
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $59,306,875)                                                   61,847,060
                                                                      ------------
FOREIGN BONDS AND NOTES -- 1.2%
   (Cost $1,079,716)
   GOVERNMENT -- 1.2%
 1,100,000      United Mexican States,
                  6.375% due 01/16/2013                                  1,166,000
                                                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.9%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.1%
                FHLMC:
$  500,000      3.500% due 09/15/2003                                      502,564
 2,000,000      4.500% due 07/23/2007                                    2,064,976
   500,000      6.250% due 03/05/2012                                      550,648
                                                                      ------------
                                                                         3,118,188
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   GOVERNMENT AGENCY DEBENTURES -- 2.8%
 2,600,000      Tennessee Valley Authority,
                  6.375% due 06/15/2005                               $  2,844,452
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $5,705,448)                                                     5,962,640
                                                                      ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 17.0%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 6.9%
                Federal Home Loan Mortgage Corporation,
 5,000,000      Series 2132, Class PD,
                  6.000% due 11/15/2027                                  5,130,978
 1,628,365      Series 1702-A, Class PD,
                  6.500% due 04/15/2022                                  1,643,201
   135,182      Federal National Mortgage Association, Remic Trust
                  1997
                  G1 Class K,
                  6.750% due 02/18/2004                                    136,951
                                                                      ------------
                                                                         6,911,130
                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.3%
                FHLMC,
 2,000,000      Pool #C01501, Gold,
                  5.500% due 12/31/2033                                  2,063,124
   223,440      Pool #E62394, Gold,
                  7.500% due 09/01/2010                                    235,000
   976,509      Pool #C30261,
                  7.500% due 08/01/2029                                  1,038,312
                                                                      ------------
                                                                         3,336,436
                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 6.4%
                FNMA,
   596,042      Pool #385677,
                  4.680% due 12/01/2012                                    626,782
 2,839,244      Pool #455598,
                  5.500% due 12/01/2028                                  2,945,989
 1,338,692      Pool #385278,
                  6.110% due 07/01/2012                                  1,547,212
   403,646      Pool #303105,
                  11.000% due 11/01/2020                                   468,508
   693,172      Pool #100081,
                  11.500% due 08/20/2016                                   807,922
                                                                      ------------
                                                                         6,396,413
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 0.4%
   410,405      GNMA, Pool #780584,
                  7.000% due 06/15/2027                               $    435,172
                                                                      ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $15,998,997)                                                   17,079,151
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 2.2%
   U.S. TREASURY BOND -- 0.3%
   275,000      5.375% due 02/15/2031                                      309,665
                                                                      ------------
   U.S. TREASURY NOTES -- 1.9%
   854,880      3.625% due 01/15/2008, TIPS                                959,069
   935,000      3.625% due 05/15/2013                                      942,304
                                                                      ------------
                                                                         1,901,373
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,187,432)                                                     2,211,038
                                                                      ------------
REPURCHASE AGREEMENT -- 4.4%
   (Cost $4,458,000)
$4,458,000      Agreement with State Street Bank and Trust
                  Company,
                  0.980% dated 06/30/2003, to be repurchased at
                  $4,458,121 on 07/01/2003, collateralized by
                  $4,375,000 FNMA, 5.000% maturing 05/14/2004
                  (value $4,547,266)                                     4,458,000
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $1,879,331)                                       1.9%        $  1,879,331
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $99,858,652)                                    103.4%         103,990,026
OTHER ASSETS AND LIABILITIES (NET)                        (3.4)          (3,386,167)
                                                         -----         ------------
NET ASSETS                                               100.0%        $100,603,859
                                                         =====         ============

------------

 * As of June 30, 2003, the market value of the securities on loan is $1,849,334. Cash collateral received for securities loaned of $1,879,331 is invested in 1,879,331 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

++ Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
ABS  -- Asset Backed Security
CDO  -- Collateralized Debt Obligations
MTN  -- Medium Term Note
TIPS -- Treasury Inflation Protected Security

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $1,849,334 of securities
      loaned)...............................................  $ 99,532,026
    Repurchase agreement....................................     4,458,000
                                                              ------------
Total Investments...........................................   103,990,026
Cash........................................................           706
Interest receivable.........................................     1,289,769
Receivable for investment securities sold...................     5,498,712
Receivable for Fund shares sold.............................       625,622
Prepaid expenses and other assets...........................        37,784
                                                              ------------
      Total Assets..........................................   111,442,619
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       245,322
Payable for investment securities purchased.................     8,563,022
Payable upon return of securities loaned....................     1,879,331
Investment advisory fees payable............................        41,889
Trustees' fees and expenses payable.........................        15,906
Transfer agency/record keeping fees payable.................        14,587
Administration fees payable.................................        10,701
Distribution fees payable...................................         9,363
Shareholder servicing fees payable..........................         6,783
Custody fees payable........................................         3,132
Accrued expenses and other payables.........................        48,724
                                                              ------------
      Total Liabilities.....................................    10,838,760
                                                              ------------
NET ASSETS..................................................  $100,603,859
                                                              ============
Investments, at cost........................................  $ 99,858,652
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $    122,641
Accumulated net realized loss on investments sold...........   (13,690,733)
Net unrealized appreciation of investments..................     4,131,374
Paid-in capital.............................................   110,040,577
                                                              ------------
                                                              $100,603,859
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  5,019,200
                                                              ============
Class B Shares..............................................  $  9,267,292
                                                              ============
Class C Shares..............................................  $  1,035,695
                                                              ============
Class K Shares..............................................  $ 40,171,716
                                                              ============
Class Y Shares..............................................  $ 45,109,956
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       507,426
                                                              ============
Class B Shares..............................................       936,809
                                                              ============
Class C Shares..............................................       104,181
                                                              ============
Class K Shares..............................................     4,058,221
                                                              ============
Class Y Shares..............................................     4,555,405
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $9.89
                                                              ============
Maximum sales charge........................................          4.00%
Maximum offering price per share............................        $10.30
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.89
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.94
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.90
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.90
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 6,277,995
Securities lending..........................................       16,199
                                                              -----------
      Total Investment Income...............................    6,294,194
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       14,877
  Class B Shares............................................       88,187
  Class C Shares............................................       10,534
Shareholder servicing fees:
  Class K Shares............................................      109,043
Investment advisory fees....................................      600,559
Administration fees.........................................      162,938
Transfer agency/record keeping fees.........................       74,513
Legal and audit fees........................................       52,978
Registration and filing fees................................       38,074
Custody fees................................................       37,799
Trustees' fees and expenses.................................       20,867
Other.......................................................       35,941
                                                              -----------
      Total Expenses........................................    1,246,310
Fees waived by transfer agent...............................       (1,251)
                                                              -----------
Net Expenses................................................    1,245,059
                                                              -----------
NET INVESTMENT INCOME.......................................    5,049,135
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................    3,785,965
Net change in unrealized appreciation/(depreciation) of
  securities................................................    3,397,312
                                                              -----------
Net realized and unrealized gain on investments.............    7,183,277
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $12,232,412
                                                              ===========

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $  5,049,135     $  8,894,561
Net realized gain/(loss) on investments sold........     3,785,965       (3,528,204)
Net change in unrealized appreciation/(depreciation)
  of investments....................................     3,397,312        1,723,428
                                                      ------------     ------------
Net increase in net assets resulting from
  operations........................................    12,232,412        7,089,785
Dividends to shareholders from net investment
  income:
  Class A Shares....................................      (273,546)        (403,408)
  Class B Shares....................................      (343,592)        (390,632)
  Class C Shares....................................       (41,615)         (48,273)
  Class K Shares....................................    (2,023,729)      (2,796,408)
  Class Y Shares....................................    (2,993,209)      (5,730,469)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................    (1,967,539)         700,126
  Class B Shares....................................     1,530,468          563,873
  Class C Shares....................................       (12,217)          74,502
  Class K Shares....................................    (8,554,008)      (1,639,994)
  Class Y Shares....................................   (30,829,743)     (37,323,312)
                                                      ------------     ------------
Net decrease in net assets..........................   (33,276,318)     (39,904,210)
NET ASSETS
Beginning of year...................................   133,880,177      173,784,387
                                                      ------------     ------------
End of year.........................................  $100,603,859     $133,880,177
                                                      ============     ============
Undistributed net investment income.................  $    122,641     $    193,793
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  6,750,161     $ 25,268,778
Issued as reinvestment of dividends..................       203,144          290,820
Redeemed.............................................    (8,920,844)     (24,859,472)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (1,967,539)    $    700,126
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  4,715,189     $  4,350,796
Issued as reinvestment of dividends..................       148,774          144,132
Redeemed.............................................    (3,333,495)      (3,931,055)
                                                       ------------     ------------
Net increase.........................................  $  1,530,468     $    563,873
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  1,718,731     $    676,803
Issued as reinvestment of dividends..................        13,281           12,294
Redeemed.............................................    (1,744,229)        (614,595)
                                                       ------------     ------------
Net increase/(decrease)..............................  $    (12,217)    $     74,502
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 10,507,925     $ 13,640,764
Issued as reinvestment of dividends..................         3,898            4,998
Redeemed.............................................   (19,065,831)     (15,285,756)
                                                       ------------     ------------
Net decrease.........................................  $ (8,554,008)    $ (1,639,994)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $ 11,074,319     $ 20,041,289
Issued as reinvestment of dividends..................        12,073           15,146
Redeemed.............................................   (41,916,135)     (57,379,747)
                                                       ------------     ------------
Net decrease.........................................  $(30,829,743)    $(37,323,312)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            YEAR ENDED       YEAR ENDED
                                                         JUNE 30, 2003    JUNE 30, 2002
                                                       --------------------------------
SHARES
CLASS A SHARES:
Sold.................................................          705,290      2,658,515
Issued as reinvestment of dividends..................           21,240         30,747
Redeemed.............................................         (935,905)    (2,619,008)
                                                       ---------------     ----------
Net increase/(decrease)..............................         (209,375)        70,254
                                                       ===============     ==========
CLASS B SHARES:
Sold.................................................          491,791        457,657
Issued as reinvestment of dividends..................           15,519         15,246
Redeemed.............................................         (346,687)      (416,181)
                                                       ---------------     ----------
Net increase.........................................          160,623         56,722
                                                       ===============     ==========
CLASS C SHARES:
Sold.................................................          179,439         70,739
Issued as reinvestment of dividends..................            1,366          1,293
Redeemed.............................................         (181,861)       (64,246)
                                                       ---------------     ----------
Net increase/(decrease)..............................           (1,056)         7,786
                                                       ===============     ==========
CLASS K SHARES:
Sold.................................................        1,096,472      1,438,331
Issued as reinvestment of dividends..................              406            529
Redeemed.............................................       (1,990,121)    (1,610,762)
                                                       ---------------     ----------
Net decrease.........................................         (893,243)      (171,902)
                                                       ===============     ==========
CLASS Y SHARES:
Sold.................................................        1,154,216      2,104,323
Issued as reinvestment of dividends..................            1,259          1,600
Redeemed.............................................       (4,362,727)    (6,042,322)
                                                       ---------------     ----------
Net decrease.........................................       (3,207,252)    (3,936,399)
                                                       ===============     ==========

                       See Notes to Financial Statements.

MUNDER BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                              A SHARES
                                   --------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99(C)
                                   --------------------------------------------------------------
Net asset value, beginning of
 period........................... $     9.34     $ 9.49       $ 9.23       $ 9.62       $ 9.99
                                   ----------     ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............       0.40       0.53         0.60         0.57         0.57
Net realized and unrealized
 gain/(loss) on investments.......       0.60      (0.12)        0.28        (0.33)       (0.39)
                                   ----------     ------       ------       ------       ------
Total from investment
 operations.......................       1.00       0.41         0.88         0.24         0.18
                                   ----------     ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................      (0.45)     (0.56)       (0.62)       (0.57)       (0.55)
Distributions from net realized
 capital gain.....................         --         --           --        (0.06)          --
                                   ----------     ------       ------       ------       ------
Total distributions...............      (0.45)     (0.56)       (0.62)       (0.63)       (0.55)
                                   ----------     ------       ------       ------       ------
Net asset value, end of period.... $     9.89     $ 9.34       $ 9.49       $ 9.23       $ 9.62
                                   ==========     ======       ======       ======       ======
TOTAL RETURN(B)...................      10.93%      4.41%        9.80%        2.57%        1.72%
                                   ==========     ======       ======       ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in
 000's)........................... $    5,019     $6,697       $6,139       $2,652       $2,515
Ratio of operating expenses to
 average net assets...............       1.10%      0.95%        0.98%        0.99%        0.97%
Ratio of net investment income to
 average net assets...............       4.14%      5.59%        6.30%        6.10%        5.77%
Portfolio turnover rate...........        207%       185%         347%         205%         142%
Ratio of operating expenses to
 average net assets without
 expense waivers..................       1.10%      0.95%        0.98%        0.99%        0.97%

------------

(a) The Munder Bond Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
    $     9.35      $ 9.50        $ 9.23        $ 9.61        $ 9.99
    ----------      ------        ------        ------        ------
          0.32        0.46          0.53          0.50          0.50
          0.59       (0.12)         0.29         (0.32)        (0.41)
    ----------      ------        ------        ------        ------
          0.91        0.34          0.82          0.18          0.09
    ----------      ------        ------        ------        ------
         (0.37)      (0.49)        (0.55)        (0.50)        (0.47)
            --          --            --         (0.06)           --
    ----------      ------        ------        ------        ------
         (0.37)      (0.49)        (0.55)        (0.56)        (0.47)
    ----------      ------        ------        ------        ------
    $     9.89      $ 9.35        $ 9.50        $ 9.23        $ 9.61
    ==========      ======        ======        ======        ======
          9.98%       3.63%         9.10%         1.90%         0.86%
    ==========      ======        ======        ======        ======
    $    9,267      $7,255        $6,833        $3,514        $2,610
          1.85%       1.70%         1.73%         1.74%         1.72%
          3.39%       4.84%         5.55%         5.35%         5.02%
           207%        185%          347%          205%          142%
          1.85%       1.70%         1.73%         1.74%         1.72%

                       See Notes to Financial Statements.

MUNDER BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                              C SHARES
                                   --------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99(C)
                                   --------------------------------------------------------------
Net asset value, beginning of
 period...........................   $ 9.39       $ 9.54       $ 9.27       $ 9.66       $10.03
                                     ------       ------       ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............     0.33         0.46         0.53         0.50         0.50
Net realized and unrealized
 gain/(loss) on investments.......     0.59        (0.12)        0.29        (0.33)       (0.40)
                                     ------       ------       ------       ------       ------
Total from investment
 operations.......................     0.92         0.34         0.82         0.17         0.10
                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................    (0.37)       (0.49)       (0.55)       (0.50)       (0.47)
Distributions from net realized
 capital gain.....................       --           --           --        (0.06)          --
                                     ------       ------       ------       ------       ------
Total distributions...............    (0.37)       (0.49)       (0.55)       (0.56)       (0.47)
                                     ------       ------       ------       ------       ------
Net asset value, end of period....   $ 9.94       $ 9.39       $ 9.54       $ 9.27       $ 9.66
                                     ======       ======       ======       ======       ======
TOTAL RETURN(B)...................    10.05%        3.61%        9.06%        1.79%        0.95%
                                     ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in
 000's)...........................   $1,036       $  988       $  930       $  338       $  431
Ratio of operating expenses to
 average net assets...............     1.85%        1.70%        1.73%        1.74%        1.72%
Ratio of net investment income to
 average net assets...............     3.39%        4.84%        5.55%        5.35%        5.02%
Portfolio turnover rate...........      207%         185%         347%         205%         142%
Ratio of operating expenses to
 average net assets without
 expense waivers..................     1.85%        1.70%        1.73%        1.74%        1.72%

------------

(a) The Munder Bond Fund Class C Shares and Class K Shares commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
     $  9.35       $  9.50       $  9.24       $  9.62       $  9.99
     -------       -------       -------       -------       -------
        0.40          0.53          0.60          0.57          0.58
        0.60         (0.12)         0.28         (0.32)        (0.40)
     -------       -------       -------       -------       -------
        1.00          0.41          0.88          0.25          0.18
     -------       -------       -------       -------       -------
       (0.45)        (0.56)        (0.62)        (0.57)        (0.55)
          --            --            --         (0.06)           --
     -------       -------       -------       -------       -------
       (0.45)        (0.56)        (0.62)        (0.63)        (0.55)
     -------       -------       -------       -------       -------
     $  9.90       $  9.35       $  9.50       $  9.24       $  9.62
     =======       =======       =======       =======       =======
       10.92%         4.41%         9.79%         2.68%         1.72%
     =======       =======       =======       =======       =======
     $40,172       $46,312       $48,685       $40,150       $51,465
            %
        1.10          0.95%         0.98%         0.99%         0.97%
            %
        4.14          5.59%         6.30%         6.10%         5.77%
         207%          185%          347%          205%          142%
        1.10%         0.95%         0.98%         0.99%         0.97%

                       See Notes to Financial Statements.

MUNDER BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                              Y SHARES
                                   --------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED        ENDED        ENDED        ENDED        ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99(C)
                                   --------------------------------------------------------------
Net asset value, beginning of
 period........................... $     9.36     $ 9.50      $   9.24     $   9.62     $   9.99
                                   ----------     ------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............       0.42       0.56          0.62         0.59         0.60
Net realized and unrealized
 gain/(loss) on investments.......       0.59      (0.12)         0.29        (0.32)       (0.40)
                                   ----------     ------      --------     --------     --------
Total from investment
 operations.......................       1.01       0.44          0.91         0.27         0.20
                                   ----------     ------      --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................      (0.47)     (0.58)        (0.65)       (0.59)       (0.57)
Distributions from net realized
 capital gain.....................         --         --            --        (0.06)          --
                                   ----------     ------      --------     --------     --------
Total distributions...............      (0.47)     (0.58)        (0.65)       (0.65)       (0.57)
                                   ----------     ------      --------     --------     --------
Net asset value, end of period.... $     9.90     $ 9.36      $   9.50     $   9.24     $   9.62
                                   ==========     ======      ========     ========     ========
TOTAL RETURN(B)...................      11.07%      4.78%        10.07%        2.94%        1.97%
                                   ==========     ======      ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in
 000's)........................... $   45,110     $72,628     $111,198     $115,171     $200,753
Ratio of operating expenses to
 average net assets...............       0.85%      0.70%         0.73%        0.74%        0.72%
Ratio of net investment income to
 average net assets...............       4.39%      5.84%         6.55%        6.35%        6.02%
Portfolio turnover rate...........        207%       185%          347%         205%         142%
Ratio of operating expenses to
 average net assets without
 expense waivers..................       0.85%      0.70%         0.73%        0.74%        0.72%

------------

(a) The Munder Bond Fund Class Y Shares commenced operations on December 1,
    1991.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Bond Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by a Board-approved pricing vendor or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $1,251 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for reclassification of gains and losses on paydown securities, defaulted bonds and adjustments for bond premium amortization were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $162,938 before payment of sub-administration fees and $41,397 after payment of sub-administration fees for its administrative

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,390 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $102 to Comerica Securities and $108,886 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $143,811,265 and $135,949,918 respectively, for the year ended June 30, 2003. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $93,747,846 and $120,561,912 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $5,648,409 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,829,933 and net appreciation for Federal income tax purposes was $3,818,476. At June 30, 2003, aggregate cost for Federal income tax purposes was $100,171,550.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30,

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $2,677.

7. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                              ORDINARY INCOME
                                                              ---------------
June 30, 2003...............................................    $5,675,691
June 30, 2002...............................................     9,369,190

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   POST OCTOBER
  ORDINARY      LOSS/CAPITAL     UNREALIZED
   INCOME      LOSS CARRYOVER   APPRECIATION
--------------------------------------------
  $133,303      $(13,377,835)    $3,818,476

   The differences between book and tax distributable earnings are primarily due to premium amortization adjustments.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $12,267,352 of unused capital losses of which $3,071,265, $7,929,451, $527,926 and $738,710 expire in 2008, 2009, 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $1,110,483.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr. .........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,788,740.999
Against.....................................................     17,887.757
Abstain.....................................................     12,026.822
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,791,839.252
Against.....................................................     17,887.757
Abstain.....................................................      8,928.569
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,787,557.298
Against.....................................................     21,741.389
Abstain.....................................................      9,356.891
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,790,842.344
Against.....................................................     19,074.194
Abstain.....................................................      8,739.040
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,787,229.505
Against.....................................................     18,970.930
Abstain.....................................................     12,455.143
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,790,945.608
Against.....................................................     18,970.930
Abstain.....................................................      8,739.040
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,790,224.493
Against.....................................................     19,074.194
Abstain.....................................................      9,356.891
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,793,508.275
Against.....................................................     16,218.735
Abstain.....................................................      8,928.568
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,793,269.482
Against.....................................................     16,218.735
Abstain.....................................................      9,167.361
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,789,213.321
Against.....................................................     20,513.688
Abstain.....................................................      8,928.569
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,788,784.999
Against.....................................................     20,513.688
Abstain.....................................................      9,356.891
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,788,867.264
Against.....................................................     17,761.493
Abstain.....................................................     12,026.821
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,786,391.862
Against.....................................................     19,808.573
Abstain.....................................................     12,455.143
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,790,220.493
Against.....................................................     16,218.470
Abstain.....................................................     12,216.615
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  8,782,422.965
Against.....................................................     19,619.045
Abstain.....................................................     16,613.568
Broker Non-votes............................................    607,582.000
TOTAL.......................................................  9,426,237.578

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                 NUMBER OF
                                                 TERM OF        PRINCIPAL      PORTFOLIOS IN         OTHER
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)     FUND COMPLEX     DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,            32         None
c/o The Munder Funds        and Chairman      since 11/89     self- employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and           32         None
c/o The Munder Funds        and Vice          since 2/93      Chief
480 Pierce Street           Chairman                          Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Walbridge
Age 56                                                        Aldinger
                                                              Company
                                                              (construction
                                                              company)
                                                              (since 1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of           32         None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan --
Birmingham, MI 48009                                          Business
Age 67                                                        School (since
                                                              8/66).

Joseph E. Champagne         Director/Trustee  Indefinite      Vice                   32         None
c/o The Munder Funds                          since 11/89     President,
480 Pierce Street                                             Macomb College
Suite 300                                                     (since 2001);
Birmingham, MI 48009                                          Dean, Macomb
Age 65                                                        College (since
                                                              9/97).

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                 TERM OF        PRINCIPAL      PORTFOLIOS IN         OTHER
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)     FUND COMPLEX     DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------

Thomas D. Eckert            Director/Trustee  Indefinite      Director,              32         None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief
Suite 300                                                     Executive
Birmingham, MI 48009                                          Officer,
Age 55                                                        Capital
                                                              Automotive
                                                              REIT (real
                                                              estate
                                                              investment
                                                              trust
                                                              specializing
                                                              in retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of           32         Universal Forest
c/o The Munder Funds                          since 2/03      State and                         Products, Inc.
480 Pierce Street                                             Local                             (manufacturer
Suite 300                                                     Government/Vice                   and distributor
Birmingham, MI 48009                                          President of                      of lumber
Age 54                                                        Government                        products) (since
                                                              Solutions for                     1/03); Northwest
                                                              North America,                    Airlines (since
                                                              Electronic                        4/03).
                                                              Data Systems
                                                              Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of
                                                              the State of
                                                              Michigan (1/91
                                                              to 1/03).

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                 TERM OF        PRINCIPAL      PORTFOLIOS IN         OTHER
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)     FUND COMPLEX     DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------

Arthur T. Porter            Director/Trustee  Indefinite      President and          32         None
3990 John R.                                  since 2/01      Chief
Detroit, MI 48201                                             Executive
Age 47                                                        Officer of the
                                                              Detroit
                                                              Medical Center
                                                              (since 3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of           32         CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                           Corporation
Suite 102                                                     Enterprises,                      (energy company)
Bloomfield Hills, MI 48301                                    LLC                               (since 12/02);
Age 64                                                        (consulting                       Guilford Mills,
                                                              company)                          Inc. (supplier
                                                              (since 6/99);                     of automotive
                                                              Chairman of                       textile
                                                              Munder Capital                    products) (since
                                                              Management                        10/02).
                                                              (investment
                                                              advisor)
                                                              (10/99 to
                                                              12/00);
                                                              Chairman and
                                                              Chief
                                                              Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

----------------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's
    By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND
                                WITH THE        LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Bond Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER BOND FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2003 were as follows:

Federal Home Loan Mortgage Corporation......................  13.1%
Federal National Mortgage Association.......................   6.5%
Government Agency Debentures................................   2.8%
Government National Mortgage Association....................   0.4%
U.S. Treasury Bond..........................................   0.3%
U.S. Treasury Notes.........................................   1.9%

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                     MUNDER CASH
                                                                 INVESTMENT FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   The three-month Treasury bill, a proxy for money market returns, generated a 1.53% return for the one-year time period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information on the performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  32         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This Page Intentionally Left Blank]

MUNDER CASH INVESTMENT FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

                                               RATING (UNAUDITED)
PRINCIPAL                                      ------------------
AMOUNT                                         S&P        MOODY'S               VALUE
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 20.7%
$ 25,000,000      Abbey National Treasury
                    Services Plc
                    1.400% due 04/15/2004      A-1+        P-1         $   25,000,000
  17,000,000      ABN AMRO Bank NV, Chicago
                    2.320% due 07/22/2003      A-1         P-1             16,999,710
  10,000,000      Bayerische Landesbank
                    1.890% due 10/24/2003      A-1+        P-1              9,999,687
  25,000,000      Deutsche Bank AG
                    1.150% due 05/10/2004      A-1+        P-1             25,000,000
  25,000,000      Rabobank Nederland
                    1.230% due 03/19/2004      A-1+        P-1             24,997,305
  25,000,000      Royal Bank of Scotland
                    Plc
                    1.120% due 06/02/2004      A-1+        P-1             24,997,687
  30,000,000      Societe Generale
                    1.700% due 09/29/2003      A-1+        P-1             29,999,263
  30,000,000      UBS AG
                    1.760% due 08/22/2003      A-1+        P-1             29,999,574
  22,000,000      Westdeutsche Landesbank
                    Girozentrale
                    1.490% due 11/12/2003      A-1+        P-1             21,999,193
                                                                       --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $208,992,419)                                                    208,992,419
                                                                       --------------
COMMERCIAL PAPER -- 47.3%
  25,000,000      Asset Securitization
                    Cooperative Corporation
                    1.220% due 07/25/2003      A-1         P-1             24,979,667
  25,000,000      Blue Ridge Asset Funding
                    1.070% due 07/14/2003+     A-1         P-1             24,990,340
  25,000,000      CXC, Inc.
                    1.150% due 07/10/2003+     A-1+        P-1             24,992,812
  25,000,000      Falcon Asset
                    Securitization
                    Corporation
                    1.050% due 07/14/2003      A-1         P-1             24,990,521
  30,000,000      General Electric Capital
                    Services, Inc.
                    1.220% due 07/09/2003      A-1+        P-1             29,991,867
  30,000,000      Golden Funding
                    Corporation
                    1.240% due 07/08/2003+     A-1         P-1             29,992,767

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                               RATING (UNAUDITED)
PRINCIPAL                                      ------------------
AMOUNT                                         S&P        MOODY'S               VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
$ 30,000,000      Koch Industries, Inc.
                    1.290% due 07/01/2003+     A-1+        P-1         $   30,000,000
  30,000,000      Lexington Parker Capital
                    Corporation
                    1.160% due 09/05/2003+     A-1         NR              29,936,200
  25,000,000      Liberty Street Funding
                    Corporation
                    1.000% due 07/25/2003+     A-1         P-1             24,983,333
  25,000,000      Marsh & McLennan
                    Companies, Inc.
                    1.120% due 08/18/2003+     A-1+        P-1             24,962,667
  30,000,000      Moat Funding LLC
                    1.320% due 07/01/2003+     A-1+        P-1             30,000,000
  30,000,000      New Center Asset Trust
                    1.350% due 07/01/2003+     A-1+        P-1             30,000,000
  25,000,000      Park Avenue Receivables
                    Corporation
                    1.000% due 07/22/2003+     A-1         P-1             24,985,417
  25,000,000      Preferred Receivables
                    Funding Corporation
                    0.990% due 07/21/2003+     A-1         P-1             24,986,250
  25,000,000      Sheffield Receivables
                    Corporation
                    1.200% due 07/09/2003      A-1+        P-1             24,993,333
  25,000,000      Superior Funding Capital
                    Corporation
                    1.070% due 07/29/2003+     A-1         P-1             24,979,194
  23,000,000      Toyota Motor Credit
                    Corporation
                    1.180% due 07/11/2003      A-1+        P-1             22,992,461
  25,000,000      Transamerica Finance
                    Corporation
                    1.210% due 07/07/2003      A-1         P-1             24,994,958
                                                                       --------------
TOTAL COMMERCIAL PAPER
   (Cost $477,751,787)                                                    477,751,787
                                                                       --------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               RATING (UNAUDITED)
PRINCIPAL                                      ------------------
AMOUNT                                         S&P        MOODY'S               VALUE
-------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 14.9%
$ 25,000,000      Allstate Funding
                    Agreement
                    1.350% due 05/17/2004++    A-1+        P-1         $   25,000,000
  25,000,000      Beta Finance, Inc., 144A,
                    1.078% due
                    09/18/2003+,#              A-1+        P-1             25,000,000
     542,000      Capital One Funding
                    Corporation
                    1.100% due 04/01/2009++    A-1         P-1                542,000
  25,000,000      Jackson National Life
                    Insurance
                    1.370% due 09/25/2003++    A-1+        P-1             25,000,000
  20,000,000      K2 USA LLC
                    1.140% due 05/17/2004                                  20,000,000
  30,000,000      Sigma Finance, Inc.
                    1.221% due 05/10/2004+     A-1+        P-1             29,996,118
  25,000,000      Wells Fargo Bank NA
                    1.290% due 04/02/2004      A-1         P-1             25,000,000
                                                                       --------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $150,538,118)                                                    150,538,118
                                                                       --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.6%
  21,300,000      Federal Home Loan Bank
                    (FHLB)
                    1.440% due 03/10/2004                                  21,300,000
  25,000,000      Federal National Mortgage
                    Association (FNMA)
                    1.100% due 09/30/2003+                                 24,930,486
                                                                       --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $46,230,486)                                                      46,230,486
                                                                       --------------

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                          VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 10.0%
   (Cost $100,534,822)
$100,534,822      Agreement with Lehman
                    Brothers,
                    1.050% dated
                    06/30/2003, to be
                    repurchased at
                    $100,537,754 on
                    07/01/2003,
                    collateralized by
                    $226,332,343 U.S.
                    Treasury Strips,
                    7.500%-11.250% having
                    maturities from
                    02/15/2013-05/15/2021
                    (value $102,547,750)                               $  100,534,822
                                                                       --------------

TOTAL INVESTMENTS
   (Cost $984,047,632)                                 97.5%              984,047,632
OTHER ASSETS AND LIABILITIES (NET)                      2.5                25,708,369
                                                      -----            --------------
NET ASSETS                                            100.0%           $1,009,756,001
                                                      =====            ==============

------------

+  Rate represents annualized yield at date of purchase.

++ Variable rate security. The interest rate shown reflects the rate currently in effect.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER CASH INVESTMENT FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $  883,512,810
    Repurchase agreement....................................     100,534,822
                                                              --------------
Total Investments...........................................     984,047,632
Interest receivable.........................................       2,235,243
Receivable for Fund shares sold.............................      31,387,677
Prepaid expenses and other assets...........................         106,475
                                                              --------------
      Total assets..........................................   1,017,777,027
                                                              --------------
LIABILITIES:
Payable for Fund shares redeemed............................       6,929,865
Dividends payable...........................................         322,928
Investment advisory fees payable............................         261,753
Administration fees payable.................................          90,411
Shareholder servicing fees payable..........................          74,690
Transfer agency/record keeping fees payable.................          52,884
Distribution fees payable...................................          51,616
Trustees' fees and expenses payable.........................          51,054
Custody fees payable........................................          13,175
Accrued expenses and other payables.........................         172,650
                                                              --------------
      Total Liabilities.....................................       8,021,026
                                                              --------------
NET ASSETS..................................................  $1,009,756,001
                                                              ==============
Investments, at cost........................................  $  984,047,632
                                                              ==============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold...........  $       (8,125)
Paid-in capital.............................................   1,009,764,126
                                                              --------------
                                                              $1,009,756,001
                                                              ==============
NET ASSETS:
Class A Shares..............................................  $  113,956,021
                                                              ==============
Class B Shares..............................................  $   29,030,054
                                                              ==============
Class C Shares..............................................  $    3,272,664
                                                              ==============
Class K Shares..............................................  $  652,700,646
                                                              ==============
Class Y Shares..............................................  $  210,796,616
                                                              ==============
SHARES OUTSTANDING:
Class A Shares..............................................     113,959,665
                                                              ==============
Class B Shares..............................................      29,031,051
                                                              ==============
Class C Shares..............................................       3,273,241
                                                              ==============
Class K Shares..............................................     652,708,516
                                                              ==============
Class Y Shares..............................................     210,800,183
                                                              ==============
CLASS A SHARES:
Net asset value and offering price per share................           $1.00
                                                              ==============
CLASS B SHARES:
Net asset value and offering price per share*...............           $1.00
                                                              ==============
CLASS C SHARES:
Net asset value and offering price per share*...............           $1.00
                                                              ==============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $1.00
                                                              ==============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................           $1.00
                                                              ==============

------------

* Redemption price is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $17,293,982
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................      312,269
  Class B Shares............................................      149,752
  Class C Shares............................................       43,799
Shareholder servicing fees:
  Class K Shares............................................    1,056,513
Investment advisory fees....................................    3,746,952
Administration fees.........................................    1,452,938
Transfer agency/record keeping fees.........................      256,960
Custody fees................................................      148,078
Legal and audit fees........................................      104,026
Registration and filing fees................................       40,155
Trustees' fees and expenses.................................       29,298
Other.......................................................       87,611
                                                              -----------
      Total Expenses........................................    7,428,351
Fees waived by transfer agent and distributor and expenses
  reimbursed by investment advisor..........................      (71,558)
                                                              -----------
Net Expenses................................................    7,356,793
                                                              -----------
NET INVESTMENT INCOME.......................................    9,937,189
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 9,937,189
                                                              ===========

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        YEAR ENDED        YEAR ENDED
                                                  JUNE 30, 2003(A)     JUNE 30, 2002
                                                  ----------------------------------
Net investment income...........................   $    9,937,189     $   23,818,499
Net realized loss on investments sold...........               --             (8,125)
                                                   --------------     --------------
Net increase in net assets resulting from
  operations....................................        9,937,189         23,810,374
Dividends to shareholders from net investment
  income:
  Class A Shares................................       (1,006,328)        (2,413,227)
  Class B Shares................................           (8,981)                --
  Class C Shares................................           (3,425)                --
  Class K Shares................................       (6,552,361)       (17,147,541)
  Class Y Shares................................       (2,366,094)        (4,257,731)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares................................       (9,414,312)         6,133,752
  Class B Shares................................       29,030,052                 --
  Class C Shares................................        3,272,661                 --
  Class K Shares................................      (49,791,156)      (146,601,648)
  Class Y Shares................................      (40,837,221)        47,767,009
                                                   --------------     --------------
Net decrease in net assets......................      (67,739,976)       (92,709,012)
NET ASSETS:
Beginning of year...............................    1,077,495,977      1,170,204,989
                                                   --------------     --------------
End of year.....................................   $1,009,756,001     $1,077,495,977
                                                   ==============     ==============

------------

(a) The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 2003(A)    JUNE 30, 2002
                                                   ---------------------------------
AMOUNT
CLASS A SHARES:
Sold.............................................   $ 181,909,067      $ 249,469,272
Issued as reinvestment of dividends..............         993,946          2,392,112
Proceeds received in merger......................       8,236,453                 --
Redeemed.........................................    (200,553,778)      (245,727,632)
                                                    -------------      -------------
Net increase/(decrease)..........................   $  (9,414,312)     $   6,133,752
                                                    =============      =============
CLASS B SHARES:
Sold.............................................   $   7,900,488      $          --
Issued as reinvestment of dividends..............           8,704                 --
Proceeds received in merger......................      34,213,879                 --
Redeemed.........................................     (13,093,019)                --
                                                    -------------      -------------
Net increase.....................................   $  29,030,052      $          --
                                                    =============      =============
CLASS C SHARES:
Sold.............................................   $  14,567,546      $          --
Issued as reinvestment of dividends..............           3,180                 --
Proceeds received in merger......................       6,898,885                 --
Redeemed.........................................     (18,196,950)                --
                                                    -------------      -------------
Net increase.....................................   $   3,272,661      $          --
                                                    =============      =============
CLASS K SHARES:
Sold.............................................   $ 519,604,030      $ 685,209,708
Issued as reinvestment of dividends..............           1,671              4,078
Redeemed.........................................    (569,396,857)      (831,815,434)
                                                    -------------      -------------
Net decrease.....................................   $ (49,791,156)     $(146,601,648)
                                                    =============      =============
CLASS Y SHARES:
Sold.............................................   $ 443,950,777      $ 438,906,961
Issued as reinvestment of dividends..............          47,347             69,212
Proceeds received in merger......................         442,629                 --
Redeemed.........................................    (485,277,974)      (391,209,164)
                                                    -------------      -------------
Net increase/(decrease)..........................   $ (40,837,221)     $  47,767,009
                                                    =============      =============

------------

(a) The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                    JUNE 30, 2003(A)    JUNE 30, 2002
                                                    ---------------------------------
SHARES
CLASS A SHARES:
Sold..............................................     181,909,067       249,469,272
Issued as reinvestment of dividends...............         993,946         2,392,112
Issued in exchange for proceeds received in
  merger..........................................       8,239,913                --
Redeemed..........................................    (200,553,778)     (245,727,632)
                                                      ------------      ------------
Net increase/(decrease)...........................      (9,410,852)        6,133,752
                                                      ============      ============
CLASS B SHARES:
Sold..............................................       7,900,488                --
Issued as reinvestment of dividends...............           8,704                --
Issued in exchange for proceeds received in
  merger..........................................      34,214,878                --
Redeemed..........................................     (13,093,019)               --
                                                      ------------      ------------
Net increase......................................      29,031,051                --
                                                      ============      ============
CLASS C SHARES:
Sold..............................................      14,567,546                --
Issued as reinvestment of dividends...............           3,180                --
Issued in exchange for proceeds received in
  merger..........................................       6,899,465                --
Redeemed..........................................     (18,196,950)               --
                                                      ------------      ------------
Net increase......................................       3,273,241                --
                                                      ============      ============
CLASS K SHARES:
Sold..............................................     519,604,030       685,209,708
Issued as reinvestment of dividends...............           1,671             4,078
Redeemed..........................................    (569,396,857)     (831,815,434)
                                                      ------------      ------------
Net decrease......................................     (49,791,156)     (146,601,648)
                                                      ============      ============
CLASS Y SHARES:
Sold..............................................     443,950,777       438,906,961
Issued as reinvestment of dividends...............          47,347            69,212
Issued in exchange for proceeds received in
  merger..........................................         443,611                --
Redeemed..........................................    (485,277,974)     (391,209,164)
                                                      ------------      ------------
Net increase/(decrease)...........................     (40,836,239)       47,767,009
                                                      ============      ============

------------

(a) The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                 A SHARES
                                         --------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          6/30/03     6/30/02     6/30/01     6/30/00     6/30/99
                                         --------------------------------------------------------
Net asset value, beginning of period...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.008       0.020       0.052       0.050       0.045
                                         --------    --------    --------    --------    --------
Total from investment operations.......     0.008       0.020       0.052       0.050       0.045
                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.008)     (0.020)     (0.052)     (0.050)     (0.045)
                                         --------    --------    --------    --------    --------
Total distributions....................    (0.008)     (0.020)     (0.052)     (0.050)     (0.045)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                         ========    ========    ========    ========    ========
TOTAL RETURN(B)........................      0.82%       1.97%       5.36%       5.13%       4.58%
                                         ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $113,956    $123,370    $117,222    $122,693    $135,705
Ratio of operating expenses to average
 net assets............................      0.80%       0.76%       0.81%       0.80%       0.78%
Ratio of net investment income to
 average net assets....................      0.82%       1.97%       5.20%       5.01%       4.48%
Ratio of operating expenses to average
 net assets without expense waivers and
 reimbursements........................      0.80%       0.76%       0.81%       0.80%       0.78%

------------

(a) The Munder Cash Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 1, 1992, November 1, 2002 and November 5, 2002, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

    B SHARES       C SHARES
    --------       --------
      PERIOD         PERIOD
       ENDED          ENDED
     6/30/03        6/30/03
---------------------------
    $  1.00         $ 1.00
    -------         ------
      0.001          0.001
    -------         ------
      0.001          0.001
    -------         ------
     (0.001)        (0.001)
    -------         ------
     (0.001)        (0.001)
    -------         ------
    $  1.00         $ 1.00
    =======         ======
       0.06%          0.06%
    =======         ======
    $29,030         $3,273
       1.33%(c)       1.33%(c)
       0.07%(c)       0.07%(c)
       1.55%(c)       1.55%(c)

                       See Notes to Financial Statements.

MUNDER CASH INVESTMENT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                 K SHARES
                                         --------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          6/30/03     6/30/02     6/30/01     6/30/00     6/30/99
                                         --------------------------------------------------------
Net asset value, beginning of period...  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                         --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................     0.009       0.021       0.053       0.051       0.046
                                         --------    --------    --------    --------    --------
Total from investment operations.......     0.009       0.021       0.053       0.051       0.046
                                         --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income...    (0.009)     (0.021)     (0.053)     (0.051)     (0.046)
                                         --------    --------    --------    --------    --------
Total distributions....................    (0.009)     (0.021)     (0.053)     (0.051)     (0.046)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                         ========    ========    ========    ========    ========
TOTAL RETURN(B)........................      0.92%       2.08%       5.46%       5.23%       4.68%
                                         ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $652,701    $702,492    $849,108    $811,582    $869,709
Ratio of operating expenses to average
 net assets............................      0.70%       0.66%       0.71%       0.70%       0.68%
Ratio of net investment income to
 average net assets....................      0.92%       2.07%       5.30%       5.11%       4.57%
Ratio of operating expenses to average
 net assets without expense waivers and
 reimbursements........................      0.70%       0.66%       0.71%       0.70%       0.68%

------------

(a) The Munder Cash Investment Fund Class K Shares and Class Y Shares commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Y SHARES
------------------------------------------------------------
        YEAR        YEAR        YEAR        YEAR        YEAR
       ENDED       ENDED       ENDED       ENDED       ENDED
     6/30/03     6/30/02     6/30/01     6/30/00     6/30/99
------------------------------------------------------------
    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    --------    --------    --------    --------    --------
       0.011       0.022       0.055       0.053       0.047
    --------    --------    --------    --------    --------
       0.011       0.022       0.055       0.053       0.047
    --------    --------    --------    --------    --------
      (0.011)     (0.022)     (0.055)     (0.053)     (0.047)
    --------    --------    --------    --------    --------
      (0.011)     (0.022)     (0.055)     (0.053)     (0.047)
    --------    --------    --------    --------    --------
    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    ========    ========    ========    ========    ========
        1.07%       2.23%       5.62%       5.39%       4.84%
    ========    ========    ========    ========    ========
    $210,797    $251,634    $203,875    $197,156    $358,125
        0.55%       0.51%       0.56%       0.55%       0.53%
        1.07%       2.22%       5.45%       5.26%       4.72%
        0.55%       0.51%       0.56%       0.55%       0.53%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   On January 24, 2003, the Fund, then a series of The Munder Funds Trust ("MFT"), acquired all of the assets of the Munder Money Market Fund, a series of MFI, and assumed all liabilities of the Munder Money Market Fund in a tax free exchange of shares of the Fund and the subsequent liquidation of the Munder Money Market Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Money Market Fund at a Special Meeting of the Shareholders held on December 11, 2002.

Number of Munder Money Market Fund shares exchanged for shares of the
Fund
  Class A...................................................   8,239,283
  Class B...................................................  34,215,499
  Class C...................................................   6,899,545
  Class Y...................................................     443,611

Number of Shares issued of the Fund for shares of the Munder Money
Market Fund
  Class A...................................................   8,239,913
  Class B...................................................  34,214,878
  Class C...................................................   6,899,465
  Class Y...................................................     443,611

There was no unrealized appreciation/(depreciation) immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Money Market Fund. There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Money Market Fund.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                PRIOR TO MERGER    AFTER MERGER
                                                -------------------------------
Net assets of the Munder Money Market Fund
  Class A.....................................   $  8,236,453      $         --
  Class B.....................................     34,213,879                --
  Class C.....................................      6,898,885                --
  Class Y.....................................        442,629                --
Net assets of the Fund
  Class A.....................................   $118,764,658      $127,001,111
  Class B.....................................      2,287,004        36,500,883
  Class C.....................................      4,742,605        11,641,490
  Class K.....................................    673,336,997       673,336,997
  Class Y.....................................    243,453,297       243,895,926

   Prior to June 13, 2003, the Fund was a series of MFT. On April 28, 2003, shareholders of the Munder Cash Investment Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations,

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $19,050 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the year ended June 30, 2003 in an amount totaling $5,713.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $1,452,938 before payment of sub-administration fees and $369,370 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $92,179 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected by the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.15%

   No payments are made under the Plan with regard to Class Y Shares.

   The Distributor began voluntarily waiving a portion of its 12b-1 fees for Class B and Class C Shares of the Fund beginning on December 23, 2002. For the year ended June 30, 2003 these waivers amounted to $36,627 and $10,168 for Class B and Class C Shares, respectively. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these waivers that occurred on or after February 12, 2003. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $1,914 to Comerica Securities and $1,056,260 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

5. DISTRIBUTIONS TO SHAREHOLDERS

   During the years ended June 30, 2003 and June 30, 2002, distributions of $9,937,189 and $23,818,499, respectively, were paid to shareholders from ordinary income on a tax basis.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                     POST
UNDISTRIBUTED      OCTOBER
  ORDINARY       LOSS/CAPITAL
   INCOME       LOSS CARRYOVER    TOTAL
-----------------------------------------
  $362,545         $(13,767)     $348,778

   The difference between book and tax distributable earnings is primarily due to year-end dividends payable.

6. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $13,767 of unused capital losses of which $10, $287, $4,695, $650, and $8,125 expire in 2005, 2007, 2008, 2009, and 2010, respectively.

   In addition, $10, $287, $4,695, and $650 of the losses expiring in 2005, 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

   At June 30, 2003, aggregate cost for Federal income tax purposes was $984,047,632.

7. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr...........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,755,502.368
Against...................................................    2,448,394.829
Abstain...................................................    1,870,868.743
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,894,900.763
Against...................................................    2,170,149.298
Abstain...................................................    2,009,715.879
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  838,889,012.403
Against...................................................    3,257,831.631
Abstain...................................................    1,927,921.906
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,493,379.492
Against...................................................    2,580,177.866
Abstain...................................................    2,001,208.582
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,690,615.627
Against...................................................    2,403,957.325
Abstain...................................................    1,980,192.988
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,513,262.384
Against...................................................    2,558,360.974
Abstain...................................................    2,003,142.582
Broker Non-votes..........................................  127,530,588.000
TOTAL.....................................................  971,605,353.940

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  838,714,952.160
Against...................................................    3,359,953.199
Abstain...................................................    1,999,860.581
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,620,545.251
Against...................................................    2,397,142.025
Abstain...................................................    2,057,078.664
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  838,996,504.251
Against...................................................    3,018,289.026
Abstain...................................................    2,059,972.663
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,198,483.806
Against...................................................    2,990,596.714
Abstain...................................................    1,885,685.420
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,297,641.654
Against...................................................    2,773,109.704
Abstain...................................................    2,004,014.582
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,057,679.329
Against...................................................    3,057,234.515
Abstain...................................................    1,959,852.096
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  838,853,147.896
Against...................................................    3,373,254.813
Abstain...................................................    1,848,363.231
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  839,476,937.897
Against...................................................    2,567,956.569
Abstain...................................................    2,029,871.474
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  838,875,926.088
Against...................................................    3,216,755.864
Abstain...................................................    1,982,083.988
Broker Non-votes..........................................  127,530,558.000
TOTAL.....................................................  971,605,323.940

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST 5   BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         YEARS         TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST 5   BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         YEARS         TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer and
Suite 300                                                    President of                   distributor of
Birmingham, MI 48009                                         Government                     lumber products)
Age 54                                                       Solutions for                  (since 1/03);
                                                             North America,                 Northwest Airlines
                                                             Electronic Data                (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST 5   BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         YEARS         TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation (energy
Suite 102                                                    Enterprises,                   company) (since
Bloomfield Hills, MI 48301                                   LLC (consulting                12/02); Guilford
Age 64                                                       company) (since                Mills, Inc.
                                                             6/99); Chairman                (supplier of
                                                             of Munder                      automotive textile
                                                             Capital                        products) (since
                                                             Management                     10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER CASH INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                             TERM OF
                                          OFFICE(1) AND
                            POSITION(S)     LENGTH OF
                              WITH THE        TIME
NAME, ADDRESS AND AGE       MUNDER FUNDS    SERVED(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President     through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                         since 5/00     Munder Capital Management (investment
Suite 300                                                advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                     Officer/Fixed Income of Munder Capital
Age 42                                                   Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice          through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           President     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                   and                          General Counsel of Strong Capital Management,
Birmingham, MI 48009        Secretary                    Inc. (investment advisor) (12/92 to 7/00).
Age 45
Peter K. Hoglund            Vice          through 2/04;  Chief Administration Officer of Munder
480 Pierce Street           President     since 2/01     Capital Management (investment advisor)
Suite 300                                                (since 5/00); Associate of Heartland
Birmingham, MI 48009                                     Industrial Partners (a private equity group)
Age 37                                                   (10/99 to 5/00); Sr. Portfolio Manager of
                                                         Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer     through 2/04;  Controller of Munder Capital Management
480 Pierce Street                         since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                     Corporation (automotive manufacturer) (9/99
Age 34                                                   to 6/01); Manager, Audit and Business
                                                         Advisory Practice, Arthur Andersen LLP (5/95
                                                         to 9/99).
------------------------------------------------------------------------------------------------------
(1) The officers are elected annually by the Board.
(2) Length of time served is measured from the earliest date of service as an officer of any of the
    Munder Funds or their predecessors.

The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Cash Investment Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Cash Investment Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Cash Investment Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNCASH603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                 MUNDER EMERGING
                                                                    MARKETS FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   International stock markets experienced the same volatility that was seen in the United States. Returns for the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index ranged from a calendar quarter low of -19.69% for the third quarter of 2002 to a high of 19.56% for the quarter ended June 30. For the entire 12-month period, the Morgan Stanley Capital International EAFE Index posted a return of -6.05%.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar investment philosophy. Also like Munder Capital, Framlington employs a team approach to the management of portfolios, with Framlington's portfolio managers assisted by a worldwide network of research analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  35         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Emerging Markets Fund Team

   The Fund generated a return of 9.24% for the year ended June 30, 2003, relative to the 6.96% return for the MSCI Emerging Markets Free Index and the 4.59% median return for the Lipper universe of emerging markets mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the three-month, six-month, nine-month, one-year and two-year time periods ended June 30.

   The strong relative performance of the Fund for the year ended June 30 came from both country allocation and stock selection. Strong performance from holdings in the Americas, Europe and Asia offset weaknesses in the Middle East.

   The Fund's Asian holdings added the most to relative returns, with positive contributions from both country weightings and stock selection. An underweight in Taiwan and an overweight in Indonesia had the largest positive impact on returns in terms of sector allocation. In addition, strong stock selection in China/Hong Kong, India and Thailand more than offset weaknesses in South Korean holdings.

   In the Americas, stock selection added the most to relative performance, largely because of strength in Mexican holdings. Country allocation, particularly overweights in Venezuela, Mexico and Brazil, also helped to boost relative returns in this region. In the European sector of the Fund, stock selection in Russia made the largest positive contribution to returns.

   The Middle East was the weakest sector of the Fund. This was due primarily to the relative weakness in Israeli holdings.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Emerging Markets Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER EMERGING MARKETS FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                              MSCI EMERGING MARKETS      LIPPER EMERGING MARKETS
                                                         CLASS Y                   FREE INDEX#               FUNDS AVERAGE**
                                                         -------              ---------------------      -----------------------
12/31/96                                                  10000                       10000                       10000
                                                          10590                       10682                       10814
                                                          10980                       11139                       11201
                                                          11060                       10846                       10955
                                                          11340                       10866                       11064
                                                          12060                       11177                       11571
6/30/97                                                   12951                       11774                       12243
                                                          13282                       11950                       12678
                                                          13072                       10430                       11579
                                                          13493                       10719                       12066
                                                          11538                        8960                       10212
                                                          11087                        8633                        9831
                                                          11306                        8841                       10005
                                                          10018                        8148                        9305
                                                          11111                        8998                       10146
                                                          11534                        9389                       10533
                                                          11647                        9287                       10610
                                                          10380                        8014                        9256
6/30/98                                                    9310                        7174                        8407
                                                           9455                        7401                        8671
                                                           6765                        5261                        6238
                                                           7303                        5595                        6397
                                                           7892                        6184                        6956
                                                           8192                        6699                        7392
                                                           8223                        6601                        7284
                                                           8264                        6495                        7130
                                                           8253                        6558                        7101
                                                           9184                        7423                        7883
                                                          10549                        8341                        8951
                                                          10467                        8292                        8864
6/30/99                                                   12039                        9234                        9925
                                                          11480                        8982                        9695
                                                          11294                        9064                        9582
                                                          10705                        8758                        9238
                                                          11191                        8944                        9571
                                                          12659                        9747                       10628
                                                          15317                       10986                       12570
                                                          15504                       11052                       12451
                                                          16011                       11198                       13016
                                                          16250                       11253                       13145
                                                          13653                       10186                       11710
                                                          12473                        9766                       11029
6/30/00                                                   13137                       10109                       11575
                                                          12247                        9590                       11039
                                                          12506                        9637                       11271
                                                          10803                        8795                       10126
                                                           9613                        8158                        9390
                                                           8653                        7445                        8495
                                                           8955                        7624                        8788
                                                          10218                        8674                        9834
                                                           9185                        7995                        9082
                                                           8141                        7210                        8242
                                                           8632                        7566                        8718
                                                           9101                        7656                        8978
6/30/01                                                    8893                        7499                        8814
                                                           8246                        7025                        8233
                                                           8006                        6955                        8069
                                                           6774                        5879                        6937
                                                           7307                        6244                        7354
                                                           8323                        6896                        8088
                                                           8700                        7443                        8592
                                                           9108                        7696                        8933
                                                           9087                        7822                        9125
                                                           9537                        8293                        9644
                                                           9631                        8347                        9736
                                                           9705                        8214                        9649
6/30/02                                                    8951                        7598                        8941
                                                           8375                        7020                        8280
                                                           8344                        7128                        8339
                                                           7339                        6359                        7531
                                                           7726                        6771                        7874
                                                           8281                        7237                        8362
                                                           8270                        6997                        8153
                                                           8040                        6966                        8085
                                                           8020                        6778                        7917
                                                           7663                        6586                        7654
                                                           8710                        7172                        8356
                                                           9412                        7687                        8977
6/30/03                                                    9778                        8125                        9399

--------------------------------------------------------------------------------

                                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                              ----------------------------------------------------------
                                                                                  LIPPER
                                                                  MSCI          EMERGING
                                                              EMERGING           MARKETS
CLASS AND                       WITH       WITHOUT             MARKETS             FUNDS
INCEPTION DATE                  LOAD          LOAD         FREE INDEX#         AVERAGE**
----------------------------------------------------------------------------------------
CLASS A
  (1/14/97)                   $9,109*      $9,637            $ 8,125            $ 9,399
CLASS B
  (2/25/97)                      N/A       $8,392            $ 7,294            $ 8,391
CLASS C
  (3/3/97)                       N/A       $8,442            $ 7,294            $ 8,391
CLASS K
  (1/10/97)                      N/A       $9,620            $ 8,125            $ 9,399
CLASS Y
  (12/31/96)                     N/A       $9,778            $ 8,125            $ 9,399

                                                AVERAGE ANNUAL TOTAL RETURNS
                             ------------------------------------------------------------------
                                                                                          SINCE
                                ONE          ONE      FIVE         FIVE       SINCE   INCEPTION
CLASS AND                      YEAR         YEAR     YEARS        YEARS   INCEPTION       W/OUT
INCEPTION DATE               W/LOAD   W/OUT LOAD    W/LOAD   W/OUT LOAD      W/LOAD        LOAD
-----------------------------------------------------------------------------------------------
CLASS A
  (1/14/97)                  3.05%*        9.10%     0.00%*       1.13%    (1.43)%*    (0.57)%

CLASS B
  (2/25/97)                  3.21%+        8.21%   (0.09)%+       0.31%        N/A     (2.73)%

CLASS C
  (3/3/97)                   7.29%+        8.29%       N/A        0.11%        N/A     (2.64)%

CLASS K
  (1/10/97)                    N/A         9.11%       N/A        0.85%        N/A     (0.60)%

CLASS Y
  (12/31/96)                   N/A         9.24%       N/A        0.99%        N/A     (0.35)%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged index that measures the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 3/1/97, 3/1/97, 1/1/97, and 1/1/97, respectively.

** The Lipper Emerging Markets Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception date and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 3/1/97, 3/1/97, 1/1/97, and 1/1/97, respectively.

                      [This Page Intentionally Left Blank]

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 79.9%
   BRAZIL -- 2.8%
26,200,000      Centrias Eletricas Brasileiras SA                      $   181,142
    20,000      Petroleo Brasileiro SA - Petrobras, ADR                    395,200
                                                                       -----------
                                                                           576,342
                                                                       -----------
   CHINA -- 2.0%
   171,000      China Mobile (Hong Kong), Ltd.+, +++                       403,480
                                                                       -----------
   EGYPT -- 1.3%
    44,500      Commercial International Bank Egypt, GDR                   273,675
                                                                       -----------
   HONG KONG -- 3.5%
   136,000      Bank of East Asia, Ltd.                                    265,961
    66,000      Henderson Land Development Company Ltd.                    188,737
   428,000      PCCW, Ltd.+                                                264,819
                                                                       -----------
                                                                           719,517
                                                                       -----------
   INDIA -- 4.0%
    21,200      Hindalco Industries Ltd., 144A, GDR++                      341,956
    48,000      Mahanagar Telephone Nigam Ltd., ADR                        230,400
    11,500      State Bank of India, GDR                                   235,750
                                                                       -----------
                                                                           808,106
                                                                       -----------
   INDONESIA -- 4.2%
14,025,000      Bentoel International Investama Tbk PT+                    187,000
   586,000      Ramayana Lestari Sentosa Tbk PT                            229,073
   335,000      Indonesian Satellite Corporation-Indosat                   357,333
 1,062,500      PT Bank Mandiri (Persero)+                                  86,932
                                                                       -----------
                                                                           860,338
                                                                       -----------
   ISRAEL -- 2.0%
   105,500      Emblaze Systems+                                           187,460
    17,133      Given Imaging Ltd.+                                        144,774
    16,174      TTI Team Telecom International Ltd.+                        71,165
                                                                       -----------
                                                                           403,399
                                                                       -----------
   MEXICO -- 10.9%
    14,200      America Movil S.A. de CV, Series L, ADR                    266,250
    11,000      Coca-Cola FEMSA SA de CV, ADR                              236,500
    80,000      Consorico Ara SA de CV+                                    158,859
     6,000      Fomento Economico Mexicano SA de CV, ADR                   247,200
   280,000      Grupo Financiero BBVA Bancomer SA de CV (GFB),
                  Series B+                                                236,605

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   MEXICO (CONTINUED)
    14,300      Telefonos de Mexico SA de CV, ADR, Series A            $   449,306
    46,000      TV Azteca SA de CV, ADR                                    299,000
   110,000      Wal-Mart de Mexico SA de CV, Series V                      324,331
                                                                       -----------
                                                                         2,218,051
                                                                       -----------
   RUSSIAN FEDERATION -- 3.3%
    14,300      RAO Unified Energy System of Russia, GDR                   378,521
    14,300      Wimm-Bill-Dann Foods OJSC, ADR+                            290,290
                                                                       -----------
                                                                           668,811
                                                                       -----------
   SINGAPORE -- 1.5%
   540,000      People's Food Holdings Ltd.+++                             294,420
                                                                       -----------
   SOUTH AFRICA -- 9.4%
   195,000      Alexander Forbes Ltd.                                      286,573
    53,100      Anglo American Plc+++                                      811,864
    29,300      Nedcor Ltd.                                                350,347
    30,000      SABMiller Plc+++                                           201,199
    29,500      Tiger Brands Ltd.                                          261,697
                                                                       -----------
                                                                         1,911,680
                                                                       -----------
   SOUTH KOREA -- 26.1%
    38,000      Handsome Co., Ltd.                                         329,259
    10,800      Humax Co., Ltd.                                            147,828
     9,200      Hyundai Dept Store                                         204,872
    21,480      Kookmin Bank                                               647,367
    76,600      Koram Bank                                                 514,942
    15,200      Korea Electric Power Corporation                           240,502
    21,915      Korea Exchange Bank Credit Services Co., Ltd.+             145,121
    11,100      Korea Telecom Corporation                                  433,964
    15,900      KT Freetel, Ltd.+                                          332,110
    29,000      Oriental Fire and Marine Insurance Co., Ltd.               358,100
     3,500      POSCO                                                      363,332
     2,461      Samsung Electronics Company Ltd.                           731,398
     4,100      Samsung Fire & Marine Insurance Co., Ltd.                  199,422
     6,100      Samsung SDI Co., Ltd.                                      462,160
    18,400      Shinhan Financial Group Co., Ltd.                          191,779
                                                                       -----------
                                                                         5,302,156
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   TAIWAN -- 3.3%
    66,100      Hon Hai Precision Industry Co., Ltd., GDR              $   499,055
    46,950      United Microelectronics Corporation, ADR                   176,063
                                                                       -----------
                                                                           675,118
                                                                       -----------
   THAILAND -- 4.4%
   189,000      Bangkok Bank Public Company Ltd.+                          303,245
   122,000      Hana Microelectronics Public Company Ltd.                  281,293
   365,000      Siam Makro                                                 301,491
                                                                       -----------
                                                                           886,029
                                                                       -----------
   VENEZUELA -- 1.2%
    20,000      Compania Anonima Nacional Telefonos de Venezuela,
                  ADR                                                      249,800
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $16,221,461)                                                   16,250,922
                                                                       -----------
PREFERRED STOCKS -- 4.6%
   BRAZIL -- 4.6%
82,806,957      Banco Bradesco SA                                          309,856
     8,000      Brasil Telecom Participacoes SA, ADR                       299,600
    28,600      Gerdau SA                                                  329,358
       417      Telemar Norte Leste SA, Series A                                 6
                                                                       -----------
                                                                           938,820
                                                                       -----------
TOTAL PREFERRED STOCKS
   (Cost $700,227)                                                         938,820
                                                                       -----------
INVESTMENT COMPANY SECURITIES -- 1.3%
   (Cost $700,000)
   SOUTH KOREA -- 1.3%
    70,000      Korea Investment Opportunities, Limited*, +, +++           270,900
                                                                       -----------
RIGHTS -- 0.0%#
   (Cost $0)
   THAILAND -- 0.0%#
   205,263      TelecomAsia, expires 3/1/08, (exercise price: THB
                  11.85)+                                                    2,891
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.3%
   (Cost $2,698,000)
$ 2,698,000  Agreement with State Street Bank and Trust Company,
               0.980% dated 06/30/2003, to be repurchased at
               $2,698,073 on 07/01/2003, collateralized by
               $2,685,000 FHLB, maturing 03/15/2006
               (value $2,756,179)                                     $  2,698,000
                                                                      ------------

TOTAL INVESTMENTS
   (Cost $20,319,688)                                      99.1%         20,161,533
OTHER ASSETS AND LIABILITIES (NET)                          0.9             183,647
                                                          -----         -----------
NET ASSETS                                                100.0%        $20,345,180
                                                          =====         ===========

------------

  + Non-income producing security.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

+++ Country classification is based on the country in which the company primarily trades, earns its revenues or profits, produces or sells its goods, makes investments or performs services.

  # Amount represents less than 0.1% of net assets.

  * Affiliated security.

ABBREVIATIONS:
ADR  -- American Depositary Receipt
FHLB -- Federal Home Loan Bank
GDR  -- Global Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 industry diversification of the Munder Emerging Markets Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS:
Banks................................................       15.3%        $ 3,106,602
Diversified Telecommunication Services...............        9.8           1,985,622
Metals & Mining......................................        7.5           1,517,151
Electronic Equipment & Instruments...................        6.1           1,242,508
Multiline Retail.....................................        5.2           1,059,768
Wireless Telecommunication Services..................        4.9           1,001,840
Semiconductor Equipment & Products...................        4.5             907,460
Electric Utilities...................................        3.9             800,165
Beverages............................................        3.4             684,899
Insurance............................................        2.7             557,522
Food Products........................................        2.7             551,987
Diversified Financials...............................        2.1             431,695
Oil & Gas............................................        1.9             395,200
Textiles, Apparel & Luxury Goods.....................        1.6             329,259
Household Durables...................................        1.5             306,687
Media................................................        1.5             299,000
Industrial Conglomerates.............................        1.5             294,420
Real Estate..........................................        0.9             188,737
Internet Software & Services.........................        0.9             187,460
Tobacco..............................................        0.9             187,000
Health Care Equipment & Supplies.....................        0.7             144,774
Software.............................................        0.4              71,166
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       79.9          16,250,922
PREFERRED STOCKS:
Metals & Mining......................................        1.6             329,358
Banks................................................        1.5             309,856
Diversified Telecommunication Services...............        1.5             299,606
                                                           -----         -----------
TOTAL PREFERRED STOCKS...............................        4.6             938,820
INVESTMENT COMPANY SECURITIES........................        1.3             270,900
RIGHTS...............................................        0.0#              2,891
REPURCHASE AGREEMENT.................................       13.3           2,698,000
                                                           -----         -----------
TOTAL INVESTMENTS....................................       99.1          20,161,533
OTHER ASSETS AND LIABILITIES (NET)...................        0.9             183,647
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $20,345,180
                                                           =====         ===========

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers (cost --
      $16,921,688)..........................................  $17,192,633
    Securities of affiliated issuer (cost -- $700,000)......      270,900
    Repurchase agreement (cost -- $2,698,000)...............    2,698,000
                                                              -----------
Total Investments...........................................   20,161,533
Cash........................................................          335
Foreign currency, at value..................................            4
Interest receivable.........................................           73
Dividends receivable........................................       34,554
Receivable for investment securities sold...................      230,209
Receivable for Fund shares sold.............................      200,028
Prepaid expenses and other assets...........................       34,621
                                                              -----------
      Total Assets..........................................   20,661,357
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................      126,997
Payable for securities purchased............................       89,506
Unrealized depreciation of forward foreign currency exchange
  contract..................................................          267
Investment advisory fees payable............................       21,156
Trustees' fees and expenses payable.........................       12,492
Transfer agency/record keeping fees payable.................        9,489
Custody fees payable........................................        5,117
Administration fees payable.................................        2,216
Distribution fees payable...................................        1,829
Shareholder servicing fees payable..........................        1,601
Accrued expenses and other payables.........................       45,507
                                                              -----------
      Total Liabilities.....................................      316,177
                                                              -----------
NET ASSETS..................................................  $20,345,180
                                                              ===========
Investments, at cost........................................  $20,319,688
                                                              ===========
Foreign currency, at cost...................................  $         4
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $    (72,050)
Accumulated net realized loss on investments sold...........   (24,941,669)
Net unrealized depreciation of investments..................      (150,322)
Paid-in capital.............................................    45,509,221
                                                              ------------
                                                              $ 20,345,180
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  2,147,531
                                                              ============
Class B Shares..............................................  $  1,412,890
                                                              ============
Class C Shares..............................................  $    344,237
                                                              ============
Class K Shares..............................................  $  9,693,287
                                                              ============
Class Y Shares..............................................  $  6,747,235
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       226,765
                                                              ============
Class B Shares..............................................       155,389
                                                              ============
Class C Shares..............................................        38,211
                                                              ============
Class K Shares..............................................     1,037,685
                                                              ============
Class Y Shares..............................................       722,102
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $9.47
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $10.02
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.09
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.01
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.34
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.34
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $   21,854
Dividends(a)................................................     502,017
                                                              ----------
      Total Investment Income...............................     523,871
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       3,547
  Class B Shares............................................      11,982
  Class C Shares............................................       3,161
Shareholder servicing fees:
  Class K Shares............................................      26,122
Investment advisory fees....................................     248,411
Custody fees................................................      57,356
Legal and audit fees........................................      53,408
Transfer agency/record keeping fees.........................      52,792
Registration and filing fees................................      41,912
Administration fees.........................................      26,978
Trustees' fees and expenses.................................      19,924
Other.......................................................      32,071
                                                              ----------
      Total Expenses........................................     577,664
Fees waived by transfer agent and expenses reimbursed by
  investment advisor........................................    (111,935)
                                                              ----------
Net Expenses................................................     465,729
                                                              ----------
NET INVESTMENT INCOME.......................................      58,142
                                                              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
  Security transactions of unaffiliated issuers(b)..........    (971,957)
  Foreign currency-related transactions.....................    (103,312)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   2,216,972
  Foreign currency-related transactions.....................       8,752
                                                              ----------
Net realized and unrealized gain on investments.............   1,150,455
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,208,597
                                                              ==========

------------

(a) Net of foreign withholding taxes of $40,737.

(b) Net of foreign capital gains taxes of $32,153.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
Net investment income................................   $    58,142     $     21,289
Net realized loss on investments sold................    (1,075,269)      (1,118,069)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................     2,225,724          556,163
                                                        -----------     ------------
Net increase/(decrease) in net assets resulting from
  operations.........................................     1,208,597         (540,617)
Distributions to shareholders from capital:
  Class A Shares.....................................            --             (652)
  Class K Shares.....................................            --           (9,619)
  Class Y Shares.....................................            --          (24,936)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares.....................................       157,041         (371,516)
  Class B Shares.....................................      (194,546)         (25,619)
  Class C Shares.....................................       (47,145)         (56,781)
  Class K Shares.....................................    (5,504,544)     (11,081,843)
  Class Y Shares.....................................    (1,386,029)      (4,078,981)
                                                        -----------     ------------
Net decrease in net assets...........................    (5,766,626)     (16,190,564)
NET ASSETS:
Beginning of year....................................    26,111,806       42,302,370
                                                        -----------     ------------
End of year..........................................   $20,345,180     $ 26,111,806
                                                        ===========     ============
Accumulated net investment loss......................   $   (72,051)    $   (179,678)
                                                        ===========     ============

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................   $ 2,714,585     $ 23,312,038
Issued as reinvestment of dividends..................            --              513
Redeemed.............................................    (2,557,544)     (23,684,067)
                                                        -----------     ------------
Net increase/(decrease)..............................   $   157,041     $   (371,516)
                                                        ===========     ============
CLASS B SHARES:
Sold.................................................   $   309,856     $    976,593
Redeemed.............................................      (504,402)      (1,002,212)
                                                        -----------     ------------
Net decrease.........................................   $  (194,546)    $    (25,619)
                                                        ===========     ============
CLASS C SHARES:
Sold.................................................   $   150,665     $    520,261
Redeemed.............................................      (197,810)        (577,042)
                                                        -----------     ------------
Net decrease.........................................   $   (47,145)    $    (56,781)
                                                        ===========     ============
CLASS K SHARES:
Sold.................................................   $   319,243     $    854,987
Redeemed.............................................    (5,823,787)     (11,936,830)
                                                        -----------     ------------
Net decrease.........................................   $(5,504,544)    $(11,081,843)
                                                        ===========     ============
CLASS Y SHARES:
Sold.................................................   $   337,487     $  2,545,358
Issued as reinvestment of dividends..................            --            1,673
Redeemed.............................................    (1,723,516)      (6,626,012)
                                                        -----------     ------------
Net decrease.........................................   $(1,386,029)    $ (4,078,981)
                                                        ===========     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................     332,195         2,786,005
Issued as reinvestment of dividends..................          --                79
Redeemed.............................................    (316,915)       (2,770,050)
                                                         --------        ----------
Net increase.........................................      15,280            16,034
                                                         ========        ==========
CLASS B SHARES:
Sold.................................................      39,109           113,923
Redeemed.............................................     (64,222)         (121,723)
                                                         --------        ----------
Net decrease.........................................     (25,113)           (7,800)
                                                         ========        ==========
CLASS C SHARES:
Sold.................................................      20,171            68,742
Redeemed.............................................     (26,026)          (77,168)
                                                         --------        ----------
Net decrease.........................................      (5,855)           (8,426)
                                                         ========        ==========
CLASS K SHARES:
Sold.................................................      35,372            55,817
Redeemed.............................................    (729,385)       (1,452,380)
                                                         --------        ----------
Net decrease.........................................    (694,013)       (1,396,563)
                                                         ========        ==========
CLASS Y SHARES:
Sold.................................................      39,617           325,113
Issued as reinvestment of dividends..................          --               263
Redeemed.............................................    (203,024)         (838,395)
                                                         --------        ----------
Net decrease.........................................    (163,407)         (513,019)
                                                         ========        ==========

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                               A SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 8.68       $ 8.62     $12.78      $11.69       $ 8.99
                                        ------       ------     ------      ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss).........     0.02         0.00(d)   (0.07)       0.00(d)      0.03
Net realized and unrealized
 gain/(loss) on investments..........     0.77         0.06      (4.05)       1.09         2.67
                                        ------       ------     ------      ------       ------
Total from investment operations.....     0.79         0.06      (4.12)       1.09         2.70
                                        ------       ------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................       --           --      (0.04)         --           --
Distributions from capital...........       --        (0.00)(d)     --          --           --
                                        ------       ------     ------      ------       ------
Total distributions..................       --        (0.00)(d)  (0.04)         --           --
                                        ------       ------     ------      ------       ------
Net asset value, end of period.......   $ 9.47       $ 8.68     $ 8.62      $12.78       $11.69
                                        ======       ======     ======      ======       ======
TOTAL RETURN(B)......................     9.10%        0.75%    (32.32)%      9.32%       30.03%
                                        ======       ======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................   $2,148       $1,836     $1,685      $3,637       $  961
Ratio of operating expenses to
 average net assets..................     2.37%        1.95%      2.02%       1.98%        1.85%
Ratio of net investment income/(loss)
 to average net assets...............     0.27%        0.04%     (0.54)%     (0.02)%       0.39%
Portfolio turnover rate..............      136%         230%       223%        177%         159%
Ratio of operating expenses to
 average net assets without expense
 waivers and/or reimbursements.......     2.93%        1.96%      2.08%       2.14%        2.12%

------------

(a) The Munder Emerging Markets Fund Class A Shares and Class B Shares commenced operations on January 14, 1997 and February 25, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
      $ 8.40        $ 8.42      $12.52       $11.47        $ 8.95
      ------        ------      ------       ------        ------
       (0.04)        (0.06)      (0.16)       (0.10)        (0.03)
        0.73          0.04       (3.94)        1.15          2.55
      ------        ------      ------       ------        ------
        0.69         (0.02)      (4.10)        1.05          2.52
      ------        ------      ------       ------        ------
          --            --          --           --            --
          --            --          --           --            --
      ------        ------      ------       ------        ------
          --            --          --           --            --
      ------        ------      ------       ------        ------
      $ 9.09        $ 8.40      $ 8.42       $12.52        $11.47
      ======        ======      ======       ======        ======
        8.21%        (0.36)%    (32.67)%       9.15%        28.16%
      ======        ======      ======       ======        ======
      $1,413        $1,516      $1,587       $3,012        $1,121
        3.12%         2.70%       2.76%        2.73%         2.60%
       (0.48)%       (0.71)%     (1.28)%      (0.77)%       (0.36)%
         136%          230%        223%         177%          159%
        3.68%         2.71%       2.83%        2.88%         2.87%

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                               C SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 8.32       $ 8.36     $12.43      $11.47       $ 8.96
                                        ------       ------     ------      ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss).........    (0.04)       (0.06)     (0.15)      (0.10)       (0.03)
Net realized and unrealized
 gain/(loss) on investments..........     0.73         0.02      (3.92)       1.06         2.54
                                        ------       ------     ------      ------       ------
Total from investment operations.....     0.69        (0.04)     (4.07)       0.96         2.51
                                        ------       ------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................       --           --         --          --           --
Distributions from capital...........       --           --         --          --           --
                                        ------       ------     ------      ------       ------
Total distributions..................       --           --         --          --           --
                                        ------       ------     ------      ------       ------
Net asset value, end of period.......   $ 9.01       $ 8.32     $ 8.36      $12.43       $11.47
                                        ======       ======     ======      ======       ======
TOTAL RETURN(B)......................     8.29%       (0.48)%   (32.74)%      8.37%       28.01%
                                        ======       ======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................   $  344       $  367     $  439      $  807       $  497
Ratio of operating expenses to
 average net assets..................     3.12%        2.70%      2.76%       2.73%        2.60%
Ratio of net investment income/(loss)
 to average net assets...............    (0.48)%      (0.71)%    (1.28)%     (0.77)%      (0.36)%
Portfolio turnover rate..............      136%         230%       223%        177%         159%
Ratio of operating expenses to
 average net assets without expense
 waivers and/or reimbursements.......     3.68%        2.71%      2.83%       2.89%        2.87%

------------

(a) The Munder Emerging Markets Fund Class C Shares and Class K Shares commenced operations on March 3, 1997 and January 10, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             K SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
      $ 8.56       $  8.53      $ 12.62     $ 11.60       $  8.99
      ------       -------      -------     -------       -------
        0.02          0.00(d)     (0.06)       0.00(d)       0.03
        0.76          0.03        (3.99)       1.02          2.58
      ------       -------      -------     -------       -------
        0.78          0.03        (4.05)       1.02          2.61
      ------       -------      -------     -------       -------
          --            --        (0.04)         --            --
          --         (0.00)(d)       --          --            --
      ------       -------      -------     -------       -------
          --         (0.00)(d)    (0.04)         --            --
      ------       -------      -------     -------       -------
      $ 9.34       $  8.56      $  8.53     $ 12.62       $ 11.60
      ======       =======      =======     =======       =======
        9.11%         0.41%      (32.17)%      8.79%        29.03%
      ======       =======      =======     =======       =======
      $9,693       $14,823      $26,696     $41,167       $36,438
        2.37%         1.95%        2.02%       1.98%         1.85%
        0.27%         0.04%       (0.54)%     (0.02)%        0.39%
         136%          230%         223%        177%          159%
        2.93%         1.96%        2.08%       2.14%         2.12%

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                               Y SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period..............................   $ 8.55       $ 8.51     $ 12.70    $ 11.64      $  9.00
                                        ------       ------     -------    -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss).........     0.04         0.02       (0.05)      0.03         0.05
Net realized and unrealized
 gain/(loss) on investments..........     0.75         0.04       (4.05)      1.03         2.59
                                        ------       ------     -------    -------      -------
Total from investment operations.....     0.79         0.06       (4.10)      1.06         2.64
                                        ------       ------     -------    -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................       --           --       (0.09)        --           --
Distributions from capital...........       --        (0.02)         --         --           --
                                        ------       ------     -------    -------      -------
Total distributions..................       --        (0.02)      (0.09)        --           --
                                        ------       ------     -------    -------      -------
Net asset value, end of period.......   $ 9.34       $ 8.55     $  8.51    $ 12.70      $ 11.64
                                        ======       ======     =======    =======      =======
TOTAL RETURN(B)......................     9.24%        0.66%     (32.31)%     9.11%       29.33%
                                        ======       ======     =======    =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................   $6,747       $7,571     $11,913    $19,896      $17,857
Ratio of operating expenses to
 average net assets..................     2.12%        1.70%       1.76%      1.73%        1.60%
Ratio of net investment income/(loss)
 to average net assets...............     0.52%        0.29%      (0.28)%     0.23%        0.64%
Portfolio turnover rate..............      136%         230%        223%       177%         159%
Ratio of operating expenses to
 average net assets without expense
 waivers and/or reimbursements.......     2.68%        1.71%       1.83%      1.89%        1.87%

------------

(a) The Munder Emerging Markets Fund Class Y Shares commenced operations on December 31, 1996.

(b) Total return represents aggregate total return for the period.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of The Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Emerging Markets Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares - Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   On October 31, 2002, the Fund changed its name from the Munder Framlington Emerging Markets Fund to the Munder Emerging Markets Fund.

   Prior to June 13, 2003, the Fund was a series of MFFT. On April 28, 2003, shareholders of the Munder Emerging Markets Fund series of MFFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked to market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on foreign currency-related transactions. When

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $2,791 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses, passive foreign investment companies and currency gains and losses were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED    PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)     CAPITAL
-----------------------------------------
   $49,486         $114,589     $(164,075)

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, SUB-ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.25% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the year ended June 30, 2003 in an amount totaling $109,144.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $26,978 before payment of sub-administration fees and $6,871 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,501 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $15 to Comerica Securities and $26,142 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $24,572,080 and $32,487,578 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $1,516,064 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,876,798 and net depreciation for Federal income tax purposes was $360,734. At June 30, 2003, aggregate cost for Federal income tax purposes was $20,522,267.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, the Fund had the following open forward foreign currency exchange contract which contractually obligates it to take delivery of currency at a specified future date:

                                             U.S. $
CURRENCY               LOCAL PRINCIPAL     EQUIVALENT    SETTLEMENT    CURRENT U.S. $     UNREALIZED
PURCHASED              AMOUNT PURCHASED    PURCHASED        DATE           VALUE         DEPRECIATION
-----------------------------------------------------------------------------------------------------
Indonesian Rupiah....    724,359,375        $88,068       07/10/03        $87,801            $267

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes investment companies with the same sub-advisor as the Fund. At June 30, 2003, the Fund held the following security of an affiliated company:

                                     PURCHASED            SOLD
                       VALUE AT    --------------    --------------    VALUE AT     REALIZED
AFFILIATE              6/30/02     COST    SHARES    COST    SHARES    6/30/03     GAIN/(LOSS)
----------------------------------------------------------------------------------------------
Korea Investment
  Opportunities
  Limited............  $335,300    $--        --     $--        --     $270,900        $--

7. GEOGRAPHIC CONCENTRATION

   The Fund intends to invest at least 80% of its assets in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company's assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company's revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $461.

9. DISTRIBUTIONS TO SHAREHOLDERS

   During the year ended June 30, 2003, the Fund paid no distributions. During the year ended June 30, 2002, distributions of $35,207 were paid to shareholders from return of capital on a tax basis.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     POST
   OCTOBER
 LOSS/CAPITAL     UNREALIZED
LOSS CARRYOVER   DEPRECIATION      TOTAL
--------------------------------------------
 $(24,803,891)    $(352,901)    $(25,156,792)

   The differences between book and tax distributable earnings are primarily due to wash sales and passive foreign investment companies ("PFIC").

10. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $23,320,582 of unused capital losses of which $5,449,416, $2,111,714, $14,932,517 and $826,935 expire in 2007, 2009, 2010 and 2011, respectively.

   Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $1,429,692 and $53,617, respectively.

11. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders the Predecessor Fund together with the other shareholders of MFFT approved the proposal, as did the shareholders of MFI, MFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFFT are as set forth below.

NOMINEES:                                                       NO. OF SHARES
------------------------------------------------------------------------------
David J. Brophy.............................  Affirmative       14,806,954.364
                                              Withhold             231,323.019
                                              TOTAL             15,038,277.383
Joseph E. Champagne.........................  Affirmative       14,805,566.487
                                              Withhold             232,710.896
                                              TOTAL             15,038,277.383
Thomas D. Eckert............................  Affirmative       14,808,518.392
                                              Withhold             229,758.991
                                              TOTAL             15,038,277.383
Charles W. Elliott..........................  Affirmative       14,804,709.045
                                              Withhold             233,568.338
                                              TOTAL             15,038,277.383
John Engler.................................  Affirmative       14,777,527.236
                                              Withhold             260,750.147
                                              TOTAL             15,038,277.383
Michael T. Monahan..........................  Affirmative       14,807,993.874
                                              Withhold             230,283.509
                                              TOTAL             15,038,277.383
Arthur T. Porter............................  Affirmative       14,807,638.630
                                              Withhold             230,638.753
                                              TOTAL             15,038,277.383
John Rakolta, Jr............................  Affirmative       14,804,882.994
                                              Withhold             233,394.389
                                              TOTAL             15,038,277.383

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,011,222.097
Against...................................................        4,303.924
Abstain...................................................        2,357.491
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,011,243.024
Against...................................................        4,303.924
Abstain...................................................        2,336.564
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,009,082.463
Against...................................................        4,596.610
Abstain...................................................        4,204.439
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,009,639.698
Against...................................................        4,596.610
Abstain...................................................        3,647.204
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,010,113.796
Against...................................................        4,122.512
Abstain...................................................        3,647.204
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,009,932.384
Against...................................................        4,303.924
Abstain...................................................        3,647.204
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,010,950.338
Against...................................................        4,415.199
Abstain...................................................        2,517.975
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,011,243.024
Against...................................................        4,122.512
Abstain...................................................        2,517.976
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,009,639.698
Against...................................................        4,596.610
Abstain...................................................        3,647.204
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,010,948.366
Against...................................................        4,598.582
Abstain...................................................        2,336.564
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,011,422.464
Against...................................................        4,122.512
Abstain...................................................        2,338.536
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,010,950.338
Against...................................................        4,415.199
Abstain...................................................        2,517.975
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

PROPOSAL 3.P -- REVERSE REPURCHASE AGREEMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    2,008,794.598
Against...................................................        5,439.739
Abstain...................................................        3,649.175
Broker Non-votes..........................................      128,069.000
TOTAL.....................................................    2,145,952.512

12. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                 TERM OF                       PORTFOLIOS
                              POSITION(S)       OFFICE(1)      PRINCIPAL        IN FUND
                                WITH THE       AND LENGTH    OCCUPATION(S)      COMPLEX       OTHER DIRECTORSHIPS
                                 MUNDER          OF TIME      DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32         None
c/o The Munder Funds        and Chairman      since 11/89    self-employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior
Birmingham, MI 48009                                         Advisor to
Age 71                                                       President,
                                                             Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32         None
c/o The Munder Funds        and Vice          since 2/93     Chief
480 Pierce Street           Chairman                         Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Walbridge
Age 56                                                       Aldinger
                                                             Company
                                                             (construction
                                                             company)
                                                             (since 1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32         None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business
Age 67                                                       School (since
                                                             8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice                  32         None
c/o The Munder Funds                          since 11/89    President,
480 Pierce Street                                            Macomb
Suite 300                                                    College
Birmingham, MI 48009                                         (since 2001);
Age 65                                                       Dean, Macomb
                                                             College
                                                             (since 9/97).

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                 TERM OF                       PORTFOLIOS
                              POSITION(S)       OFFICE(1)      PRINCIPAL        IN FUND
                                WITH THE       AND LENGTH    OCCUPATION(S)      COMPLEX       OTHER DIRECTORSHIPS
                                 MUNDER          OF TIME      DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32         None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief
Suite 300                                                    Executive
Birmingham, MI 48009                                         Officer,
Age 55                                                       Capital
                                                             Automotive
                                                             REIT (real
                                                             estate
                                                             investment
                                                             trust
                                                             specializing
                                                             in retail
                                                             automotive
                                                             properties)
                                                             (since
                                                             10/97).
John Engler                 Director/Trustee  Indefinite     President of          32         Universal Forest
c/o The Munder Funds                          since 2/03     State and                        Products, Inc.
480 Pierce Street                                            Local                            (manufacturer and
Suite 300                                                    Government/                      distributor of
Birmingham, MI 48009                                         Vice                             lumber products)
Age 54                                                       President of                     (since 1/03);
                                                             Government                       Northwest Airlines
                                                             Solutions for                    (since 4/03).
                                                             North
                                                             America,
                                                             Electronic
                                                             Data Systems
                                                             Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of
                                                             the State of
                                                             Michigan
                                                             (1/91 to
                                                             1/03).

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                 TERM OF                       PORTFOLIOS
                              POSITION(S)       OFFICE(1)      PRINCIPAL        IN FUND
                                WITH THE       AND LENGTH    OCCUPATION(S)      COMPLEX       OTHER DIRECTORSHIPS
                                 MUNDER          OF TIME      DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and         32         None
3990 John R.                                  since 2/01     Chief
Detroit, MI 48201                                            Executive
Age 47                                                       Officer of
                                                             the Detroit
                                                             Medical
                                                             Center (since
                                                             3/99);
                                                             Professor
                                                             with Tenure
                                                             and Chairman
                                                             of Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine
                                                             (3/91 to
                                                             3/99).

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                 TERM OF                       PORTFOLIOS
                              POSITION(S)       OFFICE(1)      PRINCIPAL        IN FUND
                                WITH THE       AND LENGTH    OCCUPATION(S)      COMPLEX       OTHER DIRECTORSHIPS
                                 MUNDER          OF TIME      DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32         CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                          Corporation (energy
Suite 102                                                    Enterprises,                     company) (since
Bloomfield Hills, MI 48301                                   LLC                              12/02); Guilford
Age 64                                                       (consulting                      Mills, Inc.
                                                             company)                         (supplier of
                                                             (since 6/99);                    automotive textile
                                                             Chairman of                      products) (since
                                                             Munder                           10/02).
                                                             Capital
                                                             Management
                                                             (investment
                                                             advisor)
                                                             (10/99 to
                                                             12/00);
                                                             Chairman and
                                                             Chief
                                                             Executive
                                                             Officer of
                                                             Munder
                                                             Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company)
                                                             (6/92 to
                                                             6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER EMERGING MARKETS FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)
                              POSITION(S)      AND LENGTH
                                WITH THE         OF TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Emerging Markets Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Emerging Markets Fund (formerly Munder Framlington Emerging Markets Fund) (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Emerging Markets Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             480 Pierce Street
             Birmingham, MI 48009
INVESTMENT SUB-ADVISOR
             Framlington Overseas Investment Management Limited
             155 Bishopsgate
             London, England EC2M-3XJ
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNEMRG603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                           MUNDER INDEX 500 FUND
                                                        Class A, B, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Fund through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  20         Statement of Assets and Liabilities
                  22         Statement of Operations
                  23         Statements of Changes in Net Assets
                  24         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  26         Financial Highlights
                  31         Notes to Financial Statements
                  47         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Index 500 Fund Team

   The Fund earned a return of -0.17% for the year ending June 30, 2003, compared to the 0.25% return for the S&P 500(R) Index and the -0.28% median return for the Lipper universe of mutual funds with the objective of tracking the S&P 500(R) Index. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending June 30.

   Four of the ten S&P 500(R) sectors posted a positive return for the year ending June 30. Healthcare generated the highest return (+8.57%), followed by telecommunication services (+6.32%), information technology (+6.24%) and financials (+0.22%). The weakest sectors were materials (-8.19%) and energy (-8.13%).

   The Fund continued to achieve its goal of closely tracking the total return of the S&P 500(R) Index. Using proprietary software, the weight of each of the 500 holdings in the Fund is monitored closely relative to its weight in the S&P 500(R) universe. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns for the Fund and the S&P 500(R) Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500(R) Index is not an actual mutual fund, there are no expenses charged against its return.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of the Munder Index 500 Fund (the "Fund"), Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by World Asset Management, a division of Munder Capital Management, and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INDEX 500 FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                         LIPPER S&P 500(R) FUNDS
                                                         CLASS Y                   S&P 500(R)#                  AVERAGE**
                                                         -------                   -----------           -----------------------
6/30/93                                                   10000                       10000                       10000
                                                           9955                        9953                        9955
                                                          10325                       10332                       10325
                                                          10248                       10256                       10247
                                                          10460                       10464                       10456
                                                          10356                       10366                       10353
                                                          10477                       10493                       10475
                                                          10833                       10845                       10823
                                                          10536                       10552                       10524
                                                          10073                       10093                       10065
                                                          10198                       10224                       10192
                                                          10356                       10391                       10354
6/30/94                                                   10101                       10134                       10098
                                                          10431                       10469                       10425
                                                          10856                       10896                       10844
                                                          10581                       10633                       10575
                                                          10829                       10876                       10811
                                                          10438                       10477                       10417
                                                          10588                       10630                       10567
                                                          10862                       10907                       10838
                                                          11280                       11330                       11254
                                                          11620                       11665                       11579
                                                          11959                       12005                       11916
                                                          12426                       12479                       12382
6/30/95                                                   12711                       12772                       12665
                                                          13126                       13197                       13079
                                                          13162                       13233                       13109
                                                          13715                       13787                       13652
                                                          13669                       13739                       13602
                                                          14262                       14344                       14191
                                                          14541                       14609                       14457
                                                          15038                       15112                       14943
                                                          15146                       15257                       15070
                                                          15298                       15403                       15216
                                                          15515                       15630                       15433
                                                          15907                       16033                       15819
6/30/96                                                   15967                       16099                       15879
                                                          15276                       15382                       15176
                                                          15591                       15708                       15487
                                                          16459                       16591                       16350
                                                          16915                       17046                       16796
                                                          18176                       18339                       18052
                                                          17807                       17980                       17688
                                                          18901                       19097                       18779
                                                          19043                       19251                       18920
                                                          18253                       18450                       18133
                                                          19331                       19552                       19202
                                                          20511                       20752                       20362
6/30/97                                                   21427                       21678                       21262
                                                          23113                       23399                       22934
                                                          21825                       22098                       21649
                                                          23001                       23309                       22818
                                                          22242                       22531                       22056
                                                          23257                       23574                       23058
                                                          23652                       23979                       23450
                                                          23900                       24245                       23705
                                                          25616                       25994                       25393
                                                          26918                       27324                       26673
                                                          27189                       27600                       26931
                                                          26713                       27126                       26457
6/30/98                                                   27801                       28227                       27521
                                                          27495                       27928                       27221
                                                          23509                       23889                       23288
                                                          25022                       25421                       24771
                                                          27052                       27487                       26773
                                                          28669                       29153                       28387
                                                          30321                       30832                       30025
                                                          31579                       32121                       31247
                                                          30587                       31122                       30266
                                                          31805                       32367                       31461
                                                          33007                       33620                       32654
                                                          32222                       32826                       31867
6/30/99                                                   34006                       34648                       33616
                                                          32939                       33567                       32557
                                                          32764                       33399                       32378
                                                          31860                       32484                       31478
                                                          33867                       34540                       33455
                                                          34538                       35242                       34111
                                                          36568                       37317                       36096
                                                          34718                       35444                       34269
                                                          34058                       34774                       33608
                                                          37383                       38175                       36865
                                                          36238                       37026                       35748
                                                          35485                       36267                       34997
6/30/00                                                   36322                       37159                       35833
                                                          35744                       36579                       35271
                                                          37964                       38851                       37440
                                                          35936                       36800                       35452
                                                          35781                       36645                       35314
                                                          32951                       33757                       32520
                                                          33096                       33923                       32667
                                                          34258                       35127                       33794
                                                          31120                       31924                       30708
                                                          29139                       29900                       28755
                                                          31395                       32223                       30969
                                                          31599                       32439                       31161
6/30/01                                                   30820                       31650                       30385
                                                          30509                       31340                       30066
                                                          28584                       29378                       28172
                                                          26248                       27005                       25887
                                                          26742                       27520                       26359
                                                          28793                       29631                       28359
                                                          29035                       29892                       28589
                                                          28588                       29455                       28154
                                                          28030                       28887                       27600
                                                          29081                       29973                       28618
                                                          27310                       28157                       26870
                                                          27092                       27948                       26655
6/30/02                                                   25150                       25958                       24744
                                                          23178                       23934                       22816
                                                          23324                       24092                       22953
                                                          20782                       21473                       20449
                                                          22600                       23363                       22234
                                                          23918                       24739                       23528
                                                          22502                       23284                       22133
                                                          21901                       22674                       21537
                                                          21570                       22334                       21206
                                                          21762                       22550                       21399
                                                          23555                       24409                       23149
                                                          24797                       25695                       24353
6/30/03                                                   25107                       26024                       24647

--------------------------------------------------------------------------------

                                               GROWTH OF A $10,000 INVESTMENT(1)
                                          -------------------------------------------
                                                                               LIPPER
                                                                    S&P    S&P 500(R)
CLASS AND                                    WITH    WITHOUT     500(R)         FUNDS
INCEPTION DATE                               LOAD       LOAD     INDEX#     AVERAGE**
-------------------------------------------------------------------------------------
CLASS A
  (12/9/92)                               $24,080*   $24,698    $26,024     $24,647

CLASS B
  (10/31/95)                                  N/A    $17,716    $18,941     $18,120

CLASS K
  (12/7/92)                                   N/A    $24,508    $26,024     $24,647

CLASS Y
  (12/1/91)                                   N/A    $25,107    $26,024     $24,647

                                                AVERAGE ANNUAL TOTAL RETURNS
                      ---------------------------------------------------------------------------------
                                                          FIVE              TEN                   SINCE
                          ONE          ONE      FIVE     YEARS      TEN   YEARS       SINCE   INCEPTION
CLASS AND                YEAR         YEAR     YEARS     W/OUT    YEARS   W/OUT   INCEPTION       W/OUT
INCEPTION DATE         W/LOAD   W/OUT LOAD    W/LOAD      LOAD   W/LOAD    LOAD      W/LOAD        LOAD
-------------------------------------------------------------------------------------------------------
CLASS A
  (12/9/92)           (2.96)%*   (0.47)%     (2.67)%*  (2.18)%   9.19%*   9.46%       9.17%*    9.43%

CLASS B
  (10/31/95)          (3.67)%+   (0.72)%     (2.68)%+  (2.49)%     N/A      N/A         N/A     7.75%

CLASS K
  (12/7/92)               N/A    (0.47)%         N/A   (2.25)%     N/A    9.38%         N/A     9.36%

CLASS Y
  (12/1/91)               N/A    (0.17)%         N/A   (2.01)%     N/A    9.64%         N/A    10.36%

------------

 * Reflects the deduction of the maximum sales charge of 2.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index comparative returns for Class A, Class B, Class K, and Class Y shares of the Fund are as of 7/1/93, 11/1/95, 7/1/93, and 7/1/93, respectively.

** The Lipper S&P 500(R) Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class K, and Class Y shares of the Fund are as of 7/1/93, 11/1/95, 7/1/93, and 7/1/93, respectively.

1 Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 96.6%
   AEROSPACE & DEFENSE -- 1.7%
     88,598      Boeing Company                                       $  3,040,683
     20,800      General Dynamics Corporation                            1,508,000
     12,400      Goodrich Corporation                                      260,400
     90,450      Honeywell International, Inc.                           2,428,583
     47,442      Lockheed Martin Corporation                             2,256,816
     19,310      Northrop Grumman Corporation                            1,666,260
     43,300      Raytheon Company                                        1,421,972
     18,800      Rockwell Collins, Inc.                                    463,044
     49,292      United Technologies Corporation                         3,491,352
                                                                      ------------
                                                                        16,537,110
                                                                      ------------
   AIRLINES -- 0.2%
     13,000      Delta Air Lines, Inc.                                     190,840
     82,118      Southwest Airlines Company                              1,412,430
                                                                      ------------
                                                                         1,603,270
                                                                      ------------
   AIR FREIGHT & LOGISTICS -- 1.0%
     31,460      FedEx Corporation                                       1,951,464
      6,600      Ryder System, Inc.                                        169,092
    118,600      United Parcel Service, Inc.                             7,554,820
                                                                      ------------
                                                                         9,675,376
                                                                      ------------
   AUTOMOBILES -- 0.6%
    192,916      Ford Motor Company                                      2,120,147
     59,100      General Motors Corporation                              2,127,600
     31,900      Harley-Davidson, Inc.                                   1,271,534
                                                                      ------------
                                                                         5,519,281
                                                                      ------------
   AUTO COMPONENTS -- 0.2%
      7,800      Cooper Tire & Rubber Company                              137,202
     15,618      Dana Corporation                                          180,544
     59,033      Delphi Corporation                                        509,455
     18,500      Goodyear Tire & Rubber Company                             97,125
      9,400      Johnson Controls, Inc.                                    804,640
     13,767      Visteon Corporation                                        94,579
                                                                      ------------
                                                                         1,823,545
                                                                      ------------
   BEVERAGES -- 2.7%
      3,800      Adolph Coors Company, Class B                             186,124
     87,900      Anheuser-Busch Companies, Inc.                          4,487,295

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   BEVERAGES (CONTINUED)
      6,400      Brown-Forman Corporation, Class B                    $    503,168
    259,600      Coca-Cola Company                                      12,048,036
     47,600      Coca-Cola Enterprises, Inc.                               863,940
     28,900      Pepsi Bottling Group, Inc.                                578,578
    181,070      PepsiCo, Inc.                                           8,057,615
                                                                      ------------
                                                                        26,724,756
                                                                      ------------
   BIOTECHNOLOGY -- 1.2%
    132,716      Amgen, Inc.+                                            8,817,651
     15,600      Biogen, Inc.+                                             592,800
     19,600      Chiron Corporation+                                       856,912
     22,700      Genzyme Corporation+                                      948,860
     26,600      MedImmune, Inc.+                                          967,442
                                                                      ------------
                                                                        12,183,665
                                                                      ------------
   BUILDING PRODUCTS -- 0.2%
      7,600      American Standard Companies, Inc.+                        561,868
     50,200      Masco Corporation                                       1,197,270
                                                                      ------------
                                                                         1,759,138
                                                                      ------------
   CAPITAL MARKETS -- 3.4%
     81,300      Bank of New York Company, Inc.                          2,337,375
     10,442      Bear Stearns Companies, Inc.                              756,210
    142,359      Charles Schwab Corporation                              1,436,402
     11,500      Federated Investors, Inc., Class B                        315,330
     26,700      Franklin Resources, Inc.                                1,043,169
     49,500      Goldman Sachs Group, Inc.                               4,145,625
    214,092      J. P. Morgan Chase & Company                            7,317,665
     25,200      Janus Capital Group                                       413,280
     25,600      Lehman Brothers Holdings, Inc.                          1,701,888
     45,500      Mellon Financial Corporation                            1,262,625
     98,000      Merrill Lynch & Company, Inc.                           4,574,640
    114,578      Morgan Stanley                                          4,898,209
     23,200      Northern Trust Corporation                                969,528
     35,000      State Street Corporation                                1,379,000
     12,900      T. Rowe Price Group, Inc.                                 486,975
                                                                      ------------
                                                                        33,037,921
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   CHEMICALS -- 1.4%
     23,900      Air Products & Chemicals, Inc.                       $    994,240
     96,476      Dow Chemical Company                                    2,986,897
    104,949      E.I. du Pont de Nemours and Company                     4,370,076
      8,175      Eastman Chemical Company                                  258,902
     27,700      Ecolab, Inc.                                              709,120
     13,250      Engelhard Corporation                                     328,202
      5,300      Great Lakes Chemical Corporation                          108,120
     11,600      Hercules, Inc.+                                           114,840
      9,900      International Flavors & Fragrances, Inc.                  316,107
     27,568      Monsanto Company                                          596,572
     17,900      PPG Industries, Inc.                                      908,246
     17,100      Praxair, Inc.                                           1,027,710
     23,352      Rohm & Haas Company                                       724,613
      7,512      Sigma-Aldrich Corporation                                 407,000
                                                                      ------------
                                                                        13,850,645
                                                                      ------------
   COMMERCIAL BANKS -- 6.1%
     37,050      AmSouth Bancorporation                                    809,172
    157,899      Bank of America Corporation                            12,478,758
    120,405      Bank One Corporation                                    4,476,658
     49,700      BB&T Corporation                                        1,704,710
     23,759      Charter One Financial, Inc.                               740,806
     18,500      Comerica, Inc.+++                                         860,250
     60,539      Fifth Third Bancorporation                              3,471,306
     13,300      First Tennessee National Corporation                      584,003
    110,803      FleetBoston Financial Corporation                       3,291,957
     24,142      Huntington Bancshares, Inc.                               471,252
     44,600      KeyCorp                                                 1,127,042
     23,900      Marshall & Ilsley Corporation                             730,862
     64,500      National City Corporation                               2,109,795
     16,500      North Fork Bancorporation, Inc.                           561,990
     29,800      PNC Financial Services Group                            1,454,538
     23,400      Regions Financial Corporation                             790,452
     35,900      SouthTrust Corporation                                    976,480
     29,500      SunTrust Banks, Inc.                                    1,750,530
     32,000      Synovus Financial Corporation                             688,000
    202,268      U.S. Bancorp                                            4,955,566
     20,950      Union Planters Corporation                                650,078
    141,804      Wachovia Corporation                                    5,666,488

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL BANKS (CONTINUED)
    176,560      Wells Fargo & Company                                $  8,898,624
      9,500      Zions Bancorporation                                      480,795
                                                                      ------------
                                                                        59,730,112
                                                                      ------------
   COMMERCIAL SERVICES & SUPPLIES -- 0.9%
     22,000      Allied Waste Industries, Inc.+                            221,100
     18,500      Apollo Group, Inc., Class A+                            1,142,560
     11,600      Avery Dennison Corporation                                582,320
    107,323      Cendant Corporation+                                    1,966,157
     18,000      Cintas Corporation                                        637,920
      5,800      Deluxe Corporation                                        259,840
     14,900      Equifax, Inc.                                             387,400
     18,900      H&R Block, Inc.                                           817,425
     11,800      Monster Worldwide, Inc.+                                  232,814
     24,700      Pitney Bowes, Inc.                                        948,727
     11,900      R.R. Donnelley & Sons Company                             311,066
     17,900      Robert Half International, Inc.+                          339,026
     62,353      Waste Management, Inc.                                  1,502,084
                                                                      ------------
                                                                         9,348,439
                                                                      ------------
   COMMUNICATIONS EQUIPMENT -- 2.2%
     84,500      ADC Telecommunications, Inc.+                             196,716
     10,347      Andrew Corporation+                                        95,192
     40,212      Avaya, Inc.+                                              259,770
     49,600      CIENA Corporation+                                        257,424
    739,700      Cisco Systems, Inc.+                                   12,345,593
     19,800      Comverse Technology, Inc.+                                297,594
    133,429      Corning, Inc.+                                            986,040
    150,700      JDS Uniphase Corporation+                                 528,957
    435,945      Lucent Technologies, Inc.                                 884,968
    244,041      Motorola, Inc.                                          2,301,307
     83,200      QUALCOMM, Inc.                                          2,974,400
     15,700      Scientific-Atlanta, Inc.                                  374,288
     43,400      Tellabs, Inc.+                                            285,138
                                                                      ------------
                                                                        21,787,387
                                                                      ------------
   COMPUTERS & PERIPHERALS -- 3.8%
     38,500      Apple Computer, Inc.+                                     736,120
    270,700      Dell Computer Corporation+                              8,651,572
    230,500      EMC Corporation+                                        2,413,335

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS (CONTINUED)
     34,200      Gateway, Inc.+                                       $    124,830
    321,723      Hewlett-Packard Company                                 6,852,700
    182,100      International Business Machines Corporation            15,023,250
     13,400      Lexmark International, Inc., Class A+                     948,318
     10,100      NCR Corporation+                                          258,762
     35,800      Network Appliance, Inc.+                                  580,318
    340,400      Sun Microsystems, Inc.+                                 1,565,840
                                                                      ------------
                                                                        37,155,045
                                                                      ------------
   CONSTRUCTION MATERIALS -- 0.0%#
     10,700      Vulcan Materials Company                                  396,649
                                                                      ------------
   CONSTRUCTION & ENGINEERING -- 0.0%#
      8,600      Fluor Corporation                                         289,304
      6,900      McDermott International, Inc.+                             43,677
                                                                      ------------
                                                                           332,981
                                                                      ------------
   CONSUMER FINANCE -- 1.2%
    136,700      American Express Company                                5,715,427
     23,900      Capital One Financial Corporation                       1,175,402
    134,678      MBNA Corporation                                        2,806,690
     30,500      Providian Financial Corporation+                          282,430
     47,700      SLM Corporation                                         1,868,409
                                                                      ------------
                                                                        11,848,358
                                                                      ------------
   CONTAINERS & PACKAGING -- 0.2%
      6,000      Ball Corporation                                          273,060
      5,600      Bemis Company, Inc.                                       262,080
     16,800      Pactiv Corporation+                                       331,128
      8,869      Sealed Air Corporation+                                   422,697
      5,740      Temple-Inland, Inc.                                       246,303
                                                                      ------------
                                                                         1,535,268
                                                                      ------------
   DISTRIBUTORS -- 0.1%
     18,325      Genuine Parts Company                                     586,583
                                                                      ------------
   DIVERSIFIED FINANCIAL SERVICES -- 2.6%
    542,572      Citigroup, Inc.                                        23,222,082
     15,640      Moody's Corporation                                       824,384
     34,500      Principal Financial Group, Inc.                         1,112,625
                                                                      ------------
                                                                        25,159,091
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
     32,766      ALLTEL Corporation                                   $  1,579,976
     82,827      AT&T Corporation                                        1,594,420
    194,600      BellSouth Corporation                                   5,182,198
     15,100      CenturyTel, Inc.                                          526,235
     29,900      Citizens Communications Company+                          385,411
    178,670      Qwest Communications International, Inc.+                 854,043
    350,175      SBC Communications, Inc.                                8,946,971
     94,700      Sprint Corporation - FON Group                          1,363,680
    289,806      Verizon Communications, Inc.                           11,432,847
                                                                      ------------
                                                                        31,865,781
                                                                      ------------
   ELECTRIC UTILITIES -- 2.2%
     13,200      Allegheny Energy, Inc.                                    111,540
     17,000      Ameren Corporation                                        749,700
     41,640      American Electric Power Company, Inc.                   1,242,121
     32,195      CenterPoint Energy, Inc.                                  262,389
     18,534      Cinergy Corporation                                       681,866
     15,200      CMS Energy Corporation                                    123,120
     23,500      Consolidated Edison, Inc.                               1,017,080
     17,450      Constellation Energy Group, Inc.                          598,535
     32,801      Dominion Resources, Inc.                                2,108,120
     17,700      DTE Energy Company                                        683,928
     34,300      Edison International+                                     563,549
     23,800      Entergy Corporation                                     1,256,164
     34,162      Exelon Corporation                                      2,043,229
     31,321      FirstEnergy Corporation                                 1,204,293
     19,300      FPL Group, Inc.                                         1,290,205
     43,100      PG&E Corporation+                                         911,565
      9,600      Pinnacle West Capital Corporation                         359,520
     17,800      PPL Corporation                                           765,400
     25,350      Progress Energy, Inc.                                   1,112,865
     23,800      Public Service Enterprise Group, Inc.                   1,005,550
     76,100      Southern Company                                        2,371,276
     18,630      TECO Energy, Inc.                                         223,374
     33,915      TXU Corporation                                           761,392
     42,060      Xcel Energy, Inc.                                         632,582
                                                                      ------------
                                                                        22,079,363
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT -- 0.4%
     20,700      American Power Conversion Corporation+               $    322,713
      9,800      Cooper Industries Ltd., Class A                           404,740
     44,400      Emerson Electric Company                                2,268,840
      8,700      Power-One, Inc.+                                           62,205
     19,500      Rockwell Automation, Inc.                                 464,880
      6,200      Thomas & Betts Corporation+                                89,590
                                                                      ------------
                                                                         3,612,968
                                                                      ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
     49,649      Agilent Technologies, Inc.+                               970,638
     20,900      Jabil Circuit, Inc.+                                      461,890
     20,100      Molex, Inc.                                               542,499
     13,300      PerkinElmer, Inc.                                         183,673
     53,700      Sanmina-SCI Corporation+                                  338,847
     87,400      Solectron Corporation+                                    326,876
     24,250      Symbol Technologies, Inc.                                 315,492
      8,900      Tektronix, Inc.+                                          192,240
     17,000      Thermo Electron Corporation+                              357,340
     13,100      Waters Corporation+                                       381,603
                                                                      ------------
                                                                         4,071,098
                                                                      ------------
   ENERGY EQUIPMENT & SERVICES -- 0.8%
     35,520      Baker Hughes, Inc.                                      1,192,406
     16,700      BJ Services Company+                                      623,912
     46,100      Halliburton Company                                     1,060,300
     15,300      Nabors Industries Ltd.+                                   605,115
     14,100      Noble Corporation+                                        483,630
      9,900      Rowan Companies, Inc.                                     221,760
     61,330      Schlumberger Ltd.                                       2,917,468
     33,715      Transocean, Inc.                                          740,719
                                                                      ------------
                                                                         7,845,310
                                                                      ------------
   FOOD & STAPLES RETAILING -- 3.7%
     38,693      Albertson's, Inc.                                         742,906
     48,034      Costco Wholesale Corporation+                           1,758,044
     41,482      CVS Corporation                                         1,162,741
     79,500      Kroger Company+                                         1,326,060
     46,500      Safeway, Inc.+                                            951,390
     14,100      SUPERVALU, Inc.                                           300,612
     68,500      SYSCO Corporation                                       2,057,740
    461,500      Wal-Mart Stores, Inc.                                  24,768,705

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   FOOD & STAPLES RETAILING (CONTINUED)
    108,000      Walgreen Company                                     $  3,250,800
     14,800      Winn-Dixie Stores, Inc.                                   182,188
                                                                      ------------
                                                                        36,501,186
                                                                      ------------
   FOOD PRODUCTS -- 1.2%
     67,912      Archer-Daniels-Midland Company                            874,027
     43,300      Campbell Soup Company                                   1,060,850
     56,550      ConAgra Foods, Inc.                                     1,334,580
     38,900      General Mills, Inc.                                     1,844,249
     37,000      H.J. Heinz Company                                      1,220,260
     13,800      Hershey Foods Corporation                                 961,308
     42,800      Kellogg Company                                         1,471,036
     14,700      McCormick & Company, Inc.                                 399,840
     81,900      Sara Lee Corporation                                    1,540,539
     23,700      Wm. Wrigley Jr. Company                                 1,332,651
                                                                      ------------
                                                                        12,039,340
                                                                      ------------
   GAS UTILITIES -- 0.3%
     16,600      KeySpan Corporation                                       588,470
     12,900      Kinder Morgan, Inc.                                       704,985
      4,600      Nicor, Inc.                                               170,706
     27,652      NiSource, Inc.                                            525,388
      3,800      Peoples Energy Corporation                                162,982
     21,878      Sempra Energy                                             624,179
                                                                      ------------
                                                                         2,776,710
                                                                      ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
     22,000      Applera Corporation - Applied Biosystems Group            418,660
      5,600      Bausch & Lomb, Inc.                                       210,000
     63,000      Baxter International, Inc.                              1,638,000
     26,800      Becton, Dickinson and Company                           1,041,180
     27,200      Biomet, Inc.                                              779,552
     43,200      Boston Scientific Corporation+                          2,639,520
      5,500      C.R. Bard, Inc.                                           392,205
     32,600      Guidant Corporation                                     1,447,114
    128,500      Medtronic, Inc.                                         6,164,145
      5,100      Millipore Corporation                                     226,287
     19,000      St. Jude Medical, Inc.                                  1,092,500

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     20,900      Stryker Corporation                                  $  1,449,833
     20,744      Zimmer Holdings, Inc.+                                    934,517
                                                                      ------------
                                                                        18,433,513
                                                                      ------------
   HEALTH CARE PROVIDERS & SERVICES -- 1.7%
     16,014      Aetna, Inc.                                               964,043
     11,600      AmerisourceBergen Corporation                             804,460
     14,580      Anthem, Inc.+                                           1,124,847
     47,011      Cardinal Health, Inc.                                   3,022,807
     14,800      CIGNA Corporation                                         694,712
     53,877      HCA, Inc.                                               1,726,219
     25,200      Health Management Associates, Inc.                        464,940
     17,000      Humana, Inc.+                                             256,700
     25,580      IMS Health, Inc.                                          460,184
      9,450      Manor Care, Inc.+                                         236,345
     30,547      McKesson HBOC, Inc.                                     1,091,750
     11,100      Quest Diagnostics, Inc.+                                  708,180
     12,500      Quintiles Transnational Corporation+                      177,375
     49,150      Tenet Healthcare Corporation                              572,597
     62,500      UnitedHealth Group, Inc.                                3,140,625
     15,300      Wellpoint Health Networks, Inc.+                        1,289,790
                                                                      ------------
                                                                        16,735,574
                                                                      ------------
   HOTELS, RESTAURANTS & LEISURE -- 1.1%
     66,200      Carnival Corporation, Class A                           2,152,162
     17,700      Darden Restaurants, Inc.                                  335,946
     11,600      Harrah's Entertainment, Inc.+                             466,784
     39,700      Hilton Hotels Corporation                                 507,763
      9,050      International Game Technology+                            926,086
     24,400      Marriott International, Inc.                              937,448
    134,100      McDonald's Corporation                                  2,958,246
     41,200      Starbucks Corporation+                                  1,010,224
     21,100      Starwood Hotels & Resorts Worldwide, Inc.                 603,249
     12,000      Wendy's International, Inc.                               347,640
     30,780      YUM! Brands, Inc.+                                        909,857
                                                                      ------------
                                                                        11,155,405
                                                                      ------------
   HOUSEHOLD DURABLES -- 0.5%
      6,900      American Greetings Corporation, Class A                   135,516
      8,200      Black & Decker Corporation                                356,290
      6,600      Centex Corporation                                        513,414

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HOUSEHOLD DURABLES (CONTINUED)
     15,300      Fortune Brands, Inc.                                 $    798,660
      5,000      KB Home                                                   309,900
     20,300      Leggett & Platt, Inc.                                     416,150
      8,300      Maytag Corporation                                        202,686
     28,897      Newell Rubbermaid, Inc.                                   809,116
      6,409      Pulte Homes, Inc.                                         395,179
      6,150      Snap-On, Inc.                                             178,534
      9,000      Stanley Works                                             248,400
      6,200      Tupperware Corporation                                     89,032
      7,200      Whirlpool Corporation                                     458,640
                                                                      ------------
                                                                         4,911,517
                                                                      ------------
   HOUSEHOLD PRODUCTS -- 2.0%
     22,824      Clorox Company                                            973,444
     56,700      Colgate-Palmolive Company                               3,285,765
     53,594      Kimberly-Clark Corporation                              2,794,391
    136,400      The Procter & Gamble Company                           12,164,152
                                                                      ------------
                                                                        19,217,752
                                                                      ------------
   INDUSTRIAL CONGLOMERATES -- 4.1%
     41,200      3M Company                                              5,313,976
  1,053,200      General Electric Company                               30,205,776
     14,200      Textron, Inc.                                             554,084
    210,466      Tyco International Ltd.                                 3,994,645
                                                                      ------------
                                                                        40,068,481
                                                                      ------------
   INSURANCE -- 4.4%
     27,900      ACE Ltd.                                                  956,691
     54,100      AFLAC, Inc.                                             1,663,575
     74,220      Allstate Corporation                                    2,645,943
     11,150      Ambac Financial Group, Inc.                               738,687
    274,878      American International Group, Inc.                     15,167,768
     32,925      Aon Corporation                                           792,834
     19,499      Chubb Corporation                                       1,169,940
     16,900      Cincinnati Financial Corporation                          626,821
     29,500      Hartford Financial Services Group, Inc.                 1,485,620
     15,025      Jefferson-Pilot Corporation                               622,937
     30,500      John Hancock Financial Services, Inc.                     937,265
     18,700      Lincoln National Corporation                              666,281
     19,500      Loews Corporation                                         922,155

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   INSURANCE (CONTINUED)
     56,400      Marsh & McLennan Companies, Inc.                     $  2,880,348
     15,200      MBIA, Inc.                                                741,000
     80,100      MetLife, Inc.                                           2,268,432
     22,900      Progressive Corporation                                 1,673,990
     57,900      Prudential Financial, Inc.                              1,948,335
     14,600      SAFECO Corporation                                        515,088
     23,958      St. Paul Companies, Inc.                                  874,707
     12,200      Torchmark Corporation                                     454,450
    106,076      Travelers Property Casualty Corporation, Class B        1,672,819
     30,296      UnumProvident Corporation                                 406,269
     14,350      XL Capital Ltd., Class A                                1,191,050
                                                                      ------------
                                                                        43,023,005
                                                                      ------------
   INTERNET & CATALOG RETAIL -- 0.4%
     33,500      eBay, Inc.+                                             3,490,030
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 0.2%
     63,600      Yahoo!, Inc.+                                           2,083,536
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 1.2%
     63,000      Automatic Data Processing, Inc.                         2,133,180
     19,700      Computer Sciences Corporation+                            750,964
     51,300      Concord EFS, Inc.+                                        755,136
     15,600      Convergys Corporation+                                    249,600
     50,400      Electronic Data Systems Corporation                     1,081,080
     78,784      First Data Corporation                                  3,264,809
     20,400      Fiserv, Inc.+                                             726,444
     39,650      Paychex, Inc.                                           1,162,141
     15,107      Sabre Holdings Corporation, Class A                       372,388
     30,000      SunGard Data Systems, Inc.+                               777,300
     34,500      Unisys Corporation+                                       423,660
                                                                      ------------
                                                                        11,696,702
                                                                      ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.2%
      9,500      Brunswick Corporation                                     237,690
     30,200      Eastman Kodak Company                                     825,970
     18,250      Hasbro, Inc.                                              319,193
     46,311      Mattel, Inc.                                              876,204
                                                                      ------------
                                                                         2,259,057
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   MACHINERY -- 1.2%
     36,300      Caterpillar, Inc.                                    $  2,020,458
      6,275      Crane Company                                             142,003
      4,400      Cummins, Inc.                                             157,916
     16,100      Danaher Corporation                                     1,095,605
     25,200      Deere & Company                                         1,151,640
     21,300      Dover Corporation                                         638,148
      7,900      Eaton Corporation                                         621,019
     32,379      Illinois Tool Works, Inc.                               2,132,157
     17,850      Ingersoll-Rand Company Ltd., Class A                      844,662
      9,700      ITT Industries, Inc.                                      634,962
      7,180      Navistar International Corporation+                       234,283
     12,260      PACCAR, Inc.                                              828,286
     12,933      Pall Corporation                                          290,993
     12,450      Parker-Hannifin Corporation                               522,775
                                                                      ------------
                                                                        11,314,907
                                                                      ------------
   MEDIA -- 4.0%
    473,950      AOL Time Warner, Inc.+                                  7,625,855
     64,763      Clear Channel Communications, Inc.+                     2,745,304
    237,038      Comcast Corporation, Class A+                           7,153,807
      8,600      Dow Jones & Company, Inc.                                 370,058
     28,300      Gannett Company, Inc.                                   2,173,723
     41,100      Interpublic Group of Companies, Inc.                      549,918
      8,600      Knight-Ridder, Inc.                                       592,798
     20,100      McGraw-Hill Companies, Inc.                             1,246,200
      5,200      Meredith Corporation                                      228,800
     19,900      Omnicom Group, Inc.                                     1,426,830
     15,900      The New York Times Company, Class A                       723,450
    215,308      The Walt Disney Company                                 4,252,333
     32,600      Tribune Company                                         1,574,580
     24,160      Univision Communications, Inc.+                           734,464
    185,066      Viacom, Inc., Class B+                                  8,079,982
                                                                      ------------
                                                                        39,478,102
                                                                      ------------
   METALS & MINING -- 0.5%
     89,036      Alcoa, Inc.                                             2,270,418
      8,513      Allegheny Technologies, Inc.                               56,186
     15,300      Freeport-McMoran Copper & Gold, Class B                   374,850
     42,405      Newmont Mining Corporation                              1,376,466

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   METALS & MINING (CONTINUED)
      8,200      Nucor Corporation                                    $    400,570
      9,415      Phelps Dodge Corporation+                                 360,971
     10,840      United States Steel Corporation                           177,451
      9,025      Worthington Industries, Inc.                              120,935
                                                                      ------------
                                                                         5,137,847
                                                                      ------------
   MULTILINE RETAIL -- 1.1%
     12,280      Big Lots, Inc.+                                           184,691
      8,900      Dillard's, Inc.                                           119,883
     35,181      Dollar General Corporation                                642,405
     18,100      Family Dollar Stores, Inc.                                690,515
     19,700      Federated Department Stores, Inc.                         725,945
     28,300      J.C. Penney Company, Inc.                                 476,855
     35,700      Kohl's Corporation+                                     1,834,266
     30,350      May Department Stores Company                             675,591
     14,300      Nordstrom, Inc.                                           279,136
     32,400      Sears, Roebuck & Company                                1,089,936
     96,000      Target Corporation                                      3,632,640
                                                                      ------------
                                                                        10,351,863
                                                                      ------------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
     64,600      AES Corporation+                                          410,210
     40,200      Calpine Corporation+                                      265,320
     94,940      Duke Energy Corporation                                 1,894,053
     39,300      Dynegy, Inc., Class A                                     165,060
     63,170      El Paso Corporation                                       510,414
     42,593      Mirant Corporation+                                       123,520
     54,527      Williams Companies, Inc.                                  430,763
                                                                      ------------
                                                                         3,799,340
                                                                      ------------
   OFFICE ELECTRONICS -- 0.1%
     83,300      Xerox Corporation+                                        882,147
                                                                      ------------
   OIL & GAS -- 4.8%
      9,500      Amerada Hess Corporation                                  467,210
     26,320      Anadarko Petroleum Corporation                          1,170,450
     17,026      Apache Corporation                                      1,107,712
      7,200      Ashland, Inc.                                             220,896
     21,165      Burlington Resources, Inc.                              1,144,392
    112,611      ChevronTexaco Corporation                               8,130,514
     71,539      ConocoPhillips                                          3,920,337

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   OIL & GAS (CONTINUED)
     24,272      Devon Energy Corporation                             $  1,296,125
     12,100      EOG Resources, Inc.                                       506,264
    703,896      Exxon Mobil Corporation                                25,276,905
     10,637      Kerr-McGee Corporation                                    476,538
     32,700      Marathon Oil Corporation                                  861,645
     40,000      Occidental Petroleum Corporation                        1,342,000
      8,100      Sunoco, Inc.                                              305,694
     27,200      Unocal Corporation                                        780,368
                                                                      ------------
                                                                        47,007,050
                                                                      ------------
   PAPER & FOREST PRODUCTS -- 0.4%
      6,100      Boise Cascade Corporation                                 145,790
     26,360      Georgia-Pacific Group                                     499,522
     50,509      International Paper Company                             1,804,686
     11,000      Louisiana-Pacific Corporation+                            119,240
     21,148      MeadWestvaco Corporation                                  522,356
     23,050      Weyerhaeuser Company                                    1,244,700
                                                                      ------------
                                                                         4,336,294
                                                                      ------------
   PERSONAL PRODUCTS -- 0.5%
      6,200      Alberto-Culver Company, Class B                           316,820
     24,700      Avon Products, Inc.                                     1,536,340
    107,620      Gillette Company                                        3,428,773
                                                                      ------------
                                                                         5,281,933
                                                                      ------------
   PHARMACEUTICALS -- 9.5%
    164,500      Abbott Laboratories                                     7,198,520
     13,700      Allergan, Inc.                                          1,056,270
    204,240      Bristol-Myers Squibb Company                            5,545,116
    118,400      Eli Lilly & Company                                     8,166,048
     38,300      Forest Laboratories, Inc.+                              2,096,925
    312,851      Johnson & Johnson                                      16,174,397
     25,383      King Pharmaceuticals, Inc.+                               374,653
    236,300      Merck & Company, Inc.                                  14,307,965
    831,995      Pfizer, Inc.                                           28,412,629
    154,800      Schering-Plough Corporation                             2,879,280
     11,300      Watson Pharmaceuticals, Inc.+                             456,181
    139,900      Wyeth                                                   6,372,445
                                                                      ------------
                                                                        93,040,429
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   REAL ESTATE -- 0.4%
      9,900      Apartment Investment & Management Company, Class
                   A                                                  $    342,540
     42,400      Equity Office Properties Trust                          1,145,224
     28,700      Equity Residential                                        744,765
     19,300      Plum Creek Timber Company, Inc.                           500,835
     19,900      Simon Property Group, Inc.                                776,697
                                                                      ------------
                                                                         3,510,061
                                                                      ------------
   ROAD & RAIL -- 0.4%
     39,289      Burlington Northern Santa Fe Corporation                1,117,379
     22,500      CSX Corporation                                           677,025
     41,100      Norfolk Southern Corporation                              789,120
     26,800      Union Pacific Corporation                               1,554,936
                                                                      ------------
                                                                         4,138,460
                                                                      ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
     36,400      Advanced Micro Devices, Inc.+                             233,324
     40,400      Altera Corporation+                                       662,560
     38,500      Analog Devices, Inc.+                                   1,340,570
    174,700      Applied Materials, Inc.+                                2,770,742
     32,000      Applied Micro Circuits Corporation+                       193,600
     29,500      Broadcom Corporation, Class A+                            734,845
    688,600      Intel Corporation                                      14,311,862
     20,100      KLA-Tencor Corporation+                                   934,449
     33,000      Linear Technology Corporation                           1,062,930
     39,500      LSI Logic Corporation+                                    279,660
     34,199      Maxim Integrated Products, Inc.                         1,169,264
     64,100      Micron Technology, Inc.+                                  745,483
     19,200      National Semiconductor Corporation+                       378,624
     15,800      Novellus Systems, Inc.+                                   578,612
     16,800      NVIDIA Corporation+                                       386,568
     17,800      PMC-Sierra, Inc.+                                         208,794
      9,900      QLogic Corporation+                                       478,467
     19,500      Teradyne, Inc.+                                           337,545
    182,200      Texas Instruments, Inc.                                 3,206,720
     35,600      Xilinx, Inc.+                                             901,036
                                                                      ------------
                                                                        30,915,655
                                                                      ------------
   SOFTWARE -- 4.5%
     24,400      Adobe Systems, Inc.                                       782,508
     11,800      Autodesk, Inc.                                            190,688
     24,557      BMC Software, Inc.+                                       401,016

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SOFTWARE (CONTINUED)
     17,400      Citrix Systems, Inc.+                                $    354,264
     60,875      Computer Associates International, Inc.                 1,356,295
     39,800      Compuware Corporation+                                    229,646
     15,300      Electronic Arts, Inc.+                                  1,132,047
     21,600      Intuit, Inc.+                                             961,848
      9,000      Mercury Interactive Corporation+                          347,490
  1,131,400      Microsoft Corporation                                  28,975,154
     38,800      Novell, Inc.+                                             119,504
    552,500      Oracle Corporation+                                     6,641,050
     27,900      Parametric Technology Corporation+                         85,095
     33,387      PeopleSoft, Inc.+                                         587,277
     51,600      Siebel Systems, Inc.+                                     492,264
     15,600      Symantec Corporation+                                     684,216
     43,700      VERITAS Software Corporation+                           1,252,879
                                                                      ------------
                                                                        44,593,241
                                                                      ------------
   SPECIALTY RETAIL -- 2.3%
     29,600      AutoNation, Inc.+                                         465,312
      9,400      AutoZone, Inc.+                                           714,118
     31,100      Bed Bath & Beyond, Inc.+                                1,206,991
     33,950      Best Buy Company, Inc.+                                 1,491,084
     21,800      Circuit City Stores, Inc.                                 191,840
     54,964      Limited Brands, Inc.                                      851,942
     82,140      Lowe's Companies, Inc.                                  3,527,913
     32,500      Office Depot, Inc.+                                       471,575
     17,700      RadioShack Corporation                                    465,687
     15,500      Sherwin-Williams Company                                  416,640
     51,350      Staples, Inc.+                                            942,273
     93,887      The Gap, Inc.                                           1,761,320
    242,119      The Home Depot, Inc.                                    8,018,981
     15,300      Tiffany & Company                                         500,004
     53,800      TJX Companies, Inc.                                     1,013,592
     22,450      Toys R Us, Inc.+                                          272,094
                                                                      ------------
                                                                        22,311,366
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   TEXTILES & APPAREL -- 0.3%
     13,500      Jones Apparel Group, Inc.+                           $    395,010
     11,300      Liz Claiborne, Inc.                                       398,325
     27,800      NIKE, Inc., Class B                                     1,487,022
      6,200      Reebok International Ltd.+                                208,506
     11,400      V.F. Corporation                                          387,258
                                                                      ------------
                                                                         2,876,121
                                                                      ------------
   THRIFTS & MORTGAGE FINANCE -- 1.8%
     13,800      Countrywide Financial Corporation                         960,066
     72,400      Federal Home Loan Mortgage Corporation                  3,675,748
    103,300      Federal National Mortgage Association                   6,966,552
     16,100      Golden West Financial Corporation                       1,288,161
     10,400      MGIC Investment Corporation                               485,056
     98,046      Washington Mutual, Inc.                                 4,049,300
                                                                      ------------
                                                                        17,424,883
                                                                      ------------
   TOBACCO -- 1.1%
    213,400      Altria Group, Inc.                                      9,696,896
      8,900      R.J. Reynolds Tobacco Holdings, Inc.                      331,169
     17,600      UST, Inc.                                                 616,528
                                                                      ------------
                                                                        10,644,593
                                                                      ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.0%#
      9,700      W.W. Grainger, Inc.                                       453,572
                                                                      ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    285,813      AT&T Wireless Services, Inc.+                           2,346,525
    108,300      Nextel Communications, Inc.+                            1,958,064
    107,900      Sprint Corporation - PCS Group+                           620,425
                                                                      ------------
                                                                         4,925,014
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $824,160,711)                                                 946,883,826
                                                                      ------------
PRINCIPAL
AMOUNT
-----------
U.S. TREASURY BILL-- 0.4%
   (Cost $4,193,098)
$ 4,200,000      1.170%++ due 08/21/2003*                                4,193,098
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
   (Cost $30,031,000)
$30,031,000      Agreement with State Street Bank and Trust
                   Company,
                   0.980% dated 06/30/2003, to be repurchased at
                   $30,031,818 on 07/01/2003, collateralized by
                   $29,845,000 Federal Home Loan Bank,
                   2.500% maturing 03/15/2006
                   (value $30,636,191)                                $ 30,031,000
                                                                      ------------

TOTAL INVESTMENTS
   (Cost $858,384,809)                                   100.1%        981,107,924
OTHER ASSETS AND LIABILITIES (NET)                        (0.1)           (839,617)
                                                         -----        ------------
NET ASSETS                                               100.0%       $980,268,307
                                                         =====        ============

------------

  * Security pledged as collateral for futures contracts.

  + Non-income producing security.

 ++ Rate represents annualized yield at date of purchase.

+++ Affiliated security

 #  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER INDEX 500 FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers
      (cost -- $827,582,932)................................  $950,216,674
    Securities of affiliated issuers (cost -- $770,877).....       860,250
    Repurchase agreement (cost -- $30,031,000)..............    30,031,000
                                                              ------------
Total Investments...........................................   981,107,924
Cash........................................................           203
Interest receivable.........................................           817
Dividends receivable........................................     1,169,652
Variation margin receivable.................................         5,380
Receivable for Fund shares sold.............................     5,624,020
Prepaid expenses and other assets...........................        86,283
                                                              ------------
      Total Assets..........................................   987,994,279
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................     6,761,185
Transfer agency/record keeping fees payable.................       248,952
Distribution fees payable...................................       173,950
Administration fees payable.................................       109,597
Investment advisory fees payable............................        95,001
Shareholder servicing fees payable..........................        65,353
Trustees' fees and expenses payable.........................        40,032
Custody fees payable........................................        18,401
Accrued expenses and other payables.........................       213,501
                                                              ------------
      Total Liabilities.....................................     7,725,972
                                                              ------------
NET ASSETS..................................................  $980,268,307
                                                              ============
Investments, at cost........................................  $858,384,809
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $    229,177
Accumulated net realized loss on investments sold...........   (94,333,518)
Net unrealized appreciation of investments..................   121,570,379
Paid-in capital.............................................   952,802,269
                                                              ------------
                                                              $980,268,307
                                                              ============
NET ASSETS:
Class A Shares..............................................  $373,247,089
                                                              ============
Class B Shares..............................................  $227,446,668
                                                              ============
Class K Shares..............................................  $307,426,874
                                                              ============
Class Y Shares..............................................  $ 72,147,676
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................    18,360,459
                                                              ============
Class B Shares..............................................    11,185,676
                                                              ============
Class K Shares..............................................    15,129,746
                                                              ============
Class Y Shares..............................................     3,542,474
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $20.33
                                                              ============
Maximum sales charge........................................          2.50%
Maximum offering price per share............................        $20.85
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $20.33
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $20.32
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $20.37
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    447,820
Dividends on securities of unaffiliated issuers.............    15,031,808
Dividends on securities of affiliated issuer................        34,670
                                                              ------------
      Total Investment Income...............................    15,514,298
                                                              ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       803,413
  Class B Shares............................................     2,274,818
Shareholder servicing fees:
  Class K Shares............................................       631,116
Administration fees.........................................     1,177,320
Investment advisory fees....................................     1,056,467
Transfer agency/record keeping fees.........................       968,765
Custody fees................................................       193,575
Legal and audit fees........................................        91,179
Registration and filing fees................................        55,160
Trustees' fees and expenses.................................        26,560
Other.......................................................       330,249
                                                              ------------
      Total Expenses........................................     7,608,622
Fees waived by distributor and transfer agent...............    (1,164,357)
                                                              ------------
Net Expenses................................................     6,444,265
                                                              ------------
NET INVESTMENT INCOME.......................................     9,070,033
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions of unaffiliated issuers.............   (30,587,346)
  Security transactions of affiliated issuer................        (2,766)
  Futures contracts.........................................     1,531,783
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    25,832,097
  Futures contracts.........................................      (921,988)
                                                              ------------
Net realized and unrealized loss on investments.............    (4,148,220)
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  4,921,813
                                                              ============

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       YEAR ENDED        YEAR ENDED
                                                    JUNE 30, 2003     JUNE 30, 2002
                                                    -------------------------------
Net investment income.............................  $  9,070,033     $    8,291,710
Net realized loss on investments sold.............   (29,058,329)       (31,919,261)
Net change in unrealized
  appreciation/(depreciation) of investments......    24,910,109       (188,708,133)
                                                    ------------     --------------
Net increase/(decrease) in net assets resulting
  from operations.................................     4,921,813       (212,335,684)
Dividends to shareholders from net investment
  income:
  Class A Shares..................................    (3,505,327)        (3,340,627)
  Class B Shares..................................    (1,874,903)        (1,836,017)
  Class K Shares..................................    (2,914,265)        (1,889,481)
  Class Y Shares..................................      (877,182)          (839,953)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares..................................    35,863,088          3,350,160
  Class B Shares..................................   (45,151,644)       (16,186,767)
  Class K Shares..................................    91,956,213         (9,653,794)
  Class Y Shares..................................     3,559,135         (8,415,055)
                                                    ------------     --------------
Net increase/(decrease) in net assets.............    81,976,928       (251,147,218)
NET ASSETS:
Beginning of year.................................   898,291,379      1,149,438,597
                                                    ------------     --------------
End of year.......................................  $980,268,307     $  898,291,379
                                                    ============     ==============
Undistributed net investment income...............  $    229,177     $      379,474
                                                    ============     ==============

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                       YEAR ENDED       YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002
                                                    ------------------------------
AMOUNT
CLASS A SHARES:
Sold..............................................  $ 148,949,711    $ 162,775,602
Issued as reinvestment of dividends...............      2,747,643        2,512,645
Redeemed..........................................   (115,834,266)    (161,938,087)
                                                    -------------    -------------
Net increase......................................  $  35,863,088    $   3,350,160
                                                    =============    =============
CLASS B SHARES:
Sold..............................................  $  26,647,527    $  53,946,123
Issued as reinvestment of dividends...............      1,191,968        1,112,511
Redeemed..........................................    (72,991,139)     (71,245,401)
                                                    -------------    -------------
Net decrease......................................  $ (45,151,644)   $ (16,186,767)
                                                    =============    =============
CLASS K SHARES:
Sold..............................................  $ 147,686,033    $  29,248,997
Issued as reinvestment of dividends...............          4,541            4,287
Redeemed..........................................    (55,734,361)     (38,907,078)
                                                    -------------    -------------
Net increase/(decrease)...........................  $  91,956,213    $  (9,653,794)
                                                    =============    =============
CLASS Y SHARES:
Sold..............................................  $  23,969,495    $  12,565,653
Issued as reinvestment of dividends...............         49,735           57,727
Redeemed..........................................    (20,460,095)     (21,038,435)
                                                    -------------    -------------
Net increase/(decrease)...........................  $   3,559,135    $  (8,415,055)
                                                    =============    =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................      7,966,501        6,939,187
Issued as reinvestment of dividends..................        147,283          114,200
Redeemed.............................................     (6,233,147)      (6,982,412)
                                                         -----------      -----------
Net increase.........................................      1,880,637           70,975
                                                         ===========      ===========
CLASS B SHARES:
Sold.................................................      1,417,661        2,308,081
Issued as reinvestment of dividends..................         64,188           50,741
Redeemed.............................................     (3,942,832)      (3,103,409)
                                                         -----------      -----------
Net decrease.........................................     (2,460,983)        (744,587)
                                                         ===========      ===========
CLASS K SHARES:
Sold.................................................      8,043,457        1,263,872
Issued as reinvestment of dividends..................            244              196
Redeemed.............................................     (2,977,214)      (1,679,396)
                                                         -----------      -----------
Net increase/(decrease)..............................      5,066,487         (415,328)
                                                         ===========      ===========
CLASS Y SHARES:
Sold.................................................      1,307,861          535,542
Issued as reinvestment of dividends..................          2,657            2,607
Redeemed.............................................     (1,082,475)        (889,407)
                                                         -----------      -----------
Net increase/(decrease)..............................        228,043         (351,258)
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                    A SHARES
                                             ------------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                             6/30/03(C)    6/30/02    6/30/01    6/30/00    6/30/99
                                             ------------------------------------------------------
Net asset value, beginning of period......    $  20.65    $  25.57   $  30.71   $  29.29   $  24.45
                                              --------    --------   --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................        0.20        0.22       0.21       0.24       0.25
Net realized and unrealized gain/(loss) on
 investments..............................       (0.32)      (4.93)     (4.86)      1.69       5.08
                                              --------    --------   --------   --------   --------
Total from investment operations..........       (0.12)      (4.71)     (4.65)      1.93       5.33
                                              --------    --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income......       (0.20)      (0.21)     (0.21)     (0.23)     (0.25)
Distributions from net realized gains.....          --          --      (0.27)     (0.28)     (0.24)
Distributions in excess of net realized
 gains....................................          --          --      (0.01)        --         --
                                              --------    --------   --------   --------   --------
Total distributions.......................       (0.20)      (0.21)     (0.49)     (0.51)     (0.49)
                                              --------    --------   --------   --------   --------
Net asset value, end of period............    $  20.33    $  20.65   $  25.57   $  30.71   $  29.29
                                              ========    ========   ========   ========   ========
TOTAL RETURN(B)...........................       (0.47)%    (18.48)%   (15.30)%     6.74%     22.12%
                                              ========    ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......    $373,247    $340,271   $419,631   $504,843   $393,278
Ratio of operating expenses to average net
 assets...................................        0.70%       0.55%      0.51%      0.50%      0.44%
Ratio of net investment income to average
 net assets...............................        1.09%       0.92%      0.76%      0.80%      1.08%
Portfolio turnover rate...................           8%          3%         9%         8%         6%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................        0.70%       0.64%      0.61%      0.61%      0.60%

------------

(a) The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           B SHARES
--------------------------------------------------------------
          YEAR        YEAR        YEAR        YEAR        YEAR
         ENDED       ENDED       ENDED       ENDED       ENDED
    6/30/03(C)     6/30/02     6/30/01     6/30/00     6/30/99
--------------------------------------------------------------
     $  20.65     $  25.58    $  30.71    $  29.32    $  24.48
     --------     --------    --------    --------    --------
         0.16         0.13        0.12        0.13        0.16
        (0.32)       (4.93)      (4.85)       1.70        5.09
     --------     --------    --------    --------    --------
        (0.16)       (4.80)      (4.73)       1.83        5.25
     --------     --------    --------    --------    --------
        (0.16)       (0.13)      (0.12)      (0.16)      (0.17)
           --           --       (0.27)      (0.28)      (0.24)
           --           --       (0.01)         --          --
     --------     --------    --------    --------    --------
        (0.16)       (0.13)      (0.40)      (0.44)      (0.41)
     --------     --------    --------    --------    --------
     $  20.33     $  20.65    $  25.58    $  30.71    $  29.32
     ========     ========    ========    ========    ========
        (0.72)%     (18.79)%    (15.56)%      6.37%      21.71%
     ========     ========    ========    ========    ========
     $227,447     $281,790    $368,079    $402,570    $305,955
         0.95%        0.89%       0.86%       0.85%       0.77%
         0.84%        0.58%       0.41%       0.45%       0.74%
            8%           3%          9%          8%          6%
         1.45%        1.39%       1.36%       1.36%       1.35%

                       See Notes to Financial Statements.

MUNDER INDEX 500 FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                     K SHARES
                                              ------------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED      ENDED
                                              6/30/03(C)    6/30/02    6/30/01    6/30/00    6/30/99
                                              ------------------------------------------------------
Net asset value, beginning of period........   $  20.64    $  25.56   $  30.69   $  29.29   $  24.44
                                               --------    --------   --------   --------   --------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.21        0.19       0.18       0.21       0.22
Net realized and unrealized gain/(loss) on
 investments................................      (0.33)      (4.92)     (4.85)      1.67       5.09
                                               --------    --------   --------   --------   --------
Total from investment operations............      (0.12)      (4.73)     (4.67)      1.88       5.31
                                               --------    --------   --------   --------   --------
LESS DISTRIBUTIONS:
Dividends from net investment income........      (0.20)      (0.19)     (0.18)     (0.20)     (0.22)
Distributions from net realized gains.......         --          --      (0.27)     (0.28)     (0.24)
Distributions in excess of net realized
 gains......................................         --          --      (0.01)        --         --
                                               --------    --------   --------   --------   --------
Total distributions.........................      (0.20)      (0.19)     (0.46)     (0.48)     (0.46)
                                               --------    --------   --------   --------   --------
Net asset value, end of period..............   $  20.32    $  20.64   $  25.56   $  30.69   $  29.29
                                               ========    ========   ========   ========   ========
TOTAL RETURN(B).............................      (0.47)%    (18.56)%   (15.36)%     6.63%     21.99%
                                               ========    ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)........   $307,427    $207,675   $267,827   $328,059   $272,450
Ratio of operating expenses to average net
 assets.....................................       0.70%       0.64%      0.61%      0.60%      0.55%
Ratio of net investment income to average
 net assets.................................       1.09%       0.83%      0.66%      0.70%      0.96%
Portfolio turnover rate.....................          8%          3%         9%         8%         6%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements.............................       0.70%       0.64%      0.61%      0.61%      0.60%

------------

(a) The Munder Index 500 Fund Class K Shares and Class Y Shares commenced operations on December 7, 1992 and December 1, 1991, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Y SHARES
------------------------------------------------------------
          YEAR       YEAR       YEAR        YEAR        YEAR
         ENDED      ENDED      ENDED       ENDED       ENDED
    6/30/03(C)    6/30/02    6/30/01     6/30/00     6/30/99
------------------------------------------------------------
     $ 20.68      $ 25.62    $ 30.76    $  29.33    $  24.48
     -------      -------    -------    --------    --------
        0.25         0.27       0.35        0.28        0.29
       (0.31)       (4.97)     (4.96)       1.69        5.08
     -------      -------    -------    --------    --------
       (0.06)       (4.70)     (4.61)       1.97        5.37
     -------      -------    -------    --------    --------
       (0.25)       (0.24)     (0.25)      (0.26)      (0.28)
          --           --      (0.27)      (0.28)      (0.24)
          --           --      (0.01)         --          --
     -------      -------    -------    --------    --------
       (0.25)       (0.24)     (0.53)      (0.54)      (0.52)
     -------      -------    -------    --------    --------
     $ 20.37      $ 20.68    $ 25.62    $  30.76    $  29.33
     =======      =======    =======    ========    ========
       (0.17)%     (18.40)%   (15.15)%      6.88%      22.30%
     =======      =======    =======    ========    ========
     $72,148      $68,555    $93,902    $295,132    $331,755
        0.45%        0.39%      0.36%       0.35%       0.30%
        1.34%        1.08%      0.91%       0.95%       1.23%
           8%           3%         9%          8%          6%
        0.45%        0.39%      0.36%       0.36%       0.35%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 4 classes of shares -- Class A, Class B, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On May 28, 2003, shareholders of the Munder Index 500 Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities (including financial futures contracts) are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Futures Contracts: The Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments (known as "variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management or World Asset Management, a division of Munder Capital Management that is responsible for managing the Fund, (either/or, the "Advisor"), reviews the value of the collateral and the

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $26,892 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for real estate investment trusts were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed and payable daily, based on the daily net assets of the Fund at an annual rate of 0.20% based on assets up to $250 million; 0.12% based on assets between $250 and $500 million; and 0.07% based on assets exceeding $500 million. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $1,177,320 before payment of sub-administration fees and $300,049 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $25,107 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $122 from commissions on sales of Class A Shares for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to Class A, Class B and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS K
SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   SERVICE FEES
--------------------------------------
  0.25%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares

   During the year ended June 30, 2003, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the year ended June 30, 2003, this waiver amounted to $1,137,465.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $1,829 to Comerica Securities and $630,459 to Comerica Bank for shareholder services provided to Class A, Class B and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $130,536,313 and $67,778,707 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $233,870,500 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $119,631,246 and net appreciation for

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Federal income tax purposes was $114,239,254. At June 30, 2003, aggregate cost for Federal income tax purposes was $866,868,670.

   At June 30, 2003, the Fund had the following open financial futures contracts:

                                                NOTIONAL         MARKET          GROSS
                                                 VALUE           VALUE         UNREALIZED
                                 CONTRACTS    OF CONTRACTS    OF CONTRACTS    DEPRECIATION
                                 ---------------------------------------------------------
S&P 500 Index -- September 2003
  (long position)..............     144       $36,191,536     $35,038,800      $1,152,736

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes companies with control over the Fund's advisor. At June 30, 2003, the Fund held the following security of an affiliated company:



                                       PURCHASED             SOLD
                        VALUE AT    ----------------   ----------------   VALUE AT   REALIZED
AFFILIATE               6/30/02      COST     SHARES    COST     SHARES   6/30/03     LOSS
---------------------------------------------------------------------------------------------
Comerica, Inc........  $1,056,080   $98,785   2,100    $46,559    800     $860,250   $(2,766)

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $17,161.

8. DISTRIBUTIONS TO SHAREHOLDERS

   During the years ended June 30, 2003 and June 30, 2002, distributions of $9,171,677 and $7,906,078, respectively, were paid to shareholders from ordinary income on a tax basis.

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:



                    POST
UNDISTRIBUTED      OCTOBER
 ORDINARY       LOSS/CAPITAL      UNREALIZED
  INCOME        LOSS CARRYOVER   APPRECIATION      TOTAL
-----------------------------------------------------------
  $263,966       $(87,002,393)   $114,239,254   $27,500,827

   The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts and return of capital payments.

9. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $85,938,811 of unused capital losses of which $36,863,356 and $49,075,455 expire in 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $1,063,582.

10. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. This Special Meeting was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. On May 28, 2003, the Special Meeting reconvened. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr...........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,750,525.240
Against....................................................     389,121.478
Abstain....................................................     374,466.851
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,755,876.595
Against....................................................     401,972.591
Abstain....................................................     356,264.383
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,672,546.253
Against....................................................     478,208.363
Abstain....................................................     363,358.953
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,707,587.830
Against....................................................     471,185.990
Abstain....................................................     335,339.749
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,712,409.573
Against....................................................     463,765.342
Abstain....................................................     337,938.654
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,742,619.604
Against....................................................     438,786.122
Abstain....................................................     332,707.843
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,653,626.588
Against....................................................     520,712.568
Abstain....................................................     339,774.413
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,709,695.667
Against....................................................     457,933.994
Abstain....................................................     346,483.908
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,687,774.713
Against....................................................     488,905.812
Abstain....................................................     337,433.044
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,671,618.632
Against....................................................     503,665.672
Abstain....................................................     338,829.265
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,701,537.686
Against....................................................     469,076.417
Abstain....................................................     343,499.466
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,720,929.469
Against....................................................     452,550.540
Abstain....................................................     340,633.560
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,660,747.929
Against....................................................     513,119.154
Abstain....................................................     340,246.486
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,682,894.513
Against....................................................     499,024.287
Abstain....................................................     332,194.769
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  23,654,835.843
Against....................................................     524,175.514
Abstain....................................................     335,102.212
Broker Non-votes...........................................  10,082,208.000
TOTAL......................................................  34,596,321.569

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

11. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                                OFFICE(1)       PRINCIPAL       COMPLEX
                              POSITION(S)      AND LENGTH     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE         OF TIME       DURING PAST    BY DIRECTOR/   HELD BY DIRECTOR/
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS        TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                                OFFICE(1)       PRINCIPAL       COMPLEX
                              POSITION(S)      AND LENGTH     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE         OF TIME       DURING PAST    BY DIRECTOR/   HELD BY DIRECTOR/
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS        TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer and
Suite 300                                                    President of                   distributor of
Birmingham, MI 48009                                         Government                     lumber products)
Age 54                                                       Solutions for                  (since 1/03);
                                                             North America,                 Northwest Airlines
                                                             Electronic Data                (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                                OFFICE(1)       PRINCIPAL       COMPLEX
                              POSITION(S)      AND LENGTH     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE         OF TIME       DURING PAST    BY DIRECTOR/   HELD BY DIRECTOR/
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS        TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation (energy
Suite 102                                                    Enterprises,                   company) (since
Bloomfield Hills, MI 48301                                   LLC (consulting                12/02); Guilford
Age 64                                                       company) (since                Mills, Inc.
                                                             6/99); Chairman                (supplier of
                                                             of Munder                      automotive textile
                                                             Capital                        products) (since
                                                             Management                     10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER INDEX 500 FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                TERM OF
                                               OFFICE(1)
                              POSITION(S)      AND LENGTH
                                WITH THE        OF TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS     SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through       Chairman and Chief Executive Officer of
480 Pierce Street                             2/04;         Munder Capital Management (investment
Suite 300                                     since 5/00    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                        Officer/Fixed Income of Munder Capital
Age 42                                                      Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through       General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     2/04;         (investment advisor) (since 7/00); Deputy
Suite 300                                     since 8/00    General Counsel of Strong Capital
Birmingham, MI 48009                                        Management, Inc. (investment advisor) (12/92
Age 45                                                      to 7/00).
Peter K. Hoglund            Vice President    through       Chief Administration Officer of Munder
480 Pierce Street                             2/04;         Capital Management (investment advisor)
Suite 300                                     since 2/01    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                        Industrial Partners (a private equity group)
Age 37                                                      (10/99 to 5/00); Sr. Portfolio Manager of
                                                            Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through       Controller of Munder Capital Management
480 Pierce Street                             2/04;         (investment advisor) (since 6/01); Corporate
Suite 300                                     since 8/01    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                        Corporation (automotive manufacturer) (9/99
Age 34                                                      to 6/01); Manager, Audit and Business
                                                            Advisory Practice, Arthur Andersen LLP (5/95
                                                            to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Index 500 Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Index 500 Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Index 500 Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER INDEX 500 FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund, 100% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

   For the fiscal year ended June 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR
             World Asset Management
             a division of Munder Capital Management
             255 East Brown Street
             Birmingham, MI 48009
ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce St.
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNINDEX603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                             MUNDER INTERMEDIATE
                                                                       BOND FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  10         Statement of Assets and Liabilities
                  12         Statement of Operations
                  13         Statements of Changes in Net Assets
                  14         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  16         Financial Highlights
                  21         Notes To Financial Statements
                  36         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Intermediate Bond Fund Team

   The Fund generated an 8.93% return for the year ended June 30, 2003 relative to the 10.84% return for the Lehman Brothers Intermediate Government/Credit Index and a 7.77% median return for the Lipper universe of short intermediate investment grade debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the three-month, six-month, nine-month, one-year, two-year, three-year, five-year and ten-year time periods ended June 30.

   During the year ended June 30, lower quality bonds significantly outperformed higher quality securities. The Lehman Brothers Index of AAA-rated securities posted a return of 11.46% for the year, with the Index for BBB-rated bonds generating a return of 18.33%. The high quality focus of the Fund, whose average quality was AA+ as of June 30, therefore held back the return of the Fund relative to its Lehman Brothers Intermediate Government/Credit Index benchmark.

   The Fund's underweighting in Treasuries and agencies had a positive impact on relative performance. This was offset, however, by an overweighting in mortgages. The decline in interest rates throughout the year resulted in significant refinancing activity and faster prepayments of mortgages. As interest rates hit 45-year lows, even mortgage-backed securities that had been held for several years and had withstood other rounds of refinancing, finally started to prepay. As a result, mortgages underperformed for the year, with the fixed-rate mortgage-backed securities component of the Lehman Brothers Intermediate Government/Credit Index posting a 5.72% return, well below the other components of the Fund's benchmark.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares of the Munder Intermediate Bond Fund (the "Fund"), Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INTERMEDIATE BOND FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                       LIPPER SHORT-INT. INVEST.
                                                                             LEHMAN BROTHERS INT.           GRADE DEBT FUNDS
                                                        CLASS Y              GOV'T./CREDIT INDEX#              AVERAGE**
                                                        -------              --------------------      -------------------------
6/30/93                                                  10000                       10000                       10000
                                                         10032                       10024                       10035
                                                         10191                       10183                       10180
                                                         10235                       10225                       10218
                                                         10258                       10253                       10246
                                                         10164                       10195                       10192
                                                         10206                       10242                       10239
                                                         10333                       10356                       10346
                                                         10139                       10203                       10200
                                                          9943                       10034                       10042
                                                          9851                        9966                        9966
                                                          9852                        9973                        9964
6/30/94                                                   9845                        9972                        9958
                                                          9950                       10116                       10071
                                                          9984                       10147                       10101
                                                          9885                       10054                       10027
                                                          9877                       10053                       10017
                                                          9850                       10007                        9979
                                                          9898                       10042                       10002
                                                         10038                       10211                       10133
                                                         10218                       10423                       10314
                                                         10273                       10482                       10373
                                                         10381                       10612                       10487
                                                         10690                       10932                       10771
6/30/95                                                  10741                       11006                       10833
                                                         10737                       11007                       10843
                                                         10834                       11107                       10937
                                                         10915                       11187                       11017
                                                         11031                       11311                       11125
                                                         11166                       11459                       11249
                                                         11289                       11580                       11359
                                                         11368                       11679                       11448
                                                         11234                       11542                       11338
                                                         11160                       11484                       11287
                                                         11109                       11443                       11262
                                                         11085                       11434                       11256
6/30/96                                                  11202                       11555                       11360
                                                         11225                       11590                       11394
                                                         11236                       11599                       11412
                                                         11380                       11761                       11559
                                                         11562                       11969                       11740
                                                         11707                       12127                       11882
                                                         11643                       12049                       11827
                                                         11690                       12096                       11876
                                                         11708                       12119                       11899
                                                         11618                       12036                       11826
                                                         11754                       12178                       11947
                                                         11842                       12279                       12038
6/30/97                                                  11941                       12390                       12146
                                                         12156                       12642                       12357
                                                         12115                       12579                       12311
                                                         12239                       12725                       12443
                                                         12364                       12866                       12540
                                                         12388                       12894                       12561
                                                         12481                       12997                       12653
                                                         12618                       13168                       12793
                                                         12615                       13157                       12793
                                                         12661                       13199                       12842
                                                         12727                       13265                       12897
                                                         12816                       13362                       12980
6/30/98                                                  12893                       13447                       13043
                                                         12922                       13495                       13086
                                                         13102                       13706                       13200
                                                         13357                       14050                       13436
                                                         13339                       14036                       13419
                                                         13343                       14035                       13444
                                                         13381                       14091                       13497
                                                         13457                       14169                       13570
                                                         13277                       13960                       13427
                                                         13385                       14065                       13531
                                                         13408                       14109                       13571
                                                         13308                       14000                       13488
6/30/99                                                  13290                       14010                       13488
                                                         13278                       13997                       13478
                                                         13281                       14008                       13484
                                                         13401                       14139                       13598
                                                         13422                       14175                       13622
                                                         13438                       14192                       13647
                                                         13409                       14146                       13626
                                                         13367                       14093                       13584
                                                         13473                       14209                       13686
                                                         13626                       14357                       13809
                                                         13583                       14324                       13788
                                                         13592                       14346                       13799
6/30/00                                                  13817                       14599                       14026
                                                         13900                       14710                       14117
                                                         14062                       14884                       14258
                                                         14210                       15019                       14385
                                                         14180                       15088                       14412
                                                         14391                       15293                       14582
                                                         14617                       15575                       14804
                                                         14860                       15830                       15024
                                                         15021                       15980                       15149
                                                         15089                       16103                       15249
                                                         14987                       16062                       15226
                                                         15079                       16152                       15308
6/30/01                                                  15183                       16211                       15360
                                                         15489                       16549                       15615
                                                         15611                       16714                       15739
                                                         15746                       16958                       15907
                                                         15998                       17240                       16085
                                                         15873                       17067                       15944
                                                         15735                       16973                       15878
                                                         15780                       17062                       15940
                                                         15877                       17196                       16044
                                                         15661                       16935                       15864
                                                         15916                       17214                       16056
                                                         16077                       17387                       16183
6/30/02                                                  16244                       17536                       16240
                                                         16359                       17743                       16350
                                                         16566                       18007                       16527
                                                         16829                       18330                       16720
                                                         16709                       18258                       16677
                                                         16663                       18242                       16672
                                                         16994                       18639                       16932
                                                         16996                       18638                       16942
                                                         17265                       18900                       17120
                                                         17259                       18919                       17132
                                                         17359                       19063                       17229
                                                         17724                       19446                       17452
6/30/03                                                  17694                       19433                       17452

--------------------------------------------------------------------------------

                                               GROWTH OF A $10,000 INVESTMENT(1)
                                   ---------------------------------------------------------
                                                                                      LIPPER
                                                                LEHMAN            SHORT-INT.
CLASS AND                             WITH    WITHOUT     INT. GOV'T./    INVEST. GRADE DEBT
INCEPTION DATE                        LOAD       LOAD    CREDIT INDEX#       FUNDS AVERAGE**
--------------------------------------------------------------------------------------------
CLASS A
  (11/24/92)                       $16,600*   $17,294       $19,433             $17,452
CLASS B
  (10/25/94)                           N/A    $16,573       $19,331             $17,423
CLASS C
  (4/19/96)                            N/A    $14,832       $16,981             $15,496
CLASS K
  (11/20/92)                           N/A    $17,275       $19,433             $17,452
CLASS Y
  (12/1/91)                            N/A    $17,694       $19,433             $17,452

                                              AVERAGE ANNUAL TOTAL RETURNS
                      -----------------------------------------------------------------------------
                                                      FIVE              TEN                   SINCE
                         ONE          ONE     FIVE   YEARS      TEN   YEARS       SINCE   INCEPTION
CLASS AND               YEAR         YEAR    YEARS   W/OUT    YEARS   W/OUT   INCEPTION       W/OUT
INCEPTION DATE        W/LOAD   W/OUT LOAD   W/LOAD    LOAD   W/LOAD    LOAD      W/LOAD        LOAD
---------------------------------------------------------------------------------------------------
CLASS A
  (11/24/92)           4.27%*     8.66%     5.41%*   6.28%   5.20%*   5.63%       5.53%*      5.94%
CLASS B
  (10/25/94)           2.87%+     7.87%     5.16%+   5.48%     N/A      N/A         N/A       5.99%
CLASS C
  (4/19/96)            6.83%+     7.83%       N/A    5.53%     N/A      N/A         N/A       5.63%
CLASS K
  (11/20/92)             N/A      8.67%       N/A    6.27%     N/A    5.62%         N/A       5.92%
CLASS Y
  (12/1/91)              N/A      8.93%       N/A    6.56%     N/A    5.87%         N/A       6.33%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of all public, fixed-rate, non-convertible, investment grade, domestic, corporate debt, excluding collateralized mortgage obligations. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 11/1/94, 5/1/96, 7/1/93, and 7/1/93, respectively.

** The Lipper Short-Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 11/1/94, 5/1/96, 7/1/93, and 7/1/93, respectively.

(1) Amount represents the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 15.3%
   AUTO LOAN -- 3.4%
                 Ford Credit Auto Owner Trust:
$ 3,650,000        3.160% due 08/15/2007                              $  3,688,211
  1,540,000        Series 2000-G Class A5,
                   6.660% due 01/15/2005                                 1,579,025
  6,300,000      National City Auto Receivables Trust,
                   Series 2002-A, Class A3,
                   4.040% due 07/15/2006                                 6,421,754
                                                                      ------------
                                                                        11,688,990
                                                                      ------------
   CREDIT CARD -- 4.1%
  2,000,000      AIG Credit Premium Finance Master Trust,
                   Series 2002-1 Class A,
                   1.380% due 12/15/2006                                 2,004,375
  4,145,000      Citibank Credit Card Issuance Trust,
                   Series 2001-A8 Class A8,
                   4.100% due 12/07/2006                                 4,306,246
  2,500,000      Discover Card Master Trust I,
                   1.340% due 09/18/2012                                 2,504,944
  5,000,000      MBNA Credit Card Master Note Trust,
                   2001-C3 Class C3,
                   6.550% due 12/15/2008                                 5,451,920
                                                                      ------------
                                                                        14,267,485
                                                                      ------------
   EQUIPMENT LEASE -- 0.6%
  2,160,878      CIT Equipment Collateral, Series 2001-A Class A3,
                   4.320% due 05/20/2005                                 2,186,543
                                                                      ------------
   HOME EQUITY LOANS -- 1.4%
  2,305,270      Contimortgage Home Equity Loan, 1997 2 Pass thru
                   Certificate Class A9,
                   7.090% due 04/15/2028                                 2,304,565
  2,600,000      Wachovia Asset Securitization, Inc., 2003-HE1
                   Trust,
                   1.325% due 03/25/2033                                 2,601,495
                                                                      ------------
                                                                         4,906,060
                                                                      ------------
   STUDENT LOANS -- 0.8%
  2,971,709      SallieMae Student Loan Trust, Class A2,
                   1.400% due 01/25/2010+                                2,989,286
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
   TIME SHARE RECEIVABLES -- 0.7%
$ 2,233,111      Marriott Vacation Club Owner Trust, Series
                   2000-1A Class B, 144A,
                   7.050% due 04/15/2007, MTN++                       $  2,375,348
                                                                      ------------
   UTILITIES -- 2.1%
  1,415,000      Connecticut RRB Special Purpose Trust,
                   Series 2001-1 Class A3,
                   5.730% due 03/30/2009                                 1,564,525
  5,100,000      Public Service New Hampshire Funding LLC, Series
                   2001-1 Class A2,
                   5.730% due 11/01/2010                                 5,622,817
                                                                      ------------
                                                                         7,187,342
                                                                      ------------
   OTHER -- 2.2%
  3,170,000      Aicco Premium Finance Master Trust,
                   Series 2003-1, Class A,
                   1.480% due 11/15/2007                                 3,188,327
  1,300,000      Capital One Multi-Asset Execution Trust,
                   Series 2003-C1, Class C1,
                   3.869% due 03/15/2011                                 1,378,203
  3,000,000      Pacific Coast CDO Ltd., 144A,
                   1.750% due 10/25/2036+, ++                            2,958,750
                                                                      ------------
                                                                         7,525,280
                                                                      ------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $51,515,695)                                                   53,126,334
                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 2.8%
  3,823,154      Bank of America Commercial Mortgage, Inc.,
                   7.109% due 11/15/2031                                 4,341,653
  2,000,000      Greenwich Capital Commercial Funding Corporation,
                   144A,
                   5.803% due 01/11/2035++                               2,164,300
  3,000,000      Wachovia Bank Commercial Mortgage Trust, Series
                   2003-C5, Class A2,
                   3.989% due 06/15/2035                                 3,014,778
                                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
   (Cost $9,308,845)                                                     9,520,731
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 42.5%
   FINANCIALS -- 29.3%
$ 5,000,000      American Express Bank, Ltd.,
                   5.000% due 02/10/2004, MTN+                        $  5,124,725
  3,585,000      American Express Credit Corporation,
                   3.000% due 05/16/2008                                 3,609,708
  2,570,000      Associates Corporation of North America,
                   8.250% due 10/15/2004, MTN                            2,793,716
  3,000,000      Camden Property Trust,
                   5.875% due 11/30/2012                                 3,265,533
  1,500,000      Capital One Bank,
                   6.875% due 02/01/2006, MTN                            1,609,556
  1,432,960      Chevron Corporation Profit Sharing,
                   8.110% due 12/01/2004                                 1,526,188
  2,000,000      City National Corporation, 144A,
                   5.125% due 02/15/2013++                               2,058,150
  2,000,000      Countrywide Home Loans, Inc.,
                   5.625% due 07/15/2009, MTN                            2,223,642
  5,000,000      Deutsche Bank Financial,
                   6.700% due 12/13/2006                                 5,685,475
  3,000,000      EOP Operating LP,
                   7.000% due 07/15/2011                                 3,481,707
  1,700,000      Ford Motor Credit Corporation,
                   6.500% due 02/15/2006                                 1,764,513
  6,500,000      General Electric Capital Corporation,
                   7.375% due 01/19/2010, MTN                            7,889,895
                 General Motors Acceptance Corporation:
  2,900,000        6.625% due 10/15/2005                                 3,094,027
  2,000,000        7.250% due 03/02/2011, MTN                            2,052,204
  2,260,000      Household Finance Corporation,
                   8.000% due 07/15/2010                                 2,803,598
  3,000,000      International Lease Finance Corporation,
                   5.875% due 05/01/2013                                 3,229,743
  3,000,000      Jackson National Life Insurance Company, 144A,
                   5.250% due 03/15/2007, MTN++                          3,226,311
  1,700,000      Landesbank Baden-Wurttemberg
                   6.350% due 04/01/2012, MTN                            1,959,971
  5,925,000      National Rural Utilities Cooperative Finance
                   Corporation,
                   5.540% due 12/15/2005, MTN                            6,365,749

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONTINUED)
   FINANCIALS (CONTINUED)
$ 2,000,000      Pemex Finance, Ltd.,
                   9.690% due 08/15/2009                              $  2,462,180
                 SLM Corporation:
  2,010,000        1.299% due 09/15/2005                                 2,012,890
  4,825,000        3.625% due 03/17/2008, MTN                            4,952,221
  5,000,000      SunAmerica Institutional,
                   5.750% due 02/16/2009, MTN                            5,497,005
  1,150,000      Suntrust Bank,
                   5.450% due 12/01/2017, MTN                            1,261,279
  3,360,000      Swiss Bank Corporation,
                   7.250% due 09/01/2006                                 3,913,610
  1,050,000      Toyota Motor Credit Corporation,
                   5.500% due 12/15/2008                                 1,188,636
  5,000,000      Transamerica Finance Corporation,
                   6.370% due 05/14/2004, MTN                            5,205,165
  5,000,000      UBS Preferred Funding Trust II,
                   7.247% due 06/26/2011                                 6,012,735
  2,500,000      Washington Mutual Bank FA,
                   1.670% due 07/25/2006, MTN                            2,510,587
  2,510,000      Westdeutsche Landesbank,
                   6.050% due 01/15/2009                                 2,853,802
                                                                      ------------
                                                                       101,634,521
                                                                      ------------
   INDUSTRIALS -- 11.3%
  4,178,000      Anheuser-Busch Companies,
                   9.000% due 12/01/2009                                 5,573,540
                 Cardinal Health, Inc.:
  2,520,000        4.450% due 06/30/2005                                 2,650,556
  2,000,000        6.750% due 02/15/2011                                 2,373,548
  5,000,000      Caterpillar Financial Services Corporation,
                   4.875% due 06/15/2007                                 5,422,955
  3,000,000      Clear Channel Communications, Inc.,
                   7.250% due 09/15/2003                                 3,030,060
  1,505,000      Comcast Cable Communications, Inc.,
                   7.125% due 06/15/2013                                 1,758,407
  3,000,000      Conocophillips,
                   4.750% due 10/15/2012                                 3,170,496

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   INDUSTRIALS (CONTINUED)
$ 1,000,000      International Paper Company,
                   6.750% due 09/01/2011                              $  1,156,624
  3,000,000      Newell Rubbermaid, Inc.,
                   4.625% due 12/15/2009                                 3,178,824
  2,000,000      Occidental Petroleum Corporation,
                   4.000% due 11/30/2007, MTN                            2,098,566
  4,100,000      Times Mirror Co.,
                   6.610% due 09/15/2027                                 4,718,313
  3,255,000      Unilever Capital Corporation,
                   7.125% due 11/01/2010                                 3,943,664
                                                                      ------------
                                                                        39,075,553
                                                                      ------------
   TRANSPORTATION -- 1.6%
  2,000,000      CSX Corporation,
                   6.300% due 03/15/2012                                 2,270,518
  2,900,000      Norfolk Southern Corporation,
                   6.000% due 04/30/2008                                 3,242,797
                                                                      ------------
                                                                         5,513,315
                                                                      ------------
   UTILITIES -- 0.3%
  1,000,000      Constellation Energy Group, Inc.,
                   6.125% due 09/01/2009                                 1,124,630
                                                                      ------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $136,439,595)                                                 147,348,019
                                                                      ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.2%
   FEDERAL HOME LOAN BANK (FHLB) -- 2.0%
                 FHLB:
  4,300,000        4.125% due 11/15/2004                                 4,468,727
  2,165,000        5.125% due 03/06/2006                                 2,357,066
    205,000        4.500% due 11/15/2012                                   216,172
                                                                      ------------
                                                                         7,041,965
                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.8%
                 FHLMC:
  7,200,000        3.875% due 02/15/2005                                 7,494,264
    705,000        2.375% due 04/15/2006                                   716,266
  3,940,000        6.875% due 09/15/2010                                 4,819,128
                                                                      ------------
                                                                        13,029,658
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.5%
                 FNMA:
$ 2,750,000        5.125% due 02/13/2004                              $  2,818,412
  9,970,000        7.000% due 07/15/2005                                11,078,465
  1,500,000        2.875% due 10/15/2005                                 1,544,784
    800,000        5.500% due 02/15/2006                                   878,222
  2,200,000        2.125% due 04/15/2006                                 2,223,113
  1,500,000        6.625% due 11/15/2010                                 1,813,353
  4,740,000        6.125% due 03/15/2012                                 5,590,086
                                                                      ------------
                                                                        25,946,435
                                                                      ------------
   GOVERNMENT AGENCY DEBENTURES -- 3.9%
  7,000,000      AID-Israel,
                   5.300% due 02/15/2004+++                              6,939,926
  6,000,000      Tennessee Valley Authority,
                   6.375% due 06/15/2005                                 6,564,120
                                                                      ------------
                                                                        13,504,046
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $57,185,928)                                                   59,522,104
                                                                      ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 11.1%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 3.7%
                 FHLMC:
  7,850,000        Series 1650 Class J,
                   6.500% due 06/15/2023                                 8,241,726
  4,364,384        Series 1669 Class G,
                   6.500% due 02/15/2023                                 4,471,979
                                                                      ------------
                                                                        12,713,705
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 0.7%
                 FHLMC:
$   713,370      Pool #A00813,
                   9.000% due 10/01/2020                              $    787,232
    702,145      Pool #D88313,
                   8.000% due 03/01/2028                                   756,026
    122,050      Pool #E61740,
                   9.000% due 04/01/2010                                   129,343
    804,744      Pool #F70013, Gold,
                   7.000% due 12/01/2011                                   855,698
                                                                      ------------
                                                                         2,528,299
                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.0%
                 FNMA:
    559,764      Pool #070225,
                   7.500% due 08/01/2018                                   598,449
  1,762,129      Pool #250550,
                   6.500% due 05/01/2026                                 1,843,496
  2,950,019      Pool #251518,
                   6.000% due 02/01/2013                                 3,087,112
  3,545,281      Pool #251760,
                   6.000% due 06/01/2013                                 3,708,766
  1,561,709      Pool #323406,
                   5.995% due 11/01/2008                                 1,765,357
  1,986,806      Pool #385677,
                   4.680% due 12/01/2012                                 2,089,275
  1,078,380      Pool #490365,
                   5.746% due 12/01/2028                                 1,121,794
  2,986,883      Pool #555290,
                   4.894% due 02/01/2013                                 3,182,150
                                                                      ------------
                                                                        17,396,399
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- 1.7%
                 GNMA:
$   469,780        Pool #780077,
                   8.000% due 03/15/2025                              $    511,970
  5,106,498        Pool #781008,
                   6.000% due 03/15/2029                                 5,361,831
                                                                      ------------
                                                                         5,873,801
                                                                      ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $36,644,333)                                                   38,512,204
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 8.2%
   U.S. TREASURY BOND -- 5.8%
 11,400,000      7.500% due 11/15/2016                                  15,475,055
  3,250,000      8.000% due 11/15/2021                                   4,708,311
                                                                      ------------
                                                                        20,183,366
                                                                      ------------
   U.S. TREASURY NOTES -- 2.4%
    160,000      3.625% due 03/31/2004                                     163,156
  5,500,000      3.875% due 02/15/2013                                   5,659,627
  1,700,000      3.875% due 07/31/2003                                   1,704,051
    675,000      5.000% due 02/15/2011                                     757,661
                                                                      ------------
                                                                         8,284,495
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $26,098,641)                                                   28,467,861
                                                                      ------------
REPURCHASE AGREEMENT -- 1.2%
   (Cost $4,227,000)
  4,227,000      Agreement with State Street Bank and Trust
                   Company,
                   0.980% dated 06/30/2003, to be repurchased at
                   $4,227,115 on 07/01/2003, collateralized by
                   $3,250,000 FNMA, 7.125% maturing 01/15/2030
                   (value $4,315,093)                                    4,227,000
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $37,205,687)                                     10.7%        $ 37,205,687
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $358,625,724)                                   109.0%         377,929,940
OTHER ASSETS AND LIABILITIES (NET)                        (9.0)         (31,081,573)
                                                         -----         ------------
NET ASSETS                                               100.0%        $346,848,367
                                                         =====         ============

------------

  * As of June 30, 2003 the market value of the securities on loan is $36,495,376. Cash collateral received for securities loaned of $37,205,687 is invested in 37,205,687 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

  + Variable rate security. The interest rate shown reflects the rate currently in effect.

 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

+++ Zero coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

MTN -- Medium Term Note

CDO -- Collateralized Debt Obligations

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $36,495,376 of securities
      loaned)...............................................  $373,702,940
    Repurchase agreement....................................     4,227,000
                                                              ------------
Total Investments...........................................   377,929,940
Cash........................................................           622
Interest receivable.........................................     3,485,992
Receivable for securities sold..............................     3,249,585
Receivable for Fund shares sold.............................     4,805,979
Prepaid expenses and other assets...........................        54,839
                                                              ------------
      Total Assets..........................................   389,526,957
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................     2,088,597
Payable for securities purchased............................     3,017,105
Payable upon return of securities loaned....................    37,205,687
Investment advisory fees payable............................       144,958
Shareholder servicing fees payable..........................        59,455
Administration fees payable.................................        37,797
Transfer agency/record keeping fees payable.................        23,286
Trustees' fees and expenses payable.........................        21,938
Distribution fees payable...................................         9,181
Custody fees payable........................................         6,619
Accrued expenses and other payables.........................        63,967
                                                              ------------
      Total Liabilities.....................................    42,678,590
                                                              ------------
NET ASSETS..................................................  $346,848,367
                                                              ============
Investments, at cost........................................  $358,625,724
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $    504,783
Accumulated net realized loss on investments sold...........   (24,723,607)
Net unrealized appreciation of investments..................    19,304,216
Paid-in capital.............................................   351,762,975
                                                              ------------
                                                              $346,848,367
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 10,222,195
                                                              ============
Class B Shares..............................................  $ 15,266,264
                                                              ============
Class C Shares..............................................  $  1,937,124
                                                              ============
Class K Shares..............................................  $238,012,165
                                                              ============
Class Y Shares..............................................  $ 81,410,619
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     1,034,983
                                                              ============
Class B Shares..............................................     1,549,372
                                                              ============
Class C Shares..............................................       195,820
                                                              ============
Class K Shares..............................................    24,131,200
                                                              ============
Class Y Shares..............................................     8,249,984
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $9.88
                                                              ============
Maximum sales charge........................................          4.00%
Maximum offering price per share............................        $10.29
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.85
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.89
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.86
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $9.87
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC")

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $18,520,948
Securities lending..........................................       77,540
                                                              -----------
      Total Investment Income...............................   18,598,488
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       28,141
  Class B Shares............................................      147,631
  Class C Shares............................................       19,445
Shareholder servicing fees
  Class K Shares............................................      593,573
Investment advisory fees....................................    1,874,285
Administration fees.........................................      508,809
Transfer agency/record keeping fees.........................      109,126
Custody fees................................................       72,347
Legal and audit fees........................................       67,262
Registration and filing fees................................       36,692
Trustees' fees and expenses.................................       22,245
Other.......................................................       50,509
                                                              -----------
      Total Expenses........................................    3,530,065
Fees waived by transfer agent...............................         (884)
                                                              -----------
Net Expenses................................................    3,529,181
                                                              -----------
NET INVESTMENT INCOME.......................................   15,069,307
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................    3,166,132
Net change in unrealized appreciation/(depreciation) of
  securities................................................   13,174,614
                                                              -----------
Net realized and unrealized gain on investments.............   16,340,746
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $31,410,053
                                                              ===========

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           YEAR ENDED       YEAR ENDED
                                                        JUNE 30, 2003    JUNE 30, 2002
                                                      --------------------------------
Net investment income...............................   $ 15,069,307      $ 19,725,571
Net realized gain on investments sold...............      3,166,132         1,607,181
Net change in unrealized appreciation/(depreciation)
  of investments....................................     13,174,614         3,811,628
                                                       ------------      ------------
Net increase in net assets resulting from
  operations........................................     31,410,053        25,144,380
Dividends to shareholders from net investment
  income:
  Class A Shares....................................       (482,342)         (550,436)
  Class B Shares....................................       (538,811)         (450,301)
  Class C Shares....................................        (71,606)          (56,970)
  Class K Shares....................................    (10,414,850)      (13,171,101)
  Class Y Shares....................................     (5,023,749)       (6,334,326)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................       (487,555)          462,118
  Class B Shares....................................      3,100,731         3,976,155
  Class C Shares....................................        551,833           408,118
  Class K Shares....................................    (14,304,314)      (15,073,263)
  Class Y Shares....................................    (42,989,275)       11,378,604
                                                       ------------      ------------
Net increase/(decrease) in net assets...............    (39,249,885)        5,732,978
NET ASSETS:
Beginning of year...................................    386,098,252       380,365,274
                                                       ------------      ------------
End of year.........................................   $346,848,367      $386,098,252
                                                       ============      ============
Undistributed net investment income.................   $    504,783      $    464,858
                                                       ============      ============

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 31,067,512     $ 44,441,351
Issued as reinvestment of dividends..................       325,477          391,632
Redeemed.............................................   (31,880,544)     (44,370,865)
                                                       ------------     ------------
Net increase/(decrease)..............................  $   (487,555)    $    462,118
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  9,026,498     $  7,863,698
Issued as reinvestment of dividends..................       235,373          169,234
Redeemed.............................................    (6,161,140)      (4,056,777)
                                                       ------------     ------------
Net increase.........................................  $  3,100,731     $  3,976,155
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  2,753,837     $  1,519,560
Issued as reinvestment of dividends..................        29,855           25,871
Redeemed.............................................    (2,231,859)      (1,137,313)
                                                       ------------     ------------
Net increase.........................................  $    551,833     $    408,118
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 51,090,535     $ 40,409,413
Issued as reinvestment of dividends..................        16,185           17,082
Redeemed.............................................   (65,411,034)     (55,499,758)
                                                       ------------     ------------
Net decrease.........................................  $(14,304,314)    $(15,073,263)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $ 36,522,768     $ 31,695,837
Issued as reinvestment of dividends..................        85,207           74,325
Redeemed.............................................   (79,597,250)     (20,391,558)
                                                       ------------     ------------
Net increase/(decrease)..............................  $(42,989,275)    $ 11,378,604
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................     3,217,976       4,660,027
Issued as reinvestment of dividends..................        33,604          41,097
Redeemed.............................................    (3,303,531)     (4,654,534)
                                                         ----------      ----------
Net increase/(decrease)..............................       (51,951)         46,590
                                                         ==========      ==========
CLASS B SHARES:
Sold.................................................       936,563         828,848
Issued as reinvestment of dividends..................        24,379          17,904
Redeemed.............................................      (636,793)       (429,260)
                                                         ----------      ----------
Net increase.........................................       324,149         417,492
                                                         ==========      ==========
CLASS C SHARES:
Sold.................................................       284,089         159,897
Issued as reinvestment of dividends..................         3,077           2,728
Redeemed.............................................      (230,227)       (119,964)
                                                         ----------      ----------
Net increase.........................................        56,939          42,661
                                                         ==========      ==========
CLASS K SHARES:
Sold.................................................     5,274,705       4,267,449
Issued as reinvestment of dividends..................         1,675           1,968
Redeemed.............................................    (6,761,350)     (5,848,963)
                                                         ----------      ----------
Net decrease.........................................    (1,484,970)     (1,579,546)
                                                         ==========      ==========
CLASS Y SHARES:
Sold.................................................     3,777,823       3,345,445
Issued as reinvestment of dividends..................         8,800           7,848
Redeemed.............................................    (8,176,200)     (2,148,976)
                                                         ----------      ----------
Net increase/(decrease)..............................    (4,389,577)      1,204,317
                                                         ==========      ==========

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                 A SHARES
                                        -----------------------------------------------------------
                                              YEAR         YEAR      YEAR         YEAR         YEAR
                                             ENDED        ENDED     ENDED        ENDED        ENDED
                                        6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                        -----------------------------------------------------------
Net asset value, beginning of period...  $   9.50     $   9.39    $  9.09    $  9.28      $   9.51
                                         --------     --------    -------    -------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.39         0.49       0.54       0.52          0.51
Net realized and unrealized gain/(loss)
 on investments........................      0.41         0.13       0.31      (0.19)        (0.23)
                                         --------     --------    -------    -------      --------
Total from investment operations.......      0.80         0.62       0.85       0.33          0.28
                                         --------     --------    -------    -------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.42)       (0.51)     (0.55)     (0.52)        (0.51)
                                         --------     --------    -------    -------      --------
Total distributions....................     (0.42)       (0.51)     (0.55)     (0.52)        (0.51)
                                         --------     --------    -------    -------      --------
Net asset value, end of period.........  $   9.88     $   9.50    $  9.39    $  9.09      $   9.28
                                         ========     ========    =======    =======      ========
TOTAL RETURN(B)........................      8.66%        6.71%      9.60%      3.68%         2.93%
                                         ========     ========    =======    =======      ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...  $ 10,222     $ 10,321    $ 9,768    $ 7,474      $ 10,293
Ratio of operating expenses to average
 net assets............................      0.98%        0.94%      0.96%      0.96%         0.95%
Ratio of net investment income to
 average net assets....................      3.98%        5.13%      5.87%      5.65%         5.38%
Portfolio turnover rate................        87%          85%       179%       130%          128%
Ratio of operating expenses to average
 net assets without expense waivers....      0.98%        0.94%      0.96%      0.96%         0.95%

------------

(a) The Munder Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
     $   9.47      $   9.36     $  9.07     $  9.25       $  9.49
     --------      --------     -------     -------       -------
         0.31          0.41        0.48        0.45          0.44
         0.42          0.14        0.29       (0.18)        (0.24)
     --------      --------     -------     -------       -------
         0.73          0.55        0.77        0.27          0.20
     --------      --------     -------     -------       -------
        (0.35)        (0.44)      (0.48)      (0.45)        (0.44)
     --------      --------     -------     -------       -------
        (0.35)        (0.44)      (0.48)      (0.45)        (0.44)
     --------      --------     -------     -------       -------
     $   9.85      $   9.47     $  9.36     $  9.07       $  9.25
     ========      ========     =======     =======       =======
         7.87%         5.93%       8.69%       3.03%         2.06%
     ========      ========     =======     =======       =======
     $ 15,266      $ 11,608     $ 7,563     $ 5,645       $ 3,779
         1.73%         1.69%       1.71%       1.71%         1.70%
         3.23%         4.38%       5.12%       4.90%         4.63%
           87%           85%        179%        130%          128%
         1.73%         1.69%       1.71%       1.71%         1.70%

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                              C SHARES
                                     -----------------------------------------------------------
                                           YEAR         YEAR      YEAR         YEAR         YEAR
                                          ENDED        ENDED     ENDED        ENDED        ENDED
                                     6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                     -----------------------------------------------------------
Net asset value, beginning of
 period.............................   $ 9.51       $ 9.40     $ 9.11      $ 9.26       $ 9.50
                                       ------       ------     ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............     0.31         0.42       0.51        0.45         0.44
Net realized and unrealized
 gain/(loss) on investments.........     0.42         0.13       0.26       (0.15)       (0.24)
                                       ------       ------     ------      ------       ------
Total from investment operations....     0.73         0.55       0.77        0.30         0.20
                                       ------       ------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income.............................    (0.35)       (0.44)     (0.48)      (0.45)       (0.44)
                                       ------       ------     ------      ------       ------
Total distributions.................    (0.35)       (0.44)     (0.48)      (0.45)       (0.44)
                                       ------       ------     ------      ------       ------
Net asset value, end of period......   $ 9.89       $ 9.51     $ 9.40      $ 9.11       $ 9.26
                                       ======       ======     ======      ======       ======
TOTAL RETURN(B).....................     7.83%        5.91%      8.65%       3.37%        2.06%
                                       ======       ======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's).............................   $1,937       $1,321     $  904      $1,796       $  608
Ratio of operating expenses to
 average net assets.................     1.73%        1.69%      1.71%       1.71%        1.70%
Ratio of net investment income to
 average net assets.................     3.23%        4.38%      5.12%       4.91%        4.63%
Portfolio turnover rate.............       87%          85%       179%        130%         128%
Ratio of operating expenses to
 average net assets without expense
 waivers............................     1.73%        1.69%      1.71%       1.71%        1.70%

------------

(a) The Munder Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                              K SHARES
--------------------------------------------------------------------
          YEAR          YEAR        YEAR          YEAR          YEAR
         ENDED         ENDED       ENDED         ENDED         ENDED
    6/30/03(C)    6/30/01(C)     6/30/01    6/30/00(C)    6/30/99(C)
--------------------------------------------------------------------
     $   9.48      $   9.37     $   9.08     $   9.26      $   9.50
     --------      --------     --------     --------      --------
         0.38          0.49         0.55         0.51          0.51
         0.42          0.13         0.29        (0.17)        (0.24)
     --------      --------     --------     --------      --------
         0.80          0.62         0.84         0.34          0.27
     --------      --------     --------     --------      --------
        (0.42)        (0.51)       (0.55)       (0.52)        (0.51)
     --------      --------     --------     --------      --------
        (0.42)        (0.51)       (0.55)       (0.52)        (0.51)
     --------      --------     --------     --------      --------
     $   9.86      $   9.48     $   9.37     $   9.08      $   9.26
     ========      ========     ========     ========      ========
         8.67%         6.72%        9.50%        3.80%         2.83%
     ========      ========     ========     ========      ========
     $238,012      $242,929     $254,904     $268,001      $339,622
         0.98%         0.94%        0.96%        0.96%         0.95%
         3.98%         5.13%        5.87%        5.63%         5.38%
           87%           85%         179%         130%          128%
         0.98%         0.94%        0.96%        0.96%         0.95%

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                   Y SHARES
                                        --------------------------------------------------------------
                                              YEAR         YEAR         YEAR         YEAR         YEAR
                                             ENDED        ENDED        ENDED        ENDED        ENDED
                                        6/30/03(C)   6/30/02(C)      6/30/01   6/30/00(C)   6/30/99(C)
                                        --------------------------------------------------------------
Net asset value, beginning of period... $    9.49    $     9.38   $     9.08   $     9.26   $     9.50
                                        ---------    ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.41          0.51         0.58         0.54         0.54
Net realized and unrealized gain/(loss)
 on investments........................      0.42          0.13         0.29        (0.18)       (0.25)
                                        ---------    ----------   ----------   ----------   ----------
Total from investment operations.......      0.83          0.64         0.87         0.36         0.29
                                        ---------    ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.45)        (0.53)       (0.57)       (0.54)       (0.53)
                                        ---------    ----------   ----------   ----------   ----------
Total distributions....................     (0.45)        (0.53)       (0.57)       (0.54)       (0.53)
                                        ---------    ----------   ----------   ----------   ----------
Net asset value, end of period......... $    9.87    $     9.49   $     9.38   $     9.08   $     9.26
                                        =========    ==========   ==========   ==========   ==========
TOTAL RETURN(B)........................      8.93%         6.99%        9.88%        4.06%        3.08%
                                        =========    ==========   ==========   ==========   ==========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)... $  81,411    $  119,919   $  107,226   $  128,663   $  193,396
Ratio of operating expenses to average
 net assets............................      0.73%         0.69%        0.71%        0.71%        0.70%
Ratio of net investment income to
 average net assets....................      4.23%         5.38%        6.12%        5.90%        5.63%
Portfolio turnover rate................        87%           85%         179%         130%         128%
Ratio of operating expenses to average
 net assets without expense waivers....      0.73%         0.69%        0.71%        0.71%        0.70%

------------

(a) The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Intermediate Bond Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by a Board-approved pricing vendor or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $884 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for the reclassification of gains and losses on paydown securities, defaulted bonds and adjustments for bond premium amortization were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.



                  ACCUMULATED
UNDISTRIBUTED    NET REALIZED
NET INVESTMENT      LOSS ON           PAID-IN
   INCOME        INVESTMENTS SOLD     CAPITAL
-----------------------------------------------
  $1,501,976        $1,366,034      $(2,868,010)

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators.

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $508,809 before payment of sub-administration fees and $129,379 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica, Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $34,918 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $821 to Comerica Securities and $592,077 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $157,513,900 and $161,738,294, respectively, for the year ended June 30, 2003. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $151,012,996 and $144,762,526, respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $17,797,333 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $257,578 and net appreciation for Federal income tax purposes was $17,539,755. At June 30, 2003, aggregate cost for Federal income tax purposes was $360,390,185.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $7,596.

7. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                      ORDINARY
                                                       INCOME
                                                     -----------
June 30, 2003....................................    $16,531,358
June 30, 2002....................................     20,563,134

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                     POST
UNDISTRIBUTED      OCTOBER
  ORDINARY       LOSS/CAPITAL     UNREALIZED
   INCOME       LOSS CARRYOVER   APPRECIATION      TOTAL
-----------------------------------------------------------
  $521,477       $(22,959,146)   $17,539,755    $(4,897,914)

   The differences between book and tax distributable earnings are primarily due to wash sales and premium amortization adjustments.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $21,393,370 of unused capital losses of which $11,240,318, $4,995,681 and $5,157,371 expire in 2005, 2008 and 2009, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $1,565,776.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr. ............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                                NO. OF SHARES
                                                                --------------
For.........................................................    34,213,712.188
Against.....................................................       104,454.334
Abstain.....................................................        29,631.796
Broker Non-votes............................................     1,305,679.000
TOTAL.......................................................    35,653,477.318

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholder of the Predecessor Fund approved each part of the proposal and the results are set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,239,884.511
Against..................................................        79,265.934
Abstain..................................................        28,647.873
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,226,777.813
Against..................................................        90,506.785
Abstain..................................................        30,513.720
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,202,417.672
Against..................................................       113,653.002
Abstain..................................................        31,727.644
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,238,220.972
Against..................................................        77,755.394
Abstain..................................................        31,821.952
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,238,128.690
Against..................................................        79,751.524
Abstain..................................................        29,918.104
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,204,316.212
Against..................................................       115,890.157
Abstain..................................................        27,591.949
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,235,373.227
Against..................................................        76,877.061
Abstain..................................................        35,548.030
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,227,784.736
Against..................................................        88,693.246
Abstain..................................................        31,320.336
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,202,473.954
Against..................................................       113,800.720
Abstain..................................................        31,523.644
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,234,004.355
Against..................................................        81,979.012
Abstain..................................................        31,814.951
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,232,984.566
Against..................................................        84,146.032
Abstain..................................................        30,667.720
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,203,845.186
Against..................................................       114,792.644
Abstain..................................................        29,160.488
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,203,409.955
Against..................................................       112,631.720
Abstain..................................................        31,756.643
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    34,225,015.632
Against..................................................        90,817.734
Abstain..................................................        31,964.952
Broker Non-votes.........................................     1,305,679.000
TOTAL....................................................    35,653,477.318

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)       OFFICE(1)     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE      AND LENGTH OF    DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,          32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and         32       None
c/o The Munder Funds        and Vice          since 2/93      Chief
480 Pierce Street           Chairman                          Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Walbridge
Age 56                                                        Aldinger
                                                              Company
                                                              (construction
                                                              company)
                                                              (since 1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of         32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business
Age 67                                                        School (since
                                                              8/66).

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)       OFFICE(1)     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE      AND LENGTH OF    DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------

Joseph E. Champagne         Director/Trustee  Indefinite      Vice                 32       None
c/o The Munder Funds                          since 11/89     President,
480 Pierce Street                                             Macomb College
Suite 300                                                     (since 2001);
Birmingham, MI 48009                                          Dean, Macomb
Age 65                                                        College (since
                                                              9/97).

Thomas D. Eckert            Director/Trustee  Indefinite      Director,            32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief
Suite 300                                                     Executive
Birmingham, MI 48009                                          Officer,
Age 55                                                        Capital
                                                              Automotive
                                                              REIT (real
                                                              estate
                                                              investment
                                                              trust
                                                              specializing
                                                              in retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of         32       Universal Forest
c/o The Munder Funds                          since 2/03      State and                     Products, Inc.
480 Pierce Street                                             Local                         (manufacturer and
Suite 300                                                     Government/                   distributor of
Birmingham, MI 48009                                          Vice President                lumber products)
Age 54                                                        of Government                 (since 1/03);
                                                              Solutions for                 Northwest Airlines
                                                              North America,                (since 4/03).
                                                              Electronic
                                                              Data Systems
                                                              Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of
                                                              the State of
                                                              Michigan (1/91
                                                              to 1/03).

Arthur T. Porter            Director/Trustee  Indefinite      President and        32       None
3990 John R.                                  since 2/01      Chief
Detroit, MI 48201                                             Executive
Age 47                                                        Officer of the
                                                              Detroit
                                                              Medical Center
                                                              (since 3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)       OFFICE(1)     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
                                WITH THE      AND LENGTH OF    DURING PAST    BY DIRECTOR/        HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of         32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                       Corporation (energy
Suite 102                                                     Enterprises,                  company) (since
Bloomfield Hills, MI 48301                                    LLC                           12/02); Guilford
Age 64                                                        (consulting                   Mills, Inc.
                                                              company)                      (supplier of
                                                              (since 6/99);                 automotive textile
                                                              Chairman of                   products) (since
                                                              Munder Capital                10/02).
                                                              Management
                                                              (investment
                                                              advisor)
                                                              (10/99 to
                                                              12/00);
                                                              Chairman and
                                                              Chief
                                                              Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).


----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)       OFFICE(1)
                                WITH THE      AND LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.
(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Intermediate Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Intermediate Bond Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Intermediate Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER INTERMEDIATE BOND FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2003 were as follows:

Federal Home Loan Bank......................................   2.0%
Federal Home Loan Mortgage Corporation......................   8.2%
Federal National Mortgage Association.......................  12.5%
Government Agency Debentures................................   3.9%
Government National Mortgage Association....................   1.7%
U.S. Treasury Bond..........................................   5.8%
U.S. Treasury Notes.........................................   2.4%

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNIMEDBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER INTERNATIONAL
                                                                       BOND FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. International bond markets were even stronger than the U.S. bond market for the year ending June 30. The Citigroup Non-U.S. $ World Government Bond Index had a 17.90% return for the year, posting positive returns for each of the four calendar quarters.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  32         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder International Bond Fund Team

   The Fund earned a return of 19.80% for the year ending June 30, relative to the 17.90% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 18.42% return for the Lipper universe of international income mutual funds. Compared to its Lipper benchmark, the Fund has earned median or above-median returns for the three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending June 30.

   The Fund had strong absolute and relative performance during the year ended June 30. The U.S. dollar weakened against most major currencies, with the exception of the Japanese yen. Relative to the euro, the value of the dollar fell by more than 16% during the year. Since the Fund did not hedge against currencies, the weakness of the dollar during the year helped to boost the Fund's return.

   With the exception of Japan, every country in the Fund's Citigroup Non-U.S. Dollar World Government Bond Index had a strong positive total return for the year ended June 30, taking into account both currency movements and local bond market returns. Japan's weakness was due to a positive but relatively weak local bond market return, combined with the negative impact of a stronger yen.

   The performance of the Fund was boosted by its underweight in the Japanese yen and overweight in the Eurozone during the year. An overweighting in Denmark, Sweden, Australia and Canada also had a positive impact on the Fund's return. The Polish zloty was added to the Index, and to the Fund, in April 2003.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder International Bond Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INTERNATIONAL BOND FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                          CITIGROUP NON-U.S.$ WORLD   LIPPER INTERNATIONAL INCOME
                                                       CLASS Y             GOVERNMENT BOND INDEX#           FUNDS AVERAGE**
                                                       -------            -------------------------   ---------------------------
9/30/96                                                 10000                       10000                        10000
                                                        10000                       10000                        10000
                                                        10150                       10169                        10206
                                                        10300                       10286                        10396
                                                        10243                       10213                        10394
                                                         9860                        9798                        10228
                                                         9800                        9685                        10226
                                                         9679                        9623                        10134
                                                         9517                        9427                        10100
                                                         9779                        9774                        10270
6/30/97                                                  9910                        9894                        10401
                                                         9729                        9636                        10354
                                                         9719                        9680                        10358
                                                         9960                        9915                        10609
                                                        10121                       10137                        10662
                                                         9859                        9877                        10583
                                                         9745                        9778                        10574
                                                         9806                        9844                        10653
                                                         9960                        9983                        10769
                                                         9827                        9818                        10750
                                                        10011                       10034                        10882
                                                        10052                       10018                        10914
6/30/98                                                 10021                        9982                        10892
                                                        10074                        9994                        10972
                                                        10323                       10268                        10961
                                                        10976                       10941                        11416
                                                        11434                       11435                        11540
                                                        11185                       11202                        11573
                                                        11464                       11518                        11755
                                                        11326                       11337                        11782
                                                        10932                       10939                        11461
                                                        10921                       10960                        11498
                                                        10921                       10943                        11582
                                                        10718                       10722                        11387
6/30/99                                                 10445                       10467                        11197
                                                        10766                       10834                        11358
                                                        10798                       10904                        11312
                                                        10929                       11106                        11417
                                                        10962                       11094                        11417
                                                        10829                       10942                        11307
                                                        10842                       10931                        11350
                                                        10437                       10602                        11102
                                                        10290                       10437                        11093
                                                        10662                       10804                        11330
                                                        10200                       10332                        11009
                                                        10324                       10437                        11102
6/30/00                                                 10504                       10718                        11313
                                                        10267                       10430                        11187
                                                        10099                       10265                        11063
                                                        10065                       10233                        11044
                                                         9862                       10017                        10890
                                                        10054                       10214                        11109
                                                        10459                       10643                        11572
                                                        10436                       10595                        11639
                                                        10414                       10544                        11620
                                                         9975                       10120                        11382
                                                         9975                       10116                        11337
                                                         9828                       10062                        11264
6/30/01                                                  9750                        9920                        11252
                                                        10019                       10171                        11468
                                                        10458                       10641                        11807
                                                        10489                       10689                        11791
                                                        10501                       10706                        11942
                                                        10387                       10593                        11888
                                                        10072                       10265                        11679
                                                         9808                        9990                        11530
                                                         9854                       10028                        11585
                                                         9854                       10074                        11573
                                                        10233                       10471                        11876
                                                        10601                       10843                        12146
6/30/02                                                 11210                       11482                        12593
                                                        11254                       11547                        12603
                                                        11415                       11736                        12799
                                                        11565                       11807                        12915
                                                        11495                       11786                        12893
                                                        11564                       11840                        12975
                                                        12278                       12523                        13537
                                                        12546                       12757                        13783
                                                        12720                       12925                        13940
                                                        12778                       12990                        13973
                                                        13034                       13174                        14227
                                                        13708                       13797                        14840
6/30/03                                                 13430                       13537                        14652

--------------------------------------------------------------------------------

                                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                            ---------------------------------------------------------------
                                                                                     LIPPER
                                                          CITIGROUP NON-      INTERNATIONAL
CLASS AND                      WITH         WITHOUT    US $ WORLD GOV'T.       INCOME FUNDS
INCEPTION DATE                 LOAD            LOAD          BOND INDEX#          AVERAGE**
-------------------------------------------------------------------------------------------
CLASS A
  (10/17/96)                $12,691*        $13,225         $13,312              $14,356
CLASS B
  (6/9/97)                      N/A         $12,754         $13,850              $14,267
CLASS C
  (6/4/98)                      N/A         $12,694         $13,513              $13,425
CLASS K
  (3/25/97)                     N/A         $13,623         $14,068              $14,457
CLASS Y
  (10/2/96)                     N/A         $13,430         $13,537              $14,652

                                               AVERAGE ANNUAL TOTAL RETURNS
                            ------------------------------------------------------------------
                                                                FIVE                     SINCE
                                ONE           ONE      FIVE    YEARS        SINCE    INCEPTION
CLASS AND                      YEAR          YEAR     YEARS    W/OUT    INCEPTION        W/OUT
INCEPTION DATE               W/LOAD    W/OUT LOAD    W/LOAD     LOAD       W/LOAD         LOAD
----------------------------------------------------------------------------------------------
CLASS A
  (10/17/96)                 14.89%*     19.63%      4.89%*    5.75%        3.62%*     4.26%
CLASS B
  (6/9/97)                   13.75%+     18.75%      4.64%+    4.98%          N/A      4.10%
CLASS C
  (6/4/98)                   17.68%+     18.68%        N/A     5.11%          N/A      4.81%
CLASS K
  (3/25/97)                     N/A      18.55%        N/A     5.57%          N/A      5.06%
CLASS Y
  (10/2/96)                     N/A      19.80%        N/A     6.03%          N/A      4.47%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Citigroup Non-U.S.$ World Government Bond Index (formerly known as the
   Salomon Brothers Non-U.S.$ World Government Bond Index) is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, EUR 15 billion, and Y2.5 trillion. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96, respectively.

** The Lipper International Income Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 11/1/96, 6/1/97, 6/1/98, 4/1/97, and 10/1/96,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER INTERNATIONAL BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                                          VALUE
--------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES -- 85.3%
AUSTRALIA -- 2.1%
   GOVERNMENT -- 2.1%
AUD            1,000,000      Australian Index Linked Bond,
                                4.000% due 08/20/2010                      $   945,829
                                                                           -----------
AUSTRIA -- 5.9%
   GOVERNMENT -- 5.9%
                              Republic of Austria:
EUR            1,100,000        4.650% due 01/15/2018                        1,314,989
JPY          150,000,000        4.500% due 09/28/2005                        1,374,036
                                                                           -----------
                                                                             2,689,025
                                                                           -----------
BELGIUM -- 1.3%
   GOVERNMENT -- 1.3%
EUR              460,000      Kingdom of Belgium,
                                5.500% due 03/28/2028                          589,726
                                                                           -----------
CANADA -- 6.6%
   GOVERNMENT -- 6.6%
CAD            2,000,000      Government of Canada,
                                6.000% due 06/01/2011                        1,637,219
JPY          154,000,000      Province of Quebec,
                                1.600% due 05/09/2013                        1,355,537
                                                                           -----------
                                                                             2,992,756
                                                                           -----------
CAYMAN ISLANDS -- 3.6%
   CORPORATE -- 3.6%
JPY          195,000,000      AIG SunAmerica Institutional Funding
                                II, MTN,
                                1.200% due 01/26/2005                        1,648,671
                                                                           -----------
DENMARK -- 3.7%
   GOVERNMENT -- 3.7%
                              Kingdom of Denmark:
DKK            3,750,000        4.000% due 08/15/2008                          603,220
               6,000,000        7.000% due 11/15/2007                        1,080,765
                                                                           -----------
                                                                             1,683,985
                                                                           -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                                          VALUE
--------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES (CONTINUED)
FINLAND -- 3.4%
   GOVERNMENT -- 3.4%
                              Republic of Finland:
EUR              750,000        5.000% due 04/25/2009                      $   945,336
                 504,563        9.500% due 03/15/2004                          610,207
                                                                           -----------
                                                                             1,555,543
                                                                           -----------
GERMANY -- 6.7%
   CORPORATE -- 3.6%
JPY          189,000,000      Bayerische Landesbank,
                                1.400% due 04/22/2013                        1,646,016
   GOVERNMENT -- 3.1%
EUR            1,100,000      Federal Republic of Germany,
                                5.500% due 01/04/2031                        1,410,928
                                                                           -----------
                                                                             3,056,944
                                                                           -----------
GREECE -- 2.6%
   GOVERNMENT -- 2.6%
EUR            1,000,000      Republic of Greece,
                                3.500% due 04/18/2008                        1,174,741
                                                                           -----------
ITALY -- 6.1%
   GOVERNMENT -- 6.1%
                              Republic of Italy:
EUR            1,000,000        4.250% due 11/01/2009                        1,210,710
               1,250,000        5.000% due 02/01/2012                        1,569,183
                                                                           -----------
                                                                             2,779,893
                                                                           -----------
JAPAN -- 5.4%
   GOVERNMENT -- 5.4%
JPY          175,000,000      Development Bank of Japan, Global Bond,
                                1.750% due 06/21/2010                        1,573,917
             100,000,000      Japan Finance Corp. for Municipal
                                Enterprises,
                                1.550% due 02/21/2012                          887,547
                                                                           -----------
                                                                             2,461,464
                                                                           -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                                          VALUE
--------------------------------------------------------------------------------------
POLAND -- 3.2%
   GOVERNMENT -- 3.2%
EUR              500,000      Government of Poland,
                                5.500% due 02/14/2011                      $   629,762
PLZ            3,000,000      Government of Poland,
                                5.750% due 06/24/2008                          796,769
                                                                           -----------
                                                                             1,426,531
                                                                           -----------
PORTUGAL -- 3.6%
   GOVERNMENT -- 3.6%
EUR            1,250,000      Republic of Portugal,
                                5.850% due 05/20/2010                        1,647,941
                                                                           -----------
SOUTH AFRICA -- 2.5%
   GOVERNMENT -- 2.5%
EUR            1,000,000      Republic of South Africa,
                                5.250% due 05/16/2013                        1,108,266
                                                                           -----------
SPAIN -- 8.3%
   CORPORATE -- 3.4%
EUR            1,200,000      Banco Bilbao Vizcaya Argentaria SA,
                                5.750% due 09/27/2010                        1,564,859
   GOVERNMENT -- 4.9%
               1,750,000      Kingdom of Spain,
                                5.150% due 07/30/2009                        2,217,398
                                                                           -----------
                                                                             3,782,257
                                                                           -----------
SUPRANATIONAL -- 13.1%
   GOVERNMENT -- 13.1%
                              European Investment Bank:
EUR            1,100,000        3.250% due 10/15/2008                        1,277,178
                 735,000        3.625% due 10/15/2013                          821,216
                 400,000        3.875% due 04/15/2005                          473,416
                 500,000        5.250% due 04/15/2004                          587,344
               1,140,000        5.375% due 10/15/2012                        1,472,103
JPY          150,000,000      International Bank for Reconstruction &
                                Development,
                                4.750% due 12/20/2004                        1,337,470
                                                                           -----------
                                                                             5,968,727
                                                                           -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT#                                                                          VALUE
--------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES (CONTINUED)
SWEDEN -- 4.7%
   GOVERNMENT -- 4.7%
SEK           14,500,000      Government of Sweden, Series 1037,
                                8.000% due 08/15/2007                      $ 2,125,344
                                                                           -----------
UNITED KINGDOM -- 2.5%
   GOVERNMENT -- 2.5%
GBP              500,000      United Kingdom Gilts,
                                8.000% due 12/07/2015                        1,117,761
                                                                           -----------
TOTAL FOREIGN BONDS AND NOTES
   (Cost $34,371,889)                                                       38,755,404
                                                                           -----------
U.S. BONDS AND NOTES -- 7.8%
CORPORATE -- 7.8%
EUR              500,000      Citigroup, Inc.,
                                3.875% due 05/21/2010                          578,858
JPY          100,000,000      General Electric Capital Corporation,
                                1.900% due 08/06/2009                          887,839
             165,000,000      Proctor & Gamble Company,
                                2.000% due 06/21/2010                        1,491,736
EUR              500,000      The Goldman Sachs Group, Inc.,
                                4.125% due 02/06/2008                          592,323
                                                                           -----------
TOTAL U.S. BONDS AND NOTES
   (Cost $3,510,873)                                                         3,550,756
                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.7%
                              Federal Home Loan Mortgage:
EUR              750,000        3.500% due 02/15/2008                          881,177
                 300,000        4.750% due 01/15/2013                          366,426
JPY          100,000,000      Federal National Mortgage Association,
                                1.750% due 03/26/2008                          886,908
                                                                           -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,109,093)                                                         2,134,511
                                                                           -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                                 VALUE
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $39,991,855)                                            97.8%     $44,440,671
OTHER ASSETS AND LIABILITIES (NET)                                2.2        1,021,092
                                                                -----      -----------
NET ASSETS                                                      100.0%     $45,461,763
                                                                =====      ===========

------------

# Principal amount expressed in terms of local currency.

ABBREVIATIONS:
AUD -- Australian Dollar
CAD -- Canadian Dollar
DKK -- Danish Krone
EUR -- Euro Currency
GBP -- Great Britain Pound
JPY -- Japanese Yen
MTN -- Medium Term Note
PLZ -- Polish Zloty
SEK -- Swedish Krona

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (see accompanying schedule)...........  $44,440,671
Cash........................................................      346,494
Foreign currency, at value..................................       35,428
Interest receivable.........................................      720,790
Receivable for Fund shares sold.............................          582
Prepaid expenses and other assets...........................       43,978
                                                              -----------
    Total Assets............................................   45,587,943
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       30,937
Unrealized depreciation of spot contract....................          134
Investment advisory fees payable............................       19,064
Trustees' fees and expenses payable.........................       12,493
Transfer agency/record keeping fees payable.................        7,738
Custody fees payable........................................        6,026
Administration fees payable.................................        5,097
Distribution fees payable...................................        3,065
Accrued expenses and other payables.........................       41,626
                                                              -----------
    Total Liabilities.......................................      126,180
                                                              -----------
NET ASSETS..................................................  $45,461,763
                                                              ===========
Investments, at cost........................................  $39,991,855
                                                              ===========
Foreign currency, at cost...................................  $    35,622
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $   757,954
Accumulated net realized gain on investments sold...........      330,743
Net unrealized appreciation of investments..................    4,481,867
Paid-in capital.............................................   39,891,199
                                                              -----------
                                                              $45,461,763
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 3,191,301
                                                              ===========
Class B Shares..............................................  $ 1,784,035
                                                              ===========
Class C Shares..............................................  $ 1,052,725
                                                              ===========
Class K Shares..............................................  $        11
                                                              ===========
Class Y Shares..............................................  $39,433,691
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................      277,516
                                                              ===========
Class B Shares..............................................      157,894
                                                              ===========
Class C Shares..............................................       91,832
                                                              ===========
Class K Shares..............................................            1
                                                              ===========
Class Y Shares..............................................    3,410,401
                                                              ===========
CLASS A SHARES:
Net asset value and redemption price per share..............       $11.50
                                                              ===========
Maximum sales charge........................................         4.00%
Maximum offering price per share............................       $11.98
                                                              ===========
CLASS B SHARES:
Net asset value and offering price per share*...............       $11.30
                                                              ===========
CLASS C SHARES:
Net asset value and offering price per share*...............       $11.46
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $11.42
                                                              ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $11.56
                                                              ===========

------------

* Redemption price is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest(a).................................................  $1,512,618
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       6,276
  Class B Shares............................................      13,735
  Class C Shares............................................       6,363
Shareholder servicing fees:
  Class K Shares............................................          24
Investment advisory fees....................................     204,164
Administration fees.........................................      55,489
Legal and audit fees........................................      48,720
Transfer agency/record keeping fees.........................      46,420
Custody fees................................................      35,161
Registration and filing fees................................      34,410
Trustees' fees and expenses.................................      19,882
Other.......................................................      24,242
                                                              ----------
      Total Expenses........................................     494,886
Fees waived by transfer agent...............................      (1,088)
                                                              ----------
Net Expenses................................................     493,798
                                                              ----------
NET INVESTMENT INCOME.......................................   1,018,820
                                                              ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
  Security transactions.....................................   1,795,000
  Foreign currency-related transactions.....................     110,396
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   4,464,689
  Foreign currency-related transactions.....................     (52,226)
                                                              ----------
Net realized and unrealized gain on investments.............   6,317,859
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $7,336,679
                                                              ==========

------------

(a) Net of foreign withholding taxes of $17,755.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            YEAR ENDED         YEAR ENDED
                                                         JUNE 30, 2003      JUNE 30, 2002
                                                       ----------------------------------
Net investment income................................  $     1,018,820    $     1,044,797
Net realized gain/(loss) on investments sold.........        1,905,396           (976,442)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................        4,412,463          4,756,029
                                                       ---------------    ---------------
Net increase in net assets resulting from
  operations.........................................        7,336,679          4,824,384
Dividends to shareholders from net investment income:
  Class A Shares.....................................          (16,572)           (20,713)
  Class B Shares.....................................           (2,255)            (1,960)
  Class C Shares.....................................             (841)              (356)
  Class K Shares.....................................              (41)              (141)
  Class Y Shares.....................................         (402,495)          (640,502)
Distributions to shareholders from capital:
  Class A Shares.....................................               --               (665)
  Class B Shares.....................................               --                (79)
  Class C Shares.....................................               --                (17)
  Class K Shares.....................................               --                (16)
  Class Y Shares.....................................               --            (15,548)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares.....................................        1,463,300           (196,303)
  Class B Shares.....................................        1,298,153            106,806
  Class C Shares.....................................          708,515            193,399
  Class K Shares.....................................           (8,063)           (94,369)
  Class Y Shares.....................................       (1,781,347)            39,225
                                                       ---------------    ---------------
  Net increase in net assets.........................        8,595,033          4,193,145
NET ASSETS:
Beginning of year....................................       36,866,730         32,673,585
                                                       ---------------    ---------------
End of year..........................................  $    45,461,763    $    36,866,730
                                                       ===============    ===============
Undistributed/(Accumulated) net investment
  income/(loss)......................................  $       757,954    $      (913,522)
                                                       ===============    ===============

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                           YEAR ENDED       YEAR ENDED
                                                        JUNE 30, 2003    JUNE 30, 2002
                                                       -------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................   $ 13,180,817      $ 1,556,617
Issued as reinvestment of dividends..................         14,558           18,474
Redeemed.............................................    (11,732,075)      (1,771,394)
                                                        ------------      -----------
Net increase/(decrease)..............................   $  1,463,300      $  (196,303)
                                                        ============      ===========
CLASS B SHARES:
Sold.................................................   $  2,160,234      $   311,328
Issued as reinvestment of dividends..................          1,123            1,223
Redeemed.............................................       (863,204)        (205,745)
                                                        ------------      -----------
Net increase.........................................   $  1,298,153      $   106,806
                                                        ============      ===========
CLASS C SHARES:
Sold.................................................   $    900,893      $   201,397
Issued as reinvestment of dividends..................            598               81
Redeemed.............................................       (192,976)          (8,079)
                                                        ------------      -----------
Net increase.........................................   $    708,515      $   193,399
                                                        ============      ===========
CLASS K SHARES:
Sold.................................................   $     30,009      $        --
Redeemed.............................................        (38,072)         (94,369)
                                                        ------------      -----------
Net decrease.........................................   $     (8,063)     $   (94,369)
                                                        ============      ===========
CLASS Y SHARES:
Sold.................................................   $    963,877      $   919,534
Issued as reinvestment of dividends..................          1,022              250
Redeemed.............................................     (2,746,246)        (880,559)
                                                        ------------      -----------
Net increase/(decrease)..............................   $ (1,781,347)     $    39,225
                                                        ============      ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            YEAR ENDED         YEAR ENDED
                                                         JUNE 30, 2003      JUNE 30, 2002
                                                       ----------------------------------
SHARES
CLASS A SHARES:
Sold.................................................        1,250,204            173,354
Issued as reinvestment of dividends..................            1,394              2,057
Redeemed.............................................       (1,109,022)          (194,852)
                                                       ---------------    ---------------
Net increase/(decrease)..............................          142,576            (19,441)
                                                       ===============    ===============
CLASS B SHARES:
Sold.................................................          213,361             34,577
Issued as reinvestment of dividends..................              109                139
Redeemed.............................................          (82,653)           (23,161)
                                                       ---------------    ---------------
Net increase.........................................          130,817             11,555
                                                       ===============    ===============
CLASS C SHARES:
Sold.................................................           84,964             21,108
Issued as reinvestment of dividends..................               57                  9
Redeemed.............................................          (17,709)              (935)
                                                       ---------------    ---------------
Net increase.........................................           67,312             20,182
                                                       ===============    ===============
CLASS K SHARES:
Sold.................................................            2,845                 --
Redeemed.............................................           (3,542)           (10,291)
                                                       ---------------    ---------------
Net decrease.........................................             (697)           (10,291)
                                                       ===============    ===============
CLASS Y SHARES:
Sold.................................................           88,821            102,456
Issued as reinvestment of dividends..................               97                 28
Redeemed.............................................         (272,147)           (96,162)
                                                       ---------------    ---------------
Net increase/(decrease)..............................         (183,229)             6,322
                                                       ===============    ===============

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        A SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period...... $     9.70      $ 8.60        $ 9.29        $ 9.74        $ 9.66
                                           ----------      ------        ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................       0.25        0.25          0.25          0.28          0.30
Net realized and unrealized gain/(loss) on
 investments..............................       1.64        0.99         (0.94)        (0.23)         0.11
                                           ----------      ------        ------        ------        ------
Total from investment operations..........       1.89        1.24         (0.69)         0.05          0.41
                                           ----------      ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......      (0.09)      (0.14)           --         (0.50)        (0.18)
Distributions from net realized gains.....         --          --            --            --         (0.15)
Distributions from capital................         --       (0.00)(d)        --            --            --
                                           ----------      ------        ------        ------        ------
Total distributions.......................      (0.09)      (0.14)           --         (0.50)        (0.33)
                                           ----------      ------        ------        ------        ------
Net asset value, end of period............ $    11.50      $ 9.70        $ 8.60        $ 9.29        $ 9.74
                                           ==========      ======        ======        ======        ======
TOTAL RETURN(B)...........................      19.63%      14.50%        (7.43)%        0.35%         3.93%
                                           ==========      ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)...... $    3,191      $1,308        $1,327        $  410        $  359
Ratio of operating expenses to average net
 assets...................................       1.39%       1.14%         1.10%         1.16%         1.14%
Ratio of net investment income to average
 net assets...............................       2.31%       2.83%         2.78%         2.94%         2.95%
Portfolio turnover rate...................         87%         25%           87%          138%           59%
Ratio of operating expenses to average net
 assets without expense waivers...........       1.40%       1.14%         1.10%         1.16%         1.14%

------------

(a) The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
    $     9.53      $ 8.48        $ 9.23        $ 9.72        $ 9.66
    ----------      ------        ------        ------        ------
          0.16        0.18          0.18          0.21          0.23
          1.63        0.98         (0.93)        (0.23)         0.11
    ----------      ------        ------        ------        ------
          1.79        1.16         (0.75)        (0.02)         0.34
    ----------      ------        ------        ------        ------
         (0.02)      (0.11)           --         (0.47)        (0.13)
            --          --            --            --         (0.15)
            --       (0.00)(d)        --            --            --
    ----------      ------        ------        ------        ------
         (0.02)      (0.11)           --         (0.47)        (0.28)
    ----------      ------        ------        ------        ------
    $    11.30      $ 9.53        $ 8.48        $ 9.23        $ 9.72
    ==========      ======        ======        ======        ======
         18.75%      13.78%        (8.13)%       (0.44)%        3.15%
    ==========      ======        ======        ======        ======
    $    1,784      $  258        $  132        $  223        $  138
          2.14%       1.89%         1.85%         1.91%         1.89%
          1.56%       2.08%         2.03%         2.19%         2.24%
            87%         25%           87%          138%           59%
          2.15%       1.89%         1.85%         1.91%         1.89%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        C SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period...... $     9.67      $ 8.61        $ 9.29        $ 9.77        $ 9.73
                                           ----------      ------        ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................       0.17        0.19          0.18          0.21          0.22
Net realized and unrealized gain/(loss) on
 investments..............................       1.64        0.98         (0.86)        (0.22)         0.10
                                           ----------      ------        ------        ------        ------
Total from investment operations..........       1.81        1.17         (0.68)        (0.01)         0.32
                                           ----------      ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......      (0.02)      (0.11)           --         (0.47)        (0.13)
Distributions from net realized gains.....         --          --            --            --         (0.15)
Distributions from capital................         --       (0.00)(d)        --            --            --
                                           ----------      ------        ------        ------        ------
Total distributions.......................      (0.02)      (0.11)           --         (0.47)        (0.28)
                                           ----------      ------        ------        ------        ------
Net asset value, end of period............ $    11.46      $ 9.67        $ 8.61        $ 9.29        $ 9.77
                                           ==========      ======        ======        ======        ======
TOTAL RETURN(B)...........................      18.68%      13.69%        (7.32)%       (0.34)%        2.92%
                                           ==========      ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)...... $    1,053      $  237        $   37        $   28        $   75
Ratio of operating expenses to average net
 assets...................................       2.14%       1.89%         1.85%         1.91%         1.89%
Ratio of net investment income to average
 net assets...............................       1.56%       2.08%         2.03%         2.19%         2.14%
Portfolio turnover rate...................         87%         25%           87%          138%           59%
Ratio of operating expenses to average net
 assets without expense waivers...........       2.15%       1.89%         1.85%         1.91%         1.89%

------------

(a) The Munder International Bond Fund Class C Shares and Class K Shares commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

(e) Net assets at end of period were less than $1,000.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
    $     9.72      $ 8.61        $ 9.29        $ 9.75        $ 9.67
    ----------      ------        ------        ------        ------
          0.25        0.26          0.25          0.28          0.31
          1.54        0.99         (0.93)        (0.24)         0.10
    ----------      ------        ------        ------        ------
          1.79        1.25         (0.68)         0.04          0.41
    ----------      ------        ------        ------        ------
         (0.09)      (0.14)           --         (0.50)        (0.18)
            --          --            --            --         (0.15)
            --       (0.00)(d)        --            --            --
    ----------      ------        ------        ------        ------
         (0.09)      (0.14)           --         (0.50)        (0.33)
    ----------      ------        ------        ------        ------
    $    11.42      $ 9.72        $ 8.61        $ 9.29        $ 9.75
    ==========      ======        ======        ======        ======
         18.55%      14.60%        (7.32)%        0.24%         3.92%
    ==========      ======        ======        ======        ======
    $        0(e)   $    7        $   95        $   44        $   27
          1.39%       1.14%         1.10%         1.16%         1.14%
          2.31%       2.83%         2.78%         2.94%         3.03%
            87%         25%           87%          138%           59%
          1.40%       1.14%         1.10%         1.16%         1.14%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period.....    $ 9.76        $ 8.66        $ 9.33        $ 9.77        $ 9.68
                                             ------        ------        ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income....................      0.27          0.28          0.27          0.31          0.34
Net realized and unrealized gain/(loss)
 on investments..........................      1.65          1.00         (0.94)        (0.24)         0.10
                                             ------        ------        ------        ------        ------
Total from investment operations.........      1.92          1.28         (0.67)         0.07          0.44
                                             ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income.....     (0.12)        (0.18)           --         (0.51)        (0.20)
Distributions from net realized gains....        --            --            --            --         (0.15)
Distributions from capital...............        --         (0.00)(d)        --            --            --
                                             ------        ------        ------        ------        ------
Total distributions......................     (0.12)        (0.18)           --         (0.51)        (0.35)
                                             ------        ------        ------        ------        ------
Net asset value, end of period...........    $11.56        $ 9.76        $ 8.66        $ 9.33        $ 9.77
                                             ======        ======        ======        ======        ======
TOTAL RETURN(B)..........................     19.80%        14.98%        (7.18)%        0.57%         4.21%
                                             ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $39,434       $35,057       $31,083       $33,905       $51,193
Ratio of operating expenses to average
 net assets..............................      1.14%         0.89%         0.85%         0.91%         0.89%
Ratio of net investment income to average
 net assets..............................      2.56%         3.08%         3.03%         3.20%         3.26%
Portfolio turnover rate..................        87%           25%           87%          138%           59%
Ratio of operating expenses to average
 net assets without expense waivers......      1.15%         0.89%         0.85%         0.91%         0.89%

------------

(a) The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder International Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFI. On April 28, 2003, shareholders of the Munder International Bond Fund series of MFI (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by Board-approved pricing vendors or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked to market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition,

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

minimum. For the year ending June 30, 2003, such waivers were $1,088 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for currency gains and losses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $55,489 before payment of sub-administration fees and $14,140 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,786 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $0 to Comerica Securities and $24 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $33,056,067 and $27,857,183 respectively, for the year ended June 30, 2003. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, were $5,286,033 and $6,729,351 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $4,903,397 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $454,581 and net appreciation for Federal income tax purposes was $4,448,816. At June 30, 2003, aggregate cost for Federal income tax purposes was $39,991,855.

   At June 30, 2003, the Fund had the following open spot contract which contractually obligates it to deliver currency at a specified future date:

  CURRENCY     LOCAL PRINCIPAL       U.S. $        SETTLEMENT   CURRENT U.S. $    UNREALIZED
    SOLD         AMOUNT SOLD     EQUIVALENT SOLD      DATE          VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------
Polish Zloty       138,000           $35,294        07/01/03       $35,428           $134

6. GEOGRAPHIC CONCENTRATION

   The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $740.

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                            RETURN OF
                                         ORDINARY INCOME     CAPITAL      TOTAL
                                         ----------------------------------------
June 30, 2003..........................     $422,204         $    --     $422,204
June 30, 2002..........................      663,672          16,325      679,997

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                 UNDISTRIBUTED
 UNDISTRIBUTED     LONG TERM     UNREALIZED
ORDINARY INCOME  CAPITAL GAINS  APPRECIATION    TOTAL
--------------------------------------------------------
   $765,203        $330,743     $4,481,867    $5,577,813

   The differences between book and tax distributable earnings are primarily due to deferred Trustees' fees.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                       NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.................................  For         161,712,856.879
                                                  Withhold      3,358,664.246
                                                  TOTAL       165,071,521.125
Joseph E. Champagne.............................  For         161,730,165.560
                                                  Withhold      3,341,355.565
                                                  TOTAL       165,071,521.125
Thomas D. Eckert................................  For         161,748,009.054
                                                  Withhold      3,323,512.071
                                                  TOTAL       165,071,521.125
Charles W. Elliott..............................  For         161,710,698.077
                                                  Withhold      3,360,823.048
                                                  TOTAL       165,071,521.125
John Engler.....................................  For         161,554,903.243
                                                  Withhold      3,516,617.882
                                                  TOTAL       165,071,521.125
Michael T. Monahan..............................  For         161,714,778.617
                                                  Withhold      3,356,742.508
                                                  TOTAL       165,071,521.125
Arthur T. Porter................................  For         161,730,259.765
                                                  Withhold      3,341,261.360
                                                  TOTAL       165,071,521.125
John Rakolta, Jr................................  For         161,715,763.070
                                                  Withhold      3,355,758.055
                                                  TOTAL       165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,450.082
Against...................................................        3,575.539
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,436,932.837
Against...................................................        1,092.784
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,201.911
Against...................................................        3,823.710
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,450.082
Against...................................................        3,575.539
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,436,015.203
Against...................................................        2,010.418
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,450.082
Against...................................................        3,575.539
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,450.082
Against...................................................        3,575.539
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,450.082
Against...................................................        3,575.539
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,435,146.569
Against...................................................        2,879.052
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,228.935
Against...................................................        3,796.686
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,434,313.984
Against...................................................        3,490.491
Abstain...................................................          221.146
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,435,794.032
Against...................................................        2,231.589
Abstain...................................................            0.000
Broker Non-votes..........................................      367,575.000
TOTAL.....................................................    3,805,600.621

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                 NUMBER OF
                                                TERM OF                          PORTFOLIOS
                                               OFFICE(1)       PRINCIPAL          IN FUND            OTHER
                              POSITION(S)     AND LENGTH     OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
                                WITH THE        OF TIME       DURING PAST       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS     SERVED(2)        5 YEARS       DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite   Consultant, self-         32         None
c/o The Munder Funds        and Chairman      since 11/89  employed (since
480 Pierce Street                                          7/95); Senior
Suite 300                                                  Advisor to
Birmingham, MI 48009                                       President,
Age 71                                                     Western Michigan
                                                           University (7/95
                                                           to 12/98).

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                TERM OF                          PORTFOLIOS
                                               OFFICE(1)       PRINCIPAL          IN FUND            OTHER
                              POSITION(S)     AND LENGTH     OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
                                WITH THE        OF TIME       DURING PAST       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS     SERVED(2)        5 YEARS       DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           Director/Trustee  Indefinite   Chairman and              32         None
c/o The Munder Funds        and Vice          since 2/93   Chief Executive
480 Pierce Street           Chairman                       Officer,
Suite 300                                                  Walbridge
Birmingham, MI 48009                                       Aldinger Company
Age 56                                                     (construction
                                                           company) (since
                                                           1991).
David J. Brophy             Director/Trustee  Indefinite   Professor of              32         None
c/o The Munder Funds                          since 5/93   Finance,
480 Pierce Street                                          University of
Suite 300                                                  Michigan-
Birmingham, MI 48009                                       Business School
Age 67                                                     (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite   Vice President,           32         None
c/o The Munder Funds                          since 11/89  Macomb College
480 Pierce Street                                          (since 2001);
Suite 300                                                  Dean, Macomb
Birmingham, MI 48009                                       College (since
Age 65                                                     9/97).
Thomas D. Eckert            Director/Trustee  Indefinite   Director,                 32         None
c/o The Munder Funds                          since 2/93   President and
480 Pierce Street                                          Chief Executive
Suite 300                                                  Officer, Capital
Birmingham, MI 48009                                       Automotive REIT
Age 55                                                     (real estate
                                                           investment trust
                                                           specializing in
                                                           retail automotive
                                                           properties)
                                                           (since 10/97).
John Engler                 Director/Trustee  Indefinite   President of              32         Universal Forest
c/o The Munder Funds                          since 2/03   State and Local                      Products, Inc.
480 Pierce Street                                          Government/Vice                      (manufacturer
Suite 300                                                  President of                         and distributor
Birmingham, MI 48009                                       Government                           of lumber
Age 54                                                     Solutions for                        products) (since
                                                           North America,                       1/03); Northwest
                                                           Electronic Data                      Airlines (since
                                                           Systems Corp.                        4/03).
                                                           (computer
                                                           services) (since
                                                           1/03); Governor
                                                           of the State of
                                                           Michigan (1/91 to
                                                           1/03).

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                 NUMBER OF
                                                TERM OF                          PORTFOLIOS
                                               OFFICE(1)       PRINCIPAL          IN FUND            OTHER
                              POSITION(S)     AND LENGTH     OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
                                WITH THE        OF TIME       DURING PAST       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS     SERVED(2)        5 YEARS       DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite   President and             32         None
3990 John R.                                  since 2/01   Chief Executive
Detroit, MI 48201                                          Officer of the
Age 47                                                     Detroit Medical
                                                           Center (since
                                                           3/99); Professor
                                                           with Tenure and
                                                           Chairman of
                                                           Radiation
                                                           Oncology of Wayne
                                                           State University
                                                           School of
                                                           Medicine (3/91 to
                                                           3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite   President of              32         CMS Energy
3707 West Maple Rd.                           since 8/00   Monahan                              Corporation
Suite 102                                                  Enterprises, LLC                     (energy company)
Bloomfield Hills, MI 48301                                 (consulting                          (since 12/02);
Age 64                                                     company) (since                      Guilford Mills,
                                                           6/99); Chairman                      Inc. (supplier
                                                           of Munder Capital                    of automotive
                                                           Management                           textile
                                                           (investment                          products) (since
                                                           advisor) (10/99                      10/02).
                                                           to 12/00);
                                                           Chairman and
                                                           Chief Executive
                                                           Officer of Munder
                                                           Capital
                                                           Management (10/99
                                                           to 12/99);
                                                           President of
                                                           Comerica
                                                           Incorporated
                                                           (bank holding
                                                           company) (6/92 to
                                                           6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER INTERNATIONAL BOND FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                TERM
                                            OF OFFICE(1)                    PRINCIPAL
                             POSITION(S)     AND LENGTH                   OCCUPATION(S)
                               WITH THE       OF TIME                      DURING PAST
NAME, ADDRESS AND AGE        MUNDER FUNDS    SERVED(2)                       5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President       through       Chairman and Chief Executive Officer of Munder
480 Pierce Street                           2/04;         Capital Management (investment advisor) (since
Suite 300                                   since 5/00    1/00); Chief Investment Officer/Fixed Income
Birmingham, MI 48009                                      of Munder Capital Management (1/90 to 1/00).
Age 42
Stephen J. Shenkenberg      Vice President  through       General Counsel of Munder Capital Management
480 Pierce Street           and Secretary   2/04;         (investment advisor) (since 7/00); Deputy
Suite 300                                   since 8/00    General Counsel of Strong Capital Management,
Birmingham, MI 48009                                      Inc. (investment advisor) (12/92 to 7/00).
Age 45
Peter K. Hoglund            Vice President  through       Chief Administration Officer of Munder Capital
480 Pierce Street                           2/04;         Management (investment advisor) (since 5/00);
Suite 300                                   since 2/01    Associate of Heartland Industrial Partners (a
Birmingham, MI 48009                                      private equity group) (10/99 to 5/00); Sr.
Age 37                                                    Portfolio Manager of Munder Capital Management
                                                          (1/98 to 10/99).
Cherie Ugorowski            Treasurer       through       Controller of Munder Capital Management
480 Pierce Street                           2/04;         (investment advisor) (since 6/01); Corporate
Suite 300                                   since 8/01    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                      Corporation (automotive manufacturer) (9/99 to
Age 34                                                    6/01); Manager, Audit and Business Advisory
                                                          Practice, Arthur Andersen LLP (5/95 to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder International Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Bond Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder International Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNINTLBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER INTERNATIONAL
                                                                     EQUITY FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   International stock markets experienced the same volatility that was seen in the United States. Returns for the FTSE World Index ex-U.S. ranged from a calendar quarter low of -19.76% for the third quarter of 2002 to a high of 20.13% for the quarter ended June 30, 2003. For the entire 12-month period, the FTSE World Index ex-U.S. posted a return of -4.30%.

   In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Fund through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  28         Statement of Assets and Liabilities
                  30         Statement of Operations
                  31         Statements of Changes in Net Assets
                  32         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  34         Financial Highlights
                  39         Notes to Financial Statements
                  56         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder International Equity Fund Team

   The Fund generated a return of -3.26% for the year ended June 30, 2003, relative to the -4.30% return for the FTSE World Index ex-U.S. and the -8.54% median return for the Lipper universe of international equity mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ended June 30.

   The Fund offers broad diversification to international markets. As of June 30, the Fund held over 750 stocks, representing close to 50 countries. Approximately 85% of the holdings, consisting primarily of American Depositary Receipts (ADRs), represent those securities that are listed and traded in the U.S. and have a market capitalization of over $250 million. The remaining 15% of the holdings are chosen through an economic modeling overlay. Three to seven economic variables are modeled for each of approximately 3,000 foreign securities, with the goal of finding the most undervalued foreign securities.

   The Fund's approach, focused on broad diversification, led to regional weightings that were fairly close to the weightings of the Fund's FTSE World Index ex-U.S. benchmark. The relative outperformance of the Fund came largely from positions in countries that were not represented in the Index, particularly countries classified as emerging markets. For example, Russia and Turkey, two emerging markets that were not in the Index as of June 30, added close to 0.85% to the Fund's return.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares of the Munder International Equity Fund (the "Fund"), Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by World Asset Management, a division of Munder Capital Management, and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INTERNATIONAL EQUITY FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                             FTSE WORLD INDEX EX -     LIPPER INTERNATIONAL FUNDS
                                                        CLASS Y                      U.S.#                     AVERAGE**
                                                        -------              ---------------------     --------------------------
6/30/1993                                                10000                       10000                       10000
                                                         10335                       10446                       10293
                                                         10926                       10937                       10925
                                                         10838                       10643                       10852
                                                         11526                       10927                       11326
                                                         11174                        9998                       10900
                                                         12294                       10713                       11894
                                                         12638                       11615                       12603
                                                         12074                       11598                       12311
                                                         11165                       11144                       11779
                                                         11430                       11606                       12078
                                                         11526                       11568                       12039
6/30/1994                                                11050                       11708                       11894
                                                         11562                       11831                       12238
                                                         11880                       12115                       12601
                                                         11535                       11786                       12286
                                                         11809                       12163                       12538
                                                         11385                       11560                       11959
                                                         11269                       11609                       11847
                                                         10734                       11117                       11301
                                                         10948                       11029                       11328
                                                         11250                       11716                       11690
                                                         11633                       12186                       12071
                                                         11802                       12025                       12198
6/30/1995                                                11971                       11809                       12211
                                                         12541                       12555                       12869
                                                         12274                       12098                       12612
                                                         12603                       12303                       12805
                                                         12523                       11982                       12564
                                                         12595                       12345                       12698
                                                         12849                       12822                       13074
                                                         12983                       12943                       13379
                                                         13001                       12934                       13443
                                                         13190                       13200                       13669
                                                         13603                       13621                       14097
                                                         13531                       13397                       14087
6/30/1996                                                13603                       13462                       14183
                                                         13154                       13031                       13671
                                                         13414                       13107                       13855
                                                         13657                       13460                       14163
                                                         13666                       13340                       14091
                                                         14196                       13852                       14728
                                                         14186                       13651                       14789
                                                         14034                       13218                       14779
                                                         14166                       13470                       14987
                                                         14105                       13426                       15020
                                                         14287                       13506                       15064
                                                         15370                       14455                       15950
6/30/1997                                                16099                       15197                       16691
                                                         16425                       15453                       17179
                                                         15315                       14296                       15954
                                                         16069                       15061                       16964
                                                         14845                       13883                       15697
                                                         14550                       13679                       15574
                                                         14663                       13758                       15714
                                                         15139                       14324                       16084
                                                         16286                       15249                       17158
                                                         16882                       15734                       18054
                                                         17038                       15814                       18299
                                                         16796                       15694                       18321
6/30/1998                                                16823                       15624                       18167
                                                         16698                       15674                       18412
                                                         14113                       13578                       15780
                                                         14013                       13283                       15243
                                                         15544                       14698                       16388
                                                         16203                       15483                       17233
                                                         16625                       15983                       17766
                                                         17036                       15941                       17931
                                                         16876                       15583                       17467
                                                         17627                       16345                       18097
                                                         18459                       17168                       18960
                                                         17686                       16303                       18202
6/30/1999                                                18722                       16994                       19163
                                                         18847                       17520                       19646
                                                         19019                       17716                       19825
                                                         19163                       17914                       19904
                                                         20312                       18606                       20660
                                                         21877                       19361                       22258
                                                         24028                       21069                       24953
                                                         22562                       19744                       23588
                                                         23446                       20038                       25093
                                                         24281                       20889                       25281
                                                         22967                       19841                       23691
                                                         22322                       19283                       22940
6/30/2000                                                23175                       20153                       24007
                                                         22244                       19435                       23186
                                                         22601                       19840                       23594
                                                         21059                       18852                       22263
                                                         20763                       18256                       21437
                                                         19375                       17577                       20466
                                                         19938                       18143                       21207
                                                         20354                       18297                       21326
                                                         18583                       16925                       19709
                                                         17075                       15701                       18221
                                                         18502                       16833                       19429
                                                         17907                       16363                       18910
6/30/2001                                                17066                       15724                       18267
                                                         16494                       15332                       17749
                                                         15853                       14958                       17276
                                                         14051                       13411                       15395
                                                         14542                       13814                       15818
                                                         15242                       14358                       16443
                                                         15577                       14532                       16690
                                                         14961                       13868                       15989
                                                         14878                       13954                       16077
                                                         15852                       14713                       16919
                                                         15713                       14808                       16989
                                                         15769                       15042                       17136
6/30/2002                                                14898                       14392                       16444
                                                         13511                       12991                       14833
                                                         13581                       12992                       14772
                                                         11981                       11548                       13202
                                                         12682                       12216                       13831
                                                         13356                       12824                       14430
                                                         12864                       12393                       13928
                                                         12608                       11963                       13374
                                                         12210                       11699                       13026
                                                         11983                       11466                       12768
                                                         13191                       12585                       13961
                                                         14128                       13396                       14807
6/30/2003                                                14413                       13774                       15119

--------------------------------------------------------------------------------

                                              GROWTH OF A $10,000 INVESTMENT(1)
                                  ---------------------------------------------------------
                                                            FTSE WORLD               LIPPER
CLASS AND                            WITH      WITHOUT           INDEX        INTERNATIONAL
INCEPTION DATE                       LOAD         LOAD       EX-U.S. #      FUNDS AVERAGE**
-------------------------------------------------------------------------------------------
CLASS A
  (11/30/92)                      $13,291*     $14,065       $13,774            $15,119
CLASS B
  (3/9/94)                            N/A      $11,199       $11,876            $12,281
CLASS C
  (9/29/95)                           N/A      $10,563       $11,196            $11,807
CLASS K
  (11/23/92)                          N/A      $14,072       $13,774            $15,119
CLASS Y
  (12/1/91)                           N/A      $14,413       $13,774            $15,119

                                                    AVERAGE ANNUAL TOTAL RETURNS
                      -----------------------------------------------------------------------------------------
                                                                                                          SINCE
                          ONE          ONE      FIVE         FIVE      TEN          TEN       SINCE   INCEPTION
CLASS AND                YEAR         YEAR     YEARS        YEARS    YEARS        YEARS   INCEPTION       W/OUT
INCEPTION DATE         W/LOAD   W/OUT LOAD    W/LOAD   W/OUT LOAD   W/LOAD   W/OUT LOAD      W/LOAD        LOAD
---------------------------------------------------------------------------------------------------------------
CLASS A
  (11/30/92)          (8.68)%*     (3.38)%   (4.37)%*     (3.29)%   2.89%*        3.47%       3.49%*      4.05%
CLASS B
  (3/9/94)            (8.94)%+     (4.17)%   (4.35)%+     (4.04)%     N/A           N/A         N/A       1.22%
CLASS C
  (9/29/95)           (5.18)%+     (4.23)%       N/A      (4.04)%     N/A           N/A         N/A       0.71%
CLASS K
  (11/23/92)              N/A      (3.48)%       N/A      (3.29)%     N/A         3.48%         N/A       4.17%
CLASS Y
  (12/1/91)               N/A      (3.26)%       N/A      (3.04)%     N/A         3.72%         N/A       4.45%

------------

  * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

  + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

  # The FTSE (Financial Times/London Stock Exchange) World Index ex-U.S. is an unmanaged index used to portray global equity markets excluding the United States. The Index is weighted based on the market capitalization of those stocks selected to represent each country. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 3/1/94, 10/1/95, 7/1/93, and 7/1/93, respectively.

 ** The Lipper International Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception date and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 3/1/94, 10/1/95, 7/1/93, and 7/1/93,
    respectively.

(1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 94.7%
   ARGENTINA -- 0.0%#
  3,600      Banco Rio de la Plata SA                                  $     3,530
    956      BBVA Banco Frances SA, ADR+                                     5,870
  1,700      Perez Companc SA, ADR+                                         14,025
    574      Telefonica de Argentina, ADR+                                   5,510
                                                                       -----------
                                                                            28,935
                                                                       -----------
   AUSTRALIA -- 3.3%
  2,300      Alumina Ltd., ADR                                              25,185
  1,750      Amcor Ltd., ADR                                                38,413
    420      Ansell Ltd., ADR+                                               6,556
  2,450      Australia & New Zealand Bank, ADR                             152,831
 15,258      BHP Ltd., ADR                                                 176,840
  1,200      Boral Ltd., ADR                                                16,289
  2,400      Burns, Philip & Company Ltd., ADR+                              7,243
  2,800      Coca-Cola Amatil Ltd., ADR                                     21,445
  1,200      Coles Myer Ltd., ADR                                           44,850
  1,900      CSR Ltd., ADR                                                   9,888
 16,900      Foster's Brewing Group Ltd., ADR                               47,717
  3,852      Gold Fields Ltd., ADR                                          46,917
  4,300      Goodman Fielder Ltd., ADR                                      18,882
  3,600      Lend Lease Corporation Ltd., ADR                               20,160
    500      Lihir Gold Ltd., ADR                                            8,800
  8,150      M.I.M. Holdings Ltd., ADR                                      18,693
  1,300      Mayne Group Ltd., ADR                                          11,944
  2,500      National Australia Bank Ltd., ADR                             280,625
  2,700      Newcrest Mining Ltd., ADR                                      13,852
  4,300      News Corporation Ltd., ADR                                    130,161
  6,600      News Corporation Ltd., ADR, PRF                               165,330
    950      Oil Search Ltd., ADR                                            5,224
    970      Rio Tinto Ltd., ADR                                            76,009
  1,200      Santos Ltd., ADR                                               19,200
    200      Sims Group Ltd., ADR                                            4,721
    300      Sons of Gwalia, ADR                                             2,314
  1,200      Southcorp Holdings Ltd., ADR                                   11,348
  2,000      St. George Bank Ltd., ADR                                      57,945
    300      TABCORP Holdings Ltd., ADR                                     21,669
 10,500      Telstra Corporation Ltd., ADR                                 155,925
  2,900      Westpac Banking Ltd., ADR                                     158,572

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   AUSTRALIA (CONTINUED)
  2,300      WMC Resources Ltd., ADR+                                  $    21,183
  5,400      Woodside Petroleum Ltd., ADR                                   44,835
                                                                       -----------
                                                                         1,841,566
                                                                       -----------
   AUSTRIA -- 0.3%
    297      Boehler-Uddeholm AG, ADR                                        5,466
    150      BWT AG, ADR                                                     2,034
  1,000      Erste Bank der oesterreichischen Sparkassen AG, ADR            44,182
  1,520      EVN Aktiengesellschaft, ADR                                    13,000
    400      Mayr-Melnhof Karton AG, ADR                                     8,327
  1,100      OMV AG, ADR                                                    26,431
  2,000      Telekom Austria AG, ADR+                                       45,660
  1,200      VA Technologie AG, ADR                                          3,171
    700      Vienna International Airport, ADR                               6,360
  2,650      Wienerberger AG, ADR                                            9,312
                                                                       -----------
                                                                           163,943
                                                                       -----------
   BAHAMAS -- 0.0%#
    200      Kerzner International Ltd.+                                     6,442
                                                                       -----------
   BELGIUM -- 0.1%
    800      Delhaize Le Lion SA, ADR                                       24,528
    700      Solvay SA, ADR                                                 48,230
                                                                       -----------
                                                                            72,758
                                                                       -----------
   BERMUDA -- 0.5%
  3,450      Accenture Ltd., Class A+                                       62,410
    300      Brilliance China Automotive Holdings Ltd., ADR                  8,520
    550      Endurance Specialty Holdings                                   16,418
    600      Frontline Ltd., ADR                                             8,532
    350      IPC Holdings Ltd.                                              11,725
  3,000      Johnson Electric Holdings, ADR                                 37,124
    100      Knightsbridge Tankers Ltd.                                        946
    974      Marvell Technology Group Ltd.+                                 33,476
    300      Max Re Capital Ltd.                                             4,491
    200      Orient-Express Hotel Ltd.+                                      2,950
    400      PartnerRe Ltd.                                                 20,444
    400      Platinum Underwriters Holdings, Ltd.                           10,856
    600      RenaissanceRe Holdings Ltd.                                    27,312
    500      Varitronix International Ltd., ADR                              1,908

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   BERMUDA (CONTINUED)
    400      W.P. Stewart & Company Ltd.                               $     8,960
  1,200      Willis Group Holdings Ltd.                                     36,900
                                                                       -----------
                                                                           292,972
                                                                       -----------
   BRAZIL -- 1.1%
    425      Aracruz Celulose SA, ADR                                        8,950
  1,200      Banco Bradesco SA, ADR, PRF                                    22,416
    840      Banco Itau SA, ADR, PRF                                        28,476
    340      Brasil Telecom Participacoes SA, ADR, PRF                      12,733
    700      Brasil Telecom SA, ADR, PRF                                     9,429
    727      Cemig-Companhia Energetica de Minas, ADR                        6,690
  7,400      Centrais Eletricas Brasileiras SA, ADR                         25,535
  1,400      Centrais Eletricas Brasileiras SA, ADR, PRF                     5,392
    400      Companhia Brasileira de Distribuicao Grupo Pao de
               Acucar, ADR, PRF                                              6,136
  1,800      Companhia de Bebidas das Americas, ADR, PRF                    36,630
  1,300      Companhia de Bebidas das Americas, ADR                         23,075
    950      Companhia De Saneamento Basico do Estado de Sao Paulo,
               ADR                                                           8,740
  1,200      Companhia Paranaense de Energia-Copel, ADR                      2,635
  1,000      Companhia Paranaense de Energia-Copel, ADR, PRF                 3,000
    600      Companhia Siderurgica Nacional, ADR                            14,886
  1,950      Companhia Vale do Rio Doce, ADR                                57,704
  1,150      Companhia Vale do Rio Doce, ADR, PRF                           31,466
    991      Embraer Empresa Brasileira de Aeronautica SA, ADR              18,928
    760      Gerdau SA, ADR                                                  8,930
  3,724      Petroleo Brasileiro SA -- Petrobras, ADR, PRF                  66,069
  5,200      Petroleo Brasileiro SA -- Petrobras, ADR, Class A             102,752
    220      Tele Celular Sul Participacoes SA, ADR, PRF                     1,833
    733      Tele Centro Oeste Celular Participacoes SA, ADR, PRF            4,237
    100      Tele Nordeste Celular Participacoes SA, ADR, PRF                1,615
  2,037      Tele Norte Leste Participacoes SA, ADR, PRF                    23,792
    440      Tele Sudeste Celular Participacoes SA, ADR, PRF                 5,412
    200      Telecomunicacoes Brasileiras SA, ADR, PRF                       5,510
    100      Telemig Celular Participacoes SA, ADR, PRF                      2,102
  2,700      Telesp -- Telecomunicacoes de Sao Paulo SA, ADR, PRF           31,131
  2,530      Telesp Celular Participacoes SA, ADR, PRF+                      9,867
    300      Tractebel Energia SA, ADR                                       2,091
    710      Tractebel Energia SA, ADR, Class B, PRF                         8,909
    300      Votorantim Celulose e Papel SA, ADR                             5,756
                                                                       -----------
                                                                           602,827
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CANADA -- 5.1%
    400      Aber Diamond Corporation+                                 $     8,292
  3,600      Abitibi-Consolidated, Inc.                                     23,076
    700      Agnico Eagle Mines Ltd.                                         8,120
  1,000      Agrium, Inc.                                                   10,960
  2,600      Alcan, Inc.                                                    81,354
    300      Alliance Atlantis Communications Corporation+                   4,359
    300      Angiotech Pharmaceuticals, Inc.+                               12,222
  1,900      ATI Technologies, Inc.+                                        19,380
    350      Axcan Pharma, Inc.+                                             4,393
  1,000      Ballard Power Systems, Inc.+                                   13,600
  4,000      Bank of Montreal                                              127,000
  4,400      Barrick Gold Corporation                                       78,760
  7,464      BCE, Inc.                                                     172,493
  1,200      Biovail Corporation+                                           56,472
    400      Boardwalk Equities, Inc.                                        4,540
  1,450      Brascan Corporation                                            35,612
  1,300      Brookfield Properties Corporation                              27,625
    500      Cameco Corporation                                             16,250
  1,300      Canada Life Financial Corporation                              43,160
  3,000      Canadian Imperial Bank of Commerce                            120,300
  1,600      Canadian National Railway Company                              77,216
  1,100      Canadian Natural Resources Ltd.                                43,901
  1,500      Celestica, Inc.+                                               23,640
  2,900      CGI Group, Inc.+                                               17,458
    700      Cognos, Inc.+                                                  18,900
    300      Corus Entertainment, Inc.+                                      5,058
    600      Cott Corporation+                                              12,414
  1,250      CP Railway Ltd.                                                28,250
    725      CP Ships Ltd.                                                  12,129
    400      Creo Products, Inc.+                                            3,360
    300      Decoma International, Inc.                                      2,574
  1,900      Domatar, Inc.                                                  20,995
    200      Dorel Industries, Inc.+                                         5,902
    900      Emera, Inc.                                                    11,584
  1,400      Enbridge, Inc.                                                 49,868
  2,120      Encana Corp                                                    81,344
    100      Fahnestock Viner Holdings, Inc.                                 2,796
    625      Fairmont Hotels & Resorts, Inc.                                14,625
    100      FirstService Corporation+                                       1,550

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   CANADA (CONTINUED)
    208      Fording Canadian Coal Trust                               $     3,769
    300      Four Seasons Hotels, Inc.                                      12,978
    200      Gildan Activewear, Inc., Class A+                               5,264
  1,500      Goldcorp, Inc.                                                 18,000
    300      GSI Lumonics, Inc.+                                             2,022
    100      Hummingbird Ltd.+                                               2,010
    400      Hydrogenics Corporation+                                        1,784
    800      Imperial Oil Ltd.                                              27,936
  1,500      Inco Ltd.+                                                     31,710
    300      Intertape Polymer Group, Inc.+                                  1,785
    400      Intrawest Corporation                                           5,272
    350      Ipsco, Inc.                                                     3,745
    400      Kingsway Financial Services, Inc.+                              4,860
    800      Magna International, Inc., Class A                             53,816
  3,800      Manulife Financial Corporation                                107,198
    400      Masonite International Corporation+                             8,300
  1,100      Mds, Inc.                                                      15,180
  1,000      Methanex Corporation                                           10,689
    900      Moore Wallace, Inc.+                                           13,212
  1,000      Nexen, Inc.                                                    25,300
  1,900      Noranda, Inc.                                                  18,191
 31,400      Nortel Networks Corporation+                                   84,780
    400      North American Palladium Ltd.+                                  1,348
    750      NOVA Chemicals Corporation                                     14,280
    200      Open Text Corporation+                                          5,650
    700      PetoKazakhstan, Inc.+                                           8,743
  2,200      Petro-Canada                                                   87,890
  3,300      Placer Dome, Inc.                                              40,491
    400      Potash Corporation of Saskatchewan                             25,600
  1,600      Power Corporation of Canada                                    49,508
    400      Precision Drilling Corporation+                                15,104
    600      QLT Photo-Therapeutics, Inc.+                                   7,619
    700      Quebecor World, Inc.                                           12,957
    600      Research In Motion Ltd.+                                       12,966
    100      Ritchie Bros. Auctioneers, Inc.+                                3,851
  1,300      Rogers Communications, Inc., Class B                           20,865
    400      Rogers Wireless Communications, Inc.+                           6,760
  5,400      Royal Bank of Canada                                          229,824
    600      Royal Group Technologies Ltd.+                                  4,278
  1,800      Shaw Communications, Inc.                                      24,210

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CANADA (CONTINUED)
  5,000      Sun Life Financial Services of Canada                     $   103,850
  3,700      Suncor Energy, Inc.                                            69,375
  1,070      Talisman Energy, Inc.                                          49,059
  1,420      Teck Cominco Ltd., Class B                                     11,574
  1,315      TELUS Corporation                                              21,698
    700      Tembec, Inc.+                                                   4,208
    300      Tesco Corporation+                                              2,880
    100      Tesma International, Inc., Class A                              1,945
    400      The Descartes Systems Group, Inc.+                                916
  5,300      The Toronto-Dominion Bank                                     147,234
  3,952      TransCanada Corporation                                        69,437
  1,000      Zarlink Semiconductor, Inc.+                                    5,190
                                                                       -----------
                                                                         2,818,643
                                                                       -----------
   CAYMAN ISLANDS -- 0.1%
    300      02Micro International Ltd.+                                     4,833
    300      Apex Silver Mines Ltd.+                                         4,425
    800      Chinadotcom Corporation+                                        6,720
     57      EganaGoldpfeil Holdings, Ltd., ADR                              3,245
    900      Garmin Ltd.+                                                   35,883
    100      Scottish Annuity & Life Holdings, Ltd.                          2,021
                                                                       -----------
                                                                            57,127
                                                                       -----------
   CHANNEL ISLANDS -- 0.1%
  1,800      Amdocs Ltd.+                                                   43,200
    200      Randgold Resources Ltd., ADR+                                   3,400
                                                                       -----------
                                                                            46,600
                                                                       -----------
   CHILE -- 0.3%
    200      AFP Provida, ADR                                                4,806
    989      Banco de Chile, ADR                                            19,335
  1,429      Banco Santander Chile, ADR                                     29,166
    300      BBVA Banco BHIF, ADR                                            4,575
    500      Compania Cervecerias Unidas SA, ADR                             8,045
  1,775      Compania de Telecomunicaciones de Chile SA, ADR                20,945
    150      Cristalerias de Chile, ADR                                      3,787
    700      Distribucion y Servicio D&S SA, ADR                             8,960
    500      Embotelladora Andina SA, ADR, Class A                           3,925
    500      Embotelladora Andina SA, ADR, Class B                           3,845
  2,200      Empresa Nacional Electricidad SA, ADR                          19,822
  1,360      Enersis SA, ADR+                                                5,998

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   CHILE (CONTINUED)
    500      Linea Aerea Nacional Chile SA, ADR                        $     4,000
    300      MASISA SA, ADR                                                  2,355
    100      Quimica Minera Chile SA, ADR                                    2,809
    900      Quinenco SA, ADR                                                5,310
    100      Sociedad Quimica y Minera de Chile SA, ADR, Class A             2,905
    100      Vina Concha Y Toro SA, ADR                                      4,425
                                                                       -----------
                                                                           155,013
                                                                       -----------
   CHINA -- 0.2%
    200      Aluminum Corporation of China Ltd., ADR                         4,448
    400      AsiaInfo Holdings, Inc.+                                        3,280
  1,400      China Petroleum & Chemical Corporation (Sinopec), ADR          33,810
    200      China Southern Airlines Company Ltd., ADR                       2,740
    650      China Telecom Corporation Ltd., ADR                            14,781
    200      Guangshen Railway Company Ltd., ADR                             1,824
    300      Huaneng Power International, ADR                               13,980
  1,400      Petrochina Company Ltd., ADR                                   42,280
    367      Shanghai Chlor-Alkali Chemical Company, ADR+                    1,721
    200      Sinopec Shanghai Petrochemical Company Ltd., ADR                3,866
    200      Yanzhou Coal Mining Company Ltd., ADR                           4,880
                                                                       -----------
                                                                           127,610
                                                                       -----------
   DENMARK -- 0.5%
  6,000      Danske Bank AS, ADR                                           116,845
  2,450      Novo Nordisk AS, ADR                                           84,942
  3,500      TDC A/S, ADR                                                   53,025
                                                                       -----------
                                                                           254,812
                                                                       -----------
   FINLAND -- 1.4%
    400      American Group Ltd., ADR                                        6,114
    350      Instrumentarium Corporation, ADR                               13,311
  1,062      Metso Oyj, ADR                                                  9,685
 39,100      Nokia Oyj, ADR                                                642,413
  5,600      Stora Enso Oyj, ADR                                            63,224
  4,300      UPM-Kymmene Oyj, ADR                                           62,565
                                                                       -----------
                                                                           797,312
                                                                       -----------
   FRANCE -- 9.2%
  3,200      Accor SA, ADR                                                  57,876
 10,293      Alcatel Alsthom Cie Generale D'Electric, ADR                   92,122
  2,300      Alstom, ADR+                                                    7,843
  7,600      Altran Technologies SA, ADR                                     6,746

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   FRANCE (CONTINUED)
  6,478      Aventis SA, ADR                                           $   354,347
 14,400      AXA, SA, ADR                                                  224,784
 14,600      BNP Paribas, ADR                                              370,939
    500      Business Objects SA, ADR+                                      10,975
  5,200      Canal Plus, ADR                                                 5,374
    600      Ciments Francais SA, ADR                                       17,535
    969      Clarins SA, ADR                                                 9,087
    500      Companie Generale de Geophysique SA, ADR+                       2,260
    900      Dassault Systemes SA, ADR                                      29,610
 18,100      France Telecom SA, ADR                                        446,165
  2,500      Gemplus International SA, ADR+                                  6,500
  5,600      Groupe Danone, ADR                                            155,400
  2,500      Havas Advertising SA, ADR                                      11,147
  4,080      L'Air Liquide SA, ADR                                         120,971
  9,300      Lafarge SA                                                    545,564
  4,366      Lafarge SA, ADR                                                67,891
  1,100      Lagardere Group, ADR                                           47,811
  1,300      Pechiney SA, ADR                                               23,374
  2,262      Pernod Ricard, ADR                                             50,457
  2,075      PSA Peugeot Citroen, ADR                                      100,792
  1,550      Publicis Groupe, ADR                                           41,695
  3,300      Rexel                                                         101,538
  1,500      Rhodia SA, ADR                                                  9,645
  8,800      Sanofi-Synthelabo SA, ADR                                     256,520
  1,100      Scor SA, ADR                                                    6,270
 17,500      Societe Generale, ADR                                         221,858
 11,100      Sodexho Alliance                                              300,043
  1,300      Sodexho Alliance SA, ADR                                       34,710
  2,500      Sr Teleperformance                                             37,095
  8,200      Suez SA, ADR                                                  131,200
    775      Technip-Coflexip SA, ADR                                       16,934
  2,240      Thomson Multimedia, ADR                                        34,608
 11,205      TotalFinaElf SA, ADR                                          849,339
  1,300      Valeo SA, ADR                                                  22,542
  1,200      Veolia Environnement, ADR                                      25,032
  8,700      Vivendi Universal SA, ADR                                     160,428
    100      Wavecom SA, ADR+                                                1,205
  3,700      Zodiac SA                                                      90,396
                                                                       -----------
                                                                         5,106,628
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   GERMANY -- 5.8%
 22,300      Allianz AG, ADR                                           $   184,421
  1,150      Altana AG, ADR                                                 71,300
  4,600      BASF AG, ADR                                                  196,052
  6,000      Bayer AG, ADR                                                 138,488
  3,160      Bayerische Hypo- und Vereinsbank AG, ADR                       51,891
    427      Celanese AG                                                    10,248
  4,400      Commerzbank AG, ADR                                            61,642
  1,100      Continental AG, ADR                                            23,091
  8,271      Daimler Chrysler Aerospace AG                                 287,169
  4,700      Deutsche Bank AG, ADR                                         302,774
  3,100      Deutsche Lufthansa AG, ADR                                     36,203
 34,200      Deutsche Telekom AG, ADR                                      519,840
  5,300      E.On AG, ADR                                                  271,625
    500      Epcos AG, ADR+                                                  6,375
  1,703      Fresenius Medical Care AG, ADR                                 27,998
    598      Fresenius Medical Care AG, ADR, PRF                             7,020
    700      Henkel KGaA, ADR                                               39,396
  2,900      Infineon Technologies AG, ADR+                                 27,811
     28      Pfeiffer Vacuum Technology AG, ADR                                756
    100      Puma AG Rudolf Dassler Sport, ADR                               9,841
  4,300      RWE AG, ADR                                                   129,865
 10,204      SAP AG, ADR                                                   298,161
  1,600      Schering AG, ADR                                               77,536
    400      Schwarz Pharma AG, ADR                                         15,457
    500      SGL Carbon AG, ADR+                                             2,500
  7,250      Siemens AG, ADR                                               354,162
 11,400      Volkswagen AG, ADR                                             95,826
                                                                       -----------
                                                                         3,247,448
                                                                       -----------
   GHANA -- 0.0%#
  1,000      Ashanti Goldfields Company Ltd., ADR+                           7,970
                                                                       -----------
   GREECE -- 0.2%
  8,200      Hellenic Telecommunication Organization SA (OTE), ADR          49,200
    600      M.J. Maillis SA, ADR                                            2,053
 10,420      National Bank of Greece SA, ADR                                35,324
    650      STET Hellas Telecommunications SA, ADR                          6,012
                                                                       -----------
                                                                            92,589
                                                                       -----------
   HONG KONG -- 2.8%
    300      Asia Satellite Telecommunications Holdings Ltd., ADR            4,848
 11,848      Bank East Asia Ltd., ADR                                       23,397

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HONG KONG (CONTINUED)
    550      Beijing Enterprises Holdings Ltd., ADR                    $     4,620
  5,400      Cathay Pacific Airways, ADR                                    36,355
 32,100      China Mobile (Hong Kong) Ltd., ADR                            377,817
  8,500      China Resources Enterprise Ltd., ADR                           14,715
 10,200      China Unicom Ltd., ADR                                         70,686
  3,600      Citic Pacific Ltd., ADR                                        32,892
 19,600      CLP Holdings Ltd., ADR                                         85,707
  3,300      Cnooc Ltd., ADR                                                98,010
  2,250      Dairy Farm International Ltd., ADR                             14,063
  5,200      First Pacific Company Ltd., ADR+                                4,534
  4,700      Hang Lung Properties Ltd., ADR                                 21,245
 15,600      Hang Seng Bank Ltd., ADR                                      165,039
  4,600      Henderson Investment Ltd., ADR                                 22,120
 14,000      Henderson Land Development Company Ltd., ADR                   40,215
  1,400      Hong Kong Aircraft Engineering Company Ltd., ADR                4,668
 46,048      Hong Kong and China Gas Ltd., ADR                              58,163
 17,400      Hong Kong Electric Holdings Ltd., ADR                          68,278
  3,700      Hong Kong Land Holdings, ADR                                   23,125
  7,100      Hopewell Holdings Ltd., ADR                                     7,557
  4,200      Hysan Development Ltd., ADR                                     6,948
    800      i-CABLE Communications Ltd., ADR                                4,176
  5,100      Jardine Matheson & Company Ltd., ADR                           31,492
  4,250      Jardine Strategic Holding, ADR                                 23,460
  3,000      Legend Holdings Ltd., ADR                                      20,005
    700      Mandarin Oriental International Ltd., ADR+                      2,870
  4,200      MTR Corporation Ltd., ADR                                      48,204
  9,000      New World Development Company Ltd., ADR                         6,982
  3,839      PCCW Ltd., ADR+                                                23,802
  2,550      SCMP Group Ltd., ADR                                            5,028
    800      Shanghai Industrial Holdings Ltd., ADR                         11,285
  1,550      Shuntak Holdings Ltd., ADR                                      4,224
  1,000      SmarTone Telecommunications Holdings Ltd., ADR                  5,707
 19,600      Sun Hung Kai Properties Ltd., ADR                              99,029
  7,600      Swire Pacific Ltd., ADR, Class A                               33,233
  4,900      Swire Pacific Ltd., ADR, Class B                               17,123
    300      Techtronic Industries Company Ltd., ADR                        10,079
  1,800      Television Broadcasts Ltd., ADR                                12,903
  1,200      Wing Hang Bank Ltd., ADR                                        8,817
                                                                       -----------
                                                                         1,553,421
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   HUNGARY -- 0.1%
  1,700      Magyar Tavkozlesi Vallalat, ADR                           $    29,240
                                                                       -----------
   INDIA -- 0.3%
    600      Dr. Reddy's Laboratories Ltd., ADR                             13,986
    800      HDFC Bank Ltd., ADR                                            13,374
  2,450      ICICI Bank Ltd., ADR                                           17,811
  1,100      Infosys Technologies Ltd., ADR                                 59,015
  2,600      Mahanagar Telephone Nigam Ltd., ADR                            12,695
  1,300      Satyam Computer Services Ltd., ADR                             12,909
  1,200      Videsh Sanchar Nigam Ltd., ADR                                  6,360
  1,900      Wipro Ltd., ADR                                                43,795
                                                                       -----------
                                                                           179,945
                                                                       -----------
   INDONESIA -- 0.1%
    883      PT Indosat, ADR                                                 9,563
  4,140      PT Telekomunikasi Indonesia, ADR                               46,368
  7,150      PT Toba Pulp Lestari Tbk, ADR+                                      0
  1,100      PT Tri Polyta Indonesia, ADR+                                       0
                                                                       -----------
                                                                            55,931
                                                                       -----------
   IRELAND -- 0.7%
  3,500      Allied Irish Banks, ADR                                       104,685
    300      Anglo Irish Bank Corporation Plc, ADR                          26,336
  2,000      Bank of Ireland, ADR                                           97,000
  4,300      CRH, ADR                                                       67,837
  2,900      Elan Corporation Plc, ADR+                                     16,356
    100      ICON Plc, ADR+                                                  3,182
  1,200      Ryanair Holdings Plc, ADR+                                     53,880
    800      Skillsoft Pub Ltd. Co., ADR+                                    4,040
    600      Waterford Wedgwood Plc, ADR                                     1,793
                                                                       -----------
                                                                           375,109
                                                                       -----------
   ISRAEL -- 0.4%
     69      American-Israeli Paper Mills                                    3,182
    300      Blue Square-Israel Ltd., ADR                                    2,931
  2,000      Check Point Software Technologies Ltd.+                        39,100
    200      Delta-Galil Industries Ltd., ADR                                2,800
    900      ECI Telecommunications Ltd.+                                    2,646
    300      Elbit Systems Ltd.                                              5,820
    200      Elron Electronic Industries Ltd.+                               1,892
    200      Given Imaging Ltd.+                                             1,690
    700      Koor Industries Ltd., ADR+                                      2,842

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   ISRAEL (CONTINUED)
    200      M-Systems Flash Disk Pioneers Ltd., ADR+                  $     2,226
    100      Matav-Cable Systems Media Ltd., ADR+                            1,334
    100      NICE-Systems Ltd., ADR+                                         1,504
    300      Orbotech Ltd.+                                                  4,989
  1,500      Partner Communications Company Ltd., ADR+                       7,350
    100      RADWARE Ltd.+                                                   1,713
    200      Taro Pharmaceutical Industries Ltd.+                           10,976
  2,200      Teva Pharmaceutical Industries Ltd., ADR                      125,246
                                                                       -----------
                                                                           218,241
                                                                       -----------
   ITALY -- 2.7%
    772      Benetton Group SpA, ADR                                        16,212
    400      De Rigo SpA, ADR                                                1,404
    100      Ducati Motor Holding SpA, ADR+                                  1,502
  9,900      Enel SpA, ADR                                                 308,088
  6,500      Ente Nazionale Idrocarburi SpA                                494,260
  3,515      Fiat SpA, ADR                                                  25,238
  3,500      Fiat SpA, ADR, PRF                                             15,750
  3,700      Luxottica Group, ADR                                           51,430
    500      Natuzzi SpA, ADR                                                4,010
  5,886      San Paolo-IMI SpA, ADR                                        110,775
  1,700      Telecom Italia SpA, ADR                                        90,100
  4,300      Telecom Italia SpA, ADR, SAV                                  389,752
                                                                       -----------
                                                                         1,508,521
                                                                       -----------
   JAPAN -- 14.2%
  3,300      Advantest Corporation, ADR                                     36,960
 10,000      Aichi Steel Corporation                                        45,138
  6,300      All Nippon Airways Company Ltd., ADR+                          24,135
    700      Alps Electric Company Ltd., ADR                                17,932
  6,000      ANRITSU Corporation                                            32,790
    284      Arisawa Manufacturing Company Ltd., ADR                         6,812
  1,600      Bandai Company Ltd., ADR                                       15,257
    350      Belluna Co., Ltd., ADR                                          7,141
  7,200      Canon, Inc., ADR                                              328,680
  1,000      Cats, Inc.                                                      4,464
    600      CSK Corporation, ADR                                           16,170
  4,000      CSK Corporation                                               109,132
  1,700      Daiei, Inc., ADR+                                               3,842
  1,000      Dainippon Pharmaceutical Co., Ltd.                              6,124

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   JAPAN (CONTINUED)
  1,350      Denso Corporation, ADR                                    $    85,581
  2,450      Eisai Company Ltd., ADR                                        50,398
  4,200      Fuji Photo Film Company Ltd., ADR                             121,002
  2,000      Fuji S Ware Abc                                                35,793
 33,000      Furukawa Electric Co., Ltd.                                   107,930
  2,700      Hitachi Ltd., ADR                                             114,210
 15,900      Honda Motor Company Ltd., ADR                                 302,895
  3,240      Japan Airlines System Corporation, ADR                         35,348
 26,000      Japan Telecom Company Ltd., ADR                                79,035
  1,000      Kaga Electronics Company, Ltd.                                 14,426
 48,000      Kajima Corporation                                            114,138
 26,000      Kanebo Ltd.+                                                   30,804
  2,950      Kawasaki Heavy Industries Ltd., ADR                            12,087
  8,000      Kirin Brewery Company Ltd., ADR                                55,680
  4,800      Kobe Steel Ltd., ADR+                                          19,988
  2,050      Komatsu Ltd., ADR                                              31,414
  6,000      Konami Corporation                                            107,630
  2,300      Kubota Corporation, ADR                                        31,165
  1,600      Kyocera Corporation, ADR                                       91,200
  4,000      Kyodo Printing Co., Ltd.                                       12,615
  1,200      Makita Corporation, ADR                                         9,480
  1,500      Marui Company Ltd., ADR                                        26,658
 20,000      Matsushita Electric Industrial Company Ltd., ADR              201,000
  3,000      Millea Holdings, Inc., ADR                                    115,320
  1,600      MINEBEA Company Ltd., ADR                                      12,685
  6,400      Mitsubishi Corporation, ADR                                    88,798
 50,795      Mitsubishi Tokyo Finance Group, Inc., ADR                     232,641
    600      Mitsui & Company Ltd., ADR                                     59,100
 41,000      Mitsui Engineering & Shipbuilding Company, Ltd.                51,654
  1,200      Mitsui Sumitomo Insurance Company, Ltd., ADR                   55,665
 13,500      NEC Corporation, ADR                                           68,040
  2,000      Nichii Gakkan Company                                         100,121
    500      Nidec Corporation, ADR                                         32,950
  9,200      Nintendo Company Ltd., ADR                                     82,653
 26,000      Nippon Telegraph & Telephone Corporation, ADR                 514,800
  9,000      Nissan Chemical Industries Ltd.                                48,208
 18,450      Nissan Motor Company Ltd., ADR                                349,627
 14,000      Nissho Iwai-Nichimen Holdings Corporation+                     34,225
 16,000      Nomura Holdings, Inc., ADR                                    203,074
 40,950      NTT DoCoMo, Inc., ADR                                         886,694

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   JAPAN (CONTINUED)
    900      OJI Paper Company Ltd., ADR                               $    39,350
  6,000      Okamura Corporation                                            21,826
  2,200      Olympus Optical Company, ADR                                   45,530
 11,000      OMC Card, Inc.+                                                33,682
  1,380      Orix Corporation, ADR                                          38,668
  1,500      Pioneer Corporation, ADR                                       34,155
    600      Q.P. Corporation, ADR                                           9,474
  1,200      Ricoh Company Ltd., ADR                                        98,039
  2,000      Sanix, Inc.                                                    12,332
  3,100      Sanyo Electric Corporation, ADR                                52,855
  2,000      Sanyo Electric Credit Company, Ltd.                            22,778
  9,000      Sega Corporation+                                              64,053
  5,700      Sega Enterprises Ltd., ADR+                                    10,123
  5,800      Sekisui House Ltd., ADR                                        43,956
  3,500      Shiseido Ltd., ADR                                             34,016
  6,000      Skylark Co., Ltd.                                              71,336
 49,000      Sompo Japan Insurance, Inc.                                   267,782
  7,500      Sony Corporation, ADR                                         210,000
  3,900      Sumitomo Metal Industries, ADR                                 26,958
 11,900      Sumitomo Trust & Banking Company Ltd., ADR                     41,129
 11,000      Takara Holdings, Inc.                                          59,472
 13,000      Tanabe Seiyaku Co., Ltd.                                       87,422
  1,100      TDK Corporation, ADR                                           54,010
 73,000      The Sumitomo Trust and Banking Co., Ltd.                      252,764
  2,000      TIS, Inc.                                                      38,380
 32,000      Tomen Corporation+                                             30,971
  1,100      Toray Industries, Inc., ADR                                    25,559
 14,670      Toyota Motor Corporation, ADR                                 759,906
  1,000      Trans Cosmos, Inc.                                             16,019
  1,100      Trend Micro, Inc., ADR+                                        17,160
  1,000      Union Tool Company                                             26,949
    200      Wacoal Corporation, ADR                                         8,050
 12,000      Yaskawa Electronic Corporation+                                48,759
                                                                       -----------
                                                                         7,884,772
                                                                       -----------
   KOREA, REPUBLIC OF -- 0.8%
  2,300      Hanaro Telecom, Inc., ADR+                                      5,566
  2,694      Kookmin Bank, ADR                                              81,494
 10,400      Korea Electric Power Corporation, ADR                          92,664
  4,800      KT Corporation, ADR                                            94,608

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   KOREA, REPUBLIC OF (CONTINUED)
  3,000      Posco, ADR                                                $    78,570
  4,484      SK Telecom Company Ltd., ADR                                   84,568
                                                                       -----------
                                                                           437,470
                                                                       -----------
   LUXEMBOURG -- 0.1%
    408      Espirito Santo Financial Holdings, ADR                          6,569
    300      Quilmes Industrial SA, ADR+                                     3,834
    250      SBS Broadcasting SA+                                            4,462
    450      Stolt-Nielsen SA Plc, ADR                                       2,975
    936      Tenaris SA, ADR                                                23,868
                                                                       -----------
                                                                            41,708
                                                                       -----------
   MALAYSIA -- 0.2%
  8,380      Amsteel Corporation Berhad, ADR+                                  496
 39,500      Resorts World Berhad                                          101,868
                                                                       -----------
                                                                           102,364
                                                                       -----------
   MARSHALL ISLANDS -- 0.0%#
    300      Teekay Shipping Corporation                                    12,870
                                                                       -----------
   MEXICO -- 0.9%
  2,900      Altos Hornos de Mexico SA de CV, ADR+                               0
    100      America Movil SA de CV, ADR, Series A                           1,827
  1,400      America Movil SA de CV, ADR, Series L                          26,250
 15,100      America Telecom SA de CV+                                      28,393
    400      Apasco SA, ADR                                                 15,503
 15,000      Carso Global Telecom, ADR                                      38,220
  2,524      Cemex SA de CV, ADR                                            56,260
    200      Coca-Cola Femsa SA de CV, ADR                                   4,300
    100      Controladora Comercial Mexican SA de CV, ADR                    1,340
    500      Fomento Economico Mexicano SA de CV, ADR                       20,600
    900      Gruma SA, ADR                                                   3,699
    200      Grupo Aeroportuario del Sureste SA, ADR                         2,926
  3,500      Grupo Carso SA, ADR                                            21,220
    200      Grupo Casa Autrey, ADR+                                         2,330
    600      Grupo Continental SA, ADR                                       9,411
    500      Grupo Elektra SA de CV, ADR                                     6,145
  1,900      Grupo Financiero BBVA Bancomer, SA de CV+                      32,189
  5,000      Grupo Financiero Inbursa SA de CV, ADR                         24,367
    200      Grupo Imsa SA, ADR                                              2,580
    200      Grupo Industrial Maseca SA, ADR                                 1,090
    900      Grupo Televisa SA, ADR                                         31,050

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   MEXICO (CONTINUED)
    500      Grupo TMM SA De CV, ADR, Series L+                        $     1,100
    200      Industries Bachoco SA, ADR                                      2,064
  1,000      Kimberly Clark, Inc., ADR                                      13,430
  3,400      Telefono de Mexico SA de CV, ADR, Series L                    106,828
    100      Telefonos de Mexico SA de CV, ADR, Series A                     3,140
  1,500      TY Azteca SA de CV, ADR                                         9,750
  3,800      U.S. Commercial Corp SA de CV, ADR+                             3,135
    800      Vitro Sociedad Anomina, ADR                                     1,672
  1,600      Wal-Mart de Mexico SA de CV, ADR                               47,291
                                                                       -----------
                                                                           518,110
                                                                       -----------
   NETHERLAND ANTILLES -- 0.0%#
    200      Velcro Industries NV                                            2,200
                                                                       -----------
   NETHERLANDS -- 5.6%
 13,628      ABN AMRO Holding, ADR                                         260,159
 11,966      AEGON Insurance, NYR                                          120,139
  2,300      Akzo Nobel, ADR                                                61,295
    400      ASM International NV+                                           5,948
  3,900      ASM Lithography Holdings NV, ADR+                              37,284
  1,067      Buhrmann NV, ADR                                                7,298
    400      Chicago Bridge & Iron Company NV, NYR                           9,072
  1,070      CNH Global NV                                                  10,208
    300      Core Laboratories NV+                                           3,240
  3,100      DSM, ADR                                                       32,679
  2,300      Equant NV, NYR+                                                15,019
 10,550      Fortis NL, ADR                                                181,723
    800      Gucci Group, ADR                                               78,400
  1,600      Heineken NV, ADR                                               56,773
    177      Indigo NV+                                                          0
 16,879      ING Groep NV, ADR                                             295,889
  1,000      Ispat International NV, NYR+                                    4,050
    700      James Hardie Industries NV, ADR                                16,520
    375      KLM Royal Dutch Airlines NV, NYR                                3,172
  5,947      Koninklijke Ahold, ADR                                         49,776
 10,372      Koninklijke Philips Electronics NV, NYR                       198,209
  1,000      New Skies Satellites NV, ADR+                                   5,510
    700      Oce Van Der Griten, ADR                                         7,140
  1,200      QIAGEN NV+                                                      9,744
  3,000      Reed Elsevier NV, ADR                                          71,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   NETHERLANDS (CONTINUED)
 17,000      Royal Dutch Petroleum Company, NYR                        $   792,540
    300      Royal Nedlloyd Group, ADR                                       3,111
 20,319      Royal PTT Nederland+                                          144,874
  7,300      STMicroelectronics NV, NYR                                    151,767
  3,883      TPG NV, ADR                                                    65,778
    700      Trader Classified Media NV, NYR, Class A+                       6,200
  4,700      Unilever NV, ADR                                              253,800
    300      Van der Moolen Holding NV, ADR                                  4,140
  1,976      VNU -- Verenigde Nederlandse Uitgeversbedrijven
               Verengd Bezit, ADR                                           60,880
  4,000      Vodafone Libertel NV, ADR+                                     50,611
  2,300      Wolters Kluwer, ADR                                            27,732
                                                                       -----------
                                                                         3,101,930
                                                                       -----------
   NEW ZEALAND -- 0.1%
    300      Sky Network Television Ltd., ADR+                               7,640
  1,900      Telecommunications of New Zealand Ltd., ADR                    46,284
                                                                       -----------
                                                                            53,924
                                                                       -----------
   NORWAY -- 0.7%
    700      Bergesen d.y. ASA, ADR, Class A                                16,631
    100      Bergesen d.y. ASA, ADR, Class B                                 2,327
  2,150      Norsk Hydro AS, ADR                                           105,673
    300      Odfjell ASA, ADR                                                5,777
  1,800      Orkla ASA, ADR                                                 31,170
    400      Smedvig ASA, ADR                                                2,510
 17,800      Statoil ASA, ADR                                              152,190
  4,900      Telenor ASA, ADR                                               62,475
  1,500      Tomra Systems ASA, ADR                                          6,442
                                                                       -----------
                                                                           385,195
                                                                       -----------
   PERU -- 0.1%
    614      Cementos Lima SA, ADR                                          12,380
    550      Compania de Minas Buenaventura SA, ADR                         16,549
    700      Credicorp Ltd.                                                  6,930
    900      Telefonica del Peru SA, ADR                                     2,565
                                                                       -----------
                                                                            38,424
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PHILIPPINES -- 0.0%#
  1,400      Philippine Long Distance Telephone Company, ADR+          $    15,078
    881      San Miguel Corporation, ADR                                    10,385
                                                                       -----------
                                                                            25,463
                                                                       -----------
   POLAND -- 0.0%#
  1,700      Polski Koncern Naftowy Orlen SA, ADR                           16,524
                                                                       -----------
   PORTUGAL -- 0.4%
  5,316      Banco Comercial Portuges SA, ADR                               47,312
  2,400      Electricidade de Portugal SA, ADR                              52,032
 10,260      Portugal Telecom SA, ADR                                       73,257
  2,800      Vodafone Telecel -- Comunicacoes SA, ADR                       27,384
                                                                       -----------
                                                                           199,985
                                                                       -----------
   RUSSIAN FEDERATION -- 1.4%
    200      Golden Telecom, Inc.+                                           4,488
    800      Irkutskenergo, ADR                                              3,620
  1,700      Lukoil, ADR                                                   134,300
  1,700      Mining and Metallurgical Company Norilsk Nickel, ADR           58,140
    800      Mobile Telesystems, ADR+                                       47,200
  2,300      Mosenergo, ADR                                                 16,882
  1,000      Rostelecom, ADR                                                10,390
  3,900      Sibneft-Siberian Oil Co., ADR                                 102,180
  5,800      Surgutneftegaz, ADR                                           120,350
    600      Surgutneftegaz, ADR, PRF                                       15,240
    900      Tatneft, ADR                                                   17,109
  3,300      Unified Energy Systems, ADR                                    88,275
    400      Vimpel -- Communications, ADR+                                 18,576
    400      Wimm-Bill-Dann Foods OJSC, ADR+                                 8,120
  2,800      YUKOS, ADR                                                    156,800
                                                                       -----------
                                                                           801,670
                                                                       -----------
   SINGAPORE -- 0.7%
    800      ASE Test Ltd.+                                                  4,400
  2,000      Chartered Semiconductor Manufacturing, ADR+                    10,300
  6,500      City Developments Ltd., ADR                                    16,388
    700      Creative Technology Ltd.                                        5,538
  1,000      Cycle & Carriage Ltd., ADR                                      5,610
  2,953      DBS Group Holdings Ltd., ADR                                   69,087
  4,200      Flextronics International Ltd.+                                43,638
  3,175      Keppel Corporation Ltd., ADR                                   17,669

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   SINGAPORE (CONTINUED)
  2,400      Neptune Orient Lines Ltd., ADR+                           $     8,068
 14,500      Singapore Telecommunications Ltd., ADR                        124,332
    800      St Assembly Test Services Ltd., ADR+                            8,000
  6,400      United Overseas Bank Ltd., ADR                                 90,129
  1,250      United Overseas Land Ltd., ADR                                  5,963
                                                                       -----------
                                                                           409,122
                                                                       -----------
   SOUTH AFRICA -- 0.6%
  1,850      AngloGold Ltd., ADR                                            59,015
    600      Avgold Ltd., ADR+                                               6,112
  1,300      Bidvest Group Ltd., ADR                                        14,887
  1,500      Harmony Gold Mining Company Ltd., ADR                          20,205
  1,797      Imperial Holdings Ltd., ADR                                    12,825
  3,650      Iscor Ltd., ADR                                                 7,776
  1,400      Johnnic Holdings Ltd., ADR                                      1,799
  2,400      Kumba Resources Ltd., ADR                                       9,619
  2,200      Liberty Group Ltd., ADR                                        14,823
 14,779      MTN Group Ltd.+                                                32,039
    250      Naspers Ltd., ADR+                                              8,670
  1,100      Nedcor Ltd., ADR                                               26,219
  1,900      Sappi Ltd., ADR                                                23,465
  5,500      Sasol Ltd., ADR                                                62,040
  1,125      Telkom South Africa Ltd., ADR+                                 23,400
  4,000      Venfin Ltd., ADR+                                               8,948
                                                                       -----------
                                                                           331,842
                                                                       -----------
   SPAIN -- 2.7%
  1,100      Alpargatas S.A.I.C., ADR+                                           0
 26,033      Banco Bilbao Vizcaya Argentaria SA, ADR                       273,086
 38,860      Banco Santander Central Hispano SA, ADR                       342,745
    600      Bankinter SA, ADR                                              21,311
  7,400      Corporacion Mapfre SA, ADR                                     15,806
  8,600      Endesa SA, ADR                                                140,180
    500      NH Hoteles SA, ADR+                                            10,519
  9,950      Repsol, ADR                                                   160,891
 13,416      Telefonica de Espana SA                                       463,791
  2,500      Telefonica Moviles SA, ADR                                     20,375
  1,800      Telepizza SA, ADR+                                              2,191
  5,000      Terra Networks SA, ADR+                                        30,000
                                                                       -----------
                                                                         1,480,895
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   SWEDEN -- 1.4%
  1,166      Atlas Copco AB, ADR, Class A                              $    29,496
  1,200      Atlas Copco AB, ADR, Class B                                   28,183
    800      Autoliv, Inc.                                                  21,664
     50      Biacore International AB, ADR                                   1,085
  1,300      Electrolux AB, ADR                                             51,662
  4,300      Forenings Sparbanken AB, ADR                                   59,357
    800      Industriforvaltnings AB Kinnevik, ADR                          13,808
    400      Modern Times Group MTG AB, ADR+                                 6,082
  2,150      Sandvik AB, ADR                                                56,268
    700      SKF AB, ADR                                                    20,433
  1,600      Svenska Cellulosa AB, ADR                                      54,666
    300      Swedish Match Company, ADR                                     22,992
    200      Tele2 AB, ADR, Class A+                                         7,283
  1,000      Tele2 AB, ADR, Class B+                                        37,195
 12,615      Telefonaktiebolaget LM Ericsson, ADR+                         134,098
  7,594      TeliaSonera AB, ADR                                           156,733
  2,500      Volvo AB, ADR                                                  55,225
                                                                       -----------
                                                                           756,230
                                                                       -----------
   SWITZERLAND -- 6.3%
  9,700      ABB Ltd., ADR+                                                 32,786
  6,100      Adecco SA, ADR                                                 63,745
    550      Alcon, Inc.                                                    25,135
  1,000      Centerpulse Ltd., ADR                                          27,000
  1,100      Ciba Specialty Chemicals AG, ADR                               33,605
  4,100      Compagnie Financiere Richemont AG, ADR                         66,289
    700      Converium Holding AG, ADR                                      16,380
  9,700      Credit Suisse Group, ADR                                      255,293
  3,300      Holcim Ltd., ADR                                               60,967
    400      Logitech International SA, ADR+                                15,064
 12,600      Nestle, ADR                                                   649,981
 20,132      Novartis, ADR                                                 801,455
  5,500      Roche Holdings Ltd., ADR                                      431,420
  3,700      Serono SA, ADR                                                 53,872
  2,600      Swiss Re, ADR                                                 144,056
  5,400      Swisscom AG, ADR                                              153,036
  4,094      Syngenta AG, ADR                                               41,513

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   SWITZERLAND (CONTINUED)
  9,390      UBS AG                                                    $   520,206
 11,624      Zurich Financial Services AG, ADR                             138,592
                                                                       -----------
                                                                         3,530,395
                                                                       -----------
   TAIWAN -- 0.7%
  5,289      Advanced Semiconductor Engineering, Inc., ADR+                 15,497
  3,300      Au Optronics Corporation, ADR                                  22,836
  3,058      Macronix International Co., Ltd., ADR                           6,361
  3,096      Siliconware Precision Industries Company, ADR+                  9,907
 23,764      Taiwan Semiconductor Manufacturing Company, ADR               239,541
 25,231      United Microelectronics Corporation, ADR                       94,616
                                                                       -----------
                                                                           388,758
                                                                       -----------
   THAILAND -- 0.1%
 23,900      Advanced Information Services PCL, ADR                         34,679
 11,600      Charoen Pokphand Foods PCL, ADR                                 4,746
  5,940      Shin Corporations PCL, ADR                                     10,851
                                                                       -----------
                                                                            50,276
                                                                       -----------
   TURKEY -- 0.1%
  3,250      Anadolu Efes Biracilik Ve Malt Sanayii                         12,952
  1,679      Turkcell Iletisim Hizmetleri AS, ADR+                          28,375
                                                                       -----------
                                                                            41,327
                                                                       -----------
   UNITED KINGDOM -- 22.3%
  5,900      Abbey National Plc, ADR                                        91,614
    100      Acambis Plc, ADR+                                               6,084
  2,225      Allied Domecq Plc, ADR                                         49,052
  1,100      Amersham Plc, ADR                                              42,240
  3,200      Amvescap Plc, ADR                                              44,736
  2,700      ARM Holdings Plc, ADR+                                          9,207
 13,936      AstraZeneca Plc, ADR                                          568,171
 15,200      AstraZeneca Plc                                               610,515
    420      Autonomy Corporation Plc, ADR+                                  6,193
  8,600      BAA Plc, ADR                                                   69,608
  6,200      BAE Systems Plc, ADR                                           58,316
 13,400      Barclays Plc, ADR                                             400,928
    200      Bespak Plc, ADR                                                 1,262
  5,692      BG Group Plc, ADR                                             128,867
 10,086      BHP Billiton Plc, ADR                                         106,184
  2,000      BOC Group Plc, ADR                                             52,480
  1,700      Bookham Technology Plc, ADR+                                    2,431

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
 30,400      BP Plc                                                    $ 1,277,408
    900      British Airways Plc, ADR+                                      23,040
  8,791      British American Tobacco Plc, ADR                             199,380
  3,950      British Sky Broadcasting Group Plc, ADR+                      178,145
  7,100      BT Group Plc, ADR                                             238,986
    700      Bunzl Plc, ADR                                                 24,773
  6,468      Cable & Wireless Plc, ADR                                      35,380
  4,200      Cadbury Schweppes Plc, ADR                                    101,556
    300      Cambridge Antibody Technology Group Plc, ADR+                   2,694
  1,100      Carlton Communications Plc, ADR                                13,310
  1,664      Carnival Plc, ADR                                              50,669
  1,100      Celltech Group Plc, ADR+                                       12,232
  2,850      Coats Viyella Plc, ADR                                          7,901
  3,100      COLT Telecom Group Plc, ADR+                                   12,803
 18,100      Compass Group Plc, ADR                                         97,592
  3,100      Cookson Group Plc, ADR+                                         6,266
110,500      Corus Group Plc+                                               27,397
  2,500      Corus Group Plc, ADR+                                           5,950
  6,283      Diageo Plc, ADR                                               274,944
  5,290      Dixons Group Plc, ADR                                          34,567
  1,100      Eidos Plc, ADR+                                                 2,442
  3,225      EMI Group Plc, ADR                                             12,985
    850      Enodis Plc, ADR+                                                2,359
  9,600      Eurotunnel Plc, ADR+                                           14,111
    412      Galen Holdings Plc, ADR                                        14,420
  1,300      Gallaher Group Plc, ADR                                        51,480
  6,000      Gkn Plc, ADR                                                   22,030
 24,536      GlaxoSmithKline Plc, ADR                                      994,689
  8,200      GUS Plc, ADR                                                   91,876
  1,225      Hanson Trust Plc, ADR                                          34,618
 10,400      HBOS Plc, ADR                                                 403,894
  6,400      Hilton Group Plc, ADR                                          38,864
 17,553      HSBC Holdings Plc, ADR                                      1,037,558
 42,100      Imperial Chemical Industries Plc                               85,418
  2,400      Imperial Chemical Industries Plc, ADR                          19,920
  2,925      Imperial Tobacco Group Plc, ADR                               104,545
  9,588      Intercontinental Hotels Group Plc, ADR+                        69,992
    880      International Power Plc, ADR+                                  18,709
 14,280      Invensys Plc, ADR                                               9,662

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   UNITED KINGDOM (CONTINUED)
  3,900      J Sainsbury Plc, ADR                                      $    65,385
    300      J.D. Wetherspoon Plc, ADR                                       5,792
    900      Johnson Matthey Plc, ADR                                       26,227
    700      Kidde Plc, ADR                                                  9,818
 10,609      Kingfisher Plc, ADR                                            98,133
 10,600      Legal & General Group Plc, ADR                                 73,464
 11,300      Lloyds TSB Group Plc, ADR                                     320,908
  1,186      Lonmin Plc, ADR                                                14,913
  3,080      Marks & Spencer Group Plc, ADR                                 96,287
    200      MERANT Plc, ADR+                                                2,130
  9,588      Mitchells & Butlers Plc, ADR+                                  39,503
  7,100      mmO2 Plc, ADR+                                                 65,533
  5,070      National Grid Group Plc, ADR                                  172,938
    400      NDS Group Plc, ADR+                                             6,196
  7,100      New Look Group Plc                                             30,337
  3,500      Novar Plc, ADR                                                  7,075
    900      Oxford GlycoSciences Plc, ADR+                                  2,715
  6,500      Pearson Plc, ADR                                               60,709
  3,000      Peninsular & Oriental Steam Plc, ADR                           23,267
  1,450      Premier Farnell Plc, ADR                                        9,962
  1,300      Premier Oil Plc, ADR+                                           6,704
  8,128      Prudential Plc, ADR                                            98,446
  2,400      Rank Group Plc, ADR                                            19,896
  2,600      Reed Elsevier Plc, ADR                                         87,594
 65,200      Rentokil Initial Plc                                          203,953
  3,000      Rentokil Initial Plc, ADR                                      46,843
  1,953      Reuters Group Plc, ADR                                         34,334
    722      Rexam Plc, ADR                                                 22,696
  2,200      Rio Tinto Plc, ADR                                            168,410
  2,600      Rolls-Royce Plc, ADR                                           27,512
  2,300      Royal & Sun Alliance Insurance Group Plc, ADR                  26,289
  8,094      SABMiller Plc, ADR                                             54,804
    700      Scottish & Southern Energy Plc, ADR                            72,078
  3,800      Scottish Power Plc, ADR                                        92,378
 13,200      Shell Transportation & Trading Plc, ADR                       526,020
  1,320      Shire Pharmaceuticals Group Plc, ADR+                          26,004
123,600      Siebe Plc                                                      41,881
    500      Signet Group Plc, ADR                                          22,205
    500      SkyePharma Plc, ADR+                                            5,600
    800      Smith & Nephew Plc, ADR                                        46,400

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
  1,950      Spirent Plc, ADR                                          $     3,315
  1,000      Tate & Lyle Plc, ADR                                           22,607
    200      Taylor Nelson Sofres Plc, ADR                                   8,317
 19,600      Tesco Plc, ADR                                                212,734
  1,600      Tomkins Plc, ADR                                               24,176
    700      Tommy Hilfiger Corporation+                                     6,468
  1,200      Trinity Mirror Plc, ADR                                        17,010
  5,953      Unilever Plc, NYR                                             191,091
  2,749      United Business Media Plc, ADR                                 13,745
  2,300      United Utilities Plc, ADR                                      46,000
 55,323      Vodafone Group Plc, ADR                                     1,087,097
    100      Wembley Plc, ADR                                                4,112
    900      Wolseley Plc, ADR                                              49,770
  1,900      WPP Group Plc, ADR                                             76,133
                                                                       -----------
                                                                        12,426,367
                                                                       -----------
   UNITED STATES -- 0.0%#
    300      Alderwoods Group, Inc.+                                         1,638
    250      Genesis Microchip, Inc.+                                        3,385
    200      InterTAN, Inc.+                                                 1,640
    430      Magna Entertainment Corporation, Class A+                       2,150
    400      Mettler-Toledo International, Inc.+                            14,660
                                                                       -----------
                                                                            23,473
                                                                       -----------
   VENEZUELA -- 0.0%#
    500      C.A. La Electricidad de Caracas, ADR                            2,816
    442      Compania Anonima Nacional Telefonos de Venezuela, ADR           5,520
                                                                       -----------
                                                                             8,336
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $48,279,176)                                                   52,711,233
                                                                       -----------
RIGHTS -- 0.0%#
   (Cost $0)
   FRANCE -- 0.0%#
  9,300      Lafarge, expires 07/02/03, (exercise price: EUR
               41.00)+                                                      25,139
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
OTHER INVESTMENTS*
   (Cost $8,126,924)                                       14.6%        $ 8,126,924
                                                          -----         -----------
TOTAL INVESTMENTS
   (Cost $56,406,100)                                     109.3%         60,863,296
OTHER ASSETS AND LIABILITIES (NET)                         (9.3)         (5,166,302)
                                                          -----         -----------
NET ASSETS                                                100.0%        $55,696,994
                                                          =====         ===========

------------

* As June 30, 2003, the market value of the securities on loan is $7,909,472. Collateral received for securities loaned of $8,126,924 is invested in 8,126,924 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+  Non-income producing security.

#  Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR -- American Depositary Receipt
EUR -- Euro Currency
NYR -- New York Registered Shares
PRF -- Preference Shares
SAV -- Savings Shares

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

At June 30, 2003 industry diversification of the Munder International Equity Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS:
Banks................................................       13.1%        $ 7,309,492
Oil & Gas............................................       10.3           5,718,509
Diversified Telecommunication Services...............        8.2           4,590,994
Pharmaceuticals......................................        6.7           3,757,634
Wireless Telecommunication Services..................        5.1           2,828,965
Industrial Conglomerates.............................        4.2           2,348,532
Automobiles..........................................        3.6           2,002,987
Diversified Financials...............................        3.4           1,920,068
Insurance............................................        3.1           1,752,880
Electric Utilities...................................        3.0           1,693,477
Metals & Mining......................................        2.7           1,497,008
Food Products........................................        2.6           1,460,923
Media................................................        2.5           1,376,359
Household Durables...................................        1.8             996,386
Chemicals............................................        1.8             987,484
Communications Equipment.............................        1.6             878,302
Construction Materials...............................        1.6             865,840
Beverages............................................        1.5             824,186
Hotels, Restaurants & Leisure........................        1.4             773,137
Semiconductor Equipment & Products...................        1.3             704,483
Software.............................................        1.1             590,218
Electronic Equipment & Instruments...................        1.0             539,491
Food & Drug Retailing................................        0.8             465,923
Office Electronics...................................        0.8             433,859
Tobacco..............................................        0.7             378,397
Commercial Services & Supplies.......................        0.7             372,726
Machinery............................................        0.6             350,411
Paper & Forest Products..............................        0.6             318,947
Electrical Equipment.................................        0.6             313,401
Financial Services...................................        0.5             275,541
Airlines.............................................        0.5             268,741
Real Estate..........................................        0.5             268,683
Health Care Equipment & Supplies.....................        0.5             263,043
Information Technology Consulting & Services.........        0.4             236,530
Trading Companies & Distributors.....................        0.4             228,639
Business Services....................................        0.4             225,779
Telecommunications Services..........................        0.4             212,573

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS (CONTINUED)
Multi-Utilities & Unregulated Power..................        0.3%        $   195,909
Auto Components......................................        0.3             167,832
Leisure Time.........................................        0.3             158,299
Leisure Equipment & Products.........................        0.3             142,373
Gas Utilities........................................        0.2             141,880
Computers & Peripherals..............................        0.2             136,753
Containers & Packaging...............................        0.2             130,106
Textiles, Apparel & Luxury Goods.....................        0.2             129,672
Road & Rail..........................................        0.2             127,244
Construction & Engineering...........................        0.2             123,210
Aerospace & Defense..................................        0.2             110,576
Marine...............................................        0.2             101,957
Transportation Infrastructure........................        0.2              97,672
Specialty Retail.....................................        0.2              95,399
Biotechnology........................................        0.2              94,960
Industrial Machinery.................................        0.2              93,535
Multiline Retail.....................................        0.2              90,715
Aerospace............................................        0.2              90,396
Internet Software & Services.........................        0.2              86,463
Air Freight & Logistics..............................        0.1              77,722
Personal Products....................................        0.1              73,907
Health Care Providers & Services.....................        0.1              57,347
Energy Equipment & Services..........................        0.1              53,476
Communication Services...............................        0.1              50,308
Retail...............................................        0.0#             33,581
Building Products....................................        0.0#             13,590
Coal.................................................        0.0#              3,769
Waste Management.....................................        0.0#              2,034
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       94.7          52,711,233
RIGHTS...............................................        0.0#             25,139
OTHER INVESTMENTS....................................       14.6           8,126,924
                                                           -----         -----------
TOTAL INVESTMENTS....................................      109.3          60,863,296
OTHER ASSETS AND LIABILITIES (NET)...................       (9.3)         (5,166,302)
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $55,696,994
                                                           =====         ===========

------------

#  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value* (see accompanying schedule)..........  $60,863,296
Foreign currency, at value..................................      210,348
Dividends receivable........................................      418,071
Receivable for investment securities sold...................   23,919,798
Receivable for Fund shares sold.............................        8,293
Prepaid expenses and other assets...........................       34,764
                                                              -----------
      Total Assets..........................................   85,454,570
                                                              -----------
LIABILITIES:
Due to custodian............................................    2,575,250
Payable for Fund shares redeemed............................   18,529,244
Payable for investment securities purchased.................      360,282
Payable upon return of securities loaned....................    8,126,924
Investment advisory fees payable............................       48,499
Custody fees payable........................................       16,588
Trustees' fees and expenses payable.........................       14,877
Transfer agency/record keeping fees payable.................       11,954
Shareholder servicing fees payable..........................        9,116
Administration fees payable.................................        8,370
Distribution fees payable...................................        2,801
Accrued expenses and other payables.........................       53,671
                                                              -----------
      Total Liabilities.....................................   29,757,576
                                                              -----------
NET ASSETS..................................................  $55,696,994
                                                              ===========
Investments, at cost........................................  $56,406,100
                                                              ===========
Foreign currency, at cost...................................  $   209,869
                                                              ===========

------------

*  Including $7,909,472 of securities loaned.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $    949,285
Accumulated net realized loss on investments sold...........   (18,143,790)
Net unrealized appreciation of investments..................     4,458,980
Paid-in capital.............................................    68,432,519
                                                              ------------
                                                              $ 55,696,994
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  3,849,117
                                                              ============
Class B Shares..............................................  $    812,062
                                                              ============
Class C Shares..............................................  $  1,269,796
                                                              ============
Class K Shares..............................................  $ 22,581,095
                                                              ============
Class Y Shares..............................................  $ 27,184,924
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       383,231
                                                              ============
Class B Shares..............................................        83,492
                                                              ============
Class C Shares..............................................       129,269
                                                              ============
Class K Shares..............................................     2,247,936
                                                              ============
Class Y Shares..............................................     2,680,962
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $10.04
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $10.62
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.73
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.82
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.05
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.14
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     9,670
Dividends(a)................................................    2,234,898
Securities lending..........................................       97,714
                                                              -----------
      Total Investment Income...............................    2,342,282
                                                              -----------
Distribution and shareholder servicing fees:
  Class A Shares............................................       13,634
  Class B Shares............................................        9,385
  Class C Shares............................................       13,795
Shareholder servicing fees:
  Class K Shares............................................      120,113
Investment advisory fees....................................      644,673
Custody fees................................................      154,482
Administration fees.........................................      116,628
Transfer agency/record keeping fees.........................       61,105
Legal and audit fees........................................       57,433
Registration and filing fees................................       35,760
Trustees' fees and expenses.................................       20,542
Other.......................................................       36,990
                                                              -----------
      Total Expenses........................................    1,284,540
Fees waived by transfer agent...............................       (2,160)
                                                              -----------
Net Expenses................................................    1,282,380
                                                              -----------
NET INVESTMENT INCOME.......................................    1,059,902
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
  Security transactions.....................................   (8,217,400)
  Foreign currency-related transactions.....................      (15,295)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    1,482,816
  Foreign currency-related transactions.....................          271
                                                              -----------
Net realized and unrealized loss on investments.............   (6,749,608)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(5,689,706)
                                                              ===========

------------

(a) Net of foreign withholding taxes of $230,438.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $  1,059,902     $  1,236,290
Net realized loss on investments sold...............    (8,232,695)      (8,614,272)
Net change in unrealized appreciation/(depreciation)
  of investments....................................     1,483,087      (10,055,646)
                                                      ------------     ------------
Net decrease in net assets resulting from
  operations........................................    (5,689,706)     (17,433,628)
Dividends to shareholders from net investment
  income:
  Class A Shares....................................       (69,504)         (15,374)
  Class B Shares....................................        (5,240)            (989)
  Class C Shares....................................        (7,410)          (1,208)
  Class K Shares....................................      (517,114)        (218,398)
  Class Y Shares....................................      (379,151)        (206,502)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares....................................    (1,580,396)      (2,184,343)
  Class B Shares....................................      (377,494)        (626,722)
  Class C Shares....................................      (428,409)      (1,328,920)
  Class K Shares....................................   (36,532,556)      (7,315,475)
  Class Y Shares....................................    (9,256,666)      (2,628,057)
Shareholder transaction fees........................            --           10,478
                                                      ------------     ------------
Net decrease in net assets..........................   (54,843,646)     (31,949,138)
NET ASSETS:
Beginning of year...................................   110,540,640      142,489,778
                                                      ------------     ------------
End of year.........................................  $ 55,696,994     $110,540,640
                                                      ============     ============
Undistributed net investment income.................  $    949,285     $    785,817
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 78,571,958     $ 74,286,963
Issued as reinvestment of dividends..................        36,121           12,316
Redeemed.............................................   (80,188,475)     (76,483,622)
                                                       ------------     ------------
Net decrease.........................................  $ (1,580,396)    $ (2,184,343)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $    286,437     $    396,926
Issued as reinvestment of dividends..................         3,454              630
Redeemed.............................................      (667,385)      (1,024,278)
                                                       ------------     ------------
Net decrease.........................................  $   (377,494)    $   (626,722)
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  2,582,316     $  4,067,936
Issued as reinvestment of dividends..................         2,314              417
Redeemed.............................................    (3,013,039)      (5,397,273)
                                                       ------------     ------------
Net decrease.........................................  $   (428,409)    $ (1,328,920)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $  7,095,534     $ 20,842,941
Issued as reinvestment of dividends..................           337              116
Redeemed.............................................   (43,628,427)     (28,158,532)
                                                       ------------     ------------
Net decrease.........................................  $(36,532,556)    $ (7,315,475)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  4,498,174     $  7,054,592
Issued as reinvestment of dividends..................        16,264            7,133
Redeemed.............................................   (13,771,104)      (9,689,782)
                                                       ------------     ------------
Net decrease.........................................  $ (9,256,666)    $ (2,628,057)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................     8,670,054        6,872,308
Issued as reinvestment of dividends..................         4,084            1,216
Redeemed.............................................    (8,820,753)      (7,061,986)
                                                         ----------       ----------
Net decrease.........................................      (146,615)        (188,462)
                                                         ==========       ==========
CLASS B SHARES:
Sold.................................................        32,116           36,275
Issued as reinvestment of dividends..................           402               67
Redeemed.............................................       (75,210)         (96,146)
                                                         ----------       ----------
Net decrease.........................................       (42,692)         (59,804)
                                                         ==========       ==========
CLASS C SHARES:
Sold.................................................       297,026          366,369
Issued as reinvestment of dividends..................           266               44
Redeemed.............................................      (342,997)        (482,937)
                                                         ----------       ----------
Net decrease.........................................       (45,705)        (116,524)
                                                         ==========       ==========
CLASS K SHARES:
Sold.................................................       787,918        1,934,852
Issued as reinvestment of dividends..................            38               11
Redeemed.............................................    (4,529,591)      (2,588,690)
                                                         ----------       ----------
Net decrease.........................................    (3,741,635)        (653,827)
                                                         ==========       ==========
CLASS Y SHARES:
Sold.................................................       494,060          647,206
Issued as reinvestment of dividends..................         1,824              690
Redeemed.............................................    (1,466,292)        (874,436)
                                                         ----------       ----------
Net decrease.........................................      (970,408)        (226,540)
                                                         ==========       ==========

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                               A SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period..............................   $10.52       $12.15     $18.06     $ 16.21      $ 15.03
                                        ------       ------     ------     -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss).........     0.11         0.11       0.08        0.25         0.20
Net realized and unrealized
 gain/(loss) on investments..........    (0.49)       (1.70)     (4.66)       3.47         1.38
                                        ------       ------     ------     -------      -------
Total from investment operations.....    (0.38)       (1.59)     (4.58)       3.72         1.58
                                        ------       ------     ------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................    (0.10)       (0.04)     (0.10)      (0.28)       (0.17)
Distributions in excess of net
 investment income...................       --           --         --          --           --
Distributions from net realized
 gains...............................       --           --      (1.23)      (1.59)       (0.23)
                                        ------       ------     ------     -------      -------
Total distributions..................    (0.10)       (0.04)     (1.33)      (1.87)       (0.40)
                                        ------       ------     ------     -------      -------
Net asset value, end of period.......   $10.04       $10.52     $12.15     $ 18.06      $ 16.21
                                        ======       ======     ======     =======      =======
TOTAL RETURN(B)......................    (3.38)%     (13.11)%   (26.58)%     23.86%       10.80%
                                        ======       ======     ======     =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................   $3,849       $5,576     $8,728     $10,946      $16,024
Ratio of operating expenses to
 average net assets..................     1.56%        1.38%      1.38%       1.30%        1.29%
Ratio of net investment income/(loss)
 to average net assets...............     1.17%        0.98%      0.62%       1.44%        1.33%
Portfolio turnover rate..............       31%          22%        27%         18%          23%
Ratio of operating expenses to
 average net assets without expense
 waivers.............................     1.56%        1.38%      1.38%       1.30%        1.29%

------------

(a) The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
    $    10.21      $11.84      $17.68       $15.97        $14.83
    ----------      ------      ------       ------        ------
          0.04        0.02       (0.02)        0.12          0.05
         (0.47)      (1.64)      (4.54)        3.36          1.42
    ----------      ------      ------       ------        ------
         (0.43)      (1.62)      (4.56)        3.48          1.47
    ----------      ------      ------       ------        ------
         (0.05)      (0.01)      (0.05)       (0.13)        (0.10)
            --          --          --        (0.05)           --
            --          --       (1.23)       (1.59)        (0.23)
    ----------      ------      ------       ------        ------
         (0.05)      (0.01)      (1.28)       (1.77)        (0.33)
    ----------      ------      ------       ------        ------
    $     9.73      $10.21      $11.84       $17.68        $15.97
    ==========      ======      ======       ======        ======
         (4.17)%    (13.64)%    (27.10)%      22.51%        10.08%
    ==========      ======      ======       ======        ======
    $      812      $1,289      $2,201       $3,211        $1,104
          2.31%       2.13%       2.13%        2.05%         2.04%
          0.42%       0.23%      (0.13)%       0.69%         0.34%
            31%         22%         27%          18%           23%
          2.31%       2.13%       2.13%        2.05%         2.04%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                               C SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period..............................   $10.31       $11.95     $17.86      $16.09       $14.95
                                        ------       ------     ------      ------       ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income................     0.04         0.02       0.04        0.12         0.05
Net realized and unrealized
 gain/(loss) on investments..........    (0.48)       (1.65)     (4.67)       3.42         1.42
                                        ------       ------     ------      ------       ------
Total from investment operations.....    (0.44)       (1.63)     (4.63)       3.54         1.47
                                        ------       ------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................    (0.05)       (0.01)     (0.05)      (0.13)       (0.10)
Distributions in excess of net
 investment income...................       --           --         --       (0.05)          --
Distributions from net realized
 gains...............................       --           --      (1.23)      (1.59)       (0.23)
                                        ------       ------     ------      ------       ------
Total distributions..................    (0.05)       (0.01)     (1.28)      (1.77)       (0.33)
                                        ------       ------     ------      ------       ------
Net asset value, end of period.......   $ 9.82       $10.31     $11.95      $17.86       $16.09
                                        ======       ======     ======      ======       ======
TOTAL RETURN(B)......................    (4.23)%     (13.67)%   (27.12)%     22.66%       10.07%
                                        ======       ======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)..............................   $1,270       $1,805     $3,483      $3,977       $2,111
Ratio of operating expenses to
 average net assets..................     2.31%        2.13%      2.13%       2.05%        2.04%
Ratio of net investment income/(loss)
 to average net assets...............     0.42%        0.23%     (0.13)%      0.69%        0.36%
Portfolio turnover rate..............       31%          22%        27%         18%          23%
Ratio of operating expenses to
 average net assets without expense
 waivers.............................     2.31%        2.13%      2.13%       2.05%        2.04%

------------

(a) The Munder International Equity Fund Class C Shares and Class K Shares commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             K SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
     $ 10.53       $ 12.14      $ 18.03     $  16.22      $  15.03
     -------       -------      -------     --------      --------
        0.11          0.11         0.09         0.25          0.16
       (0.49)        (1.68)       (4.65)        3.43          1.43
     -------       -------      -------     --------      --------
       (0.38)        (1.57)       (4.56)        3.68          1.59
     -------       -------      -------     --------      --------
       (0.10)        (0.04)       (0.10)       (0.28)        (0.17)
          --            --           --           --            --
          --            --        (1.23)       (1.59)        (0.23)
     -------       -------      -------     --------      --------
       (0.10)        (0.04)       (1.33)       (1.87)        (0.40)
     -------       -------      -------     --------      --------
     $ 10.05       $ 10.53      $ 12.14     $  18.03      $  16.22
     =======       =======      =======     ========      ========
       (3.48)%      (12.96)%     (26.51)%      23.51%        10.94%
     =======       =======      =======     ========      ========
     $22,581       $63,082      $80,634     $118,766      $106,106
        1.56%         1.38%        1.38%        1.30%         1.29%
        1.17%         0.98%        0.62%        1.44%         1.09%
          31%           22%          27%          18%           23%
        1.56%         1.38%        1.38%        1.30%         1.29%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                               Y SHARES
                                      -----------------------------------------------------------
                                            YEAR         YEAR      YEAR         YEAR         YEAR
                                           ENDED        ENDED     ENDED        ENDED        ENDED
                                      6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                      -----------------------------------------------------------
Net asset value, beginning of
 period.............................. $    10.62    $ 12.23     $ 18.16    $ 16.32      $ 15.10
                                      ----------    -------     -------    -------      -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income................       0.13       0.13        0.15       0.30         0.19
Net realized and unrealized
 gain/(loss) on investments..........      (0.49)     (1.69)      (4.72)      3.44         1.46
                                      ----------    -------     -------    -------      -------
Total from investment operations.....      (0.36)     (1.56)      (4.57)      3.74         1.65
                                      ----------    -------     -------    -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income..............................      (0.12)     (0.05)      (0.13)     (0.31)       (0.20)
Distributions from net realized
 gains...............................         --         --       (1.23)     (1.59)       (0.23)
                                      ----------    -------     -------    -------      -------
Total distributions..................      (0.12)     (0.05)      (1.36)     (1.90)       (0.43)
                                      ----------    -------     -------    -------      -------
Net asset value, end of period....... $    10.14    $ 10.62     $ 12.23    $ 18.16      $ 16.32
                                      ==========    =======     =======    =======      =======
TOTAL RETURN(B)......................      (3.26)%   (12.70)%    (26.36)%    23.79%       11.30%
                                      ==========    =======     =======    =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's).............................. $   27,185    $38,790     $47,444    $79,520      $98,681
Ratio of operating expenses to
 average net assets..................       1.31%      1.13%       1.13%      1.05%        1.04%
Ratio of net investment income to
 average net assets..................       1.42%      1.23%       0.87%      1.69%        1.32%
Portfolio turnover rate..............         31%        22%         27%        18%          23%
Ratio of operating expenses to
 average net assets without expense
 waivers.............................       1.31%      1.13%       1.13%      1.05%        1.04%

------------

(a) The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of The Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder International Equity Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder International Equity Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked to market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management or World Asset Management, a division of Munder Capital Management that is responsible for managing the Fund (either/or, the "Advisor"), reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $2,160 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for passive foreign investment companies and currency gains and losses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $116,628 before payment of sub-administration fees and $29,657 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,752 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $338 to Comerica Securities and $120,283 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $26,328,651 and $76,120,270 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $12,328,309 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $8,334,553 and net appreciation for Federal income tax purposes was $3,993,756. At June 30, 2003, aggregate cost for Federal income tax purposes was $56,869,540.

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

6. GEOGRAPHIC CONCENTRATION

   The Fund intends to invest at least 80% of its total net assets in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $1,938.

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                   ORDINARY INCOME     TOTAL
                                                   ---------------------------
June 30, 2003....................................     $978,419        $978,419
June 30, 2002....................................      442,471         442,471

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED    POST OCTOBER
  ORDINARY       LOSS/CAPITAL     UNREALIZED
   INCOME       LOSS CARRYOVER   APPRECIATION      TOTAL
------------------------------------------------------------
 $1,013,664      $(17,735,096)    $3,995,540    $(12,725,892)

   The differences between book and tax distributable earnings are primarily due to wash sales and Passive Foreign Investment Companies ("PFIC").

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

9. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $15,306,731 of unused capital losses of which $2,825,995 and $12,480,736 expires in 2010 and 2011, respectively.

   Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $2,428,365.

10. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr..............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,341,908.069
Against...................................................        6,083.714
Abstain...................................................       10,399.061
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,335,272.574
Against...................................................       13,029.243
Abstain...................................................       10,089.027
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,231.513
Against...................................................       14,070.305
Abstain...................................................       10,089.026
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,136.758
Against...................................................       13,948.550
Abstain...................................................       10,305.536
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,938.554
Against...................................................       13,363.264
Abstain...................................................       10,089.026
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,335,098.064
Against...................................................       13,203.754
Abstain...................................................       10,089.026
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,333,944.935
Against...................................................       14,356.882
Abstain...................................................       10,089.027
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,774.043
Against...................................................       13,311.264
Abstain...................................................       10,305.537
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,353.268
Against...................................................       13,948.550
Abstain...................................................       10,089.026
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,014.247
Against...................................................       14,071.060
Abstain...................................................       10,305.537
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,581.221
Against...................................................       13,504.086
Abstain...................................................       10,305.537
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,716.043
Against...................................................       13,485.019
Abstain...................................................       10,189.782
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,231.513
Against...................................................       14,070.305
Abstain...................................................       10,089.026
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,330,914.308
Against...................................................       13,029.243
Abstain...................................................       14,447.293
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    8,334,447.778
Against...................................................       14,070.305
Abstain...................................................        9,872.761
Broker Non-votes..........................................      210,519.000
TOTAL.....................................................    8,568,909.844

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

11. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER     LENGTH OF TIME    DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,          32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and         32       None
c/o The Munder Funds        and Vice          since 2/93      Chief Executive
480 Pierce Street           Chairman                          Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger
Age 56                                                        Company
                                                              (construction
                                                              company) (since
                                                              1991).
David J. Brophy             Director/Trustee  Indefinite      Professor of         32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business School
Age 67                                                        (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite      Vice President,      32       None
c/o The Munder Funds                          since 11/89     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 65                                                        9/97).

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER     LENGTH OF TIME    DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite      Director,            32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Capital
Age 55                                                        Automotive REIT
                                                              (real estate
                                                              investment
                                                              trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of         32       Universal Forest
c/o The Munder Funds                          since 2/03      State and Local               Products, Inc.
480 Pierce Street                                             Government/Vice               (manufacturer and
Suite 300                                                     President of                  distributor of
Birmingham, MI 48009                                          Government                    lumber products)
Age 54                                                        Solutions for                 (since 1/03);
                                                              North America,                Northwest Airlines
                                                              Electronic Data               (since 4/03).
                                                              Systems Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of the
                                                              State of
                                                              Michigan (1/91
                                                              to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite      President and        32       None
3990 John R.                                  since 2/01      Chief Executive
Detroit, MI 48201                                             Officer of the
Age 47                                                        Detroit Medical
                                                              Center (since
                                                              3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER     LENGTH OF TIME    DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)         5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of         32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                       Corporation (energy
Suite 102                                                     Enterprises,                  company) (since
Bloomfield Hills, MI 48301                                    LLC (consulting               12/02); Guilford
Age 64                                                        company) (since               Mills, Inc.
                                                              6/99); Chairman               (supplier of
                                                              of Munder                     automotive textile
                                                              Capital                       products) (since
                                                              Management                    10/02).
                                                              (investment
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER INTERNATIONAL EQUITY FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND
                                WITH THE        LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).
Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   The Fund designates $230,438 as foreign taxes paid and $2,465,429 as foreign source income earned for regular Federal income tax purposes.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder International Equity Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Equity Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder International Equity Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES

             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS

             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

             World Asset Management, a division of Munder Capital Management 255 East Brown Street
             Birmingham, MI 48009
ADMINISTRATOR

             Munder Capital Management
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT

             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL

             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS

             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNINTLEQ603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER INTERNATIONAL
                                                                     GROWTH FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   International stock markets experienced the same volatility that was seen in the United States. Returns for the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index ranged from a calendar quarter low of -19.69% for the third quarter of 2002 to a high of 19.56% for the quarter ended June 30. For the entire 12-month period, the Morgan Stanley Capital International EAFE Index posted a return of -6.05%.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar investment philosophy. Also like Munder Capital, Framlington employs a team approach to the management of portfolios, with Framlington's portfolio managers assisted by a worldwide network of research analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  33         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder International Growth Fund Team

   The Fund generated a return of -7.77% for the year ending June 30, 2003, relative to the -6.05% return for the Morgan Stanley Capital International EAFE Index and the -8.54% median return for the Lipper universe of international equity mutual funds. Compared to its Lipper universe, the Fund has earned above-median returns for the one-month, three-month, six-month, nine-month and one-year time periods ending June 30.

   The Fund trailed its Morgan Stanley Capital International EAFE Index for the year, with relative strength in country allocations offset by weakness in individual holdings. In terms of regions, strength in the Pacific region and in emerging markets was offset by weakness in the Fund's European holdings.

   Strong returns in the Pacific region came largely from an underweight in Japan versus the Morgan Stanley Capital International EAFE Index, as well as the good relative performance of the Fund's holdings of Japanese and Singapore stocks. The Fund's emerging markets holdings also contributed to relative returns, largely because of an overweight in Russia.

   Offsetting these positive factors was the weaker relative returns of the Fund's holdings in Continental Europe and the U.K. In Continental Europe, the positive impact of an overweighting of Finland and France was countered by the weak relative returns of the German stocks held in the Fund.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder International Growth Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER INTERNATIONAL GROWTH FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                      LIPPER INTERNATIONAL FUNDS
                                                       CLASS Y                MSCI EAFE INDEX#                 AVERAGE**
                                                       -------                ----------------        --------------------------
12/31/96                                                10000                       10000                        10000
                                                         9940                        9652                         9993
                                                        10070                        9812                        10134
                                                         9990                        9850                        10156
                                                        10030                        9905                        10186
                                                        10760                       10551                        10785
6/30/97                                                 11350                       11136                        11286
                                                        11540                       11319                        11616
                                                        10790                       10475                        10787
                                                        11329                       11064                        11470
                                                        10459                       10217                        10613
                                                        10199                       10114                        10531
                                                        10221                       10205                        10625
                                                        10764                       10675                        10875
                                                        11468                       11362                        11602
                                                        11871                       11715                        12207
                                                        12032                       11809                        12373
                                                        12113                       11755                        12388
6/30/98                                                 12015                       11847                        12284
                                                        12257                       11970                        12450
                                                        10556                       10489                        10669
                                                         9912                       10170                        10307
                                                        10656                       11233                        11081
                                                        11300                       11812                        11653
                                                        11820                       12281                        12013
                                                        12031                       12248                        12124
                                                        11568                       11959                        11810
                                                        12182                       12461                        12237
                                                        12595                       12968                        12820
                                                        12122                       12303                        12308
6/30/99                                                 12898                       12785                        12957
                                                        13281                       13169                        13284
                                                        13593                       13220                        13405
                                                        13642                       13356                        13458
                                                        14307                       13860                        13970
                                                        15558                       14345                        15050
                                                        17198                       15634                        16872
                                                        16512                       14643                        15949
                                                        17577                       15040                        16967
                                                        17861                       15626                        17094
                                                        16806                       14808                        16019
                                                        16142                       14449                        15511
6/30/00                                                 16683                       15017                        16232
                                                        15923                       14391                        15677
                                                        16145                       14519                        15953
                                                        15248                       13815                        15053
                                                        14484                       13492                        14495
                                                        13719                       12988                        13838
                                                        14073                       13453                        14339
                                                        14153                       13447                        14419
                                                        12758                       12439                        13326
                                                        11500                       11616                        12320
                                                        12392                       12430                        13137
                                                        11889                       12001                        12786
6/30/01                                                 11500                       11515                        12352
                                                        10929                       11307                        12001
                                                        10746                       11023                        11682
                                                         9710                        9909                        10410
                                                         9912                       10162                        10696
                                                        10132                       10537                        11118
                                                        10132                       10601                        11285
                                                         9610                       10038                        10811
                                                         9633                       10109                        10871
                                                        10179                       10661                        11440
                                                        10144                       10738                        11487
                                                        10330                       10884                        11587
6/30/02                                                  9836                       10455                        11119
                                                         8875                        9424                        10029
                                                         8712                        9405                         9988
                                                         7658                        8398                         8926
                                                         8157                        8850                         9352
                                                         8574                        9252                         9757
                                                         8214                        8942                         9418
                                                         7878                        8569                         9043
                                                         7623                        8373                         8808
                                                         7380                        8215                         8633
                                                         8319                        9030                         9440
                                                         8886                        9585                        10012
6/30/03                                                  9072                        9822                        10223

--------------------------------------------------------------------------------

                       GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                     ---------------------------------------------------
                                                                  LIPPER
                                                    MSCI   INTERNATIONAL
CLASS AND                 WITH      WITHOUT         EAFE           FUNDS
INCEPTION DATE            LOAD         LOAD       INDEX#       AVERAGE**
------------------------------------------------------------------------
CLASS A
  (2/20/97)           $8,417*      $8,909      $10,010        $10,088
CLASS B
  (3/19/97)              N/A       $8,638      $ 9,971        $10,066
CLASS C
  (2/13/97)              N/A       $8,503      $10,176        $10,230
CLASS K
  (1/10/97)              N/A       $9,049      $ 9,822        $10,223
CLASS Y
  (12/31/96)             N/A       $9,072      $ 9,822        $10,223

                                             AVERAGE ANNUAL TOTAL RETURNS
                      --------------------------------------------------------------------------
                                           ONE                    FIVE                     SINCE
                           ONE            YEAR       FIVE        YEARS        SINCE    INCEPTION
CLASS AND                 YEAR           W/OUT      YEARS        W/OUT    INCEPTION        W/OUT
INCEPTION DATE          W/LOAD            LOAD     W/LOAD         LOAD       W/LOAD         LOAD
------------------------------------------------------------------------------------------------
CLASS A
  (2/20/97)           (12.95)%*      (7.91)%      (6.63)%*     (5.57)%     (2.67)%*     (1.80)%
CLASS B
  (3/19/97)           (13.29)%+      (8.72)%      (6.78)%+     (6.45)%         N/A      (2.30)%
CLASS C
  (2/13/97)            (9.72)%+      (8.81)%          N/A      (6.45)%         N/A      (2.51)%
CLASS K
  (1/10/97)                N/A       (8.08)%          N/A      (5.71)%         N/A      (1.53)%
CLASS Y
  (12/31/96)               N/A       (7.77)%          N/A      (5.46)%         N/A      (1.49)%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that measures the common stock price movement in Europe, Australia, New Zealand and countries in the Far East. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 3/1/97, 4/1/97, 2/1/97, 1/1/97, and 1/1/97, respectively.

** The Lipper International Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 3/1/97, 4/1/97, 2/1/97, 1/1/97, and 1/1/97, respectively.

                      [This Page Intentionally Left Blank]

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                         VALUE
------------------------------------------------------------------------------------
COMMON STOCKS -- 96.5%
   AUSTRALIA -- 1.7%
 250,000       AXA Asia Pacific Holdings, Ltd.                           $   412,942
                                                                         -----------
   BELGIUM -- 1.9%
  21,500       Dexia                                                         272,281
  11,200       Fortis                                                        193,242
                                                                         -----------
                                                                             465,523
                                                                         -----------
   FINLAND -- 2.3%
  19,650       Nokia AB Oyj                                                  324,119
  21,700       Stora Enso Oyj                                                242,865
                                                                         -----------
                                                                             566,984
                                                                         -----------
   FRANCE -- 13.8%
   5,270       Aventis SA                                                    290,422
  19,000       Axa+                                                          295,258
   7,875       BNP Paribas SA                                                400,826
   4,800       Carrefour SA+                                                 235,645
  17,810       France Telecom SA                                             437,580
   6,200       Neopost SA+                                                   263,868
   4,600       Peugeot SA                                                    223,816
  14,875       Thomson SA+                                                   229,787
   3,090       Total SA, Class B                                             467,742
   3,800       Vinci SA                                                      256,793
  13,410       Vivendi Universal SA                                          244,484
  13,725       Wanadoo+                                                       92,039
                                                                         -----------
                                                                           3,438,260
                                                                         -----------
   GERMANY -- 5.5%
   2,270       Adidas-Salomon AG+                                            194,446
   2,500       Allianz AG+                                                   208,138
  10,000       Bayer AG+                                                     232,121
  15,630       Deutsche Telekom AG+                                          238,933
   5,680       E.ON AG                                                       292,501
   6,000       Vossloh AG                                                    215,603
                                                                         -----------
                                                                           1,381,742
                                                                         -----------
   HONG KONG -- 1.8%
  39,000       Cheung Kong (Holdings), Ltd.                                  234,055
  95,000       China Mobile (Hong Kong), Ltd.                                224,156
                                                                         -----------
                                                                             458,211
                                                                         -----------

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                         VALUE
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   IRELAND -- 2.4%
  40,900       Anglo Irish Bank Corporation PLC                          $   362,248
  18,050       DCC PLC                                                       242,916
                                                                         -----------
                                                                             605,164
                                                                         -----------
   ITALY -- 4.3%
  21,700       ENI SpA                                                       328,729
  38,700       Telecom Italia SpA                                            350,776
  79,550       Unicredito Italiano SpA                                       379,735
                                                                         -----------
                                                                           1,059,240
                                                                         -----------
   JAPAN -- 20.9%
   3,000       Belluna Co., Ltd.                                             122,648
  16,000       Bridgestone Corporation                                       217,596
  20,000       Credit Saison Co., Ltd.                                       328,564
 110,000       D&M Holdings, Inc.+                                           294,606
  55,000       Daiwa Securities Group, Inc.                                  316,633
      50       Goodwill Group, Inc.                                          196,070
   6,000       Honda Motor Co., Ltd.                                         227,775
   4,000       Ito-Yokado Co., Ltd.                                           95,949
  25,000       Kintetsu World Express, Inc.                                  261,775
  40,000       Leopalace21 Corporation+                                      217,930
  60,000       Mitsubishi Corporation                                        417,004
 130,000       Mitsubishi Heavy Industries, Ltd.                             337,324
  25,000       Mitsui Sumitomo Insurance Co., Ltd.                           116,182
  30,000       Nissan Motor Co., Ltd.                                        287,347
   3,500       Nomura Research, Inc.                                         270,118
   4,100       NS Solutions Corporation                                      154,278
      80       NTT DoCoMo, Inc.                                              173,543
      45       Pasona, Inc.                                                  116,391
  17,700       Point, Inc.+                                                  277,635
  60,000       Taisei Corporation                                            118,143
  35,000       TonenGeneral Sekiyu K.K.                                      246,464
  12,400       Yamada Denki Co., Ltd.                                        274,165
  12,000       Yamato Transport Co., Ltd.                                    133,061
                                                                         -----------
                                                                           5,201,201
                                                                         -----------
   KOREA, REPUBLIC OF -- 0.9%
   7,198       Kookmin Bank                                                  216,934
                                                                         -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                         VALUE
------------------------------------------------------------------------------------
   LUXEMBOURG -- 1.1%
  22,580       Arcelor+                                                  $   263,363
                                                                         -----------
   NETHERLANDS -- 2.7%
  14,650       Royal Dutch Petroleum Co.                                     681,124
                                                                         -----------
   RUSSIAN FEDERATION -- 1.4%
  13,400       RAO Unified Energy System of Russia, GDR                      354,698
                                                                         -----------
   SINGAPORE -- 1.6%
  29,000       United Overseas Bank, Ltd.                                    204,231
  22,000       Venture Corporation, Ltd.                                     201,164
                                                                         -----------
                                                                             405,395
                                                                         -----------
   SPAIN -- 1.4%
       1       Banco Bilbao Vizcaya Argentaria SA                                 11
  30,409       Telefonica SA+                                                353,627
                                                                         -----------
                                                                             353,638
                                                                         -----------
   SWEDEN -- 3.5%
  55,900       Nordea AB+                                                    269,879
   8,100       SKF AB, B Shares                                              234,028
  47,300       Swedish Match AB, Class B                                     357,921
                                                                         -----------
                                                                             861,828
                                                                         -----------
   SWITZERLAND -- 11.0%
  13,050       Credit Suisse Group+                                          344,209
   8,130       Logitech International SA+                                    305,567
   1,450       Nestle SA                                                     299,848
   9,800       Novartis AG                                                   388,636
   6,440       Roche Holding AG                                              506,252
   4,790       Syngenta AG                                                   240,634
   7,120       UBS AG+                                                       396,931
   2,075       Zurich Financial Services AG                                  247,937
                                                                         -----------
                                                                           2,730,014
                                                                         -----------
   UNITED KINGDOM -- 18.3%
  52,850       BP PLC                                                        367,113
  23,670       British Sky Broadcasting Group PLC+                           262,719
  12,050       Cobham PLC                                                    230,128
  50,150       Compass Group PLC                                             270,853
  18,585       Exel PLC                                                      191,073
  32,170       GlaxoSmithKline PLC                                           650,316
 193,401       Legal & General Group PLC                                     268,525

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                         VALUE
------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UNITED KINGDOM (CONTINUED)
  50,250       Lloyds TSB Group PLC                                      $   357,358
  18,614       Royal Bank of Scotland Group PLC                              523,041
  93,140       Serco Group PLC                                               246,661
  15,000       Standard Chartered PLC                                        182,480
  48,910       Unilever PLC                                                  390,069
 313,500       Vodafone Group PLC                                            614,048
                                                                         -----------
                                                                           4,554,384
                                                                         -----------
TOTAL COMMON STOCKS
   (Cost $23,093,627)                                                     24,010,645
                                                                         -----------
INVESTMENT COMPANY SECURITIES -- 1.1%
   (Cost $700,000)
   SOUTH KOREA -- 1.1%
  70,000       Korea Investment Opportunities Limited+, *                    270,900
                                                                         -----------
WARRANTS -- 0.0%#
   (Cost $285)
   JAPAN -- 0.0%#
     300       Belluna Co., Ltd., expires 9/29/2006,
                 (exercise price: JPY 4,028)+                                  2,289
                                                                         -----------

TOTAL INVESTMENTS
  (Cost $23,793,912)                                        97.6%         24,283,834
OTHER ASSETS AND LIABILITIES (NET)                           2.4             598,323
                                                           -----         -----------
NET ASSETS                                                 100.0%        $24,882,157
                                                           =====         ===========

------------

+ Non-income producing security.

# Amount represents less than 0.1% of net assets.

* Affiliated security.

ABBREVIATION:
GDR -- Global Depositary Receipt
JPY -- Japanese Yen

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 industry diversification of the Munder International Growth Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS:
Banks................................................       15.7%        $ 3,910,165
Oil & Gas............................................        8.4           2,091,173
Pharmaceuticals......................................        7.4           1,835,625
Insurance............................................        6.2           1,548,982
Diversified Telecommunication Services...............        5.5           1,380,916
Wireless Telecommunication Services..................        4.1           1,011,747
Diversified Financials...............................        3.4             838,438
Machinery............................................        3.2             786,955
Automobiles..........................................        3.0             738,938
Food Products........................................        2.8             689,918
Electric Utilities...................................        2.6             647,199
Air Freight & Logistics..............................        2.3             585,909
Commercial Services & Supplies.......................        2.2             559,121
Media................................................        2.0             507,203
Chemicals............................................        1.9             472,755
Real Estate..........................................        1.8             451,986
Information Technology Consulting & Services.........        1.7             424,396
Trading Companies & Distributors.....................        1.7             417,004
Construction & Engineering...........................        1.5             374,936
Tobacco..............................................        1.4             357,921
Communication Equipment..............................        1.3             324,119
Computers & Peripherals..............................        1.2             305,567
Electronic Equipment.................................        1.2             294,606
Retail...............................................        1.1             277,635
Specialty Retail.....................................        1.1             274,165
Hotels, Restaurants & Leisure........................        1.1             270,853
Office Electronics...................................        1.1             263,867
Metals & Mining......................................        1.1             263,363
Industrial Conglomerates.............................        1.0             242,916
Paper & Forest Products..............................        1.0             242,865
Food & Drug Retailing................................        0.9             235,645
Household Durables...................................        0.9             229,787
Aerospace & Defense..................................        0.9             230,128
Auto Components......................................        0.9             217,596
Electronic Equipment & Instruments...................        0.8             201,164
Textiles, Apparel & Luxury Goods.....................        0.8             194,446
Internet & Catalog Retail............................        0.5             122,648
Multiline Retail.....................................        0.4              95,949
Internet Software & Services.........................        0.4              92,039
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       96.5          24,010,645
INVESTMENT COMPANY SECURITIES........................        1.1             270,900
WARRANTS.............................................        0.0#              2,289
                                                           -----         -----------
TOTAL INVESTMENTS....................................       97.6          24,283,834
OTHER ASSETS AND LIABILITIES (NET)...................        2.4             598,323
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $24,882,157
                                                           =====         ===========

------------

# Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities of unaffiliated issuers
      (cost -- $23,093,912).................................  $24,012,934
    Securities of affiliated issuers (cost -- $700,000).....      270,900
                                                              -----------
Total Investments...........................................   24,283,834
Foreign currency, at value..................................      494,603
Dividends receivable........................................      117,762
Receivable for Fund shares sold.............................       95,526
Prepaid expenses and other assets...........................       34,358
                                                              -----------
      Total assets..........................................   25,026,083
                                                              -----------
LIABILITIES:
Due to custodian............................................       17,416
Payable for Fund shares redeemed............................       29,410
Unrealized depreciation of spot contracts...................        2,820
Investment advisory fees payable............................       20,740
Trustees' fees and expenses payable.........................       12,867
Transfer agency/record keeping fees payable.................        9,402
Custody fees payable........................................        4,549
Administration fees payable.................................        2,652
Distribution fees payable...................................          620
Shareholder servicing fees payable..........................           73
Accrued expenses and other payables.........................       43,377
                                                              -----------
      Total Liabilities.....................................      143,926
                                                              -----------
NET ASSETS..................................................  $24,882,157
                                                              ===========
Investments, at cost........................................  $23,793,912
                                                              ===========
Foreign currency, at cost...................................  $   494,800
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $    (54,300)
Accumulated net realized loss on investments sold...........   (20,731,033)
Net unrealized appreciation of investments..................       499,640
Paid-in capital.............................................    45,167,850
                                                              ------------
                                                              $ 24,882,157
                                                              ============
NET ASSETS:
Class A Shares..............................................  $    629,462
                                                              ============
Class B Shares..............................................  $    444,070
                                                              ============
Class C Shares..............................................  $    338,302
                                                              ============
Class K Shares..............................................  $    367,548
                                                              ============
Class Y Shares..............................................  $ 23,102,775
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................        80,756
                                                              ============
Class B Shares..............................................        59,813
                                                              ============
Class C Shares..............................................        45,387
                                                              ============
Class K Shares..............................................        47,511
                                                              ============
Class Y Shares..............................................     2,952,434
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............         $7.79
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................         $8.24
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $7.42
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $7.45
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $7.74
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $7.82
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     4,186
Dividends(a)................................................      640,235
                                                              -----------
      Total Investment Income...............................      644,421
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        1,828
  Class B Shares............................................        4,789
  Class C Shares............................................        3,481
Shareholder servicing fees:
  Class K Shares............................................        1,683
Investment advisory fees....................................      282,931
Custody fees................................................       78,071
Legal and audit fees........................................       53,883
Transfer agency/record keeping fees.........................       51,950
Registration and filing fees................................       39,722
Administration fees.........................................       38,381
Trustees' fees and expenses.................................       19,990
Other.......................................................       24,862
                                                              -----------
      Total Expenses........................................      601,571
Fees waived by transfer agent and expenses reimbursed by
  investment advisor........................................      (95,378)
                                                              -----------
Net Expenses................................................      506,193
                                                              -----------
NET INVESTMENT INCOME.......................................      138,228
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
  Security transactions of unaffiliated issuers.............   (5,489,561)
  Foreign currency-related transactions.....................      (82,897)
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    1,370,913
  Foreign currency-related transactions.....................       (2,753)
                                                              -----------
Net realized and unrealized loss on investments.............   (4,204,298)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(4,066,070)
                                                              ===========

------------

(a) Net of foreign withholding taxes of $88,920.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
Net investment income................................  $    138,228     $     78,701
Net realized loss on investments sold................    (5,572,458)      (9,476,155)
Net change in unrealized appreciation/(depreciation)
  of investments.....................................     1,368,160        1,554,809
                                                       ------------     ------------
Net decrease in net assets resulting from
  operations.........................................    (4,066,070)      (7,842,645)
Distributions to shareholders from net realized
  gains:
  Class A Shares.....................................            --          (13,372)
  Class B Shares.....................................            --          (10,732)
  Class C Shares.....................................            --           (6,541)
  Class K Shares.....................................            --          (48,568)
  Class Y Shares.....................................            --         (527,219)
Distributions to shareholders from capital:
  Class A Shares.....................................            --               (5)
  Class B Shares.....................................            --               (4)
  Class C Shares.....................................            --               (3)
  Class K Shares.....................................            --              (19)
  Class Y Shares.....................................            --             (208)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares.....................................      (653,233)        (202,729)
  Class B Shares.....................................      (126,842)        (257,822)
  Class C Shares.....................................       (44,183)        (368,627)
  Class K Shares.....................................      (589,588)      (2,940,847)
  Class Y Shares.....................................    (9,034,546)      (6,880,954)
                                                       ------------     ------------
Net decrease in net assets...........................   (14,514,462)     (19,100,295)
NET ASSETS:
Beginning of year....................................    39,396,619       58,496,914
                                                       ------------     ------------
End of year..........................................  $ 24,882,157     $ 39,396,619
                                                       ============     ============
Accumulated net investment loss......................  $    (54,300)    $   (175,316)
                                                       ============     ============

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  7,685,409     $ 13,381,615
Issued as reinvestment of dividends..................            --           12,083
Redeemed.............................................    (8,338,642)     (13,596,427)
                                                       ------------     ------------
Net decrease.........................................  $   (653,233)    $   (202,729)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $    823,182     $     97,679
Issued as reinvestment of dividends..................            --            7,925
Redeemed.............................................      (950,024)        (363,426)
                                                       ------------     ------------
Net decrease.........................................  $   (126,842)    $   (257,822)
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  2,322,644     $    373,005
Issued as reinvestment of dividends..................            --            5,388
Redeemed.............................................    (2,366,827)        (747,020)
                                                       ------------     ------------
Net decrease.........................................  $    (44,183)    $   (368,627)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $      4,718     $    688,705
Issued as reinvestment of dividends..................            --           10,759
Redeemed.............................................      (594,306)      (3,640,311)
                                                       ------------     ------------
Net decrease.........................................  $   (589,588)    $ (2,940,847)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  3,352,596     $  5,609,113
Issued as reinvestment of dividends..................            --           69,836
Redeemed.............................................   (12,387,142)     (12,559,903)
                                                       ------------     ------------
Net decrease.........................................  $ (9,034,546)    $ (6,880,954)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
SHARES
CLASS A SHARES:
Sold..............................................      1,076,939        1,537,758
Issued as reinvestment of dividends...............             --            1,510
Redeemed..........................................     (1,142,632)      (1,544,371)
                                                       ----------       ----------
Net decrease......................................        (65,693)          (5,103)
                                                       ==========       ==========
CLASS B SHARES:
Sold..............................................        134,054           11,887
Issued as reinvestment of dividends...............             --            1,019
Redeemed..........................................       (150,542)         (42,468)
                                                       ----------       ----------
Net decrease......................................        (16,488)         (29,562)
                                                       ==========       ==========
CLASS C SHARES:
Sold..............................................        354,039           44,826
Issued as reinvestment of dividends...............             --              692
Redeemed..........................................       (355,664)         (87,159)
                                                       ----------       ----------
Net decrease......................................         (1,625)         (41,641)
                                                       ==========       ==========
CLASS K SHARES:
Sold..............................................            700           74,248
Issued as reinvestment of dividends...............             --            1,348
Redeemed..........................................        (83,206)        (414,609)
                                                       ----------       ----------
Net decrease......................................        (82,506)        (339,013)
                                                       ==========       ==========
CLASS Y SHARES:
Sold..............................................        473,211          650,416
Issued as reinvestment of dividends...............             --            8,686
Redeemed..........................................     (1,765,954)      (1,422,630)
                                                       ----------       ----------
Net decrease......................................     (1,292,743)        (763,528)
                                                       ==========       ==========

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        A SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......   $ 8.47        $10.02        $15.79        $12.79        $11.92
                                             ------        ------        ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..............     0.02         (0.00)(d)     (0.04)        (0.05)        (0.02)
Net realized and unrealized gain/(loss) on
 investments..............................    (0.70)        (1.44)        (4.62)         3.72          0.90
                                             ------        ------        ------        ------        ------
Total from investment operations..........    (0.68)        (1.44)        (4.66)         3.67          0.88
                                             ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......       --            --            --         (0.08)           --
Distributions in excess of net investment
 income...................................       --            --            --         (0.05)           --
Distributions from net realized gains.....       --         (0.11)        (1.11)        (0.54)        (0.01)
Distributions from capital................       --         (0.00)(d)        --            --            --
                                             ------        ------        ------        ------        ------
Total distributions.......................       --         (0.11)        (1.11)        (0.67)        (0.01)
                                             ------        ------        ------        ------        ------
Net asset value, end of period............   $ 7.79        $ 8.47        $10.02        $15.79        $12.79
                                             ======        ======        ======        ======        ======
TOTAL RETURN(B)...........................    (7.91)%      (14.32)%      (31.24)%       28.89%         7.36%
                                             ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......   $  629        $1,240        $1,519        $1,715        $2,869
Ratio of operating expenses to average net
 assets...................................     2.00%         1.69%         1.72%         1.69%         1.60%
Ratio of net investment income/(loss) to
 average net assets.......................     0.28%        (0.04)%       (0.29)%       (0.34)%       (0.16)%
Portfolio turnover rate...................       73%          173%          119%           65%           66%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................     2.33%         1.87%         1.81%         1.71%         1.75%

------------

(a) The Munder International Growth Fund Class A Shares and Class B Shares commenced operations on February 20, 1997 and March 19, 1997 respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
      $ 8.14       $  9.76       $ 15.51        $12.56        $11.83
      ------       -------       -------        ------        ------
       (0.03)        (0.07)        (0.13)        (0.17)        (0.10)
       (0.69)        (1.44)        (4.51)         3.66          0.84
      ------       -------       -------        ------        ------
       (0.72)        (1.51)        (4.64)         3.49          0.74
      ------       -------       -------        ------        ------
          --            --            --            --            --
          --            --            --            --            --
          --         (0.11)        (1.11)        (0.54)        (0.01)
          --         (0.00)(d)        --            --            --
      ------       -------       -------        ------        ------
          --         (0.11)        (1.11)        (0.54)        (0.01)
      ------       -------       -------        ------        ------
      $ 7.42       $  8.14       $  9.76        $15.51        $12.56
      ======       =======       =======        ======        ======
       (8.72)%      (15.43)%      (31.70)%       27.96%         6.23%
      ======       =======       =======        ======        ======
      $  444       $   621       $ 1,034        $1,638        $  546
        2.75%         2.44%         2.47%         2.44%         2.36%
       (0.47)%       (0.79)%       (1.04)%       (1.09)%       (0.92)%
          73%          173%          119%           65%           66%
        3.08%         2.62%         2.56%         2.46%         2.51%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        C SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......   $ 8.17        $ 9.78        $15.55        $12.58        $11.86
                                             ------        ------        ------        ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..............    (0.03)        (0.07)        (0.12)        (0.17)        (0.10)
Net realized and unrealized gain/(loss) on
 investments..............................    (0.69)        (1.43)        (4.54)         3.68          0.83
                                             ------        ------        ------        ------        ------
Total from investment operations..........    (0.72)        (1.50)        (4.66)         3.51          0.73
                                             ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......       --            --            --            --            --
Distributions in excess of net investment
 income...................................       --            --            --            --            --
Distributions from net realized gains.....       --         (0.11)        (1.11)        (0.54)        (0.01)
Distributions from capital................       --         (0.00)(d)        --            --            --
                                             ------        ------        ------        ------        ------
Total distributions.......................       --         (0.11)        (1.11)        (0.54)        (0.01)
                                             ------        ------        ------        ------        ------
Net asset value, end of period............   $ 7.45        $ 8.17        $ 9.78        $15.55        $12.58
                                             ======        ======        ======        ======        ======
TOTAL RETURN(B)...........................    (8.81)%      (15.29)%      (31.75)%       28.07%         6.13%
                                             ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......   $  338        $  384        $  867        $1,118        $  172
Ratio of operating expenses to average net
 assets...................................     2.75%         2.44%         2.47%         2.44%         2.36%
Ratio of net investment income/(loss) to
 average net assets.......................    (0.47)%       (0.79)%       (1.04)%       (1.09)%        0.92%
Portfolio turnover rate...................       73%          173%          119%           65%           66%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................     3.08%         2.62%         2.56%         2.46%         2.51%

------------

(a) The Munder International Growth Fund Class C Shares and Class K Shares commenced operations on February 13, 1997 and January 10, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
      $ 8.42        $10.00        $15.75        $12.75        $11.92
      ------        ------        ------        ------        ------
        0.02         (0.00)(d)     (0.03)        (0.05)        (0.02)
       (0.70)        (1.47)        (4.61)         3.72          0.86
      ------        ------        ------        ------        ------
       (0.68)        (1.47)        (4.64)         3.67          0.84
      ------        ------        ------        ------        ------
          --            --            --         (0.08)           --
          --            --            --         (0.05)           --
          --         (0.11)        (1.11)        (0.54)        (0.01)
          --         (0.00)(d)        --            --            --
      ------        ------        ------        ------        ------
          --         (0.11)        (1.11)        (0.67)        (0.01)
      ------        ------        ------        ------        ------
      $ 7.74        $ 8.42        $10.00        $15.75        $12.75
      ======        ======        ======        ======        ======
       (8.08)%      (14.65)%      (31.19)%       28.98%         7.02%
      ======        ======        ======        ======        ======
      $  368        $1,095        $4,691        $2,839        $1,834
        2.00%         1.69%         1.72%         1.69%         1.61%
        0.28%        (0.04)%       (0.29)%       (0.34)%       (0.17)%
          73%          173%          119%           65%           66%
        2.33%         1.87%         1.81%         1.71%         1.76%

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period...... $    8.49     $   10.06     $   15.81     $   12.81     $   11.94
                                           ---------     ---------     ---------     ---------     ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)..............      0.04          0.02          0.00(d)      (0.01)         0.01
Net realized and unrealized gain/(loss) on
 investments..............................     (0.71)        (1.48)        (4.64)         3.74          0.87
                                           ---------     ---------     ---------     ---------     ---------
Total from investment operations..........     (0.67)        (1.46)        (4.64)         3.73          0.88
                                           ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net investment income......        --            --            --         (0.12)           --
Distributions in excess of net investment
 income...................................        --            --            --         (0.07)           --
Distributions from net realized gains.....        --         (0.11)        (1.11)        (0.54)        (0.01)
Distributions from capital................        --         (0.00)(d)        --            --            --
                                           ---------     ---------     ---------     ---------     ---------
Total distributions.......................        --         (0.11)        (1.11)        (0.73)        (0.01)
                                           ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............ $    7.82     $    8.49     $   10.06     $   15.81     $   12.81
                                           =========     =========     =========     =========     =========
TOTAL RETURN(B)...........................     (7.77)%      (14.46)%      (31.06)%       29.34%         7.35%
                                           =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)...... $  23,103     $  36,056     $  50,405     $  73,916     $  60,940
Ratio of operating expenses to average net
 assets...................................      1.75%         1.44%         1.47%         1.44%         1.36%
Ratio of net investment income/(loss) to
 average net assets.......................      0.53%         0.21%        (0.04)%       (0.09)%        0.08%
Portfolio turnover rate...................        73%          173%          119%           65%           66%
Ratio of operating expenses to average net
 assets without expense waivers and/or
 reimbursements...........................      2.08%         1.62%         1.56%         1.46%         1.51%

------------

(a) The Munder International Growth Fund Class Y Shares commenced operations on December 31, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder International Growth Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   On October 31, 2002, the Fund changed its name from the Munder Framlington International Growth Fund to the Munder International Growth Fund.

   Prior to June 13, 2003, the Fund was a series of MFFT. On April 28, 2003, shareholders of the Munder International Growth Fund series of MFFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange and spot contracts are marked to market daily based on the underlying exchange rates of the contracts. The change in market value is recorded as unrealized appreciation or depreciation on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

minimum. For the year ending June 30, 2003, such waivers were $1,974 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses, Passive Foreign Investment Companies and currency gains and losses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, SUB-ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive a fee, computed and payable daily, based on the daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the year ended June 30, 2003 in an amount totaling $93,404.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................   0.141%
Next $2.2 billion...........................................   0.131%
Next $5.0 billion...........................................   0.129%
Next $2.5 billion...........................................   0.080%
Thereafter..................................................   0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $38,381 before payment of sub-administration fees and $9,758 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the "Sub-Advisor") provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,275 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:


CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $2 to Comerica Securities and $1,683 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $20,517,913 and $30,516,290 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $2,210,692 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,825,309 and net appreciation for Federal income tax purposes was $385,383. At June 30, 2003, aggregate cost for Federal income tax purposes was $23,898,451.

   At June 30, 2003, the Fund had the following open spot contracts which contractually obligates it to deliver currency at a specified future date:

                           LOCAL
                         PRINCIPAL      U.S. $                    CURRENT
                          AMOUNT      EQUIVALENT    SETTLEMENT     U.S. $      UNREALIZED
CURRENCY SOLD              SOLD          SOLD          DATE        VALUE      DEPRECIATION
------------------------------------------------------------------------------------------
Swiss Franc............    218,632     $160,759      07/01/03     $161,758      $  (999)
Euro Currency..........    226,345      258,622      07/01/03      260,354       (1,732)
Japanese Yen...........  3,432,222       28,547      07/01/03       28,636          (89)
                                                                                -------
                                                                                $(2,820)
                                                                                =======

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

6. TRANSACTIONS WITH AFFILIATED COMPANIES

   The term "affiliated company" includes investment companies with the same sub-advisor as the Fund. At June 30, 2003, the Fund held the following security of an affiliated company:



                                       PURCHASED         SOLD
                          VALUE AT   -------------   -------------   VALUE AT   REALIZED
AFFILIATE                 6/30/02    COST   SHARES   COST   SHARES   6/30/03    GAIN/(LOSS)
-------------------------------------------------------------------------------------------
Korea Investment
  Opportunities
  Limited...............  $335,300   $--      --     $--      --     $270,900       $--

7. GEOGRAPHIC CONCENTRATION

   The Fund intends to invest at least 80% of its total net assets in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund utilized the revolving line of credit and incurred $1,120 in interest charges. For the year ended June 30, 2003 total commitment fees for the Fund were $680.

9. DISTRIBUTIONS TO SHAREHOLDERS

   During the year ended June 30, 2003, the Fund paid no distributions. During the year ended June 30, 2002, total distributions of $606,671 were paid to shareholders. Of this amount, $606,432 and $239 were paid to shareholders from long-term capital gains and return of capital, respectively, on a tax basis.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:



    POST
   OCTOBER
LOSS/CAPITAL     UNREALIZED
LOSS CARRYOVER   APPRECIATION      TOTAL
--------------------------------------------
 $(20,673,171)     $395,101     $(20,278,070)

   The differences between book and tax distributable earnings are primarily due to wash sales.

10. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $17,650,962 of unused capital losses of which $10,972,986 and $6,677,976 expire in 2010 and 2011, respectively.

   Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $2,975,532 and $46,677, respectively.

11. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Fund, a series of MFFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders the Predecessor Fund together with the other shareholders of MFFT approved the proposal, as did the shareholders of MFI, MFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFFT are as set forth below.

NOMINEES:                                                       NO. OF SHARES
------------------------------------------------------------------------------
David J. Brophy.............................  Affirmative       14,806,954.364
                                              Withhold             231,323.019
                                              TOTAL             15,038,277.383
Joseph E. Champagne.........................  Affirmative       14,805,566.487
                                              Withhold             232,710.896
                                              TOTAL             15,038,277.383

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                       NO. OF SHARES
------------------------------------------------------------------------------
Thomas D. Eckert............................  Affirmative       14,808,518.392
                                              Withhold             229,758.991
                                              TOTAL             15,038,277.383
Charles W. Elliott..........................  Affirmative       14,804,709.045
                                              Withhold             233,568.338
                                              TOTAL             15,038,277.383
John Engler.................................  Affirmative       14,777,527.236
                                              Withhold             260,750.147
                                              TOTAL             15,038,277.383
Michael T. Monahan..........................  Affirmative       14,807,993.874
                                              Withhold             230,283.509
                                              TOTAL             15,038,277.383
Arthur T. Porter............................  Affirmative       14,807,638.630
                                              Withhold             230,638.753
                                              TOTAL             15,038,277.383
John Rakolta, Jr............................  Affirmative       14,804,882.994
                                              Withhold             233,394.389
                                              TOTAL             15,038,277.383

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,685,072.473
Against.....................................................          0.000
Abstain.....................................................      2,423.722
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,637.329
Against.....................................................        435.143
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,186.802
Against.....................................................        885.670
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,622.945
Against.....................................................        449.527
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,622.945
Against.....................................................        449.527
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,186.802
Against.....................................................        885.670
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,378.490
Against.....................................................        449.527
Abstain.....................................................      2,668.178
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,685,072.473
Against.....................................................          0.000
Abstain.....................................................      2,423.722
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,622.945
Against.....................................................        449.527
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,685,072.743
Against.....................................................          0.000
Abstain.....................................................      2,423.722
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,622.945
Against.....................................................          0.000
Abstain.....................................................      2,873.250
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,684,622.945
Against.....................................................        449.527
Abstain.....................................................      2,423.723
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

PROPOSAL 3.P -- REVERSE REPURCHASE AGREEMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,683,942.347
Against.....................................................        885.670
Abstain.....................................................      2,668.178
Broker Non-votes............................................     74,002.000
TOTAL.......................................................  2,761,498.195

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

12. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX         OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)    OVERSEEN BY   DIRECTORSHIPS
                               THE MUNDER         TIME            DURING        DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS      TRUSTEE    DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS/
TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self-employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western Michigan
                                                             University (7/95
                                                             to 12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger Company
Age 56                                                       (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX         OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)    OVERSEEN BY   DIRECTORSHIPS
                               THE MUNDER         TIME            DURING        DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS      TRUSTEE    DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer, Capital
Birmingham, MI 48009                                         Automotive REIT
Age 55                                                       (real estate
                                                             investment trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer
Suite 300                                                    President of                   and distributor
Birmingham, MI 48009                                         Government                     of lumber
Age 54                                                       Solutions for                  products) (since
                                                             North America,                 1/03); Northwest
                                                             Electronic Data                Airlines (since
                                                             Systems Corp.                  4/03).
                                                             (computer
                                                             services) (since
                                                             1/03); Governor
                                                             of the State of
                                                             Michigan (1/91
                                                             to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99); Professor
                                                             with Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX         OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)    OVERSEEN BY   DIRECTORSHIPS
                               THE MUNDER         TIME            DURING        DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS      TRUSTEE    DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation
Suite 102                                                    Enterprises, LLC               (energy company)
Bloomfield Hills, MI 48301                                   (consulting                    (since 12/02);
Age 64                                                       company) (since                Guilford Mills,
                                                             6/99); Chairman                Inc. (supplier
                                                             of Munder                      of automotive
                                                             Capital                        textile
                                                             Management                     products) (since
                                                             (investment                    10/02).
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

                                                 TERM OF
                                              OFFICE(1) AND
                              POSITION(S)       LENGTH OF
                                WITH THE          TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).

MUNDER INTERNATIONAL GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                              POSITION(S)       LENGTH OF
                                WITH THE          TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder International Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder International Growth Fund (formerly Munder Framlington International Growth Fund) (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder International Growth Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             480 Pierce Street
             Birmingham, MI 48009
INVESTMENT SUB-ADVISOR
             Framlington Overseas Investment Management Limited
             155 Bishopsgate
             London, England EC2M 3XJ
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young, LLP
             200 Clarendon Street
             Boston, MA 02116

ANNINTLGR603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                MUNDER LARGE-CAP
                                                                      VALUE FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  37         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Large-Cap Value Fund Team

   The Fund earned a return of -2.92% for the year ended June 30, 2003. This compares to the -1.02% return for the Russell 1000 Value Index, the -2.66% return for the Lipper universe of large-cap value mutual funds and the -1.08% median return for the Lipper universe of multi-cap value mutual funds. Lipper includes the Fund in the multi-cap value universe. Compared to its Lipper universe, the Fund earned median or above-median returns for the six-month, two-year and three-year time periods ended June 30.

   The Fund's relative performance versus its Russell 1000 Value Index benchmark was helped by weightings across a number of sectors, with the largest positive impact coming from a slight overweight in the information technology sector and a slight underweight in the consumer staples sector. Performance was more mixed in terms of the relative impact of individual holdings in the various sectors. Holdings in the Fund's industrials, financials and materials sectors boosted the relative return of the Fund. In the industrials sector of the Fund, United Technologies Corporation and Cooper Industries Ltd. were among the leading contributors to relative returns. In the financials sector, an overweighted position in both Countrywide Financial Corporation (a mortgage banking holding company) and ACE Ltd. (a holding company for insurance subsidiaries) helped to boost relative returns. Praxair, Inc., a global industrial gases company, was the primary contributor to relative returns in the materials sector of the Fund.

   The positive contribution from these sectors, however, was offset by weaker holdings in the utilities sector, including El Paso, TXU Corporation and Duke Energy Corporation. In the healthcare sector, HCA, Inc., and Tenet Healthcare, two hospital management companies, also had weak relative returns. The Fund's positions in El Paso and Tenet were eliminated during the year.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Large-Cap Value Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER LARGE-CAP VALUE FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                             RUSSELL 1000 VALUE    LIPPER MULTI-CAP VALUE     LIPPER LARGE-CAP
                                           CLASS Y                 INDEX#             FUNDS AVERAGE**       VALUE FUNDS AVERAGE**
                                           -------           ------------------    ----------------------   ---------------------
7/5/94                                      10000                  10000                    10000                   10000
                                            10090                  10311                    10259                   10276
                                            10190                  10607                    10666                   10651
                                            10140                  10255                    10433                   10381
                                            10167                  10397                    10512                   10480
                                             9905                   9977                    10122                   10064
                                             9951                  10092                    10217                   10182
                                            10246                  10403                    10382                   10341
                                            10602                  10814                    10802                   10758
                                            10809                  11051                    11076                   11058
                                            11066                  11400                    11359                   11330
                                            11456                  11880                    11777                   11741
6/30/95                                     11523                  12041                    12016                   11958
                                            11678                  12460                    12445                   12343
                                            11740                  12636                    12602                   12446
                                            12251                  13093                    12945                   12846
                                            12272                  12964                    12682                   12657
                                            12856                  13621                    13274                   13279
                                            13361                  13963                    13482                   13563
                                            13700                  14399                    13864                   13959
                                            13657                  14508                    14039                   14132
                                            13799                  14755                    14273                   14346
                                            13682                  14811                    14550                   14534
                                            13842                  14996                    14790                   14770
6/30/96                                     13972                  15008                    14676                   14729
                                            13512                  14441                    14032                   14144
                                            13823                  14854                    14474                   14545
                                            14391                  15445                    15044                   15196
                                            14822                  16042                    15325                   15579
                                            15663                  17206                    16342                   16648
                                            15517                  16985                    16261                   16473
                                            16088                  17809                    16878                   17205
                                            16414                  18071                    17058                   17387
                                            15992                  17420                    16509                   16792
                                            16449                  18152                    16970                   17410
                                            17304                  19167                    18047                   18460
6/30/97                                     17945                  19989                    18701                   19167
                                            19253                  21492                    20045                   20612
                                            18510                  20727                    19580                   19843
                                            19535                  21979                    20630                   20816
                                            19299                  21366                    19862                   20052
                                            19808                  22310                    20263                   20601
                                            20539                  22961                    20592                   20974
                                            20652                  22635                    20534                   20905
                                            21592                  24159                    21910                   22335
                                            22762                  25637                    22891                   23333
                                            22537                  25809                    23013                   23448
                                            22172                  25427                    22518                   23016
6/30/98                                     22132                  25753                    22631                   23177
                                            21253                  25299                    21906                   22498
                                            18917                  21535                    18609                   19276
                                            19924                  22771                    19404                   20325
                                            20834                  24536                    20947                   21894
                                            21674                  25679                    21925                   22868
                                            22658                  26552                    22587                   23541
                                            22517                  26764                    22709                   23682
                                            22281                  26387                    22119                   23078
                                            23495                  26933                    22742                   23812
                                            23495                  29449                    24543                   25669
                                            23147                  29125                    24485                   25374
6/30/99                                     23728                  29970                    25317                   26196
                                            23444                  29091                    24596                   25332
                                            22541                  28012                    23885                   24640
                                            21702                  27032                    22922                   23657
                                            22814                  28589                    23688                   24587
                                            22266                  28366                    23794                   24565
                                            22629                  28502                    24527                   24987
                                            21280                  27573                    23421                   24048
                                            19384                  25524                    22440                   22636
                                            20925                  28638                    24883                   25029
                                            20976                  28306                    24841                   24939
                                            20774                  28603                    25067                   25305
6/30/00                                     19864                  27296                    24468                   24475
                                            20333                  27637                    24674                   24551
                                            21524                  29174                    26267                   26100
                                            21757                  29442                    26110                   25917
                                            22753                  30166                    26760                   26651
                                            22247                  29047                    25765                   25617
                                            23492                  30502                    27310                   26987
                                            23369                  30618                    28097                   27438
                                            23072                  29767                    27319                   26500
                                            22453                  28716                    26401                   25519
                                            23260                  30124                    27914                   26910
                                            23453                  30801                    28463                   27394
6/30/01                                     22960                  30118                    27977                   26611
                                            23012                  30054                    27921                   26502
                                            22239                  28849                    26941                   25365
                                            20778                  26818                    24662                   23331
                                            21052                  26587                    24987                   23447
                                            21999                  28132                    26551                   24943
                                            22562                  28796                    27250                   25390
                                            22215                  28574                    26972                   24950
                                            22159                  28620                    26799                   24793
                                            23081                  29974                    28056                   25862
                                            22368                  28946                    27270                   24809
                                            22167                  29090                    27188                   24856
6/30/02                                     20935                  27421                    25177                   23151
                                            19177                  24871                    22938                   21165
                                            19305                  25060                    23198                   21264
                                            17406                  22273                    20662                   18823
                                            18177                  23923                    21840                   20177
                                            18875                  25431                    23434                   21446
                                            18225                  24327                    22328                   20406
                                            17875                  23738                    21861                   19889
                                            17378                  23104                    21271                   19354
                                            17401                  23144                    21280                   19347
                                            18859                  25180                    23073                   20989
                                            20206                  26807                    24774                   22305
6/30/03                                     20323                  27142                    25074                   22582

--------------------------------------------------------------------------------

                                      GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                              --------------------------------------------------------------
                                                                       LIPPER         LIPPER
                                                       RUSSELL      MULTI-CAP      LARGE-CAP
CLASS AND                        WITH    WITHOUT    1000 VALUE    VALUE FUNDS    VALUE FUNDS
INCEPTION DATE                   LOAD       LOAD        INDEX#      AVERAGE**      AVERAGE**
--------------------------------------------------------------------------------------------
CLASS A -- (8/8/94)           $18,606*   $19,693     $26,323        $24,441        $21,975

CLASS B -- (8/9/94)               N/A    $18,553     $26,323        $24,441        $21,975

CLASS C -- (12/5/95)              N/A    $14,327     $19,927        $18,889        $17,006

CLASS K -- (7/5/94)               N/A    $19,869     $27,142        $25,074        $22,582

CLASS Y -- (7/5/94)               N/A    $20,323     $27,142        $25,074        $22,582

                                               AVERAGE ANNUAL TOTAL RETURNS
                         -------------------------------------------------------------------------
                             ONE           ONE       FIVE          FIVE        SINCE         SINCE
CLASS AND                   YEAR          YEAR      YEARS         YEARS    INCEPTION     INCEPTION
INCEPTION DATE            W/LOAD    W/OUT LOAD     W/LOAD    W/OUT LOAD       W/LOAD    W/OUT LOAD
--------------------------------------------------------------------------------------------------
CLASS A -- (8/8/94)      (8.45)%*    (3.16)%      (3.03)%*    (1.92)%          7.23%*        7.92%

CLASS B -- (8/9/94)      (8.78)%+    (3.98)%      (2.99)%+    (2.68)%            N/A         7.20%

CLASS C -- (12/5/95)     (4.86)%+    (3.89)%          N/A     (2.65)%            N/A         4.86%

CLASS K -- (7/5/94)          N/A     (3.25)%          N/A     (1.95)%            N/A         7.94%

CLASS Y -- (7/5/94)          N/A     (2.92)%          N/A     (1.69)%            N/A         8.21%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 8/1/94, 8/1/94, 12/1/95, 7/1/94, and 7/1/94, respectively.

** The Lipper Multi-Cap Value Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Large-Cap Value Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and that have an investment objective that is similar to that of the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 8/1/94, 8/1/94, 12/1/95, 7/1/94, and 7/1/94,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER LARGE-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
   AEROSPACE & DEFENSE -- 2.9%
23,274      Honeywell International, Inc.                              $   624,907
28,034      United Technologies Corporation                              1,985,648
                                                                       -----------
                                                                         2,610,555
                                                                       -----------
   AUTO COMPONENTS -- 2.0%
20,941      Lear Corporation+                                              963,705
13,485      Magna International, Inc., Class A                             907,136
                                                                       -----------
                                                                         1,870,841
                                                                       -----------
   BEVERAGES -- 2.0%
22,119      Anheuser-Busch Companies, Inc.                               1,129,175
22,825      Constellation Brands, Inc., Class A+                           716,705
                                                                       -----------
                                                                         1,845,880
                                                                       -----------
   BUILDING PRODUCTS -- 1.5%
57,098      Masco Corporation                                            1,361,787
                                                                       -----------
   CAPITAL MARKETS -- 5.0%
15,361      Goldman Sachs Group, Inc.                                    1,286,484
33,859      J. P. Morgan Chase & Company                                 1,157,300
32,708      Lehman Brothers Holdings, Inc.                               2,174,428
                                                                       -----------
                                                                         4,618,212
                                                                       -----------
   CHEMICALS -- 2.9%
11,231      PPG Industries, Inc.                                           569,861
34,299      Praxair, Inc.                                                2,061,370
                                                                       -----------
                                                                         2,631,231
                                                                       -----------
   COMMERCIAL BANKS -- 9.9%
33,476      Bank of America Corporation                                  2,645,608
23,374      Bank One Corporation                                           869,045
57,576      KeyCorp                                                      1,454,946
59,380      U.S. Bancorp                                                 1,454,810
31,000      Wachovia Corporation                                         1,238,760
28,788      Wells Fargo & Company                                        1,450,915
                                                                       -----------
                                                                         9,114,084
                                                                       -----------
   COMMUNICATIONS EQUIPMENT -- 1.3%
28,404      Comverse Technology, Inc.+                                     426,912
21,772      UTStarcom, Inc.+                                               774,430
                                                                       -----------
                                                                         1,201,342
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMPUTERS & PERIPHERALS -- 3.2%
53,393      Hewlett-Packard Company                                    $ 1,137,271
15,968      International Business Machines Corporation                  1,317,360
 6,646      Lexmark International, Inc., Class A+                          470,337
                                                                       -----------
                                                                         2,924,968
                                                                       -----------
   CONSUMER FINANCE -- 0.9%
17,105      Capital One Financial Corporation                              841,224
                                                                       -----------
   DIVERSIFIED FINANCIAL SERVICES -- 4.3%
19,000      CIT Group, Inc.                                                468,350
80,571      Citigroup, Inc.                                              3,448,439
                                                                       -----------
                                                                         3,916,789
                                                                       -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.7%
33,351      ALLTEL Corporation                                           1,608,185
10,434      AT&T Corporation                                               200,854
19,951      BellSouth Corporation                                          531,295
94,256      SBC Communications, Inc.                                     2,408,241
34,699      Verizon Communications, Inc.                                 1,368,876
                                                                       -----------
                                                                         6,117,451
                                                                       -----------
   ELECTRIC UTILITIES -- 3.9%
 9,420      Consolidated Edison, Inc.                                      407,698
 8,260      Dominion Resources, Inc.                                       530,870
 5,362      DTE Energy Company                                             207,188
13,495      Edison International+                                          221,723
 6,304      Entergy Corporation                                            332,725
 6,376      Exelon Corporation                                             381,348
 5,579      FPL Group, Inc.                                                372,956
 3,000      PPL Corporation                                                129,000
10,724      Progress Energy, Inc.                                          470,784
 7,753      TXU Corporation                                                174,055
10,362      Wisconsin Energy Corporation                                   300,498
                                                                       -----------
                                                                         3,528,845
                                                                       -----------
   ELECTRICAL EQUIPMENT -- 2.2%
36,085      Cooper Industries Ltd., Class A                              1,490,311
23,549      Rockwell Automation, Inc.                                      561,408
                                                                       -----------
                                                                         2,051,719
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
29,621      Celestica, Inc.+                                           $   466,827
18,042      Tech Data Corporation+                                         481,902
                                                                       -----------
                                                                           948,729
                                                                       -----------
   ENERGY EQUIPMENT & SERVICES -- 2.4%
43,874      ENSCO International, Inc.                                    1,180,211
29,998      Noble Corporation+                                           1,028,931
                                                                       -----------
                                                                         2,209,142
                                                                       -----------
   FOOD & STAPLES RETAILING -- 0.5%
21,520      Safeway, Inc.+                                                 440,299
                                                                       -----------
   HEALTH CARE PROVIDERS & SERVICES -- 3.4%
10,724      AmerisourceBergen Corporation                                  743,710
16,274      Anthem, Inc.+                                                1,255,539
35,802      HCA, Inc.                                                    1,147,096
                                                                       -----------
                                                                         3,146,345
                                                                       -----------
   HOTELS, RESTAURANTS & LEISURE -- 3.6%
28,574      Carnival Corporation                                           928,941
38,736      Darden Restaurants, Inc.                                       735,209
41,302      Harrah's Entertainment, Inc.+                                1,661,993
                                                                       -----------
                                                                         3,326,143
                                                                       -----------
   HOUSEHOLD DURABLES -- 2.2%
26,217      Centex Corporation                                           2,039,420
                                                                       -----------
   HOUSEHOLD PRODUCTS -- 1.9%
16,195      Kimberly-Clark Corporation                                     844,407
44,000      The Dial Corporation                                           855,800
                                                                       -----------
                                                                         1,700,207
                                                                       -----------
   INDUSTRIAL CONGLOMERATES -- 1.6%
78,618      Tyco International Ltd.                                      1,492,170
                                                                       -----------
   INSURANCE -- 5.7%
60,206      ACE Ltd.                                                     2,064,463
21,223      Ambac Financial Group, Inc.                                  1,406,024
15,844      American International Group, Inc.                             874,272
26,000      Prudential Financial, Inc.                                     874,900
                                                                       -----------
                                                                         5,219,659
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY SERVICES -- 1.0%
19,796      Affiliated Computer Services, Inc., Class A+               $   905,271
                                                                       -----------
   MACHINERY -- 1.6%
21,955      ITT Industries, Inc.                                         1,437,174
                                                                       -----------
   MEDIA -- 3.7%
37,244      Clear Channel Communications, Inc.+                          1,578,773
16,862      Comcast Corporation, Class A+                                  508,895
46,664      Comcast Corporation, Class A Special+                        1,345,323
                                                                       -----------
                                                                         3,432,991
                                                                       -----------
   METALS & MINING -- 1.4%
48,982      Alcoa, Inc.                                                  1,249,041
                                                                       -----------
   MULTILINE RETAIL -- 1.1%
26,534      Federated Department Stores, Inc.                              977,778
                                                                       -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.5%
11,883      Duke Energy Corporation                                        237,066
 6,043      Equitable Resources, Inc.                                      246,192
                                                                       -----------
                                                                           483,258
                                                                       -----------
   OIL & GAS -- 7.0%
19,730      Apache Corporation                                           1,283,634
26,534      ChevronTexaco Corporation                                    1,915,755
90,619      Exxon Mobil Corporation                                      3,254,128
                                                                       -----------
                                                                         6,453,517
                                                                       -----------
   PHARMACEUTICALS -- 1.3%
20,320      Merck & Company, Inc.                                        1,230,376
                                                                       -----------
   REAL ESTATE -- 2.3%
10,630      General Growth Properties, Inc.                                663,737
26,810      ProLogis                                                       731,913
16,448      Vornado Realty Trust                                           717,133
                                                                       -----------
                                                                         2,112,783
                                                                       -----------
   SOFTWARE -- 0.5%
23,000      Check Point Software Technologies Ltd.+                        449,650
                                                                       -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
12,898      V.F. Corporation                                               438,145
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE -- 5.5%
19,087      Countrywide Financial Corporation                          $ 1,327,883
18,802      Federal Home Loan Mortgage Corporation                         954,578
43,910      Radian Group, Inc.                                           1,609,301
27,888      Washington Mutual, Inc.                                      1,151,774
                                                                       -----------
                                                                         5,043,536
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $83,632,992)                                                   89,370,562
                                                                       -----------
PREFERRED STOCK -- 0.3%
   (Cost $784,906)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
26,607      Solectron Corporation, 7.25%                                   312,366
                                                                       -----------

OTHER INVESTMENTS*
   (Cost $1,872,286)                                       2.1%          1,872,286
                                                         -----         -----------
TOTAL INVESTMENTS
   (Cost $86,290,184)                                     99.8%         91,555,214
                                                         -----         -----------
OTHER ASSETS AND LIABILITIES (NET)                         0.2             175,601
                                                         -----         -----------
NET ASSETS                                               100.0%        $91,730,815
                                                         =====         ===========

------------

* As of June 30, 2003, the market value of the securities on loan is $1,871,348. Cash collateral received for securities loaned of $1,872,286 is invested in 1,872,286 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Non-income producing security.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

At June 30, 2003 the country diversification of the Munder Large-Cap Value Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
COMMON STOCKS:
United States........................................       87.8%        $80,542,133
Cayman Islands.......................................        3.4           3,093,395
Bermuda..............................................        3.2           2,982,480
Canada...............................................        1.5           1,373,963
Panama...............................................        1.0             928,941
Israel...............................................        0.5             449,650
                                                           -----         -----------
TOTAL COMMON STOCKS..................................       97.4          89,370,562
PREFERRED STOCK:
United States........................................        0.3             312,366
OTHER INVESTMENTS....................................        2.1           1,872,286
                                                           -----         -----------
TOTAL INVESTMENTS....................................       99.8          91,555,214
OTHER ASSETS AND LIABILITIES (NET)...................        0.2             175,601
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $91,730,815
                                                           =====         ===========

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER LARGE-CAP VALUE FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $1,871,348 of securities
      loaned)...............................................  $91,555,214
Dividends receivable........................................       88,248
Receivable for investment securities sold...................      157,456
Receivable for Fund shares sold.............................    3,158,404
Prepaid expenses and other assets...........................       35,846
                                                              -----------
      Total Assets..........................................   94,995,168
                                                              -----------
LIABILITIES:
Due to custodian............................................      113,625
Payable for Fund shares redeemed............................    1,106,270
Payable upon return of securities loaned....................    1,872,286
Investment advisory fees payable............................       56,934
Transfer agency/record keeping fees payable.................       16,579
Trustees' fees and expenses payable.........................       16,280
Distribution fees payable...................................       11,997
Shareholder servicing fees payable..........................       10,188
Administration fees payable.................................        8,082
Custody fees payable........................................          633
Accrued expenses and other payables.........................       51,479
                                                              -----------
      Total Liabilities.....................................    3,264,353
                                                              -----------
NET ASSETS..................................................  $91,730,815
                                                              ===========
Investments, at cost........................................  $86,290,184
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $     (3,996)
Accumulated net realized loss on investments sold...........   (10,310,556)
Net unrealized appreciation of investments..................     5,265,392
Paid-in capital.............................................    96,779,975
                                                              ------------
                                                              $ 91,730,815
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  5,675,400
                                                              ============
Class B Shares..............................................  $  9,118,614
                                                              ============
Class C Shares..............................................  $  2,816,938
                                                              ============
Class K Shares..............................................  $ 47,086,597
                                                              ============
Class Y Shares..............................................  $ 27,033,266
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       517,072
                                                              ============
Class B Shares..............................................       840,816
                                                              ============
Class C Shares..............................................       259,895
                                                              ============
Class K Shares..............................................     4,287,144
                                                              ============
Class Y Shares..............................................     2,460,178
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $10.98
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $11.62
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $10.84
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $10.84
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.98
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.99
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     29,832
Dividends(a)................................................     2,492,808
Securities lending..........................................         5,857
                                                              ------------
  Total Investment Income...................................     2,528,497
                                                              ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        14,176
  Class B Shares............................................        91,711
  Class C Shares............................................        27,826
Shareholder servicing fees:
  Class K Shares............................................       116,776
Investment advisory fees....................................       922,851
Administration fees.........................................       166,845
Transfer agency/record keeping fees.........................        89,531
Legal and audit fees........................................        56,841
Registration and filing fees................................        40,628
Custody fees................................................        28,709
Trustees' fees and expenses.................................        20,785
Other.......................................................        44,294
                                                              ------------
  Total Expenses............................................     1,620,973
Fees waived by transfer agent...............................        (4,206)
                                                              ------------
Net Expenses................................................     1,616,767
                                                              ------------
NET INVESTMENT INCOME.......................................       911,730
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................    (6,022,083)
  Foreign currency-related transactions.....................           364
  Redemption in kind........................................     1,421,972
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    (6,548,299)
  Foreign currency-related transactions.....................          (153)
                                                              ------------
Net realized and unrealized loss on investments.............   (11,148,199)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(10,236,469)
                                                              ============

------------

(a) Net of foreign withholding taxes of $5,405.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $    911,730     $    652,626
Net realized loss on investments sold and redemption
  in kind...........................................    (4,599,747)      (3,605,360)
Net change in unrealized appreciation/(depreciation)
  of investments....................................    (6,548,452)     (13,299,954)
                                                      ------------     ------------
Net decrease in net assets resulting from
  operations........................................   (10,236,469)     (16,252,688)
Dividends to shareholders from net investment
  income:
  Class A Shares....................................       (37,709)         (20,943)
  Class B Shares....................................          (492)              --
  Class C Shares....................................          (143)              --
  Class K Shares....................................      (312,188)        (186,098)
  Class Y Shares....................................      (529,262)        (435,498)
Distributions to shareholders from net realized
  gains:
  Class A Shares....................................            --         (203,589)
  Class B Shares....................................            --         (356,859)
  Class C Shares....................................            --         (116,053)
  Class K Shares....................................            --       (2,365,351)
  Class Y Shares....................................            --       (2,497,070)
Distributions to shareholders from capital
  Class A Shares....................................        (1,493)              --
  Class B Shares....................................           (20)              --
  Class C Shares....................................            (6)              --
  Class K Shares....................................       (12,364)              --
  Class Y Shares....................................       (20,962)              --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................    (1,103,608)       1,463,721
  Class B Shares....................................    (2,148,000)       2,769,926
  Class C Shares....................................      (672,500)         461,766
  Class K Shares....................................    (5,442,089)     (16,321,185)
  Class Y Shares....................................   (43,335,772)       8,125,857
                                                      ------------     ------------
Net decrease in net assets..........................   (63,853,077)     (25,934,064)
NET ASSETS:
Beginning of year...................................   155,583,892      181,517,956
                                                      ------------     ------------
End of year.........................................  $ 91,730,815     $155,583,892
                                                      ============     ============
Accumulated net investment loss.....................  $     (3,996)    $     (2,706)
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  5,327,536     $  3,631,829
Issued as reinvestment of dividends..................        29,620          179,109
Proceeds received in merger..........................            --          863,888
Redeemed.............................................    (6,460,764)      (3,211,105)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (1,103,608)    $  1,463,721
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  2,367,755     $  6,486,319
Issued as reinvestment of dividends..................           258          185,753
Proceeds received in merger..........................            --        1,063,442
Redeemed.............................................    (4,516,013)      (4,965,588)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (2,148,000)    $  2,769,926
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $    717,411     $  2,211,610
Issued as reinvestment of dividends..................            99           80,030
Proceeds received in merger..........................            --          581,561
Redeemed.............................................    (1,390,010)      (2,411,435)
                                                       ------------     ------------
Net increase/(decrease)..............................  $   (672,500)    $    461,766
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 11,508,416     $  5,703,346
Issued as reinvestment of dividends..................           271            1,302
Redeemed.............................................   (16,950,776)     (22,025,833)
                                                       ------------     ------------
Net decrease.........................................  $ (5,442,089)    $(16,321,185)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  5,950,146     $ 13,255,348
Issued as reinvestment of dividends..................        89,358          456,699
Proceeds received in merger..........................            --           79,167
Redeemed.............................................   (17,069,480)      (5,665,357)
Redemption in kind...................................   (32,305,796)              --
                                                       ------------     ------------
Net increase/(decrease)..............................  $(43,335,772)    $  8,125,857
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................        513,431          295,348
Issued as reinvestment of dividends..................          2,955           16,233
Issued in exchange for proceeds received in merger...             --           70,124
Redeemed.............................................       (627,919)        (262,612)
                                                         -----------      -----------
Net increase/(decrease)..............................       (111,533)         119,093
                                                         ===========      ===========
CLASS B SHARES:
Sold.................................................        237,369          534,050
Issued as reinvestment of dividends..................             27           17,089
Issued in exchange for proceeds received in merger...             --           87,311
Redeemed.............................................       (459,096)        (416,966)
                                                         -----------      -----------
Net increase/(decrease)..............................       (221,700)         221,484
                                                         ===========      ===========
CLASS C SHARES:
Sold.................................................         70,076          183,593
Issued as reinvestment of dividends..................             10            7,362
Issued in exchange for proceeds received in merger...             --           47,788
Redeemed.............................................       (141,128)        (199,482)
                                                         -----------      -----------
Net increase/(decrease)..............................        (71,042)          39,261
                                                         ===========      ===========
CLASS K SHARES:
Sold.................................................      1,118,222          470,005
Issued as reinvestment of dividends..................             27              118
Redeemed.............................................     (1,664,222)      (1,808,115)
                                                         -----------      -----------
Net decrease.........................................       (545,973)      (1,337,992)
                                                         ===========      ===========
CLASS Y SHARES:
Sold.................................................        592,550        1,106,290
Issued as reinvestment of dividends..................          9,121           41,127
Issued in exchange for proceeds received in merger...             --            6,421
Redeemed.............................................     (1,731,628)        (465,994)
Redemption in kind...................................     (3,185,976)              --
                                                         -----------      -----------
Net increase/(decrease)..............................     (4,315,933)         687,844
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                         A SHARES
                                                 ---------------------------------------------------------
                                                       YEAR       YEAR       YEAR          YEAR       YEAR
                                                      ENDED      ENDED      ENDED         ENDED      ENDED
                                                 6/30/03(C)    6/30/02    6/30/01    6/30/00(C)    6/30/99
                                                 ---------------------------------------------------------
Net asset value, beginning of period............   $11.42      $13.06     $11.83       $14.98      $15.62
                                                   ------      ------     ------       ------      ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)....................     0.07        0.05       0.08         0.18        0.20
Net realized and unrealized gain/(loss) on
 investments....................................    (0.44)      (1.25)      1.70        (2.58)       0.73
                                                   ------      ------     ------       ------      ------
Total from investment operations................    (0.37)      (1.20)      1.78        (2.40)       0.93
                                                   ------      ------     ------       ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............    (0.07)      (0.04)     (0.07)       (0.16)      (0.18)
Distributions in excess of net investment
 income.........................................       --          --         --        (0.02)         --
Distributions from net realized gains...........       --       (0.40)     (0.48)       (0.57)      (1.39)
Distributions from capital......................    (0.00)(d)      --         --           --          --
                                                   ------      ------     ------       ------      ------
Total distributions.............................    (0.07)      (0.44)     (0.55)       (0.75)      (1.57)
                                                   ------      ------     ------       ------      ------
Net asset value, end of period..................   $10.98      $11.42     $13.06       $11.83      $14.98
                                                   ======      ======     ======       ======      ======
TOTAL RETURN(B).................................    (3.16)%     (9.06)%    15.32%      (16.45)%      6.96%
                                                   ======      ======     ======       ======      ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $5,675      $7,179     $6,654       $5,121      $5,578
Ratio of operating expenses to average
 net assets.....................................     1.35%       1.28%      1.22%        1.23%       1.21%
Ratio of net investment income/(loss) to average
 net assets.....................................     0.71%       0.34%      0.52%        1.37%       1.44%
Portfolio turnover rate.........................       30%         30%        65%          91%         50%
Ratio of operating expenses to average net
 assets without expense waivers.................     1.35%       1.28%      1.22%        1.23%       1.21%

------------

(a) The Munder Large-Cap Value Fund Class A Shares and Class B Shares commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          B SHARES
-------------------------------------------------------------
          YEAR       YEAR       YEAR          YEAR       YEAR
         ENDED      ENDED      ENDED         ENDED      ENDED
    6/30/03(C)    6/30/02    6/30/01    6/30/00(C)    6/30/99
-------------------------------------------------------------
      $11.29      $ 12.97    $ 11.79      $14.93      $15.57
      ------      -------    -------      ------      ------
       (0.01)       (0.04)     (0.02)       0.08        0.10
       (0.44)       (1.24)      1.69       (2.57)       0.72
      ------      -------    -------      ------      ------
       (0.45)       (1.28)      1.67       (2.49)       0.82
      ------      -------    -------      ------      ------
       (0.00)(d)       --      (0.01)      (0.08)      (0.07)
          --           --         --          --          --
          --        (0.40)     (0.48)      (0.57)      (1.39)
       (0.00)(d)       --         --          --          --
      ------      -------    -------      ------      ------
          --        (0.40)     (0.49)      (0.65)      (1.46)
      ------      -------    -------      ------      ------
      $10.84      $ 11.29    $ 12.97      $11.79      $14.93
      ======      =======    =======      ======      ======
       (3.98)%      (9.72)%    14.39%     (17.07)%      6.18%
      ======      =======    =======      ======      ======
      $9,119      $11,994    $10,905      $3,961      $3,700
        2.10%        2.03%      1.97%       1.98%       1.97%
       (0.04)%      (0.41)%    (0.23)%      0.62%       0.69%
          30%          30%        65%         91%         50%
        2.10%        2.03%      1.97%       1.98%       1.97%

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                      C SHARES
                                              ---------------------------------------------------------
                                                    YEAR       YEAR       YEAR          YEAR       YEAR
                                                   ENDED      ENDED      ENDED         ENDED      ENDED
                                              6/30/03(C)    6/30/02    6/30/01    6/30/00(C)    6/30/99
                                              ---------------------------------------------------------
Net asset value, beginning of period.........   $11.28      $12.96     $11.78       $14.91      $15.55
                                                ------      ------     ------       ------      ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss).................    (0.01)      (0.04)     (0.02)        0.08        0.09
Net realized and unrealized gain/(loss) on
 investments.................................    (0.43)      (1.24)      1.69        (2.56)       0.73
                                                ------      ------     ------       ------      ------
Total from investment operations.............    (0.44)      (1.28)      1.67        (2.48)       0.82
                                                ------      ------     ------       ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income.........    (0.00)(d)      --      (0.01)       (0.08)      (0.07)
Distributions from net realized gains........       --       (0.40)     (0.48)       (0.57)      (1.39)
Distributions from capital...................    (0.00)(d)      --         --           --          --
                                                ------      ------     ------       ------      ------
Total distributions..........................       --       (0.40)     (0.49)       (0.65)      (1.46)
                                                ------      ------     ------       ------      ------
Net asset value, end of period...............   $10.84      $11.28     $12.96       $11.78      $14.91
                                                ======      ======     ======       ======      ======
TOTAL RETURN(B)..............................    (3.89)%     (9.73)%    14.40%      (17.02)%      6.18%
                                                ======      ======     ======       ======      ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $2,817      $3,733     $3,781       $1,073      $1,366
Ratio of operating expenses to average
 net assets..................................     2.10%       2.03%      1.97%        1.98%       1.97%
Ratio of net investment income/(loss) to
 average net assets..........................    (0.04)%     (0.41)%    (0.23)%       0.62%       0.69%
Portfolio turnover rate......................       30%         30%        65%          91%         50%
Ratio of operating expenses to average net
 assets without expense waivers..............     2.10%       2.03%      1.97%        1.98%       1.97%

------------

(a) The Munder Large-Cap Value Fund Class C Shares and Class K Shares commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                           K SHARES
---------------------------------------------------------------
           YEAR       YEAR       YEAR          YEAR        YEAR
          ENDED      ENDED      ENDED         ENDED       ENDED
     6/30/03(C)    6/30/02    6/30/01    6/30/00(C)     6/30/99
---------------------------------------------------------------
      $ 11.43      $ 13.06    $ 11.84     $  15.00     $  15.64
      -------      -------    -------     --------     --------
         0.07         0.05       0.08         0.18         0.21
        (0.45)       (1.24)      1.69        (2.59)        0.72
      -------      -------    -------     --------     --------
        (0.38)       (1.19)      1.77        (2.41)        0.93
      -------      -------    -------     --------     --------
        (0.07)       (0.04)     (0.07)       (0.18)       (0.18)
           --        (0.40)     (0.48)       (0.57)       (1.39)
        (0.00)(d)       --         --           --           --
      -------      -------    -------     --------     --------
      $ (0.07)     $ (0.44)   $ (0.55)    $  (0.75)    $  (1.57)
      -------      -------    -------     --------     --------
      $ 10.98      $ 11.43    $ 13.06     $  11.84     $  15.00
      =======      =======    =======     ========     ========
        (3.25)%      (8.98)%    15.22%      (16.49)%       6.95%
      =======      =======    =======     ========     ========
      $47,087      $55,232    $80,625     $110,257     $205,364
         1.35%        1.28%      1.22%        1.23%        1.21%
         0.71%        0.34%      0.52%        1.37%        1.45%
           30%          30%        65%          91%          50%
         1.35%        1.28%      1.22%        1.23%        1.21%

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                      Y SHARES
                                              ---------------------------------------------------------
                                                    YEAR       YEAR       YEAR          YEAR       YEAR
                                                   ENDED      ENDED      ENDED         ENDED      ENDED
                                              6/30/03(C)    6/30/02    6/30/01    6/30/00(C)    6/30/99
                                              ---------------------------------------------------------
Net asset value, beginning of period........   $ 11.43      $ 13.07    $ 11.84     $ 15.00      $ 15.64
                                               -------      -------    -------     -------      -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.......................      0.10         0.07       0.10        0.21         0.25
Net realized and unrealized gain/(loss) on
 investments................................     (0.44)       (1.24)      1.71       (2.59)        0.72
                                               -------      -------    -------     -------      -------
Total from investment operations............     (0.34)       (1.17)      1.81       (2.38)        0.97
                                               -------      -------    -------     -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income........     (0.10)       (0.07)     (0.10)      (0.18)       (0.22)
Distributions in excess of net investment
 income.....................................        --           --         --       (0.03)          --
Distributions from net realized gains.......        --        (0.40)     (0.48)      (0.57)       (1.39)
Distributions from capital..................     (0.00)(d)       --         --          --           --
                                               -------      -------    -------     -------      -------
Total distributions.........................     (0.10)       (0.47)     (0.58)      (0.78)       (1.61)
                                               -------      -------    -------     -------      -------
Net asset value, end of period..............   $ 10.99      $ 11.43    $ 13.07     $ 11.84      $ 15.00
                                               =======      =======    =======     =======      =======
TOTAL RETURN(B).............................     (2.92)%      (8.83)%    15.59%     (16.28)%       7.22%
                                               =======      =======    =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........   $27,033      $77,446    $79,553     $73,435      $39,368
Ratio of operating expenses to average net
 assets.....................................      1.10%        1.03%      0.97%       0.98%        0.96%
Ratio of net investment income to average
 net assets.................................      0.96%        0.59%      0.77%       1.62%        1.69%
Portfolio turnover rate.....................        30%          30%        65%         91%          50%
Ratio of operating expenses to average net
 assets without expense waivers.............      1.10%        1.03%      0.97%       0.98%        0.96%

------------

(a) The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represent less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFT. On April 28, 2003, shareholders of the Munder Large-Cap Value Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

   On May 3, 2002, the Predecessor Fund, then a series of The Munder Funds Trust ("MFT"), acquired all of the assets of the Munder Framlington Global Financial Services Fund, a series of MFFT, and assumed all liabilities of the Munder Framlington Global Financial Services Fund in exchange for shares of the Predecessor Fund and the subsequent liquidation of the Munder Framlington Global Financial Services Fund. The Agreement and Plan of

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Reorganization was approved by the shareholders of the Munder Framlington Global Financial Services Fund at a Special Meeting of the Shareholders held on May 1, 2002.

Number of shares outstanding of the Munder Framlington
  Global Financial Services Fund prior to merger
  Class A...................................................    88,708
  Class B...................................................   110,042
  Class II..................................................    60,136
  Class Y...................................................     8,112
Number of Shares issued of the Fund for shares of the Munder
  Framlington Global Financial Services Fund
  Class A...................................................    70,124
  Class B...................................................    87,311
  Class C...................................................    47,788
  Class Y...................................................     6,421
Unrealized appreciation/(depreciation) immediately prior to
  acquisition of all assets and assumption of all
  liabilities of the Munder Framlington Global Financial
  Services Fund.............................................  $(64,642)

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Framlington Global Financial Services Fund.

                                                 PRIOR TO MERGER    AFTER MERGER
                                                 -------------------------------
Net assets of the Munder Framlington Global
  Financial Services Fund
  Class A......................................    $   863,888      $        --
  Class B......................................      1,063,442               --
  Class II.....................................        581,561               --
  Class Y......................................         79,167               --
Net assets of the Predecessor Fund
  Class A......................................    $ 6,766,027      $ 7,629,915
  Class B......................................     12,145,265       13,208,707
  Class C......................................      3,656,660        4,238,221
  Class K......................................     61,096,135       61,096,135
  Class Y......................................     83,223,633       83,302,800

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $4,206 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for Real Estate Investment Trusts, redemptions in kind, and foreign currency gains and losses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $166,845 before payment of sub-administration fees and $42,345 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $8,851 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $60 from commissions on sales of Class A Shares for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

 CLASS A      CLASS B      CLASS C       CLASS K
  SHARES       SHARES       SHARES        SHARES
12B-1 FEES   12B-1 FEES   12B-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $186 to Comerica Securities and $116,896 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $36,503,654 and $86,624,123 respectively, for the year ended June 30, 2003. For the year ended June 30, 2003, the Fund had a redemption in kind which resulted in a redemption out of the Fund of $32,305,796. The redemption is comprised of securities and cash in the amount of $32,305,677 and $119, respectively.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $13,511,144 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $8,244,395 and net appreciation for Federal income tax purposes was $5,266,749. At June 30, 2003, aggregate cost for Federal income tax purposes was $86,288,465.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $2,804.

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

7. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                    ORDINARY     LONG TERM        RETURN
                                     INCOME     CAPITAL GAIN    OF CAPITAL      TOTAL
----------------------------------------------------------------------------------------
June 30, 2003.....................  $879,794     $       --      $34,845      $  914,639
June 30, 2002.....................   628,651      5,552,810           --       6,181,461

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

 POST OCTOBER      UNREALIZED
 LOSS/CAPITAL    APPRECIATION/
LOSS CARRYOVER   (DEPRECIATION)      TOTAL
---------------------------------------------
 $(10,305,235)     $5,267,111     $(5,038,124)

   The differences between book and tax distributable earnings are primarily due to wash sales.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $7,793,701 of unused capital losses of which $15,847, $18,278, $54,755, $638,852 and $7,065,969 expires in 2006, 2007, 2008, 2009 and 2011, respectively. In addition, $15,847, $18,278, $54,755 and $638,852 of the losses expiring in 2006, 2007, 2008 and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $2,511,534.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                       NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy..........................  For              1,412,842,369.064
                                           Withhold             2,751,473.058
                                           TOTAL            1,415,593,842.122
Joseph E. Champagne......................  For              1,412,911,837.169
                                           Withhold             2,682,004.953
                                           TOTAL            1,415,593,842.122
Thomas D. Eckert.........................  For              1,412,891,621.682
                                           Withhold             2,702,220.440
                                           TOTAL            1,415,593,842.122
Charles W. Elliott.......................  For              1,412,822,697.046
                                           Withhold             2,771,145.076
                                           TOTAL            1,415,593,842.122
John Engler..............................  For              1,411,422,159.584
                                           Withhold             4,171,682.538
                                           TOTAL            1,415,593,842.122
Michael T. Monahan.......................  For              1,412,287,359.761
                                           Withhold             3,306,482.361
                                           TOTAL            1,415,593,842.122
Arthur T. Porter.........................  For              1,412,260,202.958
                                           Withhold             3,333,639.164
                                           TOTAL            1,415,593,842.122
John Rakolta, Jr. .......................  For              1,412,413,777.052
                                           Withhold             3,180,065.070
                                           TOTAL            1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,669,783.447
Against..................................................        15,131.348
Abstain..................................................        36,172.838
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,668,750.479
Against..................................................        15,873.689
Abstain..................................................        36,463.465
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,663,646.810
Against..................................................        19,375.755
Abstain..................................................        38,065.068
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,667,714.274
Against..................................................        17,039.418
Abstain..................................................        36,333.941
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,667,516.990
Against..................................................        16,700.242
Abstain..................................................        36,870.401
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,667,326.779
Against..................................................        16,489.071
Abstain..................................................        37,271.783
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,671,289.961
Against..................................................        18,985.838
Abstain..................................................        30,811.834
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,673,385.997
Against..................................................        16,656.969
Abstain..................................................        31,044.667
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,671,526.326
Against..................................................        18,244.135
Abstain..................................................        31,317.172
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,670,850.866
Against..................................................        17,984.379
Abstain..................................................        32,252.388
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,672,295.571
Against..................................................        16,266.177
Abstain..................................................        32,525.885
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,671,663.643
Against..................................................        17,050.569
Abstain..................................................        32,373.421
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,669,892.355
Against..................................................        19,084.238
Abstain..................................................        32,111.040
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,673,431.145
Against..................................................        16,690.094
Abstain..................................................        30,966.394
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
---------------------------------------------------------------------------
For......................................................    10,669,997.512
Against..................................................        21,120.481
Abstain..................................................        29,969.640
Broker Non-votes.........................................       674,452.000
TOTAL....................................................    11,395,539.633

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                 TERM OF                       NUMBER OF
                                              OFFICE(1) AND    PRINCIPAL     PORTFOLIOS IN
                            POSITION(S) WITH    LENGTH OF    OCCUPATION(S)    FUND COMPLEX    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS/
 TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32         None
c/o The Munder Funds        and Chairman      since 11/89    self-employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior
Birmingham, MI 48009                                         Advisor to
Age 71                                                       President,
                                                             Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32         None
c/o The Munder Funds        and Vice          since 2/93     Chief
480 Pierce Street           Chairman                         Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Walbridge
Age 56                                                       Aldinger
                                                             Company
                                                             (construction
                                                             company)
                                                             (since 1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of          32         None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business
Age 67                                                       School (since
                                                             8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice                  32         None
c/o The Munder Funds                          since 11/89    President,
480 Pierce Street                                            Macomb
Suite 300                                                    College
Birmingham, MI 48009                                         (since 2001);
Age 65                                                       Dean, Macomb
                                                             College
                                                             (since 9/97).

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                       NUMBER OF
                                              OFFICE(1) AND    PRINCIPAL     PORTFOLIOS IN
                            POSITION(S) WITH    LENGTH OF    OCCUPATION(S)    FUND COMPLEX    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32         None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief
Suite 300                                                    Executive
Birmingham, MI 48009                                         Officer,
Age 55                                                       Capital
                                                             Automotive
                                                             REIT (real
                                                             estate
                                                             investment
                                                             trust
                                                             specializing
                                                             in retail
                                                             automotive
                                                             properties)
                                                             (since
                                                             10/97).
John Engler                 Director/Trustee  Indefinite     President of          32         Universal Forest
c/o The Munder Funds                          since 2/03     State and                        Products, Inc.
480 Pierce Street                                            Local                            (manufacturer and
Suite 300                                                    Government/Vice                  distributor of
Birmingham, MI 48009                                         President of                     lumber products)
Age 54                                                       Government                       (since 1/03);
                                                             Solutions for                    Northwest Airlines
                                                             North                            (since 4/03).
                                                             America,
                                                             Electronic
                                                             Data Systems
                                                             Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of
                                                             the State of
                                                             Michigan
                                                             (1/91 to
                                                             1/03).

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                       NUMBER OF
                                              OFFICE(1) AND    PRINCIPAL     PORTFOLIOS IN
                            POSITION(S) WITH    LENGTH OF    OCCUPATION(S)    FUND COMPLEX    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and         32         None
3990 John R.                                  since 2/01     Chief
Detroit, MI 48201                                            Executive
Age 47                                                       Officer of
                                                             the Detroit
                                                             Medical
                                                             Center (since
                                                             3/99);
                                                             Professor
                                                             with Tenure
                                                             and Chairman
                                                             of Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine
                                                             (3/91 to
                                                             3/99).

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                       NUMBER OF
                                              OFFICE(1) AND    PRINCIPAL     PORTFOLIOS IN
                            POSITION(S) WITH    LENGTH OF    OCCUPATION(S)    FUND COMPLEX    OTHER DIRECTORSHIPS
                               THE MUNDER         TIME        DURING PAST     OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)       5 YEARS     DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32         CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                          Corporation (energy
Suite 102                                                    Enterprises,                     company) (since
Bloomfield Hills, MI 48301                                   LLC                              12/02); Guilford
Age 64                                                       (consulting                      Mills, Inc.
                                                             company)                         (supplier of
                                                             (since 6/99);                    automotive textile
                                                             Chairman of                      products) (since
                                                             Munder                           10/02).
                                                             Capital
                                                             Management
                                                             (investment
                                                             advisor)
                                                             (10/99 to
                                                             12/00);
                                                             Chairman and
                                                             Chief
                                                             Executive
                                                             Officer of
                                                             Munder
                                                             Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company)
                                                             (6/92 to
                                                             6/99).

-----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER LARGE-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                                                LENGTH OF
                            POSITION(S) WITH      TIME
NAME, ADDRESS AND AGE       THE MUNDER FUNDS    SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00     Management (investment advisor) (since
Suite 300                                                    7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                         Capital Management, Inc. (investment
Age 45                                                       advisor) (12/92 to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity
Age 37                                                       group) (10/99 to 5/00); Sr. Portfolio
                                                             Manager of Munder Capital Management (1/98
                                                             to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01);
Suite 300                                                    Corporate Accounting Manager,
Birmingham, MI 48009                                         DaimlerChrysler Corporation (automotive
Age 34                                                       manufacturer) (9/99 to 6/01); Manager,
                                                             Audit and Business Advisory Practice,
                                                             Arthur Andersen LLP (5/95 to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Large-Cap Value Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Large-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Large-Cap Value Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER LARGE-CAP VALUE FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund, 100% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

   For the fiscal year ended June 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNLCV603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                 MUNDER MICHIGAN
                                                              TAX-FREE BOND FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. The municipal bond market had a similar year to the taxable bond market, with a 9.96% return for the Lehman Brothers 15-year Municipal Bond Index during the period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  35         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Michigan Tax-Free Bond Fund Team

   The Fund earned a return of 8.74% for the year ending June 30, 2003, relative to the 7.65% median return for the Lipper universe of Michigan municipal debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending June 30. The Fund is also measured against a blended index made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes. This blended index had a return of 9.70% for the year ending June 30.

   The performance of the Fund was boosted during the quarter by its overweighting of AAA-rated and AA-rated securities. As of June 30, the Fund had 85% of its holdings invested in AAA-rated securities and 14% in AA-rated securities. This compares with 64% and 21%, respectively, for the Fund's blended Lehman benchmark.

   One of the more significant developments during the quarter was the poor performance of municipal bonds related to tobacco settlement payments. States, counties and local governments have issued approximately $19 billion in bonds whose interest and principal payments are dependent on the flow of payments from tobacco companies. When Altria, the parent company of Philip Morris, was downgraded by Moody's, the price of these bonds suffered. There were no tobacco bonds issued in the State of Michigan and thus we did not own any in the Fund. This was another positive for the Fund's return relative to the Lehman benchmark. Another factor that helped to boost the Fund's relative performance included an overweight in the pre-refunded sector.

   These positive factors were offset in part by the Fund's underweight in the eight-year to 22-year maturity range. An underweighted position in the revenue sector, primarily hospitals and education, also held back relative performance.

   In determining whether it makes sense to move out of one sector and into another, we take into account the impact of a trade on the income of the Fund. In the current environment of low interest rates, the attention paid to income has resulted in fewer trades and lower turnover for the Fund.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Michigan Tax-Free Bond Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER MICHIGAN TAX-FREE BOND FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                  LEHMAN 15-YR.                                LIPPER MICHIGAN
                                                                  MUNICIPAL BOND         LEHMAN BLENDED      MUNICIPAL DEBT FUNDS
                                              CLASS Y                 INDEX#                 INDEX#               AVERAGE**
                                              -------             --------------         --------------      --------------------
1/3/94                                         10000                  10000                  10000                  10000
                                               10048                  10132                  10127                  10123
                                                9752                   9826                   9832                   9859
                                                9269                   9359                   9379                   9436
                                                9344                   9465                   9475                   9491
                                                9413                   9563                   9569                   9574
6/30/94                                         9350                   9492                   9501                   9508
                                                9528                   9680                   9689                   9681
                                                9556                   9711                   9721                   9709
                                                9395                   9548                   9557                   9540
                                                9231                   9358                   9363                   9337
                                                9057                   9158                   9165                   9125
                                                9230                   9384                   9391                   9373
                                                9507                   9701                   9700                   9680
                                                9763                  10021                  10015                   9962
                                                9861                  10145                  10140                  10041
                                                9862                  10149                  10145                  10036
                                               10174                  10501                  10497                  10361
6/30/95                                        10047                  10382                  10381                  10232
                                               10115                  10481                  10483                  10289
                                               10249                  10641                  10632                  10413
                                               10347                  10736                  10715                  10482
                                               10500                  10892                  10884                  10657
                                               10688                  11086                  11078                  10858
                                               10802                  11201                  11191                  10978
                                               10873                  11304                  11281                  11037
                                               10741                  11232                  11199                  10937
                                               10540                  11067                  11038                  10749
                                               10484                  11018                  10994                  10699
                                               10463                  11008                  10985                  10691
6/30/96                                        10600                  11134                  11113                  10816
                                               10716                  11252                  11225                  10921
                                               10705                  11249                  11218                  10914
                                               10878                  11396                  11380                  11082
                                               11004                  11547                  11524                  11197
                                               11229                  11787                  11761                  11390
                                               11158                  11723                  11699                  11340
                                               11153                  11765                  11725                  11333
                                               11266                  11886                  11843                  11431
                                               11073                  11718                  11672                  11280
                                               11176                  11834                  11783                  11376
                                               11349                  12024                  11973                  11541
6/30/97                                        11476                  12169                  12116                  11659
                                               11867                  12561                  12495                  11983
                                               11697                  12419                  12356                  11851
                                               11850                  12577                  12518                  11985
                                               11943                  12660                  12598                  12058
                                               12018                  12743                  12679                  12129
                                               12247                  12961                  12894                  12317
                                               12361                  13121                  13043                  12424
                                               12333                  13117                  13037                  12420
                                               12330                  13127                  13044                  12432
                                               12266                  13066                  12977                  12366
                                               12485                  13298                  13206                  12557
6/30/98                                        12530                  13357                  13261                  12603
                                               12567                  13382                  13286                  12628
                                               12783                  13616                  13518                  12806
                                               12989                  13815                  13714                  12952
                                               12911                  13797                  13694                  12913
                                               12964                  13848                  13746                  12956
                                               12969                  13901                  13788                  12972
                                               13159                  14113                  13978                  13110
                                               13055                  13999                  13879                  13037
                                               13051                  14019                  13899                  13046
                                               13083                  14068                  13941                  13073
                                               12942                  13958                  13838                  12978
6/30/99                                        12685                  13722                  13600                  12780
                                               12731                  13772                  13652                  12802
                                               12590                  13646                  13521                  12651
                                               12581                  13644                  13521                  12622
                                               12429                  13455                  13334                  12470
                                               12567                  13668                  13519                  12573
                                               12455                  13553                  13403                  12444
                                               12395                  13483                  13331                  12349
                                               12534                  13682                  13516                  12508
                                               12860                  14051                  13870                  12791
                                               12766                  13959                  13773                  12701
                                               12653                  13843                  13671                  12616
6/30/00                                        13046                  14269                  14085                  12945
                                               13259                  14459                  14294                  13125
                                               13487                  14702                  14540                  13318
                                               13368                  14615                  14450                  13236
                                               13542                  14810                  14629                  13371
                                               13645                  14928                  14747                  13459
                                               14031                  15336                  15151                  13791
                                               14168                  15449                  15280                  13892
                                               14197                  15499                  15323                  13952
                                               14309                  15636                  15465                  14047
                                               14112                  15433                  15260                  13877
                                               14274                  15597                  15432                  14024
6/30/01                                        14352                  15711                  15543                  14130
                                               14577                  15956                  15787                  14345
                                               14796                  16260                  16073                  14569
                                               14769                  16176                  15996                  14512
                                               14953                  16386                  16202                  14673
                                               14742                  16224                  16042                  14537
                                               14560                  16050                  15869                  14390
                                               14844                  16338                  16157                  14616
                                               15036                  16573                  16377                  14781
                                               14685                  16261                  16058                  14496
                                               15048                  16606                  16393                  14762
                                               15134                  16714                  16490                  14838
6/30/02                                        15318                  16916                  16680                  14979
                                               15545                  17165                  16912                  15157
                                               15721                  17386                  17130                  15320
                                               16082                  17830                  17555                  15647
                                               15790                  17484                  17224                  15365
                                               15698                  17374                  17121                  15296
                                               16056                  17779                  17505                  15623
                                               16001                  17715                  17442                  15562
                                               16245                  18026                  17731                  15782
                                               16220                  18079                  17768                  15779
                                               16350                  18230                  17916                  15897
                                               16788                  18734                  18403                  16245
6/30/03                                        16657                  18601                  18296                  16141

--------------------------------------------------------------------------------

                                  GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                          ---------------------------------------------------------------
                                                     LEHMAN     LEHMAN             LIPPER
CLASS AND                    WITH    WITHOUT    15-YR. MUNI    BLENDED       MI MUNI DEBT
INCEPTION DATE               LOAD       LOAD    BOND INDEX#     INDEX#    FUNDS AVERAGE**
-----------------------------------------------------------------------------------------
CLASS A
  (2/15/94)               $15,691*   $16,339      $18,930      $18,609        $16,372
CLASS B
  (7/5/94)                    N/A    $16,445      $19,597      $19,258        $16,976
CLASS C
  (10/4/96)                   N/A    $14,168      $16,323      $16,077        $14,565
CLASS K
  (1/3/94)                    N/A    $16,261      $18,601      $18,296        $16,141
CLASS Y
  (1/3/94)                    N/A    $16,657      $18,601      $18,296        $16,141

                                                  AVERAGE ANNUAL TOTAL RETURNS
                               ------------------------------------------------------------------
                                  ONE          ONE     FIVE         FIVE       SINCE        SINCE
CLASS AND                        YEAR         YEAR    YEARS        YEARS   INCEPTION    INCEPTION
INCEPTION DATE                 W/LOAD   W/OUT LOAD   W/LOAD   W/OUT LOAD      W/LOAD   W/OUT LOAD
-------------------------------------------------------------------------------------------------
CLASS A
  (2/15/94)                    4.09%*        8.48%   4.72%*        5.58%       4.92%*       5.38%
CLASS B
  (7/5/94)                     2.65%+        7.65%   4.49%+        4.83%         N/A        5.69%
CLASS C
  (10/4/96)                    6.57%+        7.57%     N/A         4.79%         N/A        5.30%
CLASS K
  (1/3/94)                       N/A         8.48%     N/A         5.58%         N/A        5.26%
CLASS Y
  (1/3/94)                       N/A         8.74%     N/A         5.86%         N/A        5.52%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers 15-Year Municipal Bond Index measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-Year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 10-Year Municipal Bond Index (which includes maturities ranging from 8-12 years). Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 3/1/94, 7/1/94, 10/1/96, 1/1/94, and 1/1/94, respectively.

** The Lipper Michigan Municipal Debt Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 3/1/94, 7/1/94, 10/1/96, 1/1/94, and 1/1/94,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER MICHIGAN TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.3%
   MICHIGAN -- 97.3%
$1,000,000      Auburn Hills, Michigan,
                  Building Authority,
                  Refunding, (AMBAC Insured),
                  5.000% due 11/01/2017            AAA          Aaa         $ 1,069,700
 1,000,000      Central Michigan University
                  Revenue, (FGIC Insured),
                  5.500% due 10/01/2026            AAA          Aaa           1,139,200
   600,000      Clinton Macomb, Michigan,
                  Public Library, GO, (AMBAC
                  Insured),
                  5.000% due 04/01/2027            AAA          Aaa             625,824
   515,000      Clinton Township, Michigan
                  Building Authority,
                  Refunding, (AMBAC Insured),
                  4.750% due 11/01/2012            AAA          Aaa             577,387
   750,000      De Witt, Michigan, Public
                  Schools, GO, (FSA Insured,
                  Q-SBLF),
                  4.700% due 05/01/2012            AAA          Aaa             801,758
   600,000      Delta Charter Township,
                  Michigan, GO, (MBIA Insured),
                  5.000% due 05/01/2014            AAA          Aaa             675,648
   375,000      Detroit, Michigan, Water Supply
                  Systems, Revenue, Series A,
                  (MBIA Insured),
                  5.750% due 07/01/2011            AAA          Aaa             445,005
 1,000,000      Dexter Community Schools,
                  Michigan, GO, (FGIC Insured,
                  Q-SBLF),
                  5.100% due 05/01/2018            AAA          Aaa           1,141,360
   735,000      East Lansing, Michigan, School
                  District, GO, (Q-SBLF),
                  4.700% due 05/01/2009            AAA          Aaa             819,554
   860,000      Eaton Rapids, Michigan, Public
                  Schools, GO, Refunding, (MBIA
                  Insured, Q-SBLF),
                  4.700% due 05/01/2014            AAA          Aaa             912,864

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MICHIGAN (CONTINUED)
$  750,000      Fowlerville, Michigan,
                  Community School District,
                  GO, Refunding, (FSA Insured,
                  Q-SBLF),
                  4.500% due 05/01/2015            AAA          Aaa         $   784,230
                Grand Rapids, Michigan:
   705,000      Building Authority,
                  5.000% due 04/01/2016            AA           Aa2             795,007
 1,000,000      Community College Refunding,
                  GO, (MBIA Insured),
                  5.375% due 05/01/2019            AAA          Aaa           1,097,690
   635,000      Grand Valley, Michigan State
                  University Revenue, (FGIC
                  Insured),
                  5.500% due 02/01/2018            AAA          Aaa             732,263
   700,000      Green Oak Township, Michigan,
                  GO, (MBIA Insured),
                  4.200% due 05/01/2021            A1           Aaa             693,882
   400,000      Grosse Pointe, Michigan, Public
                  Schools, GO,
                  4.750% due 05/01/2022            AA+          Aa2             408,744
   750,000      Holland Michigan Building
                  Authority, GO, (AMBAC
                  Insured),
                  5.000% due 10/01/2021            AAA          Aaa             795,293
 1,100,000      Ingham County, Michigan,
                  Refunding, (FSA Insured),
                  5.125% due 11/01/2012            AAA          Aaa           1,242,912
   750,000      Jenison, Michigan Public
                  Schools, GO, Building and
                  Site, (FGIC Insured),
                  5.000% due 05/01/2021            AAA          Aaa             798,023
   760,000      Kent County, Michigan, Airport
                  Facility Revenue,
                  4.750% due 01/01/2016            AAA          Aaa             791,365
   750,000      Kent County, Michigan, Building
                  Authority,
                  5.000% due 06/01/2021            AAA          Aaa             794,768

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
   MICHIGAN (CONTINUED)
$  500,000      Kentwood, Michigan, Public
                  Schools, GO, (MBIA Insured),
                  5.000% due 05/01/2023            AAA          Aaa         $   525,930
   515,000      Lansing, Michigan, Water
                  Supply, Steam & Electric
                  Utility System, Series A,
                  5.500% due 07/01/2009            AA           Aa3             597,379
   500,000      Lincoln, Michigan, Consolidated
                  School District, GO, (FSA
                  Insured, Q-SBLF),
                  5.000% due 05/01/2018            AAA          Aaa             531,715
 1,000,000      Lincoln, Michigan, School
                  District, Refunding, (FSA
                  Insured, Q-SBLF),
                  5.000% due 05/01/2011            AAA          Aaa           1,131,350
 1,000,000      Mattawan, Michigan,
                  Consolidated School District,
                  GO, (FSA Insured, Q-SBLF),
                  5.750% due 05/01/2025            AAA          Aaa           1,123,310
   500,000      Michigan Municipal Building
                  Authority Revenue,
                  4.750% due 10/01/2018            AAA          Aaa             523,265
   500,000      Michigan Public Power Agency
                  Revenue, Combustion Turbine
                  Number 1, Project A, (AMBAC
                  Insured),
                  5.250% due 01/01/2020            AAA          Aaa             545,515
                Michigan State Building
                  Authority Revenue:
 1,000,000        Facilities Project, Series
                  II,
                  5.000% due 10/15/2014            AA+          Aa1           1,083,130
 1,000,000        Refunding Facilities Program,
                  Series 1,
                  4.750% due 10/15/2021            AA+          Aa1           1,026,560
   600,000      Michigan State Environmental
                  Protection Program, GO,
                  6.250% due 11/01/2012            AAA          Aaa             728,130

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MICHIGAN (CONTINUED)
$  715,000      Michigan State Hospital Finance
                  Authority Revenue, Saint John
                  Hospital & Medical Center,
                  Series A (AMBAC Insured),
                  6.000% due 05/15/2010            AAA          Aaa         $   859,973
 1,000,000      Michigan State Housing
                  Development Rental Revenue,
                  Series C, AMT, (MBIA
                  Insured),
                  5.050% due 10/01/2015            AAA          Aaa           1,050,270
   650,000      Michigan State Strategic Fund,
                  1.000% due 05/01/2032            A-1          A+              650,000
 1,000,000      Michigan State Trunk Line,
                  Series A,
                  5.250% due 11/01/2011            AA           Aa3           1,160,220
   750,000      Milan, Michigan, Area Schools,
                  GO, Refunding, (Q-SBLF),
                  0.900% due 05/01/2030            A1+          NR              750,000
   500,000      Montrose, Michigan, School
                  District, GO, (MBIA Insured,
                  Q-SBLF),
                  6.200% due 05/01/2017            AAA          Aaa             631,820
 1,000,000      Plainwell, Michigan Community
                  School District, Refunding,
                  (FSA Insured, Q-SBLF),
                  5.000% due 05/01/2018            AAA          Aaa           1,063,430
   500,000      Redford, Michigan Unified
                  School District, GO:
                  (AMBAC Insured, Q-SBLF),
                  5.500% due 05/01/2014            AAA          Aaa             588,830
 1,500,000      Refunding, (AMBAC Insured,
                  Q-SBLF),
                  5.000% due 05/01/2022            AAA          Aaa           1,657,260
   750,000      Rochester Community School
                  District, Michigan, GO, (MBIA
                  Insured, Q-SBLF),
                  5.000% due 05/01/2019            AAA          Aaa             842,932

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
   MICHIGAN (CONTINUED)
$  750,000      Rockford, Michigan, Public
                  School District, GO,
                  Refunding, Series A,
                  (Q-SBLF),
                  4.800% due 05/01/2017            AAA          Aaa         $   796,725
 1,000,000      South Redford, Michigan, School
                  District, GO, (FGIC Insured,
                  Q-SBLF),
                  5.350% due 05/01/2010            AAA          Aaa           1,129,130
   400,000      Vicksburg, Michigan, Community
                  School District, GO,
                  (Q-SBLF),
                  5.000% due 05/01/2013            AAA          Aaa             454,004
   515,000      Walled Lake, Michigan,
                  Consolidated School District,
                  GO, (Q-SBLF),
                  4.800% due 05/01/2010            AAA          Aaa             576,589
   750,000      Warren, Michigan, Downtown
                  Development, GO, (MBIA
                  Insured),
                  4.250% due 10/01/2026            AAA          Aaa             725,318
   500,000      Washtenaw County, Michigan,
                  Building Authority, GO,
                  3.250% due 09/01/2013            AA           Aa3             496,790
   525,000      Waverly, Michigan, Community
                  Schools, GO, (FGIC Insured),
                  4.875% due 05/01/2010            AAA          Aaa             589,517
 1,500,000      West Ottawa, Michigan, Public
                  School District, GO, Capital
                  Appreciation, Pre-refunded,
                  (MBIA Insured),
                  4.075% due 05/01/2015+           AAA          Aaa             717,930
   500,000      Willow Run, Michigan, Community
                  Schools, GO, (AMBAC Insured,
                  Q-SBLF),
                  5.000% due 05/01/2016            AAA          Aaa             538,710
                                                                            -----------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $37,066,972)                                                        40,238,209
                                                                            -----------

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
-------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 4.8%
   (Cost $1,991,131)
 1,991,131      Valiant Tax-Exempt Money Market
                  Fund                                                    $ 1,991,131

TOTAL INVESTMENTS
   (Cost $39,058,103)                                     102.1%            42,229,340
                                                          -----            -----------
OTHER ASSETS AND LIABILITIES (NET)                         (2.1)              (870,469)
                                                          -----            -----------
NET ASSETS                                                100.0%           $41,358,871
                                                          =====            ===========

------------

+ Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
Q-SBLF -- Qualified School Bond Loan Fund

At June 30, 2003 the sector diversification of the Munder Michigan Tax-Free Bond Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
MUNICIPAL BONDS AND NOTES:
Insured..............................................       57.9%        $23,939,745
Revenue..............................................       16.0           6,626,927
General Obligation...................................       14.1           5,825,304
Pre-Refunded.........................................        9.3           3,846,233
                                                           -----         -----------
TOTAL MUNICIPAL BONDS AND NOTES......................       97.3          40,238,209
INVESTMENT COMPANY SECURITIES........................        4.8           1,991,131
                                                           -----         -----------
TOTAL INVESTMENTS....................................      102.1          42,229,340
OTHER ASSETS AND LIABILITIES (NET)...................       (2.1)           (870,469)
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $41,358,871
                                                           =====         ===========

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER MICHIGAN TAX-FREE BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (see accompanying schedule)...........  $42,229,340
Interest receivable.........................................      345,336
Dividends receivable........................................        3,730
Receivable for investment securities sold...................      848,553
Receivable for Fund shares sold.............................      126,600
Prepaid expenses and other assets...........................        5,182
                                                              -----------
      Total Assets..........................................   43,558,741
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................      152,364
Payable for investment securities purchased.................    1,952,037
Investment advisory fees payable............................       17,307
Trustees' fees and expenses payable.........................       12,960
Transfer agency/record keeping fees payable.................        8,079
Shareholder servicing fees payable..........................        6,570
Administration fees payable.................................        4,574
Distribution fees payable...................................        2,485
Custody fees payable........................................        1,574
Accrued expenses and other payables.........................       41,920
                                                              -----------
      Total Liabilities.....................................    2,199,870
                                                              -----------
NET ASSETS..................................................  $41,358,871
                                                              ===========
Investments, at cost........................................  $39,058,103
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $     1,860
Accumulated net realized gain on investments sold...........      569,202
Net unrealized appreciation of investments..................    3,171,237
Paid-in capital.............................................   37,616,572
                                                              -----------
                                                              $41,358,871
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 2,403,731
                                                              ===========
Class B Shares..............................................  $ 1,299,036
                                                              ===========
Class C Shares..............................................  $ 1,094,999
                                                              ===========
Class K Shares..............................................  $32,070,994
                                                              ===========
Class Y Shares..............................................  $ 4,490,111
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................      224,472
                                                              ===========
Class B Shares..............................................      121,045
                                                              ===========
Class C Shares..............................................      102,327
                                                              ===========
Class K Shares..............................................    2,995,354
                                                              ===========
Class Y Shares..............................................      418,871
                                                              ===========
CLASS A SHARES:
Net asset value and redemption price per share..............       $10.71
                                                              ===========
Maximum sales charge........................................         4.00%
Maximum offering price per share............................       $11.16
                                                              ===========
CLASS B SHARES:
Net asset value and offering price per share*...............       $10.73
                                                              ===========
CLASS C SHARES:
Net asset value and offering price per share*...............       $10.70
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $10.71
                                                              ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $10.72
                                                              ===========

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,948,592
Dividends...................................................      16,307
                                                              ----------
      Total Investment Income...............................   1,964,899
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       5,799
  Class B Shares............................................      11,873
  Class C Shares............................................       9,744
Shareholder servicing fees:
  Class K Shares............................................      93,236
Investment advisory fees....................................     215,052
Administration fees.........................................      58,389
Legal and audit fees........................................      48,844
Transfer agency/record keeping fees.........................      44,226
Custody fees................................................      20,744
Trustees' fees and expenses.................................      20,025
Registration and filing fees................................       4,378
Other.......................................................      22,212
                                                              ----------
      Total Expenses........................................     554,522
Fees waived by transfer agent...............................        (101)
                                                              ----------
Net Expenses................................................     554,421
                                                              ----------
NET INVESTMENT INCOME.......................................   1,410,478
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................   1,147,684
Net change in unrealized appreciation/(depreciation) of
  securities................................................     839,198
                                                              ----------
Net realized and unrealized gain on investments.............   1,986,882
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $3,397,360
                                                              ==========

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            YEAR ENDED      YEAR ENDED
                                                         JUNE 30, 2003   JUNE 30, 2002
                                                         -----------------------------
Net investment income..................................  $  1,410,478     $  1,873,014
Net realized gain on investments.......................     1,147,684          212,602
Net change in unrealized appreciation/(depreciation) of
  investments..........................................       839,198          909,283
                                                         ------------     ------------
Net increase in net assets resulting from operations...     3,397,360        2,994,899
Dividends to shareholders from net investment income:
  Class A Shares.......................................       (77,042)         (77,847)
  Class B Shares.......................................       (30,343)         (32,965)
  Class C Shares.......................................       (26,685)          (3,548)
  Class K Shares.......................................    (1,246,820)      (1,739,323)
  Class Y Shares.......................................       (48,551)         (49,072)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares.......................................      (137,344)         427,503
  Class B Shares.......................................      (186,939)         735,403
  Class C Shares.......................................       936,152           19,319
  Class K Shares.......................................   (11,338,600)      (4,839,304)
  Class Y Shares.......................................     3,614,546         (628,969)
                                                         ------------     ------------
Net decrease in net assets.............................    (5,144,266)      (3,193,904)
NET ASSETS
Beginning of year......................................    46,503,137       49,697,041
                                                         ------------     ------------
End of year............................................  $ 41,358,871     $ 46,503,137
                                                         ============     ============
Undistributed net investment income....................  $      1,860     $     26,220
                                                         ============     ============

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $    701,340     $  1,547,156
Issued as reinvestment of dividends..................        44,503           44,852
Redeemed.............................................      (883,187)      (1,164,505)
                                                       ------------     ------------
Net increase/(decrease)..............................  $   (137,344)    $    427,503
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $    447,557     $    853,650
Issued as reinvestment of dividends..................        12,175           10,776
Redeemed.............................................      (646,671)        (129,023)
                                                       ------------     ------------
Net increase/(decrease)..............................  $   (186,939)    $    735,403
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  1,447,705     $     21,210
Issued as reinvestment of dividends..................         1,875              739
Redeemed.............................................      (513,428)          (2,630)
                                                       ------------     ------------
Net increase.........................................  $    936,152     $     19,319
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $  6,745,327     $  8,510,575
Issued as reinvestment of dividends..................            --               20
Redeemed.............................................   (18,083,927)     (13,349,899)
                                                       ------------     ------------
Net decrease.........................................  $(11,338,600)    $ (4,839,304)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  3,710,500     $      3,527
Issued as reinvestment of dividends..................         4,046           18,439
Redeemed.............................................      (100,000)        (650,935)
                                                       ------------     ------------
Net increase/(decrease)..............................  $  3,614,546     $   (628,969)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................       66,650          153,042
Issued as reinvestment of dividends..................        4,245            4,446
Redeemed.............................................      (84,112)        (115,384)
                                                        ----------       ----------
Net increase/(decrease)..............................      (13,217)          42,104
                                                        ==========       ==========
CLASS B SHARES:
Sold.................................................       42,587           84,204
Issued as reinvestment of dividends..................        1,160            1,066
Redeemed.............................................      (61,499)         (12,759)
                                                        ----------       ----------
Net increase/(decrease)..............................      (17,752)          72,511
                                                        ==========       ==========
CLASS C SHARES:
Sold.................................................      138,800            2,090
Issued as reinvestment of dividends..................          179               73
Redeemed.............................................      (48,853)            (261)
                                                        ----------       ----------
Net increase.........................................       90,126            1,902
                                                        ==========       ==========
CLASS K SHARES:
Sold.................................................      642,656          845,223
Issued as reinvestment of dividends..................           --                2
Redeemed.............................................   (1,727,444)      (1,326,448)
                                                        ----------       ----------
Net decrease.........................................   (1,084,788)        (481,223)
                                                        ==========       ==========
CLASS Y SHARES:
Sold.................................................      341,407              344
Issued as reinvestment of dividends..................          387            1,826
Redeemed.............................................       (9,560)         (64,131)
                                                        ----------       ----------
Net increase/(decrease)..............................      332,234          (61,961)
                                                        ==========       ==========

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                         A SHARES
                                               ------------------------------------------------------------
                                                     YEAR          YEAR       YEAR       YEAR          YEAR
                                                    ENDED         ENDED      ENDED      ENDED         ENDED
                                               6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99(C)
                                               ------------------------------------------------------------
Net asset value, beginning of period.......... $    10.21      $ 9.97      $ 9.44     $ 9.60       $10.06
                                               ----------      ------      ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       0.35        0.39        0.39       0.39         0.39
Net realized and unrealized gain/(loss) on
 investments..................................       0.50        0.24        0.53      (0.15)       (0.30)
                                               ----------      ------      ------     ------       ------
Total from investment operations..............       0.85        0.63        0.92       0.24         0.09
                                               ----------      ------      ------     ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income..........      (0.35)      (0.39)      (0.39)     (0.40)       (0.39)
Distributions from net realized gains.........         --          --          --         --        (0.16)
                                               ----------      ------      ------     ------       ------
Total distributions...........................      (0.35)      (0.39)      (0.39)     (0.40)       (0.55)
                                               ----------      ------      ------     ------       ------
Net asset value, end of period................ $    10.71      $10.21      $ 9.97     $ 9.44       $ 9.60
                                               ==========      ======      ======     ======       ======
TOTAL RETURN(B)...............................       8.48%       6.47%       9.87%      2.59%        0.78%
                                               ==========      ======      ======     ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).......... $    2,404      $2,426      $1,951     $1,083       $2,456
Ratio of operating expenses to average net
 assets.......................................       1.26%       0.93%       0.98%      1.03%        1.00%
Ratio of net investment income to average net
 assets.......................................       3.31%       3.83%       3.98%      4.14%        3.88%
Portfolio turnover rate.......................         15%         10%         11%        13%          33%
Ratio of operating expenses to average net
 assets without expense waivers...............       1.26%       0.93%       0.98%      1.03%        1.00%

------------

(a) The Munder Michigan Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on February 15, 1994 and July 5, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                            B SHARES
----------------------------------------------------------------
          YEAR          YEAR       YEAR       YEAR          YEAR
         ENDED         ENDED      ENDED      ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99(C)
----------------------------------------------------------------
    $    10.23      $ 9.99      $ 9.47     $ 9.63       $10.06
    ----------      ------      ------     ------       ------
          0.27        0.31        0.32       0.32         0.32
          0.50        0.25        0.52      (0.15)       (0.28)
    ----------      ------      ------     ------       ------
          0.77        0.56        0.84       0.17         0.04
    ----------      ------      ------     ------       ------
         (0.27)      (0.32)      (0.32)     (0.33)       (0.31)
            --          --          --         --        (0.16)
    ----------      ------      ------     ------       ------
         (0.27)      (0.32)      (0.32)     (0.33)       (0.47)
    ----------      ------      ------     ------       ------
    $    10.73      $10.23      $ 9.99     $ 9.47       $ 9.63
    ==========      ======      ======     ======       ======
          7.65%       5.66%       8.92%      1.82%        0.34%
    ==========      ======      ======     ======       ======
    $    1,299      $1,420      $  662     $  492       $  624
          2.01%       1.68%       1.73%      1.78%        1.75%
          2.56%       3.08%       3.23%      3.39%        3.14%
            15%         10%         11%        13%          33%
          2.01%       1.68%       1.73%      1.78%        1.75%

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                         C SHARES
                                               ------------------------------------------------------------
                                                     YEAR          YEAR       YEAR       YEAR          YEAR
                                                    ENDED         ENDED      ENDED      ENDED         ENDED
                                               6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99(C)
                                               ------------------------------------------------------------
Net asset value, beginning of period.......... $    10.21      $ 9.97      $ 9.46     $ 9.62       $10.05
                                               ----------      ------      ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       0.27        0.31        0.31       0.32         0.32
Net realized and unrealized gain/(loss) on
 investments..................................       0.49        0.25        0.52      (0.15)       (0.28)
                                               ----------      ------      ------     ------       ------
Total from investment operations..............       0.76        0.56        0.83       0.17         0.04
                                               ----------      ------      ------     ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income..........      (0.27)      (0.32)      (0.32)     (0.33)       (0.31)
Distributions from net realized gains.........         --          --          --         --        (0.16)
                                               ----------      ------      ------     ------       ------
Total distributions...........................      (0.27)      (0.32)      (0.32)     (0.33)       (0.47)
                                               ----------      ------      ------     ------       ------
Net asset value, end of period................ $    10.70      $10.21      $ 9.97     $ 9.46       $ 9.62
                                               ==========      ======      ======     ======       ======
TOTAL RETURN(B)...............................       7.57%       5.67%       8.82%      1.82%        0.34%
                                               ==========      ======      ======     ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).......... $    1,095      $  125      $  103     $  110       $  115
Ratio of operating expenses to average net
 assets.......................................       2.01%       1.68%       1.73%      1.78%        1.75%
Ratio of net investment income to average net
 assets.......................................       2.56%       3.08%       3.23%      3.39%        3.13%
Portfolio turnover rate.......................         15%         10%         11%        13%          33%
Ratio of operating expenses to average net
 assets without expense waivers...............       2.01%       1.68%       1.73%      1.78%        1.75%

------------

(a) The Munder Michigan Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on October 4, 1996 and January 3, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                            K SHARES
----------------------------------------------------------------
          YEAR          YEAR       YEAR       YEAR          YEAR
         ENDED         ENDED      ENDED      ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99(C)
----------------------------------------------------------------
    $    10.21      $ 9.97      $  9.45    $  9.62      $10.06
    ----------      ------      -------    -------      ------
          0.35        0.39         0.39       0.39        0.39
          0.50        0.24         0.52      (0.16)      (0.28)
    ----------      ------      -------    -------      ------
          0.85        0.63         0.91       0.23        0.11
    ----------      ------      -------    -------      ------
         (0.35)      (0.39)       (0.39)     (0.40)      (0.39)
            --          --           --         --       (0.16)
    ----------      ------      -------    -------      ------
         (0.35)      (0.39)       (0.39)     (0.40)      (0.55)
    ----------      ------      -------    -------      ------
    $    10.71      $10.21      $  9.97    $  9.45      $ 9.62
    ==========      ======      =======    =======      ======
          8.48%       6.47%        9.75%      2.48%       0.99%
    ==========      ======      =======    =======      ======
    $   32,071      $41,647     $45,498    $45,515      $64,065
          1.26%       0.93%        0.98%      1.03%       1.00%
          3.31%       3.83%        3.98%      4.14%       3.89%
            15%         10%          11%        13%         33%
          1.26%       0.93%        0.98%      1.03%       1.00%

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                         Y SHARES
                                               ------------------------------------------------------------
                                                     YEAR          YEAR       YEAR       YEAR          YEAR
                                                    ENDED         ENDED      ENDED      ENDED         ENDED
                                               6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99(C)
                                               ------------------------------------------------------------
Net asset value, beginning of period.......... $    10.22      $ 9.98      $ 9.46     $ 9.62       $10.06
                                               ----------      ------      ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       0.38        0.41        0.42       0.42         0.42
Net realized and unrealized gain/(loss) on
 investments..................................       0.50        0.25        0.51      (0.16)       (0.28)
                                               ----------      ------      ------     ------       ------
Total from investment operations..............       0.88        0.66        0.93       0.26         0.14
                                               ----------      ------      ------     ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income..........      (0.38)      (0.42)      (0.41)     (0.42)       (0.42)
Distributions from net realized gains.........         --          --          --         --        (0.16)
                                               ----------      ------      ------     ------       ------
Total distributions...........................      (0.38)      (0.42)      (0.41)     (0.42)       (0.58)
                                               ----------      ------      ------     ------       ------
Net asset value, end of period................ $    10.72      $10.22      $ 9.98     $ 9.46       $ 9.62
                                               ==========      ======      ======     ======       ======
TOTAL RETURN(B)...............................       8.74%       6.73%      10.02%      2.84%        1.24%
                                               ==========      ======      ======     ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).......... $    4,490      $  885      $1,483     $1,363       $1,513
Ratio of operating expenses to average net
 assets.......................................       1.01%       0.68%       0.73%      0.78%        0.75%
Ratio of net investment income to average net
 assets.......................................       3.56%       4.08%       4.23%      4.39%        4.14%
Portfolio turnover rate.......................         15%         10%         11%        13%          33%
Ratio of operating expenses to average net
 assets without expense waivers...............       1.01%       0.68%       0.73%      0.78%        0.75%

------------

(a) The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Michigan Tax-Free Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Michigan Tax-Free Bond Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by Board-approved pricing vendors or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

minimum. For the year ending June 30, 2003, such waivers were $101 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for prior period adjustments were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $58,389 before payment of sub-administration fees and $14,857 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,837 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $101 from commissions on sales of Class A Shares for the year ended June 30, 2003.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $59 to Comerica Securities and $93,585 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $6,159,008 and $12,357,030, respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $3,225,235 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $53,998 and net appreciation for Federal income tax purposes was $3,171,237. At June 30, 2003, aggregate cost for Federal income tax purposes was $39,058,103.

6. GEOGRAPHIC CONCENTRATION

   The Fund primarily invests in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2003, investments in these insured securities represented 57.9% of the Fund.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30,

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $901.

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                          TAX-EXEMPT
                                            INCOME      ORDINARY INCOME      TOTAL
                                          -------------------------------------------
June 30, 2003...........................  $1,375,397        $54,044        $1,429,441
June 30, 2002...........................   1,868,464         34,291         1,902,755

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED
  ORDINARY        LONG-TERM      UNREALIZED
   INCOME           GAIN        APPRECIATION     TOTAL
---------------------------------------------------------
   $9,603         $569,202       $3,171,237    $3,750,042

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Fund, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

                 NOMINEES:                                    NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr. .........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,446,605.368
Against...................................................          698.296
Abstain...................................................       21,462.425
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       17,514.282
Abstain...................................................       26,799.411
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       17,514.282
Abstain...................................................       26,799.411
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,422,104.396
Against...................................................       14,525.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,422,104.396
Against...................................................       12,177.296
Abstain...................................................       34,484.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,422,104.396
Against...................................................       14,525.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       17,514.282
Abstain...................................................       26,799.411
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,424,452.396
Against...................................................       12,177.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,422,104.396
Against...................................................       14,525.296
Abstain...................................................       32,136.397
Broker Non-votes..........................................      156,378.000
TOTAL.....................................................    3,625,144.089

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

9. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,         32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and        32       None
c/o The Munder Funds        and Vice          since 2/93      Chief
480 Pierce Street           Chairman                          Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Walbridge
Age 56                                                        Aldinger
                                                              Company
                                                              (construction
                                                              company)
                                                              (since 1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of        32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business
Age 67                                                        School (since
                                                              8/66).

Joseph E. Champagne         Director/Trustee  Indefinite      Vice                32       None
c/o The Munder Funds                          since 11/89     President,
480 Pierce Street                                             Macomb College
Suite 300                                                     (since 2001);
Birmingham, MI 48009                                          Dean, Macomb
Age 65                                                        College (since
                                                              9/97).

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------

Thomas D. Eckert            Director/Trustee  Indefinite      Director,           32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief
Suite 300                                                     Executive
Birmingham, MI 48009                                          Officer,
Age 55                                                        Capital
                                                              Automotive
                                                              REIT (real
                                                              estate
                                                              investment
                                                              trust
                                                              specializing
                                                              in retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of        32       Universal Forest
c/o The Munder Funds                          since 2/03      State and                    Products, Inc.
480 Pierce Street                                             Local                        (manufacturer and
Suite 300                                                     Government/Vice              distributor of
Birmingham, MI 48009                                          President of                 lumber products)
Age 54                                                        Government                   (since 1/03);
                                                              Solutions for                Northwest Airlines
                                                              North America,               (since 4/03).
                                                              Electronic
                                                              Data Systems
                                                              Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of
                                                              the State of
                                                              Michigan (1/91
                                                              to 1/03).

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------

Arthur T. Porter            Director/Trustee  Indefinite      President and       32       None
3990 John R.                                  since 2/01      Chief
Detroit, MI 48201                                             Executive
Age 47                                                        Officer of the
                                                              Detroit
                                                              Medical Center
                                                              (since 3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------


INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of        32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                      Corporation (energy
Suite 102                                                     Enterprises,                 company) (since
Bloomfield Hills, MI 48301                                    LLC                          12/02); Guilford
Age 64                                                        (consulting                  Mills, Inc.
                                                              company)                     (supplier of
                                                              (since 6/99);                automotive textile
                                                              Chairman of                  products) (since
                                                              Munder Capital               10/02).
                                                              Management
                                                              (investment
                                                              advisor)
                                                              (10/99 to
                                                              12/00);
                                                              Chairman and
                                                              Chief
                                                              Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

---------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER MICHIGAN TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)       OFFICE(1)
                                WITH THE      AND LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund from investment income, 96.2% is tax exempt for regular income tax purposes.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Michigan Tax-Free Bond Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Michigan Tax-Free Bond Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Michigan Tax-Free Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNMTFBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                       MUNDER MIDCAP SELECT FUND
                                                    Class A, B, II, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  31         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder MidCap Select Fund Team

   The Fund earned a return of 4.69% for the year ended June 30, 2003 relative to the -0.71% return for the S&P(R) MidCap 400 Index and the -0.26% median return for the Lipper universe of mid-cap growth mutual funds. Compared to its Lipper universe, the Fund has earned an above-median return for the one-month, six-month, one-year, two-year, three-year and five-year time periods ending June 30.

   The Fund's strong absolute and relative returns for the year ended June 30 came largely from strong stock selection in a number of sectors, especially information technology, industrials and financials. Sector allocation, particularly an underweight in the materials sector, also had a positive impact on the Fund's performance.

   Strength in the information technology sector was broad-based, with the largest contributions to relative returns coming from Hotels.com, Mercury Interactive Corporation and UTStarcom, Inc. Hotels.com, which was merged into InterActiveCorp. in June 2003, provides hotel rooms and other lodging accommodations that are marketed through a number of Web sites. Mercury Interactive Corporation is a supplier of business technology optimization products and services, and UTStarcom, Inc. designs and manufactures communications products.

   An overweighted position in the Apollo Group, Inc. made the largest contribution to relative returns in the Fund's industrials sector. The company provides higher education programs for working adults, and operates the University of Phoenix, the College for Financial Planning, Western International University and the Institute for Professional Development. An overweight in Jacobs Engineering Group also added to relative returns in this sector. The company focuses on providing technical professional services to industrial, commercial and governmental clients around the world.

   In the financials sector, an overweighted position in Countrywide Financial Corporation, a mortgage banking holding company, made the largest contribution to the Fund's relative performance.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder MidCap Select Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER MIDCAP SELECT FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                          LIPPER MID CAP GROWTH
                                                         CLASS Y            S&P(R) MIDCAP 400 INDEX#         FUNDS AVERAGE**
                                                         -------            ------------------------      ---------------------
                                                          10000                       10000                       10000
6/30/1998                                                 10020                       10000                       10000
                                                           9580                        9612                        9485
                                                           7440                        7823                        7543
                                                           8185                        8554                        8096
                                                           8495                        9319                        8489
                                                           8775                        9784                        9114
                                                           9655                       10965                       10207
                                                           9455                       10539                       10544
                                                           8635                        9987                        9827
                                                           8905                       10265                       10474
                                                           9436                       11075                       10923
                                                          10196                       11123                       10896
6/30/1999                                                 10867                       11719                       11723
                                                          10497                       11471                       11548
                                                          10026                       11077                       11499
                                                          10172                       10735                       11618
                                                          10991                       11282                       12596
                                                          11902                       11875                       13986
                                                          12710                       12580                       16481
                                                          12086                       12225                       16222
                                                          13529                       13081                       20015
                                                          15166                       14176                       19372
                                                          14664                       13681                       17627
                                                          14520                       13510                       16263
6/30/2000                                                 15829                       13709                       18411
                                                          15584                       13925                       17824
                                                          17077                       15479                       20175
                                                          16842                       15374                       19509
                                                          16721                       14853                       18163
                                                          14967                       13732                       14915
                                                          16626                       14782                       15955
                                                          16795                       15112                       16232
                                                          15924                       14249                       13957
                                                          14826                       13189                       12387
                                                          16139                       14643                       14019
                                                          16580                       14985                       14016
6/30/2001                                                 16592                       14925                       13949
                                                          16183                       14702                       13196
                                                          15379                       14222                       12263
                                                          13987                       12452                       10504
                                                          14416                       13003                       11180
                                                          15434                       13970                       12111
                                                          16204                       14692                       12579
                                                          15491                       14616                       12201
                                                          15457                       14634                       11557
                                                          16351                       15680                       12302
                                                          16679                       15606                       11894
                                                          16159                       15342                       11512
6/30/2002                                                 15188                       14219                       10501
                                                          13873                       12842                        9405
                                                          14077                       12906                        9314
                                                          13387                       11866                        8705
                                                          13931                       12379                        9175
                                                          14293                       13096                        9688
                                                          13739                       12558                        9077
                                                          13728                       12191                        8955
                                                          13445                       11901                        8813
                                                          13683                       12001                        8937
                                                          14520                       12872                        9555
                                                          15561                       13939                       10350
6/30/2003                                                 15901                       14118                       10515

--------------------------------------------------------------------------------

                                GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                        --------------------------------------------------------------
                                                                                LIPPER
                                                           S&P(R)              MID CAP
CLASS AND                 WITH         WITHOUT             MIDCAP         GROWTH FUNDS
INCEPTION DATE            LOAD            LOAD         400 INDEX#            AVERAGE**
--------------------------------------------------------------------------------------
CLASS A
  (7/3/00)              $9,420*        $ 9,968         $   10,298         $      5,711

CLASS B
  (7/5/00)               9,515+          9,780             10,298                5,711

CLASS II
  (7/14/00)              9,130*          9,225             10,298                5,711

CLASS K
  (12/17/02)               N/A          11,260             11,242               11,583

CLASS Y
  (6/24/98)                N/A          15,901             14,118               10,515

                                                AVERAGE ANNUAL TOTAL RETURNS
                      ---------------------------------------------------------------------------------
                                                                                                  SINCE
                          ONE             ONE        FIVE            FIVE          SINCE      INCEPTION
CLASS AND                YEAR            YEAR       YEARS           YEARS      INCEPTION          W/OUT
INCEPTION DATE         W/LOAD      W/OUT LOAD      W/LOAD      W/OUT LOAD         W/LOAD           LOAD
-------------------------------------------------------------------------------------------------------
CLASS A
  (7/3/00)            (1.27)%*          4.50%         N/A             N/A       (1.97)%*       (0.11)%

CLASS B
  (7/5/00)            (1.27)%+          3.73%         N/A             N/A       (1.65)%+       (0.74)%

CLASS II
  (7/14/00)             1.64%*,+        3.64%         N/A             N/A       (3.02)%*       (2.69)%

CLASS K
  (12/17/02)              N/A             N/A         N/A             N/A           N/A         12.60%(1)

CLASS Y
  (6/24/98)               N/A           4.69%         N/A           9.68%           N/A          9.68%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares and 1.00% for Class II shares, as applicable.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P(R) MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector (based on capitalization) of the U.S. stock market. Index since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, and 7/1/98, respectively.

** The Lipper Mid Cap Growth Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class II, Class K, and Class Y shares of the Fund are as of 7/1/00, 7/1/00, 7/1/00, 1/1/03, and 7/1/98, respectively.

(1) Return not annualized as class has been in existence less than one year.

                      [This Page Intentionally Left Blank]

MUNDER MIDCAP SELECT FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 78.1%
   AEROSPACE & DEFENSE -- 2.1%
    16,800      L-3 Communications Holding, Inc.+                      $   730,632
                                                                       -----------
   AIR FREIGHT & LOGISTICS -- 1.2%
    11,600      Expeditors International of Washington, Inc.               401,824
                                                                       -----------
   AUTO COMPONENTS -- 1.0%
    14,100      American Axle & Manufacturing Holdings, Inc.+              336,990
                                                                       -----------
   BEVERAGES -- 1.1%
    12,600      Constellation Brands, Inc., Class A+                       395,640
                                                                       -----------
   BIOTECHNOLOGY -- 1.7%
    10,600      Gilead Sciences, Inc.+                                     589,148
                                                                       -----------
   CAPITAL MARKETS -- 2.4%
     3,400      Affiliated Managers Group, Inc.+                           207,230
    34,000      E*TRADE Group, Inc.+                                       289,000
    11,600      Investors Financial Services Corporation                   336,516
                                                                       -----------
                                                                           832,746
                                                                       -----------
   CHEMICALS -- 1.6%
    17,400      Airgas, Inc.+                                              291,450
     4,500      Praxair, Inc.                                              270,450
                                                                       -----------
                                                                           561,900
                                                                       -----------
   COMMERCIAL SERVICES & SUPPLIES -- 4.8%
    12,225      Apollo Group, Inc., Class A+                               755,016
    11,000      ChoicePoint, Inc.+                                         379,720
    14,300      Stericycle, Inc.+                                          550,264
                                                                       -----------
                                                                         1,685,000
                                                                       -----------
   COMMUNICATIONS EQUIPMENT -- 1.6%
     7,400      Advanced Fibre Communications, Inc.+                       120,398
    12,500      UTStarcom, Inc.+                                           444,625
                                                                       -----------
                                                                           565,023
                                                                       -----------
   CONSTRUCTION & ENGINEERING -- 2.4%
    19,800      Jacobs Engineering Group, Inc.+                            834,570
                                                                       -----------
   ENERGY EQUIPMENT & SERVICES -- 2.9%
    15,200      Patterson-UTI Energy, Inc.+                                492,480
    13,200      Precision Drilling Corporation+                            498,432
                                                                       -----------
                                                                           990,912
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   FOOD & STAPLES RETAILING -- 0.9%
     8,100      Performance Food Group Company+                        $   299,700
                                                                       -----------
   FOOD PRODUCTS -- 1.6%
    20,900      McCormick & Company, Inc.                                  568,480
                                                                       -----------
   GAS UTILITIES -- 1.7%
    10,800      Kinder Morgan, Inc.                                        590,220
                                                                       -----------
   HEALTH CARE PROVIDERS & SERVICES -- 9.2%
     8,950      Accredo Health, Inc.+                                      195,110
     8,000      Coventry Health Care, Inc.+                                369,280
     9,000      Express Scripts, Inc.+                                     614,880
    14,700      Health Management Associates, Inc.                         271,215
     8,800      Patterson Dental Company+                                  399,344
    14,700      Pharmaceutical Product Development, Inc.+                  422,331
     7,300      Quest Diagnostics, Inc.+                                   465,740
    23,200      VCA Antech, Inc.+                                          454,024
                                                                       -----------
                                                                         3,191,924
                                                                       -----------
   HOTELS, RESTAURANTS & LEISURE -- 4.0%
    15,875      Brinker International, Inc.+                               571,817
     4,950      International Game Technology+                             506,534
    14,400      Penn National Gaming, Inc.+                                295,920
                                                                       -----------
                                                                         1,374,271
                                                                       -----------
   HOUSEHOLD DURABLES -- 2.9%
     7,050      Lennar Corporation, Class A                                504,075
       675      Lennar Corporation, Class B                                 46,373
     1,100      NVR, Inc.+                                                 452,100
                                                                       -----------
                                                                         1,002,548
                                                                       -----------
   INSURANCE -- 5.0%
     8,150      ACE Ltd.                                                   279,463
    10,100      Ambac Financial Group, Inc.                                669,125
    10,900      Brown & Brown, Inc.                                        354,250
     9,200      RenaissanceRe Holdings Ltd.                                418,784
                                                                       -----------
                                                                         1,721,622
                                                                       -----------
   INTERNET & CATALOG RETAIL -- 1.9%
    16,320      InterActiveCorp+                                           645,782
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY SERVICES -- 2.5%
    14,500      Affiliated Computer Services, Inc., Class A+           $   663,085
     8,700      Cognizant Technology Solutions Corporation+                211,932
                                                                       -----------
                                                                           875,017
                                                                       -----------
   MEDIA -- 0.8%
     7,000      Getty Images, Inc.+                                        289,100
                                                                       -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 0.6%
     5,100      Equitable Resources, Inc.                                  207,774
                                                                       -----------
   OIL & GAS -- 2.8%
     8,221      Apache Corporation                                         534,858
    17,100      Pioneer Natural Resources Company+                         446,310
                                                                       -----------
                                                                           981,168
                                                                       -----------
   PERSONAL PRODUCTS -- 0.9%
     6,300      Alberto-Culver Company, Class B                            321,930
                                                                       -----------
   PHARMACEUTICALS -- 0.9%
     6,400      Biovail Corporation+                                       301,184
                                                                       -----------
   REAL ESTATE -- 0.3%
     7,200      American Financial Realty Trust                            107,352
                                                                       -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
     8,800      Cree, Inc.+                                                143,264
     6,250      Microchip Technology, Inc.                                 153,938
                                                                       -----------
                                                                           297,202
                                                                       -----------
   SOFTWARE -- 4.0%
     8,200      Electronic Arts, Inc.+                                     606,718
    25,300      Inet Technologies, Inc.+                                   252,241
     7,500      Mercury Interactive Corporation+                           289,575
     5,500      Symantec Corporation+                                      241,230
                                                                       -----------
                                                                         1,389,764
                                                                       -----------
   SPECIALTY RETAIL -- 6.1%
    18,500      Chico's FAS, Inc.+                                         389,425
    17,600      Regis Corporation                                          511,280
    10,300      Rent-A-Center, Inc.+                                       780,843
     8,900      Tractor Supply Company+                                    424,975
                                                                       -----------
                                                                         2,106,523
                                                                       -----------

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   THRIFTS & MORTGAGE FINANCE -- 6.4%
     9,900      Countrywide Financial Corporation                      $   688,743
     4,800      Golden West Financial Corporation                          384,048
    12,600      GreenPoint Financial Corporation                           641,844
    14,200      Radian Group, Inc.                                         520,430
                                                                       -----------
                                                                         2,235,065
                                                                       -----------
   WATER UTILITIES -- 1.3%
    19,200      Philadelphia Suburban Corporation                          468,096
                                                                       -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
    30,800      Nextel Partners, Inc., Class A+                            224,840
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $20,195,417)                                                   27,123,947
                                                                       -----------
PRINCIPAL
AMOUNT
----------
REPURCHASE AGREEMENT -- 21.6%
   (Cost $7,486,000)
$7,486,000      Agreement with State Street Bank and Trust Company,
                  0.980% dated 06/30/2003, to be repurchased at
                  $7,486,204 on 07/01/2003, collateralized by
                  $7,350,000 FNMA, 5.000% maturing 05/14/2004
                  (value $7,639,406)                                     7,486,000
                                                                       -----------

TOTAL INVESTMENTS
   (Cost $27,681,417)                                     99.7%         34,609,947
OTHER ASSETS AND LIABILITIES (NET)                         0.3             108,037
                                                         -----         -----------
NET ASSETS                                               100.0%        $34,717,984
                                                         =====         ===========

------------

+ Non-income producing security.

ABBREVIATION:

FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER MIDCAP SELECT FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $27,123,947
    Repurchase Agreement....................................    7,486,000
                                                              -----------
Total Investments...........................................   34,609,947
Cash........................................................       90,184
Interest receivable.........................................          204
Dividends receivable........................................        1,549
Receivable for Fund shares sold.............................      189,895
Prepaid expenses and other assets...........................       34,957
                                                              -----------
      Total Assets..........................................   34,926,736
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       30,371
Payable for investment securities purchased.................       90,000
Investment advisory fees payable............................       17,058
Trustees' fees and expenses payable.........................       12,446
Transfer agency/record keeping fees payable.................        7,634
Distribution fees payable...................................        3,997
Administration fees payable.................................        2,625
Custody fees payable........................................          919
Shareholder servicing fees payable..........................           15
Accrued expenses and other payables.........................       43,687
                                                              -----------
      Total Liabilities.....................................      208,752
                                                              -----------
NET ASSETS..................................................  $34,717,984
                                                              ===========
Investments, at cost........................................  $27,681,417
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $    (7,202)
Accumulated net realized loss on investments sold...........   (5,546,766)
Net unrealized appreciation of investments..................    6,928,530
Paid-in capital.............................................   33,343,422
                                                              -----------
                                                              $34,717,984
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 3,569,802
                                                              ===========
Class B Shares..............................................  $ 2,877,607
                                                              ===========
Class II Shares.............................................  $ 1,251,938
                                                              ===========
Class K Shares..............................................  $    70,359
                                                              ===========
Class Y Shares..............................................  $26,948,278
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................      256,120
                                                              ===========
Class B Shares..............................................      211,196
                                                              ===========
Class II Shares.............................................       91,686
                                                              ===========
Class K Shares..............................................        5,048
                                                              ===========
Class Y Shares..............................................    1,917,622
                                                              ===========
CLASS A SHARES:
Net asset value and redemption price per share..............       $13.94
                                                              ===========
Maximum sales charge........................................         5.50%
Maximum offering price per share............................       $14.75
                                                              ===========
CLASS B SHARES:
Net asset value and offering price per share*...............       $13.63
                                                              ===========
CLASS II SHARES:
Net asset value per share*..................................       $13.65
                                                              ===========
Maximum sales charge........................................         1.00%
Maximum offering price per share............................       $13.79
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $13.94
                                                              ===========
CLASS Y SHARES
Net asset value, offering price and redemption price per
  share.....................................................       $14.05
                                                              ===========

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").
                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    11,316
Dividends...................................................      103,505
                                                              -----------
      Total Investment Income...............................      114,821
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        6,592
  Class B Shares............................................       23,276
  Class II Shares...........................................       11,467
Shareholder servicing fees:
  Class K Shares............................................           76
Investment advisory fees....................................      213,791
Transfer agency/record keeping fees.........................       54,745
Legal and audit fees........................................       48,165
Administration fees.........................................       38,701
Registration and filing fees................................       36,351
Printing, mailing and solicitation fees.....................       26,873
Custody fees................................................       20,710
Trustees' fees and expenses.................................       19,855
Other.......................................................        4,571
                                                              -----------
      Total Expenses........................................      505,173
Fees waived by transfer agent...............................       (3,031)
                                                              -----------
Net Expenses................................................      502,142
                                                              -----------
NET INVESTMENT LOSS.........................................     (387,321)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions................   (2,337,968)
Net change in unrealized appreciation/(depreciation) of
  securities................................................    3,403,151
                                                              -----------
Net realized and unrealized gain on investments.............    1,065,183
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $   677,862
                                                              ===========

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          YEAR ENDED         YEAR ENDED
                                                    JUNE 30, 2003(A)      JUNE 30, 2002
                                                    -----------------------------------
Net investment loss...............................  $      (387,321)    $      (241,807)
Net realized loss on investments sold.............       (2,337,968)         (2,996,283)
Net change in unrealized
  appreciation/(depreciation) of investments......        3,403,151             623,282
                                                    ---------------     ---------------
Net increase/(decrease) in net assets resulting
  from operations.................................          677,862          (2,614,808)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares..................................        1,112,877              83,639
  Class B Shares..................................          443,454             879,885
  Class II Shares.................................          (69,144)            594,529
  Class K Shares..................................           62,319                  --
  Class Y Shares..................................          605,108           2,298,784
                                                    ---------------     ---------------
Net increase in net assets........................        2,832,476           1,242,029
NET ASSETS:
Beginning of year.................................       31,885,508          30,643,479
                                                    ---------------     ---------------
End of year.......................................  $    34,717,984     $    31,885,508
                                                    ===============     ===============
Accumulated net investment loss...................  $        (7,202)    $          (496)
                                                    ===============     ===============

------------

(a) The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED         YEAR ENDED
                                                    JUNE 30, 2003(A)      JUNE 30, 2002
                                                    -----------------------------------
AMOUNT
CLASS A SHARES:
Sold..............................................  $     3,189,413     $     2,997,728
Redeemed..........................................       (2,076,536)         (2,914,089)
                                                    ---------------     ---------------
Net increase......................................  $     1,112,877     $        83,639
                                                    ===============     ===============
CLASS B SHARES:
Sold..............................................  $     1,506,585     $     1,631,445
Redeemed..........................................       (1,063,131)           (751,560)
                                                    ---------------     ---------------
Net increase......................................  $       443,454     $       879,885
                                                    ===============     ===============
CLASS II SHARES:
Sold..............................................  $       483,412     $       967,166
Redeemed..........................................         (552,556)           (372,637)
                                                    ---------------     ---------------
Net increase/(decrease)...........................  $       (69,144)    $       594,529
                                                    ===============     ===============
CLASS K SHARES:
Sold..............................................  $        62,395     $            --
Redeemed..........................................              (76)                 --
                                                    ---------------     ---------------
Net increase......................................  $        62,319     $            --
                                                    ===============     ===============
CLASS Y SHARES:
Sold..............................................  $    12,105,920     $     6,763,312
Redeemed..........................................      (11,500,812)         (4,464,528)
                                                    ---------------     ---------------
Net increase......................................  $       605,108     $     2,298,784
                                                    ===============     ===============

------------

(a) The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED         YEAR ENDED
                                                    JUNE 30, 2003(A)      JUNE 30, 2002
                                                    -----------------------------------
SHARES
CLASS A SHARES:
Sold..............................................           260,631            217,814
Redeemed..........................................          (172,189)          (210,973)
                                                     ---------------    ---------------
Net increase......................................            88,442              6,841
                                                     ===============    ===============
CLASS B SHARES:
Sold..............................................           122,829            118,927
Redeemed..........................................           (89,606)           (54,998)
                                                     ---------------    ---------------
Net increase......................................            33,223             63,929
                                                     ===============    ===============
CLASS II SHARES:
Sold..............................................            39,768             70,022
Redeemed..........................................           (46,577)           (29,195)
                                                     ---------------    ---------------
Net increase/(decrease)...........................            (6,809)            40,827
                                                     ===============    ===============
CLASS K SHARES:
Sold..............................................             5,054                 --
Redeemed..........................................                (6)                --
                                                     ---------------    ---------------
Net increase......................................             5,048                 --
                                                     ===============    ===============
CLASS Y SHARES:
Sold..............................................           906,257            497,336
Redeemed..........................................          (927,523)          (318,859)
                                                     ---------------    ---------------
Net increase/(decrease)...........................           (21,266)           178,477
                                                     ===============    ===============

------------

(a) The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                                          -----------------------------------
                                                                YEAR          YEAR     PERIOD
                                                               ENDED         ENDED      ENDED
                                                          6/30/03(C)    6/30/02(C)    6/30/01
                                                          -----------------------------------
Net asset value, beginning of period....................  $    13.34    $    14.62    $ 15.47
                                                          ----------    ----------    -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.....................................       (0.19)        (0.12)     (0.08)
Net realized and unrealized gain/(loss) on
  investments...........................................        0.79         (1.16)      0.76
                                                          ----------    ----------    -------
Total from investment operations........................        0.60         (1.28)      0.68
                                                          ----------    ----------    -------
LESS DISTRIBUTIONS:
Distributions from net realized gains...................          --            --      (1.41)
Distributions in excess of net realized gains...........          --            --      (0.12)
                                                          ----------    ----------    -------
Total distributions.....................................          --            --      (1.53)
                                                          ----------    ----------    -------
Net asset value, end of period..........................  $    13.94    $    13.34    $ 14.62
                                                          ==========    ==========    =======
TOTAL RETURN(B).........................................        4.50%        (8.76)%     4.54%
                                                          ==========    ==========    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................  $    3,570    $    2,237    $ 2,351
Ratio of operating expenses to average net assets.......        1.87%         1.43%      1.44%(d)
Ratio of net investment loss to average net assets......       (1.46)%       (0.91)%    (0.85)%(d)
Portfolio turnover rate.................................          58%           55%        81%
Ratio of operating expenses to average net assets
  without expense waivers and/or reimbursements.........        1.88%         1.43%      1.66%(d)

------------

(a) The Munder MidCap Select Fund Class A Shares, Class B Shares and Class II Shares commenced operations on July 3, 2000, July 5, 2000 and July 14, 2000, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

              B SHARES                                  II SHARES
------------------------------------       -----------------------------------
          YEAR          YEAR  PERIOD             YEAR          YEAR     PERIOD
         ENDED         ENDED   ENDED            ENDED         ENDED      ENDED
    6/30/03(C)    6/30/02(C) 6/30/01       6/30/03(C)    6/30/02(C)    6/30/01
------------------------------------------------------------------------------
    $    13.14      $14.51   $ 15.42         $13.17        $14.53      $16.37
    ----------      ------   -------         ------        ------      ------
         (0.27)      (0.23)    (0.13)         (0.27)        (0.23)      (0.13)
          0.76       (1.14)     0.75           0.75         (1.13)      (0.18)
    ----------      ------   -------         ------        ------      ------
          0.49       (1.37)     0.62           0.48         (1.36)      (0.31)
    ----------      ------   -------         ------        ------      ------
            --          --     (1.41)            --            --       (1.41)
            --          --     (0.12)            --            --       (0.12)
    ----------      ------   -------         ------        ------      ------
            --          --     (1.53)            --            --       (1.53)
    ----------      ------   -------         ------        ------      ------
    $    13.63      $13.14   $ 14.51         $13.65        $13.17      $14.53
    ==========      ======   =======         ======        ======      ======
          3.73%      (9.44)%    4.12%          3.64%        (9.36)%     (1.81)%
    ==========      ======   =======         ======        ======      ======
    $    2,878      $2,339   $ 1,655         $1,252        $1,297      $  838
          2.62%       2.18%     2.19%(d)       2.62%         2.18%       2.19%(d)
         (2.21)%     (1.66)%   (1.60)%(d)     (2.21)%       (1.66)%     (1.60)%(d)
            58%         55%       81%            58%           55%         81%
          2.63%       2.18%     2.41%(d)       2.63%         2.18%       2.41%(d)

                       See Notes to Financial Statements.

MUNDER MIDCAP SELECT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                 K SHARES
                                                                ----------
                                                                    PERIOD
                                                                     ENDED
                                                                6/30/03(C)
                                                                ----------
Net asset value, beginning of period........................      $ 12.38
                                                                  -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss.........................................        (0.11)
Net realized and unrealized gain/(loss) on investments......         1.67
                                                                  -------
Total from investment operations............................         1.56
                                                                  -------
LESS DISTRIBUTIONS:
Dividends from net investment income........................           --
Distributions from net realized gains.......................           --
Distributions in excess of net realized gains...............           --
                                                                  -------
Total distributions.........................................           --
                                                                  -------
Net asset value, end of period..............................      $ 13.94
                                                                  =======
TOTAL RETURN(B).............................................        12.60%
                                                                  =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................      $    70
Ratio of operating expenses to average net assets...........         1.87%(d)
Ratio of net investment loss to average net assets..........        (1.46)%(d)
Portfolio turnover rate.....................................           58%
Ratio of operating expenses to average net assets without
 expense waivers and/or reimbursements......................         1.88%(d)

------------

(a) The Munder MidCap Select Fund Class K Shares and Class Y Shares commenced operations on December 17, 2002 and June 24, 1998, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

(e) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Y SHARES
-------------------------------------------------------------
       YEAR          YEAR        YEAR       YEAR       YEAR
      ENDED         ENDED        ENDED      ENDED      ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00    6/30/99
-------------------------------------------------------------
    $    13.42      $14.66      $ 15.47    $ 10.85    $ 10.02
    ----------      ------      -------    -------    -------
         (0.15)      (0.09)       (0.06)     (0.03)     (0.02)
          0.78       (1.15)        0.78       4.87       0.85
    ----------      ------      -------    -------    -------
          0.63       (1.24)        0.72       4.84       0.83
    ----------      ------      -------    -------    -------
            --          --           --         --      (0.00)(e)
            --          --        (1.41)     (0.22)        --
            --          --        (0.12)        --         --
    ----------      ------      -------    -------    -------
            --          --        (1.53)     (0.22)     (0.00)(e)
    ----------      ------      -------    -------    -------
    $    14.05      $13.42      $ 14.66    $ 15.47    $ 10.85
    ==========      ======      =======    =======    =======
          4.69%      (8.46)%       4.82%     45.67%      8.44%
    ==========      ======      =======    =======    =======
    $   26,948      $26,013     $25,800    $13,024    $ 3,434
          1.62%       1.18%        1.19%      1.18%      1.18%
         (1.21)%     (0.66)%      (0.60)%    (0.44)%    (0.28)%
            58%         55%          81%       128%       122%
          1.63%       1.18%        1.41%      1.23%      1.66%

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of The Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder MidCap Select Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class II, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFI. On April 28, 2003, shareholders of the Munder MidCap Select Fund series of MFI (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $3,031 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED
NET INVESTMENT   PAID-IN
INCOME/(LOSS)    CAPITAL
--------------------------
   $380,615     $(380,615)

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $38,701 before payment of sub-administration fees and $9,845 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,474 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class II and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class II Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS II     CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $0 to Comerica Securities and $77 to Comerica Bank for shareholder services provided to Class A, Class B, Class II and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $16,410,242 and $21,320,034 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $7,086,032 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $221,588 and net appreciation for Federal income tax purposes was $6,864,444. At June 30, 2003, aggregate cost for Federal income tax purposes was $27,745,503.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $583.

7. DISTRIBUTIONS TO SHAREHOLDERS

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

 POST OCTOBER
 LOSS/CAPITAL      UNREALIZED
LOSS CARRYOVER    APPRECIATION      TOTAL
--------------------------------------------
 $(5,482,680)      $6,864,444     $1,381,764

   The differences between book and tax distributable earnings are primarily due to wash sales.

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $4,893,940 of unused capital losses of which $363,410 and $4,530,530 expire in 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $588,740.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.................................  For         161,712,856.879
                                                  Withhold      3,358,664.246
                                                  TOTAL       165,071,521.125
Joseph E. Champagne.............................  For         161,730,165.560
                                                  Withhold      3,341,355.565
                                                  TOTAL       165,071,521.125
Thomas D. Eckert................................  For         161,748,009.054
                                                  Withhold      3,323,512.071
                                                  TOTAL       165,071,521.125
Charles W. Elliott..............................  For         161,710,698.077
                                                  Withhold      3,360,823.048
                                                  TOTAL       165,071,521.125
John Engler.....................................  For         161,554,903.243
                                                  Withhold      3,516,617.882
                                                  TOTAL       165,071,521.125
Michael T. Monahan..............................  For         161,714,778.617
                                                  Withhold      3,356,742.508
                                                  TOTAL       165,071,521.125

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
Arthur T. Porter................................  For         161,730,259.765
                                                  Withhold      3,341,261.360
                                                  TOTAL       165,071,521.125
John Rakolta, Jr................................  For         161,715,763.070
                                                  Withhold      3,355,758.055
                                                  TOTAL       165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,727,238.838
Against.....................................................      7,164.193
Abstain.....................................................      1,126.245
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,725,120.736
Against.....................................................      9,282.294
Abstain.....................................................      1,126.246
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,304.914
Against.....................................................     10,234.761
Abstain.....................................................        989.601
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,032.010
Against.....................................................     10,361.225
Abstain.....................................................      1,136.041
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,137.195
Against.....................................................     10,256.040
Abstain.....................................................      1,136.041
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,041.805
Against.....................................................     10,361.225
Abstain.....................................................      1,126.246
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,723,456.865
Against.....................................................     10,936.370
Abstain.....................................................      1,136.041
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,158.474
Against.....................................................     10,234.761
Abstain.....................................................      1,136.041
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,010.441
Against.....................................................      9,408.759
Abstain.....................................................      2,110.076
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,461.972
Against.....................................................      9,941.057
Abstain.....................................................      1,126.247
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,452.177
Against.....................................................      9,941.057
Abstain.....................................................      1,136.042
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  1,724,984.186
Against.....................................................      9,409.048
Abstain.....................................................      1,136.042
Broker Non-votes............................................    245,151.000
TOTAL.......................................................  1,980,680.276

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
                                WITH THE          TIME           DURING       BY DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)     PAST 5 YEARS      TRUSTEE       DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,        32           None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and       32           None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of       32           None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,    32           None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
                                WITH THE          TIME           DURING       BY DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)     PAST 5 YEARS      TRUSTEE       DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,          32           None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of       32           Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                 Products, Inc.
480 Pierce Street                                            Government/Vice                 (manufacturer and
Suite 300                                                    President of                    distributor of
Birmingham, MI 48009                                         Government                      lumber products)
Age 54                                                       Solutions for                   (since 1/03);
                                                             North America,                  Northwest Airlines
                                                             Electronic Data                 (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite     President and      32           None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
                                WITH THE          TIME           DURING       BY DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)     PAST 5 YEARS      TRUSTEE       DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of       32           CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                         Corporation (energy
Suite 102                                                    Enterprises,                    company) (since
Bloomfield Hills, MI 48301                                   LLC (consulting                 12/02); Guilford
Age 64                                                       company) (since                 Mills, Inc.
                                                             6/99); Chairman                 (supplier of
                                                             of Munder                       automotive textile
                                                             Capital                         products) (since
                                                             Management                      10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

-----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER MIDCAP SELECT FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                              POSITION(S)       LENGTH OF
                                WITH THE          TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00     Management (investment advisor) (since
Suite 300                                                    7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                         Capital Management, Inc. (investment
Age 45                                                       advisor) (12/92 to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity
Age 37                                                       group) (10/99 to 5/00); Sr. Portfolio
                                                             Manager of Munder Capital Management (1/98
                                                             to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01);
Suite 300                                                    Corporate Accounting Manager,
Birmingham, MI 48009                                         DaimlerChrysler Corporation (automotive
Age 34                                                       manufacturer) (9/99 to 6/01); Manager,
                                                             Audit and Business Advisory Practice,
                                                             Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.
(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder MidCap Select Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder MidCap Select Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder MidCap Select Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNMID603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                             MUNDER MULTI-SEASON
                                                                     GROWTH FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  35         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Multi-Season Growth Fund Team

   The Fund generated a return of -2.66% for the year ending June 30, 2003. This compares to the 0.25% return for the S&P 500(R) Index and the -1.97% median return for the Lipper universe of large-cap core mutual funds. Compared to its Lipper universe, the Fund has earned an above-median return for the six-month time period ending June 30.

   The performance of the Fund was helped during the year by its sector allocations, particularly an overweight in the healthcare sector, and underweights in the utilities, materials and industrials sectors. The positive impact of sector weightings, however, was offset by weakness in the relative returns of individual holdings in the financials, healthcare and information technology sectors of the Fund. In the financials sector, holdings in the thrifts and mortgage finance industry, such as MGIC Investment Corp and Freddie Mac, were largely responsible for holding back returns. American International Group, Inc., an insurance provider, and Household International, a registered bank holding company, also demonstrated weak relative performance. All of these stocks, with the exception of American International Group, Inc. were sold prior to June 30.

   Within the healthcare sector, the strong returns of healthcare providers and services companies were offset by the disappointing performance of pharmaceuticals and healthcare equipment and supplies companies. Baxter International, King Pharmaceuticals and Wyeth were among the weakest performers and were sold during the year. The lack of a position in Merck and Pharmacia also held back relative performance. Finally, during the year the Fund benefited from the settlement of a shareholder class action lawsuit against Cendant Corporation.

   In the information technology sector of the Fund, there were a number of companies with strong relative returns. These included UTStarcom, Inc. (communications equipment), Lexmark International, Inc. (focused on printing solutions), First Data Corporation (a provider of transaction processing services) and IBM. Offsetting these positive results were the weaker relative returns from Concord EFS (an electronic transaction processor), Electronic Data Systems (a provider of global information technology services) and Advent Software (a provider of enterprise investment management solutions). All three companies were eliminated from the Fund prior to June 30, 2003.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares, Class B shares, of the Munder Multi-Season Growth Fund (the "Fund"), over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER MULTI-SEASON GROWTH FUND

                                   CLASS B SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                          LIPPER LARGE CAP CORE
                                                         CLASS B                S&P 500(R) INDEX#            FUNDS AVERAGE**
                                                         -------                -----------------         ---------------------
6/30/93                                                   10000                       10000                       10000
                                                           9951                        9953                        9958
                                                          10177                       10332                       10336
                                                          10266                       10256                       10363
                                                          10226                       10464                       10528
                                                          10148                       10366                       10371
                                                          10482                       10493                       10611
                                                          10758                       10845                       10945
                                                          10630                       10552                       10736
                                                          10157                       10093                       10275
                                                          10187                       10224                       10372
                                                          10197                       10391                       10459
6/30/94                                                    9852                       10134                       10169
                                                          10010                       10469                       10460
                                                          10502                       10896                       10883
                                                          10266                       10633                       10639
                                                          10384                       10876                       10807
                                                           9980                       10477                       10414
                                                          10146                       10630                       10532
                                                          10344                       10907                       10686
                                                          10748                       11330                       11088
                                                          10985                       11665                       11387
                                                          11064                       12005                       11654
                                                          11401                       12479                       12028
6/30/95                                                   11707                       12772                       12377
                                                          12101                       13197                       12836
                                                          12062                       13233                       12876
                                                          12576                       13787                       13319
                                                          12586                       13739                       13229
                                                          13297                       14344                       13759
                                                          13310                       14609                       13922
                                                          13860                       15112                       14330
                                                          14054                       15257                       14581
                                                          14135                       15403                       14714
                                                          14349                       15630                       14980
                                                          14614                       16033                       15332
6/30/96                                                   14828                       16099                       15305
                                                          14217                       15382                       14591
                                                          14594                       15708                       14978
                                                          15601                       16591                       15791
                                                          15734                       17046                       16077
                                                          16681                       18339                       17154
                                                          16162                       17980                       16846
                                                          16751                       19097                       17723
                                                          16740                       19251                       17723
                                                          16023                       18450                       16984
                                                          16804                       19552                       17806
                                                          18025                       20752                       18921
6/30/97                                                   18774                       21678                       19697
                                                          20197                       23399                       21251
                                                          19201                       22098                       20305
                                                          20325                       23309                       21345
                                                          19811                       22531                       20608
                                                          20260                       23574                       21282
                                                          20880                       23979                       21644
                                                          20644                       24245                       21813
                                                          22467                       25994                       23388
                                                          23469                       27324                       24435
                                                          23436                       27600                       24682
                                                          22738                       27126                       24144
6/30/98                                                   23203                       28227                       25001
                                                          22661                       27928                       24636
                                                          18833                       23889                       20923
                                                          19960                       25421                       22194
                                                          21468                       27487                       23871
                                                          22413                       29153                       25292
                                                          23868                       30832                       26974
                                                          24357                       32121                       27931
                                                          23426                       31122                       27018
                                                          24417                       32367                       28080
                                                          24942                       33620                       29032
                                                          24222                       32826                       28413
6/30/99                                                   25786                       34648                       30001
                                                          25015                       33567                       29155
                                                          24220                       33399                       28832
                                                          23990                       32484                       28125
                                                          24748                       34540                       29774
                                                          24956                       35242                       30530
                                                          25125                       37317                       32569
                                                          23133                       35444                       31169
                                                          22645                       34774                       31200
                                                          24624                       38175                       33830
                                                          24235                       37026                       32768
                                                          23583                       36267                       31958
6/30/00                                                   25653                       37159                       32920
                                                          25285                       36579                       32427
                                                          27190                       38851                       34602
                                                          25640                       36800                       32793
                                                          25838                       36645                       32494
                                                          24029                       33757                       29823
                                                          24340                       33923                       30199
                                                          24459                       35127                       30969
                                                          22487                       31924                       28142
                                                          20769                       29900                       26234
                                                          22296                       32223                       28282
                                                          22560                       32439                       28396
6/30/01                                                   21713                       31650                       27581
                                                          21275                       31340                       27161
                                                          19929                       29378                       25453
                                                          18396                       27005                       23302
                                                          18946                       27520                       23880
                                                          20280                       29631                       25695
                                                          20531                       29892                       25898
                                                          19998                       29455                       25416
                                                          19590                       28887                       24839
                                                          20250                       29973                       25753
                                                          18822                       28157                       24257
                                                          18478                       27948                       24012
6/30/02                                                   17085                       25958                       22226
                                                          15797                       23934                       20532
                                                          16004                       24092                       20622
                                                          14417                       21473                       18484
                                                          15512                       23363                       19961
                                                          15782                       24739                       20973
                                                          14988                       23284                       19744
                                                          14576                       22674                       19222
                                                          14226                       22334                       18934
                                                          14528                       22550                       19108
                                                          15751                       24409                       20564
                                                          16370                       25695                       21582
6/30/03                                                   16481                       26024                       21794

--------------------------------------------------------------------------------

                                                GROWTH OF A $10,000 INVESTMENT(1)
                                           -------------------------------------------
                                                                                LIPPER
                                                                     S&P     LARGE CAP
CLASS AND                                     WITH    WITHOUT     500(R)    CORE FUNDS
INCEPTION DATE                                LOAD       LOAD     INDEX#     AVERAGE**
--------------------------------------------------------------------------------------
CLASS A
  (8/4/93)                                 $16,568*   $17,531    $26,147     $21,886

CLASS B
  (4/29/93)                                    N/A    $16,481    $26,024     $21,794

CLASS C
  (9/20/93)                                    N/A    $16,310    $25,375     $21,030

CLASS K
  (6/23/95)                                    N/A    $14,598    $20,376     $17,609

CLASS Y
  (8/16/93)                                    N/A    $17,981    $25,187     $21,085

                                                AVERAGE ANNUAL TOTAL RETURNS
                      ---------------------------------------------------------------------------------
                                                          FIVE              TEN                   SINCE
                          ONE           ONE      FIVE    YEARS      TEN   YEARS       SINCE   INCEPTION
CLASS AND                YEAR          YEAR     YEARS    W/OUT    YEARS   W/OUT   INCEPTION       W/OUT
INCEPTION DATE         W/LOAD    W/OUT LOAD    W/LOAD     LOAD   W/LOAD    LOAD      W/LOAD        LOAD
-------------------------------------------------------------------------------------------------------
CLASS A
  (8/4/93)            (8.15)%*    (2.82)%     (7.27)%*   (6.21)%    N/A     N/A       5.23%*      5.83%

CLASS B
  (4/29/93)           (8.36)%+    (3.53)%     (7.21)%+   (6.94)%    N/A   5.12%         N/A       5.22%

CLASS C
  (9/20/93)           (4.56)%+    (3.59)%         N/A    (6.85)%    N/A     N/A         N/A       5.13%

CLASS K
  (6/23/95)               N/A     (2.81)%         N/A    (6.15)%    N/A     N/A         N/A       4.83%

CLASS Y
  (8/16/93)               N/A     (2.66)%         N/A    (5.92)%    N/A     N/A         N/A       6.12%

------------

* Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

# The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 8/1/93, 7/1/93, 10/1/93, 7/1/95, and 9/1/93, respectively.

** The Lipper Large Cap Core Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 8/1/93, 7/1/93, 10/1/93, 7/1/95, and 9/1/93, respectively.

(1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER MULTI-SEASON GROWTH FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
   AEROSPACE & DEFENSE -- 1.9%
    49,563      L-3 Communications Holdings, Inc.+                    $  2,155,495
                                                                      ------------
   BEVERAGES -- 3.9%
    43,550      Anheuser-Busch Companies, Inc.                           2,223,227
    42,079      Constellation Brands, Inc., Class A+                     1,321,281
    19,485      PepsiCo, Inc.                                              867,083
                                                                      ------------
                                                                         4,411,591
                                                                      ------------
   BIOTECHNOLOGY -- 1.0%
    18,055      Amgen, Inc.+                                             1,199,574
                                                                      ------------
   CHEMICALS -- 0.8%
    18,000      Sigma-Aldrich Corporation                                  975,240
                                                                      ------------
   COMMERCIAL BANKS -- 3.8%
    51,000      Charter One Financial, Inc.                              1,590,180
    33,733      North Fork Bancorporation, Inc.                          1,148,946
    31,500      Wells Fargo & Company                                    1,587,600
                                                                      ------------
                                                                         4,326,726
                                                                      ------------
   COMMERCIAL SERVICES & SUPPLIES -- 2.3%
    26,983      Corinthian Colleges, Inc.+                               1,310,564
    13,500      Education Management Corporation+                          717,930
    14,983      The Corporate Executive Board Company+                     607,261
                                                                      ------------
                                                                         2,635,755
                                                                      ------------
   COMMUNICATIONS EQUIPMENT -- 2.5%
   100,617      Cisco Systems, Inc.+                                     1,679,298
    32,317      UTStarcom, Inc.+                                         1,149,515
                                                                      ------------
                                                                         2,828,813
                                                                      ------------
   COMPUTERS & PERIPHERALS -- 4.3%
    60,088      Dell Computer Corporation+                               1,920,412
    22,506      International Business Machines Corporation              1,856,745
    15,763      Lexmark International, Inc.+, Class A                    1,115,548
                                                                      ------------
                                                                         4,892,705
                                                                      ------------
   CONSTRUCTION & ENGINEERING -- 1.4%
    39,000      Jacobs Engineering Group, Inc.+                          1,643,850
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CONSUMER FINANCE -- 3.0%
    46,500      Capital One Financial Corporation                     $  2,286,870
    29,700      SLM Corporation                                          1,163,349
                                                                      ------------
                                                                         3,450,219
                                                                      ------------
   DIVERSIFIED FINANCIAL SERVICES -- 2.5%
    67,962      Citigroup, Inc.                                          2,908,774
                                                                      ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
    34,500      ALLTEL Corporation                                       1,663,590
    24,000      SBC Communications, Inc.                                   613,200
    39,000      Verizon Communications, Inc.                             1,538,550
                                                                      ------------
                                                                         3,815,340
                                                                      ------------
   ENERGY EQUIPMENT & SERVICES -- 0.9%
    18,000      BJ Services Company+                                       672,480
     9,019      Noble Corporation+                                         309,352
                                                                      ------------
                                                                           981,832
                                                                      ------------
   FOOD & STAPLES RETAILING -- 5.5%
    78,027      SYSCO Corporation                                        2,343,931
    57,033      Wal-Mart Stores, Inc.                                    3,060,961
    31,533      Walgreen Company                                           949,143
                                                                      ------------
                                                                         6,354,035
                                                                      ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
    34,550      Biomet, Inc.                                               990,203
                                                                      ------------
   HEALTH CARE PROVIDERS & SERVICES -- 8.7%
    28,515      AdvancePCS+                                              1,090,128
    44,981      Cardinal Health, Inc.                                    2,892,278
    19,558      Express Scripts, Inc.+                                   1,336,203
    57,771      Health Management Associates, Inc.                       1,065,875
     9,000      Quest Diagnostics, Inc.+                                   574,200
    24,092      UnitedHealth Group, Inc.                                 1,210,623
    13,558      Universal Health Services, Inc., Class B+                  537,168
    15,046      Wellpoint Health Networks, Inc.+                         1,268,378
                                                                      ------------
                                                                         9,974,853
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE -- 2.1%
    43,679      Brinker International, Inc.+                          $  1,573,318
    36,000      Starbucks Corporation+                                     882,720
                                                                      ------------
                                                                         2,456,038
                                                                      ------------
   HOUSEHOLD DURABLES -- 2.7%
    46,500      D.R. Horton, Inc.                                        1,306,650
    22,500      Lennar Corporation, Class A                              1,608,750
     2,160      Lennar Corporation, Class B                                148,392
                                                                      ------------
                                                                         3,063,792
                                                                      ------------
   HOUSEHOLD PRODUCTS -- 3.5%
    27,000      Colgate-Palmolive Company                                1,564,650
    27,017      The Procter & Gamble Company                             2,409,376
                                                                      ------------
                                                                         3,974,026
                                                                      ------------
   INDUSTRIAL CONGLOMERATES -- 3.3%
   132,148      General Electric Company                                 3,790,005
                                                                      ------------
   INSURANCE -- 7.0%
    46,571      AFLAC, Inc.                                              1,432,058
    23,221      Ambac Financial Group, Inc.                              1,538,391
    64,381      American International Group, Inc.                       3,552,544
    45,071      Brown & Brown, Inc.                                      1,464,808
                                                                      ------------
                                                                         7,987,801
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 5.3%
    31,571      Affiliated Computer Services, Inc., Class A+             1,443,742
    36,000      CACI International, Inc.+                                1,234,800
    26,975      Cognizant Technology Solutions Corporation+                657,111
    66,029      First Data Corporation                                   2,736,242
                                                                      ------------
                                                                         6,071,895
                                                                      ------------
   MEDIA -- 1.3%
    33,075      Viacom, Inc., Class B+                                   1,444,054
                                                                      ------------
   MULTILINE RETAIL -- 1.9%
    57,088      Family Dollar Stores, Inc.                               2,177,907
                                                                      ------------
   OIL & GAS -- 5.0%
    12,000      Apache Corporation                                         780,720
    90,100      Exxon Mobil Corporation                                  3,235,491
    37,500      Royal Dutch Petroleum Company, NYR                       1,748,250
                                                                      ------------
                                                                         5,764,461
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   PERSONAL PRODUCTS -- 0.5%
    10,542      Alberto-Culver Company, Class A                       $    524,781
                                                                      ------------
   PHARMACEUTICALS -- 6.4%
    12,029      Biovail Corporation+                                       566,085
    60,073      Johnson & Johnson                                        3,105,774
   106,569      Pfizer, Inc.                                             3,639,331
                                                                      ------------
                                                                         7,311,190
                                                                      ------------
   REAL ESTATE -- 0.6%
     3,070      Corrections Corporation of America+                         77,763
     9,000      General Growth Properties, Inc.                            561,960
                                                                      ------------
                                                                           639,723
                                                                      ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
   100,614      Intel Corporation                                        2,091,161
    25,500      Maxim Integrated Products, Inc.                            871,845
                                                                      ------------
                                                                         2,963,006
                                                                      ------------
   SOFTWARE -- 3.2%
   142,608      Microsoft Corporation                                    3,652,191
                                                                      ------------
   SPECIALTY RETAIL -- 3.7%
    13,500      Bed Bath & Beyond, Inc.+                                   523,935
    57,067      Lowe's Companies, Inc.                                   2,451,028
    37,483      O'Reilly Automotive, Inc.+                               1,251,557
                                                                      ------------
                                                                         4,226,520
                                                                      ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
    12,800      Coach, Inc.+                                               636,672
                                                                      ------------
   THRIFTS & MORTGAGE FINANCE -- 1.2%
    39,000      Radian Group, Inc.                                       1,429,350
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $93,771,709)                                                  111,658,417
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
   (Cost $2,863,000)
$2,863,000      Agreement with State Street Bank and Trust
                  Company,
                  0.980% dated 06/30/2003, to be repurchased at
                  $2,863,078 on 07/01/2003, collateralized by
                  $2,845,000 FHLB,
                  2.500% maturing 03/15/2006
                  (value $2,920,421)                                  $  2,863,000
                                                                      ------------

TOTAL INVESTMENTS
   (Cost $96,634,709)                                   100.1%         114,521,417
OTHER ASSETS AND LIABILITIES (NET)                       (0.1)             (69,478)
                                                        -----         ------------
NET ASSETS                                              100.0%        $114,451,939
                                                        =====         ============

------------

+ Non-income producing security.

ABBREVIATIONS:
FHLB -- Federal Home Loan Bank
NYR  -- New York Registered Shares

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $111,658,417
    Repurchase agreement....................................     2,863,000
                                                              ------------
Total Investments...........................................   114,521,417
Cash........................................................           727
Interest receivable.........................................            78
Dividends receivable........................................        52,239
Receivable for securities sold..............................       506,813
Receivable for Fund shares sold.............................        45,715
Prepaid expenses and other assets...........................        47,514
                                                              ------------
      Total Assets..........................................   115,174,503
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       475,412
Investment advisory fees payable............................        74,863
Trustees' fees and expenses payable.........................        29,160
Transfer agency/record keeping fees payable.................        29,002
Distribution fees payable...................................        21,261
Administration fees payable.................................        11,420
Shareholder servicing fees payable..........................         5,322
Custody fees payable........................................         1,901
Accrued expenses and other payables.........................        74,223
                                                              ------------
      Total Liabilities.....................................       722,564
                                                              ------------
NET ASSETS..................................................  $114,451,939
                                                              ============
Investments, at cost........................................  $ 96,634,709
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $    (23,615)
Accumulated net realized losses on investments sold.........   (49,165,371)
Net unrealized appreciation of investments..................    17,886,708
Paid-in capital.............................................   145,754,217
                                                              ------------
                                                              $114,451,939
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 28,983,494
                                                              ============
Class B Shares..............................................  $ 10,376,981
                                                              ============
Class C Shares..............................................  $  4,835,954
                                                              ============
Class K Shares..............................................  $ 15,645,696
                                                              ============
Class Y Shares..............................................  $ 54,609,814
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     2,545,687
                                                              ============
Class B Shares..............................................       999,856
                                                              ============
Class C Shares..............................................       462,201
                                                              ============
Class K Shares..............................................     1,370,519
                                                              ============
Class Y Shares..............................................     4,654,393
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $11.39
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $12.05
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $10.38
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $10.46
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $11.42
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $11.73
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $     52,042
Dividends(a)................................................     1,828,242
Securities lending..........................................         5,153
                                                              ------------
      Total Investment Income...............................     1,885,437
                                                              ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................        67,417
  Class B Shares............................................        94,064
  Class C Shares............................................        35,124
Shareholder servicing fees:
  Class K Shares............................................       136,940
Investment advisory fees....................................     1,190,167
Administration fees.........................................       215,025
Transfer agency/record keeping fees.........................       101,003
Legal and audit fees........................................        55,901
Custody fees................................................        44,770
Registration and filing fees................................        37,221
Trustees' fees and expenses.................................        23,521
Other.......................................................        52,533
                                                              ------------
      Total Expenses........................................     2,053,686
Fees waived by transfer agent...............................        (4,778)
                                                              ------------
Net Expenses................................................     2,048,908
                                                              ------------
NET INVESTMENT LOSS.........................................      (163,471)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................   (12,787,022)
  Futures contracts.........................................       148,700
Net change in unrealized appreciation/(depreciation) of
  securities................................................    (5,904,574)
                                                              ------------
Net realized and unrealized loss on investments.............   (18,542,896)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(18,706,367)
                                                              ============

------------

(a) Net of dividend withholding taxes of $21,298.

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                    --------------------------------
Net investment loss...............................   $    (163,471)    $    (544,856)
Net realized loss on investments sold.............     (12,638,322)      (34,062,280)
Net change in unrealized
  appreciation/(depreciation) of investments......      (5,904,574)      (50,524,606)
                                                     -------------     -------------
Net decrease in net assets resulting from
  operations......................................     (18,706,367)      (85,131,742)
Distributions to shareholders from net realized
  gains:
  Class A Shares..................................              --        (1,615,278)
  Class B Shares..................................              --          (871,792)
  Class C Shares..................................              --          (279,408)
  Class K Shares..................................              --        (6,446,974)
  Class Y Shares..................................              --        (5,499,441)
Distributions to shareholders from capital:
  Class A Shares..................................              --              (327)
  Class B Shares..................................              --              (176)
  Class C Shares..................................              --               (56)
  Class K Shares..................................              --            (1,303)
  Class Y Shares..................................              --            (1,112)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares..................................      (2,092,845)       (4,591,165)
  Class B Shares..................................      (1,580,586)       (7,587,983)
  Class C Shares..................................         852,121        (1,837,602)
  Class K Shares..................................     (93,532,938)      (30,527,633)
  Class Y Shares..................................     (21,471,393)      (41,404,345)
                                                     -------------     -------------
Net decrease in net assets........................    (136,532,008)     (185,796,337)
NET ASSETS:
Beginning of year.................................     250,983,947       436,780,284
                                                     -------------     -------------
End of year.......................................   $ 114,451,939     $ 250,983,947
                                                     =============     =============
Accumulated net investment loss...................   $     (23,615)    $      (6,022)
                                                     =============     =============

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  6,751,047     $  9,412,292
Issued as reinvestment of dividends..................            --          969,867
Proceeds received in merger..........................     1,375,571               --
Redeemed.............................................   (10,219,463)     (14,973,324)
                                                       ------------     ------------
Net decrease.........................................  $ (2,092,845)    $ (4,591,165)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $    753,473     $  2,718,095
Issued as reinvestment of dividends..................            --          458,312
Proceeds received in merger..........................     3,061,239               --
Redeemed.............................................    (5,395,298)     (10,764,390)
                                                       ------------     ------------
Net decrease.........................................  $ (1,580,586)    $ (7,587,983)
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  1,783,460     $  1,465,145
Issued as reinvestment of dividends..................            --          106,550
Proceeds received in merger..........................     1,806,254               --
Redeemed.............................................    (2,737,593)      (3,409,297)
                                                       ------------     ------------
Net increase/(decrease)..............................  $    852,121     $ (1,837,602)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $    567,122     $ 21,017,922
Issued as reinvestment of dividends..................            --           48,414
Proceeds received in merger..........................         3,087               --
Redeemed.............................................   (94,103,147)     (51,593,969)
                                                       ------------     ------------
Net decrease.........................................  $(93,532,938)    $(30,527,633)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  6,774,404     $ 19,464,168
Issued as reinvestment of dividends..................            --          558,197
Proceeds received in merger..........................       658,096               --
Redeemed.............................................   (28,903,893)     (61,426,710)
                                                       ------------     ------------
Net decrease.........................................  $(21,471,393)    $(41,404,345)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................        625,162          691,264
Issued as reinvestment of dividends..................             --           78,659
Issued in exchange for proceeds received in merger...        123,930               --
Redeemed.............................................       (956,133)      (1,086,762)
                                                         -----------      -----------
Net decrease.........................................       (207,041)        (316,839)
                                                         ===========      ===========
CLASS B SHARES:
Sold.................................................         77,031          210,335
Issued as reinvestment of dividends..................             --           40,281
Issued in exchange for proceeds received in merger...        302,215               --
Redeemed.............................................       (551,330)        (841,829)
                                                         -----------      -----------
Net decrease.........................................       (172,084)        (591,213)
                                                         ===========      ===========
CLASS C SHARES:
Sold.................................................        179,960          114,589
Issued as reinvestment of dividends..................             --            9,289
Issued in exchange for proceeds received in merger...        176,906               --
Redeemed.............................................       (277,637)        (268,699)
                                                         -----------      -----------
Net increase/(decrease)..............................         79,229         (144,821)
                                                         ===========      ===========
CLASS K SHARES:
Sold.................................................         52,707        1,583,245
Issued as reinvestment of dividends..................             --            3,920
Issued in exchange for proceeds received in merger...            277               --
Redeemed.............................................     (9,030,226)      (3,740,154)
                                                         -----------      -----------
Net decrease.........................................     (8,977,242)      (2,152,989)
                                                         ===========      ===========
CLASS Y SHARES:
Sold.................................................        619,512        1,433,048
Issued as reinvestment of dividends..................             --           44,161
Issued in exchange for proceeds received in merger...         57,578               --
Redeemed.............................................     (2,705,610)      (4,776,815)
                                                         -----------      -----------
Net decrease.........................................     (2,028,520)      (3,299,606)
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                            A SHARES
                                   -----------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR      YEAR
                                        ENDED        ENDED        ENDED        ENDED     ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99
                                   -----------------------------------------------------------
Net asset value, beginning of
 period...........................  $ 11.72      $ 15.64      $ 20.63      $ 22.05     $ 21.46
                                    -------      -------      -------      -------     -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss...............    (0.02)       (0.03)       (0.06)       (0.03)      (0.03)
Net realized and unrealized
 gain/(loss) on investments.......    (0.31)       (3.34)       (2.64)       (0.02)       2.20
                                    -------      -------      -------      -------     -------
Total from investment
 operations.......................    (0.33)       (3.37)       (2.70)       (0.05)       2.17
                                    -------      -------      -------      -------     -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................       --           --           --           --          --
Distributions from net realized
 gains............................       --        (0.55)       (2.29)       (1.37)      (1.58)
Distributions from capital........       --        (0.00)(d)       --           --          --
                                    -------      -------      -------      -------     -------
Total distributions...............       --        (0.55)       (2.29)       (1.37)      (1.58)
                                    -------      -------      -------      -------     -------
Net asset value, end of period....  $ 11.39      $ 11.72      $ 15.64      $ 20.63     $ 22.05
                                    =======      =======      =======      =======     =======
TOTAL RETURN(B)...................    (2.82)%     (21.72)%     (14.51)%       0.22%      11.34%
                                    =======      =======      =======      =======     =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)...........................  $28,983      $32,255      $48,009      $65,569     $49,602
Ratio of operating expenses to
 average net assets...............     1.33%        1.21%        1.21%        1.24%       1.22%
Ratio of net investment loss to
 average net assets...............    (0.14)%      (0.19)%      (0.30)%      (0.14)%     (0.14)%
Portfolio turnover rate...........       66%          20%          38%          44%         53%
Ratio of operating expenses to
 average net assets without
 expense waivers and/or
 reimbursements...................     1.33%        1.21%        1.42%        1.42%       1.38%

------------

(a) The Munder Multi-Season Growth Fund Class A Shares and Class B Shares commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR       YEAR
         ENDED         ENDED         ENDED         ENDED      ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99
-------------------------------------------------------------------
     $ 10.75       $ 14.50       $ 19.52       $ 21.09      $ 20.70
     -------       -------       -------       -------      -------
       (0.09)        (0.12)        (0.18)        (0.17)       (0.18)
       (0.28)        (3.08)        (2.55)        (0.03)        2.15
     -------       -------       -------       -------      -------
       (0.37)        (3.20)        (2.73)        (0.20)        1.97
     -------       -------       -------       -------      -------
          --            --            --            --           --
          --         (0.55)        (2.29)        (1.37)       (1.58)
          --         (0.00)(d)        --            --           --
     -------       -------       -------       -------      -------
          --         (0.55)        (2.29)        (1.37)       (1.58)
     -------       -------       -------       -------      -------
     $ 10.38       $ 10.75       $ 14.50       $ 19.52      $ 21.09
     =======       =======       =======       =======      =======
       (3.53)%      (22.21)%      (15.54)%       (0.51)%      10.66%
     =======       =======       =======       =======      =======
     $10,377       $12,602       $25,574       $36,433      $99,696
        2.08%         1.96%         1.96%         1.99%        1.97%
       (0.89)%       (0.94)%       (1.05)%       (0.89)%      (0.83)%
          66%           20%           38%           44%          53%
        2.08%         1.96%         2.17%         2.17%        2.14%

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                             C SHARES
                                   ------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR       YEAR
                                        ENDED        ENDED        ENDED        ENDED      ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)    6/30/99
                                   ------------------------------------------------------------
Net asset value, beginning of
 period........................... $    10.85     $14.62      $  19.55    $   21.12     $ 20.73
                                   ----------     ------      --------    ---------     -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss...............      (0.09)     (0.12)        (0.18)       (0.17)      (0.19)
Net realized and unrealized
 gain/(loss) on investments.......      (0.30)     (3.10)        (2.46)       (0.03)       2.16
                                   ----------     ------      --------    ---------     -------
Total from investment
 operations.......................      (0.39)     (3.22)        (2.64)       (0.20)       1.97
                                   ----------     ------      --------    ---------     -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................         --         --            --           --          --
Distributions from net realized
 gains............................         --      (0.55)        (2.29)       (1.37)      (1.58)
Distributions from capital........         --      (0.00)(d)        --           --          --
                                   ----------     ------      --------    ---------     -------
Total distributions...............         --      (0.55)        (2.29)       (1.37)      (1.58)
                                   ----------     ------      --------    ---------     -------
Net asset value, end of period.... $    10.46     $10.85      $  14.62    $   19.55     $ 21.12
                                   ==========     ======      ========    =========     =======
TOTAL RETURN(B)...................      (3.59)%   (22.23)%      (15.05)%      (0.51)%     10.70%
                                   ==========     ======      ========    =========     =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)........................... $    4,836     $4,153      $  7,715    $  10,166     $13,076
Ratio of operating expenses to
 average net assets...............       2.08%      1.96%         1.96%        1.99%       1.97%
Ratio of net investment loss to
 average net assets...............      (0.89)%    (0.94)%       (1.05)%      (0.89)%     (0.83)%
Portfolio turnover rate...........         66%        20%           38%          44%         53%
Ratio of operating expenses to
 average net assets without
 expense waivers and/or
 reimbursements...................       2.08%      1.96%         2.17%        2.17%       2.13%

------------

(a) The Munder Multi-Season Growth Fund Class C Shares and Class K Shares commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                              K SHARES
--------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR        YEAR
         ENDED         ENDED         ENDED         ENDED       ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)     6/30/99
--------------------------------------------------------------------
    $    11.74     $  15.66      $  20.63      $  22.04     $  21.42
    ----------     --------      --------      --------     --------
         (0.01)       (0.03)        (0.05)        (0.03)       (0.02)
         (0.31)       (3.34)        (2.63)        (0.01)        2.22
    ----------     --------      --------      --------     --------
         (0.32)       (3.37)        (2.68)        (0.04)        2.20
    ----------     --------      --------      --------     --------
            --           --            --            --           --
            --        (0.55)        (2.29)        (1.37)       (1.58)
            --        (0.00)(d)        --            --           --
    ----------     --------      --------      --------     --------
            --        (0.55)        (2.29)        (1.37)       (1.58)
    ----------     --------      --------      --------     --------
    $    11.42     $  11.74      $  15.66      $  20.63     $  22.04
    ==========     ========      ========      ========     ========
         (2.81)%     (21.63)%      (14.41)%        0.27%       11.40%
    ==========     ========      ========      ========     ========
    $   15,646     $121,485      $195,746      $280,339     $327,355
          1.33%        1.21%         1.21%         1.24%        1.22%
         (0.14)%      (0.19)%       (0.30)%       (0.14)%      (0.09)%
            66%          20%           38%           44%          53%
          1.33%        1.21%         1.42%         1.42%        1.39%

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                             Y SHARES
                                   ------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR       YEAR
                                        ENDED        ENDED        ENDED        ENDED      ENDED
                                   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)    6/30/99
                                   ------------------------------------------------------------
Net asset value, beginning of
 period........................... $    12.04    $ 16.00      $  20.98     $  22.34    $  21.66
                                   ----------    -------      --------     --------    --------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss)......       0.01       0.01         (0.01)        0.02        0.04
Net realized and unrealized
 gain/(loss) on investments.......      (0.32)     (3.42)        (2.68)       (0.01)       2.25
                                   ----------    -------      --------     --------    --------
Total from investment
 operations.......................      (0.31)     (3.41)        (2.69)        0.01        2.29
                                   ----------    -------      --------     --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...........................         --         --            --           --       (0.03)
Distributions from net realized
 gains............................         --      (0.55)        (2.29)       (1.37)      (1.58)
Distributions from capital........         --      (0.00)(d)        --           --          --
                                   ----------    -------      --------     --------    --------
Total distributions...............         --      (0.55)        (2.29)       (1.37)      (1.61)
                                   ----------    -------      --------     --------    --------
Net asset value, end of period.... $    11.73    $ 12.04      $  16.00     $  20.98    $  22.34
                                   ==========    =======      ========     ========    ========
TOTAL RETURN(B)...................      (2.66)%   (21.41)%      (14.20)%       0.50%      11.70%
                                   ==========    =======      ========     ========    ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)........................... $   54,610    $80,489      $159,736     $250,523    $314,558
Ratio of operating expenses to
 average net assets...............       1.08%      0.96%         0.96%        0.99%       0.97%
Ratio of net investment
 income/(loss) to average net
 assets...........................       0.11%      0.06%        (0.05)%       0.11%       0.17%
Portfolio turnover rate...........         66%        20%           38%          44%         53%
Ratio of operating expenses to
 average net assets without
 expense waivers and/or
 reimbursements...................       1.08%      0.96%         1.17%        1.17%       1.14%

------------

(a) The Munder Multi-Season Growth Fund Class Class Y Shares commenced operations on August 16, 1993.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Multi-Season Growth Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements of the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFI. On April 28, 2003, shareholders of the Munder Multi-Season Growth Fund series of MFI (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

   On May 9, 2003, the Fund acquired all of the assets of the Munder Large-Cap Growth Fund, a series of MFI, and assumed all liabilities of the Munder Large-Cap Growth Fund in a tax-free exchange of shares of the Predecessor Fund and the subsequent liquidation of the Munder Large-Cap Growth Fund. The Agreement and Plan of Reorganization was approved by the shareholders

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of the Munder Large-Cap Growth Fund at a Special Meeting of the Shareholders held on April 23, 2003.

Number of Shares outstanding of the Munder Large-Cap Growth
  Fund prior to merger
  Class A...................................................   243,258
  Class B...................................................   553,907
  Class II..................................................   328,103
  Class K...................................................       545
  Class Y...................................................   116,130

Number of Shares issued of the Predecessor Fund for shares
  of the Munder Large-Cap Growth Fund
  Class A...................................................   123,930
  Class B...................................................   302,215
  Class C...................................................   176,906
  Class K...................................................       277
  Class Y...................................................    57,578
Unrealized appreciation immediately prior to acquisition of
  all assets and assumption of all liabilities of the Munder
  Large-Cap Growth Fund.....................................  $496,475

   There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Large-Cap Growth Fund.

                                                 PRIOR TO MERGER    AFTER MERGER
                                                 -------------------------------
Net assets of Munder Large-Cap Growth Fund
  Class A......................................    $ 1,375,571      $        --
  Class B......................................      3,061,239               --
  Class II.....................................      1,806,254               --
  Class K......................................          3,087               --
  Class Y......................................        658,096               --
Net assets of the Predecessor Fund
  Class A......................................    $28,098,373      $29,473,944
  Class B......................................      8,274,886       11,336,125
  Class C......................................      3,254,851        5,061,105
  Class K......................................     18,240,987       18,244,074
  Class Y......................................     52,861,405       53,519,501

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities (including financial futures) are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Futures Contracts: The Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments (known as "variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $4,778 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses and merger adjustments were reclassified at year-end. The following reclassifications had no effect on net investment income, net assets or net asset value per share.

UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED    PAID-IN
INCOME/(LOSS)    GAIN/(LOSS)     CAPITAL
------------------------------------------
   $145,878      $(2,464,769)   $2,318,891

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $215,025 before payment of sub-administration fees and $54,604 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administration services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $11,475 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $424 from commissions on sales of Class A Shares for the year ended June 30, 2003.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $4,726 to Comerica Securities and $135,283 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $103,299,999 and $221,684,959 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $22,012,232 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $4,898,804 and net appreciation for Federal income tax purposes was $17,113,428. At June 30, 2003, aggregate cost for Federal income tax purposes was $97,407,989.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $4,656.

7. DISTRIBUTIONS TO SHAREHOLDERS

   During the year ended June 30, 2003, the Fund paid no distributions. The tax character of distributions paid to shareholders during the year ended June 30, 2002 was as follows:

  LONG TERM     RETURN OF
CAPITAL GAIN     CAPITAL       TOTAL
---------------------------------------
 $14,712,893     $2,974     $14,715,867

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED    POST OCTOBER
  ORDINARY       LOSS/CAPITAL     UNREALIZED
   INCOME       LOSS CARRYOVER   APPRECIATION      TOTAL
------------------------------------------------------------
     $--         $(48,392,091)   $17,113,428    $(31,278,663)

   The differences between book and tax distributable earnings are primarily due to wash sales.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $47,827,054 of unused capital losses of which $8,793,682 and $39,033,372 expire in 2010 and 2011, respectively. In addition, $2,259,566 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $565,037.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of the Shareholders ("Merger Special Meeting") of the Munder Large-Cap Growth Fund, a series of MFI, was held on April 23, 2003. The purpose of the Merger Special Meeting was to seek the approval or disapproval from the shareholders of the Munder Large-Cap Growth Fund of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Munder Large-Cap Growth Fund by the Predecessor Fund and the assumption of all liabilities of the Munder Large-Cap Growth Fund by the Predecessor Fund in exchange for shares of the Predecessor Fund and the subsequent liquidation of the Munder Large-Cap Growth Fund. The Agreement and Plan of Reorganization was approved by shareholders. The results of the vote were 1,930,867.495 votes For, 92,496.261 votes Against, 79,825.223 Abstentions and 660,771.000 Broker Non-Votes.

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Proposal 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy..............................  For            161,712,856.879
                                               Withhold         3,358,664.246
                                               TOTAL          165,071,521.125
Joseph E. Champagne..........................  For            161,730,165.560
                                               Withhold         3,341,355.565
                                               TOTAL          165,071,521.125
Thomas D. Eckert.............................  For            161,748,009.054
                                               Withhold         3,323,512.071
                                               TOTAL          165,071,521.125
Charles W. Elliott...........................  For            161,710,698.077
                                               Withhold         3,360,823.048
                                               TOTAL          165,071,521.125
John Engler..................................  For            161,554,903.243
                                               Withhold         3,516,617.882
                                               TOTAL          165,071,521.125
Michael T. Monahan...........................  For            161,714,778.617
                                               Withhold         3,356,742.508
                                               TOTAL          165,071,521.125
Arthur T. Porter.............................  For            161,730,259.765
                                               Withhold         3,341,261.360
                                               TOTAL          165,071,521.125
John Rakolta, Jr. ...........................  For            161,715,763.070
                                               Withhold         3,355,758.055
                                               TOTAL          165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,091,425.728
Against....................................................      69,036.561
Abstain....................................................      52,431.964
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,063,777.570
Against....................................................     102,238.975
Abstain....................................................      46,877.708
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,084,024.311
Against....................................................      75,277.587
Abstain....................................................      53,592.355
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,081,363.437
Against....................................................      82,799.996
Abstain....................................................      48,730.820
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,091,160.268
Against....................................................      75,552.358
Abstain....................................................      46,181.627
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,086,053.726
Against....................................................      74,767.366
Abstain....................................................      52,073.161
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,071,776.408
Against....................................................      97,874.214
Abstain....................................................      43,243.631
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,085,522.841
Against....................................................      79,178.622
Abstain....................................................      48,192.790
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,076,793.815
Against....................................................      93,457.554
Abstain....................................................      42,642.884
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,082,483.285
Against....................................................      85,967.636
Abstain....................................................      44,443.332
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,081,152.789
Against....................................................      77,967.195
Abstain....................................................      53,774.269
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For........................................................  10,073,262.844
Against....................................................      86,566.543
Abstain....................................................      53,064.866
Broker Non-votes...........................................   1,401,730.000
TOTAL......................................................  11,614,624.253

PROPOSAL 4

   The Predecessor Fund's fundamental investment objectives were proposed to be reclassified as non-fundamental. The shareholders of the Predecessor Fund approved the proposal and the results are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    10,051,608.252
Against..................................................       108,191.638
Abstain..................................................        53,094.363
Broker Non-votes.........................................     1,401,730.000
TOTAL....................................................    11,614,624.253

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                 TERM OF
                                                OFFICE(1)      PRINCIPAL         NUMBER OF
                              POSITION(S)      AND LENGTH    OCCUPATION(S)  PORTFOLIOS IN FUND   OTHER DIRECTORSHIPS
                                WITH THE         OF TIME      DURING PAST    COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)       5 YEARS     BY DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,            32           None
c/o The Munder Funds        and Chairman      since 11/89    self-
480 Pierce Street                                            employed
Suite 300                                                    (since 7/95);
Birmingham, MI 48009                                         Senior
Age 71                                                       Advisor to
                                                             President,
                                                             Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and           32           None
c/o The Munder Funds        and Vice          since 2/93     Chief
480 Pierce Street           Chairman                         Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Walbridge
Age 56                                                       Aldinger
                                                             Company
                                                             (construction
                                                             company)
                                                             (since 1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of           32           None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business
Age 67                                                       School (since
                                                             8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice                   32           None
c/o The Munder Funds                          since 11/89    President,
480 Pierce Street                                            Macomb
Suite 300                                                    College
Birmingham, MI 48009                                         (since 2001);
Age 65                                                       Dean, Macomb
                                                             College
                                                             (since 9/97).

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)      PRINCIPAL         NUMBER OF
                              POSITION(S)      AND LENGTH    OCCUPATION(S)  PORTFOLIOS IN FUND   OTHER DIRECTORSHIPS
                                WITH THE         OF TIME      DURING PAST    COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)       5 YEARS     BY DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite     Director,              32           None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief
Suite 300                                                    Executive
Birmingham, MI 48009                                         Officer,
Age 55                                                       Capital
                                                             Automotive
                                                             REIT (real
                                                             estate
                                                             investment
                                                             trust
                                                             specializing
                                                             in retail
                                                             automotive
                                                             properties)
                                                             (since
                                                             10/97).
John Engler                 Director/Trustee  Indefinite     President of           32           Universal Forest
c/o The Munder Funds                          since 2/03     State and                           Products, Inc.
480 Pierce Street                                            Local                               (manufacturer and
Suite 300                                                    Government/                         distributor of
Birmingham, MI 48009                                         Vice                                lumber products)
Age 54                                                       President of                        (since 1/03);
                                                             Government                          Northwest Airlines
                                                             Solutions for                       (since 4/03).
                                                             North
                                                             America,
                                                             Electronic
                                                             Data Systems
                                                             Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of
                                                             the State of
                                                             Michigan
                                                             (1/91 to
                                                             1/03).

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)      PRINCIPAL         NUMBER OF
                              POSITION(S)      AND LENGTH    OCCUPATION(S)  PORTFOLIOS IN FUND   OTHER DIRECTORSHIPS
                                WITH THE         OF TIME      DURING PAST    COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)       5 YEARS     BY DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and          32           None
3990 John R.                                  since 2/01     Chief
Detroit, MI 48201                                            Executive
Age 47                                                       Officer of
                                                             the Detroit
                                                             Medical
                                                             Center (since
                                                             3/99);
                                                             Professor
                                                             with Tenure
                                                             and Chairman
                                                             of Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine
                                                             (3/91 to
                                                             3/99).

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)      PRINCIPAL         NUMBER OF
                              POSITION(S)      AND LENGTH    OCCUPATION(S)  PORTFOLIOS IN FUND   OTHER DIRECTORSHIPS
                                WITH THE         OF TIME      DURING PAST    COMPLEX OVERSEEN          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)       5 YEARS     BY DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of           32           CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                             Corporation (energy
Suite 102                                                    Enterprises,                        company) (since
Bloomfield Hills, MI 48301                                   LLC                                 12/02); Guilford
Age 64                                                       (consulting                         Mills, Inc.
                                                             company)                            (supplier of
                                                             (since 6/99);                       automotive textile
                                                             Chairman of                         products) (since
                                                             Munder                              10/02).
                                                             Capital
                                                             Management
                                                             (investment
                                                             advisor)
                                                             (10/99 to
                                                             12/00);
                                                             Chairman and
                                                             Chief
                                                             Executive
                                                             Officer of
                                                             Munder
                                                             Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company)
                                                             (6/92 to
                                                             6/99).


------------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's
    By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER MULTI-SEASON GROWTH FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)
                            POSITION(S) WITH   AND LENGTH
                               THE MUNDER        OF TIME
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------
(1) The officers are elected annually by the Board.
(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Multi-Season Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Multi-Season Growth Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Multi-Season Growth Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNMSG603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                              MUNDER REAL ESTATE
                                                          EQUITY INVESTMENT FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  4          Statement of Assets and Liabilities
                  6          Statement of Operations
                  7          Statements of Changes in Net Assets
                  8          Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  10         Financial Highlights
                  15         Notes to Financial Statements
                  30         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGER: The Munder Real Estate Equity Investment Fund Team

   The Fund generated a return of 7.48% for the year ended June 30, 2003, relative to the 3.99% return for the NAREIT Equity Index and the 4.59% median return for the Lipper universe of real estate mutual funds. Compared to its Lipper universe, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year, two-year and three-year time periods ended June 30.

   The Fund's sector allocations had a small positive impact on the Fund's relative return for the year. The positive impact of an overweight in regional malls and an underweight in apartments more than offset the negative impact of a small underweight in shopping centers. The primary reason for the Fund's strong return for the year, relative to its NAREIT Equity Index benchmark, was strong stock selection in a number of the Fund's sectors.

   The largest positive contribution to the Fund's relative performance came from the strong performance of holdings in the specialty, office, industrial and diversified sectors of the Fund. (Diversifieds hold properties in various REIT sectors.) In the specialty sector of the Fund, the greatest contribution to relative performance came from an overweighted position in Correctional Properties Trust, a REIT that focuses on the acquisition and ownership of correctional and detention facilities. Strong performers in the diversified sector included Newcastle Investment Corporation (a REIT that focuses on credit-sensitive real estate securities), RAIT Investment Trust (a REIT that acquires real properties, interests in real properties and loans secured by mortgages on real property), and in iStar Financial, Inc. (a REIT that focuses on the commercial real estate finance business.)

   In the office and industrial sector of the Fund, an overweighted position in Corporate Office Properties Trust, Inc., was the key contributor to the Fund's relative return. The company is a fully integrated REIT that acquires, develops, manages and leases suburban office buildings.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Real Estate Equity Investment Fund (the "Fund") since the inception of its oldest class of shares, Class A shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND

                                   CLASS A SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                          CLASS A - 5.50%                                NAREIT EQUITY        LIPPER REAL ESTATE
                                           FRONT-END LOAD       S&P 500(R) INDEX#            INDEX#            FUNDS AVERAGE**
                                          ---------------       -----------------        -------------        ------------------
9/30/94                                         9450                  10000                  10000                  10000
                                                9184                  10229                   9653                   9651
                                                8952                   9854                   9321                   9297
                                                9669                   9997                  10001                  10073
                                                9303                  10257                   9783                   9744
                                                9388                  10655                  10025                   9861
                                                9439                  10971                   9985                   9886
                                                9353                  11290                   9982                   9793
                                                9675                  11736                  10406                  10221
6/30/95                                         9872                  12012                  10572                  10433
                                               10021                  12412                  10753                  10653
                                               10090                  12445                  10882                  10794
                                               10231                  12967                  11069                  11044
                                                9976                  12921                  10832                  10746
                                               10062                  13490                  10930                  10821
                                               10801                  13739                  11527                  11574
                                               10829                  14212                  11717                  11729
                                               10975                  14349                  11854                  11848
                                               11016                  14486                  11789                  11866
                                               10996                  14699                  11849                  11854
                                               11220                  15078                  12155                  12154
6/30/96                                        11444                  15140                  12313                  12350
                                               11362                  14467                  12405                  12301
                                               11925                  14773                  12894                  12839
                                               12297                  15603                  13118                  13174
                                               12585                  16031                  13508                  13464
                                               13193                  17248                  14124                  14071
                                               14477                  16910                  15592                  15468
                                               14631                  17960                  15766                  15686
                                               14566                  18105                  15735                  15724
                                               14645                  17352                  15702                  15761
                                               14129                  18388                  15271                  15208
                                               14431                  19517                  15720                  15681
6/30/97                                        15279                  20388                  16484                  16559
                                               15965                  22006                  16994                  17261
                                               15909                  20783                  16953                  17184
                                               17519                  21922                  18433                  18823
                                               16877                  21189                  17935                  18255
                                               17105                  22171                  18323                  18476
                                               17681                  22552                  18755                  18937
                                               17451                  22802                  18656                  18653
                                               17108                  24446                  18338                  18605
                                               17534                  25698                  18667                  19044
                                               16969                  25957                  18058                  18450
                                               16800                  25511                  17932                  18177
6/30/98                                        16643                  26547                  17810                  17964
                                               15502                  26265                  16654                  16845
                                               14009                  22467                  15082                  15090
                                               15059                  23907                  15935                  15864
                                               14695                  25851                  15641                  15721
                                               14817                  27418                  15871                  16051
                                               14645                  28997                  15471                  15958
                                               14308                  30209                  15147                  15604
                                               14258                  29270                  14791                  15390
                                               13969                  30440                  14725                  15256
                                               15432                  31618                  16122                  16870
                                               15754                  30872                  16477                  17226
6/30/99                                        15534                  32586                  16210                  17056
                                               14910                  31569                  15694                  16430
                                               14676                  31411                  15495                  16157
                                               13926                  30550                  14906                  15520
                                               13519                  32484                  14540                  15171
                                               13404                  33144                  14303                  15015
                                               13930                  35096                  14756                  15620
                                               13864                  33334                  14805                  15522
                                               13621                  32704                  14629                  15244
                                               14153                  35903                  15110                  15930
                                               14917                  34822                  16125                  16772
                                               14901                  34108                  16283                  16952
6/30/00                                        15631                  34947                  16702                  17638
                                               16817                  34402                  18161                  18979
                                               16113                  36538                  17424                  18493
                                               16540                  34609                  17978                  19127
                                               15741                  34464                  17200                  18272
                                               15804                  31748                  17420                  18536
                                               16943                  31903                  18646                  19750
                                               16952                  33036                  18840                  19844
                                               16498                  30023                  18539                  19549
                                               16347                  28120                  18719                  19433
                                               16668                  30305                  19166                  19884
                                               16893                  30508                  19630                  20268
6/30/01                                        17945                  29766                  20780                  21324
                                               17669                  29475                  20367                  20987
                                               18234                  27629                  21112                  21606
                                               17563                  25397                  20236                  20653
                                               17024                  25882                  19657                  20042
                                               17868                  27867                  20738                  21062
                                               18261                  28113                  21244                  21641
                                               18314                  27702                  21287                  21674
                                               18745                  27167                  21698                  22081
                                               19770                  28189                  22999                  23333
                                               19993                  26481                  23195                  23681
                                               20357                  26285                  23508                  24010
6/30/02                                        20909                  24413                  24150                  24497
                                               19880                  22509                  22887                  23192
                                               19934                  22658                  22841                  23201
                                               19326                  20195                  21964                  22312
                                               18447                  21972                  20907                  21444
                                               19181                  23266                  21892                  22309
                                               19451                  21898                  22054                  22554
                                               18965                  21324                  21412                  22015
                                               19344                  21004                  21766                  22347
                                               19812                  21208                  22201                  22797
                                               20579                  22956                  23178                  23731
                                               21662                  24165                  24578                  25077
6/30/03                                        22420                  24475                  25114                  25644

--------------------------------------------------------------------------------

                                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                       -------------------------------------------------------------------------
                                                     S&P                                  LIPPER
CLASS AND                 WITH      WITHOUT       500(R)             NAREIT          REAL ESTATE
INCEPTION DATE            LOAD         LOAD       INDEX#      EQUITY INDEX#      FUNDS AVERAGE**
------------------------------------------------------------------------------------------------
CLASS A
  (9/30/94)            $22,420*     $23,720      $24,475         $25,114             $25,644

CLASS B
  (10/3/94)                N/A       22,306       24,475          25,114              25,644

CLASS C
  (1/5/96)                 N/A       19,731       17,813          21,787              22,156

CLASS K
  (10/3/96)                N/A       18,033       15,685          19,144              19,466

CLASS Y
  (10/3/94)                N/A       24,233       24,475          25,114              25,644

                                                 AVERAGE ANNUAL TOTAL RETURNS
                       ---------------------------------------------------------------------------------
                          ONE             ONE        FIVE            FIVE          SINCE           SINCE
CLASS AND                YEAR            YEAR       YEARS           YEARS      INCEPTION       INCEPTION
INCEPTION DATE         W/LOAD      W/OUT LOAD      W/LOAD      W/OUT LOAD         W/LOAD      W/OUT LOAD
--------------------------------------------------------------------------------------------------------
CLASS A
  (9/30/94)            1.34%*           7.22%      4.95%*           6.14%          9.67%*         10.37%

CLASS B
  (10/3/94)            1.36%+           6.36%      4.98%+           5.31%            N/A           9.61%

CLASS C
  (1/5/96)             5.40%+           6.40%        N/A            5.34%            N/A           9.50%

CLASS K
  (10/3/96)              N/A            7.16%        N/A            6.10%            N/A           9.14%

CLASS Y
  (10/3/94)              N/A            7.48%        N/A            6.40%            N/A          10.65%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The S&P 500(R) Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The National Association of Real Estate Investment Trusts ("NAREIT") Equity Index is an unmanaged index that includes all tax-qualified real estate investment trusts listed on the New York Stock Exchange or the NASDAQ National Market System. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 10/1/94, 10/1/94, 1/1/96, 10/1/96, and 10/1/94, respectively.

** The Lipper Real Estate Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 10/1/94, 10/1/94, 1/1/96, 10/1/96, and 10/1/94, respectively.

                      [This Page Intentionally Left Blank]

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
   APARTMENTS -- 13.6%
  24,675      Apartment Investment & Management Company, Class A       $   853,755
  67,560      Archstone-Smith Trust                                      1,621,440
  21,459      AvalonBay Communities, Inc.                                  915,012
  13,900      Camden Property Trust                                        485,805
  92,100      Equity Residential                                         2,389,995
  11,525      Essex Property Trust, Inc.                                   659,806
  38,500      Town & Country Trust                                         895,125
                                                                       -----------
                                                                         7,820,938
                                                                       -----------
   DIVERSIFIED -- 12.1%
   5,950      Cousins Properties, Inc.                                     166,005
  34,100      Crescent Real Estate Equities Company                        566,401
  35,100      iStar Financial, Inc.                                      1,281,150
  38,100      Newcastle Investment Corporation                             745,998
  35,000      One Liberty Properties, Inc.                                 588,000
  26,725      RAIT Investment Trust                                        708,212
  51,925      Vornado Realty Trust                                       2,263,930
  23,325      Washington Real Estate Investment Trust                      634,440
                                                                       -----------
                                                                         6,954,136
                                                                       -----------
   HEALTHCARE -- 3.1%
  25,200      Health Care REIT, Inc.                                       768,600
  66,400      Ventas, Inc.                                               1,005,960
                                                                       -----------
                                                                         1,774,560
                                                                       -----------
   HOTELS -- 2.2%
   4,300      Hospitality Properties Trust                                 134,375
  96,900      Host Marriott Corporation+                                   886,635
  26,600      MeriStar Hospitality Corporation                             136,724
   4,100      Starwood Hotels & Resorts Worldwide, Inc.                    117,219
                                                                       -----------
                                                                         1,274,953
                                                                       -----------
   OFFICE AND INDUSTRIAL -- 27.4%
  26,825      AMB Property Corporation                                     755,660
  35,700      American Financial Realty Trust                              532,287
 110,450      AmeriVest Properties, Inc.                                   691,417
  53,375      Boston Properties, Inc.                                    2,337,825
  19,625      CarrAmerica Realty Corporation                               545,771
   8,250      CenterPoint Properties Trust                                 505,313
  39,700      Corporate Office Properties Trust, Inc.                      672,121

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   OFFICE AND INDUSTRIAL (CONTINUED)
  43,900      Duke Realty Corporation                                  $ 1,209,445
 101,299      Equity Office Properties Trust                             2,736,086
  11,425      Mission West Properties, Inc.                                129,902
 103,300      ProLogis                                                   2,820,090
  26,800      PS Business Parks, Inc.                                      946,040
  22,475      Reckson Associates Realty Corporation                        468,829
  41,500      SL Green Realty Corporation                                1,447,935
                                                                       -----------
                                                                        15,798,721
                                                                       -----------
   OUTLET MALLS -- 1.4%
  20,100      Chelsea Property Group, Inc.                                 810,231
                                                                       -----------
   REGIONAL MALLS -- 19.1%
  26,650      CBL & Associates Properties, Inc.                          1,145,950
  47,000      General Growth Properties, Inc.                            2,934,680
  90,425      Simon Property Group, Inc.                                 3,529,288
  46,100      The Mills Corporation                                      1,546,655
  49,000      The Rouse Company                                          1,866,900
                                                                       -----------
                                                                        11,023,473
                                                                       -----------
   SHOPPING CENTERS -- 16.9%
  54,900      Developers Diversified Realty Corporation                  1,561,356
  76,000      Equity One, Inc.                                           1,246,400
  65,800      Heritage Property Investment Trust, Inc.                   1,781,864
  67,512      Kimco Realty Corporation                                   2,558,705
  24,600      Pan Pacific Retail Properties, Inc.                          968,010
  25,000      Regency Centers Corporation                                  874,500
  18,000      Weingarten Realty Investors                                  754,200
                                                                       -----------
                                                                         9,745,035
                                                                       -----------
   SPECIALTY -- 2.2%
  46,000      Correctional Properties Trust                              1,288,000
                                                                       -----------
TOTAL COMMON STOCKS
   (Cost $44,920,086)                                                   56,490,047
                                                                       -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                        VALUE
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
   (Cost $583,000)
$583,000       Agreement with State Street Bank and Trust Company,
                 0.980% dated 06/30/2003, to be repurchased at
                 $583,016 on 07/01/2003, collateralized by $450,000
                 FNMA, 7.125% maturing 01/15/2030 (value $597,474)      $   583,000
                                                                        -----------

TOTAL INVESTMENTS
   (Cost $45,503,086)                                      99.0%         57,073,047
OTHER ASSETS AND LIABILITIES (NET)                          1.0             563,147
                                                          -----         -----------
NET ASSETS                                                100.0%        $57,636,194
                                                          =====         ===========

------------

+ Non-income producing security.

FNMA--Federal National Mortgage Association.

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $56,490,047
    Repurchase agreement....................................      583,000
                                                              -----------
Total Investments...........................................   57,073,047
Cash........................................................      446,844
Interest receivable.........................................           16
Dividends receivable........................................      291,202
Receivable for investment securities sold...................      801,132
Receivable for Fund shares sold.............................       72,539
Prepaid expenses and other assets...........................       37,083
                                                              -----------
      Total Assets..........................................   58,721,863
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       21,386
Payable for securities purchased............................      947,322
Investment advisory fees payable............................       34,484
Trustees' fees and expenses payable.........................       13,100
Transfer agency/record keeping fees payable.................       10,249
Distribution fees payable...................................        6,940
Administration fees payable.................................        6,238
Custody fees payable........................................          764
Shareholder servicing fees payable..........................           30
Accrued expenses and other payables.........................       45,156
                                                              -----------
      Total Liabilities.....................................    1,085,669
                                                              -----------
NET ASSETS..................................................  $57,636,194
                                                              ===========
Investments, at cost........................................  $45,503,086
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $    (7,857)
Accumulated net realized loss on investments sold...........   (5,541,960)
Net unrealized appreciation of investments..................   11,569,961
Paid-in capital.............................................   51,616,050
                                                              -----------
                                                              $57,636,194
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 3,598,593
                                                              ===========
Class B Shares..............................................  $ 5,789,738
                                                              ===========
Class C Shares..............................................  $ 1,210,753
                                                              ===========
Class K Shares..............................................  $ 3,166,246
                                                              ===========
Class Y Shares..............................................  $43,870,864
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................      240,529
                                                              ===========
Class B Shares..............................................      388,003
                                                              ===========
Class C Shares..............................................       80,647
                                                              ===========
Class K Shares..............................................      212,049
                                                              ===========
Class Y Shares..............................................    2,930,765
                                                              ===========
CLASS A SHARES:
Net asset value and redemption price per share..............       $14.96
                                                              ===========
Maximum sales charge........................................         5.50%
Maximum offering price per share............................       $15.83
                                                              ===========
CLASS B SHARES:
Net asset value and offering price per share*...............       $14.92
                                                              ===========
CLASS C SHARES:
Net asset value and offering price per share*...............       $15.01
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $14.93
                                                              ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $14.97
                                                              ===========

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $   10,126
Dividends...................................................     3,223,580
                                                                ----------
      Total Investment Income...............................     3,233,706
                                                                ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................         8,143
  Class B Shares............................................        44,530
  Class C Shares............................................        12,507
Shareholder servicing fees:
  Class K Shares............................................         6,448
Investment advisory fees....................................       410,529
Administration fees.........................................        75,338
Transfer agency/record keeping fees.........................        59,348
Legal and audit fees........................................        49,605
Registration and filing fees................................        38,250
Trustees' fees and expenses.................................        20,029
Custody fees................................................        16,629
Other.......................................................        31,205
                                                                ----------
      Total Expenses........................................       772,561
Fees waived by transfer agent...............................        (2,874)
                                                                ----------
Net Expenses................................................       769,687
                                                                ----------
NET INVESTMENT INCOME.......................................     2,464,019
                                                                ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions................     2,148,436
Net change in unrealized appreciation/(depreciation) of
  securities................................................      (804,065)
                                                                ----------
Net realized and unrealized gain on investments.............     1,344,371
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $3,808,390
                                                                ==========

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
Net investment income................................   $ 2,464,019      $ 2,556,052
Net realized gain on investments sold................     2,148,436          172,657
Net change in unrealized appreciation/(depreciation)
  of investments.....................................      (804,065)       6,179,063
                                                        -----------      -----------
Net increase in net assets resulting from
  operations.........................................     3,808,390        8,907,772
Dividends to shareholders from net investment income:
  Class A Shares.....................................      (112,756)        (117,536)
  Class B Shares.....................................      (125,297)        (101,133)
  Class C Shares.....................................       (34,739)         (28,676)
  Class K Shares.....................................       (92,427)         (66,063)
  Class Y Shares.....................................    (1,664,770)      (1,882,994)
Distributions to shareholders in excess of net
  investment income:
  Class A Shares.....................................       (43,138)              --
  Class B Shares.....................................       (59,056)              --
  Class C Shares.....................................       (16,585)              --
  Class K Shares.....................................       (34,204)              --
  Class Y Shares.....................................      (582,646)              --
Distributions to shareholders from capital:
  Class A Shares.....................................            --          (40,347)
  Class B Shares.....................................            --          (43,674)
  Class C Shares.....................................            --          (12,679)
  Class K Shares.....................................            --          (22,733)
  Class Y Shares.....................................            --         (608,928)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Class A Shares.....................................        92,566          (39,352)
  Class B Shares.....................................     1,072,955          620,903
  Class C Shares.....................................       (56,191)         208,147
  Class K Shares.....................................       707,646          432,495
  Class Y Shares.....................................    (5,882,295)      (5,404,513)
                                                        -----------      -----------
Net increase/(decrease) in net assets................    (3,022,547)       1,800,689
NET ASSETS
Beginning of year....................................    60,658,741       58,858,052
                                                        -----------      -----------
End of year..........................................   $57,636,194      $60,658,741
                                                        ===========      ===========
Accumulated net investment loss......................   $    (7,857)     $      (889)
                                                        ===========      ===========

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  5,796,866     $  1,132,379
Issued as reinvestment of dividends..................       101,236           97,697
Redeemed.............................................    (5,805,536)      (1,269,428)
                                                       ------------     ------------
Net increase/(decrease)..............................  $     92,566     $    (39,352)
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  2,965,753     $  2,125,242
Issued as reinvestment of dividends..................       106,158           65,531
Redeemed.............................................    (1,998,956)      (1,569,870)
                                                       ------------     ------------
Net increase.........................................  $  1,072,955     $    620,903
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $    598,665     $    629,611
Issued as reinvestment of dividends..................        34,867           27,762
Redeemed.............................................      (689,723)        (449,226)
                                                       ------------     ------------
Net increase/(decrease)..............................  $    (56,191)    $    208,147
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $    746,886     $    806,166
Issued as reinvestment of dividends..................            --              412
Redeemed.............................................       (39,240)        (374,083)
                                                       ------------     ------------
Net increase.........................................  $    707,646     $    432,495
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $  4,478,722     $  4,299,457
Issued as reinvestment of dividends..................       412,813          579,612
Redeemed.............................................   (10,773,830)     (10,283,582)
                                                       ------------     ------------
Net decrease.........................................  $ (5,882,295)    $ (5,404,513)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................     429,789           83,631
Issued as reinvestment of dividends..................       7,523            7,387
Redeemed.............................................    (431,641)         (94,886)
                                                         --------         --------
Net increase/(decrease)..............................       5,671           (3,868)
                                                         ========         ========
CLASS B SHARES:
Sold.................................................     218,051          154,045
Issued as reinvestment of dividends..................       7,908            4,944
Redeemed.............................................    (150,543)        (117,160)
                                                         --------         --------
Net increase.........................................      75,416           41,829
                                                         ========         ========
CLASS C SHARES:
Sold.................................................      44,042           46,328
Issued as reinvestment of dividends..................       2,596            2,084
Redeemed.............................................     (51,142)         (33,993)
                                                         --------         --------
Net increase/(decrease)..............................      (4,504)          14,419
                                                         ========         ========
CLASS K SHARES:
Sold.................................................      55,707           57,779
Issued as reinvestment of dividends..................          --               31
Redeemed.............................................      (2,977)         (28,206)
                                                         --------         --------
Net increase.........................................      52,730           29,604
                                                         ========         ========
CLASS Y SHARES:
Sold.................................................     334,464          319,376
Issued as reinvestment of dividends..................      30,932           43,806
Redeemed.............................................    (781,061)        (758,323)
                                                         --------         --------
Net decrease.........................................    (415,665)        (395,141)
                                                         ========         ========

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                     A SHARES
                                          ---------------------------------------------------------------
                                                YEAR          YEAR       YEAR          YEAR          YEAR
                                               ENDED         ENDED      ENDED         ENDED         ENDED
                                          6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                          ---------------------------------------------------------------
Net asset value, beginning of period.....   $14.65        $13.22      $12.09       $12.78        $14.94
                                            ------        ------      ------       ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income....................     0.58          0.58        0.44         0.56          0.57
Net realized and unrealized gain/(loss)
 on investments..........................     0.39          1.52        1.30        (0.57)        (1.63)
                                            ------        ------      ------       ------        ------
Total from investment operations.........     0.97          2.10        1.74        (0.01)        (1.06)
                                            ------        ------      ------       ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income.....    (0.48)        (0.50)      (0.43)       (0.56)        (0.60)
Distributions from net realized gains....       --            --          --           --         (0.39)
Distributions in excess of net investment
 income..................................    (0.18)           --          --           --            --
Distributions from capital...............       --         (0.17)      (0.18)       (0.12)        (0.11)
                                            ------        ------      ------       ------        ------
Total distributions......................    (0.66)        (0.67)      (0.61)       (0.68)        (1.10)
                                            ------        ------      ------       ------        ------
Net asset value, end of period...........   $14.96        $14.65      $13.22       $12.09        $12.78
                                            ======        ======      ======       ======        ======
TOTAL RETURN(B)..........................     7.22%        16.52%      14.80%        0.63%        (6.66)%
                                            ======        ======      ======       ======        ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $3,599        $3,441      $3,155       $3,730        $3,530
Ratio of operating expenses to average
 net assets..............................     1.51%         1.20%       1.30%        1.33%         1.27%
Ratio of net investment income to average
 net assets..............................     4.32%         4.33%       4.83%        4.90%         4.40%
Portfolio turnover rate..................       19%           39%         30%          15%           22%
Ratio of operating expenses to average
 net assets without expense waivers......     1.51%         1.21%       1.30%        1.33%         1.27%

------------

(a) The Munder Real Estate Equity Investment Fund Class A Shares and Class B Shares commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
      $14.62        $13.19      $12.10       $12.77        $14.93
      ------        ------      ------       ------        ------
        0.48          0.48        0.34         0.47          0.47
        0.38          1.52        1.27        (0.54)        (1.63)
      ------        ------      ------       ------        ------
        0.86          2.00        1.61        (0.07)        (1.16)
      ------        ------      ------       ------        ------
       (0.38)        (0.40)      (0.34)       (0.48)        (0.51)
          --            --          --           --         (0.39)
       (0.18)           --          --           --            --
          --         (0.17)      (0.18)       (0.12)        (0.10)
      ------        ------      ------       ------        ------
       (0.56)        (0.57)      (0.52)       (0.60)        (1.00)
      ------        ------      ------       ------        ------
      $14.92        $14.62      $13.19       $12.10        $12.77
      ======        ======      ======       ======        ======
        6.36%        15.69%      13.67%       (0.04)%       (7.37)%
      ======        ======      ======       ======        ======
      $5,790        $4,569      $3,571       $3,291        $5,337
        2.26%         1.95%       2.05%        2.08%         2.02%
        3.57%         3.58%       4.08%        4.15%         3.70%
          19%           39%         30%          15%           22%
        2.26%         1.96%       2.05%        2.08%         2.02%

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                     C SHARES
                                          ---------------------------------------------------------------
                                                YEAR          YEAR       YEAR          YEAR          YEAR
                                               ENDED         ENDED      ENDED         ENDED         ENDED
                                          6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                          ---------------------------------------------------------------
Net asset value, beginning of period....    $14.70        $13.26      $12.16       $12.82        $14.98
                                            ------        ------      ------       ------        ------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income...................      0.48          0.48        0.34         0.48          0.48
Net realized and unrealized gain/(loss)
 on investments.........................      0.39          1.53        1.28        (0.54)        (1.64)
                                            ------        ------      ------       ------        ------
Total from investment operations........      0.87          2.01        1.62        (0.06)        (1.16)
                                            ------        ------      ------       ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income....     (0.38)        (0.40)      (0.34)       (0.48)        (0.51)
Distributions from net realized gains...        --            --          --           --         (0.39)
Distributions in excess of net
 investment income......................     (0.18)           --          --           --            --
Distributions from capital..............        --         (0.17)      (0.18)       (0.12)        (0.10)
                                            ------        ------      ------       ------        ------
Total distributions.....................     (0.56)        (0.57)      (0.52)       (0.60)        (1.00)
                                            ------        ------      ------       ------        ------
Net asset value, end of period..........    $15.01        $14.70      $13.26       $12.16        $12.82
                                            ======        ======      ======       ======        ======
TOTAL RETURN(B).........................      6.40%        15.68%      13.68%        0.04%        (7.34)%
                                            ======        ======      ======       ======        ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....    $1,211        $1,252      $  938       $  669        $1,251
Ratio of operating expenses to average
 net assets.............................      2.26%         1.95%       2.05%        2.08%         2.02%
Ratio of net investment income to
 average net assets.....................      3.57%         3.58%       4.08%        4.15%         3.73%
Portfolio turnover rate.................        19%           39%         30%          15%           22%
Ratio of operating expenses to average
 net assets without expense waivers.....      2.26%         1.96%       2.05%        2.08%         2.02%

------------

(a) The Munder Real Estate Equity Investment Fund Class C shares and Class K shares commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             K SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
      $14.63        $13.20      $12.09       $12.78        $14.94
      ------        ------      ------       ------        ------
        0.58          0.58        0.43         0.56          0.58
        0.38          1.52        1.29        (0.57)        (1.64)
      ------        ------      ------       ------        ------
        0.96          2.10        1.72        (0.01)        (1.06)
      ------        ------      ------       ------        ------
       (0.48)        (0.50)      (0.43)       (0.56)        (0.61)
          --            --          --           --         (0.39)
       (0.18)           --          --           --            --
          --         (0.17)      (0.18)       (0.12)        (0.10)
      ------        ------      ------       ------        ------
       (0.66)        (0.67)      (0.61)       (0.68)        (1.10)
      ------        ------      ------       ------        ------
      $14.93        $14.63      $13.20       $12.09        $12.78
      ======        ======      ======       ======        ======
        7.16%        16.55%      14.73%        0.55%        (6.66)%
      ======        ======      ======       ======        ======
      $3,166        $2,331      $1,712       $1,234        $2,277
        1.51%         1.20%       1.30%        1.33%         1.27%
        4.32%         4.33%       4.83%        4.90%         4.50%
          19%           39%         30%          15%           22%
        1.51%         1.21%       1.30%        1.33%         1.27%

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                       Y SHARES
                                            ---------------------------------------------------------------
                                                  YEAR          YEAR       YEAR          YEAR          YEAR
                                                 ENDED         ENDED      ENDED         ENDED         ENDED
                                            6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                            ---------------------------------------------------------------
Net asset value, beginning of period......   $ 14.66       $ 13.23      $ 12.13     $ 12.80       $ 14.95
                                             -------       -------      -------     -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.....................      0.62          0.61         0.47        0.59          0.60
Net realized and unrealized gain/(loss) on
 investments..............................      0.38          1.52         1.28       (0.55)        (1.62)
                                             -------       -------      -------     -------       -------
Total from investment operations..........      1.00          2.13         1.75        0.04         (1.02)
                                             -------       -------      -------     -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income......     (0.51)        (0.53)       (0.47)      (0.59)        (0.64)
Distributions from net realized gains.....        --            --           --          --         (0.39)
Distributions in excess of net investment
 income...................................     (0.18)           --           --          --            --
Distributions from capital................        --         (0.17)       (0.18)      (0.12)        (0.10)
                                             -------       -------      -------     -------       -------
Total distributions.......................     (0.69)        (0.70)       (0.65)      (0.71)        (1.13)
                                             -------       -------      -------     -------       -------
Net asset value, end of period............   $ 14.97       $ 14.66      $ 13.23     $ 12.13       $ 12.80
                                             =======       =======      =======     =======       =======
TOTAL RETURN(B)...........................      7.48%        16.80%       14.89%       0.96%        (6.35)%
                                             =======       =======      =======     =======       =======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......   $43,871       $49,066      $49,483     $55,645       $68,856
Ratio of operating expenses to average net
 assets...................................      1.26%         0.95%        1.05%       1.08%         1.02%
Ratio of net investment income to average
 net assets...............................      4.57%         4.58%        5.08%       5.15%         4.73%
Portfolio turnover rate...................        19%           39%          30%         15%           22%
Ratio of operating expenses to average net
 assets without expense waivers...........      1.26%         0.96%        1.05%       1.08%         1.02%

------------

(a) The Munder Real Estate Equity Investment Fund Class Y shares commenced operations on October 3, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory Trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFI. On April 28, 2003, shareholders of the Munder Real Estate Equity Investment Fund series of MFI (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $2,874 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for Real Estate Investment Trusts were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $75,338 before payment of sub-administration fees and $19,178 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,617 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $3 to Comerica Securities and $6,451 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $10,413,096 and $15,053,930 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $12,274,698 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $791,782 and net appreciation for Federal income tax purposes was $11,482,916. At June 30, 2003, aggregate cost for Federal income tax purposes was $45,590,131.

6. INDUSTRY CONCENTRATION

   The Fund primarily invests in equity securities of United States companies that are principally engaged in the real estate industry or that own significant real estate assets, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $1,103.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                                               RETURN OF
                                            ORDINARY INCOME     CAPITAL       TOTAL
                                            ------------------------------------------
June 30, 2003.............................    $2,765,618*      $     --     $2,765,618
June 30, 2002.............................     2,196,402        728,361      2,924,763

------------

* included in the Fund's distributions from ordinary income is $735,629 in excess of investment company taxable income, which in accordance with applicable U.S. tax law is taxable to shareholders as ordinary income distributions.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

 POST OCTOBER      UNREALIZED
 LOSS/CAPITAL    APPRECIATION/
LOSS CARRYOVER   (DEPRECIATION)     TOTAL
--------------------------------------------
 $(5,454,915)     $11,482,916     $6,028,001

   The differences between book and tax distributable earnings are primarily due to wash sales.

9. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $5,454,915 of unused capital losses of which $1,506,476 and $3,948,439 expire in 2008 and 2009, respectively.

10. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.................................  For         161,712,856.879
                                                  Withhold      3,358,664.246
                                                  TOTAL       165,071,521.125
Joseph E. Champagne.............................  For         161,730,165.560
                                                  Withhold      3,341,355.565
                                                  TOTAL       165,071,521.125
Thomas D. Eckert................................  For         161,748,009.054
                                                  Withhold      3,323,512.071
                                                  TOTAL       165,071,521.125
Charles W. Elliott..............................  For         161,710,698.077
                                                  Withhold      3,360,823.048
                                                  TOTAL       165,071,521.125
John Engler.....................................  For         161,554,903.243
                                                  Withhold      3,516,617.882
                                                  TOTAL       165,071,521.125
Michael T. Monahan..............................  For         161,714,778.617
                                                  Withhold      3,356,742.508
                                                  TOTAL       165,071,521.125
Arthur T. Porter................................  For         161,730,259.765
                                                  Withhold      3,341,261.360
                                                  TOTAL       165,071,521.125
John Rakolta, Jr................................  For         161,715,763.070
                                                  Withhold      3,355,758.055
                                                  TOTAL       165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,004,492.921
Against.....................................................     11,073.560
Abstain.....................................................      5,468.000
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,006,161.390
Against.....................................................     11,662.339
Abstain.....................................................      3,210.752
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,002,462.258
Against.....................................................     14,627.499
Abstain.....................................................      3,944.724
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,005,233.390
Against.....................................................     12,590.338
Abstain.....................................................      3,210.753
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,005,568.463
Against.....................................................     12,255.266
Abstain.....................................................      3,210.752
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,006,126.649
Against.....................................................     11,521.294
Abstain.....................................................      3,386.538
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,001,166.113
Against.....................................................     15,765.379
Abstain.....................................................      4,102.989
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,003,396.591
Against.....................................................     13,231.699
Abstain.....................................................      4,406.191
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,001,047.899
Against.....................................................     16,218.665
Abstain.....................................................      3,767.917
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,004,391.569
Against.....................................................     13,175.138
Abstain.....................................................      3,467.774
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,003,227.049
Against.....................................................     13,653.016
Abstain.....................................................      4,154.416
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  3,002,770.579
Against.....................................................     15,468.321
Abstain.....................................................      2,795.581
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

PROPOSAL 4

   The purpose of this proposal was to ask shareholders to approve the reclassification of the fundamental investment objective of the Predecessor Fund to a non-fundamental investment objective of the Predecessor Fund, which would also be applicable to the Fund. The proposal was not intended to alter the investment objective of the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved the proposal and the results of the vote are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  2,928,162.618
Against.....................................................     20,685.973
Abstain.....................................................     72,185.890
Broker Non-votes............................................    247,878.000
TOTAL.......................................................  3,268,912.481

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

11. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE          TIME            DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)      PAST 5 YEARS      TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since
Suite 300                                                    7/95); Senior
Birmingham, MI 48009                                         Advisor to
Age 71                                                       President,
                                                             Western Michigan
                                                             University (7/95
                                                             to 12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger Company
Age 56                                                       (construction
                                                             company) (since
                                                             1991).

David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).

Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE          TIME            DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)      PAST 5 YEARS      TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------

Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer, Capital
Birmingham, MI 48009                                         Automotive REIT
Age 55                                                       (real estate
                                                             investment trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).

John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer and
Suite 300                                                    President of                   distributor of
Birmingham, MI 48009                                         Government                     lumber products)
Age 54                                                       Solutions for                  (since 1/03);
                                                             North America,                 Northwest Airlines
                                                             Electronic Data                (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services) (since
                                                             1/03); Governor
                                                             of the State of
                                                             Michigan (1/91
                                                             to 1/03).

Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99); Professor
                                                             with Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                         IN FUND
                                              OFFICE(1) AND     PRINCIPAL        COMPLEX
                              POSITION(S)       LENGTH OF     OCCUPATION(S)    OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE          TIME            DURING        DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)      PAST 5 YEARS      TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation (energy
Suite 102                                                    Enterprises, LLC               company) (since
Bloomfield Hills, MI 48301                                   (consulting                    12/02); Guilford
Age 64                                                       company) (since                Mills, Inc.
                                                             6/99); Chairman                (supplier of
                                                             of Munder                      automotive textile
                                                             Capital                        products) (since
                                                             Management                     10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                              POSITION(S)       LENGTH OF
                                WITH THE          TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).

Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Real Estate Equity Investment Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Real Estate Equity Investment Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Real Estate Equity Investment Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER REAL ESTATE EQUITY INVESTMENT FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund, 1.61% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

   For the fiscal year ended June 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNREIT603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER SMALL COMPANY
                                                                     GROWTH FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  32         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Small Company Growth Fund Team

   The Fund posted a return of -8.79% for the year ended June 30, 2003, relative to the 0.69% return for the Russell 2000 Growth Index, the -1.96% return for the Lipper universe of small-cap growth mutual funds and the -2.54% median return for the Lipper universe of small-cap core mutual funds. Lipper includes the Fund in its small-cap core universe. Compared to its Lipper universe, the Fund has earned above-median returns for the one-month, three-month and six-month time periods ended June 30.

   Sector weightings had a relatively neutral impact on the Fund's performance, compared to the Russell 2000 Growth Index benchmark. It was primarily the weakness in the returns of individual holdings within various sectors that held back the Fund's performance for the year. Stock selection did, however, make a positive contribution to returns in the consumer discretionary and consumer staples sectors of the Fund. The Ryland Group, Inc. (a home builder and provider of mortgage-related financial services), Rent-A-Center, Inc. (an operator of rent-to-own stores) and Ruby Tuesday, Inc. (an operator and franchiser of casual dining restaurants) were among the major contributors to relative returns in the consumer discretionary sector. In the consumer staples sector, United Natural Foods, Inc. (a distributor of natural and organic foods) and Performance Food Group Company (a marketer and distributor of food service products) had the largest positive impact on the Fund's relative performance.

   The positive impact of holdings in these consumer-related sectors, however, was offset by weaker relative returns in the financials, healthcare and information technology sectors of the Fund. Among the financial holdings, AmeriCredit (operates in the automobile finance business), Financial Federal (finances industrial, commercial and professional equipment through installment sales and leasing programs) and Greater Bay Bancorp (a registered bank holding company operating in the San Francisco Bay area) were the primary detractors from the Fund's relative performance. All three companies have been eliminated from the Fund.

   In the healthcare sector, strong positive contributions to the Fund's relative return came from American Pharmaceutical Partners (a provider of injectable pharmaceutical products) and Mid Atlantic Medical Services, Inc. (focused on managed healthcare and activities related to health insurance). American Pharmaceutical Partners was eliminated from the Fund during the first quarter of 2003. In our view, the stock's valuation had become too high relative to expectations of future earnings growth. The

--------------------------------------------------------------------------------

positive impact from holdings of American Pharmaceutical Partners and Mid Atlantic Medical Services, Inc. was offset by weakness in Province Healthcare (an owner and operator of acute-care hospitals), First Horizon Pharmaceutical (a company that markets and sells brand name prescription drugs) and MIM Corporation (a provider of pharmacy-related healthcare solutions to managed care organizations and third-party administrators). The positions in Province Healthcare and First Horizon Pharmaceutical were sold during the year.

   Among the information technology holdings, Fair Isaac Corporation (a provider of analytic software and data management solutions), Alvarion, Ltd. (a supplier of wireless broadband and wideband connectivity infrastructure) and FactSet Research Systems, Inc. (a provider of global financial and economic information) had the greatest positive impact on relative returns. Their positive contribution to relative performance, however, was offset by the weak performance of other holdings, including ESS Technology (a company that designs, develops and markets highly integrated digital processor chips) and Entegris (a provider of materials integrity management solutions). Both companies were eliminated from the Fund prior to June 30.

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares of the Munder Small Company Growth Fund (the "Fund"), Class Y shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER SMALL COMPANY GROWTH FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                       LIPPER SMALL CAP
                                                              RUSSELL 2000 GROWTH        GROWTH FUNDS       LIPPER SMALL CAP CORE
                                             CLASS Y                 INDEX#               AVERAGE**            FUNDS AVERAGE**
                                             -------          -------------------      ----------------     ---------------------
6/30/93                                       10000                  10000                  10000                   10000
                                               9985                  10100                  10061                   10080
                                              10399                  10584                  10609                   10497
                                              10799                  10933                  11051                   10731
                                              10891                  11249                  11216                   10888
                                              10484                  10795                  10795                   10652
                                              11175                  11221                  11331                   11086
                                              11144                  11519                  11670                   11368
                                              11254                  11469                  11656                   11355
                                              10565                  10765                  10964                   10806
                                              10683                  10781                  10956                   10807
                                              10401                  10539                  10702                   10724
6/30/94                                        9806                  10089                  10178                   10403
                                               9978                  10232                  10381                   10580
                                              10768                  10984                  11110                   11113
                                              10862                  11030                  11239                   11104
                                              11058                  11147                  11491                   11133
                                              10479                  10695                  11115                   10718
                                              10893                  10948                  11374                   10914
                                              10532                  10724                  11227                   10845
                                              10916                  11220                  11721                   11237
                                              11316                  11547                  12124                   11474
                                              11136                  11720                  12254                   11677
                                              11300                  11874                  12446                   11907
6/30/95                                       12013                  12692                  13396                   12407
                                              13102                  13681                  14556                   13116
                                              13126                  13849                  14773                   13375
                                              13589                  14134                  15245                   13616
                                              13479                  13439                  14816                   13093
                                              13886                  14032                  15396                   13568
                                              14162                  14343                  15658                   13860
                                              14271                  14224                  15561                   13864
                                              14827                  14873                  16372                   14373
                                              15762                  15167                  16902                   14783
                                              17227                  16332                  18538                   15676
                                              18170                  17170                  19469                   16290
6/30/96                                       17858                  16054                  18525                   15827
                                              16057                  14094                  16631                   14737
                                              17059                  15137                  17747                   15527
                                              18380                  15916                  18894                   16170
                                              18043                  15230                  18216                   16116
                                              18877                  15654                  18553                   16735
                                              19426                  15959                  18716                   17078
                                              19621                  16358                  19187                   17570
                                              18548                  15370                  17971                   17264
                                              17163                  14285                  16776                   16581
                                              17163                  14119                  16539                   16519
                                              19650                  16241                  18818                   18251
6/30/97                                       21298                  16792                  19885                   19265
                                              22614                  17651                  21252                   20425
                                              23091                  18181                  21613                   20938
                                              25812                  19632                  23340                   22483
                                              24467                  18452                  22177                   21721
                                              23745                  18013                  21749                   21519
                                              24389                  18024                  21858                   21745
                                              23572                  17784                  21578                   21366
                                              24981                  19354                  23380                   22866
                                              26058                  20167                  24580                   23943
                                              26152                  20290                  24828                   24130
                                              24044                  18817                  23209                   22960
6/30/98                                       23972                  19009                  23812                   22728
                                              22520                  17422                  22169                   21098
                                              17334                  13401                  17474                   17058
                                              18935                  14760                  18770                   17839
                                              20015                  15530                  19546                   18606
                                              21354                  16735                  21209                   19611
                                              22626                  18250                  23508                   20645
                                              22538                  19071                  24209                   20420
                                              19800                  17326                  22061                   18874
                                              18832                  17943                  23138                   18815
                                              19532                  19527                  24237                   20337
                                              20016                  19558                  24445                   20923
6/30/99                                       21432                  20589                  26624                   22047
                                              20934                  19953                  26602                   21857
                                              19304                  19207                  26320                   21088
                                              18972                  19577                  27020                   20919
                                              18577                  20078                  28561                   20794
                                              19851                  22201                  32173                   21962
                                              23151                  26113                  38003                   23796
                                              22565                  25870                  37654                   23170
                                              27380                  31890                  46901                   25591
                                              25839                  28538                  44458                   25886
                                              23317                  25656                  39590                   25029
                                              21239                  23408                  36339                   24190
6/30/00                                       25849                  26433                  42332                   25898
                                              24550                  24167                  39648                   25430
                                              27761                  26710                  44251                   27548
                                              26058                  25382                  42600                   26969
                                              23338                  23321                  39793                   26276
                                              19029                  19086                  32869                   24074
                                              20964                  20254                  35617                   26421
                                              22972                  21893                  36628                   27716
                                              19049                  18891                  31673                   26233
                                              16798                  17174                  28607                   24987
                                              19238                  19276                  32128                   27036
                                              19386                  19723                  32841                   27964
6/30/01                                       20370                  20262                  33781                   28702
                                              18376                  18533                  31791                   27984
                                              17176                  17377                  29884                   27212
                                              14507                  14574                  25296                   23851
                                              15788                  15976                  27383                   25111
                                              17190                  17310                  29530                   26823
                                              18323                  18388                  31346                   28513
                                              17178                  17734                  30393                   28328
                                              16046                  16586                  28400                   27821
                                              17408                  18028                  30581                   29932
                                              17368                  17638                  29709                   30216
                                              16397                  16607                  28242                   29153
6/30/02                                       15490                  15198                  26194                   27643
                                              13185                  12862                  22511                   23900
                                              13414                  12856                  22495                   23986
                                              12403                  11928                  21015                   22309
                                              12349                  12531                  21913                   22903
                                              12929                  13773                  23611                   24444
                                              12228                  12823                  22067                   23408
                                              11864                  12474                  21495                   22762
                                              11446                  12141                  20857                   22074
                                              11607                  12324                  21192                   22302
                                              12565                  13490                  22954                   24175
                                              13697                  15010                  25166                   26423
6/30/03                                       14129                  15300                  25891                   27068

--------------------------------------------------------------------------------

                                          GROWTH OF A $10,000 INVESTMENT(1)
                         -------------------------------------------------------------------
                                                   RUSSELL            LIPPER          LIPPER
                                                      2000         SMALL CAP       SMALL CAP
CLASS AND                   WITH      WITHOUT       GROWTH      GROWTH FUNDS      CORE FUNDS
INCEPTION DATE              LOAD         LOAD       INDEX#         AVERAGE**       AVERAGE**
--------------------------------------------------------------------------------------------
CLASS A
  (11/23/92)             $13,235*     $14,008      $15,300        $25,891          $27,068
CLASS B
  (4/28/94)                  N/A      $12,289      $14,192        $23,632          $25,047
CLASS C
  (9/26/95)                  N/A      $ 9,751      $10,825        $16,983          $19,879
CLASS K
  (11/23/92)                 N/A      $13,791      $15,300        $25,891          $27,068
CLASS Y
  (12/1/91)                  N/A      $14,129      $15,300        $25,891          $27,068

                                            AVERAGE ANNUAL TOTAL RETURNS
                -------------------------------------------------------------------------------------
                                ONE                   FIVE               TEN                    SINCE
                     ONE       YEAR       FIVE       YEARS      TEN    YEARS       SINCE    INCEPTION
CLASS AND           YEAR      W/OUT      YEARS       W/OUT    YEARS    W/OUT   INCEPTION        W/OUT
INCEPTION DATE    W/LOAD       LOAD     W/LOAD        LOAD   W/LOAD     LOAD      W/LOAD         LOAD
-----------------------------------------------------------------------------------------------------
CLASS A
  (11/23/92)    (14.04)%*   (9.05)%   (11.01)%*   (10.00)%   2.84%*    3.43%       3.21%*      3.77%
CLASS B
  (4/28/94)     (14.34)%+   (9.83)%   (11.24)%+   (10.92)%     N/A       N/A         N/A       2.27%
CLASS C
  (9/26/95)     (10.67)%+   (9.76)%        N/A    (10.94)%     N/A       N/A         N/A     (0.32)%
CLASS K
  (11/23/92)         N/A    (9.11)%        N/A    (10.28)%     N/A     3.27%         N/A       3.62%
CLASS Y
  (12/1/91)          N/A    (8.79)%        N/A    (10.04)%     N/A     3.52%         N/A       5.45%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on capitalization of the 3,000 largest U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 5/1/94, 10/1/95, 7/1/93, and 7/1/93, respectively.

** The Lipper Small Cap Core Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception date and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Small Cap Growth Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and that have an investment objective that is similar to that of the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 5/1/94, 10/1/95, 7/1/93, and 7/1/93,
   respectively.

 1 Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER SMALL COMPANY GROWTH FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS -- 96.3%
   AEROSPACE & DEFENSE -- 1.2%
    20,300      DRS Technologies, Inc.                                 $    566,776
                                                                       ------------
   BIOTECHNOLOGY -- 2.0%
    66,800      Serologicals Corporation+                                   910,484
                                                                       ------------
   BUILDING PRODUCTS -- 1.0%
    12,150      Trex Company, Inc.+                                         476,888
                                                                       ------------
   COMMERCIAL BANKS -- 5.4%
    15,900      Commerce Bancorp, Inc.                                      589,890
    32,700      Prosperity Bancshares, Inc.                                 629,475
    25,250      Southwest Bancorporation of Texas, Inc.+                    820,877
    15,300      Wintrust Financial Corporation                              452,880
                                                                       ------------
                                                                          2,493,122
                                                                       ------------
   COMMERCIAL SERVICES & SUPPLIES -- 10.5%
    24,900      Bright Horizons Family Solutions, Inc.+                     835,644
    15,100      Corinthian Colleges, Inc.+                                  733,407
    18,575      Education Management Corporation+                           987,818
    19,600      Headwaters, Inc.+                                           287,924
    18,100      Mobile Mini, Inc.+                                          295,573
    36,050      Right Management Consultants, Inc.+                         456,033
    20,300      Tetra Tech, Inc.+                                           347,739
    22,300      The Corporate Executive Board Company+                      903,819
                                                                       ------------
                                                                          4,847,957
                                                                       ------------
   COMMUNICATIONS EQUIPMENT -- 1.4%
   156,500      Alvarion, Ltd.+                                             632,260
                                                                       ------------
   COMPUTERS & PERIPHERALS -- 2.1%
    51,700      Dot Hill Systems Corporation+                               677,270
     7,900      Logitech International S.A., ADR+                           297,514
                                                                       ------------
                                                                            974,784
                                                                       ------------
   CONSUMER FINANCE -- 1.0%
    36,500      Cash America International, Inc.                            482,530
                                                                       ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
    27,000      Talk America Holdings, Inc.+                                294,570
                                                                       ------------

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.6%
    28,900      Daktronics, Inc.+                                      $    472,515
     8,646      ScanSource, Inc.+                                           231,280
    27,125      Varian, Inc.+                                               940,424
                                                                       ------------
                                                                          1,644,219
                                                                       ------------
   ENERGY EQUIPMENT & SERVICES -- 4.2%
    33,700      FMC Technologies, Inc.+                                     709,385
    75,225      Key Energy Services, Inc.+                                  806,412
    41,300      Willbros Group, Inc.+                                       429,107
                                                                       ------------
                                                                          1,944,904
                                                                       ------------
   FOOD & STAPLES RETAILING -- 3.3%
    16,250      Performance Food Group Company+                             601,250
    32,400      United Natural Foods, Inc.+                                 911,736
                                                                       ------------
                                                                          1,512,986
                                                                       ------------
   FOOD PRODUCTS -- 1.8%
    19,900      American Italian Pasta Company+                             828,835
                                                                       ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
    11,300      ALARIS Medical Systems, Inc.+                               146,335
    25,575      Orthofix International N.V.+                                837,325
                                                                       ------------
                                                                            983,660
                                                                       ------------
   HEALTH CARE PROVIDERS & SERVICES -- 14.5%
    10,100      AMERIGROUP Corporation+                                     375,720
    24,400      Computer Programs and Systems, Inc.                         488,244
    16,800      Coventry Health Care, Inc.+                                 775,488
    18,800      eResearch Technology, Inc.+                                 416,608
    18,750      Mid Atlantic Medical Services, Inc.+                        980,625
   108,900      MIM Corporation+                                            711,117
    13,825      Odyssey Healthcare, Inc.+                                   511,525
    83,825      Option Care, Inc.+                                          966,502
    41,100      Select Medical Corporation+                               1,020,513
    23,600      VCA Antech, Inc.                                            461,852
                                                                       ------------
                                                                          6,708,194
                                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE -- 2.2%
     7,700      Panera Bread Company+                                  $    308,000
    28,700      Ruby Tuesday, Inc.                                          709,751
                                                                       ------------
                                                                          1,017,751
                                                                       ------------
   HOUSEHOLD DURABLES -- 1.9%
     7,000      The Ryland Group, Inc.                                      485,800
    10,500      Toro Company                                                417,375
                                                                       ------------
                                                                            903,175
                                                                       ------------
   INSURANCE -- 3.5%
    31,600      FPIC Insurance Group, Inc.+                                 438,292
    27,400      Scottish Annuity & Life Holdings, Ltd.                      553,754
    16,400      Triad Guaranty, Inc.+                                       622,380
                                                                       ------------
                                                                          1,614,426
                                                                       ------------
   INTERNET & CATALOG RETAIL -- 2.0%
    32,150      School Specialty, Inc.+                                     914,989
                                                                       ------------
   INTERNET SOFTWARE & SERVICES -- 2.2%
    16,000      Ask Jeeves, Inc.+                                           220,000
     4,800      J2 Global Communications, Inc.+                             220,704
     7,400      Sohu.com, Inc.+                                             252,784
    24,200      TriZetto Group, Inc.+                                       146,357
     6,500      United Online, Inc.+                                        164,710
                                                                       ------------
                                                                          1,004,555
                                                                       ------------
   INFORMATION TECHNOLOGY SERVICES -- 2.5%
    21,500      CACI International, Inc.                                    737,450
    21,900      ManTech International Corporation, Class A+                 420,042
                                                                       ------------
                                                                          1,157,492
                                                                       ------------
   MACHINERY -- 2.2%
    21,200      Actuant Corporation, Class A+                             1,003,184
                                                                       ------------
   MEDIA -- 1.8%
    18,800      ADVO, Inc.+                                                 834,720
                                                                       ------------
   METALS & MINING -- 1.1%
    40,700      NN, Inc.                                                    515,262
                                                                       ------------
   PHARMACEUTICALS -- 1.8%
    40,799      SICOR, Inc.+                                                829,852
                                                                       ------------

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   REAL ESTATE -- 1.6%
    26,550      Cousins Properties, Inc.                               $    740,745
                                                                       ------------
   ROAD & RAIL -- 1.1%
    25,000      Genesee & Wyoming, Inc., Class A+                           514,250
                                                                       ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
     6,700      Cabot Microelectronics Corporation+                         338,149
    36,700      DSP Group, Inc.+                                            790,151
    38,425      White Electronic Designs Corporation+                       406,921
                                                                       ------------
                                                                          1,535,221
                                                                       ------------
   SOFTWARE -- 6.7%
    27,600      EPIQ Systems, Inc.+                                         473,892
    14,975      FactSet Research Systems, Inc.                              659,649
    12,962      Fair Issac Corporation                                      666,895
    44,875      FileNet Corporation+                                        809,545
    15,100      MICROS Systems, Inc.+                                       497,998
                                                                       ------------
                                                                          3,107,979
                                                                       ------------
   SPECIALTY RETAIL -- 6.9%
    23,650      Cost Plus, Inc.+                                            843,359
    16,300      Hot Topic, Inc.+                                            438,633
    24,200      O'Reilly Automotive, Inc.+                                  808,038
     9,000      Rent-A-Center, Inc.+                                        682,290
    11,500      Urban Outfitters, Inc.+                                     412,850
                                                                       ------------
                                                                          3,185,170
                                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                        VALUE
-----------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE -- 0.8%
    17,300      Federal Agricultural Mortgage Corporation, Class C+    $    386,655
                                                                       ------------
TOTAL COMMON STOCKS
   (Cost $36,493,846)                                                    44,567,595
                                                                       ------------
WARRANTS -- 0.0%
   COMMERCIAL SERVICES & SUPPLIES -- 0.0%
     4,105      American Banknote Corporation, Series 1, expires
                  10/01/07, (exercise price: $10.00)+                             0
     4,105      American Banknote Corporation, Series 2, expires
                  10/01/07, (exercise price: $12.50)+                             0
                                                                       ------------
                                                                                  0
                                                                       ------------
TOTAL WARRANTS
   (Cost $0)                                                                      0
                                                                       ------------
PRINCIPAL
AMOUNT
---------
REPURCHASE AGREEMENT -- 4.1%
   (Cost $1,914,000)
$1,914,000      Agreement with State Street Bank and Trust Company,
                  0.980% dated 06/30/2003, to be repurchased at
                  $1,914,052 on 07/01/2003, collateralized by
                  $1,605,000 FHLMC,
                  5.750% maturing 01/05/2012
                  (value $1,955,258)                                      1,914,000
                                                                       ------------

OTHER INVESTMENTS*
   (Cost $13,079,182)                                     28.3%          13,079,182
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $51,487,028)                                    128.7%          59,560,777
OTHER ASSETS AND LIABILITIES (NET)                       (28.7)         (13,297,663)
                                                         -----         ------------
NET ASSETS                                               100.0%        $ 46,263,114
                                                         =====         ============

------------

* As of June 30, 2003, the market value of the securities on loan is $12,826,901. Cash collateral received for securities loaned of $13,079,182 is invested in 13,079,182 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

+ Non-income producing security.

ABBREVIATION:
FHLMC -- Federal Home Loan Mortgage Corporation
ADR   -- American Depositary Receipt

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $12,826,901 of securities
      loaned)...............................................  $57,646,777
    Repurchase agreement....................................    1,914,000
                                                              -----------
Total Investments...........................................   59,560,777
Cash........................................................          855
Interest receivable.........................................           52
Dividends receivable........................................        2,674
Receivable for investment securities sold...................    1,125,530
Receivable for Fund shares sold.............................        5,269
Prepaid expenses and other assets...........................       31,822
                                                              -----------
      Total Assets..........................................   60,726,979
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       32,235
Payable for securities purchased............................    1,240,257
Payable upon return of securities loaned....................   13,079,182
Investment advisory fees payable............................       28,422
Trustees' fees and expenses payable.........................       13,849
Transfer agency/record keeping fees payable.................       12,693
Administration fees payable.................................        4,954
Distribution fees payable...................................        4,062
Custody fees payable........................................        2,053
Shareholder servicing fees payable..........................        1,558
Accrued expenses and other payables.........................       44,600
                                                              -----------
      Total Liabilities.....................................   14,463,865
                                                              -----------
NET ASSETS..................................................  $46,263,114
                                                              ===========
Investments, at cost........................................  $51,487,028
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net investment loss.............................  $     (8,605)
Accumulated net realized loss on investments sold...........   (68,642,666)
Net unrealized appreciation of investments..................     8,073,749
Paid-in capital.............................................   106,840,636
                                                              ------------
                                                              $ 46,263,114
                                                              ============
NET ASSETS:
Class A Shares..............................................  $  5,051,501
                                                              ============
Class B Shares..............................................  $  2,820,640
                                                              ============
Class C Shares..............................................  $  1,293,412
                                                              ============
Class K Shares..............................................  $  6,183,928
                                                              ============
Class Y Shares..............................................  $ 30,913,633
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................       488,203
                                                              ============
Class B Shares..............................................       301,192
                                                              ============
Class C Shares..............................................       135,838
                                                              ============
Class K Shares..............................................       607,351
                                                              ============
Class Y Shares..............................................     2,950,305
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $10.35
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $10.95
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............         $9.36
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............         $9.52
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.18
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.48
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $     10,762
Dividends(a)................................................          94,000
Securities lending..........................................          47,249
                                                                ------------
      Total Investment Income...............................         152,011
                                                                ------------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................          11,639
  Class B Shares............................................          29,622
  Class C Shares............................................          12,223
Shareholder servicing fees:
  Class K Shares............................................          16,681
Investment advisory fees....................................         338,054
Transfer agency/record keeping fees.........................          71,297
Administration fees.........................................          61,188
Legal and audit fees........................................          48,743
Registration and filing fees................................          35,690
Custody fees................................................          22,500
Trustees' fees and expenses.................................          20,281
Other.......................................................          29,893
                                                                ------------
      Total Expenses........................................         697,811
Fees waived by transfer agent...............................          (2,629)
                                                                ------------
Net Expenses................................................         695,182
                                                                ------------
NET INVESTMENT LOSS.........................................        (543,171)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions................     (13,797,093)
Net change in unrealized appreciation/(depreciation) of
  securities................................................       7,677,198
                                                                ------------
Net realized and unrealized loss on investments.............      (6,119,895)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ (6,663,066)
                                                                ============

------------

(a) Net of dividend withholding taxes of $206.

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment loss.................................  $   (543,171)    $   (661,965)
Net realized loss on investments sold...............   (13,797,093)     (21,306,793)
Net change in unrealized appreciation/(depreciation)
  of investments....................................     7,677,198       (2,132,652)
                                                      ------------     ------------
Net decrease in net assets resulting from
  operations........................................    (6,663,066)     (24,101,410)
Net decrease in net assets from Fund share
  transactions:
  Class A Shares....................................      (620,320)      (2,193,776)
  Class B Shares....................................    (1,026,084)        (667,423)
  Class C Shares....................................      (227,959)        (225,127)
  Class K Shares....................................    (3,026,121)      (9,932,939)
  Class Y Shares....................................    (3,563,025)      (9,641,575)
                                                      ------------     ------------
  Net decrease in net assets........................   (15,126,575)     (46,762,250)
NET ASSETS:
Beginning of year...................................    61,389,689      108,151,939
                                                      ------------     ------------
End of year.........................................  $ 46,263,114     $ 61,389,689
                                                      ============     ============
Accumulated net investment loss.....................  $     (8,605)    $     (1,327)
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................   $ 2,224,140     $ 11,378,064
Redeemed.............................................    (2,844,460)     (13,571,840)
                                                        -----------     ------------
Net decrease.........................................   $  (620,320)    $ (2,193,776)
                                                        ===========     ============
CLASS B SHARES:
Sold.................................................   $   375,618     $  1,142,985
Redeemed.............................................    (1,401,702)      (1,810,408)
                                                        -----------     ------------
Net decrease.........................................   $(1,026,084)    $   (667,423)
                                                        ===========     ============
CLASS C SHARES:
Sold.................................................   $   154,250     $  1,074,677
Redeemed.............................................      (382,209)      (1,299,804)
                                                        -----------     ------------
Net decrease.........................................   $  (227,959)    $   (225,127)
                                                        ===========     ============
CLASS K SHARES:
Sold.................................................   $   491,033     $  1,262,225
Redeemed.............................................    (3,517,154)     (11,195,164)
                                                        -----------     ------------
Net decrease.........................................   $(3,026,121)    $ (9,932,939)
                                                        ===========     ============
CLASS Y SHARES:
Sold.................................................   $ 1,664,027     $  3,070,660
Redeemed.............................................    (5,227,052)     (12,712,235)
                                                        -----------     ------------
Net decrease.........................................   $(3,563,025)    $ (9,641,575)
                                                        ===========     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................        247,521          890,802
Redeemed.............................................       (312,115)      (1,080,885)
                                                         -----------      -----------
Net decrease.........................................        (64,594)        (190,083)
                                                         ===========      ===========
CLASS B SHARES:
Sold.................................................         44,614           97,950
Redeemed.............................................       (167,381)        (159,689)
                                                         -----------      -----------
Net decrease.........................................       (122,767)         (61,739)
                                                         ===========      ===========
CLASS C SHARES:
Sold.................................................         17,415           94,381
Redeemed.............................................        (45,496)        (114,938)
                                                         -----------      -----------
Net decrease.........................................        (28,081)         (20,557)
                                                         ===========      ===========
CLASS K SHARES:
Sold.................................................         54,067          100,262
Redeemed.............................................       (385,296)        (881,622)
                                                         -----------      -----------
Net decrease.........................................       (331,229)        (781,360)
                                                         ===========      ===========
CLASS Y SHARES:
Sold.................................................        177,276          253,742
Redeemed.............................................       (575,024)      (1,031,970)
                                                         -----------      -----------
Net decrease.........................................       (397,748)        (778,228)
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                        A SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period.....  $    11.37      $15.01       $ 20.18       $ 16.53       $ 19.96
                                           ----------      ------       -------       -------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss......................       (0.12)      (0.11)        (0.11)        (0.15)        (0.07)
Net realized and unrealized gain/(loss)
 on investments..........................       (0.90)      (3.53)        (4.09)         3.80         (2.15)
                                           ----------      ------       -------       -------       -------
Total from investment operations.........       (1.02)      (3.64)        (4.20)         3.65         (2.22)
                                           ----------      ------       -------       -------       -------
LESS DISTRIBUTIONS:
Distributions from net realized capital
 gains...................................          --          --         (0.44)           --         (1.21)
Distributions in excess of net realized
 gains...................................          --          --         (0.42)           --            --
Distributions from capital...............          --          --         (0.11)           --            --
                                           ----------      ------       -------       -------       -------
Total distributions......................          --          --         (0.97)           --         (1.21)
                                           ----------      ------       -------       -------       -------
Net asset value, end of period...........  $    10.35      $11.37       $ 15.01       $ 20.18       $ 16.53
                                           ==========      ======       =======       =======       =======
TOTAL RETURN(B)..........................       (9.05)%    (24.18)%      (21.39)%       22.26%       (10.92)%
                                           ==========      ======       =======       =======       =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....  $    5,052      $6,288       $11,151       $16,611       $25,729
Ratio of operating expenses to average
 net assets..............................        1.64%       1.33%         1.28%         1.26%         1.22%
Ratio of net investment loss to average
 net assets..............................       (1.30)%     (0.91)%       (0.69)%       (0.89)%       (0.44)%
Portfolio turnover rate..................          65%         61%          162%          158%          108%
Ratio of operating expenses to average
 net assets without expense waivers......        1.64%       1.33%         1.28%         1.26%         1.22%

------------

(a) The Munder Small Company Growth Fund Class A Shares and Class B Shares commenced operations on November 23, 1992 and April 28, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
      $10.37       $ 13.78       $ 18.75        $15.71       $ 19.16
      ------       -------       -------        ------       -------
       (0.17)        (0.19)        (0.22)        (0.26)        (0.19)
       (0.84)        (3.22)        (3.78)         3.30         (2.05)
      ------       -------       -------        ------       -------
       (1.01)        (3.41)        (4.00)         3.04         (2.24)
      ------       -------       -------        ------       -------
          --            --         (0.44)           --         (1.21)
          --            --         (0.42)           --            --
          --            --         (0.11)           --            --
      ------       -------       -------        ------       -------
          --            --         (0.97)           --         (1.21)
      ------       -------       -------        ------       -------
      $ 9.36       $ 10.37       $ 13.78        $18.75       $ 15.71
      ======       =======       =======        ======       =======
       (9.83)%      (24.67)%      (21.88)%       19.49%       (11.55)%
      ======       =======       =======        ======       =======
      $2,821       $ 4,397       $ 6,691        $8,562       $ 8,745
        2.39%         2.08%         2.03%         2.01%         1.97%
       (2.05)%       (1.66)%       (1.44)%       (1.64)%       (1.19)%
          65%           61%          162%          158%          108%
        2.39%         2.08%         2.03%         2.01%         1.97%

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        C SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period.....    $10.55       $ 14.01       $ 19.07        $15.97       $ 19.46
                                             ------       -------       -------        ------       -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss......................     (0.17)        (0.19)        (0.22)        (0.26)        (0.19)
Net realized and unrealized gain/(loss)
 on investments..........................     (0.86)        (3.27)        (3.87)         3.36         (2.09)
                                             ------       -------       -------        ------       -------
Total from investment operations.........     (1.03)        (3.46)        (4.09)         3.10         (2.28)
                                             ------       -------       -------        ------       -------
LESS DISTRIBUTIONS:
Distributions from net realized capital
 gains...................................        --            --         (0.44)           --         (1.21)
Distributions in excess of net realized
 gains...................................        --            --         (0.42)           --            --
Distributions from capital...............        --            --         (0.11)           --            --
                                             ------       -------       -------        ------       -------
Total distributions......................        --            --         (0.97)           --         (1.21)
                                             ------       -------       -------        ------       -------
Net asset value, end of period...........    $ 9.52       $ 10.55       $ 14.01        $19.07       $ 15.97
                                             ======       =======       =======        ======       =======
TOTAL RETURN (B).........................     (9.76)%      (24.70)%      (21.95)%       19.49%       (11.58)%
                                             ======       =======       =======        ======       =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $1,293       $ 1,729       $ 2,584        $3,352       $ 3,839
Ratio of operating expenses to average
 net assets..............................      2.39%         2.08%         2.03%         2.01%         1.97%
Ratio of net investment loss to average
 net assets..............................     (2.05)%       (1.66)%       (1.44)%       (1.64)%       (1.19)%
Portfolio turnover rate..................        65%           61%          162%          158%          108%
Ratio of operating expenses to average
 net assets without expense waivers......      2.39%         2.08%         2.03%         2.01%         1.97%

------------

(a) The Munder Small Company Growth Fund Class C Shares and Class K Shares commenced operations on September 26, 1995 and November 23, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
      $11.19       $ 14.75       $ 19.88       $ 16.54       $  19.96
      ------       -------       -------       -------       --------
       (0.12)        (0.11)        (0.11)        (0.15)         (0.07)
       (0.89)        (3.45)        (4.05)         3.49          (2.14)
      ------       -------       -------       -------       --------
       (1.01)        (3.56)        (4.16)         3.34          (2.21)
      ------       -------       -------       -------       --------
          --            --         (0.44)           --          (1.21)
          --            --         (0.42)           --             --
          --            --         (0.11)           --             --
      ------       -------       -------       -------       --------
          --            --         (0.97)           --          (1.21)
      ------       -------       -------       -------       --------
      $10.18       $ 11.19       $ 14.75       $ 19.88       $  16.54
      ======       =======       =======       =======       ========
       (9.11)%      (24.07)%      (21.43)%       20.33%        (10.92)%
      ======       =======       =======       =======       ========
      $6,184       $10,506       $25,378       $55,092       $123,341
        1.64%         1.33%         1.28%         1.26%          1.22%
       (1.30)%       (0.91)%       (0.69)%       (0.89)%        (0.44)%
          65%           61%          162%          158%           108%
        1.64%         1.33%         1.28%         1.26%          1.22%

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                       Y SHARES
                                          ------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                          6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                          ------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.49       $ 15.11       $ 20.29       $  16.83      $  20.26
                                           -------       -------       -------       --------      --------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment loss.....................     (0.10)        (0.08)        (0.07)         (0.11)        (0.03)
Net realized and unrealized gain/(loss)
 on investments.........................     (0.91)        (3.54)        (4.14)          3.57         (2.17)
                                           -------       -------       -------       --------      --------
Total from investment operations........     (1.01)        (3.62)        (4.21)          3.46         (2.20)
                                           -------       -------       -------       --------      --------
LESS DISTRIBUTIONS:
Dividends in excess of net investment
 income.................................        --            --            --             --         (0.02)
Distributions from net realized capital
 gains..................................        --            --         (0.44)            --         (1.21)
Distributions in excess of net realized
 gains..................................        --            --         (0.42)            --            --
Distributions from capital..............        --            --         (0.11)            --            --
                                           -------       -------       -------       --------      --------
Total distributions.....................        --            --         (0.97)            --         (1.23)
                                           -------       -------       -------       --------      --------
Net asset value, end of period..........   $ 10.48       $ 11.49       $ 15.11       $  20.29      $  16.83
                                           =======       =======       =======       ========      ========
TOTAL RETURN(B).........................     (8.79)%      (23.96)%      (21.20)%        20.63%       (10.62)%
                                           =======       =======       =======       ========      ========
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $30,914       $38,470       $62,348       $122,547      $163,827
Ratio of operating expenses to average
 net assets.............................      1.39%         1.08%         1.03%          1.01%         0.97%
Ratio of net investment loss to average
 net assets.............................     (1.05)%       (0.66)%       (0.44)%        (0.64)%       (0.19)%
Portfolio turnover rate.................        65%           61%          162%           158%          108%
Ratio of operating expenses to average
 net assets without expense waivers.....      1.39%         1.08%         1.03%          1.01%         0.97%

------------

(a) The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Small Company Growth Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Small Company Growth Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $2,629 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for net operating losses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $61,188 before payment of sub-administration fees and $15,578 after payment of sub-administration fees for its administrative

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,215 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $92 from commissions on sales of Class A Shares for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $570 to Comerica Securities and $16,744 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $29,638,020 and $40,165,364 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $8,903,209 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,322,320 and net appreciation for Federal income tax purposes was $7,580,889. At June 30, 2003, aggregate cost for Federal income tax purposes was $51,979,888.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30,

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $1,080.

7. DISTRIBUTIONS TO SHAREHOLDERS

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

     POST
   OCTOBER
 LOSS/CAPITAL     UNREALIZED
LOSS CARRYOVER   APPRECIATION      TOTAL
--------------------------------------------
 $(68,149,806)    $7,580,889    $(60,568,917)

   The differences between book and tax distributable earnings are primarily due to wash sales.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $64,004,847 of unused capital losses of which $38,865,870 and $25,138,977 expire in 2010 and 2011, respectively.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $4,144,959.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr..............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,702,875.824
Against...................................................        5,326.747
Abstain...................................................       17,639.812
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,187.329
Against...................................................        5,969.120
Abstain...................................................       19,685.934
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,520.981
Against...................................................        7,327.355
Abstain...................................................       17,994.047
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,866.321
Against...................................................        6,191.582
Abstain...................................................       19,784.480
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,994.662
Against...................................................        5,914.038
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,217.439
Against...................................................        5,691.261
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,698,830.230
Against...................................................        7,078.470
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,163.773
Against...................................................        6,671.354
Abstain...................................................       20,007.256
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,698,273.802
Against...................................................        7,634.898
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,438.233
Against...................................................        6,247.690
Abstain...................................................       20,156.460
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,014.569
Against...................................................        6,894.131
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,699,292.112
Against...................................................        6,616.588
Abstain...................................................       19,933.683
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,725.265
Against...................................................        6,337.702
Abstain...................................................       18,779.416
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,815.278
Against...................................................        6,247.690
Abstain...................................................       18,779.415
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,700,168.837
Against...................................................        6,894.131
Abstain...................................................       18,779.415
Broker Non-votes..........................................      407,725.000
TOTAL.....................................................    4,133,567.383

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
NAME,                       POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                        THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
AND AGE                          FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
NAME,                       POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                        THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
AND AGE                          FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
David J. Brophy             Director/Trustee  Indefinite     Professor of          32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,       32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).
Thomas D. Eckert            Director/Trustee  Indefinite     Director,             32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of          32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                Products, Inc.
480 Pierce Street                                            Government/Vice                (manufacturer and
Suite 300                                                    President of                   distributor of
Birmingham, MI 48009                                         Government                     lumber products)
Age 54                                                       Solutions for                  (since 1/03);
                                                             North America,                 Northwest Airlines
                                                             Electronic Data                (since 4/03).
                                                             Systems Corp.
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                 TERM OF                        IN FUND
                                              OFFICE(1) AND     PRINCIPAL       COMPLEX
NAME,                       POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                        THE MUNDER         TIME         DURING PAST    BY DIRECTOR/        HELD BY
AND AGE                          FUNDS          SERVED(2)        5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and         32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                        Corporation (energy
Suite 102                                                    Enterprises,                   company) (since
Bloomfield Hills, MI 48301                                   LLC (consulting                12/02); Guilford
Age 64                                                       company) (since                Mills, Inc.
                                                             6/99); Chairman                (supplier of
                                                             of Munder                      automotive textile
                                                             Capital                        products) (since
                                                             Management                     10/02).
                                                             (investment
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

------------

(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.

(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.

(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER SMALL COMPANY GROWTH FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
NAME,                       POSITION(S) WITH    LENGTH OF
ADDRESS                        THE MUNDER         TIME
AND AGE                          FUNDS          SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00     Management (investment advisor) (since
Suite 300                                                    7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                         Capital Management, Inc. (investment
Age 45                                                       advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity
Age 37                                                       group) (10/99 to 5/00); Sr. Portfolio
                                                             Manager of Munder Capital Management (1/98
                                                             to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01);
Suite 300                                                    Corporate Accounting Manager,
Birmingham, MI 48009                                         DaimlerChrysler Corporation (automotive
Age 34                                                       manufacturer) (9/99 to 6/01); Manager,
                                                             Audit and Business Advisory Practice,
                                                             Arthur Andersen LLP (5/95 to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Small Company Growth Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small Company Growth Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Small Company Growth Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts

August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNSCGF603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                MUNDER SMALL-CAP
                                                                      VALUE FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  35         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGER: The Munder Small-Cap Value Fund Team

   The Fund earned a return of 0.50% for the year ending June 30, 2003, relative to the -3.80% return for the Russell 2000 Value Index, the -3.34% return for the Lipper universe of small-cap value mutual funds and the -2.54% median return for the Lipper universe of small-cap core mutual funds. Lipper includes the Fund in the small-cap core universe. Compared to its Lipper universe, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending June 30.

   The strength of the Fund, relative to its Russell 2000 Value Index benchmark, was driven largely by favorable stock selection, particularly in the financials, information technology and materials sectors. In the financials sector, Accredited Home Lenders Holding Company, New Century Financial Corporation and American Home Mortgage Holdings, Inc. were the most important contributors to relative strength. In the information technology sector, the major contribution to the Fund's relative strength came from Caminus (a provider of software and consulting services for the wholesale energy markets), webMethods, Inc. (a provider of integration software for enterprise web services) and Precise Software Solutions (helps businesses manage the performance of their information technology infrastructures). (Caminus was acquired by SunGard Data Systems in April 2003 and Precise Software Solutions was acquired by VERITAS Software in June 2003.) In the materials sector of the Fund, relative strength was broad-based, with an overweight in AptarGroup, Inc. having the greatest positive impact on relative return. The company designs, makes and sells product-dispensing systems.

   The positive impact from strong selection in these sectors more than offset relative weakness in the energy sector. Overweighted positions, relative to the Russell 2000 Value Index benchmark, in Stolt Offshore S.A. (an offshore services contractor) and Willbros Group, Inc. (an independent contractor serving the oil, gas and power industries) held back returns in the energy sector of the Fund. Stolt was eliminated from the portfolio in March 2003.

   As of June 30, the Fund had a price-to-earnings (P/E) ratio (based on the last 12 months operating earnings) of 14.94, lower than the 15.46 P/E for the Russell 2000 Value Index. The Fund's growth in operating earnings per share over the last three years was 17.96%, compared to a 0.45% growth rate for the Russell 2000 Value Index.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Small-Cap Value Fund (the "Fund") since the inception of its oldest class of shares, Class Y shares. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER SMALL-CAP VALUE FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                              RUSSELL 2000 VALUE      LIPPER SMALL CAP      LIPPER SMALL CAP CORE
                                            CLASS Y                 INDEX#          VALUE FUNDS AVERAGE**      FUNDS AVERAGE**
                                            -------           ------------------    ---------------------   ---------------------
12/26/96                                     10000                  10000                   10000                   10000
                                             10080                  10000                   10000                   10000
                                             10920                  10154                   10272                   10288
                                             10920                  10250                   10265                   10109
                                             10540                   9976                    9980                    9709
                                             10530                  10122                    9966                    9673
                                             11380                  10928                   10881                   10686
6/30/97                                      12086                  11481                   11454                   11281
                                             12879                  11963                   12087                   11960
                                             13532                  12154                   12374                   12260
                                             14818                  12962                   13182                   13165
                                             14345                  12609                   12807                   12718
                                             14234                  12748                   12743                   12600
                                             14566                  13180                   12830                   12732
                                             14313                  12941                   12651                   12511
                                             15104                  13723                   13480                   13389
                                             15754                  14280                   14042                   14020
                                             15996                  14350                   14185                   14129
                                             15214                  13842                   13614                   13444
6/30/98                                      15088                  13765                   13340                   13308
                                             14252                  12687                   12421                   12354
                                             11551                  10700                   10313                    9988
                                             12082                  11305                   10646                   10446
                                             12009                  11641                   11104                   10895
                                             12667                  11956                   11605                   11483
                                             13625                  12331                   11970                   12088
                                             13211                  12051                   11827                   11956
                                             12481                  11228                   11060                   11051
                                             12165                  11136                   10937                   11017
                                             12895                  12153                   12013                   11908
                                             13287                  12526                   12433                   12251
6/30/99                                      14332                  12980                   13008                   12909
                                             13786                  12672                   12874                   12798
                                             12619                  12208                   12353                   12348
                                             12431                  11964                   12064                   12249
                                             11885                  11725                   11852                   12175
                                             12224                  11786                   12185                   12860
                                             12956                  12147                   12701                   13933
                                             12039                  11829                   12339                   13567
                                             12760                  12552                   12653                   14985
                                             13120                  12611                   13329                   15157
                                             12999                  12685                   13261                   14655
                                             12779                  12491                   13134                   14164
6/30/00                                      13406                  12856                   13427                   15164
                                             13450                  13284                   13574                   14890
                                             14461                  13878                   14425                   16130
                                             14384                  13799                   14300                   15792
                                             14583                  13749                   14177                   15386
                                             13359                  13469                   13732                   14096
                                             15034                  14915                   15036                   15471
                                             15938                  15327                   15791                   16229
                                             15960                  15305                   15606                   15361
                                             15757                  15061                   15236                   14631
                                             17053                  15758                   16154                   15831
                                             17951                  16163                   16830                   16374
6/30/01                                      18247                  16813                   17251                   16806
                                             17891                  16436                   17060                   16386
                                             16981                  16378                   16869                   15934
                                             15992                  14570                   14855                   13966
                                             16512                  14951                   15429                   14703
                                             17585                  16025                   16420                   15706
                                             18688                  17006                   17481                   16695
                                             18699                  17232                   17647                   16587
                                             18914                  17338                   17772                   16290
                                             20308                  18636                   19167                   17526
                                             21393                  19292                   19621                   17693
                                             20785                  18654                   19111                   17070
6/30/02                                      20225                  18241                   18477                   16186
                                             17512                  15531                   16043                   13994
                                             17810                  15462                   16079                   14045
                                             16184                  14358                   14870                   13063
                                             16159                  14574                   15102                   13410
                                             16723                  15737                   16171                   14313
                                             16964                  15065                   15665                   13706
                                             17035                  14640                   15179                   13328
                                             16446                  14148                   14658                   12925
                                             16674                  14299                   14717                   13058
                                             17935                  15658                   16021                   14155
                                             19592                  17256                   17456                   15472
6/30/03                                      20325                  17548                   17872                   15849

--------------------------------------------------------------------------------

                                      GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                                ----------------------------------------------------------
                                                      RUSSELL         LIPPER        LIPPER
                                                         2000      SMALL CAP     SMALL CAP
CLASS AND                          WITH    WITHOUT      VALUE    VALUE FUNDS    CORE FUNDS
INCEPTION DATE                     LOAD       LOAD     INDEX#      AVERAGE**     AVERAGE**
------------------------------------------------------------------------------------------
CLASS A
  (1/10/97)                     $18,520*   $19,590    $17,548      $17,872       $15,849

CLASS B
  (2/11/97)                         N/A    $17,767    $17,282      $17,399       $15,406

CLASS C
  (1/13/97)                         N/A    $18,666    $17,548      $17,872       $15,849

CLASS K
  (12/31/96)                        N/A    $19,854    $17,548      $17,872       $15,849

CLASS Y
  (12/26/96)                        N/A    $20,325    $17,548      $17,872       $15,849

                                               AVERAGE ANNUAL TOTAL RETURNS
                            ------------------------------------------------------------------
                                                                FIVE                     SINCE
                                ONE           ONE      FIVE    YEARS        SINCE    INCEPTION
CLASS AND                      YEAR          YEAR     YEARS    W/OUT    INCEPTION        W/OUT
INCEPTION DATE               W/LOAD    W/OUT LOAD    W/LOAD     LOAD       W/LOAD         LOAD
----------------------------------------------------------------------------------------------
CLASS A
  (1/10/97)                 (5.33)%*      0.20%      4.72%*    5.91%       9.99%*     10.95%

CLASS B
  (2/11/97)                 (5.45)%+    (0.52)%      4.79%+    5.12%         N/A       9.42%

CLASS C
  (1/13/97)                 (1.51)%+    (0.52)%        N/A     5.07%         N/A      10.14%

CLASS K
  (12/31/96)                    N/A       0.32%        N/A     5.87%         N/A      11.13%

CLASS Y
  (12/26/96)                    N/A       0.50%        N/A     6.14%         N/A      11.51%

------------

 * Reflects the deduction of the maximum sales charge of 5.50% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, and 1/1/97, respectively.

** The Lipper Small Cap Core Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper Small Cap Value Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and that have an investment objective that is similar to that of the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 1/1/97, 2/1/97, 1/1/97, 1/1/97, and 1/1/97,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER SMALL-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS -- 83.2%
   AEROSPACE & DEFENSE -- 2.1%
     50,200      Alliant Techsystems, Inc.+                           $  2,605,882
     32,800      Triumph Group, Inc.+                                      923,976
                                                                      ------------
                                                                         3,529,858
                                                                      ------------
   AIRLINES -- 0.9%
    101,300      ExpressJet Holdings, Inc.+                              1,529,630
                                                                      ------------
   AUTOMOBILES -- 0.9%
     50,600      Monaco Coach Corporation+                                 775,698
     18,200      Thor Industries, Inc.                                     742,924
                                                                      ------------
                                                                         1,518,622
                                                                      ------------
   AUTO COMPONENTS -- 5.0%
    141,600      Aftermarket Technology Corporation+                     1,488,216
    113,900      American Axle & Manufacturing Holdings, Inc.+           2,722,210
     27,500      BorgWarner, Inc.                                        1,771,000
    159,700      Noble International Ltd.                                1,365,435
    121,300      Spartan Motors, Inc.                                    1,003,151
                                                                      ------------
                                                                         8,350,012
                                                                      ------------
   BEVERAGES -- 1.5%
     79,000      Constellation Brands, Inc., Class A+                    2,480,600
                                                                      ------------
   BIOTECHNOLOGY -- 0.4%
     89,800      Nabi Biopharmaceuticals+                                  616,028
                                                                      ------------
   CAPITAL MARKETS -- 3.4%
     18,700      Affiliated Managers Group, Inc.+                        1,139,765
    205,870      Friedman, Billings, Ramsey Group, Inc.                  2,758,658
    120,100      MCG Capital Corporation                                 1,741,450
                                                                      ------------
                                                                         5,639,873
                                                                      ------------
   CHEMICALS -- 2.7%
     65,000      Cambrex Corporation                                     1,496,300
     40,900      Minerals Technologies, Inc.                             1,990,194
     44,700      Spartech Corporation                                      948,087
                                                                      ------------
                                                                         4,434,581
                                                                      ------------
   COMMERCIAL BANKS -- 1.1%
     56,900      Prosperity Bancshares, Inc.                             1,095,325
     28,000      UCBH Holdings, Inc.                                       803,040
                                                                      ------------
                                                                         1,898,365
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES -- 1.7%
    102,500      Headwaters, Inc.+                                    $  1,505,725
    107,800      Right Management Consultants, Inc.+                     1,363,670
                                                                      ------------
                                                                         2,869,395
                                                                      ------------
   COMMUNICATIONS EQUIPMENT -- 0.7%
    168,500      REMEC, Inc.+                                            1,172,760
                                                                      ------------
   COMPUTERS & PERIPHERALS -- 1.2%
     19,400      Logitech International SA, ADR+                           730,604
    219,950      Qualstar Corporation+                                   1,209,725
                                                                      ------------
                                                                         1,940,329
                                                                      ------------
   CONSTRUCTION & ENGINEERING -- 0.6%
     20,400      EMCOR Group, Inc.+                                      1,006,944
                                                                      ------------
   CONTAINERS & PACKAGING -- 0.8%
     36,900      AptarGroup, Inc.                                        1,328,400
                                                                      ------------
   ELECTRICAL EQUIPMENT -- 0.8%
     23,600      Franklin Electric Co., Inc.                             1,313,340
                                                                      ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
     74,500      Itron, Inc.+                                            1,606,220
    343,800      Manufacturers' Services Ltd.+                           1,667,430
     44,000      OSI Systems, Inc.+                                        706,640
                                                                      ------------
                                                                         3,980,290
                                                                      ------------
   ENERGY EQUIPMENT & SERVICES -- 5.8%
     64,300      FMC Technologies, Inc.+                                 1,353,515
    103,700      Hanover Compressor Company+                             1,171,810
    109,900      Key Energy Services, Inc.+                              1,178,128
    118,000      NATCO Group, Inc.+                                        805,940
     50,050      Oil States International, Inc.+                           605,605
    112,200      Pason Systems, Inc.+                                    1,150,345
    111,800      Tesco Corporation+                                      1,073,280
     29,000      TETRA Technologies, Inc.+                                 859,850
     44,200      Unit Corporation+                                         924,222
     45,800      Willbros Group, Inc.+                                     475,862
                                                                      ------------
                                                                         9,598,557
                                                                      ------------
   FOOD & STAPLES RETAILING -- 0.4%
     25,000      United Natural Foods, Inc.+                               703,500
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   FOOD PRODUCTS -- 1.3%
     50,000      American Italian Pasta Company, Class A+             $  2,082,500
                                                                      ------------
   GAS UTILITIES -- 1.7%
     40,600      New Jersey Resources Corporation                        1,441,300
     90,400      Southwestern Energy Company+                            1,356,904
                                                                      ------------
                                                                         2,798,204
                                                                      ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 5.9%
     42,500      Matthews International Corporation                      1,052,300
    140,500      Merit Medical Systems, Inc.+                            2,807,190
     45,695      Orthofix International N.V.+                            1,496,054
     43,800      PolyMedica Corporation+                                 2,005,602
     46,000      Respironics, Inc.+                                      1,725,920
     24,100      Young Innovations, Inc.+                                  686,850
                                                                      ------------
                                                                         9,773,916
                                                                      ------------
   HEALTH CARE PROVIDERS & SERVICES -- 4.2%
     70,900      AMERIGROUP Corporation+                                 2,637,480
     16,875      ICON Plc, ADR+                                            536,962
     55,900      IMPAC Medical Systems, Inc.+                            1,167,192
     60,100      LabOne, Inc.+                                           1,295,756
     62,900      Owens & Minor, Inc.                                     1,405,815
                                                                      ------------
                                                                         7,043,205
                                                                      ------------
   HOTELS, RESTAURANTS & LEISURE -- 3.0%
     32,800      Multimedia Games, Inc.+                                   836,400
    116,700      Penn National Gaming, Inc.+                             2,398,185
     17,300      RARE Hospitality International, Inc.+                     565,364
     44,500      Ruby Tuesday, Inc.                                      1,100,485
                                                                      ------------
                                                                         4,900,434
                                                                      ------------
   HOUSEHOLD DURABLES -- 3.7%
     12,600      Dominion Homes, Inc.+                                     300,510
     41,600      Furniture Brands International, Inc.+                   1,085,760
     31,900      Pulte Homes, Inc.                                       1,966,954
     41,200      The Ryland Group, Inc.                                  2,859,280
                                                                      ------------
                                                                         6,212,504
                                                                      ------------
   INDUSTRIAL CONGLOMERATES -- 0.8%
     50,200      ALLETE, Inc.                                            1,332,810
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INSURANCE -- 3.4%
     57,700      Arthur J. Gallagher & Company                        $  1,569,440
     43,400      Hub International Limited                                 742,140
     43,900      RenaissanceRe Holdings Ltd.                             1,998,328
     38,200      RLI Corporation                                         1,256,780
                                                                      ------------
                                                                         5,566,688
                                                                      ------------
   INTERNET & CATALOG RETAIL -- 0.6%
     32,500      School Specialty, Inc.+                                   924,950
                                                                      ------------
   INTERNET SOFTWARE & SERVICES -- 0.8%
     76,400      webMethods, Inc.+, ++                                     621,132
     40,500      Websense, Inc.+                                           634,230
                                                                      ------------
                                                                         1,255,362
                                                                      ------------
   INFORMATION TECHNOLOGY SERVICES -- 0.8%
     40,200      CACI International, Inc.+                               1,378,860
                                                                      ------------
   MACHINERY -- 1.8%
     21,600      Graco, Inc.                                               691,200
     27,600      Oshkosh Truck Corporation                               1,637,232
     27,800      The Manitowoc Co., Inc.                                   619,940
                                                                      ------------
                                                                         2,948,372
                                                                      ------------
   METALS AND MINING -- 1.1%
    149,700      NN, Inc.                                                1,895,202
                                                                      ------------
   OIL & GAS -- 0.7%
    247,681      Bow Valley Energy Ltd.+                                   292,303
     33,500      Cimarex Energy Company+                                   795,625
                                                                      ------------
                                                                         1,087,928
                                                                      ------------
   REAL ESTATE -- 8.4%
     69,500      American Financial Realty Trust                         1,036,245
     46,200      Annaly Mortgage Management, Inc.                          919,842
     52,100      Anthracite Capital, Inc.                                  628,326
     98,300      Anworth Mortgage Asset Corporation                      1,515,786
    108,600      Corporate Office Properties Trust                       1,838,598
     81,500      Correctional Properties Trust                           2,282,000
     71,400      Newcastle Investment Corporation                        1,398,012
     62,100      RAIT Investment Trust                                   1,645,650

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHARES                                                                       VALUE
----------------------------------------------------------------------------------
   REAL ESTATE (CONTINUED)
     25,700      SL Green Realty Corporation                          $    896,673
     53,500      The Mills Corporation                                   1,794,925
                                                                      ------------
                                                                        13,956,057
                                                                      ------------
   ROAD & RAIL -- 2.6%
    134,550      Genesee & Wyoming Inc., Class A+                        2,767,694
     23,700      Landstar System, Inc.+                                  1,489,545
      3,900      Old Dominion Freight Line, Inc.+                           84,318
                                                                      ------------
                                                                         4,341,557
                                                                      ------------
   SOFTWARE -- 0.0%#
      8,062      Pegasystems, Inc.+                                         59,417
                                                                      ------------
   SPECIALTY RETAIL -- 2.9%
     50,000      A. C. Moore Arts & Crafts, Inc.+                        1,001,500
     69,300      Hancock Fabrics, Inc.                                   1,119,195
     36,300      Hibbett Sporting Goods, Inc.+                           1,195,722
     63,800      Party City Corporation+                                   655,226
     36,800      Sonic Automotive, Inc., Class A+                          806,288
                                                                      ------------
                                                                         4,777,931
                                                                      ------------
   THRIFTS & MORTGAGE FINANCE -- 7.1%
    146,400      Accredited Home Lenders Holding Company+                2,872,368
    147,000      American Home Mortgage Holdings, Inc.                   2,878,260
     35,600      Federal Agricultural Mortgage Corporation, Class
                   C+                                                      795,660
     75,200      New Century Financial Corporation++                     3,282,480
     52,100      Radian Group, Inc.                                      1,909,465
                                                                      ------------
                                                                        11,738,233
                                                                      ------------
TOTAL COMMON STOCKS
   (Cost $110,470,116)                                                 137,985,214
                                                                      ------------
INVESTMENT COMPANY SECURITIES -- 4.9%
     59,300      American Capital Strategies Ltd.                        1,478,942
     75,000      iShares Russell 2000 Index Fund                         6,667,500
                                                                      ------------
                                                                         8,146,442
                                                                      ------------
TOTAL INVESTMENT COMPANIES
   (Cost $8,062,036)                                                     8,146,442
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.7%
   (Cost $11,106,000)
$11,106,000      Agreement with State Street Bank and Trust
                   Company
                   0.980% dated 06/30/2003, to be repurchased at
                   $11,106,302 on 07/01/2003, collateralized by
                   $10,900,000 FNMA, 5.000% maturing 05/14/2004
                   (value $11,329,188)                                $ 11,106,000
                                                                      ------------

OTHER INVESTMENTS*
   (Cost $30,662,961)                                    18.5%          30,662,961
                                                       ------         ------------
TOTAL INVESTMENTS
   (Cost $160,301,113)                                  113.3%         187,900,617
OTHER ASSETS AND LIABILITIES (NET)                      (13.3)         (22,016,085)
                                                       ------         ------------
NET ASSETS                                              100.0%        $165,884,532
                                                       ======         ============

------------

 * As of June 30, 2003, the market value of the securities on loan is $29,737,257. Cash collateral received for securities loaned of $30,662,961 is invested in 30,662,961 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 # Amount represents less than 0.1% of net assets.

 + Non-income producing security.

++ Security, or a portion thereof, is pledged as collateral for call options written.

ABBREVIATIONS:
ADR  -- American Depositary Receipt
FNMA -- Federal National Mortgage Association


OPEN OPTION CONTRACTS WRITTEN

                                    NUMBER OF      EXERCISE      EXPIRATION
NAME OF ISSUER                      CONTRACTS       PRICE           DATE          VALUE
----------------------------------------------------------------------------------------
New Century Financial
  Corporation, Call Options.....        20           $45         11/22/2003      $10,400
webMethods, Inc., Call
  Options.......................       400            15         07/19/2003        6,000
                                                                                 -------
                                                                                 $16,400
                                                                                 =======

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

At June 30, 2003 the country diversification of the Munder Small-Cap Value Fund was as follows:

                                                            %
                                                        NET ASSETS             VALUE
                                                        ----------------------------
COMMON STOCKS:
United States.......................................       78.1%        $129,489,335
Canada..............................................        2.0            3,258,068
Bermuda.............................................        1.2            1,998,328
Netherlands.........................................        0.9            1,496,054
Switzerland.........................................        0.4              730,604
Ireland.............................................        0.3              536,963
Panama..............................................        0.3              475,862
                                                          -----         ------------
TOTAL COMMON STOCKS.................................       83.2          137,985,214
INVESTMENT COMPANY SECURITIES.......................        4.9            8,146,442
REPURCHASE AGREEMENT................................        6.7           11,106,000
OTHER INVESTMENTS...................................       18.5           30,662,961
                                                          -----         ------------
TOTAL INVESTMENTS...................................      113.3          187,900,617
OTHER ASSETS AND LIABILITIES (NET)..................      (13.3)         (22,016,085)
                                                          -----         ------------
NET ASSETS..........................................      100.0%        $165,884,532
                                                          =====         ============

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $29,737,257 of securities
      loaned)...............................................  $176,794,617
    Repurchase agreement....................................    11,106,000
                                                              ------------
Total Investments...........................................   187,900,617
Cash........................................................       869,635
Interest receivable.........................................           302
Dividends receivable........................................       250,051
Receivable for investment securities sold...................        73,609
Receivable for Fund shares sold.............................    16,506,282
Prepaid expenses and other assets...........................        38,777
                                                              ------------
      Total Assets..........................................   205,639,273
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       155,293
Payable for investment securities purchased.................     8,649,051
Payable upon return of securities loaned....................    30,662,961
Outstanding options written, at value (premiums
  received -- $63,988)......................................        16,400
Investment advisory fees payable............................        86,488
Transfer agency/record keeping fees payable.................        39,453
Distribution fees payable...................................        35,778
Administration fees payable.................................        15,705
Trustees' fees and expenses payable.........................        13,895
Custody fees payable........................................         2,758
Shareholder servicing fees payable..........................         2,074
Accrued expenses and other payables.........................        74,885
                                                              ------------
      Total Liabilities.....................................    39,754,741
                                                              ------------
NET ASSETS..................................................  $165,884,532
                                                              ============
Investments, at cost........................................  $160,301,113
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $     61,034
Accumulated net realized loss on investments sold...........    (9,560,962)
Net unrealized appreciation of investments..................    27,647,092
Paid-in capital.............................................   147,737,368
                                                              ------------
                                                              $165,884,532
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 20,593,380
                                                              ============
Class B Shares..............................................  $ 28,525,159
                                                              ============
Class C Shares..............................................  $ 11,007,845
                                                              ============
Class K Shares..............................................  $ 25,546,571
                                                              ============
Class Y Shares..............................................  $ 80,211,577
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     1,222,664
                                                              ============
Class B Shares..............................................     1,734,115
                                                              ============
Class C Shares..............................................       671,173
                                                              ============
Class K Shares..............................................     1,518,073
                                                              ============
Class Y Shares..............................................     4,739,635
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $16.84
                                                              ============
Maximum sales charge........................................          5.50%
Maximum offering price per share............................        $17.82
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $16.45
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $16.40
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $16.83
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $16.92
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    41,058
Dividends(a)................................................    1,843,581
Securities lending..........................................       44,138
                                                              -----------
      Total Investment Income...............................    1,928,777
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       34,167
  Class B Shares............................................      253,907
  Class C Shares............................................       89,513
Shareholder servicing fees:
  Class K Shares............................................       14,725
Investment advisory fees....................................      717,604
Transfer agency/record keeping fees.........................      254,459
Administration fees.........................................      130,180
Registration and filing fees................................       52,520
Legal and audit fees........................................       52,038
Custody fees................................................       37,168
Trustees' fees and expenses.................................       20,120
Other.......................................................       86,424
                                                              -----------
      Total Expenses........................................    1,742,825
Fees waived by transfer agent...............................       (8,078)
                                                              -----------
Net Expenses................................................    1,734,747
                                                              -----------
NET INVESTMENT INCOME.......................................      194,030
                                                              -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................   (9,961,891)
  Options written...........................................      817,701
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................   11,876,777
  Options written...........................................     (251,125)
                                                              -----------
Net realized and unrealized gain on investments.............    2,481,462
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 2,675,492
                                                              ===========

------------

(a) Net of foreign withholding taxes of $879.

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $    194,030     $    376,809
Net realized gain/(loss) on investments sold........    (9,144,190)       5,702,049
Net change in unrealized appreciation/(depreciation)
  of investments....................................    11,625,652        2,540,739
                                                      ------------     ------------
Net increase in net assets resulting from
  operations........................................     2,675,492        8,619,597
Dividends to shareholders from net investment
  income:
  Class A Shares....................................            --          (28,182)
  Class B Shares....................................            --           (7,018)
  Class C Shares....................................            --           (2,198)
  Class K Shares....................................            --          (26,941)
  Class Y Shares....................................            --         (184,808)
Distributions to shareholders from net realized
  gains:
  Class A Shares....................................      (101,920)        (501,945)
  Class B Shares....................................      (222,906)      (1,164,328)
  Class C Shares....................................       (75,959)        (370,060)
  Class K Shares....................................       (45,687)        (474,271)
  Class Y Shares....................................      (300,058)      (2,424,282)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................     4,978,206        6,724,339
  Class B Shares....................................    (5,286,595)      19,415,795
  Class C Shares....................................        63,811        6,177,845
  Class K Shares....................................    19,026,237       (3,125,759)
  Class Y Shares....................................    31,585,227       (1,374,302)
                                                      ------------     ------------
  Net increase in net assets........................    52,295,848       31,253,482
NET ASSETS:
Beginning of year...................................   113,588,684       82,335,202
                                                      ------------     ------------
End of year.........................................  $165,884,532     $113,588,684
                                                      ============     ============
Undistributed/(Accumulated) net investment
  income/(loss).....................................  $     61,034     $     (1,327)
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 11,571,541     $ 21,923,000
Issued as reinvestment of dividends..................        83,454          436,412
Redeemed.............................................    (6,676,789)     (15,635,073)
                                                       ------------     ------------
Net increase.........................................  $  4,978,206     $  6,724,339
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  7,037,047     $ 27,592,027
Issued as reinvestment of dividends..................       124,874          631,405
Redeemed.............................................   (12,448,516)      (8,807,637)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (5,286,595)    $ 19,415,795
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  4,148,191     $  8,433,076
Issued as reinvestment of dividends..................        36,023          198,530
Redeemed.............................................    (4,120,403)      (2,453,761)
                                                       ------------     ------------
Net increase.........................................  $     63,811     $  6,177,845
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 20,903,715     $    625,619
Issued as reinvestment of dividends..................            --              498
Redeemed.............................................    (1,877,478)      (3,751,876)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ 19,026,237     $ (3,125,759)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $ 44,850,868     $  7,159,197
Issued as reinvestment of dividends..................        85,239          794,366
Redeemed.............................................   (13,350,880)      (9,327,865)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ 31,585,227     $ (1,374,302)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................       794,350        1,334,399
Issued as reinvestment of dividends..................         6,083           30,623
Redeemed.............................................      (471,254)        (950,664)
                                                        -----------      -----------
Net increase.........................................       329,179          414,358
                                                        ===========      ===========
CLASS B SHARES:
Sold.................................................       486,979        1,727,152
Issued as reinvestment of dividends..................         9,262           44,878
Redeemed.............................................      (890,970)        (570,626)
                                                        -----------      -----------
Net increase/(decrease)..............................      (394,729)       1,201,404
                                                        ===========      ===========
CLASS C SHARES:
Sold.................................................       291,982          527,838
Issued as reinvestment of dividends..................         2,680           14,101
Redeemed.............................................      (302,401)        (157,701)
                                                        -----------      -----------
Net increase/(decrease)..............................        (7,739)         384,238
                                                        ===========      ===========
CLASS K SHARES:
Sold.................................................     1,262,241           37,992
Issued as reinvestment of dividends..................            --               35
Redeemed.............................................      (129,952)        (242,006)
                                                        -----------      -----------
Net increase/(decrease)..............................     1,132,289         (203,979)
                                                        ===========      ===========
CLASS Y SHARES:
Sold.................................................     2,999,631          454,332
Issued as reinvestment of dividends..................         6,195           55,809
Redeemed.............................................      (923,056)        (588,306)
                                                        -----------      -----------
Net increase/(decrease)..............................     2,082,770          (78,165)
                                                        ===========      ===========

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                            ---------------------------------------------------------------
                                                  YEAR          YEAR       YEAR          YEAR          YEAR
                                                 ENDED         ENDED      ENDED         ENDED         ENDED
                                            6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                            ---------------------------------------------------------------
Net asset value, beginning of period....... $    16.95     $  16.43     $12.19       $13.10        $14.24
                                            ----------     --------     ------       ------        ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)...............       0.05         0.09       0.14         0.04          0.06
Net realized and unrealized gain/(loss) on
 investments...............................      (0.04)*       1.42       4.22        (0.89)        (0.86)
                                            ----------     --------     ------       ------        ------
Total from investment operations...........       0.01         1.51       4.36        (0.85)        (0.80)
                                            ----------     --------     ------       ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income.......         --        (0.05)     (0.12)       (0.05)        (0.05)
Distributions in excess of net investment
 income....................................         --           --         --        (0.01)        (0.02)
Distributions from net realized capital
 gains.....................................      (0.12)       (0.94)        --           --         (0.27)
                                            ----------     --------     ------       ------        ------
Total distributions........................      (0.12)       (0.99)     (0.12)       (0.06)        (0.34)
                                            ----------     --------     ------       ------        ------
Net asset value, end of period............. $    16.84     $  16.95     $16.43       $12.19        $13.10
                                            ==========     ========     ======       ======        ======
TOTAL RETURN(B)............................       0.20%       10.50%     35.89%       (6.57)%       (5.19)%
                                            ==========     ========     ======       ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)....... $   20,593     $ 15,143     $7,872       $3,469        $6,015
Ratio of operating expenses to average net
 assets....................................       1.65%        1.41%      1.29%        1.31%         1.23%
Ratio of net investment income/(loss) to
 average net assets........................       0.36%        0.56%      0.92%        0.31%         0.49%
Portfolio turnover rate....................         70%          85%       140%          76%           69%
Ratio of operating expenses to average net
 assets without expense waivers............       1.66%        1.42%      1.29%        1.31%         1.23%

------------

(a) The Munder Small-Cap Value Fund Class A Shares and Class B Shares commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

* The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
     $ 16.68       $ 16.24      $ 12.06      $13.03        $14.19
     -------       -------      -------      ------        ------
       (0.05)        (0.03)        0.12       (0.05)        (0.03)
       (0.06)*        1.42         4.07       (0.91)        (0.84)
     -------       -------      -------      ------        ------
       (0.11)         1.39         4.19       (0.96)        (0.87)
     -------       -------      -------      ------        ------
          --         (0.01)       (0.01)         --         (0.00)(d)
          --            --           --       (0.01)        (0.02)
       (0.12)        (0.94)          --          --         (0.27)
     -------       -------      -------      ------        ------
       (0.12)        (0.95)       (0.01)      (0.01)        (0.29)
     -------       -------      -------      ------        ------
     $ 16.45       $ 16.68      $ 16.24      $12.06        $13.03
     =======       =======      =======      ======        ======
       (0.52)%        9.75%       34.80%      (7.38)%       (5.85)%
     =======       =======      =======      ======        ======
     $28,525       $35,505      $15,063      $2,741        $3,287
        2.40%         2.16%        2.04%       2.06%         1.98%
       (0.39)%       (0.19)%       0.17%      (0.44)%       (0.27)%
          70%           85%         140%         76%           69%
        2.41%         2.17%        2.04%       2.06%         1.98%

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                         C SHARES
                                                -----------------------------------------------------------
                                                      YEAR         YEAR      YEAR         YEAR         YEAR
                                                     ENDED        ENDED     ENDED        ENDED        ENDED
                                                6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                                -----------------------------------------------------------
Net asset value, beginning of period........... $    16.63    $ 16.19     $12.02      $13.00       $14.18
                                                ----------    -------     ------      ------       ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)...................      (0.05)     (0.03)      0.13       (0.05)       (0.03)
Net realized and unrealized gain/(loss) on
 investments...................................      (0.06)*     1.42       4.05       (0.92)       (0.86)
                                                ----------    -------     ------      ------       ------
Total from investment operations...............      (0.11)      1.39       4.18       (0.97)       (0.89)
                                                ----------    -------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income...........         --      (0.01)     (0.01)         --        (0.00)(d)
Distributions in excess of net investment
 income........................................         --         --         --       (0.01)       (0.02)
Distributions from net realized capital
 gains.........................................      (0.12)     (0.94)        --          --        (0.27)
                                                ----------    -------     ------      ------       ------
Total distributions............................      (0.12)     (0.95)     (0.01)      (0.01)       (0.29)
                                                ----------    -------     ------      ------       ------
Net asset value, end of period................. $    16.40    $ 16.63     $16.19      $12.02       $13.00
                                                ==========    =======     ======      ======       ======
TOTAL RETURN(B)................................      (0.52)%     9.78%     34.83%      (7.47)%      (6.00)%
                                                ==========    =======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)........... $   11,008    $11,289     $4,772      $1,275       $1,845
Ratio of operating expenses to average net
 assets........................................       2.40%      2.16%      2.04%       2.06%        1.98%
Ratio of net investment income/(loss) to
 average net assets............................      (0.39)%    (0.19)%     0.17%      (0.44)%      (0.27)%
Portfolio turnover rate........................         70%        85%       140%         76%          69%
Ratio of operating expenses to average net
 assets without expense waivers................       2.41%      2.17%      2.04%       2.06%        1.98%

------------

(a) The Munder Small-Cap Value Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

* The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemption of Fund shares in relation to the fluctuating market value of investments.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             K SHARES
-------------------------------------------------------------------
          YEAR          YEAR       YEAR          YEAR          YEAR
         ENDED         ENDED      ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
-------------------------------------------------------------------
    $    16.93      $16.40      $12.17      $ 13.11       $ 14.25
    ----------      ------      ------      -------       -------
          0.05        0.09        0.18         0.04          0.05
         (0.03)*      1.43        4.17        (0.92)        (0.85)
    ----------      ------      ------      -------       -------
          0.02        1.52        4.35        (0.88)        (0.80)
    ----------      ------      ------      -------       -------
            --       (0.05)      (0.12)       (0.06)        (0.06)
            --          --          --           --         (0.01)
         (0.12)      (0.94)         --           --         (0.27)
    ----------      ------      ------      -------       -------
         (0.12)      (0.99)      (0.12)       (0.06)        (0.34)
    ----------      ------      ------      -------       -------
    $    16.83      $16.93      $16.40      $ 12.17       $ 13.11
    ==========      ======      ======      =======       =======
          0.32%      10.52%      35.87%       (6.73)%       (5.33)%
    ==========      ======      ======      =======       =======
    $   25,547      $6,530      $9,673      $15,571       $74,472
          1.65%       1.41%       1.29%        1.31%         1.23%
          0.36%       0.56%       0.92%        0.31%         0.45%
            70%         85%        140%          76%           69%
          1.66%       1.42%       1.29%        1.31%         1.23%

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                  Y SHARES
                                       ---------------------------------------------------------------
                                             YEAR          YEAR       YEAR          YEAR          YEAR
                                            ENDED         ENDED      ENDED         ENDED         ENDED
                                       6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                       ---------------------------------------------------------------
Net asset value, beginning of
 period...............................  $ 16.98       $ 16.44      $ 12.20     $ 13.13       $ 14.25
                                        -------       -------      -------     -------       -------
INCOME/(LOSS) FROM INVESTMENT
 OPERATIONS:
Net investment income.................     0.09          0.13         0.16        0.07          0.09
Net realized and unrealized
 gain/(loss) on investments...........    (0.03)*        1.42         4.23       (0.92)        (0.85)
                                        -------       -------      -------     -------       -------
Total from investment operations......     0.06          1.55         4.39       (0.85)        (0.76)
                                        -------       -------      -------     -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income...............................       --         (0.07)       (0.15)      (0.08)        (0.09)
Distributions from net realized
 capital gains........................    (0.12)        (0.94)          --          --         (0.27)
                                        -------       -------      -------     -------       -------
Total distributions...................    (0.12)        (1.01)       (0.15)      (0.08)        (0.36)
                                        -------       -------      -------     -------       -------
Net asset value, end of period........  $ 16.92       $ 16.98      $ 16.44     $ 12.20       $ 13.13
                                        =======       =======      =======     =======       =======
TOTAL RETURN(B).......................     0.50%        10.84%       36.11%      (6.45)%       (5.01)%
                                        =======       =======      =======     =======       =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)...............................  $80,212       $45,122      $44,955     $31,920       $59,432
Ratio of operating expenses to average
 net assets...........................     1.40%         1.16%        1.04%       1.06%         0.98%
Ratio of net investment income to
 average net assets...................     0.61%         0.81%        1.17%       0.56%         0.72%
Portfolio turnover rate...............       70%           85%         140%         76%           69%
Ratio of operating expenses to average
 net assets without expense waivers...     1.41%         1.17%        1.04%       1.06%         0.98%

------------

(a) The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

* The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

                       See Notes to Financial Statements.

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of MFI. On April 28, 2003, shareholders of the Munder Small-Cap Value Fund series of MFI (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or a NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

of Trustees. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions.

   Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Options: The Fund may write call options and may purchase put options written by others on securities it owns or has the right to acquire. Options may relate to individual securities, stock indices, foreign currencies or futures contracts.

   When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

   By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the fund can sell. If security prices fall, the put

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

option can be exercised to offset all or a portion of the Fund's resulting loss. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. When the Fund purchases a put option, the premium paid by the Fund is recorded as an asset. The amount of this asset is adjusted daily to reflect the current market value of the put option. If a put option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on a put option purchased by it, the Fund will recognize a gain if the premium received by the Fund on the closing transaction exceeds the premium paid to purchase the option. If a put option is exercised, the premium is added to the cost basis of the underlying security in determining whether the Fund has realized a gain or loss.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $8,078 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days are subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as shareholder transaction fees.

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for Real Estate Investment Trusts were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $130,180 before payment of sub-administration fees and $33,304 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,509 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $33 to Comerica Securities and $14,729 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $98,855,657 and $67,749,313 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $28,493,458 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,581,312 and net appreciation for Federal income tax purposes was $26,912,146. At June 30, 2003, aggregate cost for Federal income tax purposes was $160,988,471.

   For the year ended June 30, 2003, the Fund had the following written covered call option contracts:

                                          NUMBER OF CONTRACTS    PREMIUM AMOUNT
                                          -------------------------------------
Beginning of year.......................         1,470             $ 511,425
Written during the year.................         1,445               372,764
Expired during the year.................        (1,995)             (671,755)
Closed during the year..................          (500)             (148,446)
                                                ------             ---------
Balance at end of year..................           420             $  63,988
                                                ======             =========

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $1,785.

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

7. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                                              ORDINARY      LONG-TERM
                                               INCOME      CAPITAL GAIN      TOTAL
                                             ----------------------------------------
June 30, 2003..............................  $  339,751      $406,779      $  746,530
June 30, 2002..............................   4,252,785       931,248       5,184,033

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                     POST
UNDISTRIBUTED      OCTOBER         UNREALIZED
  ORDINARY       LOSS/CAPITAL    APPRECIATION/
   INCOME       LOSS CARRYOVER   (DEPRECIATION)      TOTAL
-------------------------------------------------------------
   $69,685       $(8,873,604)     $26,959,734     $18,155,815

   The differences between book and tax distributable earnings are primarily due to wash sales.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,623,601 of unused capital losses expiring in 2011.

   Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $7,250,003.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFI, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFI approved the proposal, as did the shareholders of

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFT, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFI are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.................................  For         161,712,856.879
                                                  Withhold      3,358,664.246
                                                  TOTAL       165,071,521.125
Joseph E. Champagne.............................  For         161,730,165.560
                                                  Withhold      3,341,355.565
                                                  TOTAL       165,071,521.125
John Engler.....................................  For         161,554,903.243
                                                  Withhold      3,516,617.882
                                                  TOTAL       165,071,521.125
Michael T. Monahan..............................  For         161,714,778.617
                                                  Withhold      3,356,742.508
                                                  TOTAL       165,071,521.125
Thomas D. Eckert................................  For         161,748,009.054
                                                  Withhold      3,323,512.071
                                                  TOTAL       165,071,521.125
Charles W. Elliott..............................  For         161,710,698.077
                                                  Withhold      3,360,823.048
                                                  TOTAL       165,071,521.125
Arthur T. Porter................................  For         161,730,259.765
                                                  Withhold      3,341,261.360
                                                  TOTAL       165,071,521.125
John Rakolta, Jr................................  For         161,715,763.070
                                                  Withhold      3,355,758.055
                                                  TOTAL       165,071,521.125

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,260,109.930
Against...................................................       27,595.677
Abstain...................................................       31,248.916
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,254,686.225
Against...................................................       32,076.319
Abstain...................................................       32,191.979
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,239,646.711
Against...................................................       44,668.654
Abstain...................................................       34,639.158
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,243,640.130
Against...................................................       41,263.527
Abstain...................................................       34,050.866
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,251,888.488
Against...................................................       34,738.670
Abstain...................................................       32,327.365
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,251,914.833
Against...................................................       38,885.152
Abstain...................................................       28,154.538
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,236,911.390
Against...................................................       48,464.508
Abstain...................................................       33,578.625
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,245,015.459
Against...................................................       40,758.005
Abstain...................................................       33,181.059
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,240,739.212
Against...................................................       45,737.780
Abstain...................................................       32,477.531
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,237,934.527
Against...................................................       47,212.233
Abstain...................................................       33,807.763
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,248,179.700
Against...................................................       39,228.623
Abstain...................................................       31,546.200
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    3,237,182.998
Against...................................................       48,067.995
Abstain...................................................       33,703.530
Broker Non-votes..........................................    1,174,702.000
TOTAL.....................................................    4,493,656.523

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                 TERM OF                         NUMBER OF
                                                OFFICE(1)                        PORTFOLIOS
                                                   AND          PRINCIPAL         IN FUND            OTHER
                              POSITION(S)       LENGTH OF     OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
                                WITH THE          TIME         DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,             32         None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                         NUMBER OF
                                                OFFICE(1)                        PORTFOLIOS
                                                   AND          PRINCIPAL         IN FUND            OTHER
                              POSITION(S)       LENGTH OF     OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
                                WITH THE          TIME         DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and            32         None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of            32         None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,         32         None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).
Thomas D. Eckert            Director/Trustee  Indefinite     Director,               32         None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of            32         Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                    Products, Inc.
480 Pierce Street                                            Government/Vice                    (manufacturer
Suite 300                                                    President of                       and distributor
Birmingham, MI 48009                                         Government                         of lumber
Age 54                                                       Solutions for                      products) (since
                                                             North America,                     1/03); Northwest
                                                             Electronic Data                    Airlines (since
                                                             Systems Corp.                      4/03).
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                         NUMBER OF
                                                OFFICE(1)                        PORTFOLIOS
                                                   AND          PRINCIPAL         IN FUND            OTHER
                              POSITION(S)       LENGTH OF     OCCUPATION(S)       COMPLEX        DIRECTORSHIPS
                                WITH THE          TIME         DURING PAST      OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)        5 YEARS      DIRECTOR/TRUSTEE  DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and           32         None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of            32         CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                            Corporation
Suite 102                                                    Enterprises,                       (energy company)
Bloomfield Hills, MI 48301                                   LLC (consulting                    (since 12/02);
Age 64                                                       company) (since                    Guilford Mills,
                                                             6/99); Chairman                    Inc. (supplier
                                                             of Munder                          of automotive
                                                             Capital                            textile
                                                             Management                         products) (since
                                                             (investment                        10/02).
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

----------------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's
    By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER SMALL-CAP VALUE FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                                OFFICE(1)
                                                   AND
                              POSITION(S)       LENGTH OF
                                WITH THE          TIME
NAME, ADDRESS AND AGE         MUNDER FUNDS      SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Small-Cap Value Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Small-Cap Value Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Small-Cap Value Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER SMALL-CAP VALUE FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund, 35.4% represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

   $406,779 has been designated as capital gains dividends for purposes of the dividends paid deduction of which 100% represents 20% rate gains.

   For the fiscal year ended June 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund intends to designate up to the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNSCV603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                       MUNDER TAX-FREE BOND FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. The municipal bond market had a similar year to the taxable bond market, with a 9.96% return for the Lehman Brothers 15-Year Municipal Bond Index during the period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  8          Statement of Assets and Liabilities
                  10         Statement of Operations
                  11         Statements of Changes in Net Assets
                  12         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  14         Financial Highlights
                  19         Notes to Financial Statements
                  33         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Tax-Free Bond Fund Team

   The Fund earned a return of 8.87% for the year ending June 30, 2003, relative to the 7.68% median return for the Lipper universe of municipal bond debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-month, three-month, six-month, nine-month, one-year, two-year, three-year and five-year time periods ending June 30. The Fund is also measured against a blended index made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes. This blended index had a return of 9.70% for the year ending June 30.

   The performance of the Fund was boosted during the quarter by its overweighting of AAA-rated and AA-rated securities. As of June 30, the Fund had 88% of its holdings invested in AAA-rated securities and 12% in AA-rated securities. This compares with 64% and 21%, respectively, for the Fund's custom Lehman benchmark.

   One of the more significant developments during the quarter was the poor performance of municipal bonds related to tobacco settlement payments. States, counties and local governments have issued approximately $19 billion in bonds whose interest and principal payments are dependent on the flow of payments from tobacco companies. When Altria, the parent company of Philip Morris, was downgraded by Moody's, the price of these bonds suffered. We were not attracted to the structure of these bonds and did not own any in the Fund. This was another positive for the Fund's return. Other factors that helped boost the Fund's relative performance included an underweight in California bonds and an overweight in the pre-refunded sector.

   These positive factors were offset in part by the Fund's underweight in the eight-year to 22-year maturity range. Underweighted positions in the insured and revenue (primarily hospitals and education) sectors, also held back relative performance.

   In determining whether it makes sense to move out of one sector and into another, we take into account the impact of a trade on the income of the Fund. In the current environment of low interest rates, the attention paid to income has resulted in fewer trades and lower turnover for the Fund.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder Tax-Free Bond Fund (the "Fund") since the inception of its oldest class of shares, Class K shares. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER TAX-FREE BOND FUND

                                   CLASS K SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                 LEHMAN 15-YR.
                                                                 MUNICIPAL BOND         LEHMAN BLENDED      LIPPER MUNI BOND DEBT
                                             CLASS K                 INDEX#                 INDEX#             FUNDS AVERAGE**
                                             -------             --------------         --------------      ---------------------
7/5/94                                        10000                  10000                  10000                   10000
                                              10130                  10198                  10198                   10175
                                              10168                  10231                  10232                   10201
                                              10048                  10059                  10060                   10037
                                               9946                   9860                   9856                    9848
                                               9778                   9649                   9647                    9637
                                               9965                   9887                   9885                    9871
                                              10201                  10220                  10210                   10166
                                              10464                  10557                  10542                   10465
                                              10577                  10688                  10673                   10560
                                              10583                  10693                  10678                   10560
                                              10903                  11064                  11049                   10888
6/30/95                                       10787                  10937                  10927                   10768
                                              10871                  11042                  11034                   10837
                                              10997                  11210                  11191                   10954
                                              11057                  11311                  11278                   11018
                                              11203                  11475                  11456                   11188
                                              11425                  11679                  11660                   11403
                                              11548                  11801                  11779                   11532
                                              11611                  11910                  11874                   11588
                                              11513                  11833                  11788                   11504
                                              11318                  11659                  11618                   11322
                                              11230                  11608                  11572                   11269
                                              11219                  11598                  11562                   11274
6/30/96                                       11339                  11730                  11698                   11381
                                              11437                  11854                  11815                   11479
                                              11413                  11852                  11807                   11474
                                              11544                  12006                  11979                   11640
                                              11664                  12166                  12130                   11764
                                              11886                  12419                  12380                   11968
                                              11794                  12350                  12314                   11918
                                              11804                  12395                  12341                   11917
                                              11917                  12522                  12466                   12020
                                              11700                  12346                  12286                   11862
                                              11803                  12468                  12403                   11962
                                              12009                  12668                  12603                   12135
6/30/97                                       12147                  12821                  12752                   12274
                                              12575                  13234                  13152                   12647
                                              12377                  13084                  13006                   12499
                                              12551                  13250                  13176                   12654
                                              12633                  13338                  13260                   12735
                                              12700                  13426                  13345                   12807
                                              12956                  13655                  13572                   13010
                                              13095                  13823                  13728                   13135
                                              13032                  13819                  13723                   13127
                                              13007                  13830                  13730                   13130
                                              12874                  13765                  13660                   13047
                                              13152                  14010                  13900                   13262
6/30/98                                       13173                  14072                  13958                   13306
                                              13185                  14099                  13985                   13326
                                              13437                  14345                  14228                   13534
                                              13641                  14555                  14434                   13696
                                              13577                  14536                  14414                   13646
                                              13606                  14590                  14469                   13685
                                              13630                  14645                  14512                   13707
                                              13845                  14869                  14713                   13861
                                              13689                  14749                  14608                   13772
                                              13674                  14769                  14630                   13775
                                              13707                  14821                  14674                   13807
                                              13550                  14705                  14565                   13697
6/30/99                                       13278                  14457                  14315                   13460
                                              13313                  14509                  14369                   13482
                                              13195                  14377                  14231                   13315
                                              13185                  14374                  14231                   13279
                                              13032                  14176                  14035                   13078
                                              13184                  14400                  14230                   13208
                                              13083                  14279                  14108                   13072
                                              13010                  14204                  14032                   12965
                                              13164                  14415                  14227                   13142
                                              13480                  14804                  14599                   13445
                                              13384                  14706                  14497                   13350
                                              13254                  14584                  14390                   13249
6/30/00                                       13641                  15033                  14826                   13589
                                              13841                  15233                  15045                   13774
                                              14058                  15489                  15304                   13988
                                              13938                  15398                  15209                   13900
                                              14114                  15603                  15398                   14043
                                              14218                  15727                  15522                   14127
                                              14619                  16157                  15948                   14500
                                              14801                  16276                  16083                   14597
                                              14816                  16328                  16128                   14656
                                              14945                  16474                  16278                   14779
                                              14688                  16260                  16062                   14572
                                              14837                  16432                  16243                   14733
6/30/01                                       14931                  16552                  16360                   14850
                                              15151                  16810                  16617                   15082
                                              15399                  17131                  16918                   15352
                                              15356                  17042                  16837                   15233
                                              15554                  17264                  17054                   15398
                                              15324                  17093                  16885                   15233
                                              15138                  16910                  16703                   15067
                                              15411                  17212                  17007                   15299
                                              15619                  17460                  17238                   15486
                                              15249                  17132                  16902                   15184
                                              15613                  17495                  17255                   15457
                                              15697                  17609                  17357                   15545
6/30/02                                       15884                  17822                  17557                   15699
                                              16112                  18084                  17801                   15891
                                              16288                  18317                  18030                   16049
                                              16684                  18784                  18477                   16388
                                              16348                  18420                  18130                   16044
                                              16235                  18304                  18021                   15975
                                              16611                  18730                  18425                   16328
                                              16521                  18663                  18359                   16232
                                              16788                  18992                  18663                   16474
                                              16777                  19047                  18703                   16446
                                              16908                  19207                  18858                   16579
                                              17347                  19737                  19371                   16973
6/30/03                                       17247                  19597                  19258                   16880

--------------------------------------------------------------------------------

                                  GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                         -----------------------------------------------------------------
                                               LEHMAN 15-YR.     LEHMAN             LIPPER
CLASS AND                   WITH    WITHOUT        MUNI BOND    BLENDED     MUNI BOND DEBT
INCEPTION DATE              LOAD       LOAD           INDEX#     INDEX#    FUNDS AVERAGE**
------------------------------------------------------------------------------------------
CLASS A
  (10/9/95)              $14,904*   $15,530       $17,325       $17,076        $15,320

CLASS B
  (12/6/94)                  N/A     16,372        20,310        19,964         17,516

CLASS C
  (7/7/97)                   N/A     13,454        15,285        15,102         13,752

CLASS K
  (7/5/94)                   N/A     17,247        19,597        19,258         16,880

CLASS Y
  (7/21/94)                  N/A     17,521        19,216        18,884         16,590

                                                AVERAGE ANNUAL TOTAL RETURNS
                            ---------------------------------------------------------------------
                               ONE          ONE      FIVE          FIVE        SINCE        SINCE
CLASS AND                     YEAR         YEAR     YEARS         YEARS    INCEPTION    INCEPTION
INCEPTION DATE              W/LOAD   W/OUT LOAD    W/LOAD    W/OUT LOAD       W/LOAD   W/OUT LOAD
-------------------------------------------------------------------------------------------------
CLASS A
  (10/9/95)                  4.21%*       8.59%    4.70%*         5.57%        5.30%*       5.86%

CLASS B
  (12/6/94)                  2.70%+       7.70%    4.38%+         4.71%          N/A        5.92%

CLASS C
  (7/7/97)                   6.76%+       7.76%      N/A          4.82%          N/A        5.08%

CLASS K
  (7/5/94)                     N/A        8.58%      N/A          5.54%          N/A        6.25%

CLASS Y
  (7/21/94)                    N/A        8.87%      N/A          5.81%          N/A        6.47%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers 15-Year Municipal Bond Index measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-Year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 10-Year Municipal Bond Index (which includes maturities ranging from 8-12 years). Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94, respectively.

** The Lipper Municipal Bond Debt Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.5%
   COLORADO -- 2.4%
$2,000,000      El Paso County, Colorado,
                  School District Number 2, GO,
                  (FGIC Insured),
                  5.125% due 12/01/2021            NR          Aaa          $ 2,125,920
                                                                            -----------
   ILLINOIS -- 16.0%
 1,260,000      Champaign County, Illinois, GO,
                  Public Safety Sales Tax,
                  (FGIC Insured),
                  5.400% due 01/01/2029            AAA         Aaa            1,324,348
 1,500,000      Chicago, Illinois Board of
                  Education, (AMBAC Insured),
                  5.250% due 12/01/2022            AAA         Aaa            1,602,180
 2,500,000      Chicago, Illinois, Wastewater
                  Transmission Revenue,
                  (FGIC Insured),
                  5.375% due 01/01/2013            AAA         Aaa            2,903,475
 2,500,000      Du Page County, Illinois,
                  Stormwater Project,
                  5.600% due 01/01/2021            AAA         Aaa            2,917,250
 2,000,000      Illinois State, GO,
                  (MBIA Insured),
                  5.500% due 04/01/2025            AAA         Aaa            2,195,500
 1,700,000      Metropolitan Pier & Exposition
                  Authority, Illinois,
                  McCormick Place Expansion
                  Project,
                  (FGIC Insured),
                  5.500% due 12/15/2024            AAA         Aaa            1,851,674
 1,000,000      Regional Transport Authority,
                  Illinois, (FGIC Insured),
                  6.000% due 06/01/2015            AAA         Aaa            1,230,620
                                                                            -----------
                                                                             14,025,047
                                                                            -----------
   IOWA -- 2.4%
 1,900,000      Cedar Rapids, Iowa, GO, Series
                  B,
                  5.000% due 06/01/2015            NR          Aaa            2,063,894
                                                                            -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   KANSAS -- 4.8%
$2,200,000      Johnson County, Kansas, Unified
                  School District Number 233,
                  GO, Series A, (FGIC Insured),
                  4.125% due 09/01/2011            AAA         Aaa          $ 2,351,206
 2,000,000      Sedgwick County, Kansas,
                  Unified School District, GO,
                  3.500% due 09/01/2019            AA          Aa3            1,814,600
                                                                            -----------
                                                                              4,165,806
                                                                            -----------
   KENTUCKY -- 2.7%
 2,000,000      Kentucky State Property &
                  Buildings Commission Revenue,
                  Project 64 (MBIA Insured),
                  5.750% due 05/01/2014            AAA         Aaa            2,384,620
                                                                            -----------
   LOUISIANA -- 1.4%
 1,100,000      Shreveport, Louisiana,
                  (FGIC Insured),
                  5.000% due 02/01/2013            AAA         Aaa            1,247,224
                                                                            -----------
   MASSACHUSETTS -- 1.5%
 1,150,000      Massachusetts State, Series C,
                  5.250% due 08/01/2010            AAA         Aa2            1,329,722
                                                                            -----------
   MICHIGAN -- 23.5%
 1,500,000      Birmingham, Michigan City
                  School District,
                  5.000% due 11/01/2018            AA+         Aa1            1,582,740
   840,000      Caledonia, Michigan, Community
                  Schools, GO, (Q-SBLF),
                  5.750% due 05/01/2014            AAA         Aaa              976,626
 1,000,000      East Lansing, Michigan, School
                  District, GO, School Building
                  & Site Development, (Q-SBLF),
                  5.625% due 05/01/2030            AAA         Aaa            1,078,820
 1,275,000      Grand Rapids, Michigan,
                  Building Authority, GO,
                  (AMBAC Insured),
                  5.750% due 08/01/2014            AAA         Aaa            1,489,264

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
   MICHIGAN (CONTINUED)
$  600,000      Grosse Pointe, Michigan, Public
                  School Systems,
                  4.750% due 05/01/2022            AA+         Aa2          $   613,116
 1,135,000      Holland Michigan Building
                  Authority, (AMBAC Insured),
                  5.000% due 10/01/2021            AAA         Aaa            1,203,542
 1,625,000      Jenison, Michigan, Public
                  Schools,
                  (FGIC Insured),
                  5.250% due 05/01/2015            AAA         Aaa            1,884,399
 2,000,000      Michigan State Environmental
                  Protection Program, GO,
                  6.250% due 11/01/2012            AAA         Aaa            2,427,100
 1,000,000      Michigan State Hospital Finance
                  Authority Revenue, Saint John
                  Hospital & Medical Center,
                  Series A, (AMBAC Insured),
                  6.000% due 05/15/2010            AAA         Aaa            1,202,760
 1,000,000      Michigan State Housing
                  Development Rental Revenue,
                  Series C, AMT, (MBIA
                  Insured),
                  5.050% due 10/01/2015            AAA         Aaa            1,050,270
 2,500,000      Rochester Community School
                  District, Michigan, GO,
                  (Q-SBLF), (MBIA Insured),
                  5.000% due 05/01/2019            AAA         Aaa            2,809,775
   500,000      Walled Lake, Michigan,
                  Consolidated School District,
                  GO, (Q-SBLF),
                  5.750% due 05/01/2014            AAA         Aaa              581,325
 2,500,000      Waverly, Michigan, Community
                  School District, GO,
                  (FGIC Insured),
                  5.250% due 05/01/2017            AAA         Aaa            2,728,650
 2,000,000      West Ottawa, Michigan, Public
                  School District, GO, Capital
                  Appreciation, Pre-refunded,
                  (MBIA Insured),
                  4.070% due 05/01/2015+           AAA         Aaa              957,240
                                                                            -----------
                                                                             20,585,627
                                                                            -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   NORTH CAROLINA -- 6.0%
$2,150,000      Cary, North Carolina, GO,
                  5.000% due 03/01/2019            AAA         Aaa          $ 2,318,130
 2,500,000      North Carolina, Municipal Power
                  Agency, Catawba Electric
                  Revenue, (AMBAC Insured),
                  ETM,
                  5.500% due 01/01/2013            AAA         Aaa            2,920,875
                                                                            -----------
                                                                              5,239,005
                                                                            -----------
   OHIO -- 7.8%
 2,500,000      Columbus, Ohio, Series 2,
                  5.000% due 06/15/2015            AAA         Aaa            2,727,500
 1,600,000      Forest Hills, Ohio, Local
                  School District, (MBIA
                  Insured),
                  6.250% due 12/01/2020            AAA         NR             1,820,400
 2,000,000      Olentangy Local School
                  District, Ohio, (FSA
                  Insured),
                  5.625% due 12/01/2027            AAA         Aaa            2,242,240
                                                                            -----------
                                                                              6,790,140
                                                                            -----------
   SOUTH CAROLINA -- 8.4%
 2,000,000      Anderson County, South
                  Carolina, School District
                  Number 002, GO, Series B,
                  (MBIA Insured),
                  5.125% due 03/01/2025            AAA         Aaa            2,110,800
 1,110,000      Lexington County, South
                  Carolina, GO, (FGIC Insured),
                  5.000% due 02/01/2018            AAA         Aaa            1,205,304
 3,000,000      South Carolina State, GO,
                  Capital Improvement Bonds,
                  Series A,
                  3.500% due 01/01/2015            AAA         Aaa            2,959,860
 1,000,000      South Carolina State, State
                  Institution, GO, Series A,
                  5.400% due 03/01/2019            AAA         Aaa            1,101,100
                                                                            -----------
                                                                              7,377,064
                                                                            -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                   RATING (UNAUDITED)
PRINCIPAL                                          -------------------
AMOUNT                                             S&P        MOODY'S             VALUE
---------------------------------------------------------------------------------------
   TENNESSEE -- 1.9%
$1,475,000      Johnson City, Tennessee, Water
                  & Sewer, (FGIC Insured),
                  4.750% due 06/01/2013            AAA         Aaa          $ 1,642,103
                                                                            -----------
   TEXAS -- 14.4%
 1,140,000      Galena Park, Texas, Independent
                  School District, GO, (PSFG),
                  6.625% due 08/15/2015            NR          Aaa            1,398,301
 3,765,000      Houston, Texas, Airport Systems
                  Revenue, ETM,
                  9.500% due 07/01/2010            AAA         Aaa            4,849,433
 2,750,000      Houston, Texas, Water & Sewer
                  Systems Revenue, Series A,
                  Pre-refunded, (MBIA Insured),
                  6.200% due 12/01/2023            AAA         Aaa            3,069,495
                San Antonio, Texas,
                  Electric & Gas Revenue:
   995,000      Series A,
                  5.000% due 02/01/2012            AA+         Aa1            1,124,758
     5,000      Series A, ETM,
                  5.000% due 02/01/2012            AA+         Aa1                5,715
 2,000,000      Texas State, Refunding Water
                  Financial Assistance,
                  Series C,
                  5.000% due 08/01/2018            AA          Aa1            2,114,900
                                                                            -----------
                                                                             12,562,602
                                                                            -----------
   WISCONSIN -- 1.3%
 1,000,000      Wisconsin State, Transportation
                  Revenue, Series A,
                  5.500% due 07/01/2011            AA-         Aa3            1,167,540
                                                                            -----------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $75,052,834)                                                        82,706,314
                                                                            -----------

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES
----------
INVESTMENT COMPANY SECURITIES -- 4.3%
   (Cost $3,766,191)
 3,766,191      Valiant Tax-Exempt Money
                  Market Fund                                               $ 3,766,191
                                                                            -----------

TOTAL INVESTMENTS
   (Cost $78,819,025)                                       98.8%            86,472,505
OTHER ASSETS AND LIABILITIES (NET)                           1.2              1,074,553
                                                           -----            -----------
NET ASSETS                                                 100.0%           $87,547,058
                                                           =====            ===========

------------

+ Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Loan Fund

At June 30, 2003 the sector diversification of the Munder Tax-Free Bond Fund was as follows:

                                                            % OF
                                                         NET ASSETS            VALUE
                                                         ---------------------------
MUNICIPAL BONDS AND NOTES:
Insured..............................................       42.3%        $37,018,894
General Obligations..................................       30.5          26,675,262
Pre-Refunded.........................................       19.1          16,719,860
Revenue..............................................        2.6           2,292,298
                                                           -----         -----------
TOTAL MUNICIPAL BONDS AND NOTES......................       94.5          82,706,314
INVESTMENT COMPANY SECURITIES........................        4.3           3,766,191
                                                           -----         -----------
TOTAL INVESTMENTS....................................       98.8          86,472,505
OTHER ASSETS AND LIABILITIES (NET)...................        1.2           1,074,553
                                                           -----         -----------
NET ASSETS...........................................      100.0%        $87,547,058
                                                           =====         ===========

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (see accompanying schedule)...........  $86,472,505
Interest receivable.........................................    1,107,015
Dividends receivable........................................        4,747
Receivable for Fund shares sold.............................      519,195
Prepaid expenses and other assets...........................       34,845
                                                              -----------
      Total Assets..........................................   88,138,307
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................      427,769
Investment advisory fees payable............................       38,350
Transfer agency/record keeping fees payable.................       31,724
Shareholder servicing fees payable..........................       17,573
Trustees' fees and expenses payable.........................       14,924
Administration fees payable.................................        9,493
Distribution fees payable...................................        4,617
Custody fees payable........................................        2,438
Accrued expenses and other payables.........................       44,361
                                                              -----------
      Total Liabilities.....................................      591,249
                                                              -----------
NET ASSETS..................................................  $87,547,058
                                                              ===========
Investments, at cost........................................  $78,819,025
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................  $    30,057
Accumulated net realized gain on investments sold...........      971,985
Net unrealized appreciation of investments..................    7,653,480
Paid-in capital.............................................   78,891,536
                                                              -----------
                                                              $87,547,058
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 4,906,858
                                                              ===========
Class B Shares..............................................  $ 3,463,083
                                                              ===========
Class C Shares..............................................  $   655,829
                                                              ===========
Class K Shares..............................................  $78,292,327
                                                              ===========
Class Y Shares..............................................  $   228,961
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................      460,434
                                                              ===========
Class B Shares..............................................      325,679
                                                              ===========
Class C Shares..............................................       61,395
                                                              ===========
Class K Shares..............................................    7,344,378
                                                              ===========
Class Y Shares..............................................       21,505
                                                              ===========
CLASS A SHARES:
Net asset value and redemption price per share..............       $10.66
                                                              ===========
Maximum sales charge........................................         4.00%
Maximum offering price per share............................       $11.10
                                                              ===========
CLASS B SHARES:
Net asset value and offering price per share*...............       $10.63
                                                              ===========
CLASS C SHARES:
Net asset value and offering price per share*...............       $10.68
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $10.66
                                                              ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................       $10.65
                                                              ===========

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $4,539,739
Dividends...................................................      38,127
                                                              ----------
      Total Investment Income...............................   4,577,866
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................      12,585
  Class B Shares............................................      36,230
  Class C Shares............................................       6,541
Shareholder servicing fees:
  Class K Shares............................................     222,150
Investment advisory fees....................................     491,941
Transfer agency/record keeping fees.........................     184,252
Administration fees.........................................     133,508
Legal and audit fees........................................      51,808
Registration and filing fees................................      37,432
Custody fees................................................      28,197
Trustees' fees and expenses.................................      20,510
Other.......................................................      23,631
                                                              ----------
      Total Expenses........................................   1,248,785
Fees waived by transfer agent...............................        (341)
                                                              ----------
Net Expenses................................................   1,248,444
                                                              ----------
NET INVESTMENT INCOME.......................................   3,329,422
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................   2,252,519
Net change in unrealized appreciation/(depreciation) of
  securities................................................   2,519,015
                                                              ----------
Net realized and unrealized gain on investments.............   4,771,534
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $8,100,956
                                                              ==========

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income.............................    $  3,329,422     $  4,610,711
Net realized gain on investments sold.............       2,252,519        2,149,008
Net change in unrealized
  appreciation/(depreciation) of investments......       2,519,015          707,570
                                                      ------------     ------------
Net increase in net assets resulting from
  operations......................................       8,100,956        7,467,289
Dividends to shareholders from net investment
  income:
  Class A Shares..................................        (175,142)        (144,044)
  Class B Shares..................................         (99,091)         (98,345)
  Class C Shares..................................         (17,550)         (23,339)
  Class K Shares..................................      (3,058,451)      (4,357,566)
  Class Y Shares..................................          (8,020)          (8,932)
Distributions to shareholders from net realized
  gains:
  Class A Shares..................................        (144,457)         (25,337)
  Class B Shares..................................        (108,561)         (20,848)
  Class C Shares..................................         (18,844)          (5,656)
  Class K Shares..................................      (2,692,710)        (777,674)
  Class Y Shares..................................          (6,119)          (1,377)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares..................................         493,237        1,669,562
  Class B Shares..................................         107,796          614,009
  Class C Shares..................................         (11,225)         (28,892)
  Class K Shares..................................     (23,953,927)     (23,409,377)
  Class Y Shares..................................          16,623         (165,779)
                                                      ------------     ------------
Net decrease in net assets........................     (21,575,485)     (19,316,306)
NET ASSETS:
Beginning of year.................................     109,122,543      128,438,849
                                                      ------------     ------------
End of year.......................................    $ 87,547,058     $109,122,543
                                                      ============     ============
Undistributed net investment income...............    $     30,057     $     60,146
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $  5,334,283     $  8,595,335
Issued as reinvestment of dividends..................       114,812           68,523
Redeemed.............................................    (4,955,858)      (6,994,296)
                                                       ------------     ------------
Net increase.........................................  $    493,237     $  1,669,562
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  1,450,287     $  1,195,017
Issued as reinvestment of dividends..................        92,475           52,825
Redeemed.............................................    (1,434,966)        (633,833)
                                                       ------------     ------------
Net increase.........................................  $    107,796     $    614,009
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  1,362,290     $    609,656
Issued as reinvestment of dividends..................        10,918            5,745
Redeemed.............................................    (1,384,433)        (644,293)
                                                       ------------     ------------
Net decrease.........................................  $    (11,225)    $    (28,892)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $  4,122,518     $  3,456,857
Issued as reinvestment of dividends..................         1,681              376
Redeemed.............................................   (28,078,126)     (26,866,610)
                                                       ------------     ------------
Net decrease.........................................  $(23,953,927)    $(23,409,377)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $     30,200     $     48,000
Issued as reinvestment of dividends..................         1,929            1,358
Redeemed.............................................       (15,506)        (215,137)
                                                       ------------     ------------
Net increase/(decrease)..............................  $     16,623     $   (165,779)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................        507,685          834,215
Issued as reinvestment of dividends..................         10,916            6,623
Redeemed.............................................       (471,547)        (673,344)
                                                         -----------      -----------
Net increase.........................................         47,054          167,494
                                                         ===========      ===========
CLASS B SHARES:
Sold.................................................        137,312          115,172
Issued as reinvestment of dividends..................          8,803            5,119
Redeemed.............................................       (136,518)         (61,722)
                                                         -----------      -----------
Net increase.........................................          9,597           58,569
                                                         ===========      ===========
CLASS C SHARES:
Sold.................................................        130,337           58,507
Issued as reinvestment of dividends..................          1,038              554
Redeemed.............................................       (132,541)         (62,222)
                                                         -----------      -----------
Net decrease.........................................         (1,166)          (3,161)
                                                         ===========      ===========
CLASS K SHARES:
Sold.................................................        389,535          333,164
Issued as reinvestment of dividends..................            159               37
Redeemed.............................................     (2,662,092)      (2,590,634)
                                                         -----------      -----------
Net decrease.........................................     (2,272,398)      (2,257,433)
                                                         ===========      ===========
CLASS Y SHARES:
Sold.................................................          2,887            4,684
Issued as reinvestment of dividends..................            183              131
Redeemed.............................................         (1,456)         (20,935)
                                                         -----------      -----------
Net increase/(decrease)..............................          1,614          (16,120)
                                                         ===========      ===========

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                         A SHARES
                                                -----------------------------------------------------------
                                                      YEAR         YEAR         YEAR         YEAR      YEAR
                                                     ENDED        ENDED        ENDED        ENDED     ENDED
                                                6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)   6/30/99
                                                -----------------------------------------------------------
Net asset value, beginning of period........... $    10.46     $10.28       $ 9.79       $10.02     $10.73
                                                ----------     ------       ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................       0.36       0.40         0.41         0.41       0.42
Net realized and unrealized gain/(loss) on
 investments...................................       0.51       0.25         0.49        (0.14)     (0.32)
                                                ----------     ------       ------       ------     ------
Total from investment operations...............       0.87       0.65         0.90         0.27       0.10
                                                ----------     ------       ------       ------     ------
LESS DISTRIBUTIONS:
Dividends from net investment income...........      (0.36)     (0.40)       (0.41)       (0.42)     (0.42)
Distributions from net realized gains..........      (0.31)     (0.07)          --        (0.08)     (0.39)
                                                ----------     ------       ------       ------     ------
Total distributions............................      (0.67)     (0.47)       (0.41)       (0.50)     (0.81)
                                                ----------     ------       ------       ------     ------
Net asset value, end of period................. $    10.66     $10.46       $10.28       $ 9.79     $10.02
                                                ==========     ======       ======       ======     ======
TOTAL RETURN(B)................................       8.59%      6.48%        9.35%        2.83%      0.83%
                                                ==========     ======       ======       ======     ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........... $    4,907     $4,324       $2,529       $1,873     $2,336
Ratio of operating expenses to average net
 assets........................................       1.25%      0.95%        1.01%        1.00%      0.98%
Ratio of net investment income to average net
 assets........................................       3.41%      3.83%        4.05%        4.26%      3.94%
Portfolio turnover rate........................          4%        17%          19%           6%        32%
Ratio of operating expenses to average net
 assets without expense waivers................       1.25%      0.95%        1.01%        1.00%      0.98%

------------

(a) The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             B SHARES
-------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR       YEAR
         ENDED         ENDED         ENDED         ENDED      ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99
-------------------------------------------------------------------
    $    10.44      $10.27        $ 9.77        $10.02      $10.74
    ----------      ------        ------        ------      ------
          0.28        0.32          0.34          0.34        0.34
          0.51        0.25          0.50         (0.16)      (0.33)
    ----------      ------        ------        ------      ------
          0.79        0.57          0.84          0.18        0.01
    ----------      ------        ------        ------      ------
         (0.29)      (0.33)        (0.34)        (0.35)      (0.34)
         (0.31)      (0.07)           --         (0.08)      (0.39)
    ----------      ------        ------        ------      ------
         (0.60)      (0.40)        (0.34)        (0.43)      (0.73)
    ----------      ------        ------        ------      ------
    $    10.63      $10.44        $10.27        $ 9.77      $10.02
    ==========      ======        ======        ======      ======
          7.70%       5.62%         8.66%         1.87%      (0.02)%
    ==========      ======        ======        ======      ======
    $    3,463      $3,300        $2,645        $  964      $  763
          2.00%       1.70%         1.76%         1.75%       1.73%
          2.66%       3.08%         3.30%         3.51%       3.18%
             4%         17%           19%            6%         32%
          2.00%       1.70%         1.76%         1.75%       1.73%

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                      C SHARES
                                           ---------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR       YEAR
                                                ENDED         ENDED         ENDED         ENDED      ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99
                                           ---------------------------------------------------------------
Net asset value, beginning of period...... $    10.48      $10.31        $ 9.80        $10.01      $10.73
                                           ----------      ------        ------        ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................       0.28        0.32          0.34          0.34        0.34
Net realized and unrealized gain/(loss) on
 investments..............................       0.52        0.25          0.51         (0.12)      (0.33)
                                           ----------      ------        ------        ------      ------
Total from investment operations..........       0.80        0.57          0.85          0.22        0.01
                                           ----------      ------        ------        ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income......      (0.29)      (0.33)        (0.34)        (0.35)      (0.34)
Distributions from net realized gains.....      (0.31)      (0.07)           --         (0.08)      (0.39)
                                           ----------      ------        ------        ------      ------
Total distributions.......................      (0.60)      (0.40)        (0.34)        (0.43)      (0.73)
                                           ----------      ------        ------        ------      ------
Net asset value, end of period............ $    10.68      $10.48        $10.31        $ 9.80      $10.01
                                           ==========      ======        ======        ======      ======
TOTAL RETURN(B)...........................       7.76%       5.60%         8.73%         2.28%      (0.03)%
                                           ==========      ======        ======        ======      ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)...... $      656      $  656        $  678        $  207      $  419
Ratio of operating expenses to average net
 assets...................................       2.00%       1.70%         1.76%         1.75%       1.73%
Ratio of net investment income to average
 net assets...............................       2.66%       3.08%         3.30%         3.51%       3.19%
Portfolio turnover rate...................          4%         17%           19%            6%         32%
Ratio of operating expenses to average net
 assets without expense waivers...........       2.00%       1.70%         1.76%         1.75%       1.73%

------------

(a) The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                              K SHARES
--------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR        YEAR
         ENDED         ENDED         ENDED         ENDED       ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)     6/30/99
--------------------------------------------------------------------
    $    10.46     $  10.29      $   9.79      $  10.03     $  10.74
    ----------     --------      --------      --------     --------
          0.36         0.40          0.41          0.41         0.42
          0.51         0.24          0.50         (0.15)       (0.32)
    ----------     --------      --------      --------     --------
          0.87         0.64          0.91          0.26         0.10
    ----------     --------      --------      --------     --------
         (0.36)       (0.40)        (0.41)        (0.42)       (0.42)
         (0.31)       (0.07)           --         (0.08)       (0.39)
    ----------     --------      --------      --------     --------
         (0.67)       (0.47)        (0.41)        (0.50)       (0.81)
    ----------     --------      --------      --------     --------
    $    10.66     $  10.46      $  10.29      $   9.79     $  10.03
    ==========     ========      ========      ========     ========
          8.58%        6.38%         9.45%         2.73%        0.82%
    ==========     ========      ========      ========     ========
    $   78,292     $100,635      $122,217      $134,676     $173,863
          1.25%        0.95%         1.01%         1.00%        0.98%
          3.41%        3.83%         4.05%         4.26%        3.94%
             4%          17%           19%            6%          32%
          1.25%        0.95%         1.01%         1.00%        0.98%

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                             ---------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR       YEAR
                                                  ENDED         ENDED         ENDED         ENDED      ENDED
                                             6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99
                                             ---------------------------------------------------------------
Net asset value, beginning of period........  $ 10.45       $ 10.28       $  9.78       $ 10.02      $ 10.73
                                              -------       -------       -------       -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................     0.38          0.42          0.43          0.44         0.45
Net realized and unrealized gain/(loss) on
 investments................................     0.52          0.25          0.51         (0.16)       (0.32)
                                              -------       -------       -------       -------      -------
Total from investment operations............     0.90          0.67          0.94          0.28         0.13
                                              -------       -------       -------       -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income........    (0.39)        (0.43)        (0.44)        (0.44)       (0.45)
Distributions from net realized gains.......    (0.31)        (0.07)           --         (0.08)       (0.39)
                                              -------       -------       -------       -------      -------
Total distributions.........................    (0.70)        (0.50)        (0.44)        (0.52)       (0.84)
                                              -------       -------       -------       -------      -------
Net asset value, end of period..............  $ 10.65       $ 10.45       $ 10.28       $  9.78      $ 10.02
                                              =======       =======       =======       =======      =======
TOTAL RETURN(B).............................     8.87%         6.64%         9.74%         2.98%        1.08%
                                              =======       =======       =======       =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)........  $   229       $   208       $   370       $ 2,381      $ 2,827
Ratio of operating expenses to average net
 assets.....................................     1.00%         0.70%         0.76%         0.75%        0.73%
Ratio of net investment income to average
 net assets.................................     3.66%         4.08%         4.30%         4.51%        4.19%
Portfolio turnover rate.....................        4%           17%           19%            6%          32%
Ratio of operating expenses to average net
 assets without expense waivers.............     1.00%         0.70%         0.76%         0.75%        0.73%

------------

(a) The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Tax-Free Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Tax-Free Bond Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by Board-approved pricing vendors or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $341 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for dividend designations were

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, Munder Capital Management (the "Advisor") is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $133,508 before payment of sub-administration fees and $33,941 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $8,867 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $0 to Comerica Securities and $222,235 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $3,286,700 and $29,043,469 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $7,657,199 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $4,082 and net appreciation for Federal income tax purposes was $7,653,117. At June 30, 2003, aggregate cost for Federal income tax purposes was $78,819,388.

6. GEOGRAPHIC CONCENTRATION

   The Fund may invest more than 25% of its assets in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2003, investments in these insured securities represented 42.3% of the Fund.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $2,136.

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                             TAX-EXEMPT                        LONG-TERM
                               INCOME      ORDINARY INCOME    CAPITAL GAIN      TOTAL
                             -----------------------------------------------------------
June 30, 2003..............  $3,241,382       $199,330         $2,888,233     $6,328,945
June 30, 2002..............   4,484,221             --                 --      4,484,221

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED
  ORDINARY        LONG-TERM       UNREALIZED
   INCOME           GAIN         APPRECIATION      TOTAL
-----------------------------------------------------------
   $39,737        $972,348        $7,653,117     $8,665,202

   The differences between book and tax distributable earnings are primarily due to deferred Trustees' fees.

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

                 NOMINEES:                                    NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr. .........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,908,361.400
Against.....................................................         67.003
Abstain.....................................................     70,868.426
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,888,055.575
Against.....................................................     20,172.820
Abstain.....................................................     71,068.434
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.B -- BORROWING

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,886,744.519
Against.....................................................     21,739.888
Abstain.....................................................     70,812.422
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.C -- SENIOR SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,888,055.575
Against.....................................................     20,428.833
Abstain.....................................................     70,812.421
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,908,161.391
Against.....................................................        323.016
Abstain.....................................................     70,812.422
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.E -- REAL ESTATE

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,900,146.066
Against.....................................................     20,612.839
Abstain.....................................................     58,537.924
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.F -- MAKING LOANS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,887,145.536
Against.....................................................     20,612.839
Abstain.....................................................     71,538.454
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,899,489.040
Against.....................................................     21,483.875
Abstain.....................................................     58,323.914
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.H -- COMMODITIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,898,709.007
Against.....................................................     22,049.898
Abstain.....................................................     58,537.924
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,899,890.056
Against.....................................................     20,868.849
Abstain.....................................................     58,537.924
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,907,721.375
Against.....................................................        763.033
Abstain.....................................................     70,812.421
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,900,200.069
Against.....................................................        453.016
Abstain.....................................................     78,643.744
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                              NO. OF SHARES
                                                              -------------
For.........................................................  7,887,585.555
Against.....................................................     20,428.833
Abstain.....................................................     71,282.441
Broker Non-votes............................................    357,074.000
TOTAL.......................................................  8,336,370.829

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    7,900,800.092
Against...................................................       20,428.833
Abstain...................................................       58,067.904
Broker Non-votes..........................................      357,074.000
TOTAL.....................................................    8,336,370.829

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                              NO. OF SHARES
                                                              -------------
For.......................................................    7,900,020.059
Against...................................................       21,208.865
Abstain...................................................       58,067.905
Broker Non-votes..........................................      357,074.000
TOTAL.....................................................    8,336,370.829

9. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF                        COMPLEX
                                              OFFICE(1) AND     PRINCIPAL       OVERSEEN        OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)        BY       DIRECTORSHIPS
                               THE MUNDER         TIME            DURING       DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS     TRUSTEE    DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,          32       None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western Michigan
                                                             University (7/95
                                                             to 12/98).

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF                        COMPLEX
                                              OFFICE(1) AND     PRINCIPAL       OVERSEEN        OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)        BY       DIRECTORSHIPS
                               THE MUNDER         TIME            DURING       DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS     TRUSTEE    DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------
John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and         32       None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger Company
Age 56                                                       (construction
                                                             company) (since
                                                             1991).
David J. Brophy             Director/Trustee  Indefinite     Professor of         32       None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan-Business
Birmingham, MI 48009                                         School (since
Age 67                                                       8/66).
Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,      32       None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).
Thomas D. Eckert            Director/Trustee  Indefinite     Director,            32       None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer, Capital
Birmingham, MI 48009                                         Automotive REIT
Age 55                                                       (real estate
                                                             investment trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).
John Engler                 Director/Trustee  Indefinite     President of         32       Universal Forest
c/o The Munder Funds                          since 2/03     State and Local               Products, Inc.
480 Pierce Street                                            Government/Vice               (manufacturer
Suite 300                                                    President of                  and distributor
Birmingham, MI 48009                                         Government                    of lumber
Age 54                                                       Solutions for                 products) (since
                                                             North America,                1/03); Northwest
                                                             Electronic Data               Airlines (since
                                                             Systems Corp.                 4/03).
                                                             (computer
                                                             services) (since
                                                             1/03); Governor
                                                             of the State of
                                                             Michigan (1/91
                                                             to 1/03).

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF                        COMPLEX
                                              OFFICE(1) AND     PRINCIPAL       OVERSEEN        OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)        BY       DIRECTORSHIPS
                               THE MUNDER         TIME            DURING       DIRECTOR/       HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)      PAST 5 YEARS     TRUSTEE    DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------
Arthur T. Porter            Director/Trustee  Indefinite     President and        32       None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99); Professor
                                                             with Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of         32       CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                       Corporation
Suite 102                                                    Enterprises, LLC              (energy company)
Bloomfield Hills, MI 48301                                   (consulting                   (since 12/02);
Age 64                                                       company) (since               Guilford Mills,
                                                             6/99); Chairman               Inc. (supplier
                                                             of Munder                     of automotive
                                                             Capital                       textile
                                                             Management                    products) (since
                                                             (investment                   10/02).
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

--------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER TAX-FREE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                                              OFFICE(1) AND
                            POSITION(S) WITH    LENGTH OF
                               THE MUNDER         TIME
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;  Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00     Munder Capital Management (investment
Suite 300                                                    advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                         Officer/Fixed Income of Munder Capital
Age 42                                                       Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;  General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00     (investment advisor) (since 7/00); Deputy
Suite 300                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                         Management, Inc. (investment advisor) (12/92
Age 45                                                       to 7/00).
Peter K. Hoglund            Vice President    through 2/04;  Chief Administration Officer of Munder
480 Pierce Street                             since 2/01     Capital Management (investment advisor)
Suite 300                                                    (since 5/00); Associate of Heartland
Birmingham, MI 48009                                         Industrial Partners (a private equity group)
Age 37                                                       (10/99 to 5/00); Sr. Portfolio Manager of
                                                             Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;  Controller of Munder Capital Management
480 Pierce Street                             since 8/01     (investment advisor) (since 6/01); Corporate
Suite 300                                                    Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                         Corporation (automotive manufacturer) (9/99
Age 34                                                       to 6/01); Manager, Audit and Business
                                                             Advisory Practice, Arthur Andersen LLP (5/95
                                                             to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund from investment income, 94.2% is tax exempt for regular income tax purposes.

   $2,888,233 has been designated as capital gain dividends for purposes of the dividends paid deduction of which 100% represents 20% rate gains.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Tax-Free Bond Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Bond Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Tax-Free Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNTFBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                 MUNDER TAX-FREE
                                                               MONEY MARKET FUND
                                                           Class A, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. The three-month Treasury bill, a proxy for money market returns, generated a 1.53% return for the one-year time period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information on the performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  1          Portfolio of Investments
                  24         Statement of Assets and Liabilities
                  26         Statement of Operations
                  27         Statements of Changes in Net Assets
                  28         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  30         Financial Highlights
                  33         Notes to Financial Statements
                  46         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 93.1%
   ALABAMA -- 1.5%
$1,000,000      Huntsville, Alabama, GO,
                  Refunding Warrants,
                  Series D,
                  4.500% due 11/01/2003          AA          Aa2         $  1,011,365
 1,000,000      Mobile, Alabama, Dock &
                  Wharf Revenue, Refunding,
                  Holnam, Inc. Project,
                  Series A, (Bayerische
                  Landesbank, LOC),
                  0.900% due 06/01/2032+        A-1+        VMIG1           1,000,000
 2,500,000      Mobile, Alabama, Industrial
                  Development Board Dock &
                  Wharf Revenue, Refunding,
                  Holnam, Inc. Project,
                  Series B, (Wachovia Bank,
                  LOC),
                  0.950% due 06/01/2032+         A-1        VMIG1           2,500,000
                                                                         ------------
                                                                            4,511,365
                                                                         ------------
   ARIZONA -- 2.8%
 3,400,000      Apache County, Arizona,
                  Industrial Development
                  Authority, Industrial
                  Development Revenue,
                  (Tucson Electric -- 83C),
                  (Society Generale, LOC),
                  1.050% due 12/15/2018+        A-1+        VMIG1           3,400,000
 1,310,000      Arizona Health Facilities
                  Authority Revenue,
                  Community Behavioral
                  Health Property (Wells
                  Fargo Bank, N.A., LOC),
                  1.000% due 08/01/2025+        A-1+          NR            1,310,000

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   ARIZONA (CONTINUED)
$3,750,000      Pima County, Arizona
                  Industrial Development
                  Authority, (Tucson
                  Electric), (Toronto
                  Dominion, LOC),
                  0.950% due 12/01/2022+         A-1        VMIG1        $  3,749,985
                                                                         ------------
                                                                            8,459,985
                                                                         ------------
   CALIFORNIA -- 1.5%
 1,500,000      California State Department
                  of Water Resources, Power
                  Supply Revenue, Series
                  C-9, (Citibank, N.A.,
                  LOC),
                  0.900% due 05/01/2022         A-1+        VMIG1           1,500,000
 3,000,000      Irvine Ranch, California,
                  Water District, GO,
                  Numbers 105, 140, 240 &
                  250, (State Street Bank &
                  Trust Company, LOC),
                  0.900% due 01/01/2021         A-1+        VMIG1           3,000,000
                                                                         ------------
                                                                            4,500,000
                                                                         ------------
   COLORADO -- 3.7%
 1,500,000      Adams County, Colorado,
                  Industrial Development
                  Revenue, Clear Creek
                  Business (Citibank LOC),
                  0.950% due 11/01/2008+         NR         VMIG1           1,500,000
 1,065,000      Boulder County, Colorado,
                  Development Revenue,
                  Humane Society, Inc.
                  Project, (Wells Fargo
                  Bank, N.A., LOC),
                  1.100% due 05/01/2020+         NR           NR            1,065,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   COLORADO (CONTINUED)
$1,000,000      Colorado Educational &
                  Cultural Facilities
                  Authority Revenue, Regis
                  Jesuit HS Project, (Wells
                  Fargo Bank, N.A., LOC),
                  1.000% due 12/01/2033         A-1+          NR         $  1,000,000
 1,000,000      Colorado Springs, Colorado,
                  Pikes Peak Mental Health
                  Revenue, (Wells Fargo
                  Bank, N.A., LOC),
                  1.000% due 03/15/2023         A-1+          NR            1,000,000
 1,000,000      Crystal Valley, Colorado,
                  Metropolitan District
                  Number 1, (Wells Fargo
                  Bank, N.A., LOC),
                  1.000% due 05/01/2032         A-1+          NR            1,000,000
   970,000      Denver, Colorado, Health &
                  Hospital Authority
                  Healthcare Revenue, Series
                  A, (Bank One Colorado,
                  N.A., LOC),
                  1.050% due 12/01/2032          A-1        VMIG1             970,000
 2,000,000      Platte River Power
                  Authority, Colorado
                  Electric Revenue,
                  Subordinated Lien, Series
                  S-1, (Morgan Guarantee
                  Trust, SPA),
                  0.950% due 06/01/2018+        A-1+        VMIG1           2,000,000
 2,700,000      Superior Metropolitan
                  District Number 3 Company,
                  (U.S. Bank, N.A., LOC),
                  1.550% due 12/01/2018+         A-1          NR            2,700,000
                                                                         ------------
                                                                           11,235,000
                                                                         ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CONNECTICUT -- 0.7%
$1,000,000      Connecticut State Health &
                  Educational Facilities
                  Revenue, Taft School,
                  Series E, (First Union
                  National Bank, LOC),
                  0.920% due 07/01/2030+         NR         VMIG1        $  1,000,000
 1,000,000      Connecticut State, GO,
                  Refunding, Series E,
                  3.000% due 11/15/2003          AA          Aa2            1,008,012
                                                                         ------------
                                                                            2,008,012
                                                                         ------------
   FLORIDA -- 3.2%
 1,000,000      Florida, Gulf Coast
                  University Foundation,
                  Inc., Certificates of
                  Participation, (Wachovia
                  Bank, LOC),
                  1.100% due 08/01/2032+         NR         VMIG1           1,000,000
 3,000,000      Palm Beach County, Florida
                  Revenue, Community
                  Foundation Palm Beach
                  Project, (Northern Trust
                  Company, LOC),
                  1.000% due 07/01/2034+        A-1+          NR            3,000,000
 2,500,000      Palm Beach County, Florida
                  Revenue, GO, Norton
                  Gallery, Inc. Project,
                  (Northern Trust Company,
                  LOC),
                  1.000% due 05/01/2025+        A-1+          NR            2,500,000
 3,000,000      Pinellas County, Florida,
                  Educational Facilities
                  Authority Revenue,
                  Shorecrest Preparation
                  School Project, (SunTrust
                  Bank, LOC),
                  0.950% due 07/01/2020          NR         VMIG1           3,000,000
                                                                         ------------
                                                                            9,500,000
                                                                         ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   GEORGIA -- 2.1%
$  980,000      Burke County, Georgia,
                  Development Authority
                  Pollution Control Revenue,
                  Oglethorpe Power
                  Corporation, Series A,
                  (FGIC Insured),
                  0.950% due 01/01/2016+        A-1+        VMIG1        $    980,000
 1,000,000      Chatham County, Georgia,
                  School District, GO, (MBIA
                  Insured),
                  6.750% due 08/01/2003          AAA         Aaa            1,024,762
 1,365,000      Clayton County, Georgia,
                  Housing Authority
                  Multifamily Housing
                  Revenue, Refunding,
                  Huntington Woods, Series
                  A, (FSA Insured), (Societe
                  Generale, SPA),
                  1.500% due 01/01/2021+        A-1+        VMIG1           1,365,000
 2,000,000      Cobb County, Georgia,
                  Development Authority
                  Revenue, North Cobb
                  Christian School, Series
                  A,
                  1.000% due 03/01/2015+         NR          Aa2            2,000,000
   900,000      De Kalb Private Hospital
                  Authority Revenue,
                  Anticipation Certificates,
                  ESR Children's Health,
                  Series A (SunTrust Bank,
                  LOC),
                  0.950% due 12/01/2028+         NR         VMIG1             900,000
                                                                         ------------
                                                                            6,269,762
                                                                         ------------
   HAWAII -- 0.3%
 1,000,000      Hawaii State, GO, Refunding,
                  (FGIC Insured),
                  6.000% due 09/01/2003          AAA         Aaa            1,008,204
                                                                         ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   ILLINOIS -- 11.1%
$1,600,000      Chicago, Illinois, GO, (FGIC
                  Insured),
                  5.375% due 01/01/2013          AAA         Aaa         $  1,666,216
 3,500,000      Illinois Development Finance
                  Authority Revenue,
                  Adjusted World
                  Communications, Inc.,
                  (Lasalle Bank, N.A., LOC),
                  1.000% due 08/01/2015+         NR         VMIG1           3,500,000
 2,225,000      Illinois Development Finance
                  Authority, Industrial
                  Revenue, Tajon Warehouse,
                  Series B, (Bank of
                  Kentucky, LOC),
                  1.030% due 01/01/2010+         A-1          NR            2,225,000
                Illinois Educational
                  Facilities Authority
                  Revenues:
 1,100,000        Adjusted Chicago
                  Children's Museum, (Bank
                  One, N.A., LOC),
                  1.050% due 02/01/2028+         A-1        VMIG1           1,100,000
 1,100,000        Columbia College, (Harris
                  Trust & Savings Bank,
                  LOC),
                  0.950% due 06/01/2030+        A-1+          NR            1,100,000
 4,635,000      Illinois Health Facilities
                  Authority, Advocate Health
                  Care, Series B, (Multi
                  LOC's),
                  1.050% due 08/15/2022+         A-1        VMIG1           4,635,000
                Illinois Health Facilities
                  Authority Revenue:
 5,600,000        Swedish Covenant Hospital,
                  Series A, (AMBAC Insured),
                  (Harris Trust & Savings
                  Bank, SPA),
                  1.030% due 08/15/2029+        A-1+        VMIG1           5,600,000
 2,000,000        Southern Illinois
                  Healthcare Inc., (Firstar
                  Bank, LOC),
                  1.000% due 03/01/2031+         NR         VMIG1           2,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   ILLINOIS (CONTINUED)
$4,000,000      Illinois State Toll Highway
                  Authority, Toll Highway
                  Priority Revenue,
                  Refunding, Series B, (MBIA
                  Insured), (Societe
                  Generale, LOC),
                  0.900% due 01/01/2010+        A-1+        VMIG1        $  4,000,000
 1,150,000      Illinois State, GO, (FGIC
                  Insured),
                  5.250% due 07/01/2003          AAA         Aaa            1,150,000
 1,000,000      Regional Transnational
                  Authority, Illinois,
                  Series A, (AMBAC Insured),
                  6.000% due 06/01/2009          AAA         Aaa            1,065,560
 1,000,000      Sangamon County, Illinois,
                  School District Number 186
                  Springfield, Tax
                  Anticipation Warrants,
                  2.000% due 12/18/2003         SP-1+         NR            1,003,935
 1,700,000      Schaumburg, Illinois, GO,
                  Series A, (Northern Trust
                  Company, SPA),
                  1.000% due 12/01/2013+        A-1+        VMIG1           1,700,000
 2,810,000      West Chicago, Illinois,
                  Industrial Development
                  Revenue, Refunding, Liquid
                  Container Project, (Bank
                  of America, LOC),
                  1.050% due 03/01/2015+         NR          Aa1            2,810,000
                                                                         ------------
                                                                           33,555,711
                                                                         ------------
   INDIANA -- 3.2%
 1,600,000      Franklin County, Indiana,
                  Economic Development
                  Revenue, Sisters St.
                  Francis Project, (Banc
                  One, LOC),
                  1.050% due 12/01/2018+         A-1          NR            1,600,000
 2,000,000      Indiana Bond Bank Revenue,
                  Midyear Funding Program
                  Notes, Series A,
                  1.250% due 04/15/2004         SP-1+        MIG1           2,005,011

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   INDIANA (CONTINUED)
$3,000,000      Indiana Health Facility
                  Financing Authority
                  Hospital Revenue, Clarian
                  Health Obligation Group,
                  Series C, (Westdeutsche
                  Landesbank, SPA),
                  0.950% due 03/01/2030+        A-1+        VMIG1        $  3,000,000
 3,000,000      Indiana Municipal Power
                  Supply Systems Revenue,
                  Refunding, Series A,
                  (Toronto-Dominion Bank,
                  LOC),
                  0.950% due 01/01/2018+         A-1        VMIG1           3,000,000
                                                                         ------------
                                                                            9,605,011
                                                                         ------------
   IOWA -- 1.2%
 1,180,000      Iowa Finance Authority Child
                  Services Revenue,
                  Childserve Project, Series
                  B, (Wells Fargo Bank,
                  N.A., LOC),
                  1.100% due 06/01/2017+         NR           NR            1,180,000
 1,500,000      Iowa Higher Education Loan
                  Authority Revenue, Private
                  College Facility, (Lasalle
                  Bank, N.A., LOC),
                  1.000% due 11/01/2032          A-1          NR            1,500,000
 1,025,000      Ottumwa, Iowa, Revenue,
                  Purchase, Ottumwa Regional
                  Health Center, (Wells
                  Fargo Bank, N.A., LOC),
                  1.000% due 10/01/2006+        A-1+          NR            1,025,000
                                                                         ------------
                                                                            3,705,000
                                                                         ------------
   KANSAS -- 1.8%
 1,000,000      Johnson County, Kansas,
                  Unified School District
                  Number 229, GO, Series A,
                  5.750% due 10/01/2003          AA          Aa1            1,011,738

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   KANSAS (CONTINUED)
$2,500,000      Lawrence, Kansas, GO, Temp
                  Notes, Series II,
                  2.250% due 10/01/2003          NR          MIG1        $  2,504,544
 1,000,000      Sedgwick County, Kansas, GO,
                  Series A,
                  2.750% due 08/01/2003          AA+         Aa1            1,001,231
 1,000,000      Wamego, Kansas Pollution
                  Control Revenue,
                  Refunding, Utilicorp
                  United Inc. Project, (Bank
                  One Chicago, N.A., LOC),
                  1.050% due 03/01/2026+         A-1         P-1            1,000,000
                                                                         ------------
                                                                            5,517,513
                                                                         ------------
   KENTUCKY -- 2.5%
 2,680,000      Covington, Kentucky,
                  Industrial Building
                  Revenue, Baptist
                  Convalescent Project,
                  (Fifth Third Bank, LOC),
                  1.060% due 04/01/2019+         NR           NR            2,680,000
 3,115,000      Jeffersontown, Kentucky,
                  Lease Program Revenue,
                  Kentucky League of Cities
                  Funding Trust, (Firstar
                  Bank, LOC),
                  1.080% due 03/01/2030+         NR         VMIG1           3,115,000
   880,000      Lexington-Fayette Urban
                  County, Kentucky,
                  Government Industrial
                  Building Revenue, Roman
                  Catholic Diocese Project,
                  (Fifth Third Bank, N.A.,
                  LOC),
                  1.000% due 09/01/2015+         NR           NR              880,000

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   KENTUCKY (CONTINUED)
$1,000,000      Newport, Kentucky, Lease
                  Program Revenue, Kentucky
                  League of Cities Funding
                  Trust, (U.S. Bank, N.A.,
                  LOC),
                  1.030% due 04/01/2032+         NR         VMIG1        $  1,000,000
                                                                         ------------
                                                                            7,675,000
                                                                         ------------
   MARYLAND -- 1.9%
 2,800,000      Baltimore County, Maryland,
                  Revenue Bonds, Sheppard &
                  Enoch Pratt Hospital,
                  (Bank of America, LOC),
                  1.050% due 07/01/2022+         NR         VMIG1           2,800,000
 3,000,000      Montgomery County, Maryland,
                  Bond Anticipation Notes,
                  (Westdeutsche Landesbank
                  Girozentrale, LOC),
                  0.950% due 08/12/2003         A-1+         P-1            3,000,000
                                                                         ------------
                                                                            5,800,000
                                                                         ------------
   MASSACHUSETTS -- 0.7%
 2,000,000      Massachusetts State, GO,
                  Bond Anticipation Notes,
                  Series A,
                  4.000% due 09/01/2003         SP-1+        MIG1           2,008,591
                                                                         ------------
   MICHIGAN -- 5.7%
 5,500,000      Kalamazoo County, Michigan,
                  Economic Development
                  Revenue, (Old Kent Bank,
                  LOC),
                  1.060% due 09/01/2015+         NR           NR            5,500,000
                Michigan Municipal Bond
                  Authority Revenue:
 1,500,000        Series A,
                  1.500% due 08/28/2003         SP-1+         NR            1,501,060
 2,300,000        State Revolving Fund,
                  4.950% due 10/01/2003          AAA         Aaa            2,368,074

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   MICHIGAN (CONTINUED)
                Michigan State Hospital
                  Finance Authority Revenue:
$1,000,000        Hospice Of Michigan,
                  (Fifth Third Bank, LOC),
                  0.980% due 09/01/2027+        A-1+          NR         $  1,000,000
 1,915,000        Chelsea Community
                  Hospital, (National City
                  Bank, LOC),
                  1.030% due 05/15/2031+         A-1          NR            1,915,000
                Michigan State Strategic
                  Fund Limited Obligation
                  Revenue:
 1,635,000        Refunding, Goodwill
                  Industrial Project, (Fifth
                  Third Bank, N.A., LOC),
                  1.000% due 02/01/2027+         NR           NR            1,635,000
 2,000,000        Roeper School Project,
                  (Standard Federal Bank,
                  LOC),
                  1.000% due 05/01/2032+         A-1          NR            2,000,000
 1,100,000      Michigan State, Trunk Line,
                  Series A,
                  5.000% due 11/01/2003          AA          Aa3            1,114,343
                                                                         ------------
                                                                           17,033,477
                                                                         ------------
   MINNESOTA -- 1.8%
 1,300,000      Ely, Minnesota, YMCA Greater
                  St. Paul Project, (Wells
                  Fargo Bank NA, LOC),
                  1.030% due 12/01/2012+         NR           NR            1,300,000
 3,000,000      Rochester, Minnesota, Health
                  Care Facilities,
                  1.000% due 07/07/2003         A-1+         AA+            3,000,000
 1,000,000      St. Paul, Minnesota, Capital
                  Improvement, GO, Capital
                  Improvement, Series A,
                  2.000% due 03/01/2004          AAA         Aa2            1,005,954
                                                                         ------------
                                                                            5,305,954
                                                                         ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MISSISSIPPI -- 1.3%
$4,000,000      Mississippi Hospital
                  Equipment & Facilities
                  Authority Revenue, North
                  Mississippi Health
                  Services, Series 1,
                  (Westdeutsche Landesbank,
                  SPA),
                  0.950% due 05/15/2030+        A-1+        VMIG1        $  4,000,000
                                                                         ------------
   NEBRASKA -- 0.4%
 1,210,000      Douglas County, Nebraska,
                  GO, Refunding, Hospital
                  Improvement,
                  4.250% due 07/01/2003          AA+         Aa3            1,210,000
                                                                         ------------
   NEVADA -- 1.0%
 3,000,000      Nevada State, GO, Refunding
                  Colorado River Community
                  Limited Tax,
                  4.400% due 07/01/2003          AA          Aa2            3,000,000
                                                                         ------------
   NEW JERSEY -- 1.2%
 1,500,000      Burlington County, New
                  Jersey, Community Bridge
                  Systems Revenue, (County
                  Guaranteed),
                  5.300% due 10/01/2013          AA          Aa3            1,539,362
 2,000,000      New Jersey State Turnpike
                  Authority, Turnpike
                  Revenue, Adjusted, Series
                  D, (FGIC Insured),
                  (Societe Generale, LOC),
                  0.900% due 01/01/2018         A-1+        VMIG1           2,000,000
                                                                         ------------
                                                                            3,539,362
                                                                         ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   NEW MEXICO -- 1.1%
$1,000,000      Albuquerque, New Mexico,
                  Educational Facilities
                  Revenue, Albuquerque
                  Academy Project, (Bank of
                  America, N.A., SPA),
                  1.050% due 10/15/2016          AA         VMIG1        $  1,000,000
 2,220,000      Santa Fe, New Mexico,
                  Community College
                  District, GO, Refunding,
                  (FSA Insured),
                  1.600% due 08/01/2003          NR          Aaa            2,221,053
                                                                         ------------
                                                                            3,221,053
                                                                         ------------
   NEW YORK -- 2.1%
 1,500,000      Long Island Power Authority,
                  New York Electric System
                  Revenue, Subordinated
                  Subseries 3B,
                  (Westdeutsche Landesbank,
                  LOC),
                  0.950% due 05/01/2033+        A-1+        VMIG1           1,500,000
                New York, New York, GO:
 1,800,000      Adjusted Subseries A-4,
                  (Westdeutsche Landesbank,
                  LOC),
                  0.950% due 08/01/2023         A-1+        VMIG1           1,800,000
 1,900,000      Adjusted Subseries A-4,
                  (Bayerische Landesbank,
                  LOC),
                  0.950% due 08/01/2022         A-1+        VMIG1           1,900,000
 1,000,000      Variable Series B, Subseries
                  B3, (MBIA Insured),
                  0.900% due 08/15/2004+         A-1        VMIG1           1,000,000
                                                                         ------------
                                                                            6,200,000
                                                                         ------------
   NORTH CAROLINA -- 2.8%
 1,235,000      Gastonia, North Carolina,
                  Utilities Systems Revenue,
                  (MBIA Insured),
                  6.100% due 05/01/2019          AAA         Aaa            1,312,471

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   NORTH CAROLINA (CONTINUED)
$1,040,000      Greensboro, North Carolina,
                  Public Improvement,
                  1.000% due 04/01/2019+        A-1+        VMIG1        $  1,040,000
 2,500,000      North Carolina Eastern
                  Municipal Power Agency,
                  Power Systems Revenue,
                  Refunding, Series A,
                  6.500% due 07/01/2003          BBB         Baa3           2,525,000
 1,875,000      North Carolina Medical Care
                  Community Health Care
                  Facilities Revenue,
                  Rutherford Hospital, Inc.
                  Project (Branch Banking &
                  Trust, LOC),
                  1.000% due 09/01/2021+         NR         VMIG1           1,875,000
 1,840,000      North Carolina Medical Care
                  Community Hospital
                  Revenue, J. Arthur Dosher
                  Memorial Hospital, (Branch
                  Banking & Trust, LOC),
                  1.000% due 05/01/2018+         A-1          NR            1,840,000
                                                                         ------------
                                                                            8,592,471
                                                                         ------------
   OHIO -- 7.1%
 2,000,000      Cincinnati, Ohio, City
                  School District, GO, Bond
                  Anticipation Notes,
                  1.300% due 01/20/2004         SP-1+        MIG1           2,004,920
 2,000,000      Dayton, Ohio, City School
                  District, GO, Bond
                  Anticipation Notes,
                  2.000% due 07/10/2003         SP-1+        MIG1           2,000,408
 4,600,000      Franklin County, Ohio,
                  Hospital Revenue, US
                  Health Corporation, Series
                  A, (Morgan Guarantee,
                  LOC),
                  0.950% due 12/01/2021+         NR         VMIG1           4,600,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   OHIO (CONTINUED)
$3,000,000      Kettering, Ohio, City School
                  District, GO, Bond
                  Anticipation Notes,
                  2.000% due 01/16/2004         SP-1+        MIG1        $  3,013,404
 2,000,000      Mahoning County, Ohio,
                  Housing Revenue,
                  Youngstown State
                  University Project, (Bank
                  One, N.A., LOC),
                  0.900% due 02/01/2023+         NR         VMIG1           2,000,000
 4,375,000      Middleburg Heights, Ohio,
                  Hospital Revenue,
                  Southwest General Health,
                  (Keybank NA, LOC),
                  1.060% due 08/15/2022+         A-1          NR            4,375,000
 2,475,000      Montgomery County, Ohio,
                  Society Saint Vincent
                  DePaul, (National City
                  Bank, LOC),
                  1.030% due 12/01/2010+         A-1          NR            2,475,000
 1,000,000      Youngstown, Ohio, City
                  School District, GO, Bond
                  Anticipation Notes,
                  Classroom, Series 1,
                  2.000% due 08/21/2003          NR          MIG1           1,001,220
                                                                         ------------
                                                                           21,469,952
                                                                         ------------
   OREGON -- 2.7%
 3,500,000      Oregon State Health Housing
                  Educational & Cultural
                  Facilities Authority,
                  (Adjusted Assumption
                  Village Project Series A),
                  (Keybank, N.A., LOC),
                  1.050% due 03/01/2033+         NR         VMIG1           3,500,000
 4,550,000      Portland, Oregon Multifamily
                  Revenue, (Harris Trust and
                  Savings Bank, LOC),
                  0.950% due 12/01/2011+        A-1+          NR            4,550,000
                                                                         ------------
                                                                            8,050,000
                                                                         ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   PENNSYLVANIA -- 6.5%
$2,700,000      Allegheny County,
                  Pennsylvania,
                  Redevelopment Authority,
                  Brentwood Towne Square
                  Project, Series A
                  (National City Bank, LOC),
                  1.060% due 11/01/2019+         NR           NR         $  2,700,000
 1,200,000      Allentown, Pennsylvania,
                  Commercial & Industrial
                  Development, Diocese of
                  Allentown, (First Union
                  National Bank, LOC),
                  1.000% due 12/01/2029+         NR          Aa2            1,200,000
 1,000,000      Allentown, Pennsylvania, GO,
                  Refunding, (AMBAC
                  Insured),
                  5.550% due 07/15/2007          AAA         Aaa            1,001,729
 1,485,000      Chester County,
                  Pennsylvania, Health &
                  Educational Facilities
                  Authority Revenue, Barclay
                  Friends Project, Series A,
                  0.950% due 08/01/2025          A-1        VMIG1           1,485,000
 1,500,000      Chester County,
                  Pennsylvania, Industrial
                  Development Authority
                  Revenue, Archdiocese of
                  Philadelphia, (Wachovia
                  Bank, N.A., LOC),
                  1.000% due 07/01/2031+         NR         VMIG1           1,500,000
 1,500,000      Delaware Valley,
                  Pennsylvania, Regional
                  Finance Authority, Local
                  Government Revenue, Mode
                  1, (Toronto Dominion Bank,
                  LOC),
                  0.950% due 08/01/2016+         A-1        VMIG1           1,500,000
 1,000,000      Downington, Pennsylvania,
                  Municipal Water Authority
                  Revenue, Series A, (AMBAC
                  Insured),
                  5.800% due 09/01/2003+         AAA         Aaa            1,007,669

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   PENNSYLVANIA (CONTINUED)
$2,400,000      Erie County, Pennsylvania,
                  Hospital Authority
                  Revenue, Hamot Health
                  Foundation, (AMBAC
                  Insured), (National City
                  Bank PA, SPA),
                  1.000% due 05/15/2020+         AAA        VMIG1        $  2,400,000
 1,500,000      Fox Chapel, Pennsylvania,
                  Area School District, GO,
                  Refunding, (State Aid
                  Withholding),
                  5.500% due 08/15/2008          NR          Aa3            1,508,157
 1,000,000      Karns City, Pennsylvania,
                  Area School District, GO,
                  (MBIA Insured),
                  5.600% due 09/01/2003+         AAA         Aaa            1,007,335
 4,305,000      Washington County,
                  Pennsylvania, Authority
                  Lease Revenue, Higher
                  Education Pooled Equipment
                  Lease, (First Union
                  National Bank, LOC),
                  1.100% due 11/01/2005+         NR         VMIG1           4,305,000
                                                                         ------------
                                                                           19,614,890
                                                                         ------------
   RHODE ISLAND -- 0.6%
 1,690,000      Rhode Island State, GO,
                  Refunding, Construction
                  Capital Development Loan,
                  (MBIA Insured),
                  6.000% due 08/01/2003          AAA         Aaa            1,696,981
                                                                         ------------
   TENNESSEE -- 5.8%
 2,325,000      Memphis, Tennessee, GO,
                  General Improvement,
                  3.000% due 05/01/2004          AA          Aa2            2,366,415

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   TENNESSEE (CONTINUED)
                Shelby County, Tennessee,
                  Health Educational &
                  Housing Facilities Board
                  Revenue:
$3,000,000        Baptist Memorial Hospital
                  Project, (Bank of America,
                  LOC),
                  0.950% due 07/21/2003         A-1+         P-1         $  3,000,000
 6,135,000        Refunding, Multifamily
                  Housing-Wyndridge, (Credit
                  Suisse, LOC),
                  1.010% due 11/01/2019+         A-1          NR            6,135,000
 1,400,000      Tennessee State, GO, Series
                  A,
                  5.650% due 03/01/2012         A-1+         P-1            1,463,459
 3,000,000      Tennessee State, Tax-Exempt,
                  Series 1997,
                  0.950% due 08/13/2003                                     3,000,000
 1,500,000      Wilson County, Tennessee,
                  GO, Refunding,
                  3.000% due 04/01/2004          NR          Aa3            1,521,196
                                                                         ------------
                                                                           17,486,070
                                                                         ------------
   TEXAS -- 7.2%
 2,645,000      Carrollton, Texas, GO,
                  Refunding, Improvement,
                  4.000% due 08/15/2003          AA          Aa2            2,653,073
 1,000,000      Dallas, Texas, GO,
                  5.625% due 02/15/2004          AAA         Aa1            1,028,058
 1,510,000      Dallas, Texas, Independent
                  School District, GO,
                  Pre-refunded-1999, (PSFG
                  Insured),
                  5.700% due 08/15/2003+         AAA         Aaa            1,517,571
 1,000,000      Harris County, Texas, GO,
                  Criminal Justice Center,
                  7.500% due 10/01/2003          AA+         Aa1            1,016,059
 2,000,000      Houston, Texas, GO, Series
                  C,
                  0.900% due 08/13/2003         A-1+         P-1            2,000,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   TEXAS (CONTINUED)
$1,500,000      Northside, Texas,
                  Independent School
                  District, GO, Series B,
                  (PSFG Insured),
                  1.270% due 08/01/2003          AAA         Aaa         $  1,500,000
 2,000,000      San Antonio, Texas, Electric
                  & Gas Revenue, Unrefunded
                  Balance,
                  6.000% due 02/01/2004          AA+         Aa1            2,057,428
 3,000,000      Texas State, Tax & Revenue
                  Anticipation Notes,
                  2.750% due 08/29/2003         SP-1+        MIG1           3,006,454
                Texas State, GO:
 3,000,000        Refunding, Water Financial
                  Assistance, Series A & C,
                  5.000% due 08/01/2003          AA          Aa1            3,009,201
 1,000,000        Texas Public Finance
                  Authority, Series A,
                  5.375% due 10/01/2003          AA          Aa1            1,009,656
 3,000,000      University of Texas
                  Revenues,
                  0.930% due 12/08/2003         A-1+         P-1            3,000,000
                                                                         ------------
                                                                           21,797,500
                                                                         ------------
   VIRGINIA -- 3.6%
 2,725,000      Arlington County, Virginia,
                  Revenue, Ballston Public
                  Parking, (Citibank, N.A.,
                  LOC),
                  0.950% due 08/01/2017+        A-1+          NR            2,725,000
 4,000,000      Clarke County, Virginia,
                  Industrial Development
                  Authority, Hospital
                  Facilities Revenue,
                  Winchester Medical Center,
                  Inc. (FSA Insured), (Chase
                  Manhattan Bank, SPA),
                  1.150% due 01/01/2030+        A-1+          NR            4,000,000
 1,000,000      Newport News, Virgina, GO,
                  Refunding, Series A,
                  5.000% due 07/01/2004          AA          Aa2            1,040,232

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   VIRGINIA (CONTINUED)
$2,000,000      Richmond, Virginia,
                  Industrial Development
                  Authority Revenue, The
                  Virginia Home, (SunTrust
                  Bank, LOC),
                  1.000% due 07/01/2022+         NR           NR         $  2,000,000
 1,000,000      Virginia College Building
                  Authority, Educational
                  Facilities Revenue,
                  Washington & Lee
                  University Project,
                  5.800% due 01/01/2024          AAA         Aaa            1,043,532
                                                                         ------------
                                                                           10,808,764
                                                                         ------------
   WASHINGTON -- 0.3%
 1,000,000      Washington State Public
                  Power Supply System
                  Revenue, Nuclear Project
                  Number 2, Refunding,
                  Series B, (MBIA-IBC
                  Insured),
                  5.625% due 07/01/2003+         AAA         Aaa            1,000,000
                                                                         ------------
   WEST VIRGINIA -- 0.3%
 1,000,000      West Virginia State, GO,
                  State Road,
                  5.000% due 06/01/2004          AA-         Aa3            1,037,719
                                                                         ------------
   WISCONSIN -- 3.4%
 1,000,000      Fond Du Lac, Wisconsin, GO,
                  Bond Anticipation Notes,
                  1.800% due 04/30/2004          NR          MIG1           1,004,922
 2,000,000      Racine, Wisconsin, Unified
                  School District, Tax &
                  Revenue Anticipation
                  Promissory Notes,
                  1.950% due 07/15/2003          NR          MIG1           2,000,355

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                RATING (UNAUDITED)
PRINCIPAL                                       -------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
   WISCONSIN (CONTINUED)
$3,800,000      Wisconsin State Health &
                  Educational Facilities
                  Authority Revenue,
                  University of Wisconsin
                  Medical Foundation,
                  (Lasalle Bank, N.A., LOC),
                  1.030% due 05/01/2030+         A-1          NR         $  3,800,000
 2,250,000      Wisconsin State, Petroleum
                  Inspection Fee Revenue,
                  Series A,
                  5.500% due 07/01/2003          AA-         Aa3            2,250,000
 1,000,000      Wisconsin State,
                  Transnational Revenue,
                  Series A,
                  5.500% due 07/01/2012          AA-         Aa3            1,045,191
                                                                         ------------
                                                                           10,100,468
                                                                         ------------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $280,523,815)                                                    280,523,815
                                                                         ------------

SHARES
----------
INVESTMENT COMPANY SECURITIES -- 4.1%
 6,629,824      Dreyfus Tax-Exempt Cash
                  Management Fund                                          6,629,824
 5,675,666      Valiant Tax-Exempt Money
                  Market Fund                                              5,675,666
                                                                        ------------

TOTAL INVESTMENT COMPANY SECURITIES
   (Cost $12,305,490)                                                     12,305,490
                                                                        ------------
TOTAL INVESTMENTS
   (Cost $292,829,305)                                        97.2%      292,829,305
OTHER ASSETS AND LIABILITIES (NET)                             2.8         8,570,172
                                                             -----      ------------
NET ASSETS                                                   100.0%     $301,399,477
                                                             =====      ============

------------

+ Variable rate security. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC  -- Federal Guaranty Insurance Corporation
FSA   -- Financial Security Assurance
GO    -- General Obligation Bonds
IBC   -- Insured Bond Certificates
LOC   -- Instruments supported by bank letter of credit
MBIA  -- Municipal Bond Investors Assurance
PSFG  -- Permanent School Fund Guaranteed
SPA   -- Stand by Purchase Agreement

At June 30, 2003 the sector diversification of the Munder Tax-Free Money Market Fund was as follows:

                                                           % OF
                                                        NET ASSETS             VALUE
                                                        ----------------------------
MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes..........................       60.1%        $181,020,897
General Obligations.................................       13.8           41,681,684
Refunded............................................        7.5           22,700,839
Tax-Exempt Commercial Paper.........................        5.7           17,106,181
Revenues............................................        4.0           11,921,602
Insured.............................................        2.0            6,092,612
                                                          -----         ------------
TOTAL MUNICIPAL BONDS AND NOTES.....................       93.1          280,523,815
INVESTMENT COMPANY SECURITIES.......................        4.1           12,305,490
                                                          -----         ------------
TOTAL INVESTMENTS...................................       97.2          292,829,305
OTHER ASSETS AND LIABILITIES (NET)..................        2.8            8,570,172
                                                          -----         ------------
NET ASSETS..........................................      100.0%        $301,399,477
                                                          =====         ============

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE MONEY MARKET FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (see accompanying schedule)...........  $292,829,305
Cash........................................................     2,325,073
Interest receivable.........................................     1,467,229
Dividends receivable........................................        12,587
Receivable for Fund shares sold.............................     8,354,503
Prepaid expenses and other assets...........................        33,839
                                                              ------------
      Total Assets..........................................   305,022,536
                                                              ------------
LIABILITIES:
Payable for investment securities purchased.................     3,329,911
Investment advisory fees payable............................        76,801
Dividends payable...........................................        52,826
Administration fees payable.................................        31,450
Trustees' fees and expenses payable.........................        20,394
Shareholder servicing fees payable..........................        19,450
Distribution fees payable...................................        16,991
Transfer agency/record keeping fees payable.................        14,092
Custody fees payable........................................         4,487
Accrued expenses and other payables.........................        56,657
                                                              ------------
      Total Liabilities.....................................     3,623,059
                                                              ------------
NET ASSETS..................................................  $301,399,477
                                                              ============
Investments, at cost........................................  $292,829,305
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold...........  $    (11,743)
Paid-in capital.............................................   301,411,220
                                                              ------------
                                                              $301,399,477
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 88,890,708
                                                              ============
Class K Shares..............................................  $198,401,729
                                                              ============
Class Y Shares..............................................  $ 14,107,040
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................    88,858,989
                                                              ============
Class K Shares..............................................   198,459,738
                                                              ============
Class Y Shares..............................................    14,114,784
                                                              ============
CLASS A SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $1.00
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $1.00
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................         $1.00
                                                              ============

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $3,808,024
Dividends...................................................     120,730
                                                              ----------
      Total Investment Income...............................   3,928,754
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................     211,604
Shareholder servicing fees:
  Class K Shares............................................     289,210
Investment advisory fees....................................   1,027,043
Administration fees.........................................     398,349
Transfer agency/record keeping fees.........................      66,424
Legal and audit fees........................................      61,910
Custody fees................................................      51,416
Trustees' fees and expenses.................................      21,969
Registration and filing fees................................      20,498
Other.......................................................      27,986
                                                              ----------
      Total Expenses........................................   2,176,409
Fees waived by transfer agent and expenses reimbursed by
  investment advisor........................................      (5,380)
                                                              ----------
Net Expenses................................................   2,171,029
                                                              ----------
NET INVESTMENT INCOME.......................................   1,757,725
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,757,725
                                                              ==========

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $  1,757,725     $  4,212,864
Net realized loss on investments sold...............            --               (5)
                                                      ------------     ------------
Net increase in net assets resulting from
  operations........................................     1,757,725        4,212,859
Dividends to shareholders from net investment
  income:
  Class A Shares....................................      (432,431)      (1,047,870)
  Class K Shares....................................    (1,199,164)      (2,977,104)
  Class Y Shares....................................      (126,130)        (187,890)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................    13,468,655       (5,992,066)
  Class K Shares....................................     2,817,959      (50,504,760)
  Class Y Shares....................................    (5,712,213)       7,940,609
                                                      ------------     ------------
Net increase/(decrease) in net assets...............    10,574,401      (48,556,222)
NET ASSETS:
Beginning of year...................................   290,825,076      339,381,298
                                                      ------------     ------------
End of year.........................................  $301,399,477     $290,825,076
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

Since the Munder Tax-Free Money Market Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

                                                       YEAR ENDED       YEAR ENDED
                                                    JUNE 30, 2003    JUNE 30, 2002
                                                    ------------------------------
CLASS A SHARES:
Sold..............................................  $ 153,369,299    $ 119,441,726
Issued as reinvestment of dividends...............        432,371        1,047,870
Redeemed..........................................   (140,333,015)    (126,481,662)
                                                    -------------    -------------
Net increase/(decrease)...........................  $  13,468,655    $  (5,992,066)
                                                    =============    =============
CLASS K SHARES:
Sold..............................................  $ 196,195,686    $ 188,111,309
Issued as reinvestment of dividends...............            891            1,896
Redeemed..........................................   (193,378,618)    (238,617,965)
                                                    -------------    -------------
Net increase/(decrease)...........................  $   2,817,959    $ (50,504,760)
                                                    =============    =============
CLASS Y SHARES:
Sold..............................................  $  44,989,329    $  31,262,568
Issued as reinvestment of dividends...............          5,494           30,422
Redeemed..........................................    (50,707,036)     (23,352,381)
                                                    -------------    -------------
Net increase/(decrease)...........................  $  (5,712,213)   $   7,940,609
                                                    =============    =============

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE MONEY MARKET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                                -------------------------------------------------------
                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                6/30/03     6/30/02     6/30/01     6/30/00     6/30/99
                                                -------------------------------------------------------
Net asset value, beginning of period........... $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                -------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................   0.005       0.012       0.031       0.029       0.025
                                                -------    --------    --------    --------    --------
Total from investment operations...............   0.005       0.012       0.031       0.029       0.025
                                                -------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income...........  (0.005)     (0.012)     (0.031)     (0.029)     (0.025)
                                                -------    --------    --------    --------    --------
Total distributions............................  (0.005)     (0.012)     (0.031)     (0.029)     (0.025)
                                                -------    --------    --------    --------    --------
Net asset value, end of period................. $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                =======    ========    ========    ========    ========
TOTAL RETURN(B)................................    0.52%       1.24%       3.09%       2.94%       2.51%
                                                =======    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........... $88,891    $ 75,422    $ 81,414    $ 80,887    $ 67,847
Ratio of operating expenses to average net
 assets........................................    0.82%       0.75%       0.81%       0.81%       0.80%
Ratio of net investment income to average net
 assets........................................    0.54%       1.24%       3.03%       2.89%       2.48%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements................................    0.82%       0.75%       0.81%       0.81%       0.80%

------------

(a) The Munder Tax-Free Money Market Fund Class A Shares and Class K Shares commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                          K SHARES
------------------------------------------------------------
        YEAR        YEAR        YEAR        YEAR        YEAR
       ENDED       ENDED       ENDED       ENDED       ENDED
     6/30/03     6/30/02     6/30/01     6/30/00     6/30/99
------------------------------------------------------------
    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    --------    --------    --------    --------    --------
       0.006       0.013       0.031       0.030       0.026
    --------    --------    --------    --------    --------
       0.006       0.013       0.031       0.030       0.026
    --------    --------    --------    --------    --------
      (0.006)     (0.013)     (0.031)     (0.030)     (0.026)
    --------    --------    --------    --------    --------
      (0.006)     (0.013)     (0.031)     (0.030)     (0.026)
    --------    --------    --------    --------    --------
    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    ========    ========    ========    ========    ========
        0.62%       1.34%       3.19%       3.04%       2.61%
    ========    ========    ========    ========    ========
    $198,402    $195,584    $246,089    $229,726    $289,536
        0.72%       0.65%       0.71%       0.71%       0.70%
        0.64%       1.34%       3.16%       2.99%       2.57%
        0.72%       0.65%       0.71%       0.71%       0.70%

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                     Y SHARES
                                                ---------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                6/30/03    6/30/02    6/30/01    6/30/00    6/30/99
                                                ---------------------------------------------------
Net asset value, beginning of period........... $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................   0.008      0.015      0.033      0.032      0.027
                                                -------    -------    -------    -------    -------
Total from investment operations...............   0.008      0.015      0.033      0.032      0.027
                                                -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income...........  (0.008)    (0.015)    (0.033)    (0.032)    (0.027)
                                                -------    -------    -------    -------    -------
Total distributions............................  (0.008)    (0.015)    (0.033)    (0.032)    (0.027)
                                                -------    -------    -------    -------    -------
Net asset value, end of period................. $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                =======    =======    =======    =======    =======
TOTAL RETURN(B)................................    0.77%      1.49%      3.34%      3.20%      2.76%
                                                =======    =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........... $14,107    $19,819    $11,879    $16,541    $21,791
Ratio of operating expenses to average net
 assets........................................    0.57%      0.50%      0.56%      0.56%      0.55%
Ratio of net investment income to average net
 assets........................................    0.79%      1.49%      3.31%      3.14%      2.73%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements................................    0.57%      0.50%      0.56%      0.56%      0.55%

------------

(a) The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 3 classes of shares -- Class A, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Tax-Free Money Market Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $344 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, Munder Capital Management (the "Advisor") is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the year ended June 30, 2003 in an amount totaling $5,036.

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $398,349 before payment of sub-administration fees and $101,336 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $19,719 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund.

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS K
SHARES        SHARES
12b-1 FEES   SERVICE FEES
-------------------------
  0.25%         0.15%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

year ended June 30, 2003, the Fund paid $0 to Comerica Securities and $289,030 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. DISTRIBUTIONS TO SHAREHOLDERS

   During the years ended June 30, 2003 and June 30, 2002, distributions of $1,757,725 and $4,212,864, respectively, were paid to shareholders from tax-exempt income on a tax basis.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED
 TAX-EXEMPT        CAPITAL
   INCOME       LOSS CARRYOVER    TOTAL
----------------------------------------
   $67,568         $(8,090)      $59,478

   The differences between book and tax distributable earnings are primarily due to dividends payable at year end.

6. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $8,090 of unused capital losses of which $8,085 and $5 expire in 2008 and 2011, respectively.

   At June 30, 2003, aggregate cost for Federal income tax purposes was $292,829,305.

7. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy............................  For            1,412,842,369.064
                                             Withhold           2,751,473.058
                                             TOTAL          1,415,593,842.122
Joseph E. Champagne........................  For            1,412,911,837.169
                                             Withhold           2,682,004.953
                                             TOTAL          1,415,593,842.122
Thomas D. Eckert...........................  For            1,412,891,621.682
                                             Withhold           2,702,220.440
                                             TOTAL          1,415,593,842.122
Charles W. Elliott.........................  For            1,412,822,697.046
                                             Withhold           2,771,145.076
                                             TOTAL          1,415,593,842.122
John Engler................................  For            1,411,422,159.584
                                             Withhold           4,171,682.538
                                             TOTAL          1,415,593,842.122
Michael T. Monahan.........................  For            1,412,287,359.761
                                             Withhold           3,306,482.361
                                             TOTAL          1,415,593,842.122
Arthur T. Porter...........................  For            1,412,260,202.958
                                             Withhold           3,333,639.164
                                             TOTAL          1,415,593,842.122
John Rakolta, Jr. .........................  For            1,412,413,777.052
                                             Withhold           3,180,065.070
                                             TOTAL          1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,931,160.862
Against...................................................    1,137,096.668
Abstain...................................................      267,955.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,764,330.557
Against...................................................    1,303,926.973
Abstain...................................................      267,955.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,500,557.389
Against...................................................    1,567,700.141
Abstain...................................................      267,955.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,509,390.145
Against...................................................    1,558,862.385
Abstain...................................................      267,960.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,725,168.382
Against...................................................    1,343,089.148
Abstain...................................................      267,955.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,510,817.297
Against...................................................    1,557,440.234
Abstain...................................................      267,955.439
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,316,989.875
Against...................................................    1,750,424.656
Abstain...................................................      268,798.439
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,510,787.297
Against...................................................    1,557,470.234
Abstain...................................................      267,955.439
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,376,917.562
Against...................................................    1,691,339.968
Abstain...................................................      267,955.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,509,972.145
Against...................................................    1,557,437.385
Abstain...................................................      268,803.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,400,291.527
Against...................................................    1,667,123.003
Abstain...................................................      268,798.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,508,519.145
Against...................................................    1,341,243.997
Abstain...................................................      486,449.828
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,508,522.145
Against...................................................    1,558,892.385
Abstain...................................................      268,798.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,241,713.827
Against...................................................    1,825,700.703
Abstain...................................................      268,798.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................  187,357,039.050
Against...................................................    1,710,375.480
Abstain...................................................      268,798.440
Broker Non-votes..........................................   61,738,146.000
TOTAL.....................................................  251,074,358.970

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

8. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY   OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST     DIRECTOR/          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,           32       None
c/o The Munder Funds        and Chairman      since 11/89     self- employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and          32       None
c/o The Munder Funds        and Vice          since 2/93      Chief Executive
480 Pierce Street           Chairman                          Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger
Age 56                                                        Company
                                                              (construction
                                                              company) (since
                                                              1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of          32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business School
Age 67                                                        (since 8/66).

Joseph E. Champagne         Director/Trustee  Indefinite      Vice President,       32       None
c/o The Munder Funds                          since 11/89     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 65                                                        9/97).


MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY   OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST     DIRECTOR/          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite      Director,             32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Capital
Age 55                                                        Automotive REIT
                                                              (real estate
                                                              investment
                                                              trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trustee  Indefinite      President of          32       Universal Forest
c/o The Munder Funds                          since 2/03      State and Local                Products, Inc.
480 Pierce Street                                             Government/Vice                (manufacturer and
Suite 300                                                     President of                   distributor of
Birmingham, MI 48009                                          Government                     lumber products)
Age 54                                                        Solutions for                  (since 1/03);
                                                              North America,                 Northwest Airlines
                                                              Electronic Data                (since 4/03).
                                                              Systems Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of the
                                                              State of
                                                              Michigan (1/91
                                                              to 1/03).
Arthur T. Porter            Director/Trust    Indefinite      President and         32       None
3990 John R.                                  since 2/01      Chief Executive
Detroit, MI 48201                                             Officer of the
Age 47                                                        Detroit Medical
                                                              Center (since
                                                              3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).


MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                                PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY   OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF       DURING PAST     DIRECTOR/          HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)      5 YEARS        TRUSTEE      DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trust    Indefinite      President of          32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                        Corporation (energy
Suite 102                                                     Enterprises,                   company) (since
Bloomfield Hills, MI 48301                                    LLC (consulting                12/02); Guilford
Age 64                                                        company) (since                Mills, Inc.
                                                              6/99); Chairman                (supplier of
                                                              of Munder                      automotive textile
                                                              Capital                        products) (since
                                                              Management                     10/02).
                                                              (investment
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

-----------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER TAX-FREE MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND
                                WITH THE        LENGTH OF
NAME, ADDRESS AND AGE            TRUST        TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund during the year ended June 30, 2003, 100% is tax exempt for regular income tax purposes.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Tax-Free Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Money Market Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Tax-Free Money Market Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts

August 14, 2003

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNTFMM603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                         MUNDER TAX-FREE SHORT &
                                                          INTERMEDIATE BOND FUND
                         (FORMERLY MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND)
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. The municipal bond market had a similar year to the taxable bond market, with a 9.96% return for the Lehman Brothers 15-year Municipal Bond Index during the period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson,

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  14         Statement of Assets and Liabilities
                  16         Statement of Operations
                  17         Statements of Changes in Net Assets
                  18         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  20         Financial Highlights
                  25         Notes to Financial Statements
                  40         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder Tax-Free Short & Intermediate Bond Fund Team

   The Fund earned a return of 5.55% for the year ended June 30, 2003, relative to the 6.87% return of the Lehman Brothers Mutual Fund Intermediate Short Municipal Index and the 5.55% median return for the Lipper universe of short-intermediate municipal debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the one-year, two-year, three-year, five-year and ten-year time periods ended June 30.

   Unlike the taxable bond market, high quality securities had the best performance during the year. As a result, the Fund's overweighting in AAA-rated and AA-rated securities had a positive impact on the Fund's relative performance. The Fund's underweight in California securities also helped to boost relative returns.

   Returns were reduced relative to the Lehman Brothers Mutual Fund Intermediate Short Municipal Index by the Fund's underweighting in the five-year to ten-year maturity range. An underweight in the insured and pre-refunded sectors also held back the Fund's performance.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the oldest class of shares of the Munder Tax-Free Short & Intermediate Bond Fund (the "Fund"), Class K shares, over the past ten years. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

                                   CLASS K SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                          LEHMAN MUTUAL FUND INT.-    LIPPER SHORT-INT. MUNI DEBT
                                                       CLASS K                SHORT MUNI INDEX#             FUNDS AVERAGE**
                                                       -------            ------------------------    ---------------------------
6/30/93                                                 10000                       10000                        10000
                                                        10004                       10009                        10002
                                                        10129                       10162                        10128
                                                        10192                       10252                        10205
                                                        10206                       10275                        10226
                                                        10170                       10212                        10192
                                                        10287                       10377                        10316
                                                        10367                       10479                        10391
                                                        10184                       10285                        10239
                                                         9954                       10042                        10038
                                                        10034                       10115                        10080
                                                        10087                       10170                        10131
6/30/94                                                 10042                       10157                        10124
                                                        10141                       10283                        10210
                                                        10185                       10329                        10242
                                                        10101                       10250                        10192
                                                        10008                       10169                        10134
                                                         9875                       10063                        10048
                                                        10019                       10181                        10132
                                                        10179                       10338                        10237
                                                        10394                       10533                        10376
                                                        10482                       10641                        10448
                                                        10506                       10672                        10484
                                                        10736                       10915                        10645
6/30/95                                                 10742                       10913                        10656
                                                        10851                       11046                        10735
                                                        10940                       11161                        10818
                                                        10942                       11201                        10851
                                                        11007                       11284                        10916
                                                        11107                       11392                        11001
                                                        11154                       11449                        11052
                                                        11253                       11555                        11134
                                                        11215                       11528                        11118
                                                        11103                       11444                        11043
                                                        11096                       11453                        11038
                                                        11079                       11445                        11040
6/30/96                                                 11138                       11525                        11093
                                                        11218                       11611                        11165
                                                        11211                       11620                        11172
                                                        11293                       11714                        11245
                                                        11374                       11823                        11327
                                                        11521                       11987                        11448
                                                        11491                       11964                        11438
                                                        11517                       12011                        11470
                                                        11600                       12096                        11538
                                                        11450                       11974                        11450
                                                        11488                       12034                        11488
                                                        11616                       12169                        11591
6/30/97                                                 11700                       12266                        11674
                                                        11918                       12493                        11852
                                                        11843                       12429                        11799
                                                        11949                       12544                        11890
                                                        11998                       12609                        11943
                                                        12025                       12651                        11980
                                                        12136                       12775                        12085
                                                        12244                       12886                        12170
                                                        12248                       12905                        12182
                                                        12240                       12914                        12189
                                                        12170                       12866                        12137
                                                        12312                       13022                        12265
6/30/98                                                 12378                       13065                        12302
                                                        12412                       13107                        12332
                                                        12557                       13272                        12474
                                                        12680                       13405                        12580
                                                        12700                       13445                        12600
                                                        12727                       13477                        12619
                                                        12750                       13514                        12656
                                                        12890                       13666                        12770
                                                        12853                       13636                        12738
                                                        12852                       13642                        12738
                                                        12881                       13680                        12768
                                                        12821                       13636                        12727
6/30/99                                                 12608                       13493                        12595
                                                        12673                       13571                        12654
                                                        12662                       13566                        12626
                                                        12692                       13615                        12649
                                                        12659                       13586                        12604
                                                        12721                       13666                        12671
                                                        12684                       13631                        12629
                                                        12664                       13629                        12598
                                                        12702                       13682                        12643
                                                        12800                       13815                        12747
                                                        12772                       13793                        12724
                                                        12751                       13782                        12689
6/30/00                                                 12946                       14020                        12882
                                                        13064                       14163                        12997
                                                        13183                       14309                        13114
                                                        13160                       14289                        13103
                                                        13240                       14391                        13178
                                                        13281                       14454                        13222
                                                        13491                       14677                        13417
                                                        13708                       14901                        13580
                                                        13733                       14935                        13619
                                                        13822                       15046                        13710
                                                        13755                       14966                        13645
                                                        13861                       15114                        13759
6/30/01                                                 13919                       15187                        13829
                                                        14041                       15340                        13948
                                                        14193                       15532                        14107
                                                        14258                       15569                        14128
                                                        14355                       15702                        14216
                                                        14235                       15587                        14114
                                                        14171                       15511                        14053
                                                        14375                       15750                        14220
                                                        14494                       15915                        14341
                                                        14220                       15624                        14122
                                                        14497                       15931                        14355
                                                        14557                       16021                        14421
6/30/02                                                 14712                       16184                        14546
                                                        14834                       16348                        14671
                                                        14938                       16501                        14768
                                                        15096                       16737                        14939
                                                        14971                       16558                        14790
                                                        14936                       16515                        14772
                                                        15163                       16811                        14997
                                                        15162                       16806                        14983
                                                        15295                       16989                        15121
                                                        15265                       16977                        15091
                                                        15318                       17057                        15154
                                                        15514                       17345                        15369
6/30/03                                                 15475                       17296                        15345

--------------------------------------------------------------------------------

                                               GROWTH OF A $10,000 INVESTMENT(1)
                                   ----------------------------------------------------------
                                                           LEHMAN MUTUAL    LIPPER SHORT-INT.
CLASS AND                             WITH    WITHOUT    FUND INT.-SHORT            MUNI DEBT
INCEPTION DATE                        LOAD       LOAD        MUNI INDEX#      FUNDS AVERAGE**
---------------------------------------------------------------------------------------------
CLASS A
  (11/30/92)                       $14,860*   $15,475        $17,296             $15,345
CLASS B
  (5/16/96)                            N/A    $13,238        $15,112             $13,899
CLASS C
  (7/8/98)                             N/A    $12,138        $13,239             $12,473
CLASS K
  (2/9/87)                             N/A    $15,475        $17,296             $15,345
CLASS Y
  (12/17/92)                           N/A    $15,847        $17,296             $15,345

                                               AVERAGE ANNUAL TOTAL RETURNS
                      ------------------------------------------------------------------------------
                                       ONE             FIVE              TEN                   SINCE
                          ONE         YEAR     FIVE   YEARS      TEN   YEARS       SINCE   INCEPTION
CLASS AND                YEAR        W/OUT    YEARS   W/OUT    YEARS   W/OUT   INCEPTION       W/OUT
INCEPTION DATE         W/LOAD         LOAD   W/LOAD    LOAD   W/LOAD    LOAD      W/LOAD        LOAD
----------------------------------------------------------------------------------------------------
CLASS A
  (11/30/92)            1.07%*    5.29%      3.79%*   4.65%   4.04%*   4.46%     4.26%*      4.66%
CLASS B
  (5/16/96)           (0.59)%+    4.41%      3.51%+   3.86%     N/A      N/A       N/A       4.01%
CLASS C
  (7/8/98)              3.48%+    4.48%        N/A      N/A     N/A      N/A       N/A       3.97%
CLASS K
  (2/9/87)                N/A     5.19%        N/A    4.65%     N/A    4.46%       N/A       5.29%
CLASS Y
  (12/17/92)              N/A     5.55%        N/A    4.91%     N/A    4.71%       N/A       4.90%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers Mutual Fund Intermediate-Short Municipal Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and ten years. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 6/1/96, 7/1/98, 7/1/93, and 7/1/93, respectively

** The Lipper Short-Intermediate Municipal Debt Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 7/1/93, 6/1/96, 7/1/98, 7/1/93, and 7/1/93, respectively.

 1 Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 94.5%
   ARIZONA -- 3.7%
$1,115,000      Gilbert, Arizona, (FGIC
                  Insured),
                  5.750% due 07/01/2012           AAA         Aaa          $  1,337,197
 1,650,000      Maricopa County, Arizona
                  School District 69, (MBIA
                  Insured),
                  5.000% due 07/01/2012           AAA         Aaa             1,882,634
 1,800,000      Phoenix, Arizona Civic Import
                  Corp., (FGIC Insured),
                  5.000% due 07/01/2012           AAA         Aaa             2,053,782
 1,840,000      Phoenix, Arizona,
                  Pre-refunded, GO, Series A,
                  5.500% due 07/01/2015           AA+         Aa1             2,009,979
                                                                           ------------
                                                                              7,283,592
                                                                           ------------
   ARKANSAS -- 0.9%
 1,965,000      Arkansas State, GO, Capital
                  Appreciation Bond, Series C,
                  5.350% due 06/01/2006+          AA          Aa2             1,858,143
                                                                           ------------
   COLORADO -- 1.1%
 2,000,000      Colorado Department of
                  Transportation Revenue,
                  (MBIA Insured),
                  4.000% due 06/15/2011           AAA         Aaa             2,133,620
                                                                           ------------
   DELAWARE -- 2.0%
                Delaware State, GO:
 1,000,000        Series A,
                  4.250% due 03/01/2009           AAA         Aaa             1,093,890
 2,500,000        Series A,
                  5.000% due 01/01/2007           AAA         Aaa             2,766,175
                                                                           ------------
                                                                              3,860,065
                                                                           ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   FLORIDA -- 3.7%
$3,000,000      Dade County, Florida, School
                  District, (MBIA Insured),
                  6.000% due 07/15/2005           AAA         Aaa          $  3,276,300
                Dade County, Florida, Special
                  Obligation:
 3,000,000        Refunding, Capital
                  Appreciation Bond, Series B,
                  (AMBAC Insured),
                  6.300% due 10/01/2015+          AAA         Aaa             1,776,960
 3,600,000        Refunding, Capital
                  Appreciation Bond, Series B,
                  (AMBAC Insured),
                  6.450% due 10/01/2025+          AAA         Aaa             1,118,772
 1,000,000      Fort Lauderdale, Florida Water
                  & Sewer Revenue, (MBIA
                  Insured),
                  4.000% due 03/01/2013           AAA         Aaa             1,057,070
                                                                           ------------
                                                                              7,229,102
                                                                           ------------
   GEORGIA -- 0.7%
 1,090,000      Georgia State, GO,
                  5.500% due 07/01/2012           AAA         Aaa             1,293,263
                                                                           ------------
   HAWAII -- 0.8%
 1,395,000      Kauai County, Hawaii, Series
                  A, (MBIA Insured),
                  4.375% due 08/01/2010           AAA         Aaa             1,528,711
                                                                           ------------
   ILLINOIS -- 4.7%
 2,000,000      Chicago, Illinois, GO, Capital
                  Appreciation, Pre-refunded,
                  (AMBAC Insured),
                  6.900% due 07/01/2016+          AAA         Aaa               968,600
 1,000,000      Chicago, Illinois, Project and
                  Refunding, GO, Series A,
                  (FGIC Insured),
                  4.000% due 01/01/2004           AAA         Aaa             1,015,560

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
   ILLINOIS (CONTINUED)
$2,500,000      Du Page County, Illinois,
                  Forest Preserve District,
                  GO,
                  4.750% due 10/01/2010           AAA         Aaa          $  2,735,575
 4,000,000      Illinois State Sales Tax
                  Revenue, Series Y,
                  5.250% due 06/15/2007           AAA         Aa3             4,484,880
                                                                           ------------
                                                                              9,204,615
                                                                           ------------
   IOWA -- 0.8%
 1,500,000      Cedar Rapids, Iowa, GO,
                  3.400% due 06/01/2012           NR          Aaa             1,518,915
                                                                           ------------
   KENTUCKY -- 1.2%
 2,000,000      Kentucky State Property &
                  Buildings Commission
                  Revenue, Project No. 64,
                  (MBIA Insured),
                  5.750% due 05/01/2014           AAA         Aaa             2,384,620
                                                                           ------------
   MARYLAND -- 7.5%
                Maryland State:
 3,000,000        State & Local Facilities
                  Series 2, GO,
                  5.250% due 06/15/2006           AAA         Aaa             3,328,020
 2,275,000        State & Local Facilities
                  Series 3, GO,
                  5.000% due 10/15/2005           AAA         Aaa             2,469,103
 1,000,000      Montgomery County, Maryland,
                  GO, Refunding,
                  5.250% due 10/01/2010           AAA         Aaa             1,164,760
 5,000,000      Prince George's County,
                  Maryland, Consolidated
                  Public Improvement, GO,
                  (MBIA Insured),
                  6.250% due 01/01/2005           AAA         Aaa             5,368,200
 2,000,000      Washington Suburban Sanitation
                  District, Maryland, GO,
                  5.000% due 06/01/2006           AAA         Aaa             2,201,640
                                                                           ------------
                                                                             14,531,723
                                                                           ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MASSACHUSETTS -- 0.9%
$1,500,000      Boston, Massachusetts, GO,
                  Series A,
                  5.250% due 02/01/2009           AA-         Aa2          $  1,715,820
                                                                           ------------
   MICHIGAN -- 23.1%
 1,335,000      Ann Arbor, Michigan,
                  Refunding, GO,
                  4.000% due 09/01/2009           AA          Aa2             1,423,684
 1,175,000      Caledonia, Michigan, Community
                  Schools, GO, (Q-SBLF),
                  4.800% due 05/01/2010           AAA         Aaa             1,315,518
 1,425,000      Chippewa Valley, Michigan,
                  School District, GO, School
                  Building & Site Development,
                  Series I, (Q-SBLF),
                  4.000% due 05/01/2009           AAA         Aaa             1,534,412
 2,000,000      Detroit, Michigan, Water
                  Supply Systems Revenue,
                  Senior Lien, Series A, (MBIA
                  Insured),
                  5.250% due 07/01/2006           AAA         Aaa             2,216,320
 1,000,000      East Lansing, Michigan, School
                  District, GO, (Q-SBLF),
                  4.700% due 05/01/2009           AAA         Aaa             1,115,040
 3,075,000      Goodrich, Michigan, Area
                  School District, (Q-SBLF),
                  5.875% due 05/01/2024           AAA         Aaa             3,391,848
 1,110,000      Grand Rapids, Michigan,
                  Building Authority, GO,
                  4.800% due 08/01/2009           AA          Aa2             1,247,718
   640,000      Kentwood, Michigan Public
                  Schools,
                  2.250% due 05/01/2008           AA-         Aa2               638,029
 1,080,000      Michigan Public Power Agency
                  Revenue, Combustion Turbine
                  Number 1, Project A, (AMBAC
                  Insured),
                  4.500% due 01/01/2011           AAA         Aaa             1,180,591

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
   MICHIGAN (CONTINUED)
$2,500,000      Michigan State, Building
                  Authority Revenue, Series I,
                  (AMBAC Insured),
                  6.000% due 10/01/2006           AAA         Aaa          $  2,851,475
 1,450,000      Michigan State, Housing
                  Development Authority,
                  Rental Housing Revenue,
                  Series A, AMT, (AMBAC
                  Insured),
                  5.000% due 10/01/2003           AAA         Aaa             1,460,136
 1,095,000      Michigan State, Housing Single
                  Family Mortgage, Series A,
                  AMT, (AMBAC Insured),
                  5.300% due 12/01/2006           AAA         Aaa             1,171,278
 2,500,000      Michigan State, Trunk Line
                  Highway Revenue, Series A,
                  5.500% due 11/15/2009           AAA         Aa3             2,707,025
 3,500,000      Michigan State, Underground
                  Storage Tank Financial
                  Assurance Authority, Series
                  I, (AMBAC Insured),
                  6.000% due 05/01/2006           AAA         Aaa             3,935,400
 2,000,000      Redford, Michigan, Union
                  School District, (Q-SBLF),
                  5.950% due 05/01/2015           AAA         Aaa             2,265,820
 2,340,000      Troy, Michigan, City School
                  District, GO, (Q-SBLF),
                  4.500% due 05/01/2004           AAA         Aa1             2,409,287
 1,430,000      Utica, Michigan, Community
                  Schools, GO, (Q-SBLF),
                  4.050% due 05/01/2008           AAA         Aaa             1,545,987
 3,900,000      Walled Lake, Michigan,
                  Consolidate School District,
                  GO, (Q-SBLF),
                  4.800% due 05/01/2010           AAA         Aaa             4,366,401
 1,510,000      Wayne County, Michigan
                  Transportation Fund Series
                  A,
                  5.000% due 10/01/2007           AA          Aa3             1,693,495

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   MICHIGAN (CONTINUED)
$4,500,000      Wayne State University,
                  Michigan, University
                  Revenues, (AMBAC Insured),
                  5.500% due 11/15/2018           AAA         Aaa          $  4,621,230
 3,500,000      West Ottawa, Michigan, Public
                  School District, GO, Capital
                  Appreciation, Pre-refunded,
                  (MBIA Insured),
                  4.070% due 05/01/2015+          AAA         Aaa             1,675,170
                                                                           ------------
                                                                             44,765,864
                                                                           ------------
   MINNESOTA -- 2.2%
 2,175,000      Metropolitan Council,
                  Minnesota, Minneapolis-St.
                  Paul Metropolitan Area,
                  Transit, Series B, GO,
                  4.100% due 02/01/2011           AAA         Aaa             2,310,089
 1,720,000      Minnesota State,
                  5.250% due 11/01/2011           AAA         Aa1             1,982,885
                                                                           ------------
                                                                              4,292,974
                                                                           ------------
   MISSISSIPPI -- 1.1%
 2,000,000      Mississippi State, GO,
                  5.000% due 11/01/2006           AA          Aa3             2,213,300
                                                                           ------------
   MISSOURI -- 0.6%
 1,050,000      Missouri State, GO,
                  5.750% due 08/01/2015           AAA         Aaa             1,182,363
                                                                           ------------
   NEBRASKA -- 1.1%
                Omaha, Nebraska, GO:
 1,000,000        4.400% due 12/01/2008           AAA         Aaa             1,111,470
 1,000,000        4.500% due 12/01/2010           AAA         Aaa             1,113,210
                                                                           ------------
                                                                              2,224,680
                                                                           ------------
   NEW HAMPSHIRE -- 0.9%
 1,500,000      Nashua, New Hampshire, GO,
                  4.750% due 09/15/2009           AA+         Aa2             1,688,970
                                                                           ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
   NEW JERSEY -- 1.2%
$1,000,000      New Jersey State, GO,
                  5.750% due 05/01/2012           AA          Aa2          $  1,197,720
 1,000,000      Union County, New Jersey, GO,
                  4.750% due 12/15/2007           AA+         Aa1             1,119,800
                                                                           ------------
                                                                              2,317,520
                                                                           ------------
   NEW YORK -- 0.5%
 1,000,000      Clarence New York Central
                  School District, Series I,
                  (FSA Insured),
                  4.000% due 05/15/2008           NR          Aaa             1,079,930
                                                                           ------------
   NORTH CAROLINA -- 2.2%
 2,000,000      Guilford County, North
                  Carolina,
                  2.500% due 10/01/2007           AAA         Aa1             2,048,660
 2,000,000      Mecklenburg County, North
                  Carolina, GO,
                  4.000% due 02/01/2007           AAA         Aaa             2,149,620
                                                                           ------------
                                                                              4,198,280
                                                                           ------------
   OHIO -- 1.6%
 1,300,000      Cincinnati, Ohio, GO,
                  3.500% due 12/01/2006           AA+         Aa1             1,380,769
 1,500,000      Cleveland Ohio, Waterworks
                  Revenue, Series I, (FSA
                  Insured),
                  5.000% due 01/01/2008           AAA         Aaa             1,678,965
                                                                           ------------
                                                                              3,059,734
                                                                           ------------
   OKLAHOMA -- 1.7%
 3,000,000      Tulsa County, Oklahoma,
                  Independent School District
                  1, GO, Series B, (AMBAC
                  Insured),
                  5.000% due 08/01/2005           AAA         Aaa             3,235,140
                                                                           ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   OREGON -- 1.7%
$1,085,000      Oregon, State,
                  5.000% due 08/01/2007           AA          Aa3          $  1,213,648
 2,000,000      Washington County Oregon,
                  Unified Sewer Agency, Agency
                  Sewer Revenue, Pre-refunded,
                  (AMBAC Insured),
                  6.125% due 10/01/2012           AAA         Aaa             2,130,280
                                                                           ------------
                                                                              3,343,928
                                                                           ------------
   PENNSYLVANIA -- 2.1%
 2,000,000      Chester County, Pennsylvania,
                  Industrial Development
                  Authority,
                  1.000% due 07/01/2031           NR          Aa2             2,000,000
 2,000,000      Pennsylvania State, GO, Series
                  3,
                  6.000% due 11/15/2003           AA          Aa2             2,037,600
                                                                           ------------
                                                                              4,037,600
                                                                           ------------
   TENNESSEE -- 3.1%
 1,000,000      Knox County, Tennessee, Public
                  Improvement, GO,
                  5.200% due 05/01/2010           AA          Aa2             1,149,630
 2,000,000      Tennergy Corporation,
                  Tennessee, Gas Revenue,
                  (MBIA Insured),
                  4.500% due 06/01/2004           AAA         Aaa             2,065,540
 2,775,000      Tennessee State, GO, Series A,
                  5.600% due 03/01/2011           AA          Aa2             2,903,066
                                                                           ------------
                                                                              6,118,236
                                                                           ------------
   TEXAS -- 10.3%
 1,700,000      Austin, Texas, Independent
                  School District, Refunding,
                  GO, (PSFG),
                  4.100% due 08/01/2008           AAA         Aaa             1,842,018
 2,750,000      Dallas, Texas, GO, ETM,
                  6.000% due 02/15/2005           AAA         Aa1             2,956,993

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
   TEXAS (CONTINUED)
$1,000,000      Houston, Texas Independent
                  School District, (PSFG),
                  4.300% due 02/15/2006           AAA         Aaa          $    950,980
 1,730,000      Houston, Texas, Independent
                  School District, Public
                  Property Finance-Contractual
                  Obligation, GO,
                  4.750% due 07/15/2008           AA          Aa3             1,928,189
 2,335,000      Richardson, Texas Independent
                  School District, (PSFG),
                  3.800% due 02/15/2012           AAA         Aaa             2,426,065
                Texas State, GO:
 2,000,000      Series B,
                  5.000% due 10/01/2003           AA          Aa1             2,020,200
 2,400,000      Series A, Pre-refunded, Public
                  Finance Authority,
                  5.900% due 10/01/2012           AA          Aaa             2,592,360
 1,700,000      Travis County, Texas,
                  Certificates Obligation, GO,
                  4.250% due 03/01/2008           AAA         Aaa             1,849,056
 3,250,000      University of Texas, Permanent
                  University Funding, (PSFG),
                  5.000% due 07/01/2004           AAA         Aaa             3,383,282
                                                                           ------------
                                                                             19,949,143
                                                                           ------------
   UTAH -- 0.5%
 1,000,000      Alpine, Utah School District,
                  3.000% due 03/15/2010           NR          Aaa             1,008,420
                                                                           ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   VIRGINIA -- 2.5%
$1,000,000      Charlottesville, Virginia,
                  2.000% due 07/15/2008           AAA         Aaa          $    990,680
 2,500,000      Hampton, Virginia, Public
                  Improvement Revenue, Series
                  C,
                  6.000% due 08/01/2003           AA          Aa2             2,509,925
 1,140,000      Virginia State, Public School
                  Authority, Series I,
                  5.250% due 08/01/2008           AA+         Aa1             1,287,231
                                                                           ------------
                                                                              4,787,836
                                                                           ------------
   WASHINGTON -- 2.5%
 3,000,000      Washington State, GO, Series
                  A,
                  5.000% due 07/01/2008           AA+         Aa1             3,377,880
 1,500,000      Washington State, Housing
                  Financial Community
                  Nonprofit Revenue,
                  1.300% due 12/01/2023           NR          Aa1             1,500,000
                                                                           ------------
                                                                              4,877,880
                                                                           ------------
   WEST VIRGINIA -- 1.3%
 3,000,000      West Virginia State, (FGIC
                  Insured),
                  4.800% due 11/01/2009           AAA         Aaa             2,481,030
                                                                           ------------
   WISCONSIN -- 6.3%
 1,400,000      Blackhawk, Wisconsin Technical
                  College District, (AMBAC
                  Insured),
                  4.000% due 04/01/2012           NR          Aaa             1,473,192
 2,355,000      Brookfield, Wisconsin, GO,
                  Promissory Notes,
                  3.550% due 03/01/2007           NR          Aaa             2,424,849
 1,000,000      Eau Claire, Wisconsin Area
                  School District, GO, (FSA
                  Insured),
                  5.000% due 04/01/2008           NR          Aaa             1,119,890

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                  RATING (UNAUDITED)
PRINCIPAL                                         -------------------
AMOUNT                                            S&P        MOODY'S              VALUE
---------------------------------------------------------------------------------------
   WISCONSIN (CONTINUED)
$2,450,000      Milwaukee County, Wisconsin,
                  GO, Refunding, Corporate
                  Purpose, Series A,
                  4.000% due 12/01/2010           AA          Aa3          $  2,618,707
 1,500,000      Wisconsin State,
                  5.000% due 11/01/2007           AA-         Aa3             1,682,430
 2,640,000      Wisconsin State, Clean Water
                  Revenue, Series I,
                  5.250% due 06/01/2005           AA+         Aa2             2,831,507
                                                                           ------------
                                                                             12,150,575
                                                                           ------------
TOTAL MUNICIPAL BONDS AND NOTES
   (Cost $173,299,880)                                                      183,555,592
                                                                           ------------

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

SHARES                                                                          VALUE
-------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES -- 3.7%
   (Cost $7,133,557)
$7,133,557      Valiant Tax-Exempt Money
                  Market Fund                                            $  7,133,557

TOTAL INVESTMENTS
   (Cost $180,433,437)                                   98.2%            190,689,149
OTHER ASSETS AND LIABILITIES (NET)                        1.8               3,460,051
                                                        -----            ------------
NET ASSETS                                              100.0%           $194,149,200
                                                        =====            ============

------------

+ Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Loan Fund

At June 30, 2003 the sector diversification of the Munder Tax-Free Short & Intermediate Bond Fund was as follows:

                                                           % OF
                                                        NET ASSETS             VALUE
                                                        ----------------------------
MUNICIPAL BONDS AND NOTES:
General Obligations.................................       45.1%        $ 87,568,809
Insured.............................................       23.5           45,601,960
Pre-Refunded........................................       18.0           34,897,923
Revenue.............................................        7.9           15,486,900
                                                          -----         ------------
TOTAL MUNICIPAL BONDS AND NOTES.....................       94.5          183,555,592
INVESTMENT COMPANY SECURITIES.......................        3.7            7,133,557
                                                          -----         ------------
TOTAL INVESTMENTS...................................       98.2          190,689,149
OTHER ASSETS AND LIABILITIES (NET)..................        1.8            3,460,051
                                                          -----         ------------
NET ASSETS..........................................      100.0%        $194,149,200
                                                          =====         ============

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (see accompanying schedule)...........  $190,689,149
Interest receivable.........................................     2,186,848
Dividend receivable.........................................         6,161
Receivable for Fund shares sold.............................     1,931,404
Prepaid expenses and other assets...........................        41,639
                                                              ------------
      Total Assets..........................................   194,855,201
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       477,105
Investment advisory fees payable............................        78,312
Shareholder servicing fees payable..........................        30,528
Administration fees payable.................................        21,024
Distribution fees payable...................................        17,358
Trustees' fees and expenses payable.........................        16,280
Transfer agency/record keeping fees payable.................        13,136
Custody fees payable........................................         2,976
Accrued expenses and other payables.........................        49,282
                                                              ------------
      Total Liabilities.....................................       706,001
                                                              ------------
NET ASSETS..................................................  $194,149,200
                                                              ============
Investments, at cost........................................  $180,433,437
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF :
Undistributed net investment income.........................  $     64,554
Accumulated net realized gain on investments sold...........        30,783
Net unrealized appreciation of investments..................    10,255,712
Paid-in capital.............................................   183,798,151
                                                              ------------
                                                              $194,149,200
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 28,980,073
                                                              ============
Class B Shares..............................................  $  5,926,161
                                                              ============
Class C Shares..............................................  $  8,312,939
                                                              ============
Class K Shares..............................................  $148,314,942
                                                              ============
Class Y Shares..............................................  $  2,615,085
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     2,716,081
                                                              ============
Class B Shares..............................................       556,254
                                                              ============
Class C Shares..............................................       774,250
                                                              ============
Class K Shares..............................................    13,900,278
                                                              ============
Class Y Shares..............................................       244,925
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $10.67
                                                              ============
Maximum sales charge........................................          4.00%
Maximum offering price per share............................        $11.11
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $10.65
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $10.74
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.67
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.68
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $7,096,470
Dividends...................................................      66,680
                                                              ----------
      Total Investment Income...............................   7,163,150
                                                              ----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................      41,880
  Class B Shares............................................      52,413
  Class C Shares............................................      50,109
Shareholder servicing fees:
  Class K Shares............................................     357,821
Investment advisory fees....................................     865,092
Administration fees.........................................     235,057
Transfer agency/record keeping fees.........................      59,352
Legal and audit fees........................................      55,699
Custody fees................................................      42,895
Registration and filing fees................................      37,838
Trustees' fees and expenses.................................      20,839
Other.......................................................      28,560
                                                              ----------
      Total Expenses........................................   1,847,555
Fees waived by transfer agent...............................         (48)
                                                              ----------
Net Expenses................................................   1,847,507
                                                              ----------
NET INVESTMENT INCOME.......................................   5,315,643
                                                              ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................     657,968
Net change in unrealized appreciation/(depreciation) of
  securities................................................   2,719,774
                                                              ----------
Net realized and unrealized gain on investments.............   3,377,742
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $8,693,385
                                                              ==========

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $  5,315,643     $  6,130,362
Net realized gain on investments....................       657,968        1,167,843
Net change in unrealized appreciation/(depreciation)
  of investments....................................     2,719,774        2,244,763
                                                      ------------     ------------
Net increase in net assets resulting from
  operations........................................     8,693,385        9,542,968
Dividends to shareholders from net investment
  income:
  Class A Shares....................................      (526,336)        (245,166)
  Class B Shares....................................      (126,056)         (74,740)
  Class C Shares....................................      (121,804)         (26,584)
  Class K Shares....................................    (4,465,371)      (5,694,870)
  Class Y Shares....................................       (97,387)        (116,111)
Distributions to shareholders from net realized
  gains:
  Class A Shares....................................       (73,305)         (35,210)
  Class B Shares....................................       (40,597)         (13,887)
  Class C Shares....................................       (33,119)          (2,334)
  Class K Shares....................................    (1,153,120)        (864,377)
  Class Y Shares....................................       (24,134)         (16,171)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................    20,551,389        2,204,011
  Class B Shares....................................     2,479,201        1,374,537
  Class C Shares....................................     6,077,946        1,878,203
  Class K Shares....................................    (6,148,631)     (20,486,734)
  Class Y Shares....................................      (340,551)        (431,712)
                                                      ------------     ------------
Net increase/(decrease) in net assets...............    24,651,510      (13,008,177)
NET ASSETS:
Beginning of year...................................   169,497,690      182,505,867
                                                      ------------     ------------
End of year.........................................  $194,149,200     $169,497,690
                                                      ============     ============
Undistributed net investment income.................  $     64,554     $     86,133
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 26,723,427     $  4,986,237
Issued as reinvestment of dividends..................       205,590          128,868
Redeemed.............................................    (6,377,628)      (2,911,094)
                                                       ------------     ------------
Net increase.........................................  $ 20,551,389     $  2,204,011
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $  4,367,000     $  4,155,311
Issued as reinvestment of dividends..................        52,946           21,880
Redeemed.............................................    (1,940,745)      (2,802,654)
                                                       ------------     ------------
Net increase.........................................  $  2,479,201     $  1,374,537
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  8,245,618     $  2,141,894
Issued as reinvestment of dividends..................        53,802            5,469
Redeemed.............................................    (2,221,474)        (269,160)
                                                       ------------     ------------
Net increase.........................................  $  6,077,946     $  1,878,203
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 31,644,898     $ 15,890,402
Issued as reinvestment of dividends..................         4,512            5,198
Redeemed.............................................   (37,798,041)     (36,382,334)
                                                       ------------     ------------
Net decrease.........................................  $ (6,148,631)    $(20,486,734)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $    626,610     $    178,332
Issued as reinvestment of dividends..................        23,302           32,901
Redeemed.............................................      (990,463)        (642,945)
                                                       ------------     ------------
Net decrease.........................................  $   (340,551)    $   (431,712)
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................      2,518,058        477,190
Issued as reinvestment of dividends..................         19,361         12,326
Redeemed.............................................       (599,616)      (278,440)
                                                         -----------     ----------
Net increase.........................................      1,937,803        211,076
                                                         ===========     ==========
CLASS B SHARES:
Sold.................................................        411,427        397,347
Issued as reinvestment of dividends..................          4,994          2,096
Redeemed.............................................       (183,116)      (267,872)
                                                         -----------     ----------
Net increase.........................................        233,305        131,571
                                                         ===========     ==========
CLASS C SHARES:
Sold.................................................        770,298        203,144
Issued as reinvestment of dividends..................          5,036            521
Redeemed.............................................       (208,157)       (25,464)
                                                         -----------     ----------
Net increase.........................................        567,177        178,201
                                                         ===========     ==========
CLASS K SHARES:
Sold.................................................      2,968,837      1,515,341
Issued as reinvestment of dividends..................            425            497
Redeemed.............................................     (3,555,822)    (3,471,782)
                                                         -----------     ----------
Net decrease.........................................       (586,560)    (1,955,944)
                                                         ===========     ==========
CLASS Y SHARES:
Sold.................................................         59,270         17,117
Issued as reinvestment of dividends..................          2,195          3,141
Redeemed.............................................        (93,567)       (61,198)
                                                         -----------     ----------
Net decrease.........................................        (32,102)       (40,940)
                                                         ===========     ==========

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                     A SHARES
                                        ------------------------------------------------------------------
                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                        6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                        ------------------------------------------------------------------
Net asset value, beginning of period... $    10.54      $10.40        $10.05        $10.22        $10.46
                                        ----------      ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.33        0.37          0.39          0.38          0.38
Net realized and unrealized gain/(loss)
 on investments........................       0.22        0.20          0.35         (0.12)        (0.14)
                                        ----------      ------        ------        ------        ------
Total from investment operations.......       0.55        0.57          0.74          0.26          0.24
                                        ----------      ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.33)      (0.37)        (0.39)        (0.38)        (0.38)
Distributions from net realized
 gains.................................      (0.09)      (0.06)           --         (0.05)        (0.10)
                                        ----------      ------        ------        ------        ------
Total distributions....................      (0.42)      (0.43)        (0.39)        (0.43)        (0.48)
                                        ----------      ------        ------        ------        ------
Net asset value, end of period......... $    10.67      $10.54        $10.40        $10.05        $10.22
                                        ==========      ======        ======        ======        ======
TOTAL RETURN(B)........................       5.29%       5.60%         7.51%         2.68%         2.27%
                                        ==========      ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)... $   28,980      $8,207        $5,899        $5,745        $5,642
Ratio of operating expenses to average
 net assets............................       1.02%       0.94%         0.97%         0.97%         0.96%
Ratio of net investment income to
 average net assets....................       3.11%       3.55%         3.79%         3.75%         3.64%
Portfolio turnover rate................         15%         10%           23%           15%           25%
Ratio of operating expenses to average
 net assets without expense waivers....       1.02%       0.94%         0.97%         0.97%         0.96%

------------

(a) The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               B SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
    $    10.53      $10.38        $10.03        $10.21        $10.45
    ----------      ------        ------        ------        ------
          0.25        0.29          0.31          0.30          0.30
          0.21        0.22          0.36         (0.12)        (0.13)
    ----------      ------        ------        ------        ------
          0.46        0.51          0.67          0.18          0.17
    ----------      ------        ------        ------        ------
         (0.25)      (0.30)        (0.32)        (0.31)        (0.31)
         (0.09)      (0.06)           --         (0.05)        (0.10)
    ----------      ------        ------        ------        ------
         (0.34)      (0.36)        (0.32)        (0.36)        (0.41)
    ----------      ------        ------        ------        ------
    $    10.65      $10.53        $10.38        $10.03        $10.21
    ==========      ======        ======        ======        ======
          4.41%       4.91%         6.72%         1.82%         1.51%
    ==========      ======        ======        ======        ======
    $    5,926      $3,401        $1,987        $1,377        $1,285
          1.77%       1.69%         1.72%         1.72%         1.71%
          2.36%       2.80%         3.04%         3.00%         2.88%
            15%         10%           23%           15%           25%
          1.77%       1.69%         1.72%         1.72%         1.71%

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                       C SHARES
                                          ------------------------------------------------------------------
                                                YEAR          YEAR          YEAR          YEAR        PERIOD
                                               ENDED         ENDED         ENDED         ENDED         ENDED
                                          6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                          ------------------------------------------------------------------
Net asset value, beginning of period.....   $10.61        $10.46        $10.10        $10.28        $10.48
                                            ------        ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................     0.25          0.29          0.32          0.30          0.30
Net realized and unrealized gain/(loss)
 on investments..........................     0.22          0.22          0.36         (0.12)        (0.09)
                                            ------        ------        ------        ------        ------
Total from investment operations.........     0.47          0.51          0.68          0.18          0.21
                                            ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income.....    (0.25)        (0.30)        (0.32)        (0.31)        (0.31)
Distributions from net realized gains....    (0.09)        (0.06)           --         (0.05)        (0.10)
                                            ------        ------        ------        ------        ------
Total distributions......................    (0.34)        (0.36)        (0.32)        (0.36)        (0.41)
                                            ------        ------        ------        ------        ------
Net asset value, end of period...........   $10.74        $10.61        $10.46        $10.10        $10.28
                                            ======        ======        ======        ======        ======
TOTAL RETURN(B)..........................     4.48%         4.88%         6.78%         1.81%         1.90%
                                            ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....   $8,313        $2,197        $  302        $  248        $  152
Ratio of operating expenses to average
 net assets..............................     1.77%         1.69%         1.72%         1.72%         1.71%(d)
Ratio of net investment income to average
 net assets..............................     2.36%         2.80%         3.04%         3.00%         2.98%(d)
Portfolio turnover rate..................       15%           10%           23%           15%           25%
Ratio of operating expenses to average
 net assets without expense waivers......     1.77%         1.69%         1.72%         1.72%         1.71%(d)

------------

(a) The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
----------------------------------------------------------------------
          YEAR          YEAR          YEAR          YEAR          YEAR
         ENDED         ENDED         ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
----------------------------------------------------------------------
     $  10.55      $  10.40      $  10.05      $  10.22      $  10.46
     --------      --------      --------      --------      --------
         0.33          0.37          0.39          0.38          0.38
         0.21          0.21          0.35         (0.12)        (0.14)
     --------      --------      --------      --------      --------
         0.54          0.58          0.74          0.26          0.24
     --------      --------      --------      --------      --------
        (0.33)        (0.37)        (0.39)        (0.38)        (0.38)
        (0.09)        (0.06)           --         (0.05)        (0.10)
     --------      --------      --------      --------      --------
        (0.42)        (0.43)        (0.39)        (0.43)        (0.48)
     --------      --------      --------      --------      --------
     $  10.67      $  10.55      $  10.40      $  10.05      $  10.22
     ========      ========      ========      ========      ========
         5.19%         5.70%         7.51%         2.68%         2.27%
     ========      ========      ========      ========      ========
     $148,315      $152,770      $171,009      $201,005      $268,948
         1.02%         0.94%         0.97%         0.97%         0.96%
         3.11%         3.55%         3.79%         3.75%         3.63%
           15%           10%           23%           15%           25%
         1.02%         0.94%         0.97%         0.97%         0.96%

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                        Y SHARES
                                           ------------------------------------------------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                           6/30/03(C)    6/30/02(C)    6/30/01(C)    6/30/00(C)    6/30/99(C)
                                           ------------------------------------------------------------------
Net asset value, beginning of period......   $10.55        $10.41        $10.06        $10.22        $10.47
                                             ------        ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................     0.36          0.40          0.41          0.40          0.41
Net realized and unrealized gain/(loss) on
 investments..............................     0.22          0.20          0.36         (0.10)        (0.15)
                                             ------        ------        ------        ------        ------
Total from investment operations..........     0.58          0.60          0.77          0.30          0.26
                                             ------        ------        ------        ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income......    (0.36)        (0.40)        (0.42)        (0.41)        (0.41)
Distributions from net realized gains.....    (0.09)        (0.06)           --         (0.05)        (0.10)
                                             ------        ------        ------        ------        ------
Total distributions.......................    (0.45)        (0.46)        (0.42)        (0.46)        (0.51)
                                             ------        ------        ------        ------        ------
Net asset value, end of period............   $10.68        $10.55        $10.41        $10.06        $10.22
                                             ======        ======        ======        ======        ======
TOTAL RETURN(B)...........................     5.55%         5.86%         7.77%         3.04%         2.42%
                                             ======        ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)......   $2,615        $2,923        $3,309        $6,867        $7,905
Ratio of operating expenses to average net
 assets...................................     0.77%         0.69%         0.72%         0.72%         0.71%
Ratio of net investment income to average
 net assets...............................     3.36%         3.80%         4.04%         4.00%         3.88%
Portfolio turnover rate...................       15%           10%           23%           15%           25%
Ratio of operating expenses to average net
 assets without expense waivers...........     0.77%         0.69%         0.72%         0.72%         0.71%

------------

(a) The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

                       See Notes to Financial Statements.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, The Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder Tax-Free Short-Intermediate Bond Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

   On June 13, 2003, the Fund changed its name from the Munder Tax-Free Short-Intermediate Bond Fund to the Munder Tax-Free Short & Intermediate Bond Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by a Board-approved pricing vendor or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $48 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for deferred trustees compensation were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, Munder Capital Management (the "Advisor") is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $235,057 before payment of sub-administration fees and $59,881 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $15,593 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003. Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, earned $15 from commissions on sales of Class A Shares for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $464 to Comerica Securities and $357,932 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $44,204,579 and $24,608,022, respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $10,369,831 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $114,119 and net appreciation for Federal income tax purposes was $10,255,712. At June 30, 2003, aggregate cost for Federal income tax purposes was $180,433,437.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

6. GEOGRAPHIC CONCENTRATION

   The Fund may invest more than 25% of its assets in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2003, investments in these insured securities represented 23.5% of the Fund.

7. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $3,327.

8. DISTRIBUTIONS TO SHAREHOLDERS

   The tax character of distributions paid to shareholders during the years ended June 30, 2003 and June 30, 2002 was as follows:

                             TAX-EXEMPT                        LONG-TERM
                               INCOME      ORDINARY INCOME    CAPITAL GAIN      TOTAL
                             -----------------------------------------------------------
June 30, 2003..............  $4,962,444       $374,510         $1,324,275     $6,661,229
June 30, 2002..............   5,973,081        226,585            889,784      7,089,450

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
  ORDINARY        LONG-TERM     APPRECIATION/
   INCOME           GAIN        (DEPRECIATION)      TOTAL
------------------------------------------------------------
   $75,590         $30,783       $10,255,712     $10,362,085

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The differences between book and tax distributable earnings are primarily due to deferred Trustees' fees.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr..............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,257,310.037
Against..................................................        41,103.523
Abstain..................................................        11,069.141
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,244,108.834
Against..................................................        45,053.655
Abstain..................................................        20,320.212
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,244,108.834
Against..................................................        45,053.655
Abstain..................................................        20,320.212
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,244,108.834
Against..................................................        45,053.655
Abstain..................................................        20,320.212
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,244,108.834
Against..................................................        45,053.655
Abstain..................................................        20,320.212
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For......................................................    13,244,108.834
Against..................................................        45,053.655
Abstain..................................................        20,320.212
Broker Non-votes.........................................       851,942.000
TOTAL....................................................    14,161,424.701

PROPOSAL 3.F -- MAKING LOANS

                                                                NO. OF SHARES
                                                                --------------
For.........................................................    13,244,108.834
Against.....................................................        45,053.655
Abstain.....................................................        20,320.212
Broker Non-votes............................................       851,942.000
TOTAL.......................................................    14,161,424.701

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.H -- COMMODITIES

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.Q -- JOINT ACCOUNTS

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.R -- INVESTMENTS IN WHICH A TRUSTEE OR OFFICER IS INVESTED

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

PROPOSAL 3.S -- UNSEASONED COMPANIES

                                                           NO. OF SHARES
                                                           --------------
For......................................................  13,244,108.834
Against..................................................      45,053.655
Abstain..................................................      20,320.212
Broker Non-votes.........................................     851,942.000
TOTAL....................................................  14,161,424.701

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/ TRUSTEE
--------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,         32       None
c/o The Munder Funds        and Chairman      since 11/89     self-employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and        32       None
c/o The Munder Funds        and Vice          since 2/93      Chief
480 Pierce Street           Chairman                          Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Walbridge
Age 56                                                        Aldinger
                                                              Company
                                                              (construction
                                                              company)
                                                              (since 1991).

David J. Brophy             Director/Trustee  Indefinite      Professor of        32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business
Age 67                                                        School (since
                                                              8/66).

Joseph E. Champagne         Director/Trustee  Indefinite      Vice                32       None
c/o The Munder Funds                          since 11/89     President,
480 Pierce Street                                             Macomb College
Suite 300                                                     (since 2001);
Birmingham, MI 48009                                          Dean, Macomb
Age 65                                                        College (since
                                                              9/97).

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/ TRUSTEE
--------------------------------------------------------------------------------------------------------------

Thomas D. Eckert            Director/Trustee  Indefinite      Director,           32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief
Suite 300                                                     Executive
Birmingham, MI 48009                                          Officer,
Age 55                                                        Capital
                                                              Automotive
                                                              REIT (real
                                                              estate
                                                              investment
                                                              trust
                                                              specializing
                                                              in retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).

John Engler                 Director/Trust    Indefinite      President of        32       Universal Forest
c/o The Munder Funds                          since 2/03      State and                    Products, Inc.
480 Pierce Street                                             Local                        (manufacturer and
Suite 300                                                     Government/Vice              distributor of
Birmingham, MI 48009                                          President of                 lumber products)
Age 54                                                        Government                   (since 1/03);
                                                              Solutions for                Northwest Airlines
                                                              North America,               (since 4/03).
                                                              Electronic
                                                              Data Systems
                                                              Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of
                                                              the State of
                                                              Michigan (1/91
                                                              to 1/03).

Arthur T. Porter            Director/Trustee  Indefinite      President and       32       None
3990 John R.                                  since 2/01      Chief
Detroit, MI 48201                                             Executive
Age 47                                                        Officer of the
                                                              Detroit
                                                              Medical Center
                                                              (since 3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                               NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN FUND
                                                 TERM OF        PRINCIPAL       COMPLEX
                              POSITION(S)     OFFICE(1) AND   OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                                WITH THE        LENGTH OF      DURING PAST     DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)     5 YEARS        TRUSTEE     DIRECTOR/ TRUSTEE
--------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of        32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                      Corporation (energy
Suite 102                                                     Enterprises,                 company) (since
Bloomfield Hills, MI 48301                                    LLC                          12/02); Guilford
Age 64                                                        (consulting                  Mills, Inc.
                                                              company)                     (supplier of
                                                              (since 6/99);                automotive textile
                                                              Chairman of                  products) (since
                                                              Munder Capital               10/02).
                                                              Management
                                                              (investment
                                                              advisor)
                                                              (10/99 to
                                                              12/00);
                                                              Chairman and
                                                              Chief
                                                              Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

---------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND
                                WITH THE        LENGTH OF
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   Of the distributions made by the Fund from investment income, 93.0% is tax exempt for regular income tax purposes. $1,324,275 has been designated as capital gains dividends for the purpose of the dividends paid deduction of which 100% represents 20% rate gains.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder Tax-Free Short & Intermediate Bond Fund and Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund) (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Tax-Free Short & Intermediate Bond Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNTFSBOND603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                          MUNDER U.S. GOVERNMENT
                                                                     INCOME FUND
                                                     Class A, B, C, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market

HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information and commentary on the relative and absolute performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   -s- James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  II         Management's Discussion of Fund Performance
                  IV         Hypothetical and Total Returns

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  8          Statement of Operations
                  9          Statements of Changes in Net Assets
                  10         Statements of Changes in Net Assets -- Capital Stock
                             Activity
                  12         Financial Highlights
                  17         Notes to Financial Statements
                  32         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
   FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

FUND MANAGERS: The Munder U.S. Government Income Fund Team

   The Fund exhibited a return of 7.57% for the year ending June 30, 2003, relative to the 11.33% return for the Lehman Brothers Government Bond Index and the 8.03% median return for the Lipper universe of U.S. government debt mutual funds. Compared to the Lipper universe, the Fund has earned median or above-median returns for the six-month, two-year, three-year and five-year time periods ending June 30.

   The performance of the Fund lagged its Lehman Brothers Government Bond Index benchmark for the year, largely because of the composition of the Fund's agency holdings. Government agencies, like Freddie Mac (the Federal Home Loan Mortgage Corporation) and Fannie Mae (the Federal National Mortgage Association), issue two broad types of bonds: straight debentures and mortgage-related securities. The Fund was heavily weighted in the mortgage-related bonds issued by these Federal agencies. Many of these bonds had been held for several years and had successfully withstood a number of refinancing waves. During this cycle, however, with interest rates reaching 45-year lows, even these mortgages began to exhibit faster prepayments. This lowered their returns relative to U.S. Treasuries or other types of agency debt. As a result, although the Fund's weighting in mortgage-backed securities was reduced during the year, returns were held back relative to the Fund's Lehman benchmark.

                      [This Page Intentionally Left Blank]

HYPOTHETICAL AND TOTAL RETURNS

--------------------------------------------------------------------------------

The following graph represents the performance of the Munder U.S. Government Income Fund (the "Fund") Class Y shares since its inception. This includes a period of time since February 1, 1995 during which the Fund has been managed by Munder Capital Management and prior periods when the Fund was managed by its predecessor. The chart following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the chart and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

MUNDER U.S. GOVERNMENT INCOME FUND

                                   CLASS Y SHARE HYPOTHETICAL
                ----------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (GRAPHIC IMAGE)

                                                                                                         LIPPER U.S. GOV'T. DEBT
                                                         CLASS Y            LEHMAN GOV'T. BOND INDEX#        FUNDS AVERAGE**
                                                         -------            -------------------------    -----------------------
6/30/94                                                   10000                       10000                       10000
                                                          10000                       10000                       10000
                                                          10130                       10184                       10173
                                                          10128                       10186                       10171
                                                           9978                       10042                       10017
                                                           9957                       10035                        9990
                                                           9935                       10017                        9968
                                                          10002                       10078                       10039
                                                          10161                       10266                       10221
                                                          10385                       10487                       10452
                                                          10451                       10553                       10503
                                                          10577                       10691                       10632
                                                          10991                       11122                       11047
6/30/95                                                   11075                       11207                       11118
                                                          11035                       11166                       11065
                                                          11167                       11297                       11199
                                                          11276                       11405                       11315
                                                          11430                       11578                       11472
                                                          11607                       11759                       11639
                                                          11751                       11926                       11807
                                                          11795                       11999                       11861
                                                          11578                       11754                       11604
                                                          11507                       11656                       11505
                                                          11444                       11582                       11418
                                                          11426                       11562                       11374
6/30/96                                                   11582                       11711                       11510
                                                          11600                       11741                       11529
                                                          11593                       11715                       11489
                                                          11783                       11909                       11685
                                                          12059                       12171                       11947
                                                          12240                       12383                       12162
                                                          12119                       12257                       12026
                                                          12136                       12270                       12042
                                                          12185                       12287                       12056
                                                          12042                       12157                       11899
                                                          12229                       12332                       12081
                                                          12330                       12438                       12182
6/30/97                                                   12480                       12577                       12327
                                                          12817                       12935                       12687
                                                          12695                       12807                       12543
                                                          12884                       12999                       12735
                                                          13078                       13224                       12938
                                                          13081                       13291                       12995
                                                          13210                       13431                       13134
                                                          13373                       13632                       13307
                                                          13352                       13595                       13274
                                                          13409                       13633                       13304
                                                          13455                       13695                       13357
                                                          13615                       13836                       13495
6/30/98                                                   13724                       13993                       13625
                                                          13711                       14014                       13634
                                                          13993                       14379                       13940
                                                          14245                       14767                       14269
                                                          14089                       14717                       14152
                                                          14139                       14721                       14187
                                                          14199                       14754                       14222
                                                          14264                       14839                       14298
                                                          14064                       14486                       13966
                                                          14195                       14543                       14029
                                                          14211                       14576                       14063
                                                          14108                       14448                       13913
6/30/99                                                   14048                       14419                       13833
                                                          14043                       14397                       13762
                                                          13930                       14397                       13724
                                                          14098                       14514                       13879
                                                          14146                       14537                       13902
                                                          14156                       14517                       13882
                                                          14074                       14422                       13789
                                                          14022                       14442                       13747
                                                          14135                       14648                       13924
                                                          14398                       14905                       14151
                                                          14305                       14864                       14101
                                                          14293                       14873                       14084
6/30/00                                                   14610                       15137                       14355
                                                          14656                       15284                       14463
                                                          14855                       15510                       14684
                                                          15009                       15554                       14743
                                                          15086                       15703                       14860
                                                          15453                       16012                       15139
                                                          15712                       16331                       15431
                                                          15877                       16496                       15582
                                                          16071                       16684                       15730
                                                          16143                       16742                       15770
                                                          16030                       16572                       15633
                                                          16125                       16626                       15686
6/30/01                                                   16221                       16703                       15734
                                                          16609                       17104                       16096
                                                          16759                       17316                       16275
                                                          17022                       17617                       16511
                                                          17330                       18072                       16892
                                                          16994                       17667                       16543
                                                          16931                       17513                       16390
                                                          17036                       17627                       16521
                                                          17291                       17789                       16690
                                                          16994                       17403                       16360
                                                          17393                       17817                       16715
                                                          17534                       17924                       16816
6/30/02                                                   17751                       18175                       16998
                                                          18095                       18575                       17294
                                                          18341                       18943                       17581
                                                          18605                       19386                       17887
                                                          18438                       19231                       17765
                                                          18289                       19066                       17662
                                                          18643                       19527                       18014
                                                          18627                       19478                       17983
                                                          18869                       19792                       18222
                                                          18807                       19734                       18149
                                                          18921                       19825                       18233
                                                          19258                       20341                       18563
6/30/03                                                   19094                       20235                       18459

--------------------------------------------------------------------------------

                                       GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                                   ------------------------------------------------------
                                                                                   LIPPER
                                                                  LEHMAN      U.S. GOV'T.
CLASS AND                             WITH      WITHOUT      GOV'T. BOND       DEBT FUNDS
INCEPTION DATE                        LOAD         LOAD           INDEX#        AVERAGE**
-----------------------------------------------------------------------------------------
CLASS A
  (7/28/94)                        $17,863*     $18,611        $19,869          $18,145
CLASS B
  (9/6/95)                             N/A      $15,757        $17,912          $16,482
CLASS C
  (8/12/96)                            N/A      $15,105        $17,235          $16,010
CLASS K
  (7/5/94)                             N/A      $18,670        $20,235          $18,459
CLASS Y
  (7/5/94)                             N/A      $19,094        $20,235          $18,459

                                                AVERAGE ANNUAL TOTAL RETURNS
                              -----------------------------------------------------------------
                                                                 FIVE                     SINCE
                                 ONE           ONE      FIVE    YEARS        SINCE    INCEPTION
CLASS AND                       YEAR          YEAR     YEARS    W/OUT    INCEPTION        W/OUT
INCEPTION DATE                W/LOAD    W/OUT LOAD    W/LOAD     LOAD       W/LOAD         LOAD
-----------------------------------------------------------------------------------------------
CLASS A
  (7/28/94)                   3.01%*      7.31%       5.68%*    6.54%        6.72%*     7.21%
CLASS B
  (9/6/95)                    1.40%+      6.40%       5.44%+    5.76%          N/A      5.99%
CLASS C
  (8/12/96)                   5.51%+      6.51%         N/A     5.77%          N/A      6.17%
CLASS K
  (7/5/94)                      N/A       7.20%         N/A     6.56%          N/A      7.19%
CLASS Y
  (7/5/94)                      N/A       7.57%         N/A     6.83%          N/A      7.46%

------------

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

 # The Lehman Brothers Government Bond Index is an unmanaged index that is made up of all publicly-issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government. Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94, respectively.

** The Lipper U.S. Government Debt Funds Average represents the average performance of a universe of mutual funds that have been in existence since the Fund's inception date and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y shares of the Fund are as of 8/1/94, 9/1/95, 8/1/96, 7/1/94, and 7/1/94,
   respectively.

                      [This Page Intentionally Left Blank]

MUNDER U.S. GOVERNMENT INCOME FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.1%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.9%
                 FHLMC:
$ 3,175,000      6.875% due 09/15/2010                                $  3,883,435
  4,475,000      5.500% due 09/15/2011                                   5,073,446
  3,000,000      5.125% due 07/15/2012                                   3,309,738
                                                                      ------------
                                                                        12,266,619
                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.2%
  3,800,000      FNMA,
                   6.125% due 03/15/2012                                 4,481,503
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $15,840,266)                                                   16,748,122
                                                                      ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 55.3%
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 51.2%
                 Federal Home Loan Mortgage Corporation (FHLMC):
  5,800,000      Series 1503, Class PK,
                   7.000% due 03/15/2022                                 5,822,039
  4,238,098      Series 1531, Class M,
                   6.000% due 06/15/2008                                 4,379,414
    824,318      Series 1574, Class G,
                   6.500% due 04/15/2021                                   824,968
  1,500,000      Series 1603, Class J,
                   6.500% due 07/15/2023                                 1,601,464
  3,121,431      Series 1610, Class PM,
                   6.250% due 04/15/2022                                 3,219,459
 11,585,000      Series 1633, Class PL,
                   6.500% due 03/15/2023                                12,121,282
  5,000,000      Series 1638, Class H,
                   6.500% due 12/15/2023                                 5,425,515
  6,948,690      Series 1676, Class H,
                   6.500% due 10/15/2022                                 7,067,648
  2,608,994      Series 1722, Class PH,
                   6.500% due 08/15/2022                                 2,641,100
  2,385,000      Series 1848, Class PE,
                   7.000% due 09/15/2025                                 2,448,905
  8,943,000      Series 1865, Class PD,
                   7.000% due 12/15/2025                                 9,206,877
  4,156,000      Series 1866, Class E,
                   7.000% due 01/15/2026                                 4,410,477

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) (CONTINUED)
                 Federal Home Loan Mortgage Corporation (FHLMC) (Continued):
$   943,874      Series 43, Class D,
                   10.000% due 06/15/2020                             $    945,032
  4,279,337      Series T-7, Class A6,
                   7.030% due 08/25/2028                                 4,596,865
                 Federal National Mortgage Association (FNMA):
  2,000,000      Series 1993-160, Class BC,
                   6.500% due 09/25/2022                                 2,016,752
  7,500,000      Series 1993-203, Class PL,
                   6.500% due 10/25/2023                                 8,089,153
  8,517,398      Series 1993-226, Class PN,
                   9.000% due 05/25/2022                                 8,778,944
    856,919      Series 1994-44, Class H,
                   6.500% due 08/25/2022                                   865,037
  1,600,000      Series 1994-60, Class PJ,
                   7.000% due 04/25/2024                                 1,777,299
  7,634,900      Series 1996-28, Class PJ,
                   6.500% due 12/25/2024                                 7,977,030
  4,252,080      Series 1996-70, Class PJ,
                   6.500% due 02/25/2026                                 4,311,201
  1,059,277      Series 1997-13, Class QE,
                   6.500% due 04/18/2026                                 1,077,427
                 Government National Mortgage Association (GNMA):
  4,772,394      Series 1996-11, Class PD,
                   7.000% due 06/20/2025                                 4,859,319
  1,669,129      Series 1996-9, Class PD,
                   7.000% due 01/20/2025                                 1,678,968
                                                                      ------------
                                                                       106,142,175
                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.0%
                 FHLMC:
    429,111      Pool #A01048, Gold,
                   8.500% due 02/01/2020                                   468,674
  1,164,727      Pool #E00160, Gold,
                   7.000% due 11/01/2007                                 1,229,981
    241,928      Pool #G00479, Gold,
                   9.000% due 04/01/2025                                   269,343
                                                                      ------------
                                                                         1,967,998
                                                                      ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 3.1%
                 FNMA:
$    14,739      Pool #040305,
                   11.500% due 02/01/2014                             $     16,897
      1,667      Pool #058255,
                   11.500% due 11/01/2010                                    1,858
     20,794      Pool #081585,
                   11.500% due 07/01/2012                                   23,661
    423,839      Pool #100081,
                   11.500% due 08/20/2016                                  494,003
     69,988      Pool #210448,
                   11.500% due 11/01/2015                                   80,236
    270,372      Pool #303105,
                   11.000% due 11/01/2020                                  313,818
     70,446      Pool #336457,
                   10.500% due 11/01/2020                                   80,989
  2,950,000      Pool #375618,
                   6.420% due 12/01/2007                                 3,346,171
  1,986,806      Pool #385677,
                   4.680% due 12/01/2012                                 2,089,275
                                                                      ------------
                                                                         6,446,908
                                                                      ------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $109,529,700)                                                 114,557,081
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 30.8%
   U.S. TREASURY BONDS -- 30.8%
  1,500,000      12.000% due 08/15/2013                                  2,179,863
  3,000,000      5.250% due 11/15/2028                                   3,265,665
  3,650,000      6.250% due 05/15/2030                                   4,543,965
 12,500,000      6.500% due 11/15/2026                                  15,857,913
 11,500,000      7.500% due 11/15/2016                                  15,610,802
 11,500,000      8.000% due 11/15/2021                                  16,660,176
  4,000,000      8.125% due 08/15/2019                                   5,785,156
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $56,788,596)                                                   63,903,540
                                                                      ------------

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Portfolio of Investments, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
   (Cost $9,184,000)
$ 9,184,000      Agreement with State Street Bank and Trust
                   Company,
                   0.980% dated 06/30/2003 to be repurchased at
                   $9,184,250 on 07/01/2003, collateralized by
                   $9,130,000 FHLB, 2.500% maturing 03/15/2006
                   (value $9,372,036)                                 $  9,184,000
                                                                      ------------

OTHER INVESTMENTS*
   (Cost $5,817,660)                                       2.8%           5,817,660
                                                         -----         ------------
TOTAL INVESTMENTS
   (Cost $197,160,222)                                   101.4%         210,210,403
OTHER ASSETS AND LIABILITIES (NET)                        (1.4)          (2,942,510)
                                                         -----         ------------
NET ASSETS                                               100.0%        $207,267,893
                                                         =====         ============

------------

* As of June 30, 2003, the market value of the securities on loan is $5,710,213. Cash collateral received for securities loaned of $5,817,660 is invested in 5,817,660 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

Abbreviation:
FHLB -- Federal Home Loan Bank

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

MUNDER U.S. GOVERNMENT INCOME FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities (including $5,710,213 of securities
      loaned)...............................................  $201,026,403
    Repurchase agreement....................................     9,184,000
                                                              ------------
Total Investments...........................................   210,210,403
Cash........................................................           826
Interest receivable.........................................     1,480,352
Receivable for Fund shares sold.............................     2,550,411
Prepaid expenses and other assets...........................        46,474
                                                              ------------
      Total Assets..........................................   214,288,466
                                                              ------------
LIABILITIES:
Payable for Fund shares redeemed............................       939,795
Payable upon return of securities loaned....................     5,817,660
Investment advisory fees payable............................        85,728
Distribution fees payable...................................        27,863
Shareholder servicing fees payable..........................        25,031
Transfer agency/record keeping fees payable.................        23,261
Administration fees payable.................................        22,622
Trustees' fees and expenses payable.........................        17,683
Custody fees payable........................................         2,958
Accrued expenses and other payables.........................        57,972
                                                              ------------
      Total Liabilities.....................................     7,020,573
                                                              ------------
NET ASSETS..................................................  $207,267,893
                                                              ============
Investments, at cost........................................  $197,160,222
                                                              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Undistributed net investment income.........................       910,947
Accumulated net realized loss on investments sold...........    (2,135,529)
Net unrealized appreciation of investments..................    13,050,181
Paid-in capital.............................................   195,442,294
                                                              ------------
                                                              $207,267,893
                                                              ============
NET ASSETS:
Class A Shares..............................................  $ 18,559,445
                                                              ============
Class B Shares..............................................  $ 20,630,931
                                                              ============
Class C Shares..............................................  $  3,684,467
                                                              ============
Class K Shares..............................................  $132,874,724
                                                              ============
Class Y Shares..............................................  $ 31,518,326
                                                              ============
SHARES OUTSTANDING:
Class A Shares..............................................     1,723,283
                                                              ============
Class B Shares..............................................     1,913,160
                                                              ============
Class C Shares..............................................       342,098
                                                              ============
Class K Shares..............................................    12,322,325
                                                              ============
Class Y Shares..............................................     2,923,368
                                                              ============
CLASS A SHARES:
Net asset value and redemption price per share..............        $10.77
                                                              ============
Maximum sales charge........................................          4.00%
Maximum offering price per share............................        $11.22
                                                              ============
CLASS B SHARES:
Net asset value and offering price per share*...............        $10.78
                                                              ============
CLASS C SHARES:
Net asset value and offering price per share*...............        $10.77
                                                              ============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.78
                                                              ============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $10.78
                                                              ============

------------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $12,884,352
Securities lending..........................................       37,167
                                                              -----------
      Total Investment Income...............................   12,921,519
                                                              -----------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................       39,330
  Class B Shares............................................      218,491
  Class C Shares............................................       37,713
Shareholder servicing fees:
  Class K Shares............................................      358,578
Investment advisory fees....................................    1,120,361
Administration fees.........................................      304,147
Transfer agency/record keeping fees.........................      121,861
Legal and audit fees........................................       58,873
Custody fees................................................       40,514
Registration and filing fees................................       39,704
Trustees' fees and expenses.................................       21,224
Other.......................................................       50,695
                                                              -----------
      Total Expenses........................................    2,411,491
Fees waived by transfer agent...............................       (4,340)
                                                              -----------
Net Expenses................................................    2,407,151
                                                              -----------
NET INVESTMENT INCOME.......................................   10,514,368
                                                              -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions................    1,760,841
Net change in unrealized appreciation/(depreciation) of
  securities................................................    3,457,402
                                                              -----------
Net realized and unrealized gain on investments.............    5,218,243
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $15,732,611
                                                              ===========

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                      ------------------------------
Net investment income...............................  $ 10,514,368     $ 11,906,657
Net realized gain on investments sold...............     1,760,841          597,109
Net change in unrealized appreciation/(depreciation)
  of investments....................................     3,457,402        7,070,265
                                                      ------------     ------------
Net increase in net assets resulting from
  operations........................................    15,732,611       19,574,031
Dividends to shareholders from net investment
  income:
  Class A Shares....................................      (755,830)        (579,214)
  Class B Shares....................................      (890,773)        (668,565)
  Class C Shares....................................      (154,874)        (116,304)
  Class K Shares....................................    (6,875,351)      (9,085,689)
  Class Y Shares....................................    (1,979,758)      (1,900,615)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares....................................     5,503,299        4,290,030
  Class B Shares....................................     5,518,204        3,970,020
  Class C Shares....................................     1,342,314          (76,393)
  Class K Shares....................................   (23,592,161)     (23,251,696)
  Class Y Shares....................................    (9,281,324)       9,165,674
                                                      ------------     ------------
Net increase/(decrease) in net assets...............   (15,433,643)       1,321,279
NET ASSETS
Beginning of year...................................   222,701,536      221,380,257
                                                      ------------     ------------
End of year.........................................  $207,267,893     $222,701,536
                                                      ============     ============
Undistributed net investment income.................  $    910,947     $    191,697
                                                      ============     ============

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
AMOUNT
CLASS A SHARES:
Sold.................................................  $ 19,625,637     $ 16,865,809
Issued as reinvestment of dividends..................       624,070          441,778
Redeemed.............................................   (14,746,408)     (13,017,557)
                                                       ------------     ------------
Net increase.........................................  $  5,503,299     $  4,290,030
                                                       ============     ============
CLASS B SHARES:
Sold.................................................  $ 15,991,091     $ 11,108,332
Issued as reinvestment of dividends..................       406,304          271,763
Redeemed.............................................   (10,879,191)      (7,410,075)
                                                       ------------     ------------
Net increase.........................................  $  5,518,204     $  3,970,020
                                                       ============     ============
CLASS C SHARES:
Sold.................................................  $  4,916,195     $  3,397,516
Issued as reinvestment of dividends..................        76,690           52,246
Redeemed.............................................    (3,650,571)      (3,526,155)
                                                       ------------     ------------
Net increase/(decrease)..............................  $  1,342,314     $    (76,393)
                                                       ============     ============
CLASS K SHARES:
Sold.................................................  $ 24,119,414     $ 19,220,505
Issued as reinvestment of dividends..................         5,431            5,046
Redeemed.............................................   (47,717,006)     (42,477,247)
                                                       ------------     ------------
Net decrease.........................................  $(23,592,161)    $(23,251,696)
                                                       ============     ============
CLASS Y SHARES:
Sold.................................................  $ 10,240,111     $ 15,990,907
Issued as reinvestment of dividends..................        15,298           14,910
Redeemed.............................................   (19,536,733)      (6,840,143)
                                                       ------------     ------------
Net increase/(decrease)..............................  $ (9,281,324)    $  9,165,674
                                                       ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                          YEAR ENDED       YEAR ENDED
                                                       JUNE 30, 2003    JUNE 30, 2002
                                                       ------------------------------
SHARES
CLASS A SHARES:
Sold.................................................    1,831,624        1,612,505
Issued as reinvestment of dividends..................       58,087           42,433
Redeemed.............................................   (1,375,833)      (1,245,132)
                                                        ----------       ----------
Net increase.........................................      513,878          409,806
                                                        ==========       ==========
CLASS B SHARES:
Sold.................................................    1,487,411        1,060,133
Issued as reinvestment of dividends..................       37,783           26,069
Redeemed.............................................   (1,011,456)        (710,787)
                                                        ----------       ----------
Net increase.........................................      513,738          375,415
                                                        ==========       ==========
CLASS C SHARES:
Sold.................................................      456,893          325,305
Issued as reinvestment of dividends..................        7,139            5,018
Redeemed.............................................     (339,849)        (338,030)
                                                        ----------       ----------
Net increase/(decrease)..............................      124,183           (7,707)
                                                        ==========       ==========
CLASS K SHARES:
Sold.................................................    2,254,596        1,838,594
Issued as reinvestment of dividends..................          505              522
Redeemed.............................................   (4,447,648)      (4,061,064)
                                                        ----------       ----------
Net decrease.........................................   (2,192,547)      (2,221,948)
                                                        ==========       ==========
CLASS Y SHARES:
Sold.................................................      950,972        1,531,465
Issued as reinvestment of dividends..................        1,423            1,431
Redeemed.............................................   (1,807,879)        (653,683)
                                                        ----------       ----------
Net increase/(decrease)..............................     (855,484)         879,213
                                                        ==========       ==========

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                       A SHARES
                                            ---------------------------------------------------------------
                                                  YEAR          YEAR       YEAR          YEAR          YEAR
                                                 ENDED         ENDED      ENDED         ENDED         ENDED
                                            6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                            ---------------------------------------------------------------
Net asset value, beginning of period.......  $  10.53      $  10.20     $ 9.79       $10.03        $10.38
                                             --------      --------     ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................      0.51          0.56       0.60         0.59          0.59
Net realized and unrealized gain/(loss) on
 investments...............................      0.25          0.35       0.42        (0.23)        (0.37)
                                             --------      --------     ------       ------        ------
Total from investment operations...........      0.76          0.91       1.02         0.36          0.22
                                             --------      --------     ------       ------        ------
LESS DISTRIBUTIONS:
Dividends from net investment income.......     (0.52)        (0.58)     (0.61)       (0.60)        (0.55)
Distributions from net realized gains......        --            --         --        (0.00)(d)     (0.01)
Distributions in excess of net realized
 gains.....................................        --            --         --        (0.00)(d)     (0.01)
                                             --------      --------     ------       ------        ------
Total distributions........................     (0.52)        (0.58)     (0.61)       (0.60)        (0.57)
                                             --------      --------     ------       ------        ------
Net asset value, end of period.............  $  10.77      $  10.53     $10.20       $ 9.79        $10.03
                                             ========      ========     ======       ======        ======
TOTAL RETURN(B)............................      7.31%         9.15%     10.52%        3.84%         2.12%
                                             ========      ========     ======       ======        ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's).......  $ 18,559      $ 12,739     $8,153       $3,988        $4,516
Ratio of operating expenses to average net
 assets....................................      1.03%         0.94%      0.97%        0.97%         0.96%
Ratio of net investment income to average
 net assets................................      4.73%         5.37%      5.86%        6.07%         5.76%
Portfolio turnover rate....................        28%           19%        23%          15%           23%
Ratio of operating expenses to average net
 assets without expense waivers............      1.03%         0.94%      0.97%        0.97%         0.96%

------------

(a) The Munder U.S. Government Income Fund Class A Shares and Class B Shares commenced operations on July 28, 1994 and September 6, 1995, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                              B SHARES
--------------------------------------------------------------------
          YEAR          YEAR        YEAR          YEAR          YEAR
         ENDED         ENDED       ENDED         ENDED         ENDED
    6/30/03(C)    6/30/02(C)     6/30/01    6/30/00(C)    6/30/99(C)
--------------------------------------------------------------------
     $  10.55      $  10.21     $   9.79      $10.03        $10.38
     --------      --------     --------      ------        ------
         0.43          0.48         0.52        0.52          0.52
         0.24          0.36         0.43       (0.24)        (0.37)
     --------      --------     --------      ------        ------
         0.67          0.84         0.95        0.28          0.15
     --------      --------     --------      ------        ------
        (0.44)        (0.50)       (0.53)      (0.52)        (0.48)
           --            --           --       (0.00)(d)     (0.01)
           --            --           --       (0.00)(d)     (0.01)
     --------      --------     --------      ------        ------
        (0.44)        (0.50)       (0.53)      (0.52)        (0.50)
     --------      --------     --------      ------        ------
     $  10.78      $  10.55     $  10.21      $ 9.79        $10.03
     ========      ========     ========      ======        ======
         6.40%         8.43%        9.90%       2.97%         1.36%
     ========      ========     ========      ======        ======
     $ 20,631      $ 14,759     $ 10,455      $5,270        $4,690
         1.78%         1.69%        1.72%       1.72%         1.71%
         3.98%         4.62%        5.11%       5.32%         5.01%
           28%           19%          23%         15%           23%
         1.78%         1.69%        1.72%       1.72%         1.71%

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                          C SHARES
                                                 -----------------------------------------------------------
                                                       YEAR         YEAR      YEAR         YEAR         YEAR
                                                      ENDED        ENDED     ENDED        ENDED        ENDED
                                                 6/30/03(C)   6/30/02(C)   6/30/01   6/30/00(C)   6/30/99(C)
                                                 -----------------------------------------------------------
Net asset value, beginning of period............ $    10.53     $10.20     $ 9.77      $10.02       $10.37
                                                 ----------     ------     ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................       0.43       0.48       0.52        0.52         0.52
Net realized and unrealized gain/(loss) on
 investments....................................       0.25       0.35       0.44       (0.25)       (0.37)
                                                 ----------     ------     ------      ------       ------
Total from investment operations................       0.68       0.83       0.96        0.27         0.15
                                                 ----------     ------     ------      ------       ------
LESS DISTRIBUTIONS:
Dividends from net investment income............      (0.44)     (0.50)     (0.53)      (0.52)       (0.48)
Distributions from net realized gains...........         --         --         --       (0.00)(d)    (0.01)
Distributions in excess of net realized gains...         --         --         --       (0.00)(d)    (0.01)
                                                 ----------     ------     ------      ------       ------
Total distributions.............................      (0.44)     (0.50)     (0.53)      (0.52)       (0.50)
                                                 ----------     ------     ------      ------       ------
Net asset value, end of period.................. $    10.77     $10.53     $10.20      $ 9.77       $10.02
                                                 ==========     ======     ======      ======       ======
TOTAL RETURN(B).................................       6.51%      8.33%     10.02%       2.87%        1.35%
                                                 ==========     ======     ======      ======       ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............ $    3,684     $2,295     $2,301      $1,228       $1,187
Ratio of operating expenses to average net
 assets.........................................       1.78%      1.69%      1.72%       1.72%        1.71%
Ratio of net investment income to average net
 assets.........................................       3.98%      4.62%      5.11%       5.32%        5.01%
Portfolio turnover rate.........................         28%        19%        23%         15%          23%
Ratio of operating expenses to average net
 assets without expense waivers.................       1.78%      1.69%      1.72%       1.72%        1.71%

------------

(a) The Munder U.S. Government Income Fund Class C Shares and Class K Shares commenced operations on August 12, 1996 and July 5, 1994, respectively.

(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                               K SHARES
-----------------------------------------------------------------------
          YEAR          YEAR        YEAR          YEAR             YEAR
         ENDED         ENDED       ENDED         ENDED            ENDED
    6/30/03(C)    6/30/02(C)     6/30/01    6/30/00(C)       6/30/99(C)
-----------------------------------------------------------------------
     $  10.55      $  10.21     $   9.79     $  10.03         $  10.38
     --------      --------     --------     --------         --------
         0.51          0.56         0.59         0.60             0.59
         0.24          0.36         0.44        (0.24)           (0.37)
     --------      --------     --------     --------         --------
         0.75          0.92         1.03         0.36             0.22
     --------      --------     --------     --------         --------
        (0.52)        (0.58)       (0.61)       (0.60)           (0.55)
           --            --           --        (0.00)(d)        (0.01)
           --            --           --        (0.00)(d)        (0.01)
     --------      --------     --------     --------         --------
        (0.52)        (0.58)       (0.61)       (0.60)           (0.57)
     --------      --------     --------     --------         --------
     $  10.78      $  10.55     $  10.21     $   9.79         $  10.03
     ========      ========     ========     ========         ========
         7.20%         9.25%       10.74%        3.74%            2.11%
     ========      ========     ========     ========         ========
     $132,875      $153,065     $170,872     $177,334         $213,327
         1.03%         0.94%        0.97%        0.97%            0.96%
         4.73%         5.37%        5.86%        6.07%            5.74%
           28%           19%          23%          15%              23%
         1.03%         0.94%        0.97%        0.97%            0.96%

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                       Y SHARES
                                            ---------------------------------------------------------------
                                                  YEAR          YEAR       YEAR          YEAR          YEAR
                                                 ENDED         ENDED      ENDED         ENDED         ENDED
                                            6/30/03(C)    6/30/02(C)    6/30/01    6/30/00(C)    6/30/99(C)
                                            ---------------------------------------------------------------
Net asset value, beginning of period....... $    10.54     $  10.21     $  9.79     $  10.03      $  10.38
                                            ----------     --------     -------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................       0.54         0.59        0.62         0.62          0.62
Net realized and unrealized gain/(loss) on
 investments...............................       0.24         0.35        0.43        (0.24)        (0.37)
                                            ----------     --------     -------     --------      --------
Total from investment operations...........       0.78         0.94        1.05         0.38          0.25
                                            ----------     --------     -------     --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income.......      (0.54)       (0.61)      (0.63)       (0.62)        (0.58)
Distributions from net realized gains......         --           --          --        (0.00)(d)     (0.01)
Distributions in excess of net realized
 gains.....................................         --           --          --        (0.00)(d)     (0.01)
                                            ----------     --------     -------     --------      --------
Total distributions........................      (0.54)       (0.61)      (0.63)       (0.62)        (0.60)
                                            ----------     --------     -------     --------      --------
Net asset value, end of period............. $    10.78     $  10.54     $ 10.21     $   9.79      $  10.03
                                            ==========     ========     =======     ========      ========
TOTAL RETURN (B)...........................       7.57%        9.42%      11.03%        4.00%         2.37%
                                            ==========     ========     =======     ========      ========
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)....... $   31,518     $ 39,843     $29,599     $ 32,453      $ 73,308
Ratio of operating expenses to average net
 assets....................................       0.78%        0.69%       0.72%        0.72%         0.71%
Ratio of net investment income to average
 net assets................................       4.98%        5.62%       6.11%        6.32%         5.99%
Portfolio turnover rate....................         28%          19%         23%          15%           23%
Ratio of operating expenses to average net
 assets without expense waivers............       0.78%        0.69%       0.72%        0.72%         0.71%

------------

(a) The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder U.S. Government Income Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 5 classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder U.S. Government Income Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities are valued at the evaluated bid price as provided by a Board-approved pricing vendor or by broker-dealers. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

Board of Trustees determines that such valuation does not constitute fair value at that time.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Loans of Portfolio Securities: The Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

then prorated among the share classes based on the relative average net assets of each class.

   Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $4,340 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   As determined on June 30, 2003, permanent differences resulting primarily from different book and tax accounting for reclassification of gains and losses on paydown securities and adjustments for bond premium amortization were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $304,147 before payment of sub-administration fees and $77,338 after payment of sub-administration fees for its administrative

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

services to the Fund. During the year ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $18,974 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS B      CLASS C      CLASS K
SHARES       SHARES       SHARES        SHARES
12b-1 FEES   12b-1 FEES   12b-1 FEES   SERVICE FEES
---------------------------------------------------
  0.25%        1.00%        1.00%         0.25%

   No payments are made under the Plan with regard to Class Y Shares.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $105 to Comerica Securities and $358,004 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. SECURITIES TRANSACTIONS

   Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $59,887,286 and $62,587,109 respectively, for the year ended June 30, 2003.

   At June 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $13,505,927 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $1,324,136 and net appreciation for Federal income tax purposes was $12,181,791. At June 30, 2003, aggregate cost for Federal income tax purposes was $198,028,612.

6. REVOLVING LINE OF CREDIT

   Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the year ended June 30, 2003, the Fund did not utilize the revolving line of credit. For the year ended June 30, 2003 total commitment fees for the Fund were $4,518.

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

7. DISTRIBUTIONS TO SHAREHOLDERS

   During the years ended June 30, 2003 and June 30, 2002, distributions of $10,656,586 and $12,350,387, respectively, were paid to shareholders from ordinary income on a tax basis.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED    POST OCTOBER      UNREALIZED
  ORDINARY       LOSS/CAPITAL    APPRECIATION/
   INCOME       LOSS CARRYOVER   (DEPRECIATION)      TOTAL
-------------------------------------------------------------
  $923,386       $(1,267,139)     $12,181,791     $11,838,038

   The differences between book and tax distributable earnings are primarily due to wash sales and premium amortization adjustments.

8. INCOME TAX INFORMATION

   As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,238,703 of unused capital losses, expiring in 2009.

   Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $28,436.

9. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr..............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,511,562.689
Against....................................................      66,339.526
Abstain....................................................      41,930.464
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,534,830.460
Against....................................................      48,860.250
Abstain....................................................      36,141.969
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,525,094.256
Against....................................................      55,294.365
Abstain....................................................      39,444.058
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,506,308.589
Against....................................................      76,363.366
Abstain....................................................      37,160.724
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,535,288.523
Against....................................................      46,182.854
Abstain....................................................      38,361.302
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,533,081.415
Against....................................................      49,189.894
Abstain....................................................      37,561.370
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,476,038.077
Against....................................................     108,258.100
Abstain....................................................      35,536.502
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,530,026.971
Against....................................................      52,304.339
Abstain....................................................      37,501.369
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,526,589.882
Against....................................................      57,398.472
Abstain....................................................      35,844.325
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,503,941.255
Against....................................................      78,508.877
Abstain....................................................      37,382.547
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,531,890.838
Against....................................................      51,509.228
Abstain....................................................      36,432.613
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,529,085.634
Against....................................................      54,215.609
Abstain....................................................      36,531.436
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,503,868.255
Against....................................................      81,480.677
Abstain....................................................      34,483.747
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,530,873.082
Against....................................................      54,755.494
Abstain....................................................      34,204.103
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
---------------------------------------------------------------------------
For........................................................  15,527,880.056
Against....................................................      55,920.654
Abstain....................................................      36,031.969
Broker Non-votes...........................................   1,689,752.000
TOTAL......................................................  17,309,584.679

10. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds,

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER       LENGTH OF      DURING PAST 5    DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS        TIME SERVED(2)       YEARS         TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite      Consultant,          32       None
c/o The Munder Funds        and Chairman      since 11/89     self- employed
480 Pierce Street                                             (since 7/95);
Suite 300                                                     Senior Advisor
Birmingham, MI 48009                                          to President,
Age 71                                                        Western
                                                              Michigan
                                                              University
                                                              (7/95 to
                                                              12/98).
John Rakolta, Jr.           Director/Trustee  Indefinite      Chairman and         32       None
c/o The Munder Funds        and Vice          since 2/93      Chief Executive
480 Pierce Street           Chairman                          Officer,
Suite 300                                                     Walbridge
Birmingham, MI 48009                                          Aldinger
Age 56                                                        Company
                                                              (construction
                                                              company) (since
                                                              1991).
David J. Brophy             Director/Trustee  Indefinite      Professor of         32       None
c/o The Munder Funds                          since 5/93      Finance,
480 Pierce Street                                             University of
Suite 300                                                     Michigan-
Birmingham, MI 48009                                          Business School
Age 67                                                        (since 8/66).
Joseph E. Champagne         Director/Trustee  Indefinite      Vice President,      32       None
c/o The Munder Funds                          since 11/89     Macomb College
480 Pierce Street                                             (since 2001);
Suite 300                                                     Dean, Macomb
Birmingham, MI 48009                                          College (since
Age 65                                                        9/97).

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER       LENGTH OF      DURING PAST 5    DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS        TIME SERVED(2)       YEARS         TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
Thomas D. Eckert            Director/Trustee  Indefinite      Director,            32       None
c/o The Munder Funds                          since 2/93      President and
480 Pierce Street                                             Chief Executive
Suite 300                                                     Officer,
Birmingham, MI 48009                                          Capital
Age 55                                                        Automotive REIT
                                                              (real estate
                                                              investment
                                                              trust
                                                              specializing in
                                                              retail
                                                              automotive
                                                              properties)
                                                              (since 10/97).
John Engler                 Director/Trustee  Indefinite      President of         32       Universal Forest
c/o The Munder Funds                          since 2/03      State and Local               Products, Inc.
480 Pierce Street                                             Government/Vice               (manufacturer and
Suite 300                                                     President of                  distributor of
Birmingham, MI 48009                                          Government                    lumber products)
Age 54                                                        Solutions for                 (since 1/03);
                                                              North America,                Northwest Airlines
                                                              Electronic Data               (since 4/03).
                                                              Systems Corp.
                                                              (computer
                                                              services)
                                                              (since 1/03);
                                                              Governor of the
                                                              State of
                                                              Michigan (1/91
                                                              to 1/03).
Arthur T. Porter            Director/Trustee  Indefinite      President and        32       None
3990 John R.                                  since 2/01      Chief Executive
Detroit, MI 48201                                             Officer of the
Age 47                                                        Detroit Medical
                                                              Center (since
                                                              3/99);
                                                              Professor with
                                                              Tenure and
                                                              Chairman of
                                                              Radiation
                                                              Oncology of
                                                              Wayne State
                                                              University
                                                              School of
                                                              Medicine (3/91
                                                              to 3/99).

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN FUND
                                                 TERM OF         PRINCIPAL       COMPLEX
                            POSITION(S) WITH  OFFICE(1) AND    OCCUPATION(S)   OVERSEEN BY  OTHER DIRECTORSHIPS
                               THE MUNDER       LENGTH OF      DURING PAST 5    DIRECTOR/         HELD BY
NAME, ADDRESS AND AGE            FUNDS        TIME SERVED(2)       YEARS         TRUSTEE     DIRECTOR/TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite      President of         32       CMS Energy
3707 West Maple Rd.                           since 8/00      Monahan                       Corporation (energy
Suite 102                                                     Enterprises,                  company) (since
Bloomfield Hills, MI 48301                                    LLC (consulting               12/02); Guilford
Age 64                                                        company) (since               Mills, Inc.
                                                              6/99); Chairman               (supplier of
                                                              of Munder                     automotive textile
                                                              Capital                       products) (since
                                                              Management                    10/02).
                                                              (investment
                                                              advisor) (10/99
                                                              to 12/00);
                                                              Chairman and
                                                              Chief Executive
                                                              Officer of
                                                              Munder Capital
                                                              Management
                                                              (10/99 to
                                                              12/99);
                                                              President of
                                                              Comerica
                                                              Incorporated
                                                              (bank holding
                                                              company) (6/92
                                                              to 6/99).

---------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the
    Fund's By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in Comerica.

MUNDER U.S. GOVERNMENT INCOME FUND
   Notes to Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND                    PRINCIPAL
                                WITH THE        LENGTH OF             OCCUPATION(S) DURING PAST 5
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)                     YEARS
----------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).
Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital Management
480 Pierce Street           and Secretary     since 8/00      (investment advisor) (since 7/00); Deputy
Suite 300                                                     General Counsel of Strong Capital
Birmingham, MI 48009                                          Management, Inc. (investment advisor) (12/92
Age 45                                                        to 7/00).
Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity group)
Age 37                                                        (10/99 to 5/00); Sr. Portfolio Manager of
                                                              Munder Capital Management (1/98 to 10/99).
Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01); Corporate
Suite 300                                                     Accounting Manager, DaimlerChrysler
Birmingham, MI 48009                                          Corporation (automotive manufacturer) (9/99
Age 34                                                        to 6/01); Manager, Audit and Business
                                                              Advisory Practice, Arthur Andersen LLP (5/95
                                                              to 9/99).

------------

(1) The officers are elected annually by the Board.

(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder U.S. Government Income Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder U.S. Government Income Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder U.S. Government Income Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           -s- Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

MUNDER U.S. GOVERNMENT INCOME FUND
   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at June 30, 2003 were as follows:

Federal Home Loan Mortgage Corporation......................  38.1%
Federal National Mortgage Association.......................  22.1%
Government National Mortgage Association....................   3.2%
U.S. Treasury Bonds.........................................  30.8%

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNUSGVT603

                                                                   ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                            MUNDER U.S. TREASURY
                                                               MONEY MARKET FUND
                                                           Class A, K & Y Shares
FAMILY OF FUNDS
(covered in separate annual reports)

LARGE-CAP EQUITY             INTERNATIONAL
Multi-Season Growth          International Growth
Index 500                    International Equity
Large-Cap Value              International Bond
                             Emerging Markets
MID- TO MICRO-CAP
EQUITY                       TAXABLE INCOME
MidCap Select                Bond
Small Company Growth         Intermediate Bond
Small-Cap Value              U.S. Government Income
Micro-Cap Equity
                             TAX-FREE INCOME
NICHE/SECTOR EQUITY          Michigan Tax-Free Bond
NetNet(R)                    Tax-Free Bond
Future Technology            Tax-Free Short & Intermediate Bond
Healthcare
Power Plus(R)                MONEY MARKET
Real Estate Equity           Cash Investment
Investment                   Tax-Free Money Market
                             U.S. Treasury Money Market
HYBRID
Balanced

                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   The past year has been a difficult one for all of us who have assets invested in the stock market. The S&P 500(R) Index barely eked out a positive 0.25% return for the 12 months ending June 30. In terms of calendar quarters, the S&P 500(R) moved from a gut-wrenching low of -17.28% for the three months ended September 30, 2002 to a high of 15.40% for the quarter ended June 30, 2003. In contrast, the bond market provided a positive return in each calendar quarter, with the Lehman Brothers Aggregate Bond Index posting a 10.40% return for the year ending June 30. The three-month Treasury bill, a proxy for money market returns, generated a 1.53% return for the one-year time period.

   At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information on performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  1          Portfolio of Investments
                  2          Statement of Assets and Liabilities
                  4          Statement of Operations
                  5          Statements of Changes in Net Assets
                  6          Financial Highlights
                  9          Notes to Financial Statements
                  23         Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This Page Intentionally Left Blank]

MUNDER U.S. TREASURY MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                       VALUE
----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 79.7%
   (Cost $19,999,089)
   UNITED STATES TREASURY BILL -- 79.7%
$20,000,000      0.820% due 07/03/2003+                                $19,999,089
                                                                       -----------
REPURCHASE AGREEMENT -- 20.4%
   (Cost $5,112,742)
  5,112,742      Agreement with Lehman Brothers Holdings, Inc.,
                   1.050% dated 06/30/2003, to be repurchased at
                   $5,112,891 on 07/01/2003, collateralized by
                   $6,855,000 U.S. Treasury Strip,
                   3.432%, maturing 05/15/2011
                   (value $5,216,030)                                    5,112,742
                                                                       -----------

TOTAL INVESTMENTS
   (Cost $25,111,831)                                       100.1%      25,111,831
OTHER ASSETS AND LIABILITIES (NET)                           (0.1)         (22,355)
                                                            -----      -----------
NET ASSETS                                                  100.0%     $25,089,476
                                                            =====      ===========

------------

+ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Statement of Assets and Liabilities, June 30, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $19,999,089
    Repurchase agreement....................................    5,112,742
                                                              -----------
Total Investments...........................................   25,111,831
Interest receivable.........................................          149
Receivable from investment advisor..........................       20,034
Receivable for Fund shares sold.............................      118,629
Prepaid expenses and other assets...........................       18,849
                                                              -----------
      Total assets..........................................   25,269,492
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       97,291
Dividends payable...........................................          175
Trustees' fees and expenses payable.........................       14,455
Investment advisory fees payable............................        9,308
Transfer agency/record keeping fees payable.................        8,588
Administration fees payable.................................        3,351
Custody fees payable........................................        1,573
Shareholder servicing fees payable..........................          713
Accrued expenses and other payables.........................       44,562
                                                              -----------
      Total liabilities.....................................      180,016
                                                              -----------
NET ASSETS..................................................  $25,089,476
                                                              ===========
Investments, at cost........................................  $25,111,831
                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Accumulated net realized gain on investments sold...........  $     4,987
Paid-in capital.............................................   25,084,489
                                                              -----------
                                                              $25,089,476
                                                              ===========
NET ASSETS:
Class A Shares..............................................  $ 9,747,220
                                                              ===========
Class K Shares..............................................  $10,174,402
                                                              ===========
Class Y Shares..............................................  $ 5,167,854
                                                              ===========
SHARES OUTSTANDING:
Class A Shares..............................................    9,748,467
                                                              ===========
Class K Shares..............................................   10,169,064
                                                              ===========
Class Y Shares..............................................    5,166,958
                                                              ===========
CLASS A SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $1.00
                                                              ===========
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $1.00
                                                              ===========
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share.....................................................        $1.00
                                                              ===========

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Statement of Operations, Year Ended June 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $754,535
                                                              --------
EXPENSES:
Distribution and shareholder servicing fees:
  Class A Shares............................................    51,505
Shareholder servicing fees:
  Class K Shares............................................    39,179
Investment advisory fees....................................   182,788
Administration fees.........................................    70,798
Legal and audit fees........................................    48,530
Transfer agency/record keeping fees.........................    47,646
Trustees' fees and expenses.................................    20,320
Registration and filing fees................................    19,716
Custody fees................................................    17,101
Other.......................................................    19,866
                                                              --------
      Total Expenses........................................   517,449
Fees waived by transfer agent and distributor and expenses
  reimbursed by investment advisor..........................   (33,147)
                                                              --------
Net Expenses................................................   484,302
                                                              --------
NET INVESTMENT INCOME.......................................   270,233
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $270,233
                                                              ========

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         YEAR ENDED       YEAR ENDED
                                                      JUNE 30, 2003    JUNE 30, 2002
                                                    --------------------------------
Net investment income.............................   $     270,233     $   1,629,858
Net realized gain on investments sold.............              --             4,907
                                                     -------------     -------------
Net increase in net assets resulting from
  operations......................................         270,233         1,634,765
Dividends to shareholders from net investment
  income:
  Class A Shares..................................        (114,815)         (462,910)
  Class K Shares..................................        (121,075)         (885,715)
  Class Y Shares..................................         (34,343)         (281,233)
Distributions to shareholders from net realized
  gains:
  Class A Shares..................................         (17,327)               --
  Class K Shares..................................         (18,989)               --
  Class Y Shares..................................          (5,186)               --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class A Shares..................................     (14,363,887)        7,766,774
  Class K Shares..................................     (13,930,961)      (25,859,388)
  Class Y Shares..................................      (1,330,100)       (4,396,758)
                                                     -------------     -------------
Net decrease in net assets........................     (29,666,450)      (22,484,465)
NET ASSETS:
Beginning of year.................................      54,755,926        77,240,391
                                                     -------------     -------------
End of year.......................................   $  25,089,476     $  54,755,926
                                                     =============     =============
CAPITAL STOCK ACTIVITY(A):
CLASS A SHARES:
Sold..............................................   $  87,085,227     $ 170,628,318
Issued as reinvestment of dividends...............         132,142           462,910
Redeemed..........................................    (101,581,256)     (163,324,454)
                                                     -------------     -------------
Net increase/(decrease)...........................   $ (14,363,887)    $   7,766,774
                                                     =============     =============
CLASS K SHARES:
Sold..............................................   $  30,648,155     $ 182,768,859
Redeemed..........................................     (44,579,116)     (208,628,247)
                                                     -------------     -------------
Net decrease......................................   $ (13,930,961)    $ (25,859,388)
                                                     =============     =============
CLASS Y SHARES:
Sold..............................................   $  14,241,568     $  42,593,189
Issued as reinvestment of dividends...............               2               149
Redeemed..........................................     (15,571,670)      (46,990,096)
                                                     -------------     -------------
Net decrease......................................   $  (1,330,100)    $  (4,396,758)
                                                     =============     =============

------------
(a) Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown above for such transactions.
                       See Notes to Financial Statements.

    MUNDER U.S. TREASURY MONEY MARKET FUND(A)
       Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                     A SHARES
                                                ---------------------------------------------------
                                                   YEAR       YEAR       YEAR       YEAR       YEAR
                                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                                6/30/03    6/30/02    6/30/01    6/30/00    6/30/99
                                                ---------------------------------------------------
Net asset value, beginning of period..........  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................    0.005      0.016      0.048      0.046      0.041
                                                -------    -------    -------    -------    -------
Total from investment operations..............    0.005      0.016      0.048      0.046      0.041
                                                -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income..........   (0.004)    (0.016)    (0.048)    (0.046)    (0.041)
Distributions from net realized gains.........   (0.001)        --         --         --         --
                                                -------    -------    -------    -------    -------
Total distributions...........................   (0.005)    (0.016)    (0.048)    (0.046)    (0.041)
                                                -------    -------    -------    -------    -------
Net asset value, end of period................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                =======    =======    =======    =======    =======
TOTAL RETURN(B)...............................     0.48%      1.56%      4.87%      4.66%      4.23%
                                                =======    =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's)..........  $ 9,747    $24,115    $16,347    $20,631    $27,040
Ratio of operating expenses to average net
 assets.......................................     1.00%      0.80%      0.86%      0.86%      0.83%
Ratio of net investment income to average net
 assets.......................................     0.45%      1.57%      4.72%      4.55%      4.10%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements...............................     1.07%      0.80%      0.86%      0.86%      0.83%

------------

(a) The Munder U. S. Treasury Money Market Fund Class A Shares and Class K Shares commenced operations on November 24, 1992 and November 25, 1992, respectively.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                        K SHARES
--------------------------------------------------------
        YEAR       YEAR       YEAR       YEAR       YEAR
       ENDED      ENDED      ENDED      ENDED      ENDED
     6/30/03    6/30/02    6/30/01    6/30/00    6/30/99
--------------------------------------------------------
     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
     -------    -------    -------    -------    -------
       0.005      0.017      0.049      0.047      0.042
     -------    -------    -------    -------    -------
       0.005      0.017      0.049      0.047      0.042
     -------    -------    -------    -------    -------
      (0.004)    (0.017)    (0.049)    (0.047)    (0.042)
      (0.001)        --         --         --         --
     -------    -------    -------    -------    -------
      (0.005)    (0.017)    (0.049)    (0.047)    (0.042)
     -------    -------    -------    -------    -------
     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
     =======    =======    =======    =======    =======
        0.53%      1.66%      4.98%      4.77%      4.33%
     =======    =======    =======    =======    =======
     $10,174    $24,121    $49,976    $13,440    $21,777
        0.91%      0.70%      0.76%      0.76%      0.73%
        0.54%      1.67%      4.82%      4.65%      4.23%
        0.97%      0.70%      0.76%      0.76%      0.73%

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                                                          Y SHARES
                                                 -----------------------------------------------------------
                                                    YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED
                                                 6/30/03      6/30/02      6/30/01      6/30/00      6/30/99
                                                 -----------------------------------------------------------
Net asset value, beginning of period...........  $ 1.00       $ 1.00       $  1.00      $  1.00      $  1.00
                                                 ------       ------       -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................   0.007        0.018         0.050        0.048        0.044
                                                 ------       ------       -------      -------      -------
Total from investment operations...............   0.007        0.018         0.050        0.048        0.044
                                                 ------       ------       -------      -------      -------
LESS DISTRIBUTIONS:
Dividends from net investment income...........  (0.006)      (0.018)       (0.050)      (0.048)      (0.044)
Distributions from net realized gains..........  (0.001)          --            --           --           --
                                                 ------       ------       -------      -------      -------
Total distributions............................  (0.007)      (0.018)       (0.050)      (0.048)      (0.044)
                                                 ------       ------       -------      -------      -------
Net asset value, end of period.................  $ 1.00       $ 1.00       $  1.00      $  1.00      $  1.00
                                                 ======       ======       =======      =======      =======
TOTAL RETURN(B)................................    0.66%        1.82%         5.14%        4.92%        4.33%
                                                 ======       ======       =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........  $5,168       $6,520       $10,917      $14,266      $33,967
Ratio of operating expenses to average net
 assets........................................    0.78%        0.55%         0.61%        0.61%        0.58%
Ratio of net investment income to average net
 assets........................................    0.67%        1.82%         4.97%        4.80%        4.40%
Ratio of operating expenses to average net
 assets without expense waivers and
 reimbursements................................    0.82%        0.55%         0.61%        0.61%        0.58%

------------

(a) The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

   As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the Munder U.S. Treasury Money Market Fund (the "Fund"), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund offers 3 classes of shares -- Class A, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

   Prior to June 13, 2003, the Fund was a series of The Munder Funds Trust ("MFT"). On April 28, 2003, shareholders of the Munder U.S. Treasury Money Market Fund series of MFT (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On June 13, 2003, the reorganization and redomiciliation was completed.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

   Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for the period of its contract with the Fund, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the year ending June 30, 2003, such waivers were $780 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets. Prior to June 13, 2003, the fee was computed daily and payable monthly.

   The Advisor voluntarily agreed to reimburse certain operating expenses of the Fund during the year ended June 30, 2003 in an amount totaling $20,034.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $70,798 before payment of sub-administration fees and $17,937 after payment of sub-administration fees for its administrative services to the Fund. During the year ended June 30, 2002, the Fund paid an effective rate of 0.1363% for administrative services.

   Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $4,574 for its sub-transfer agency and other related services provided to the Fund for the year ended June 30, 2003.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund.

   The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:



CLASS A      CLASS K
SHARES        SHARES
12b-1 FEES   SERVICE FEES
-------------------------
  0.25%         0.15%

   No payments are made under the Plan with regard to Class Y Shares.

   The Distributor began voluntarily waiving its 12b-1 fees for Class A Shares of the Fund beginning on March 24, 2003 and the Fund voluntarily ceased collecting service fees for Class K Shares beginning on May 2, 2003. For the year ended June 30, 2003 these waivers amounted to $6,900 and $5,433 for Class A and Class K Shares, respectively.

   Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the year ended June 30, 2003, the Fund paid $267 to Comerica Securities and $33,614 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. DISTRIBUTIONS TO SHAREHOLDERS

   During the years ended June 30, 2003 and June 30, 2002, distributions of $311,735 and $1,629,858, respectively, were paid to shareholders from ordinary income on a tax basis.

   At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                     POST
UNDISTRIBUTED   UNDISTRIBUTED      OCTOBER
  ORDINARY        LONG-TERM      LOSS/CAPITAL
   INCOME           GAIN        LOSS CARRYOVER    TOTAL
--------------------------------------------------------
   $14,217          --              --           $14,217

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

   The differences between book and tax distributable earnings are primarily due to deferred Trustees' compensation.

6. INCOME TAX INFORMATION

   At June 30, 2003, aggregate cost for Federal income tax purposes was $25,111,831.

7. SUBSEQUENT EVENT (UNAUDITED)

   On August 12, 2003, the Board of Trustees approved the plan of liquidation of the Fund, providing for the complete liquidation of the Fund. The liquidation will be completed on August 18, 2003. Liquidation proceeds, which will be distributed to all shareholders of record on the date of liquidation, will be equal to the net asset value of Fund shares after all charges, taxes, expenses and liabilities of the Fund are paid or provided for.

8. SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of MFT, was held on April 28, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of MFT approved the proposal, as did the shareholders of

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

MFI, MFFT and St. Clair Funds, Inc. The names of the Directors/Trustees and the results of the election for MFT are as set forth below.

NOMINEES:                                                     NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy...............................  For         1,412,842,369.064
                                                Withhold        2,751,473.058
                                                TOTAL       1,415,593,842.122
Joseph E. Champagne...........................  For         1,412,911,837.169
                                                Withhold        2,682,004.953
                                                TOTAL       1,415,593,842.122
Thomas D. Eckert..............................  For         1,412,891,621.682
                                                Withhold        2,702,220.440
                                                TOTAL       1,415,593,842.122
Charles W. Elliott............................  For         1,412,822,697.046
                                                Withhold        2,771,145.076
                                                TOTAL       1,415,593,842.122
John Engler...................................  For         1,411,422,159.584
                                                Withhold        4,171,682.538
                                                TOTAL       1,415,593,842.122
Michael T. Monahan............................  For         1,412,287,359.761
                                                Withhold        3,306,482.361
                                                TOTAL       1,415,593,842.122
Arthur T. Porter..............................  For         1,412,260,202.958
                                                Withhold        3,333,639.164
                                                TOTAL       1,415,593,842.122
John Rakolta, Jr..............................  For         1,412,413,777.052
                                                Withhold        3,180,065.070
                                                TOTAL       1,415,593,842.122

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST.

   The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,347,733.071
Against..................................................       268,715.067
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,347,733.071
Against..................................................       268,715.067
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,615.697
Against..................................................       270,832.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,615.697
Against..................................................       270,832.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,062,826.702
Against..................................................       553,621.436
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,064,931.076
Against..................................................       551,517.063
Abstain..................................................        50,719.961
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,062,813.702
Against..................................................       553,634.436
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,062,826.702
Against..................................................       553,621.436
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.L -- INVESTMENTS IN OTHER INVESTMENT COMPANIES

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.M -- WRITING AND SELLING OPTIONS

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,615.697
Against..................................................       270,832.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.N -- INTERESTS IN OIL, GAS, ETC.

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                             --------------
For......................................................    26,345,628.697
Against..................................................       270,819.441
Abstain..................................................        50,719.962
Broker Non-votes.........................................    10,466,714.000
TOTAL....................................................    37,133,882.100

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

9. DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

   Information about the Directors/Trustees and executive officers of the Munder Funds, including their business addresses, ages and principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below. A Director/Trustee is deemed to be a "Non-Interested Director/Trustee" to the extent the Director/Trustee is not an "interested person" of the Munder Funds (as that term is defined in Section 2(a)(19) of the 1940 Act).

                                                 TERM OF                         NUMBER OF
                                              OFFICE(1) AND     PRINCIPAL      PORTFOLIOS IN          OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     FUND COMPLEX      DIRECTORSHIPS
                               THE MUNDER         TIME           DURING         OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)     PAST 5 YEARS    DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS/TRUSTEES
Charles W. Elliott          Director/Trustee  Indefinite     Consultant,         32              None
c/o The Munder Funds        and Chairman      since 11/89    self- employed
480 Pierce Street                                            (since 7/95);
Suite 300                                                    Senior Advisor
Birmingham, MI 48009                                         to President,
Age 71                                                       Western
                                                             Michigan
                                                             University
                                                             (7/95 to
                                                             12/98).

John Rakolta, Jr.           Director/Trustee  Indefinite     Chairman and        32              None
c/o The Munder Funds        and Vice          since 2/93     Chief Executive
480 Pierce Street           Chairman                         Officer,
Suite 300                                                    Walbridge
Birmingham, MI 48009                                         Aldinger
Age 56                                                       Company
                                                             (construction
                                                             company) (since
                                                             1991).

David J. Brophy             Director/Trustee  Indefinite     Professor of        32              None
c/o The Munder Funds                          since 5/93     Finance,
480 Pierce Street                                            University of
Suite 300                                                    Michigan --
Birmingham, MI 48009                                         Business School
Age 67                                                       (since 8/66).

Joseph E. Champagne         Director/Trustee  Indefinite     Vice President,     32              None
c/o The Munder Funds                          since 11/89    Macomb College
480 Pierce Street                                            (since 2001);
Suite 300                                                    Dean, Macomb
Birmingham, MI 48009                                         College (since
Age 65                                                       9/97).

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                         NUMBER OF
                                              OFFICE(1) AND     PRINCIPAL      PORTFOLIOS IN          OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     FUND COMPLEX      DIRECTORSHIPS
                               THE MUNDER         TIME           DURING         OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)     PAST 5 YEARS    DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------

Thomas D. Eckert            Director/Trustee  Indefinite     Director,           32              None
c/o The Munder Funds                          since 2/93     President and
480 Pierce Street                                            Chief Executive
Suite 300                                                    Officer,
Birmingham, MI 48009                                         Capital
Age 55                                                       Automotive REIT
                                                             (real estate
                                                             investment
                                                             trust
                                                             specializing in
                                                             retail
                                                             automotive
                                                             properties)
                                                             (since 10/97).

John Engler                 Director/Trustee  Indefinite     President of        32              Universal Forest
c/o The Munder Funds                          since 2/03     State and Local                     Products, Inc.
480 Pierce Street                                            Government/Vice                     (manufacturer
Suite 300                                                    President of                        and distributor
Birmingham, MI 48009                                         Government                          of lumber
Age 54                                                       Solutions for                       products) (since
                                                             North America,                      1/03); Northwest
                                                             Electronic Data                     Airlines (since
                                                             Systems Corp.                       4/03).
                                                             (computer
                                                             services)
                                                             (since 1/03);
                                                             Governor of the
                                                             State of
                                                             Michigan (1/91
                                                             to 1/03).

Arthur T. Porter            Director/Trustee  Indefinite     President and       32              None
3990 John R.                                  since 2/01     Chief Executive
Detroit, MI 48201                                            Officer of the
Age 47                                                       Detroit Medical
                                                             Center (since
                                                             3/99);
                                                             Professor with
                                                             Tenure and
                                                             Chairman of
                                                             Radiation
                                                             Oncology of
                                                             Wayne State
                                                             University
                                                             School of
                                                             Medicine (3/91
                                                             to 3/99).


MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF                         NUMBER OF
                                              OFFICE(1) AND     PRINCIPAL      PORTFOLIOS IN          OTHER
                            POSITION(S) WITH    LENGTH OF     OCCUPATION(S)     FUND COMPLEX      DIRECTORSHIPS
                               THE MUNDER         TIME           DURING         OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE            FUNDS          SERVED(2)     PAST 5 YEARS    DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Michael T. Monahan(3)       Director/Trustee  Indefinite     President of        32              CMS Energy
3707 West Maple Rd.                           since 8/00     Monahan                             Corporation
Suite 102                                                    Enterprises,                        (energy company)
Bloomfield Hills, MI 48301                                   LLC (consulting                     (since 12/02);
Age 64                                                       company) (since                     Guilford Mills,
                                                             6/99); Chairman                     Inc. (supplier
                                                             of Munder                           of automotive
                                                             Capital                             textile
                                                             Management                          products) (since
                                                             (investment                         10/02).
                                                             advisor) (10/99
                                                             to 12/00);
                                                             Chairman and
                                                             Chief Executive
                                                             Officer of
                                                             Munder Capital
                                                             Management
                                                             (10/99 to
                                                             12/99);
                                                             President of
                                                             Comerica
                                                             Incorporated
                                                             (bank holding
                                                             company) (6/92
                                                             to 6/99).

-----------------------------------------------------------------------------------------------------------------
(1) A Director/Trustee may serve until his death, resignation, removal or retirement. Pursuant to the Fund's
    By-Laws, any Director/Trustee shall retire as Director/Trustee at the end of the calendar year in which he attains the age of 75 years.
(2) Length of time served is measured from the earliest date of service as a Director/Trustee of any of the
    Munder Funds or their predecessors.
(3) Mr. Monahan is an "interested person" of the Fund as defined in the 1940 Act. Mr. Monahan owns stock in
    Comerica.

MUNDER U.S. TREASURY MONEY MARKET FUND
   Notes To Financial Statements, June 30, 2003 (continued)
--------------------------------------------------------------------------------

                                                 TERM OF
                              POSITION(S)     OFFICE(1) AND            PRINCIPAL OCCUPATION(S)
                                WITH THE        LENGTH OF                    DURING PAST
NAME, ADDRESS AND AGE         MUNDER FUNDS    TIME SERVED(2)                   5 YEARS
--------------------------------------------------------------------------------------------------------
OFFICERS
James C. Robinson           President         through 2/04;   Chairman and Chief Executive Officer of
480 Pierce Street                             since 5/00      Munder Capital Management (investment
Suite 300                                                     advisor) (since 1/00); Chief Investment
Birmingham, MI 48009                                          Officer/Fixed Income of Munder Capital
Age 42                                                        Management (1/90 to 1/00).

Stephen J. Shenkenberg      Vice President    through 2/04;   General Counsel of Munder Capital
480 Pierce Street           and Secretary     since 8/00      Management (investment advisor) (since
Suite 300                                                     7/00); Deputy General Counsel of Strong
Birmingham, MI 48009                                          Capital Management, Inc. (investment
Age 45                                                        advisor) (12/92 to 7/00).

Peter K. Hoglund            Vice President    through 2/04;   Chief Administration Officer of Munder
480 Pierce Street                             since 2/01      Capital Management (investment advisor)
Suite 300                                                     (since 5/00); Associate of Heartland
Birmingham, MI 48009                                          Industrial Partners (a private equity
Age 37                                                        group) (10/99 to 5/00); Sr. Portfolio
                                                              Manager of Munder Capital Management (1/98
                                                              to 10/99).

Cherie Ugorowski            Treasurer         through 2/04;   Controller of Munder Capital Management
480 Pierce Street                             since 8/01      (investment advisor) (since 6/01);
Suite 300                                                     Corporate Accounting Manager,
Birmingham, MI 48009                                          DaimlerChrysler Corporation (automotive
Age 34                                                        manufacturer) (9/99 to 6/01); Manager,
                                                              Audit and Business Advisory Practice,
                                                              Arthur Andersen LLP (5/95 to 9/99).

------------
(1) The officers are elected annually by the Board.
(2) Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

   The Statement of Additional Information for the Fund includes additional information about Directors/Trustees and is available, without charge, upon request, by calling (800) 438-5789.

   Tax Information, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

   At June 30, 2003, the Fund had 79.7% of its net assets invested in a U.S. Treasury bill.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders of Munder U.S. Treasury Money Market Fund and
Board of Trustees of Munder Series Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Munder U.S. Treasury Money Market Fund (one of the portfolios comprising Munder Series Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder U.S. Treasury Money Market Fund portfolio of Munder Series Trust at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 14, 2003

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

ANNUSTMM603

ITEM 2. CODE OF ETHICS.
Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant's President and Principal Executive Officer, and Peter K. Hoglund, the registrant's Vice President and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in periodic reports filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1)   Not required.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President

Date:    September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President and Principal Executive Officer

Date:    September 8, 2003

By:      /s/ Peter K. Hoglund
         --------------------
         Peter K. Hoglund
         Vice President and Principal Financial Officer

Date:    September 8, 2003